UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.61%

BIOTECHNOLOGY—50.45%
Acorda Therapeutics Inc.(a)	372,398	$7,637,883
Affymetrix Inc.(a)	635,002	1,898,656
Alexion Pharmaceuticals Inc.(a)	812,403	29,400,865
AMAG Pharmaceuticals Inc.(a)(b)	173,564	6,222,269
Amgen Inc.(a)	3,317,689	191,596,540
Arena Pharmaceuticals Inc.(a)(b)	586,786	2,446,898
ARIAD Pharmaceuticals Inc.(a)	789,053	670,695
ArQule Inc.(a)	367,890	1,552,496
BioCryst Pharmaceuticals Inc.(a)	373,569	511,790
Biogen Idec Inc.(a)	1,120,806	53,383,990
BioMimetic Therapeutics Inc.(a)	206,266	1,901,773
Celera Corp.(a)	433,223	4,821,772
Celgene Corp.(a)	1,993,799	110,217,209
Cell Genesys Inc.(a)(b)	1,039,087	228,599
Crucell NV ADR(a)	125,921	1,907,703
Cytokinetics Inc.(a)	553,466	1,577,378
Enzon Pharmaceuticals Inc.(a)(b)	582,940	3,398,540
Exelixis Inc.(a)(b)	1,394,061	6,998,186
Genomic Health Inc.(a)(b)	299,745	5,839,033
GenVec Inc.(a)(b)	734,869	315,994
Genzyme Corp.(a)	943,675	62,631,710
Geron Corp.(a)(b)	994,850	4,645,949
GTx Inc.(a)(b)	379,595	6,392,380
Halozyme Therapeutics Inc.(a)(b)	850,518	4,762,901
Harvard Bioscience Inc.(a)	269,384	713,868
Human Genome Sciences Inc.(a)	725,618	1,538,310
Illumina Inc.(a)(b)	1,124,075	29,282,154
ImmunoGen Inc.(a)	407,651	1,748,823
Immunomedics Inc.(a)	847,096	1,440,063
Incyte Corp.(a)	1,112,548	4,216,557
InterMune Inc.(a)(b)	606,173	6,413,310
Lexicon Pharmaceuticals Inc.(a)	1,276,789	1,787,505
Life Technologies Corp.(a)(b)	751,720	17,522,593
Maxygen Inc.(a)	378,474	3,375,988
Micromet Inc.(a)(b)	67,596	294,719
Momenta Pharmaceuticals Inc.(a)	388,701	4,508,932
Monogram Biosciences Inc.(a)	236,031	613,681
Myriad Genetics Inc.(a)	437,614	28,996,304
Nektar Therapeutics(a)	1,133,288	6,301,081
Novavax Inc.(a)(b)	716,073	1,353,378
Optimer Pharmaceuticals Inc.(a)	222,348	2,692,634
Orexigen Therapeutics Inc.(a)(b)	346,004	1,930,702
PDL BioPharma Inc.	912,018	5,636,271
Qiagen NV(a)(b)	1,182,990	20,773,304
Regeneron Pharmaceuticals Inc.(a)	1,139,578	20,922,652
Sangamo BioSciences Inc.(a)(b)	452,600	1,575,048
Savient Pharmaceuticals Inc.(a)(b)	516,817	2,992,370
Seattle Genetics Inc.(a)	758,410	6,780,185
Sequenom Inc.(a)(b)	634,386	12,586,218
StemCells Inc.(a)(b)	812,588	1,105,120
SuperGen Inc.(a)	586,306	1,119,844

Telik Inc.(a)(b)	589,581	224,041
Vertex Pharmaceuticals Inc.(a)(b)	1,435,049	43,596,789
XOMA Ltd.(a)	1,992,968	1,235,640

		744,239,293
COMMERCIAL SERVICES—0.26%
Albany Molecular Research Inc.(a)	387,122	3,770,568

		3,770,568
DISTRIBUTION & WHOLESALE—0.14%
BMP Sunstone Corp.(a)(b)	369,824	2,059,920

		2,059,920
HEALTH CARE - PRODUCTS—2.89%
Caliper Life Sciences Inc.(a)	452,981	439,392
Cerus Corp.(a)	327,377	229,164
Columbia Laboratories Inc.(a)(b)	506,176	642,844
Gen-Probe Inc.(a)	372,123	15,941,749
Luminex Corp.(a)	423,923	9,054,995
TECHNE Corp.	252,896	16,316,850

		42,624,994
PHARMACEUTICALS—45.87%
ACADIA Pharmaceuticals Inc.(a)	382,904	344,614
Adolor Corp.(a)	766,270	1,272,008
Akorn Inc.(a)(b)	952,313	2,190,320
Alexza Pharmaceuticals Inc.(a)	328,169	1,040,296
Alkermes Inc.(a)	828,086	8,819,116
Allos Therapeutics Inc.(a)	803,618	4,918,142
Alnylam Pharmaceuticals Inc.(a)(b)	424,791	10,505,081
Altus Pharmaceuticals Inc.(a)(b)	311,971	165,345
Amylin Pharmaceuticals Inc.(a)(b)	648,191	7,032,872
Angiotech Pharmaceuticals Inc.(a)(b)	440,002	114,400
Antigenics Inc.(a)(b)	622,270	298,690
Array BioPharma Inc.(a)	361,092	1,462,423
Auxilium Pharmaceuticals Inc.(a)(b)	410,430	11,672,629
AVI BioPharma Inc.(a)(b)	729,354	479,915
Biodel Inc.(a)(b)	247,201	1,191,509
BioMarin Pharmaceutical Inc.(a)(b)	1,210,840	21,552,952
Cadence Pharmaceuticals Inc.(a)	383,719	2,774,288
Cardiome Pharma Corp.(a)	580,976	2,643,441
Cephalon Inc.(a)(b)	315,410	24,299,186
CombinatoRX Inc.(a)(b)	349,363	216,605
Cubist Pharmaceuticals Inc.(a)(b)	669,986	16,186,862
CV Therapeutics Inc.(a)(b)	815,256	7,508,508
Cypress Bioscience Inc.(a)(b)	431,038	2,948,300
Dendreon Corp.(a)(b)	980,130	4,488,995
Depomed Inc.(a)	586,319	967,426
Discovery Laboratories Inc.(a)	977,960	1,095,315
DURECT Corp.(a)	810,823	2,748,690
Dyax Corp.(a)	758,807	2,762,057
Endo Pharmaceuticals Holdings Inc.(a)	565,911	14,645,777
Eurand NV(a)	493,362	4,247,847
Flamel Technologies SA SP ADR(a)(b)	249,237	977,009
Gilead Sciences Inc.(a)	3,145,850	160,878,769
Hi-Tech Pharmacal Co. Inc.(a)	146,078	809,272
Idenix Pharmaceuticals Inc.(a)(b)	563,689	3,263,759
Indevus Pharmaceuticals Inc.(a)	672,234	2,110,815
Inspire Pharmaceuticals Inc.(a)	904,926	3,257,734
Isis Pharmaceuticals Inc.(a)(b)	943,540	13,379,397
Ligand Pharmaceuticals Inc. Class B(a)	1,142,766	3,131,179
MannKind Corp.(a)(b)	1,201,891	4,122,486
Matrixx Initiatives Inc.(a)	95,571	1,575,966
Medarex Inc.(a)	1,780,730	9,936,473

Medicines Co. (The)(a)	378,939	5,581,771
Medivation Inc.(a)(b)	309,079	4,503,281
MiddleBrook Pharmaceuticals Inc.(a)(b)	268,558	402,837
Nabi Biopharmaceuticals(a)	732,544	2,454,022
Neurocrine Biosciences Inc.(a)	255,699	818,237
Noven Pharmaceuticals Inc.(a)	204,513	2,249,643
NPS Pharmaceuticals Inc.(a)	440,633	2,736,331
Obagi Medical Products Inc.(a)	254,114	1,895,690
Onyx Pharmaceuticals Inc.(a)	774,619	26,460,985
OSI Pharmaceuticals Inc.(a)	520,057	20,308,226
Osiris Therapeutics Inc.(a)(b)	336,743	6,451,996
Pain Therapeutics Inc.(a)(b)	344,706	2,040,660
Perrigo Co.	900,893	29,107,853
Pharmasset Inc.(a)	591,919	7,760,058
POZEN Inc.(a)(b)	334,811	1,687,447
Progenics Pharmaceuticals Inc.(a)	338,849	3,493,533
QLT Inc.(a)	722,572	1,741,399
Rigel Pharmaceuticals Inc.(a)	403,692	3,229,536
Salix Pharmaceuticals Ltd.(a)	526,782	4,651,485
Santarus Inc.(a)	567,945	891,674
Sepracor Inc.(a)	526,760	5,783,825
Shire PLC ADR	492,021	22,032,700
Synta Pharmaceuticals Corp.(a)(b)	144,217	882,608
Teva Pharmaceutical Industries Ltd. SP ADR(b)	2,038,206	86,766,429
Theravance Inc.(a)(b)	555,184	6,878,730
Trimeris Inc.	312,409	415,504
United Therapeutics Corp.(a)	268,028	16,765,151
Vanda Pharmaceuticals Inc.(a)	178,805	91,191
ViroPharma Inc.(a)	768,469	10,005,466
VIVUS Inc.(a)	578,066	3,075,311
Warner Chilcott Ltd. Class A(a)(b)	1,536,831	22,284,049
XenoPort Inc.(a)	264,418	6,631,603
Zymogenetics Inc.(a)(b)	862,526	2,587,578

		676,703,277

TOTAL COMMON STOCKS
(Cost: $2,136,790,836)		1,469,398,052

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.89%

MONEY MARKET FUNDS—15.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	198,876,358	198,876,358
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	35,632,778	35,632,778

		234,509,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,509,136)		234,509,136

TOTAL INVESTMENTS IN SECURITIES—115.50%
(Cost: $2,371,299,972)		1,703,907,188
Other Assets, Less Liabilities—(15.50)%		(228,712,186)

NET ASSETS—100.00%		$1,475,195,002

ADR  -   American Depositary Receipts

SP ADR  -   Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	25,653	$157,766
Interpublic Group of Companies Inc. (The)(a)(b)	308,137	1,220,223
Lamar Advertising Co. Class A(a)(b)	49,679	623,968
Omnicom Group Inc.	208,512	5,613,143

		7,615,100
AEROSPACE & DEFENSE—2.21%
Alliant Techsystems Inc.(a)(b)	21,344	1,830,461
BE Aerospace Inc.(a)	64,142	493,252
Boeing Co. (The)	488,931	20,862,686
General Dynamics Corp.	258,935	14,912,067
Goodrich Corp.	81,185	3,005,469
L-3 Communications Holdings Inc.	80,060	5,906,827
Lockheed Martin Corp.	213,866	17,981,853
Northrop Grumman Corp.	222,173	10,006,672
Raytheon Co.	274,867	14,029,212
Rockwell Collins Inc.	104,666	4,091,394
Spirit AeroSystems Holdings Inc. Class A(a)	68,145	693,035
United Technologies Corp.	632,935	33,925,316

		127,738,244
AGRICULTURE—2.40%
Altria Group Inc.	1,362,483	20,518,994
Archer-Daniels-Midland Co.	418,376	12,061,780
Bunge Ltd.	79,095	4,094,748
Lorillard Inc.	113,361	6,387,892
Monsanto Co.	356,997	25,114,739
Philip Morris International Inc.	1,371,987	59,695,154
Reynolds American Inc.	111,123	4,479,368
UST Inc.	96,501	6,695,239

		139,047,914
AIRLINES—0.21%
AMR Corp.(a)	181,972	1,941,641
Continental Airlines Inc. Class B(a)	71,038	1,282,946
Copa Holdings SA Class A	19,082	578,566
Delta Air Lines Inc.(a)	390,418	4,474,190
Southwest Airlines Co.	475,489	4,098,715

		12,376,058
APPAREL—0.41%
Coach Inc.(a)	221,506	4,600,680
Guess? Inc.	38,345	588,596
Hanesbrands Inc.(a)	61,214	780,478

Jones Apparel Group Inc.	56,417	330,604
Liz Claiborne Inc.	61,519	159,949
Nike Inc. Class B	229,788	11,719,188
Phillips-Van Heusen Corp.	33,161	667,531
Polo Ralph Lauren Corp.(b)	36,434	1,654,468
VF Corp.	56,586	3,099,215

		23,600,709
AUTO MANUFACTURERS—0.20%
Ford Motor Co.(a)(b)	1,504,420	3,445,122
General Motors Corp.(b)	323,765	1,036,048
Oshkosh Corp.	47,545	422,675
PACCAR Inc.	237,567	6,794,416

		11,698,261
AUTO PARTS & EQUIPMENT—0.20%
Autoliv Inc.	47,281	1,014,650
BorgWarner Inc.	76,052	1,655,652
Federal Mogul Corp. Class A(a)	14,407	60,942
Goodyear Tire & Rubber Co. (The)(a)	156,344	933,374
Johnson Controls Inc.	386,218	7,013,719
TRW Automotive Holdings Corp.(a)	32,801	118,084
WABCO Holdings Inc.	42,478	670,728

		11,467,149
BANKS—4.83%
Associated Banc-Corp.	82,698	1,730,869
BancorpSouth Inc.	54,399	1,270,761
Bank of America Corp.	4,107,926	57,839,598
Bank of Hawaii Corp.	30,811	1,391,733
Bank of New York Mellon Corp. (The)	744,011	21,077,832
BB&T Corp.	355,786	9,769,884
BOK Financial Corp.	14,121	570,488
City National Corp.	25,840	1,258,408
Comerica Inc.	97,189	1,929,202
Commerce Bancshares Inc.	40,042	1,759,846
Cullen/Frost Bankers Inc.	38,231	1,937,547
Discover Financial Services LLC	310,994	2,963,773
Fifth Third Bancorp	329,651	2,722,917
First Citizens BancShares Inc. Class A	4,082	623,730
First Horizon National Corp.(b)	132,095	1,396,244
Fulton Financial Corp.	115,486	1,110,975
Huntington Bancshares Inc.(b)	241,319	1,848,504
KeyCorp	318,814	2,716,295
M&T Bank Corp.(b)	43,024	2,470,008
Marshall & Ilsley Corp.	168,587	2,299,527
National City Corp.	14,638	26,495
Northern Trust Corp.	143,085	7,460,452
PNC Financial Services Group Inc. (The)	276,244	13,535,956
Popular Inc.(b)	181,845	938,320
Regions Financial Corp.	454,680	3,619,253
State Street Corp.	277,972	10,932,639
SunTrust Banks Inc.	229,782	6,787,760
Synovus Financial Corp.(b)	184,579	1,532,006
TCF Financial Corp.	80,892	1,104,985
U.S. Bancorp	1,132,143	28,314,896
Valley National Bancorp	87,674	1,775,399
Wachovia Corp.	15,444	85,560
Webster Financial Corp.	33,336	459,370

Wells Fargo & Co.	2,741,068	80,806,685
Whitney Holding Corp.	42,582	680,886
Wilmington Trust Corp.(b)	43,301	963,014
Zions Bancorporation(b)	75,338	1,846,534

		279,558,351
BEVERAGES—2.48%
Brown-Forman Corp. Class B	68,183	3,510,743
Coca-Cola Co. (The)	1,510,700	68,389,389
Coca-Cola Enterprises Inc.	206,379	2,482,739
Constellation Brands Inc. Class A(a)	120,007	1,892,510
Dr. Pepper Snapple Group Inc.(a)	165,821	2,694,591
Hansen Natural Corp.(a)	47,265	1,584,795
Molson Coors Brewing Co. Class B	75,434	3,690,231
Pepsi Bottling Group Inc.	89,904	2,023,739
PepsiAmericas Inc.	37,577	765,068
PepsiCo Inc.	1,031,641	56,502,978

		143,536,783
BIOTECHNOLOGY—1.97%
Abraxis BioScience Inc.(a)	4,460	294,003
Amgen Inc.(a)	708,093	40,892,371
Biogen Idec Inc.(a)	188,951	8,999,736
Celgene Corp.(a)	297,790	16,461,831
Charles River Laboratories International Inc.(a)	44,725	1,171,795
Genentech Inc.(a)	302,218	25,056,894
Genzyme Corp.(a)	173,649	11,525,084
Illumina Inc.(a)(b)	79,854	2,080,197
Life Technologies Corp.(a)	108,521	2,529,625
Millipore Corp.(a)	35,698	1,839,161
Vertex Pharmaceuticals Inc.(a)	97,097	2,949,807

		113,800,504
BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.	12,453	269,234
Eagle Materials Inc.	28,428	523,359
Lennox International Inc.	30,468	983,812
Martin Marietta Materials Inc.(b)	26,794	2,601,162
Masco Corp.	234,901	2,614,448
Owens Corning(a)	49,478	855,969
USG Corp.(a)	42,967	345,455

		8,193,439
CHEMICALS—1.51%
Air Products and Chemicals Inc.	137,148	6,894,430
Airgas Inc.	53,982	2,104,758
Albemarle Corp.	59,104	1,318,019
Ashland Inc.	47,790	502,273
Cabot Corp.	42,737	653,876
Celanese Corp. Class A	92,635	1,151,453
CF Industries Holdings Inc.	36,510	1,794,832
Chemtura Corp.	151,522	212,131
Cytec Industries Inc.	30,755	652,621
Dow Chemical Co. (The)	604,371	9,119,958
E.I. du Pont de Nemours and Co.	585,593	14,815,503
Eastman Chemical Co.	49,473	1,568,789
Ecolab Inc.	113,313	3,982,952
FMC Corp.	48,751	2,180,632
Huntsman Corp.	104,394	359,115

International Flavors & Fragrances Inc.	52,310	1,554,653
Intrepid Potash Inc.(a)	21,741	451,561
Lubrizol Corp.	44,762	1,628,889
Mosaic Co. (The)	101,701	3,518,855
PPG Industries Inc.	106,460	4,517,098
Praxair Inc.	203,707	12,092,048
Rohm and Haas Co.	85,971	5,312,148
RPM International Inc.	83,298	1,107,030
Sherwin-Williams Co. (The)	65,848	3,934,418
Sigma-Aldrich Corp.	83,602	3,531,348
Terra Industries Inc.	66,552	1,109,422
Valhi Inc.	4,318	46,203
Valspar Corp. (The)	64,100	1,159,569

		87,274,584
COAL—0.19%
Alpha Natural Resources Inc.(a)	45,149	730,962
Arch Coal Inc.	94,867	1,545,383
CONSOL Energy Inc.	119,090	3,403,592
Foundation Coal Holdings Inc.	28,773	403,397
Massey Energy Co.	51,966	716,611
Patriot Coal Corp.(a)	49,849	311,556
Peabody Energy Corp.	177,337	4,034,417

		11,145,918
COMMERCIAL SERVICES—1.67%
Accenture Ltd.	388,560	12,740,882
Alliance Data Systems Corp.(a)(b)	43,665	2,031,732
Apollo Group Inc. Class A(a)(b)	83,132	6,369,574
Avis Budget Group Inc.(a)	63,958	44,771
Brinks Home Security Holdings Inc.(a)	26,101	572,134
Career Education Corp.(a)	57,640	1,034,062
Convergys Corp.(a)	80,139	513,691
Corporate Executive Board Co. (The)	23,235	512,564
Corrections Corp. of America(a)	82,576	1,350,943
DeVry Inc.	39,920	2,291,807
Equifax Inc.	83,663	2,218,743
FTI Consulting Inc.(a)	32,786	1,464,878
Genpact Ltd.(a)	39,842	327,501
H&R Block Inc.	211,256	4,799,736
Hertz Global Holdings Inc.(a)	205,674	1,042,767
Hewitt Associates Inc. Class A(a)	63,428	1,800,087
Hillenbrand Inc.	40,073	668,418
Iron Mountain Inc.(a)(b)	116,162	2,872,686
ITT Educational Services Inc.(a)	25,188	2,392,356
Lender Processing Services Inc.	63,692	1,875,729
Manpower Inc.	51,668	1,756,195
McKesson Corp.	180,496	6,990,610
Monster Worldwide Inc.(a)	76,239	921,730
Moody’s Corp.	127,923	2,569,973
Morningstar Inc.(a)(b)	9,895	351,273
Pharmaceutical Product Development Inc.	69,241	2,008,681
Quanta Services Inc.(a)	127,791	2,530,262
R.R. Donnelley & Sons Co.	137,151	1,862,511
Robert Half International Inc.	92,592	1,927,765
SAIC Inc.(a)	121,376	2,364,404
Service Corp. International	168,477	837,331
Strayer Education Inc.	9,334	2,001,303
Ticketmaster Entertainment Inc.(a)	23,720	152,282

Tree.com Inc.(a)	4,356	11,326
United Rentals Inc.(a)	38,200	348,384
Visa Inc. Class A	291,172	15,271,971
Weight Watchers International Inc.	23,912	703,491
Western Union Co.	482,128	6,913,716

		96,448,269
COMPUTERS—4.14%
Affiliated Computer Services Inc. Class A(a)	58,682	2,696,438
Apple Inc.(a)	573,374	48,937,471
Brocade Communications Systems Inc.(a)	241,497	676,192
Cadence Design Systems Inc.(a)	166,003	607,571
Cognizant Technology Solutions Corp.(a)	187,741	3,390,602
Computer Sciences Corp.(a)	98,047	3,445,372
Dell Inc.(a)	1,181,280	12,096,307
Diebold Inc.	42,934	1,206,016
DST Systems Inc.(a)(b)	26,661	1,012,585
EMC Corp.(a)	1,344,900	14,081,103
FactSet Research Systems Inc.(b)	28,205	1,247,789
Hewlett-Packard Co.	1,603,360	58,185,934
IHS Inc. Class A(a)	28,192	1,054,945
International Business Machines Corp.	893,244	75,175,415
Lexmark International Inc. Class A(a)	51,585	1,387,637
NCR Corp.(a)	103,642	1,465,498
NetApp Inc.(a)	224,979	3,142,957
SanDisk Corp.(a)	144,722	1,389,331
Seagate Technology	312,411	1,383,981
Sun Microsystems Inc.(a)	484,316	1,850,087
Synopsys Inc.(a)	92,702	1,716,841
Teradata Corp.(a)	118,368	1,755,397
Unisys Corp.(a)	220,061	187,052
Western Digital Corp.(a)	143,094	1,638,426

		239,730,947
COSMETICS & PERSONAL CARE—2.66%
Alberto-Culver Co.	57,375	1,406,261
Avon Products Inc.	277,812	6,675,822
Bare Escentuals Inc.(a)	39,739	207,835
Colgate-Palmolive Co.	330,427	22,647,467
Estee Lauder Companies Inc. (The) Class A	63,574	1,968,251
Procter & Gamble Co. (The)	1,960,417	121,192,979

		154,098,615
DISTRIBUTION & WHOLESALE—0.26%
Central European Distribution Corp.(a)	26,194	516,022
Fastenal Co.(b)	83,575	2,912,589
Genuine Parts Co.	107,124	4,055,715
Ingram Micro Inc. Class A(a)	108,702	1,455,520
LKQ Corp.(a)	87,502	1,020,273
Tech Data Corp.(a)	33,579	599,049
W.W. Grainger Inc.	49,657	3,914,958
WESCO International Inc.(a)	26,355	506,807

		14,980,933
DIVERSIFIED FINANCIAL SERVICES—3.89%
Affiliated Managers Group Inc.(a)	26,178	1,097,382
American Express Co.	655,042	12,151,029
AmeriCredit Corp.(a)(b)	73,641	562,617
Ameriprise Financial Inc.	144,562	3,376,968

BlackRock Inc.	11,313	1,517,639
Capital One Financial Corp.	244,326	7,791,556
Charles Schwab Corp. (The)	608,067	9,832,443
CIT Group Inc.	182,723	829,562
Citigroup Inc.	3,541,378	23,762,646
CME Group Inc.	43,552	9,063,607
E*TRADE Financial Corp.(a)(b)	271,801	312,571
Eaton Vance Corp.	66,240	1,391,702
Federal Home Loan Mortgage Corp.(b)	416,912	304,346
Federal National Mortgage Association(b)	690,724	524,950
Federated Investors Inc. Class B	56,616	960,207
Franklin Resources Inc.	100,195	6,390,437
GLG Partners Inc.(b)	35,160	79,813
Goldman Sachs Group Inc. (The)	287,722	24,280,860
IntercontinentalExchange Inc.(a)	45,927	3,786,222
Invesco Ltd.	252,767	3,649,955
Investment Technology Group Inc.(a)	28,202	640,749
Janus Capital Group Inc.	104,121	836,092
Jefferies Group Inc.(b)	80,803	1,136,090
JPMorgan Chase & Co.	2,409,116	75,959,427
Lazard Ltd. Class A	49,265	1,465,141
Legg Mason Inc.	89,876	1,969,183
Merrill Lynch & Co. Inc.	10,920	127,109
MF Global Ltd.(a)(b)	61,650	125,766
Morgan Stanley	719,489	11,540,604
NASDAQ OMX Group Inc. (The)(a)	87,626	2,165,238
NYSE Euronext Inc.	173,063	4,738,465
Raymond James Financial Inc.	61,357	1,051,045
SLM Corp.(a)	303,579	2,701,853
Student Loan Corp. (The)	2,421	99,261
T. Rowe Price Group Inc.	168,578	5,974,404
TD Ameritrade Holding Corp.(a)	158,961	2,265,194
Waddell & Reed Financial Inc. Class A	56,410	872,099

		225,334,232
ELECTRIC—3.93%
AES Corp. (The)(a)	435,265	3,586,584
Allegheny Energy Inc.	109,208	3,697,783
Alliant Energy Corp.	71,473	2,085,582
Ameren Corp.	136,754	4,548,438
American Electric Power Co. Inc.	260,837	8,680,655
Calpine Corp.(a)(b)	229,551	1,671,131
CenterPoint Energy Inc.	212,872	2,686,445
CMS Energy Corp.	148,841	1,504,783
Consolidated Edison Inc.	177,495	6,909,880
Constellation Energy Group Inc.	116,828	2,931,215
Dominion Resources Inc.	375,669	13,463,977
DPL Inc.(b)	73,381	1,676,022
DTE Energy Co.	106,336	3,793,005
Duke Energy Corp.	822,909	12,351,864
Dynegy Inc. Class A(a)	319,527	639,054
Edison International	212,637	6,829,900
Entergy Corp.	124,528	10,352,013
Exelon Corp.	426,687	23,728,064
FirstEnergy Corp.	198,399	9,638,223
FPL Group Inc.	265,235	13,349,278
Great Plains Energy Inc.	77,924	1,506,271
Hawaiian Electric Industries Inc.	54,598	1,208,800
Integrys Energy Group Inc.	50,159	2,155,834

MDU Resources Group Inc.	118,629	2,560,014
Mirant Corp.(a)	103,082	1,945,157
Northeast Utilities	101,900	2,451,714
NRG Energy Inc.(a)(b)	154,172	3,596,833
NSTAR	69,352	2,530,654
NV Energy Inc.	151,388	1,497,227
OGE Energy Corp.	59,254	1,527,568
Pepco Holdings Inc.	130,496	2,317,609
PG&E Corp.	232,785	9,011,107
Pinnacle West Capital Corp.	64,918	2,085,815
PPL Corp.	243,158	7,462,519
Progress Energy Inc.	170,214	6,783,028
Public Service Enterprise Group Inc.	331,469	9,668,951
Puget Energy Inc.	85,262	2,325,095
Reliant Energy Inc.(a)	224,377	1,296,899
SCANA Corp.	76,064	2,707,878
Southern Co. (The)	499,121	18,467,477
TECO Energy Inc.	136,494	1,685,701
Wisconsin Energy Corp.	76,269	3,201,773
Xcel Energy Inc.	279,688	5,188,212

		227,306,032
ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
AMETEK Inc.	69,136	2,088,599
Emerson Electric Co.	508,009	18,598,209
Energizer Holdings Inc.(a)	37,429	2,026,406
General Cable Corp.(a)(b)	33,393	590,722
Hubbell Inc. Class B	35,793	1,169,715
Molex Inc.	87,022	1,260,949
SunPower Corp. Class A(a)(b)	53,805	1,990,785

		27,725,385
ELECTRONICS—0.72%
Agilent Technologies Inc.(a)	238,321	3,724,957
Amphenol Corp. Class A	113,929	2,732,017
Arrow Electronics Inc.(a)	80,119	1,509,442
Avnet Inc.(a)	97,543	1,776,258
AVX Corp.(b)	31,084	246,807
Dolby Laboratories Inc. Class A(a)	32,870	1,076,821
FLIR Systems Inc.(a)(b)	89,976	2,760,464
Garmin Ltd.	78,865	1,511,842
Gentex Corp.	92,556	817,269
Itron Inc.(a)	22,043	1,405,021
Jabil Circuit Inc.	134,941	910,852
Mettler-Toledo International Inc.(a)	22,330	1,505,042
National Instruments Corp.	37,565	915,083
PerkinElmer Inc.	77,955	1,084,354
Thermo Fisher Scientific Inc.(a)	272,664	9,289,662
Thomas & Betts Corp.(a)	37,805	908,076
Trimble Navigation Ltd.(a)	78,474	1,695,823
Tyco Electronics Ltd.	311,989	5,057,342
Vishay Intertechnology Inc.(a)	125,031	427,606
Waters Corp.(a)	64,795	2,374,737

		41,729,475
ENERGY - ALTERNATE SOURCES—0.10%
Covanta Holding Corp.(a)	78,024	1,713,407
First Solar Inc.(a)(b)	28,926	3,990,631

		5,704,038

ENGINEERING & CONSTRUCTION—0.34%
AECOM Technology Corp.(a)	65,846	2,023,448
Fluor Corp.	115,610	5,187,421
Foster Wheeler Ltd.(a)	87,673	2,049,795
Jacobs Engineering Group Inc.(a)	79,693	3,833,233
KBR Inc.	111,152	1,689,510
McDermott International Inc.(a)	146,470	1,447,124
Shaw Group Inc. (The)(a)	54,011	1,105,605
URS Corp.(a)	55,185	2,249,892

		19,586,028
ENTERTAINMENT—0.12%
Ascent Media Corp. Class A(a)	9,960	217,526
DreamWorks Animation SKG Inc. Class A(a)	51,839	1,309,453
International Game Technology Inc.	201,077	2,390,806
International Speedway Corp. Class A	21,504	617,810
Penn National Gaming Inc.(a)	44,040	941,575
Regal Entertainment Group Class A	49,778	508,233
Scientific Games Corp. Class A(a)(b)	42,783	750,414
Warner Music Group Corp.	35,766	108,013

		6,843,830
ENVIRONMENTAL CONTROL—0.34%
Nalco Holding Co.	90,709	1,046,782
Republic Services Inc.	212,829	5,276,031
Stericycle Inc.(a)	56,370	2,935,750
Waste Management Inc.	318,733	10,562,812

		19,821,375
FOOD—1.98%
Campbell Soup Co.	135,166	4,056,332
ConAgra Foods Inc.	293,996	4,850,934
Corn Products International Inc.	47,773	1,378,251
Dean Foods Co.(a)	87,611	1,574,370
Del Monte Foods Co.	127,472	910,150
General Mills Inc.	217,918	13,238,519
H.J. Heinz Co.	205,364	7,721,686
Hershey Co. (The)	99,890	3,470,179
Hormel Foods Corp.	45,988	1,429,307
J.M. Smucker Co. (The)	77,134	3,344,530
Kellogg Co.	162,929	7,144,437
Kraft Foods Inc. Class A	956,167	25,673,084
Kroger Co. (The)	429,861	11,352,629
McCormick & Co. Inc. NVS	73,036	2,326,927
Safeway Inc.	284,846	6,770,789
Sara Lee Corp.	461,697	4,520,014
Smithfield Foods Inc.(a)(b)	75,531	1,062,721
SUPERVALU Inc.	137,047	2,000,886
Sysco Corp.	391,333	8,977,179
Tyson Foods Inc. Class A	192,127	1,683,033
Whole Foods Market Inc.(b)	89,724	846,995

		114,332,952
FOREST PRODUCTS & PAPER—0.26%
Domtar Corp.(a)	316,994	529,380
International Paper Co.	277,932	3,279,598
MeadWestvaco Corp.	113,402	1,268,968
Plum Creek Timber Co. Inc.	111,635	3,878,200

Rayonier Inc.	50,539	1,584,398
Smurfit-Stone Container Corp.(a)	165,892	42,303
Temple-Inland Inc.	68,374	328,195
Weyerhaeuser Co.	137,944	4,222,466

		15,133,508
GAS—0.30%
AGL Resources Inc.	50,115	1,571,105
Atmos Energy Corp.	59,044	1,399,343
Energen Corp.	46,903	1,375,665
NiSource Inc.	179,822	1,972,647
Sempra Energy	162,833	6,941,571
Southern Union Co.	72,959	951,385
UGI Corp.	70,579	1,723,539
Vectren Corp.	52,576	1,314,926

		17,250,181
HAND & MACHINE TOOLS—0.13%
Black & Decker Corp. (The)	39,736	1,661,362
Kennametal Inc.	49,940	1,108,169
Lincoln Electric Holdings Inc.	28,163	1,434,342
Snap-On Inc.	37,800	1,488,564
Stanley Works (The)	50,579	1,724,744

		7,417,181
HEALTH CARE - PRODUCTS—4.13%
Advanced Medical Optics Inc.(a)	33,382	220,655
Baxter International Inc.	408,039	21,866,810
Beckman Coulter Inc.	40,575	1,782,866
Becton, Dickinson and Co.	158,784	10,859,238
Boston Scientific Corp.(a)	975,083	7,547,142
C.R. Bard Inc.	64,420	5,428,029
Cooper Companies Inc. (The)	30,378	498,199
Covidien Ltd.	325,627	11,800,722
DENTSPLY International Inc.	96,591	2,727,730
Edwards Lifesciences Corp.(a)	35,455	1,948,252
Gen-Probe Inc.(a)	35,435	1,518,035
Henry Schein Inc.(a)	58,800	2,157,372
Hill-Rom Holdings Inc.	40,073	659,602
Hologic Inc.(a)	165,407	2,161,870
IDEXX Laboratories Inc.(a)(b)	39,933	1,440,783
Intuitive Surgical Inc.(a)	25,431	3,229,483
Inverness Medical Innovations Inc.(a)	49,868	943,004
Johnson & Johnson	1,832,841	109,658,877
Kinetic Concepts Inc.(a)	35,965	689,809
Medtronic Inc.	730,621	22,956,112
Patterson Companies Inc.(a)	78,289	1,467,919
ResMed Inc.(a)	49,991	1,873,663
St. Jude Medical Inc.(a)	220,891	7,280,567
Stryker Corp.	199,680	7,977,216
TECHNE Corp.	25,530	1,647,196
Varian Medical Systems Inc.(a)	82,406	2,887,506
Zimmer Holdings Inc.(a)	150,959	6,101,763

		239,330,420
HEALTH CARE - SERVICES—1.25%
Aetna Inc.	315,451	8,990,354
Brookdale Senior Living Inc.(b)	23,668	132,067
Community Health Systems Inc.(a)	61,760	900,461

Covance Inc.(a)	41,268	1,899,566
Coventry Health Care Inc.(a)	97,373	1,448,910
DaVita Inc.(a)	68,338	3,387,515
Health Management Associates Inc. Class A(a)	151,771	271,670
Health Net Inc.(a)	68,637	747,457
Humana Inc.(a)	109,952	4,099,011
Laboratory Corp. of America Holdings(a)	72,768	4,686,987
LifePoint Hospitals Inc.(a)(b)	35,266	805,475
Lincare Holdings Inc.(a)	47,456	1,277,990
Pediatrix Medical Group Inc.(a)	30,304	960,637
Quest Diagnostics Inc.	102,559	5,323,838
Tenet Healthcare Corp.(a)	312,493	359,367
UnitedHealth Group Inc.	799,370	21,263,242
Universal Health Services Inc. Class B	30,525	1,146,824
WellCare Health Plans Inc.(a)	26,234	337,369
WellPoint Inc.(a)	342,403	14,425,438

		72,464,178
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	115,772	2,292,286
Walter Industries Inc.	35,749	625,965

		2,918,251
HOME BUILDERS—0.16%
Centex Corp.	82,216	874,778
D.R. Horton Inc.	208,582	1,474,675
KB Home	50,466	687,347
Lennar Corp. Class A	90,435	784,071
M.D.C. Holdings Inc.	22,890	693,567
NVR Inc.(a)	2,655	1,211,344
Pulte Homes Inc.	137,390	1,501,673
Thor Industries Inc.(b)	21,732	286,428
Toll Brothers Inc.(a)	85,327	1,828,558

		9,342,441
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	37,431	626,221
Whirlpool Corp.(b)	49,203	2,034,544

		2,660,765
HOUSEHOLD PRODUCTS & WARES—0.51%
Avery Dennison Corp.	70,003	2,291,198
Church & Dwight Co. Inc.	43,091	2,418,267
Clorox Co. (The)	89,779	4,988,121
Fortune Brands Inc.	99,798	4,119,661
Jarden Corp.(a)	42,969	494,144
Kimberly-Clark Corp.	272,223	14,357,041
Scotts Miracle-Gro Co. (The) Class A	28,037	833,260

		29,501,692
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	179,966	1,760,067
Toro Co. (The)	23,572	777,876

		2,537,943
INSURANCE—3.11%
Aflac Inc.	309,326	14,179,504
Alleghany Corp.(a)	3,135	884,070
Allied World Assurance Holdings Ltd.	31,597	1,282,838

Allstate Corp. (The)	357,930	11,725,787
American Financial Group Inc.	51,931	1,188,181
American International Group Inc.	1,507,205	2,366,312
American National Insurance Co.	10,319	760,820
Aon Corp.	180,659	8,252,503
Arch Capital Group Ltd.(a)	30,316	2,125,152
Arthur J. Gallagher & Co.	60,034	1,555,481
Assurant Inc.	76,635	2,299,050
Axis Capital Holdings Ltd.	96,546	2,811,420
Brown & Brown Inc.	76,083	1,590,135
Chubb Corp.	237,725	12,123,975
CIGNA Corp.	182,433	3,073,996
Cincinnati Financial Corp.	94,782	2,755,313
CNA Financial Corp.	18,874	310,289
Conseco Inc.(a)	118,409	613,359
Endurance Specialty Holdings Ltd.	32,668	997,354
Erie Indemnity Co. Class A	20,996	790,079
Everest Re Group Ltd.	40,158	3,057,630
Fidelity National Financial Inc.	138,865	2,464,854
First American Corp.	59,780	1,727,044
Genworth Financial Inc. Class A	281,824	797,562
Hanover Insurance Group Inc. (The)	33,849	1,454,492
Hartford Financial Services Group Inc. (The)	204,163	3,352,356
HCC Insurance Holdings Inc.	75,856	2,029,148
Lincoln National Corp.	168,457	3,173,730
Loews Corp.	203,789	5,757,039
Markel Corp.(a)	6,578	1,966,822
Marsh & McLennan Companies Inc.	333,528	8,094,725
MBIA Inc.(a)(b)	137,584	559,967
Mercury General Corp.	17,183	790,246
MetLife Inc.	328,161	11,439,692
MGIC Investment Corp.	80,860	281,393
Nationwide Financial Services Inc. Class A	29,986	1,565,569
Old Republic International Corp.	149,290	1,779,537
OneBeacon Insurance Group Ltd.	14,162	147,851
PartnerRe Ltd.	35,287	2,514,904
Principal Financial Group Inc.	168,279	3,798,057
Progressive Corp. (The)	440,951	6,530,484
Protective Life Corp.	45,296	649,998
Prudential Financial Inc.	282,285	8,541,944
Reinsurance Group of America Inc.	37,979	1,626,261
RenaissanceRe Holdings Ltd.	39,999	2,062,348
StanCorp Financial Group Inc.	31,632	1,321,269
Torchmark Corp.	55,823	2,495,288
Transatlantic Holdings Inc.	17,295	692,838
Travelers Companies Inc. (The)	393,370	17,780,324
Unitrin Inc.	26,277	418,855
Unum Group	224,959	4,184,237
W.R. Berkley Corp.	93,082	2,885,542
Wesco Financial Corp.	631	181,665
White Mountains Insurance Group Ltd.	5,523	1,475,249
XL Capital Ltd. Class A	213,404	789,595

		180,074,133
INTERNET—1.78%
Akamai Technologies Inc.(a)	108,488	1,637,084
Amazon.com Inc.(a)(b)	204,637	10,493,785
eBay Inc.(a)	721,093	10,066,458

Equinix Inc.(a)(b)	21,210	1,128,160
Expedia Inc.(a)	134,462	1,107,967
F5 Networks Inc.(a)(b)	52,598	1,202,390
Google Inc. Class A(a)	154,013	47,382,099
HLTH Corp.(a)(b)	68,271	714,115
IAC/InterActiveCorp.(a)	59,250	932,003
Liberty Media Corp. - Liberty Interactive Group Series A(a)	383,331	1,195,993
McAfee Inc.(a)(b)	98,526	3,406,044
Priceline.com Inc.(a)	25,684	1,891,627
Sohu.com Inc.(a)	18,637	882,276
Symantec Corp.(a)	546,799	7,392,722
VeriSign Inc.(a)	126,469	2,413,029
WebMD Health Corp. Class A(a)(b)	4,675	110,283
Yahoo! Inc.(a)	895,598	10,926,296

		102,882,331
INVESTMENT COMPANIES—0.01%
Allied Capital Corp.(b)	116,117	312,355
American Capital Ltd.	130,518	422,878

		735,233
IRON & STEEL—0.34%
AK Steel Holding Corp.	73,247	682,662
Allegheny Technologies Inc.	65,831	1,680,665
Carpenter Technology Corp.	28,660	588,676
Cliffs Natural Resources Inc.	73,819	1,890,505
Nucor Corp.	205,795	9,507,729
Reliance Steel & Aluminum Co.	40,339	804,360
Schnitzer Steel Industries Inc. Class A	14,075	529,924
Steel Dynamics Inc.	105,851	1,183,414
United States Steel Corp.	76,341	2,839,885

		19,707,820
LEISURE TIME—0.19%
Carnival Corp.	284,295	6,914,054
Harley-Davidson Inc.	153,406	2,603,300
Interval Leisure Group Inc.(a)	23,720	127,851
Royal Caribbean Cruises Ltd.(b)	89,508	1,230,735

		10,875,940
LODGING—0.19%
Boyd Gaming Corp.(b)	35,448	167,669
Choice Hotels International Inc.(b)	19,257	578,865
Las Vegas Sands Corp.(a)	106,572	631,972
Marriott International Inc. Class A	192,096	3,736,267
MGM MIRAGE(a)(b)	80,281	1,104,667
Orient-Express Hotels Ltd. Class A	28,093	215,192
Starwood Hotels & Resorts Worldwide Inc.	122,789	2,197,923
Wyndham Worldwide Corp.	117,712	771,014
Wynn Resorts Ltd.(a)(b)	37,458	1,582,975

		10,986,544
MACHINERY—0.81%
AGCO Corp.(a)	60,702	1,431,960
Bucyrus International Inc.	47,780	884,886
Caterpillar Inc.	400,184	17,876,219
Cummins Inc.	131,741	3,521,437
Deere & Co.	280,324	10,742,016

Flowserve Corp.	37,610	1,936,915
Gardner Denver Inc.(a)	33,794	788,752
Graco Inc.	40,407	958,858
IDEX Corp.	54,167	1,308,133
Joy Global Inc.	69,965	1,601,499
Manitowoc Co. Inc. (The)	83,318	721,534
Rockwell Automation Inc.	95,510	3,079,242
Terex Corp.(a)	62,312	1,079,244
Zebra Technologies Corp. Class A(a)	42,309	857,180

		46,787,875
MANUFACTURING—3.94%
AptarGroup Inc.	44,481	1,567,510
Brink’s Co. (The)	26,101	701,595
Carlisle Companies Inc.	40,802	844,601
Cooper Industries Ltd.	113,820	3,326,959
Crane Co.	32,722	564,127
Danaher Corp.	166,623	9,432,528
Donaldson Co. Inc.	50,408	1,696,229
Dover Corp.	123,386	4,061,867
Eastman Kodak Co.	176,629	1,162,219
Eaton Corp.	107,187	5,328,266
General Electric Co.	6,843,248	110,860,618
Harsco Corp.	54,268	1,502,138
Honeywell International Inc.	482,334	15,835,025
Illinois Tool Works Inc.	305,640	10,712,682
Ingersoll-Rand Co. Ltd. Class A	203,124	3,524,201
ITT Industries Inc.	118,086	5,430,775
Leggett & Platt Inc.	101,782	1,546,069
Pall Corp.	80,644	2,292,709
Parker Hannifin Corp.	109,591	4,662,001
Pentair Inc.	64,128	1,517,910
Roper Industries Inc.	58,096	2,521,947
SPX Corp.	35,033	1,420,588
Teleflex Inc.	25,898	1,297,490
Textron Inc.	161,622	2,241,697
3M Co.	458,216	26,365,749
Trinity Industries Inc.	52,347	824,989
Tyco International Ltd.	314,576	6,794,842

		228,037,331
MEDIA—2.49%
Cablevision Systems Corp.	144,275	2,429,591
CBS Corp. Class B	383,752	3,142,929
Central European Media Enterprises Ltd. Class A(a)(b)	23,474	509,855
Comcast Corp. Class A	1,824,019	30,789,441
CTC Media Inc.(a)	32,963	158,222
DIRECTV Group Inc. (The)(a)(b)	355,424	8,142,764
Discovery Communications Inc. Class C(a)	182,230	2,440,060
Dish Network Corp. Class A(a)	132,162	1,465,677
E.W. Scripps Co. (The) Class A	18,487	40,856
Gannett Co. Inc.	147,119	1,176,952
Hearst-Argyle Television Inc.	16,188	98,099
John Wiley & Sons Inc. Class A	26,014	925,578
Liberty Global Inc. Series A(a)	189,522	3,017,190
Liberty Media Corp. - Liberty Capital Group Series A(a)	61,775	290,960
Liberty Media Corp.- Liberty Entertainment Group Series A(a)	335,908	5,871,672

McGraw-Hill Companies Inc. (The)	208,520	4,835,579
Meredith Corp.	25,765	441,097
New York Times Co. (The) Class A(b)	94,433	692,194
News Corp. Class A	1,506,978	13,698,430
Scripps Networks Interactive Inc. Class A	56,834	1,250,348
Sirius XM Radio Inc.(a)	1,921,938	230,633
Time Warner Cable Inc. Class A(a)	102,072	2,189,444
Time Warner Inc.	2,327,629	23,415,948
Viacom Inc. Class B(a)	364,685	6,950,896
Walt Disney Co. (The)	1,239,362	28,121,124
Washington Post Co. (The) Class B	4,118	1,607,050

		143,932,589
METAL FABRICATE & HARDWARE—0.14%
Commercial Metals Co.	73,493	872,362
Precision Castparts Corp.	90,572	5,387,223
Timken Co. (The)	52,573	1,032,008
Valmont Industries Inc.	12,005	736,627

		8,028,220
MINING—0.55%
Alcoa Inc.	532,521	5,996,186
Century Aluminum Co.(a)	21,826	218,260
Freeport-McMoRan Copper & Gold Inc.	249,595	6,100,102
Newmont Mining Corp.	283,847	11,552,573
Southern Copper Corp.	142,439	2,287,570
Titanium Metals Corp.	56,597	498,620
Vulcan Materials Co.(b)	71,003	4,940,389

		31,593,700
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	18,439	150,647

		150,647
OFFICE & BUSINESS EQUIPMENT—0.14%
Pitney Bowes Inc.	135,161	3,443,902
Xerox Corp.	584,075	4,655,078

		8,098,980
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	40,135	225,559

		225,559
OIL & GAS—10.84%
Anadarko Petroleum Corp.	304,654	11,744,412
Apache Corp.	217,087	16,179,494
Atwood Oceanics Inc.(a)	35,743	546,153
Cabot Oil & Gas Corp.	66,638	1,732,588
Chesapeake Energy Corp.	376,040	6,080,567
Chevron Corp.	1,345,182	99,503,113
Cimarex Energy Co.	54,415	1,457,234
CNX Gas Corp.(a)	17,428	475,784
ConocoPhillips	1,003,264	51,969,075
Continental Resources Inc.(a)	19,356	400,863
Denbury Resources Inc.(a)	162,510	1,774,609
Devon Energy Corp.	290,320	19,076,927
Diamond Offshore Drilling Inc.	44,583	2,627,722
Encore Acquisition Co.(a)	35,000	893,200
ENSCO International Inc.	94,567	2,684,757

EOG Resources Inc.	161,266	10,737,090
Exxon Mobil Corp.	3,436,355	274,324,219
Forest Oil Corp.(a)	57,016	940,194
Frontier Oil Corp.	66,646	841,739
Helmerich & Payne Inc.	68,703	1,562,993
Hess Corp.	182,703	9,800,189
Holly Corp.	27,398	499,466
Marathon Oil Corp.	460,062	12,587,296
Mariner Energy Inc.(a)	56,736	578,707
Murphy Oil Corp.	123,538	5,478,910
Nabors Industries Ltd.(a)	185,025	2,214,749
Newfield Exploration Co.(a)	86,891	1,716,097
Noble Corp.	174,923	3,864,049
Noble Energy Inc.	112,002	5,512,738
Occidental Petroleum Corp.	533,941	32,031,121
Patterson-UTI Energy Inc.	99,464	1,144,831
Petrohawk Energy Corp.(a)	162,789	2,544,392
Pioneer Natural Resources Co.	77,669	1,256,684
Plains Exploration & Production Co.(a)	70,791	1,645,183
Pride International Inc.(a)	108,543	1,734,517
Quicksilver Resources Inc.(a)	68,158	379,640
Range Resources Corp.	101,126	3,477,723
Rowan Companies Inc.	73,154	1,163,149
SandRidge Energy Inc.(a)	66,707	410,248
Southwestern Energy Co.(a)	222,717	6,452,111
St. Mary Land & Exploration Co.	39,993	812,258
Sunoco Inc.	76,173	3,310,479
Tesoro Corp.	89,459	1,178,175
Unit Corp.(a)	30,596	817,525
Valero Energy Corp.	343,905	7,442,104
W&T Offshore Inc.	19,175	274,586
Whiting Petroleum Corp.(a)	27,907	933,768
XTO Energy Inc.	359,569	12,681,999

		627,495,427
OIL & GAS SERVICES—1.37%
Baker Hughes Inc.	200,867	6,441,805
BJ Services Co.	193,066	2,253,080
Cameron International Corp.(a)	140,330	2,876,765
Dresser-Rand Group Inc.(a)	54,873	946,559
Exterran Holdings Inc.(a)	42,491	905,058
FMC Technologies Inc.(a)	82,746	1,971,837
Global Industries Ltd.(a)(b)	73,835	257,684
Halliburton Co.	566,573	10,300,297
Helix Energy Solutions Group Inc.(a)(b)	59,033	427,399
Hercules Offshore Inc.(a)	57,048	270,978
Key Energy Services Inc.(a)	80,646	355,649
National Oilwell Varco Inc.(a)	270,306	6,606,279
Oceaneering International Inc.(a)	35,348	1,030,041
Oil States International Inc.(a)	32,648	610,191
Schlumberger Ltd.	776,092	32,851,974
SEACOR Holdings Inc.(a)	13,895	926,102
Smith International Inc.	139,814	3,200,342
Superior Energy Services Inc.(a)	52,206	831,642
Tetra Technologies Inc.(a)	49,433	240,244
Tidewater Inc.	34,543	1,391,047
Weatherford International Ltd.(a)	443,329	4,796,820

		79,491,793

PACKAGING & CONTAINERS—0.27%
Ball Corp.	63,539	2,642,587
Bemis Co. Inc.	65,721	1,556,273
Crown Holdings Inc.(a)	104,637	2,009,030
Greif Inc. Class A	21,394	715,201
Owens-Illinois Inc.(a)	108,034	2,952,569
Packaging Corp. of America	66,597	896,396
Pactiv Corp.(a)	84,948	2,113,506
Sealed Air Corp.	104,163	1,556,195
Sonoco Products Co.	64,287	1,488,887

		15,930,644
PHARMACEUTICALS—6.58%
Abbott Laboratories	1,003,759	53,570,618
Allergan Inc.	198,601	8,007,592
AmerisourceBergen Corp.	104,708	3,733,887
Amylin Pharmaceuticals Inc.(a)(b)	87,972	954,496
BioMarin Pharmaceutical Inc.(a)	63,765	1,135,017
Bristol-Myers Squibb Co.	1,287,683	29,938,630
Cardinal Health Inc.	232,251	8,005,692
Cephalon Inc.(a)(b)	44,033	3,392,302
Eli Lilly and Co.	650,157	26,181,822
Endo Pharmaceuticals Holdings Inc.(a)	77,872	2,015,327
Express Scripts Inc.(a)	136,989	7,531,655
Forest Laboratories Inc.(a)	198,892	5,065,779
Gilead Sciences Inc.(a)	599,931	30,680,471
Herbalife Ltd.	42,339	917,910
Hospira Inc.(a)	103,857	2,785,445
King Pharmaceuticals Inc.(a)	158,847	1,686,955
Medco Health Solutions Inc.(a)	329,594	13,813,285
Merck & Co. Inc.	1,396,228	42,445,331
Mylan Inc.(a)(b)	200,586	1,983,796
NBTY Inc.(a)	35,229	551,334
Omnicare Inc.	68,694	1,906,945
Perrigo Co.	50,533	1,632,721
Pfizer Inc.	4,400,052	77,924,921
Schering-Plough Corp.	1,054,887	17,964,726
Sepracor Inc.(a)	68,834	755,797
VCA Antech Inc.(a)	54,379	1,081,055
Warner Chilcott Ltd. Class A(a)	61,422	890,619
Watson Pharmaceuticals Inc.(a)	68,733	1,826,236
Wyeth	867,187	32,528,184

		380,908,548
PIPELINES—0.44%
El Paso Corp.	457,084	3,578,968
Equitable Resources Inc.	84,862	2,847,120
National Fuel Gas Co.	52,288	1,638,183
ONEOK Inc.	67,301	1,959,805
Questar Corp.	113,373	3,706,163
Spectra Energy Corp.	412,209	6,488,170
Williams Companies Inc. (The)	380,647	5,511,769

		25,730,178
REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(a)	111,469	481,546
Forest City Enterprises Inc. Class A	47,393	317,533
Jones Lang LaSalle Inc.	20,898	578,875
St. Joe Co. (The)(a)(b)	59,867	1,455,965

		2,833,919

REAL ESTATE INVESTMENT TRUSTS—1.44%
Alexandria Real Estate Equities Inc.	21,030	1,268,950
AMB Property Corp.	63,796	1,494,102
Annaly Capital Management Inc.	350,186	5,557,452
Apartment Investment and Management Co. Class A	59,162	683,321
AvalonBay Communities Inc.(b)	49,690	3,010,220
Boston Properties Inc.	77,923	4,285,765
Brandywine Realty Trust	54,521	420,357
BRE Properties Inc. Class A(b)	30,906	864,750
Camden Property Trust	35,304	1,106,427
CapitalSource Inc.	125,476	579,699
CBL & Associates Properties Inc.(b)	42,059	273,384
Developers Diversified Realty Corp.	77,739	379,366
Digital Realty Trust Inc.	46,942	1,542,045
Douglas Emmett Inc.	78,177	1,020,992
Duke Realty Corp.	96,782	1,060,731
Equity Residential	176,471	5,262,365
Essex Property Trust Inc.	16,624	1,275,892
Federal Realty Investment Trust(b)	38,472	2,388,342
General Growth Properties Inc.(b)	146,578	189,086
HCP Inc.	164,134	4,558,001
Health Care REIT Inc.	65,987	2,784,651
Hospitality Properties Trust	61,220	910,341
Host Hotels & Resorts Inc.	336,102	2,544,292
HRPT Properties Trust	143,953	485,122
iStar Financial Inc.(b)	87,879	195,970
Kilroy Realty Corp.	21,026	703,530
Kimco Realty Corp.	140,061	2,560,315
Liberty Property Trust	59,579	1,360,189
Macerich Co. (The)(b)	47,742	866,995
Mack-Cali Realty Corp.	42,506	1,041,397
Nationwide Health Properties Inc.	63,423	1,821,509
ProLogis	168,554	2,341,215
Public Storage	82,527	6,560,897
Regency Centers Corp.	45,454	2,122,702
Simon Property Group Inc.	146,462	7,781,526
SL Green Realty Corp.(b)	37,887	981,273
Taubman Centers Inc.(b)	35,268	897,923
UDR Inc.	82,799	1,141,798
Ventas Inc.	84,937	2,851,335
Vornado Realty Trust	88,428	5,336,630
Weingarten Realty Investors	49,315	1,020,327

		83,531,184
RETAIL—6.15%
Abercrombie & Fitch Co. Class A	56,378	1,300,640
Advance Auto Parts Inc.	62,551	2,104,841
American Eagle Outfitters Inc.	111,443	1,043,106
AnnTaylor Stores Corp.(a)	37,978	219,133
AutoNation Inc.(a)(b)	73,745	728,601
AutoZone Inc.(a)	25,198	3,514,365
Barnes & Noble Inc.(b)	23,521	352,815
Bed Bath & Beyond Inc.(a)	168,780	4,290,388
Best Buy Co. Inc.	217,907	6,125,366
Big Lots Inc.(a)(b)	52,270	757,392
BJ’s Wholesale Club Inc.(a)(b)	38,515	1,319,524
Brinker International Inc.	66,556	701,500

Burger King Holdings Inc.	51,930	1,240,088
CarMax Inc.(a)(b)	144,972	1,142,379
Chipotle Mexican Grill Inc. Class A(a)(b)	21,293	1,319,740
Copart Inc.(a)(b)	40,687	1,106,280
Costco Wholesale Corp.	281,753	14,792,033
CVS Caremark Corp.	929,837	26,723,515
Darden Restaurants Inc.	90,904	2,561,675
Dick’s Sporting Goods Inc.(a)(b)	54,069	762,914
Dollar Tree Inc.(a)	58,806	2,458,091
Family Dollar Stores Inc.	90,379	2,356,181
Foot Locker Inc.	98,889	725,845
GameStop Corp. Class A(a)	106,956	2,316,667
Gap Inc. (The)	316,542	4,238,497
Home Depot Inc.	1,099,260	25,304,965
HSN Inc.(a)	23,720	172,444
J.C. Penney Co. Inc.	144,256	2,841,843
Kohl’s Corp.(a)	201,068	7,278,662
Limited Brands Inc.	176,702	1,774,088
Lowe’s Companies Inc.	951,097	20,467,607
Macy’s Inc.	273,805	2,833,882
McDonald’s Corp.	737,170	45,844,602
MSC Industrial Direct Co. Inc. Class A	28,474	1,048,697
Nordstrom Inc.	117,930	1,569,648
Office Depot Inc.(a)	175,369	522,600
OfficeMax Inc.	47,342	361,693
O’Reilly Automotive Inc.(a)	87,816	2,699,464
Panera Bread Co. Class A(a)(b)	17,379	907,879
Penske Automotive Group Inc.	26,145	200,794
PetSmart Inc.	82,721	1,526,202
RadioShack Corp.	84,285	1,006,363
Rite Aid Corp.(a)(b)	328,538	101,847
Ross Stores Inc.	86,529	2,572,507
Saks Inc.(a)(b)	91,971	402,833
Sears Holdings Corp.(a)(b)	36,196	1,406,939
Signet Jewelers Ltd.	54,738	474,578
Staples Inc.	457,389	8,196,411
Starbucks Corp.(a)	472,598	4,470,777
Target Corp.	513,065	17,716,134
Tiffany & Co.	82,979	1,960,794
Tim Hortons Inc.	119,803	3,455,119
TJX Companies Inc. (The)	277,028	5,698,466
Urban Outfitters Inc.(a)	73,463	1,100,476
Walgreen Co.	644,311	15,895,152
Wal-Mart Stores Inc.	1,459,143	81,799,557
Williams-Sonoma Inc.	61,235	481,307
Yum! Brands Inc.	308,241	9,709,592

		356,005,498
SAVINGS & LOANS—0.28%
Astoria Financial Corp.	54,129	892,046
Capitol Federal Financial(b)	14,060	641,136
Hudson City Bancorp Inc.	338,247	5,398,422
New York Community Bancorp Inc.	224,662	2,686,958
People’s United Financial Inc.	225,539	4,021,360
Sovereign Bancorp Inc.(a)	286,356	853,341
TFS Financial Corp.	56,290	726,141
Washington Federal Inc.	56,330	842,697

		16,062,101

SEMICONDUCTORS—2.17%
Advanced Micro Devices Inc.(a)	387,998	838,076
Altera Corp.	194,748	3,254,239
Analog Devices Inc.	189,729	3,608,646
Applied Materials Inc.	879,073	8,905,009
Atmel Corp.(a)	291,229	911,547
Broadcom Corp. Class A(a)	335,574	5,694,691
Cree Inc.(a)	59,522	944,614
Cypress Semiconductor Corp.(a)	97,094	434,010
Fairchild Semiconductor International Inc. Class A(a)	83,037	406,051
Integrated Device Technology Inc.(a)	113,991	639,490
Intel Corp.	3,725,596	54,617,237
International Rectifier Corp.(a)	48,165	650,228
Intersil Corp. Class A	80,830	742,828
KLA-Tencor Corp.	111,122	2,421,348
Lam Research Corp.(a)	81,033	1,724,382
Linear Technology Corp.	144,504	3,196,428
LSI Corp.(a)	411,613	1,354,207
Marvell Technology Group Ltd.(a)	318,140	2,121,994
MEMC Electronic Materials Inc.(a)	149,602	2,136,317
Microchip Technology Inc.	121,056	2,364,224
Micron Technology Inc.(a)(b)	495,004	1,306,811
National Semiconductor Corp.	148,878	1,499,201
Novellus Systems Inc.(a)	66,165	816,476
NVIDIA Corp.(a)	361,906	2,920,581
ON Semiconductor Corp.(a)	269,236	915,402
QLogic Corp.(a)(b)	87,537	1,176,497
Rambus Inc.(a)	68,277	1,086,970
Silicon Laboratories Inc.(a)	29,449	729,746
Teradyne Inc.(a)	113,470	478,843
Texas Instruments Inc.	860,704	13,358,126
Varian Semiconductor Equipment Associates Inc.(a)	47,504	860,772
Xilinx Inc.	180,807	3,221,981

		125,336,972
SOFTWARE—4.03%
Activision Blizzard Inc.(a)	388,131	3,353,452
Adobe Systems Inc.(a)	346,281	7,372,322
ANSYS Inc.(a)	54,608	1,523,017
Autodesk Inc.(a)	145,013	2,849,505
Automatic Data Processing Inc.	337,402	13,273,395
BMC Software Inc.(a)(b)	123,846	3,332,696
Broadridge Financial Solutions Inc.	90,101	1,129,867
CA Inc.	253,749	4,701,969
Cerner Corp.(a)(b)	44,593	1,714,601
Citrix Systems Inc.(a)	119,002	2,804,877
Compuware Corp.(a)	161,829	1,092,346
Dun & Bradstreet Corp. (The)	36,357	2,806,760
Electronic Arts Inc.(a)	208,311	3,341,308
Fidelity National Information Services Inc.	127,384	2,072,538
Fiserv Inc.(a)	106,903	3,888,062
Global Payments Inc.	52,017	1,705,637
IMS Health Inc.	118,041	1,789,502
Intuit Inc.(a)	208,948	4,970,873
MasterCard Inc. Class A	47,400	6,774,882
Metavante Technologies Inc.(a)	58,740	946,301
Microsoft Corp.	5,221,325	101,502,558
MSCI Inc. Class A(a)	28,401	504,402

Novell Inc.(a)	231,673	901,208
Nuance Communications Inc.(a)(b)	120,343	1,246,753
Oracle Corp.(a)	2,533,077	44,911,455
Paychex Inc.	210,826	5,540,507
Red Hat Inc.(a)	125,082	1,653,584
Salesforce.com Inc.(a)	68,279	2,185,611
SEI Investments Co.	87,973	1,382,056
Total System Services Inc.	106,056	1,484,784
VMware Inc. Class A(a)(b)	26,365	624,587

		233,381,415
TELECOMMUNICATIONS—5.94%
ADC Telecommunications Inc.(a)(b)	73,492	402,001
Amdocs Ltd.(a)	127,779	2,337,078
American Tower Corp. Class A(a)	258,537	7,580,305
AT&T Inc.	3,863,822	110,118,927
CenturyTel Inc.	65,726	1,796,292
Ciena Corp.(a)	54,657	366,202
Cisco Systems Inc.(a)	3,841,994	62,624,502
Clearwire Corp. Class A(a)(b)	42,937	211,679
CommScope Inc.(a)	45,030	699,766
Corning Inc.	1,024,903	9,767,326
Crown Castle International Corp.(a)(b)	184,192	3,238,095
EchoStar Corp.(a)	26,197	389,549
Embarq Corp.	95,522	3,434,971
Frontier Communications Corp.	213,317	1,864,391
Harris Corp.	87,436	3,326,940
JDS Uniphase Corp.(a)	135,570	494,831
Juniper Networks Inc.(a)	342,777	6,002,025
Leap Wireless International Inc.(a)	33,459	899,713
Level 3 Communications Inc.(a)(b)	999,170	699,419
MetroPCS Communications Inc.(a)	158,197	2,349,225
Motorola Inc.	1,469,200	6,508,556
NeuStar Inc. Class A(a)(b)	51,649	988,045
NII Holdings Inc. Class B(a)	108,539	1,973,239
QUALCOMM Inc.	1,052,903	37,725,515
Qwest Communications International Inc.	977,701	3,558,832
SBA Communications Corp.(a)	70,573	1,151,751
Sprint Nextel Corp.(a)	1,816,215	3,323,673
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	67,284	2,136,267
Tellabs Inc.(a)	260,173	1,071,913
United States Cellular Corp.(a)	10,801	467,035
Verizon Communications Inc.	1,854,021	62,851,312
Virgin Media Inc.	193,778	966,952
Windstream Corp.	293,119	2,696,695

		344,023,022
TEXTILES—0.06%
Cintas Corp.	85,638	1,989,371
Mohawk Industries Inc.(a)	36,109	1,551,604

		3,540,975
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	80,047	2,334,971
Mattel Inc.	236,367	3,781,872

		6,116,843

TRANSPORTATION—1.88%
Alexander & Baldwin Inc.	26,262	658,126
Burlington Northern Santa Fe Corp.	182,910	13,848,116
C.H. Robinson Worldwide Inc.	110,924	6,104,148
Con-way Inc.	30,642	815,077
CSX Corp.	263,335	8,550,487
Expeditors International Washington Inc.	139,347	4,636,075
FedEx Corp.	201,496	12,925,968
Frontline Ltd.(b)	31,011	918,236
J.B. Hunt Transport Services Inc.	52,327	1,374,630
Kansas City Southern Industries Inc.(a)	58,949	1,122,978
Kirby Corp.(a)	35,238	964,112
Landstar System Inc.	34,917	1,341,860
Norfolk Southern Corp.	244,760	11,515,958
Overseas Shipholding Group Inc.	14,231	599,267
Ryder System Inc.	37,463	1,452,815
Teekay Corp.	26,531	521,334
Union Pacific Corp.	336,166	16,068,735
United Parcel Service Inc. Class B	444,949	24,543,387
UTi Worldwide Inc.	63,374	908,783

		108,870,092
TRUCKING & LEASING—0.02%
GATX Corp.	31,382	971,901

		971,901
WATER—0.05%
American Water Works Co. Inc.	40,484	845,306
Aqua America Inc.	86,149	1,773,808

		2,619,114

TOTAL COMMON STOCKS
(Cost: $7,805,970,440)		5,774,218,213

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	68,690,094	68,690,094
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	8,603,538	8,603,538
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	4,307,297	4,307,297

		81,600,929

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,600,929)		81,600,929

TOTAL INVESTMENTS IN SECURITIES—101.17%
(Cost: $7,887,571,369)		5,855,819,142

Other Assets, Less Liabilities—(1.17)%	(67,618,067)

NET ASSETS—100.00%	$5,788,201,075

NVS   -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.24%
Clear Channel Outdoor Holdings Inc. Class A(a)	75,191	$462,425.00
Interpublic Group of Companies Inc. (The)(a)(b)	968,283	3,834,401
Lamar Advertising Co. Class A(a)(b)	186,798	2,346,183
Omnicom Group Inc.	713,779	19,214,931

		25,857,940
AEROSPACE & DEFENSE—2.73%
Alliant Techsystems Inc.(a)(b)	34,682	2,974,328
BE Aerospace Inc.(a)	225,011	1,730,335
Boeing Co. (The)	1,810,244	77,243,111
Goodrich Corp.	301,727	11,169,934
L-3 Communications Holdings Inc.	229,044	16,898,866
Lockheed Martin Corp.	792,138	66,602,963
Northrop Grumman Corp.	210,452	9,478,758
Raytheon Co.	369,864	18,877,859
Rockwell Collins Inc.	387,284	15,138,932
United Technologies Corp.	1,336,342	71,627,931

		291,743,017
AGRICULTURE—3.59%
Altria Group Inc.	3,773,813	56,833,624
Lorillard Inc.	219,592	12,374,009
Monsanto Co.	1,321,938	92,998,338
Philip Morris International Inc.	5,081,090	221,078,226

		383,284,197
AIRLINES—0.09%
AMR Corp.(a)	336,192	3,587,169
Copa Holdings SA Class A	52,027	1,577,459
Delta Air Lines Inc.(a)	354,368	4,061,057

		9,225,685
APPAREL—0.69%
Coach Inc.(a)	821,933	17,071,548
Guess? Inc.	146,849	2,254,132
Hanesbrands Inc.(a)	226,196	2,883,999
Nike Inc. Class B(b)	852,244	43,464,444
Phillips-Van Heusen Corp.	107,491	2,163,794
Polo Ralph Lauren Corp.(b)	134,561	6,110,415

		73,948,332
AUTO MANUFACTURERS—0.25%
Oshkosh Corp.	123,160	1,094,892
PACCAR Inc.	879,674	25,158,676

		26,253,568
AUTO PARTS & EQUIPMENT—0.13%
BorgWarner Inc.	244,815	5,329,623
Goodyear Tire & Rubber Co. (The)(a)	375,760	2,243,287
Johnson Controls Inc.	218,427	3,966,634
WABCO Holdings Inc.	159,078	2,511,842

		14,051,386

BANKS—0.33%
Northern Trust Corp.	478,902	24,969,950
State Street Corp.	271,760	10,688,321

		35,658,271
BEVERAGES—3.66%
Brown-Forman Corp. Class B	185,687	9,561,024
Coca-Cola Co. (The)	3,944,753	178,578,968
Hansen Natural Corp.(a)(b)	174,356	5,846,157
PepsiCo Inc.	3,591,471	196,704,867

		390,691,016
BIOTECHNOLOGY—2.47%
Abraxis BioScience Inc.(a)	16,725	1,102,512
Biogen Idec Inc.(a)	699,352	33,310,136
Celgene Corp.(a)	1,103,747	61,015,134
Charles River Laboratories International Inc.(a)	73,822	1,934,136
Genentech Inc.(a)	1,118,952	92,772,310
Genzyme Corp.(a)	643,978	42,740,820
Illumina Inc.(a)(b)	295,147	7,688,579
Life Technologies Corp.(a)	251,938	5,872,675
Millipore Corp.(a)	132,369	6,819,651
Vertex Pharmaceuticals Inc.(a)	361,645	10,986,775

		264,242,728
BUILDING MATERIALS—0.14%
Eagle Materials Inc.	92,121	1,695,948
Lennox International Inc.	112,131	3,620,710
Martin Marietta Materials Inc.(b)	92,041	8,935,340
USG Corp.(a)(b)	87,902	706,732

		14,958,730
CHEMICALS—1.64%
Air Products and Chemicals Inc.	507,525	25,513,282
Airgas Inc.	199,950	7,796,050
Albemarle Corp.	220,150	4,909,345
Ashland Inc.	13,822	145,269
Celanese Corp. Class A	300,723	3,737,987
CF Industries Holdings Inc.	136,285	6,699,771
Chemtura Corp.	45,760	64,064
Ecolab Inc.	420,316	14,774,107
FMC Corp.	70,197	3,139,912
Huntsman Corp.	41,466	142,643
International Flavors & Fragrances Inc.	193,652	5,755,337
Intrepid Potash Inc.(a)	46,420	964,143
Mosaic Co. (The)	374,757	12,966,592
PPG Industries Inc.	43,091	1,828,351
Praxair Inc.	754,320	44,776,435
Rohm and Haas Co.	269,683	16,663,713
Sherwin-Williams Co. (The)	242,415	14,484,296
Sigma-Aldrich Corp.(b)	164,082	6,930,824
Terra Industries Inc.	247,607	4,127,609
Valhi Inc.	5,461	58,433

		175,478,163
COAL—0.39%
Alpha Natural Resources Inc.(a)	170,450	2,759,585
Arch Coal Inc.	348,021	5,669,262
CONSOL Energy Inc.	440,836	12,599,093
Foundation Coal Holdings Inc.	110,749	1,552,701
Massey Energy Co.	194,641	2,684,099
Patriot Coal Corp.(a)(b)	183,825	1,148,906
Peabody Energy Corp.	653,676	14,871,129

		41,284,775

COMMERCIAL SERVICES—2.75%
Accenture Ltd.	1,438,713	47,175,399
Alliance Data Systems Corp.(a)(b)	162,418	7,557,310
Apollo Group Inc. Class A(a)(b)	307,027	23,524,409
Brinks Home Security Holdings Inc.(a)	96,782	2,121,461
Corporate Executive Board Co. (The)	82,634	1,822,906
Corrections Corp. of America(a)	267,512	4,376,496
DeVry Inc.	147,970	8,494,958
Equifax Inc.	166,515	4,415,978
FTI Consulting Inc.(a)(b)	120,810	5,397,791
Genpact Ltd.(a)	137,605	1,131,113
H&R Block Inc.	783,703	17,805,732
Hertz Global Holdings Inc.(a)	41,911	212,489
Hewitt Associates Inc. Class A(a)	234,298	6,649,377
Hillenbrand Inc.	152,079	2,536,678
Iron Mountain Inc.(a)	432,054	10,684,695
ITT Educational Services Inc.(a)	93,666	8,896,397
Lender Processing Services Inc.	52,520	1,546,714
Manpower Inc.	13,875	471,611
McKesson Corp.	479,538	18,572,507
Monster Worldwide Inc.(a)	288,951	3,493,418
Morningstar Inc.(a)(b)	38,722	1,374,631
Pharmaceutical Product Development Inc.	258,329	7,494,124
Quanta Services Inc.(a)(b)	368,923	7,304,675
Robert Half International Inc.	345,106	7,185,107
SAIC Inc.(a)	73,907	1,439,708
Strayer Education Inc.	34,179	7,328,319
Ticketmaster Entertainment Inc.(a)	11,348	72,854
Tree.com Inc.(a)	1,574	4,092
Visa Inc. Class A	1,078,438	56,564,073
Weight Watchers International Inc.	73,229	2,154,397
Western Union Co.	1,782,694	25,563,832

		293,373,251
COMPUTERS—7.65%
Affiliated Computer Services Inc. Class A(a)	60,292	2,770,417
Apple Inc.(a)	2,123,741	181,261,294
Brocade Communications Systems Inc.(a)	126,285	353,598
Cognizant Technology Solutions Corp.(a)	696,633	12,581,192
Dell Inc.(a)	4,373,781	44,787,517
Diebold Inc.	132,979	3,735,380
DST Systems Inc.(a)(b)	79,629	3,024,309
EMC Corp.(a)	3,476,066	36,394,411
FactSet Research Systems Inc.(b)	103,473	4,577,646
Hewlett-Packard Co.	5,938,641	215,513,282
IHS Inc. Class A(a)	104,807	3,921,878
International Business Machines Corp.	3,308,541	278,446,811
NCR Corp.(a)	342,595	4,844,293
NetApp Inc.(a)	828,888	11,579,565
SanDisk Corp.(a)	105,077	1,008,739
Seagate Technology	560,493	2,482,984
Teradata Corp.(a)	210,704	3,124,740
Unisys Corp.(a)(b)	467,047	396,990
Western Digital Corp.(a)	531,710	6,088,079

		816,893,125
COSMETICS & PERSONAL CARE—2.66%
Alberto-Culver Co.	27,018	662,211
Avon Products Inc.	1,028,107	24,705,411
Bare Escentuals Inc.(a)	144,279	754,579
Colgate-Palmolive Co.	1,223,276	83,843,337
Estee Lauder Companies Inc. (The) Class A	236,738	7,329,408
Procter & Gamble Co. (The)	2,693,931	166,538,814

		283,833,760

DISTRIBUTION & WHOLESALE—0.31%
Central European Distribution Corp.(a)	98,887	1,948,074
Fastenal Co.(b)	311,579	10,858,528
LKQ Corp.(a)(b)	328,437	3,829,575
Tech Data Corp.(a)	17,764	316,910
W.W. Grainger Inc.	184,457	14,542,590
WESCO International Inc.(a)	73,719	1,417,616

		32,913,293
DIVERSIFIED FINANCIAL SERVICES—2.11%
Affiliated Managers Group Inc.(a)	98,901	4,145,930
American Express Co.	2,034,674	37,743,203
BlackRock Inc.	30,475	4,088,221
Charles Schwab Corp. (The)	2,250,931	36,397,554
CME Group Inc.	113,897	23,703,105
E*TRADE Financial Corp.(a)(b)	177,358	203,962
Eaton Vance Corp.	247,573	5,201,509
Federal Home Loan Mortgage Corp.(b)	1,408,322	1,028,075
Federated Investors Inc. Class B	210,115	3,563,550
Franklin Resources Inc.	197,543	12,599,293
GLG Partners Inc.(b)	116,519	264,498
Goldman Sachs Group Inc. (The)	113,103	9,544,762
IntercontinentalExchange Inc.(a)	169,887	14,005,484
Invesco Ltd.	116,076	1,676,137
Investment Technology Group Inc.(a)	97,036	2,204,658
Janus Capital Group Inc.	367,947	2,954,614
Lazard Ltd. Class A	182,966	5,441,409
MF Global Ltd.(a)(b)	105,507	215,234
Morgan Stanley	158,496	2,542,276
NASDAQ OMX Group Inc. (The)(a)	177,881	4,395,440
NYSE Euronext Inc.	385,284	10,549,076
SLM Corp.(a)	994,126	8,847,721
T. Rowe Price Group Inc.(b)	625,639	22,172,646
TD Ameritrade Holding Corp.(a)	584,693	8,331,875
Waddell & Reed Financial Inc. Class A	210,210	3,249,847

		225,070,079
ELECTRIC—1.83%
AES Corp. (The)(a)	1,619,830	13,347,399
Allegheny Energy Inc.	404,853	13,708,323
Calpine Corp.(a)	850,367	6,190,672
CenterPoint Energy Inc.	498,914	6,296,295
Constellation Energy Group Inc.	392,690	9,852,592
DPL Inc.	21,191	484,002
Entergy Corp.	326,653	27,154,664
Exelon Corp.	790,174	43,941,576
Mirant Corp.(a)	242,446	4,574,956
NRG Energy Inc.(a)	214,276	4,999,059
NV Energy Inc.	146,474	1,448,628
PPL Corp.	898,705	27,581,256
Public Service Enterprise Group Inc.	1,225,000	35,733,250

		195,312,672
ELECTRICAL COMPONENTS & EQUIPMENT—0.91%
AMETEK Inc.	257,653	7,783,697
Emerson Electric Co.	1,880,845	68,857,735
Energizer Holdings Inc.(a)	138,480	7,497,307
General Cable Corp.(a)(b)	128,311	2,269,822
Hubbell Inc. Class B	59,555	1,946,257
Molex Inc.	91,391	1,324,256
SunPower Corp. Class A(a)(b)	197,891	7,321,967

		97,001,041

ELECTRONICS—0.88%
Agilent Technologies Inc.(a)	878,795	13,735,566
Amphenol Corp. Class A	423,506	10,155,674
Arrow Electronics Inc.(a)	19,422	365,910
Avnet Inc.(a)	157,348	2,865,307
AVX Corp.	9,680	76,859
Dolby Laboratories Inc. Class A(a)(b)	122,201	4,003,305
FLIR Systems Inc.(a)(b)	331,367	10,166,340
Garmin Ltd.(b)	289,872	5,556,846
Gentex Corp.	342,062	3,020,407
Itron Inc.(a)	82,348	5,248,862
Jabil Circuit Inc.	240,265	1,621,789
Mettler-Toledo International Inc.(a)	83,873	5,653,040
National Instruments Corp.	137,284	3,344,238
PerkinElmer Inc.	126,075	1,753,703
Thermo Fisher Scientific Inc.(a)	342,705	11,675,959
Trimble Navigation Ltd.(a)	292,587	6,322,805
Waters Corp.(a)	241,784	8,861,384

		94,427,994
ENERGY - ALTERNATE SOURCES—0.20%
Covanta Holding Corp.(a)	289,680	6,361,373
First Solar Inc.(a)(b)	107,447	14,823,388

		21,184,761
ENGINEERING & CONSTRUCTION—0.60%
AECOM Technology Corp.(a)	218,336	6,709,465
Fluor Corp.	427,399	19,177,393
Foster Wheeler Ltd.(a)	323,318	7,559,175
Jacobs Engineering Group Inc.(a)	293,762	14,129,952
KBR Inc.	332,986	5,061,387
McDermott International Inc.(a)	547,616	5,410,446
Shaw Group Inc. (The)(a)	200,450	4,103,211
URS Corp.(a)	37,085	1,511,955

		63,662,984
ENTERTAINMENT—0.19%
DreamWorks Animation SKG Inc. Class A(a)	192,230	4,855,730
International Game Technology Inc.	747,710	8,890,272
Penn National Gaming Inc.(a)	160,578	3,433,158
Scientific Games Corp. Class A(a)(b)	156,994	2,753,675
Warner Music Group Corp.	33,129	100,050

		20,032,885
ENVIRONMENTAL CONTROL—0.32%
Nalco Holding Co.	316,226	3,649,248
Republic Services Inc.	346,470	8,588,991
Stericycle Inc.(a)	207,966	10,830,869
Waste Management Inc.	336,130	11,139,348

		34,208,456
FOOD—1.08%
Campbell Soup Co.	248,384	7,454,004
Dean Foods Co.(a)(b)	255,333	4,588,334
General Mills Inc.	68,764	4,177,413
H.J. Heinz Co.	421,115	15,833,924
Hershey Co. (The)	187,196	6,503,189
J.M. Smucker Co. (The)	55,895	2,423,607
Kellogg Co.	343,977	15,083,391
Kroger Co. (The)	703,192	18,571,301
McCormick & Co. Inc. NVS	101,976	3,248,955
Sysco Corp.	1,446,991	33,193,974
Tyson Foods Inc. Class A	76,140	666,986
Whole Foods Market Inc.(b)	340,148	3,210,997

		114,956,075

FOREST PRODUCTS & PAPER—0.05%
Plum Creek Timber Co. Inc.	134,217	4,662,699
Rayonier Inc.	22,972	720,172

		5,382,871
GAS—0.01%
Energen Corp.	32,637	957,243

		957,243
HAND & MACHINE TOOLS—0.04%
Kennametal Inc.	38,869	862,503
Lincoln Electric Holdings Inc.	70,747	3,603,145

		4,465,648
HEALTH CARE - PRODUCTS—4.67%
Advanced Medical Optics Inc.(a)(b)	105,651	698,353
Baxter International Inc.	1,511,318	80,991,532
Beckman Coulter Inc.	122,006	5,360,944
Becton, Dickinson and Co.	587,973	40,211,473
Boston Scientific Corp.(a)	237,746	1,840,154
C.R. Bard Inc.	239,124	20,148,588
DENTSPLY International Inc.(b)	359,444	10,150,699
Edwards Lifesciences Corp.(a)	131,771	7,240,816
Gen-Probe Inc.(a)	130,668	5,597,817
Henry Schein Inc.(a)	201,146	7,380,047
Hill-Rom Holdings Inc.	19,515	321,217
Hologic Inc.(a)(b)	308,347	4,030,095
IDEXX Laboratories Inc.(a)(b)	145,064	5,233,909
Intuitive Surgical Inc.(a)	93,208	11,836,484
Inverness Medical Innovations Inc.(a)	95,932	1,814,074
Johnson & Johnson	1,785,447	106,823,294
Kinetic Concepts Inc.(a)(b)	137,013	2,627,909
Medtronic Inc.	2,705,318	85,001,092
Patterson Companies Inc.(a)(b)	293,240	5,498,250
ResMed Inc.(a)	186,722	6,998,341
St. Jude Medical Inc.(a)	818,181	26,967,246
Stryker Corp.	741,037	29,604,428
TECHNE Corp.	92,750	5,984,230
Varian Medical Systems Inc.(a)(b)	302,676	10,605,767
Zimmer Holdings Inc.(a)	374,782	15,148,688

		498,115,447
HEALTH CARE - SERVICES—1.19%
Aetna Inc.	751,017	21,403,985
Community Health Systems Inc.(a)	51,580	752,036
Covance Inc.(a)(b)	150,926	6,947,124
Coventry Health Care Inc.(a)	73,842	1,098,769
DaVita Inc.(a)	210,024	10,410,890
Health Management Associates Inc. Class A(a)	382,729	685,085
Health Net Inc.(a)	13,406	145,991
Humana Inc.(a)	232,198	8,656,341
Laboratory Corp. of America Holdings(a)	267,992	17,261,365
Lincare Holdings Inc.(a)	160,704	4,327,759
Pediatrix Medical Group Inc.(a)	97,993	3,106,378
Quest Diagnostics Inc.	312,802	16,237,552
Tenet Healthcare Corp.(a)	645,325	742,124
UnitedHealth Group Inc.	1,092,245	29,053,717
WellCare Health Plans Inc.(a)	99,027	1,273,487
WellPoint Inc.(a)	122,846	5,175,502

		127,278,105
HOLDING COMPANIES - DIVERSIFIED—0.02%
Walter Industries Inc.	134,608	2,356,986

		2,356,986

HOME BUILDERS—0.02%
NVR Inc.(a)(b)	786	358,613
Pulte Homes Inc.	117,310	1,282,198
Thor Industries Inc.(b)	24,685	325,348

		1,966,159
HOME FURNISHINGS—0.02%
Harman International Industries Inc.	103,358	1,729,179

		1,729,179
HOUSEHOLD PRODUCTS & WARES—0.37%
Church & Dwight Co. Inc.	160,661	9,016,295
Clorox Co. (The)	102,585	5,699,623
Kimberly-Clark Corp.	414,331	21,851,817
Scotts Miracle-Gro Co. (The) Class A	82,707	2,458,052

		39,025,787
HOUSEWARES—0.03%
Toro Co. (The)	85,638	2,826,054

		2,826,054
INSURANCE—0.61%
Aflac Inc.	1,145,066	52,489,825
Axis Capital Holdings Ltd.	82,743	2,409,476
Brown & Brown Inc.	65,152	1,361,677
CIGNA Corp.	92,768	1,563,141
Erie Indemnity Co. Class A	6,030	226,909
Prudential Financial Inc.	180,282	5,455,333
Transatlantic Holdings Inc.	15,715	629,543
W.R. Berkley Corp.	17,379	538,749

		64,674,653
INTERNET—3.17%
Akamai Technologies Inc.(a)	406,469	6,133,617
Amazon.com Inc.(a)(b)	758,652	38,903,675
eBay Inc.(a)	2,673,203	37,317,914
Equinix Inc.(a)(b)	78,866	4,194,883
F5 Networks Inc.(a)(b)	197,010	4,503,649
Google Inc. Class A(a)	570,501	175,514,633
HLTH Corp.(a)	70,252	734,836
IAC/InterActiveCorp.(a)	28,332	445,663
McAfee Inc.(a)(b)	326,645	11,292,118
Priceline.com Inc.(a)(b)	92,971	6,847,314
Sohu.com Inc.(a)	68,794	3,256,708
VeriSign Inc.(a)	469,898	8,965,654
WebMD Health Corp. Class A(a)	17,580	414,712
Yahoo! Inc.(a)	3,319,819	40,501,792

		339,027,168
IRON & STEEL—0.33%
AK Steel Holding Corp.	272,167	2,536,596
Allegheny Technologies Inc.	244,353	6,238,332
Carpenter Technology Corp.	7,211	148,114
Cliffs Natural Resources Inc.	274,073	7,019,010
Nucor Corp.	162,708	7,517,110
Schnitzer Steel Industries Inc. Class A	6,477	243,859
Steel Dynamics Inc.	106,590	1,191,676
United States Steel Corp.	269,231	10,015,393

		34,910,090
LEISURE TIME—0.13%
Carnival Corp.	214,668	5,220,726
Harley-Davidson Inc.	507,285	8,608,626
Interval Leisure Group Inc.(a)	11,348	61,166

		13,890,518

LODGING—0.33%
Boyd Gaming Corp.	16,643	78,721
Choice Hotels International Inc.(b)	24,667	741,490
Las Vegas Sands Corp.(a)	397,252	2,355,704
Marriott International Inc. Class A	712,448	13,857,114
MGM MIRAGE(a)(b)	281,992	3,880,210
Orient-Express Hotels Ltd. Class A	85,924	658,178
Starwood Hotels & Resorts Worldwide Inc.	448,621	8,030,316
Wynn Resorts Ltd.(a)(b)	138,105	5,836,317

		35,438,050
MACHINERY—1.50%
AGCO Corp.(a)(b)	161,414	3,807,756
Bucyrus International Inc.	181,155	3,354,991
Caterpillar Inc.	1,481,859	66,194,642
Cummins Inc.	489,727	13,090,403
Deere & Co.	1,038,183	39,783,173
Flowserve Corp.	63,271	3,258,457
Graco Inc.	146,847	3,484,679
IDEX Corp.	176,846	4,270,831
Joy Global Inc.	260,618	5,965,546
Manitowoc Co. Inc. (The)	312,124	2,702,994
Rockwell Automation Inc.	353,965	11,411,832
Zebra Technologies Corp. Class A(a)	145,312	2,944,021

		160,269,325
MANUFACTURING—2.90%
AptarGroup Inc.	29,884	1,053,112
Brink’s Co. (The)	96,911	2,604,968
Carlisle Companies Inc.	16,073	332,711
Cooper Industries Ltd.	319,797	9,347,666
Danaher Corp.	431,839	24,446,406
Donaldson Co. Inc.	187,212	6,299,684
Dover Corp.	399,491	13,151,244
Eaton Corp.	178,973	8,896,748
Harsco Corp.	203,024	5,619,704
Honeywell International Inc.	1,786,301	58,644,262
Illinois Tool Works Inc.	57,029	1,998,866
Ingersoll-Rand Co. Ltd. Class A	133,648	2,318,793
ITT Industries Inc.	331,537	15,247,387
Pall Corp.	296,242	8,422,160
Parker Hannifin Corp.	403,878	17,180,970
Roper Industries Inc.	215,687	9,362,973
SPX Corp.	129,034	5,232,329
Textron Inc.	601,920	8,348,630
3M Co.	1,696,579	97,621,154
Tyco International Ltd.	602,922	13,023,115

		309,152,882
MEDIA—1.70%
Central European Media Enterprises Ltd. Class A(a)(b)	85,819	1,863,989
Comcast Corp. Class A	1,972,478	33,295,429
CTC Media Inc.(a)	125,523	602,510
DIRECTV Group Inc. (The)(a)(b)	1,315,714	30,143,008
Dish Network Corp. Class A(a)	490,959	5,444,735
John Wiley & Sons Inc. Class A	97,729	3,477,198
Liberty Global Inc. Series A(a)	337,902	5,379,400
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	1,244,770	21,758,580
McGraw-Hill Companies Inc. (The)	386,441	8,961,567
News Corp. Class A	2,231,884	20,287,826
Sirius XM Radio Inc.(a)(b)	7,045,627	845,475
Time Warner Cable Inc. Class A(a)(b)	186,711	4,004,951

Time Warner Inc.	958,695	9,644,472
Viacom Inc. Class B(a)	1,265,394	24,118,410
Walt Disney Co. (The)	532,695	12,086,850

		181,914,400
METAL FABRICATE & HARDWARE—0.21%
Precision Castparts Corp.	335,598	19,961,369
Timken Co. (The)	10,276	201,718
Valmont Industries Inc.	46,021	2,823,849

		22,986,936
MINING—0.65%
Alcoa Inc.	1,524,876	17,170,104
Century Aluminum Co.(a)	40,831	408,310
Newmont Mining Corp.	1,051,712	42,804,678
Southern Copper Corp.	529,854	8,509,455
Titanium Metals Corp.	36,997	325,944

		69,218,491
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	65,270	533,256

		533,256
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	452,517	11,530,133

		11,530,133
OIL & GAS—5.10%
Atwood Oceanics Inc.(a)	136,041	2,078,706
Cabot Oil & Gas Corp.	113,467	2,950,142
Chesapeake Energy Corp.	557,843	9,020,321
CNX Gas Corp.(a)	67,316	1,837,727
Continental Resources Inc.(a)	70,532	1,460,718
Denbury Resources Inc.(a)	593,483	6,480,834
Diamond Offshore Drilling Inc.	166,128	9,791,584
Encore Acquisition Co.(a)	32,399	826,822
ENSCO International Inc.	325,240	9,233,564
EOG Resources Inc.	449,850	29,951,013
Exxon Mobil Corp.	2,354,664	187,972,827
Frontier Oil Corp.	252,614	3,190,515
Hess Corp.	677,644	36,348,824
Holly Corp.	101,948	1,858,512
Mariner Energy Inc.(a)	152,056	1,550,971
Murphy Oil Corp.	457,699	20,298,951
Nabors Industries Ltd.(a)	94,075	1,126,078
Noble Corp.	646,843	14,288,762
Noble Energy Inc.	26,662	1,312,304
Occidental Petroleum Corp.	1,977,106	118,606,589
Patterson-UTI Energy Inc.	231,773	2,667,707
Petrohawk Energy Corp.(a)	571,562	8,933,514
Plains Exploration & Production Co.(a)	235,432	5,471,440
Pride International Inc.(a)	290,894	4,648,486
Quicksilver Resources Inc.(a)	251,735	1,402,164
Range Resources Corp.	371,481	12,775,232
Rowan Companies Inc.	93,519	1,486,952
SandRidge Energy Inc.(a)(b)	252,721	1,554,234
Southwestern Energy Co.(a)	823,856	23,867,108
St. Mary Land & Exploration Co.	62,427	1,267,892
Sunoco Inc.	166,905	7,253,691
Tesoro Corp.	95,807	1,261,778
Unit Corp.(a)	87,653	2,342,088
W&T Offshore Inc.	71,335	1,021,517
Whiting Petroleum Corp.(a)	102,244	3,421,084
XTO Energy Inc.	144,744	5,105,121

		544,665,772

OIL & GAS SERVICES—2.53%
Baker Hughes Inc.	742,089	23,798,794
Cameron International Corp.(a)	523,092	10,723,386
Dresser-Rand Group Inc.(a)	207,582	3,580,790
FMC Technologies Inc.(a)	309,397	7,372,931
Global Industries Ltd.(a)	174,665	609,581
Halliburton Co.	2,101,586	38,206,833
Helix Energy Solutions Group Inc.(a)(b)	18,510	134,012
Key Energy Services Inc.(a)	50,140	221,117
National Oilwell Varco Inc.(a)	1,000,197	24,444,815
Oceaneering International Inc.(a)	133,737	3,897,096
Oil States International Inc.(a)	78,586	1,468,772
Schlumberger Ltd.	2,874,062	121,659,044
SEACOR Holdings Inc.(a)	5,541	369,308
Smith International Inc.	520,412	11,912,231
Superior Energy Services Inc.(a)	195,928	3,121,133
Tetra Technologies Inc.(a)	177,681	863,530
Tidewater Inc.	6,351	255,755
Weatherford International Ltd.(a)	1,636,398	17,705,826

		270,344,954
PACKAGING & CONTAINERS—0.15%
Ball Corp.	34,844	1,449,162
Crown Holdings Inc.(a)	387,927	7,448,198
Greif Inc. Class A	80,986	2,707,362
Owens-Illinois Inc.(a)	115,805	3,164,951
Packaging Corp. of America	57,569	774,879

		15,544,552
PHARMACEUTICALS—6.77%
Abbott Laboratories	3,717,634	198,410,127
Allergan Inc.	734,752	29,625,201
AmerisourceBergen Corp.	46,634	1,662,968
Amylin Pharmaceuticals Inc.(a)(b)	328,141	3,560,330
BioMarin Pharmaceutical Inc.(a)(b)	237,742	4,231,808
Bristol-Myers Squibb Co.	4,353,830	101,226,548
Cardinal Health Inc.	643,065	22,166,451
Cephalon Inc.(a)(b)	163,154	12,569,384
Eli Lilly and Co.	229,277	9,232,985
Endo Pharmaceuticals Holdings Inc.(a)	261,964	6,779,628
Express Scripts Inc.(a)	507,022	27,876,070
Forest Laboratories Inc.(a)	63,140	1,608,176
Gilead Sciences Inc.(a)	2,222,159	113,641,211
Herbalife Ltd.	158,075	3,427,066
Hospira Inc.(a)	55,902	1,499,292
Medco Health Solutions Inc.(a)	1,220,515	51,151,784
Merck & Co. Inc.	1,478,903	44,958,651
Mylan Inc.(a)(b)	133,171	1,317,061
NBTY Inc.(a)	62,462	977,530
Omnicare Inc.	18,303	508,091
Perrigo Co.	188,341	6,085,298
Schering-Plough Corp.	3,905,930	66,517,988
Sepracor Inc.(a)	260,152	2,856,469
VCA Antech Inc.(a)(b)	203,629	4,048,145
Warner Chilcott Ltd. Class A(a)	219,581	3,183,925
Watson Pharmaceuticals Inc.(a)	125,209	3,326,803

		722,448,990
PIPELINES—0.37%
El Paso Corp.	364,423	2,853,432
Equitable Resources Inc.	315,939	10,599,753
Questar Corp.	159,015	5,198,200
Williams Companies Inc. (The)	1,407,954	20,387,174

		39,038,559

REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	142,459	615,423
Forest City Enterprises Inc. Class A	176,953	1,185,585
St. Joe Co. (The)(a)(b)	186,806	4,543,122

		6,344,130
REAL ESTATE INVESTMENT TRUSTS—0.49%
Apartment Investment and Management Co. Class A	67,206	776,229
Camden Property Trust	81,730	2,561,418
Digital Realty Trust Inc.(b)	117,772	3,868,810
Essex Property Trust Inc.	13,513	1,037,123
Federal Realty Investment Trust	41,891	2,600,593
General Growth Properties Inc.(b)	284,156	366,561
HCP Inc.	72,021	2,000,023
Health Care REIT Inc.	27,437	1,157,841
Kilroy Realty Corp.	6,733	225,286
Macerich Co. (The)(b)	180,846	3,284,163
Nationwide Health Properties Inc.	21,425	615,326
Simon Property Group Inc.	541,466	28,768,089
Taubman Centers Inc.	127,866	3,255,468
Ventas Inc.	55,584	1,865,955

		52,382,885
RETAIL—8.73%
Abercrombie & Fitch Co. Class A	209,337	4,829,405
Advance Auto Parts Inc.	228,863	7,701,240
American Eagle Outfitters Inc.	293,908	2,750,979
AnnTaylor Stores Corp.(a)	51,841	299,123
AutoZone Inc.(a)(b)	93,249	13,005,438
Bed Bath & Beyond Inc.(a)(b)	513,777	13,060,211
Best Buy Co. Inc.	804,561	22,616,210
Big Lots Inc.(a)(b)	197,709	2,864,803
Brinker International Inc.	242,446	2,555,381
Burger King Holdings Inc.	193,761	4,627,013
CarMax Inc.(a)(b)	526,762	4,150,885
Chipotle Mexican Grill Inc. Class A(a)(b)	79,179	4,907,514
Copart Inc.(a)(b)	152,316	4,141,472
Costco Wholesale Corp.	1,043,725	54,795,563
CVS Caremark Corp.	1,859,414	53,439,558
Darden Restaurants Inc.	337,060	9,498,351
Dick’s Sporting Goods Inc.(a)(b)	205,097	2,893,919
Dollar Tree Inc.(a)	217,287	9,082,597
Family Dollar Stores Inc.	25,443	663,299
GameStop Corp. Class A(a)	394,285	8,540,213
Gap Inc. (The)	581,059	7,780,380
HSN Inc.(a)	11,348	82,500
Kohl’s Corp.(a)	567,096	20,528,875
Limited Brands Inc.	424,457	4,261,548
Lowe’s Companies Inc.	176,940	3,807,749
McDonald’s Corp.	2,476,623	154,021,184
MSC Industrial Direct Co. Inc. Class A	106,007	3,904,238
Nordstrom Inc.(b)	438,543	5,837,007
O’Reilly Automotive Inc.(a)	118,663	3,647,701
Panera Bread Co. Class A(a)(b)	64,252	3,356,524
PetSmart Inc.	306,218	5,649,722
Ross Stores Inc.	320,981	9,542,765
Staples Inc.	1,437,759	25,764,641
Starbucks Corp.(a)	1,753,703	16,590,030
Target Corp.	1,759,139	60,743,070
Tiffany & Co.(b)	304,677	7,199,518
Tim Hortons Inc.	445,476	12,847,528
TJX Companies Inc. (The)	1,023,163	21,046,463
Urban Outfitters Inc.(a)(b)	273,814	4,101,734
Walgreen Co.	2,204,659	54,388,938

Wal-Mart Stores Inc.	4,361,611	244,511,913
Williams-Sonoma Inc.	34,111	268,112
Yum! Brands Inc.	1,141,264	35,949,816

		932,255,130
SAVINGS & LOANS—0.07%
Capitol Federal Financial	18,492	843,235
Hudson City Bancorp Inc.	435,462	6,949,974

		7,793,209
SEMICONDUCTORS—3.84%
Advanced Micro Devices Inc.(a)	180,128	389,076
Altera Corp.	723,186	12,084,438
Analog Devices Inc.	699,507	13,304,623
Applied Materials Inc.	3,260,954	33,033,464
Atmel Corp.(a)	691,683	2,164,968
Broadcom Corp. Class A(a)	1,238,559	21,018,346
Cree Inc.(a)(b)	87,839	1,394,005
Cypress Semiconductor Corp.(a)(b)	358,000	1,600,260
Integrated Device Technology Inc.(a)	183,583	1,029,901
Intel Corp.	11,921,616	174,770,891
International Rectifier Corp.(a)	36,906	498,231
Intersil Corp. Class A	100,018	919,165
KLA-Tencor Corp.	384,619	8,380,848
Lam Research Corp.(a)	275,781	5,868,620
Linear Technology Corp.	535,144	11,837,385
LSI Corp.(a)	1,167,506	3,841,095
Marvell Technology Group Ltd.(a)	1,166,124	7,778,047
MEMC Electronic Materials Inc.(a)	550,424	7,860,055
Microchip Technology Inc.	446,651	8,723,094
Micron Technology Inc.(a)(b)	226,044	596,756
National Semiconductor Corp.	554,350	5,582,305
Novellus Systems Inc.(a)	71,125	877,683
NVIDIA Corp.(a)	1,338,798	10,804,100
ON Semiconductor Corp.(a)(b)	977,633	3,323,952
Rambus Inc.(a)	250,247	3,983,932
Silicon Laboratories Inc.(a)(b)	111,514	2,763,317
Teradyne Inc.(a)	255,586	1,078,573
Texas Instruments Inc.	3,186,460	49,453,859
Varian Semiconductor Equipment Associates Inc.(a)(b)	179,094	3,245,183
Xilinx Inc.	673,643	12,004,318

		410,210,490
SOFTWARE—7.84%
Activision Blizzard Inc.(a)	1,429,267	12,348,867
Adobe Systems Inc.(a)	1,281,205	27,276,854
ANSYS Inc.(a)	204,789	5,711,565
Autodesk Inc.(a)	539,596	10,603,061
Automatic Data Processing Inc.	1,248,854	49,129,916
BMC Software Inc.(a)	460,671	12,396,657
Broadridge Financial Solutions Inc.	338,523	4,245,079
CA Inc.	437,984	8,115,844
Cerner Corp.(a)(b)	162,293	6,240,166
Citrix Systems Inc.(a)	442,711	10,434,698
Compuware Corp.(a)	348,825	2,354,569
Dun & Bradstreet Corp. (The)	94,845	7,322,034
Electronic Arts Inc.(a)	767,196	12,305,824
Fidelity National Information Services Inc.	108,069	1,758,283
Fiserv Inc.(a)	394,907	14,362,768
Global Payments Inc.	192,451	6,310,468
IMS Health Inc.	93,753	1,421,295
Intuit Inc.(a)	773,195	18,394,309
MasterCard Inc. Class A	175,080	25,024,184
Metavante Technologies Inc.(a)	217,457	3,503,232
Microsoft Corp.	19,338,603	375,942,442

MSCI Inc. Class A(a)	107,623	1,911,384
Novell Inc.(a)	376,630	1,465,091
Nuance Communications Inc.(a)(b)	446,541	4,626,165
Oracle Corp.(a)	9,381,575	166,335,325
Paychex Inc.	779,624	20,488,519
Red Hat Inc.(a)(b)	460,041	6,081,742
Salesforce.com Inc.(a)(b)	252,679	8,088,255
SEI Investments Co.	323,648	5,084,510
Total System Services Inc.	393,099	5,503,386
VMware Inc. Class A(a)(b)	100,613	2,383,522

		837,170,014
TELECOMMUNICATIONS—4.99%
Amdocs Ltd.(a)	200,747	3,671,663
American Tower Corp. Class A(a)	955,408	28,012,563
Ciena Corp.(a)	207,211	1,388,314
Cisco Systems Inc.(a)	14,229,633	231,943,018
Clearwire Corp. Class A(a)(b)	142,949	704,739
CommScope Inc.(a)	169,777	2,638,335
Corning Inc.	3,794,032	36,157,125
Crown Castle International Corp.(a)(b)	141,783	2,492,545
EchoStar Corp.(a)	6,940	103,198
Embarq Corp.	178,649	6,424,218
Frontier Communications Corp.	171,554	1,499,382
Harris Corp.	324,758	12,357,042
JDS Uniphase Corp.(a)	270,820	988,493
Juniper Networks Inc.(a)	1,264,685	22,144,634
Leap Wireless International Inc.(a)	11,107	298,667
Level 3 Communications Inc.(a)(b)	3,764,961	2,635,473
MetroPCS Communications Inc.(a)(b)	588,287	8,736,062
NeuStar Inc. Class A(a)(b)	188,006	3,596,555
NII Holdings Inc. Class B(a)	402,578	7,318,868
QUALCOMM Inc.	3,899,312	139,712,349
Qwest Communications International Inc.	1,797,033	6,541,200
SBA Communications Corp.(a)	263,448	4,299,471
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone and Data Systems Inc.	106,080	3,368,040
United States Cellular Corp.(a)	16,647	719,816
Windstream Corp.	536,472	4,935,542

		532,687,312
TOYS, GAMES & HOBBIES—0.03%
Hasbro Inc.	125,103	3,649,255

		3,649,255
TRANSPORTATION—2.91%
Burlington Northern Santa Fe Corp.	678,015	51,332,516
C.H. Robinson Worldwide Inc.	410,872	22,610,286
Con-way Inc.	17,707	471,006
CSX Corp.	974,968	31,657,211
Expeditors International Washington Inc.	513,612	17,087,871
Frontline Ltd.(b)	117,476	3,478,464
J.B. Hunt Transport Services Inc.	196,502	5,162,108
Kansas City Southern Industries Inc.(a)(b)	179,285	3,415,379
Kirby Corp.(a)	130,600	3,573,216
Landstar System Inc.	127,284	4,891,524
Norfolk Southern Corp.	261,513	12,304,187
Ryder System Inc.	45,196	1,752,701
Union Pacific Corp.	1,244,857	59,504,165
United Parcel Service Inc. Class B	1,647,637	90,883,657
UTi Worldwide Inc.	218,643	3,135,341

		311,259,632
TRUCKING & LEASING—0.00%
GATX Corp.	13,783	426,860

		426,860

TOTAL COMMON STOCKS
(Cost: $15,068,452,525)		10,653,419,309

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.71%

MONEY MARKET FUNDS—3.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	335,305,864	335,305,864
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	53,932,480	53,932,480
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	6,341,180	6,341,180

		395,579,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $395,579,524)		395,579,524

TOTAL INVESTMENTS IN SECURITIES—103.49%
(Cost: $15,464,032,049)		11,048,998,833
Other Assets, Less Liabilities—(3.49)%		(372,126,309)

NET ASSETS—100.00%		$10,676,872,524

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.73%

ADVERTISING—0.02%
Clear Channel Outdoor Holdings Inc. Class A(a)	18,524	$113,923
Interpublic Group of Companies Inc. (The)(a)(b)	141,007	558,388
Omnicom Group Inc.	49,239	1,325,514

		1,997,825
AEROSPACE & DEFENSE—1.69%
Alliant Techsystems Inc.(a)(b)	38,840	3,330,918
BE Aerospace Inc.(a)	14,016	107,783
General Dynamics Corp.	823,224	47,409,470
L-3 Communications Holdings Inc.	57,463	4,239,620
Northrop Grumman Corp.	526,483	23,712,794
Raytheon Co.	556,673	28,412,590
Spirit AeroSystems Holdings Inc. Class A(a)	216,447	2,201,266
United Technologies Corp.	864,510	46,337,736

		155,752,177
AGRICULTURE—1.22%
Altria Group Inc.	1,090,408	16,421,545
Archer-Daniels-Midland Co.	1,330,254	38,351,223
Bunge Ltd.(b)	251,131	13,001,052
Lorillard Inc.	171,065	9,639,513
Reynolds American Inc.	353,885	14,265,104
UST Inc.	305,425	21,190,387

		112,868,824
AIRLINES—0.34%
AMR Corp.(a)	288,689	3,080,312
Continental Airlines Inc. Class B(a)(b)	227,692	4,112,118
Copa Holdings SA Class A	15,898	482,027
Delta Air Lines Inc.(a)	927,733	10,631,820
Southwest Airlines Co.	1,511,911	13,032,673

		31,338,950
APPAREL—0.13%
Jones Apparel Group Inc.	179,082	1,049,421
Liz Claiborne Inc.	195,267	507,694
Phillips-Van Heusen Corp.	13,829	278,378
VF Corp.	179,792	9,847,208

		11,682,701
AUTO MANUFACTURERS—0.16%
Ford Motor Co.(a)(b)	4,767,168	10,916,815
General Motors Corp.(b)	1,090,557	3,489,782
Oshkosh Corp.	45,975	408,718

		14,815,315

AUTO PARTS & EQUIPMENT—0.26%
Autoliv Inc.	149,872	3,216,253
BorgWarner Inc.	30,252	658,586
Federal Mogul Corp. Class A(a)	47,545	201,115
Goodyear Tire & Rubber Co. (The)(a)	176,764	1,055,281
Johnson Controls Inc.	1,039,652	18,880,080
TRW Automotive Holdings Corp.(a)	104,979	377,924

		24,389,239
BANKS—9.29%
Associated Banc-Corp.	264,797	5,542,201
BancorpSouth Inc.	170,819	3,990,332
Bank of America Corp.	13,079,350	184,157,248
Bank of Hawaii Corp.	99,105	4,476,573
Bank of New York Mellon Corp. (The)	2,362,900	66,940,957
BB&T Corp.	1,129,713	31,021,919
BOK Financial Corp.	45,555	1,840,422
City National Corp.	82,947	4,039,519
Comerica Inc.	311,012	6,173,588
Commerce Bancshares Inc.	128,456	5,645,641
Cullen/Frost Bankers Inc.	121,468	6,155,998
Discover Financial Services LLC	990,454	9,439,027
Fifth Third Bancorp	1,038,393	8,577,126
First Citizens BancShares Inc. Class A	12,614	1,927,419
First Horizon National Corp.(b)	424,990	4,492,144
Fulton Financial Corp.	359,222	3,455,716
Huntington Bancshares Inc.	758,683	5,811,512
KeyCorp	1,017,181	8,666,382
M&T Bank Corp.(b)	136,228	7,820,850
Marshall & Ilsley Corp.	535,630	7,305,993
Northern Trust Corp.	44,389	2,314,442
PNC Financial Services Group Inc. (The)	879,342	43,087,758
Popular Inc.(b)	580,103	2,993,331
Regions Financial Corp.	1,435,606	11,427,424
State Street Corp.	648,782	25,516,596
SunTrust Banks Inc.	729,950	21,562,723
Synovus Financial Corp.	580,629	4,819,221
TCF Financial Corp.	261,426	3,571,079
U.S. Bancorp	3,595,601	89,925,981
Valley National Bancorp	276,494	5,599,004
Webster Financial Corp.	108,420	1,494,028
Wells Fargo & Co.	8,716,786	256,970,851
Whitney Holding Corp.	131,867	2,108,553
Wilmington Trust Corp.(b)	138,745	3,085,689
Zions Bancorporation(b)	239,171	5,862,081

		857,819,328
BEVERAGES—1.31%
Brown-Forman Corp. Class B	55,786	2,872,421
Coca-Cola Co. (The)	1,415,546	64,081,767
Coca-Cola Enterprises Inc.	660,647	7,947,583
Constellation Brands Inc. Class A(a)	383,594	6,049,277
Dr. Pepper Snapple Group Inc.(a)	523,833	8,512,286
Molson Coors Brewing Co. Class B	238,074	11,646,580
Pepsi Bottling Group Inc.	284,714	6,408,912
PepsiAmericas Inc.	119,828	2,439,698
PepsiCo Inc.	196,638	10,769,863

		120,728,387
BIOTECHNOLOGY—1.46%
Amgen Inc.(a)	2,248,978	129,878,480
Charles River Laboratories International Inc.(a)	77,462	2,029,504
Life Technologies Corp.(a)(b)	126,908	2,958,225

		134,866,209

BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.	41,138	889,404
Eagle Materials Inc.	10,315	189,899
Martin Marietta Materials Inc.(b)	6,750	655,290
Masco Corp.	745,102	8,292,985
Owens Corning(a)	157,319	2,721,619
USG Corp.(a)(b)	62,822	505,089

		13,254,286
CHEMICALS—1.38%
Ashland Inc.	141,131	1,483,287
Cabot Corp.	133,672	2,045,182
Celanese Corp. Class A	40,763	506,684
Chemtura Corp.	459,758	643,661
Cytec Industries Inc.	100,068	2,123,443
Dow Chemical Co. (The)	1,922,104	29,004,549
E.I. du Pont de Nemours and Co.	1,860,710	47,075,963
Eastman Chemical Co.	157,630	4,998,447
FMC Corp.	94,963	4,247,695
Huntsman Corp.	298,995	1,028,543
Intrepid Potash Inc.(a)	30,555	634,627
Lubrizol Corp.	141,224	5,139,141
PPG Industries Inc.	301,749	12,803,210
Rohm and Haas Co.	42,518	2,627,187
RPM International Inc.	269,095	3,576,273
Sigma-Aldrich Corp.	126,384	5,338,460
Valhi Inc.	7,506	80,314
Valspar Corp. (The)	206,986	3,744,377

		127,101,043
COMMERCIAL SERVICES—0.60%
Avis Budget Group Inc.(a)	209,018	146,313
Career Education Corp.(a)	184,319	3,306,683
Convergys Corp.(a)	254,851	1,633,595
Corrections Corp. of America(a)	29,615	484,501
Equifax Inc.	124,353	3,297,842
Genpact Ltd.(a)	6,517	53,570
Hertz Global Holdings Inc.(a)	630,587	3,197,076
Lender Processing Services Inc.	155,400	4,576,530
Manpower Inc.	152,154	5,171,714
McKesson Corp.	161,600	6,258,768
Moody’s Corp.	405,421	8,144,908
Quanta Services Inc.(a)	78,645	1,557,171
R.R. Donnelley & Sons Co.	440,465	5,981,515
SAIC Inc.(a)	349,939	6,816,812
Service Corp. International	539,010	2,678,880
Ticketmaster Entertainment Inc.(a)	66,665	427,989
Tree.com Inc.(a)	11,110	28,886
United Rentals Inc.(a)	125,950	1,148,664
Weight Watchers International Inc.	11,128	327,386

		55,238,803
COMPUTERS—0.66%
Affiliated Computer Services Inc. Class A(a)	134,316	6,171,820
Brocade Communications Systems Inc.(a)	668,009	1,870,425
Cadence Design Systems Inc.(a)	531,953	1,946,948
Computer Sciences Corp.(a)	311,540	10,947,516
Diebold Inc.	22,341	627,559
DST Systems Inc.(a)(b)	15,694	596,058
EMC Corp.(a)	1,289,889	13,505,138
Lexmark International Inc. Class A(a)	160,995	4,330,766
NCR Corp.(a)	34,026	481,128
SanDisk Corp.(a)	373,172	3,582,451

Seagate Technology	519,334	2,300,650
Sun Microsystems Inc.(a)	1,521,226	5,811,083
Synopsys Inc.(a)	294,656	5,457,029
Teradata Corp.(a)	189,812	2,814,912
Unisys Corp.(a)	329,876	280,395

		60,723,878
COSMETICS & PERSONAL CARE—2.67%
Alberto-Culver Co.	157,799	3,867,654
Procter & Gamble Co. (The)	3,916,671	242,128,601

		245,996,255
DISTRIBUTION & WHOLESALE—0.21%
Genuine Parts Co.	338,473	12,814,588
Ingram Micro Inc. Class A(a)	347,429	4,652,074
Tech Data Corp.(a)	89,131	1,590,097
WESCO International Inc.(a)	22,933	441,002

		19,497,761
DIVERSIFIED FINANCIAL SERVICES—5.66%
American Express Co.	336,049	6,233,709
AmeriCredit Corp.(a)(b)	238,457	1,821,811
Ameriprise Financial Inc.	457,753	10,693,110
BlackRock Inc.	9,715	1,303,267
Capital One Financial Corp.	775,132	24,718,959
CIT Group Inc.	583,561	2,649,367
Citigroup Inc.	11,246,436	75,463,586
CME Group Inc.	40,875	8,506,496
E*TRADE Financial Corp.(a)(b)	714,521	821,699
Federal Home Loan Mortgage Corp.(b)	111,353	81,288
Federal National Mortgage Association(b)	2,213,652	1,682,376
Franklin Resources Inc.	149,633	9,543,593
Goldman Sachs Group Inc. (The)	816,621	68,914,646
Invesco Ltd.	697,457	10,071,279
Investment Technology Group Inc.(a)	7,602	172,717
Janus Capital Group Inc.	23,124	185,686
Jefferies Group Inc.(b)	260,585	3,663,825
JPMorgan Chase & Co.	7,651,371	241,247,728
Legg Mason Inc.	288,298	6,316,609
MF Global Ltd.(a)	103,996	212,152
Morgan Stanley	2,152,298	34,522,860
NASDAQ OMX Group Inc. (The)(a)	127,071	3,139,924
NYSE Euronext Inc.	219,388	6,006,843
Raymond James Financial Inc.(b)	197,664	3,385,984
SLM Corp.(a)	109,364	973,340
Student Loan Corp. (The)	7,806	320,046

		522,652,900
ELECTRIC—6.01%
Alliant Energy Corp.	228,810	6,676,676
Ameren Corp.	432,809	14,395,227
American Electric Power Co. Inc.	829,646	27,610,619
CenterPoint Energy Inc.	249,457	3,148,147
CMS Energy Corp.(b)	466,092	4,712,190
Consolidated Edison Inc.	563,267	21,927,984
Constellation Energy Group Inc.	30,792	772,571
Dominion Resources Inc.	1,194,034	42,794,179
DPL Inc.(b)	217,160	4,959,934
DTE Energy Co.	337,097	12,024,250
Duke Energy Corp.	2,612,507	39,213,730
Dynegy Inc. Class A(a)	1,023,379	2,046,758
Edison International	673,110	21,620,293
Entergy Corp.	115,541	9,604,923

Exelon Corp.	677,595	37,681,058
FirstEnergy Corp.	629,736	30,592,575
FPL Group Inc.	843,119	42,434,179
Great Plains Energy Inc.	245,443	4,744,413
Hawaiian Electric Industries Inc.	176,890	3,916,345
Integrys Energy Group Inc.	158,383	6,807,301
MDU Resources Group Inc.	375,916	8,112,267
Mirant Corp.(a)	118,428	2,234,736
Northeast Utilities	321,222	7,728,601
NRG Energy Inc.(a)(b)	305,390	7,124,749
NSTAR	221,563	8,084,834
NV Energy Inc.	355,472	3,515,618
OGE Energy Corp.	190,794	4,918,669
Pepco Holdings Inc.	418,109	7,425,616
PG&E Corp.	738,066	28,570,535
Pinnacle West Capital Corp.	209,283	6,724,263
Progress Energy Inc.	539,868	21,513,740
Puget Energy Inc.	268,575	7,324,040
Reliant Energy Inc.(a)	717,394	4,146,537
SCANA Corp.	241,068	8,582,021
Southern Co. (The)	1,584,899	58,641,263
TECO Energy Inc.	436,805	5,394,542
Wisconsin Energy Corp.	241,606	10,142,620
Xcel Energy Inc.	890,176	16,512,765

		554,380,768
ELECTRICAL COMPONENTS & EQUIPMENT—0.05%
Hubbell Inc. Class B	64,619	2,111,749
Molex Inc.	201,098	2,913,910

		5,025,659
ELECTRONICS—0.56%
Arrow Electronics Inc.(a)	237,443	4,473,426
Avnet Inc.(a)	175,007	3,186,877
AVX Corp.	92,628	735,466
Jabil Circuit Inc.	223,994	1,511,960
PerkinElmer Inc.	134,995	1,877,780
Thermo Fisher Scientific Inc.(a)	570,271	19,429,133
Thomas & Betts Corp.(a)	119,918	2,880,430
Tyco Electronics Ltd.	987,626	16,009,417
Vishay Intertechnology Inc.(a)	384,969	1,316,594

		51,421,083
ENGINEERING & CONSTRUCTION—0.08%
AECOM Technology Corp.(a)	22,134	680,178
KBR Inc.	66,661	1,013,247
URS Corp.(a)	143,516	5,851,147

		7,544,572
ENTERTAINMENT—0.05%
Ascent Media Corp. Class A(a)	29,230	638,383
International Speedway Corp. Class A	67,096	1,927,668
Regal Entertainment Group Class A	164,719	1,681,781
Warner Music Group Corp.(b)	86,244	260,457

		4,508,289
ENVIRONMENTAL CONTROL—0.37%
Nalco Holding Co.	21,721	250,660
Republic Services Inc.	378,747	9,389,138
Waste Management Inc.	725,810	24,053,343

		33,693,141

FOOD—2.87%
Campbell Soup Co.	213,072	6,394,291
ConAgra Foods Inc.	935,949	15,443,159
Corn Products International Inc.	153,833	4,438,082
Dean Foods Co.(a)	62,761	1,127,815
Del Monte Foods Co.	407,492	2,909,493
General Mills Inc.	633,289	38,472,307
H.J. Heinz Co.	289,773	10,895,465
Hershey Co. (The)	158,122	5,493,158
Hormel Foods Corp.	147,391	4,580,912
J.M. Smucker Co. (The)	196,912	8,538,104
Kellogg Co.	221,632	9,718,563
Kraft Foods Inc. Class A	3,036,506	81,530,186
Kroger Co. (The)	761,452	20,109,947
McCormick & Co. Inc. NVS	145,635	4,639,931
Safeway Inc.	904,903	21,509,544
Sara Lee Corp.	1,459,321	14,286,753
Smithfield Foods Inc.(a)(b)	240,330	3,381,443
SUPERVALU Inc.	440,242	6,427,533
Tyson Foods Inc. Class A	535,994	4,695,307

		264,591,993
FOREST PRODUCTS & PAPER—0.47%
Domtar Corp.(a)	1,013,708	1,692,892
International Paper Co.	883,585	10,426,303
MeadWestvaco Corp.	358,742	4,014,323
Plum Creek Timber Co. Inc.	237,347	8,245,435
Rayonier Inc.	142,526	4,468,190
Smurfit-Stone Container Corp.(a)	527,973	134,634
Temple-Inland Inc.	219,846	1,055,261
Weyerhaeuser Co.	436,487	13,360,867

		43,397,905
GAS—0.58%
AGL Resources Inc.	158,640	4,973,364
Atmos Energy Corp.	186,529	4,420,737
Energen Corp.	119,928	3,517,488
NiSource Inc.	569,102	6,243,049
Sempra Energy	517,189	22,047,767
Southern Union Co.	230,835	3,010,088
UGI Corp.	221,646	5,412,595
Vectren Corp.	167,950	4,200,430

		53,825,518
HAND & MACHINE TOOLS—0.21%
Black & Decker Corp. (The)	126,574	5,292,059
Kennametal Inc.	125,934	2,794,475
Lincoln Electric Holdings Inc.	28,751	1,464,288
Snap-On Inc.	119,288	4,697,561
Stanley Works (The)	162,871	5,553,901

		19,802,284
HEALTH CARE - PRODUCTS—3.61%
Advanced Medical Optics Inc.(a)	14,817	97,940
Beckman Coulter Inc.	25,395	1,115,856
Boston Scientific Corp.(a)	2,890,268	22,370,674
Cooper Companies Inc. (The)	93,127	1,527,283
Covidien Ltd.	1,032,046	37,401,347
Henry Schein Inc.(a)	13,995	513,477
Hill-Rom Holdings Inc.(b)	111,606	1,837,035
Hologic Inc.(a)	264,687	3,459,459
Inverness Medical Innovations Inc.(a)	78,922	1,492,415
Johnson & Johnson	4,290,536	256,702,769

Zimmer Holdings Inc.(a)	157,677	6,373,304

		332,891,559
HEALTH CARE - SERVICES—1.31%
Aetna Inc.	356,842	10,169,997
Brookdale Senior Living Inc.	74,494	415,677
Community Health Systems Inc.(a)	153,763	2,241,865
Coventry Health Care Inc.(a)	247,684	3,685,538
DaVita Inc.(a)	36,725	1,820,458
Health Management Associates Inc. Class A(a)	169,239	302,938
Health Net Inc.(a)	209,550	2,282,000
Humana Inc.(a)	151,076	5,632,113
LifePoint Hospitals Inc.(a)(b)	112,037	2,558,925
Lincare Holdings Inc.(a)	14,015	377,424
Pediatrix Medical Group Inc.(a)	14,437	457,653
Quest Diagnostics Inc.	58,986	3,061,963
Tenet Healthcare Corp.(a)	429,671	494,122
UnitedHealth Group Inc.	1,601,665	42,604,289
Universal Health Services Inc. Class B	97,383	3,658,679
WellPoint Inc.(a)	981,561	41,353,165

		121,116,806
HOLDING COMPANIES - DIVERSIFIED—0.08%
Leucadia National Corp.(a)(b)	365,986	7,246,523

		7,246,523
HOME BUILDERS—0.30%
Centex Corp.	254,259	2,705,316
D.R. Horton Inc.	654,794	4,629,394
KB Home	156,365	2,129,691
Lennar Corp. Class A	281,144	2,437,518
M.D.C. Holdings Inc.	70,850	2,146,755
NVR Inc.(a)	7,938	3,621,713
Pulte Homes Inc.	336,427	3,677,147
Thor Industries Inc.(b)	51,907	684,134
Toll Brothers Inc.(a)	270,444	5,795,615

		27,827,283
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	30,295	506,835
Whirlpool Corp.(b)	155,963	6,449,070

		6,955,905
HOUSEHOLD PRODUCTS & WARES—0.65%
Avery Dennison Corp.	219,174	7,173,565
Clorox Co. (The)	196,808	10,934,653
Fortune Brands Inc.	317,553	13,108,588
Jarden Corp.(a)(b)	141,007	1,621,581
Kimberly-Clark Corp.	509,161	26,853,151
Scotts Miracle-Gro Co. (The) Class A	18,841	559,955

		60,251,493
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	571,962	5,593,788

		5,593,788
INSURANCE—5.60%
Alleghany Corp.(a)(b)	10,510	2,963,820
Allied World Assurance Holdings Ltd.	100,913	4,097,068
Allstate Corp. (The)	1,137,806	37,274,525
American Financial Group Inc.	163,113	3,732,025
American International Group Inc.	4,781,901	7,507,585
American National Insurance Co.	32,922	2,427,339

Aon Corp.	573,631	26,203,464
Arch Capital Group Ltd.(a)	94,950	6,655,995
Arthur J. Gallagher & Co.	192,237	4,980,861
Assurant Inc.	243,255	7,297,650
Axis Capital Holdings Ltd.	236,849	6,897,043
Brown & Brown Inc.	182,488	3,813,999
Chubb Corp.	755,041	38,507,091
CIGNA Corp.	497,703	8,386,296
Cincinnati Financial Corp.	300,116	8,724,372
CNA Financial Corp.	56,454	928,104
Conseco Inc.(a)	381,387	1,975,585
Endurance Specialty Holdings Ltd.	103,623	3,163,610
Erie Indemnity Co. Class A	60,395	2,272,664
Everest Re Group Ltd.	127,584	9,714,246
Fidelity National Financial Inc.	440,593	7,820,526
First American Corp.	191,196	5,523,652
Genworth Financial Inc. Class A	896,982	2,538,459
Hanover Insurance Group Inc. (The)	106,851	4,591,387
Hartford Financial Services Group Inc. (The)	650,233	10,676,826
HCC Insurance Holdings Inc.	239,175	6,397,931
Lincoln National Corp.	534,634	10,072,505
Loews Corp.	648,590	18,322,668
Markel Corp.(a)	20,456	6,116,344
Marsh & McLennan Companies Inc.	1,056,906	25,651,109
MBIA Inc.(a)(b)	441,423	1,796,592
Mercury General Corp.	55,365	2,546,236
MetLife Inc.	1,042,668	36,347,406
MGIC Investment Corp.(b)	258,191	898,505
Nationwide Financial Services Inc. Class A	96,086	5,016,650
Old Republic International Corp.	477,655	5,693,648
OneBeacon Insurance Group Ltd.	49,433	516,081
PartnerRe Ltd.	112,156	7,993,358
Principal Financial Group Inc.	533,860	12,049,220
Progressive Corp. (The)	1,399,724	20,729,912
Protective Life Corp.	144,808	2,077,995
Prudential Financial Inc.	742,111	22,456,279
Reinsurance Group of America Inc.	122,617	5,250,460
RenaissanceRe Holdings Ltd.	125,838	6,488,207
StanCorp Financial Group Inc.	101,062	4,221,360
Torchmark Corp.	175,406	7,840,648
Transatlantic Holdings Inc.	41,878	1,677,633
Travelers Companies Inc. (The)	1,249,197	56,463,704
Unitrin Inc.	85,400	1,361,276
Unum Group	714,647	13,292,434
W.R. Berkley Corp.	281,937	8,740,047
Wesco Financial Corp.	3,128	900,551
White Mountains Insurance Group Ltd.	18,138	4,844,841
XL Capital Ltd. Class A	684,463	2,532,513

		516,970,305
INTERNET—0.39%
Expedia Inc.(a)	427,425	3,521,982
HLTH Corp.(a)(b)	145,950	1,526,637
IAC/InterActiveCorp.(a)	165,315	2,600,405
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,227,084	3,828,502
McAfee Inc.(a)(b)	31,243	1,080,071
Symantec Corp.(a)	1,735,635	23,465,785

		36,023,382
INVESTMENT COMPANIES—0.03%
Allied Capital Corp.(b)	372,911	1,003,131
American Capital Ltd.	421,478	1,365,589

		2,368,720

IRON & STEEL—0.35%
Carpenter Technology Corp.	86,519	1,777,100
Nucor Corp.	514,153	23,753,869
Reliance Steel & Aluminum Co.	130,357	2,599,319
Schnitzer Steel Industries Inc. Class A	38,283	1,441,355
Steel Dynamics Inc.	243,965	2,727,529
United States Steel Corp.	12,263	456,184

		32,755,356
LEISURE TIME—0.25%
Carnival Corp.	717,264	17,443,860
Harley-Davidson Inc.	55,230	937,253
Interval Leisure Group Inc.(a)	66,665	359,324
Royal Caribbean Cruises Ltd.(b)	284,315	3,909,331

		22,649,768
LODGING—0.05%
Boyd Gaming Corp.(b)	103,728	490,633
Choice Hotels International Inc.(b)	41,168	1,237,510
MGM MIRAGE(a)(b)	15,055	207,157
Orient-Express Hotels Ltd. Class A	11,787	90,288
Wyndham Worldwide Corp.	365,734	2,395,558

		4,421,146
MACHINERY—0.12%
AGCO Corp.(a)	52,074	1,228,426
Flowserve Corp.	65,252	3,360,478
Gardner Denver Inc.(a)	108,423	2,530,593
IDEX Corp.	18,806	454,165
Terex Corp.(a)	198,413	3,436,513
Zebra Technologies Corp. Class A(a)	8,344	169,049

		11,179,224
MANUFACTURING—4.97%
AptarGroup Inc.	114,931	4,050,168
Carlisle Companies Inc.	112,247	2,323,513
Cooper Industries Ltd.	85,936	2,511,909
Crane Co.	104,710	1,805,200
Danaher Corp.	158,499	8,972,628
Dover Corp.	48,785	1,606,002
Eastman Kodak Co.	548,472	3,608,946
Eaton Corp.	185,656	9,228,960
General Electric Co.	21,735,839	352,120,592
Illinois Tool Works Inc.	919,351	32,223,253
Ingersoll-Rand Co. Ltd. Class A	536,086	9,301,092
ITT Industries Inc.	91,207	4,194,610
Leggett & Platt Inc.	325,093	4,938,163
Pentair Inc.	205,030	4,853,060
Teleflex Inc.	81,968	4,106,597
Trinity Industries Inc.	167,586	2,641,155
Tyco International Ltd.	481,095	10,391,652

		458,877,500
MEDIA—3.26%
Cablevision Systems Corp.	460,728	7,758,660
CBS Corp. Class B	1,214,206	9,944,347
Comcast Corp. Class A	4,101,087	69,226,349
Discovery Communications Inc. Class C(a)	579,803	7,763,562
E.W. Scripps Co. (The) Class A	59,809	132,178
Gannett Co. Inc.	474,919	3,799,352
Hearst-Argyle Television Inc.(b)	47,673	288,898

Liberty Global Inc. Series A(a)(b)	314,572	5,007,986
Liberty Media Corp. - Liberty Capital Group Series A(a)	208,993	984,357
McGraw-Hill Companies Inc. (The)	334,371	7,754,064
Meredith Corp.	81,731	1,399,235
New York Times Co. (The) Class A(b)	296,371	2,172,399
News Corp. Class A	2,870,887	26,096,363
Scripps Networks Interactive Inc. Class A	179,220	3,942,840
Time Warner Cable Inc. Class A(a)	160,776	3,448,645
Time Warner Inc.	6,571,570	66,109,994
Viacom Inc. Class B(a)	70,686	1,347,275
Walt Disney Co. (The)	3,479,147	78,941,845
Washington Post Co. (The) Class B	12,688	4,951,492

		301,069,841
METAL FABRICATE & HARDWARE—0.06%
Commercial Metals Co.	235,644	2,797,094
Timken Co. (The)	161,476	3,169,774

		5,966,868
MINING—0.44%
Alcoa Inc.	376,874	4,243,601
Century Aluminum Co.(a)	36,701	367,010
Freeport-McMoRan Copper & Gold Inc.	791,733	19,349,955
Titanium Metals Corp.	144,874	1,276,340
Vulcan Materials Co.(b)	225,897	15,717,913

		40,954,819
OFFICE & BUSINESS EQUIPMENT—0.17%
Pitney Bowes Inc.	41,147	1,048,426
Xerox Corp.	1,857,720	14,806,028

		15,854,454
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	127,717	717,770

		717,770
OIL & GAS—16.53%
Anadarko Petroleum Corp.	967,074	37,280,703
Apache Corp.	689,119	51,360,039
Cabot Oil & Gas Corp.	117,082	3,044,132
Chesapeake Energy Corp.	715,900	11,576,103
Chevron Corp.	4,272,712	316,052,507
Cimarex Energy Co.	171,862	4,602,464
ConocoPhillips	3,186,289	165,049,770
Devon Energy Corp.	921,686	60,563,987
Encore Acquisition Co.(a)	82,308	2,100,500
ENSCO International Inc.	19,497	553,520
EOG Resources Inc.	126,876	8,447,404
Exxon Mobil Corp.	8,895,420	710,121,379
Forest Oil Corp.(a)	186,400	3,073,736
Helmerich & Payne Inc.	216,357	4,922,122
Marathon Oil Corp.	1,462,516	40,014,438
Mariner Energy Inc.(a)	48,827	498,035
Nabors Industries Ltd.(a)	498,600	5,968,242
Newfield Exploration Co.(a)	272,849	5,388,768
Noble Energy Inc.	333,037	16,392,081
Patterson-UTI Energy Inc.	122,421	1,409,066
Petrohawk Energy Corp.(a)	30,271	473,136
Pioneer Natural Resources Co.	247,162	3,999,081
Plains Exploration & Production Co.(a)	19,224	446,766
Pride International Inc.(a)	96,224	1,537,660
Rowan Companies Inc.	150,576	2,394,158

St. Mary Land & Exploration Co.	74,660	1,516,345
Sunoco Inc.	98,436	4,278,029
Tesoro Corp.	201,770	2,657,311
Unit Corp.(a)	22,707	606,731
Valero Energy Corp.	1,091,851	23,627,656
XTO Energy Inc.	1,018,278	35,914,665

		1,525,870,534
OIL & GAS SERVICES—0.22%
BJ Services Co.	603,942	7,048,003
Exterran Holdings Inc.(a)	135,206	2,879,888
Global Industries Ltd.(a)	86,122	300,566
Helix Energy Solutions Group Inc.(a)	172,653	1,250,008
Hercules Offshore Inc.(a)(b)	183,416	871,226
Key Energy Services Inc.(a)	216,056	952,807
Oil States International Inc.(a)	34,172	638,675
SEACOR Holdings Inc.(a)	38,167	2,543,831
Tidewater Inc.	103,081	4,151,072

		20,636,076
PACKAGING & CONTAINERS—0.41%
Ball Corp.	170,832	7,104,903
Bemis Co. Inc.	206,843	4,898,042
Owens-Illinois Inc.(a)	246,687	6,741,956
Packaging Corp. of America	164,482	2,213,928
Pactiv Corp.(a)	270,273	6,724,392
Sealed Air Corp.	330,757	4,941,510
Sonoco Products Co.	206,312	4,778,186

		37,402,917
PHARMACEUTICALS—6.39%
AmerisourceBergen Corp.	292,114	10,416,785
Bristol-Myers Squibb Co.	354,174	8,234,546
Cardinal Health Inc.	185,704	6,401,217
Eli Lilly and Co.	1,868,426	75,241,515
Endo Pharmaceuticals Holdings Inc.(a)	22,847	591,280
Forest Laboratories Inc.(a)	574,888	14,642,397
Hospira Inc.(a)	282,307	7,571,474
King Pharmaceuticals Inc.(a)	511,189	5,428,827
Merck & Co. Inc.	3,166,046	96,247,798
Mylan Inc.(a)(b)	514,984	5,093,192
NBTY Inc.(a)	55,914	875,054
Omnicare Inc.	204,624	5,680,362
Pfizer Inc.	13,975,097	247,498,968
Watson Pharmaceuticals Inc.(a)	108,884	2,893,048
Wyeth	2,754,360	103,316,044

		590,132,507
PIPELINES—0.52%
El Paso Corp.	1,144,053	8,957,935
National Fuel Gas Co.	168,378	5,275,283
ONEOK Inc.	216,423	6,302,238
Questar Corp.	223,395	7,302,783
Spectra Energy Corp.	1,307,676	20,582,820

		48,421,059
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)	231,392	999,613
Jones Lang LaSalle Inc.	66,351	1,837,923
St. Joe Co. (The)(a)(b)	30,315	737,261

		3,574,797

REAL ESTATE INVESTMENT TRUSTS—2.39%
Alexandria Real Estate Equities Inc.	66,648	4,021,540
AMB Property Corp.	202,683	4,746,836
Annaly Capital Management Inc.	1,110,914	17,630,205
Apartment Investment and Management Co. Class A(b)	130,242	1,504,295
AvalonBay Communities Inc.	158,719	9,615,197
Boston Properties Inc.	247,320	13,602,600
Brandywine Realty Trust	180,392	1,390,822
BRE Properties Inc. Class A(b)	100,013	2,798,364
Camden Property Trust	40,602	1,272,467
CapitalSource Inc.(b)	403,089	1,862,271
CBL & Associates Properties Inc.(b)	137,489	893,679
Developers Diversified Realty Corp.	247,153	1,206,107
Digital Realty Trust Inc.(b)	48,240	1,584,684
Douglas Emmett Inc.	249,161	3,254,043
Duke Realty Corp.	303,064	3,321,581
Equity Residential	558,862	16,665,265
Essex Property Trust Inc.(b)	41,226	3,164,096
Federal Realty Investment Trust	86,139	5,347,509
General Growth Properties Inc.(b)	221,229	285,385
HCP Inc.	457,640	12,708,663
Health Care REIT Inc.	187,153	7,897,857
Hospitality Properties Trust	194,184	2,887,516
Host Hotels & Resorts Inc.	1,083,939	8,205,418
HRPT Properties Trust	466,286	1,571,384
iStar Financial Inc.(b)	277,263	618,297
Kilroy Realty Corp.	60,926	2,038,584
Kimco Realty Corp.	447,594	8,182,018
Liberty Property Trust	191,197	4,365,028
Mack-Cali Realty Corp.	135,272	3,314,164
Nationwide Health Properties Inc.	179,499	5,155,211
ProLogis	541,940	7,527,547
Public Storage	261,385	20,780,108
Regency Centers Corp.	145,061	6,774,349
SL Green Realty Corp.(b)	120,479	3,120,406
UDR Inc.	265,085	3,655,522
Ventas Inc.	222,736	7,477,248
Vornado Realty Trust	281,164	16,968,247
Weingarten Realty Investors	153,503	3,175,977

		220,590,490
RETAIL—3.59%
American Eagle Outfitters Inc.	107,909	1,010,028
AnnTaylor Stores Corp.(a)	77,530	447,348
AutoNation Inc.(a)(b)	238,156	2,352,981
Barnes & Noble Inc.	74,738	1,121,070
Bed Bath & Beyond Inc.(a)	94,215	2,394,945
BJ’s Wholesale Club Inc.(a)(b)	123,502	4,231,179
CVS Caremark Corp.	1,358,335	39,038,548
Family Dollar Stores Inc.	266,171	6,939,078
Foot Locker Inc.	320,376	2,351,560
Gap Inc. (The)	507,250	6,792,078
Home Depot Inc.	3,491,222	80,367,930
HSN Inc.(a)	66,665	484,655
J.C. Penney Co. Inc.	456,579	8,994,606
Kohl’s Corp.(a)	152,395	5,516,699
Limited Brands Inc.	194,300	1,950,772
Lowe’s Companies Inc.	2,869,186	61,744,883
Macy’s Inc.	869,799	9,002,420
McDonald’s Corp.	217,811	13,545,666
Office Depot Inc.(a)	564,267	1,681,516
OfficeMax Inc.	156,888	1,198,624
O’Reilly Automotive Inc.(a)	177,305	5,450,356

Penske Automotive Group Inc.	84,815	651,379
RadioShack Corp.	270,293	3,227,298
Rite Aid Corp.(a)(b)	1,050,117	325,536
Saks Inc.(a)(b)	298,534	1,307,579
Sears Holdings Corp.(a)(b)	113,372	4,406,770
Signet Jewelers Ltd.	175,412	1,520,822
Staples Inc.	217,723	3,901,596
Target Corp.	120,955	4,176,576
Walgreen Co.	156,057	3,849,926
Wal-Mart Stores Inc.	894,553	50,148,641
Williams-Sonoma Inc.	165,455	1,300,476

		331,433,541
SAVINGS & LOANS—0.48%
Astoria Financial Corp.	174,539	2,876,403
Capitol Federal Financial	29,447	1,342,783
Hudson City Bancorp Inc.	700,442	11,179,054
New York Community Bancorp Inc.	711,540	8,510,018
People’s United Financial Inc.	714,848	12,745,740
Sovereign Bancorp Inc.(a)	916,801	2,732,067
TFS Financial Corp.	178,552	2,303,321
Washington Federal Inc.	182,027	2,723,124

		44,412,510
SEMICONDUCTORS—0.50%
Advanced Micro Devices Inc.(a)(b)	1,095,993	2,367,345
Atmel Corp.(a)	332,992	1,042,265
Cree Inc.(a)(b)	108,609	1,723,625
Fairchild Semiconductor International Inc. Class A(a)	257,559	1,259,464
Integrated Device Technology Inc.(a)	194,524	1,091,280
Intel Corp.	1,609,387	23,593,613
International Rectifier Corp.(a)	116,483	1,572,521
Intersil Corp. Class A	168,391	1,547,513
KLA-Tencor Corp.	22,462	489,447
Lam Research Corp.(a)	22,125	470,820
LSI Corp.(a)	318,317	1,047,263
Micron Technology Inc.(a)(b)	1,375,366	3,630,966
Novellus Systems Inc.(a)	144,789	1,786,696
QLogic Corp.(a)(b)	273,483	3,675,612
Teradyne Inc.(a)	131,691	555,736

		45,854,166
SOFTWARE—0.25%
CA Inc.	429,346	7,955,781
Compuware Corp.(a)	211,052	1,424,601
Dun & Bradstreet Corp. (The)	33,655	2,598,166
Fidelity National Information Services Inc.	310,572	5,053,006
IMS Health Inc.	293,936	4,456,070
Novell Inc.(a)	400,025	1,556,097

		23,043,721
TELECOMMUNICATIONS—6.89%
ADC Telecommunications Inc.(a)(b)	243,060	1,329,535
Amdocs Ltd.(a)	234,686	4,292,407
AT&T Inc.	12,272,483	349,765,766
CenturyTel Inc.	205,865	5,626,290
Clearwire Corp. Class A(a)(b)	14,885	73,383
Crown Castle International Corp.(a)(b)	461,278	8,109,267
EchoStar Corp.(a)	81,077	1,205,615
Embarq Corp.	152,142	5,471,026
Frontier Communications Corp.	522,119	4,563,320
JDS Uniphase Corp.(a)	197,575	721,149

Leap Wireless International Inc.(a)(b)	99,824	2,684,267
Motorola Inc.	4,659,219	20,640,340
Qwest Communications International Inc.	1,566,088	5,700,560
Sprint Nextel Corp.(a)	5,737,647	10,499,894
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone and Data Systems Inc.	123,458	3,919,792
Tellabs Inc.(a)	821,490	3,384,539
United States Cellular Corp.(a)	19,646	849,493
Verizon Communications Inc.	5,888,639	199,624,862
Virgin Media Inc.	606,635	3,027,109
Windstream Corp.	468,283	4,308,204

		635,796,818
TEXTILES—0.12%
Cintas Corp.	273,889	6,362,441
Mohawk Industries Inc.(a)(b)	115,563	4,965,742

		11,328,183
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	147,586	4,305,084
Mattel Inc.	747,807	11,964,912

		16,269,996
TRANSPORTATION—0.86%
Alexander & Baldwin Inc.	85,565	2,144,259
Con-way Inc.	78,652	2,092,143
FedEx Corp.	640,530	41,090,000
Kansas City Southern Industries Inc.(a)	34,282	653,072
Norfolk Southern Corp.	551,954	25,969,436
Overseas Shipholding Group Inc.	46,062	1,939,671
Ryder System Inc.	79,628	3,087,974
Teekay Corp.	86,757	1,704,775
UTi Worldwide Inc.	19,344	277,393

		78,958,723
TRUCKING & LEASING—0.03%
GATX Corp.	90,032	2,788,291

		2,788,291
WATER—0.09%
American Water Works Co. Inc.(b)	130,658	2,728,139
Aqua America Inc.	277,094	5,705,365

		8,433,504

TOTAL COMMON STOCKS
(Cost: $12,586,016,581)		9,205,555,436

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.46%

MONEY MARKET FUNDS—1.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	107,880,894	107,880,894
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	20,275,717	20,275,717
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	6,294,029	6,294,029

		134,450,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,450,640)		134,450,640

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $12,720,467,221)		9,340,006,076

SHORT POSITIONS(g)—(0.00)%

COMMON STOCKS—(0.00)%
Merrill Lynch & Co.	(1,690)	(19,672)
National City Corp.	(2,246)	(4,065)
Wachovia Corp.	(2,388)	(13,229)

		(36,966)

TOTAL SHORT POSITIONS
(Proceeds: $37,255)		(36,966)
Other Assets, Less Liabilities—(1.19)%		(109,551,502)

NET ASSETS—100.00%		$9,230,417,608

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.11%
Gaiam Inc. Class A(a)(b)	262,567	$1,213,060
Harte-Hanks Inc.	542,291	3,383,896
inVentiv Health Inc.(a)	486,492	5,614,118
Marchex Inc. Class B(b)	349,204	2,035,859
R.H. Donnelley Corp.(a)(b)	1,003,619	371,339

		12,618,272
AEROSPACE & DEFENSE—1.61%
AAR Corp.(a)(b)	570,140	10,496,277
AeroVironment Inc.(a)	150,922	5,555,439
Argon ST Inc.(a)	193,249	3,644,676
Curtiss-Wright Corp.	658,428	21,984,911
Ducommun Inc.	156,185	2,608,289
Esterline Technologies Corp.(a)	432,781	16,398,072
GenCorp Inc.(a)(b)	836,743	3,079,214
HEICO Corp.	326,160	12,664,793
Herley Industries Inc.(a)	198,311	2,435,259
Kaman Corp.	373,086	6,764,049
LMI Aerospace Inc.(a)	128,404	1,459,953
Moog Inc. Class A(a)	627,175	22,935,790
Orbital Sciences Corp.(a)	861,282	16,820,837
Teledyne Technologies Inc.(a)	521,521	23,233,761
TransDigm Group Inc.(a)(b)	489,070	16,418,080
Triumph Group Inc.	243,193	10,325,975

		176,825,375
AGRICULTURE—0.34%
AgFeed Industries Inc.(a)(b)	295,566	475,861
Alico Inc.	52,447	2,149,803
Alliance One International Inc.(a)	1,312,441	3,858,577
Andersons Inc. (The)	266,731	4,395,727
Cadiz Inc.(a)(b)	174,045	2,177,303
Griffin Land & Nurseries Inc.	48,330	1,781,444
Maui Land & Pineapple Co. Inc.(a)(b)	67,881	911,642
Tejon Ranch Co.(a)	164,092	4,059,636
Universal Corp.	373,921	11,169,020
Vector Group Ltd.(b)	485,168	6,607,988

		37,587,001
AIRLINES—1.00%
AirTran Holdings Inc.(a)(b)	1,721,570	7,643,771
Alaska Air Group Inc.(a)	529,398	15,484,891
Allegiant Travel Co.(a)(b)	200,906	9,758,004
Hawaiian Holdings Inc.(a)	636,538	4,061,112
JetBlue Airways Corp.(a)(b)	2,546,997	18,083,679
Republic Airways Holdings Inc.(a)	514,409	5,488,744
SkyWest Inc.	858,711	15,972,025
UAL Corp.(b)	1,850,536	20,392,907
US Airways Group Inc.(a)	1,677,698	12,968,606

		109,853,739

APPAREL—1.24%
American Apparel Inc.(a)(b)	498,122	991,263
Carter’s Inc.(a)	832,778	16,039,304
Cherokee Inc.	110,731	1,921,183
Columbia Sportswear Co.(b)	182,116	6,441,443
Crocs Inc.(a)(b)	1,228,614	1,523,481
Deckers Outdoor Corp.(a)(b)	191,812	15,320,024
G-III Apparel Group Ltd.(a)(b)	194,483	1,242,746
Gymboree Corp.(a)(b)	418,949	10,930,379
Iconix Brand Group Inc.(a)(b)	848,610	8,299,406
K-Swiss Inc. Class A	381,692	4,351,289
Maidenform Brands Inc.(a)	331,700	3,366,755
Oxford Industries Inc.	208,959	1,832,570
Perry Ellis International Inc.(a)	178,474	1,131,525
Quiksilver Inc.(a)	1,861,496	3,425,153
SKECHERS U.S.A. Inc. Class A(a)	483,218	6,194,855
Steven Madden Ltd.(a)	259,879	5,540,620
Timberland Co. Class A(a)	703,512	8,125,564
True Religion Apparel Inc.(a)(b)	251,961	3,134,395
Unifi Inc.(a)	666,373	1,879,172
Volcom Inc.(a)(b)	268,534	2,927,021
Warnaco Group Inc. (The)(a)	669,686	13,145,936
Weyco Group Inc.	107,007	3,536,581
Wolverine World Wide Inc.	732,319	15,407,992

		136,708,657
AUTO MANUFACTURERS—0.07%
Force Protection Inc.(a)	1,004,679	6,007,980
Wabash National Corp.	451,291	2,030,809

		8,038,789
AUTO PARTS & EQUIPMENT—0.45%
American Axle & Manufacturing Holdings Inc.	674,420	1,949,074
Amerigon Inc. Class A(a)	324,297	1,057,208
ArvinMeritor Inc.	1,088,494	3,102,208
ATC Technology Corp.(a)	313,130	4,581,092
Commercial Vehicle Group Inc.(a)	319,190	296,847
Cooper Tire & Rubber Co.	867,533	5,344,003
Dana Holding Corp.(a)	1,454,317	1,076,195
Dorman Products Inc.(a)	158,481	2,091,949
Exide Technologies Inc.(a)	1,107,702	5,859,744
Fuel Systems Solutions Inc.(a)(b)	177,901	5,828,037
Hayes Lemmerz International Inc.(a)	1,481,380	666,621
Lear Corp.(a)	952,209	1,342,615
Modine Manufacturing Co.	473,689	2,306,865
Spartan Motors Inc.	475,925	2,251,125
Superior Industries International Inc.(b)	340,396	3,580,966
Tenneco Inc.(a)	684,511	2,019,307
Titan International Inc.(b)	505,835	4,173,139
Visteon Corp.(a)	1,957,604	685,161
Wonder Auto Technology Inc.(a)	217,938	854,317

		49,066,473
BANKS—8.44%
AMCORE Financial Inc.	299,277	1,083,383
Ameris Bancorp	198,457	2,351,715
Ames National Corp.	93,710	2,487,063
Arrow Financial Corp.	134,706	3,386,509
BancFirst Corp.	108,687	5,751,716
Banco Latinoamericano de Exportaciones SA Class E	401,686	5,768,211
BancTrust Financial Group Inc.	257,600	3,802,176
Bank Mutual Corp.	710,090	8,194,439
Bank of the Ozarks Inc.	182,117	5,397,948

Banner Corp.(b)	220,438	2,074,322
Boston Private Financial Holdings Inc.	803,702	5,497,322
Bryn Mawr Bank Corp.	98,144	1,972,694
Camden National Corp.	112,117	3,024,917
Capital City Bank Group Inc.(b)	173,614	4,729,245
Capitol Bancorp Ltd.(b)	212,934	1,660,885
Cardinal Financial Corp.	354,741	2,018,476
Cascade Bancorp(b)	328,188	2,215,269
Cass Information Systems Inc.	99,410	3,028,029
Cathay General Bancorp(b)	727,165	17,270,169
Centerstate Banks of Florida Inc.	132,758	2,255,558
Central Pacific Financial Corp.	423,278	4,249,711
Chemical Financial Corp.	350,601	9,774,756
Citizens & Northern Corp.(b)	128,653	2,540,897
Citizens Republic Bancorp Inc.	1,857,050	5,534,009
City Bank(b)	201,912	1,049,942
City Holding Co.	237,330	8,254,337
CoBiz Financial Inc.	277,092	2,698,876
Colonial BancGroup Inc. (The)(b)	2,971,203	6,150,390
Columbia Banking System Inc.	267,370	3,189,724
Community Bank System Inc.	480,246	11,713,200
Community Trust Bancorp Inc.	220,656	8,109,108
Corus Bankshares Inc.(b)	558,757	620,220
CVB Financial Corp.	973,450	11,584,055
East West Bancorp Inc.	933,553	14,908,841
Encore Bancshares Inc.(a)	92,727	1,019,997
Enterprise Financial Services Corp.(b)	160,772	2,450,165
F.N.B. Corp. (Pennsylvania)	1,265,588	16,705,762
Farmers Capital Bank Corp.	91,335	2,230,401
Financial Institutions Inc.	159,610	2,290,403
First Bancorp (North Carolina)	210,604	3,864,583
First BanCorp (Puerto Rico)	1,046,967	11,663,212
First Bancorp Inc. (Maine)	124,241	2,471,153
First Busey Corp. Class A(b)	373,926	6,820,410
First Commonwealth Financial Corp.	1,251,269	15,490,710
First Community Bancshares Inc.	133,707	4,662,363
First Financial Bancorp	551,771	6,836,443
First Financial Bankshares Inc.	305,823	16,884,488
First Financial Corp.	166,492	6,824,507
First Merchants Corp.	268,029	5,952,924
First Midwest Bancorp Inc.	714,560	14,269,763
1st Source Corp.	219,839	5,194,796
First South Bancorp Inc.	115,312	1,448,319
FirstMerit Corp.	1,189,718	24,496,294
Frontier Financial Corp.(b)	695,078	3,030,540
Glacier Bancorp Inc.	893,066	16,986,115
Green Bancshares Inc.(b)	194,033	2,627,207
Guaranty Bancorp(a)	773,751	1,547,502
Hancock Holding Co.	378,682	17,214,884
Hanmi Financial Corp.(b)	551,347	1,135,775
Harleysville National Corp.	629,798	9,094,283
Heartland Financial USA Inc.	192,205	3,957,501
Heritage Commerce Corp.	151,117	1,698,555
Home Bancshares Inc.	195,146	5,259,185
IBERIABANK Corp.	234,029	11,233,392
Independent Bank Corp. (Massachusetts)	239,461	6,264,300
Integra Bank Corp.	300,856	412,173
International Bancshares Corp.	750,653	16,386,755
Lakeland Bancorp Inc.	296,174	3,334,919
Lakeland Financial Corp.	180,302	4,294,794
MainSource Financial Group Inc.	296,717	4,599,113
MB Financial Inc.	511,242	14,289,214
Midwest Banc Holdings Inc.(b)	323,842	453,379
Nara Bancorp Inc.	336,607	3,308,847

National Penn Bancshares Inc.	1,169,581	16,970,620
NBT Bancorp Inc.	472,257	13,204,306
Northfield Bancorp Inc.(b)	287,066	3,229,492
Old National Bancorp	974,201	17,691,490
Old Second Bancorp Inc.(b)	201,717	2,339,917
Oriental Financial Group Inc.	356,509	2,156,879
Pacific Capital Bancorp(b)	678,452	11,452,270
Pacific Continental Corp.	154,069	2,306,413
PacWest Bancorp	359,443	9,669,017
Park National Corp.(b)	162,615	11,667,626
Peapack-Gladstone Financial Corp.	120,188	3,201,808
Pennsylvania Commerce Bancorp Inc.(a)(b)	74,840	1,995,234
Peoples Bancorp Inc.	150,225	2,873,804
Pinnacle Financial Partners Inc.(a)	332,551	9,913,345
PremierWest Bancorp	278,564	1,863,593
PrivateBancorp Inc.(b)	316,697	10,279,985
Prosperity Bancshares Inc.	576,712	17,064,908
Provident Bankshares Corp.	488,338	4,717,345
Renasant Corp.	308,561	5,254,794
Republic Bancorp Inc. Class A(b)	136,402	3,710,134
S&T Bancorp Inc.	350,370	12,438,135
Sandy Spring Bancorp Inc.	241,735	5,277,075
Santander BanCorp	65,420	817,096
SCBT Financial Corp.	165,690	5,716,305
Seacoast Banking Corp. of Florida(b)	217,598	1,436,147
Shore Bancshares Inc.	120,121	2,881,703
Sierra Bancorp(b)	109,038	2,289,798
Signature Bank(a)	517,733	14,853,760
Simmons First National Corp. Class A	205,125	6,045,034
Smithtown Bancorp Inc.	143,085	2,293,653
South Financial Group Inc. (The)(b)	1,071,899	4,630,604
Southside Bancshares Inc.	179,007	4,206,664
Southwest Bancorp Inc.	213,159	2,762,541
State Bancorp Inc.	206,848	2,014,700
Stellar One Corp.	332,433	5,618,118
Sterling Bancorp	265,525	3,725,316
Sterling Bancshares Inc.	1,076,484	6,545,023
Sterling Financial Corp. (Washington)	763,861	6,721,977
Suffolk Bancorp	140,912	5,062,968
Sun Bancorp Inc. (New Jersey)(a)	212,388	1,590,786
Susquehanna Bancshares Inc.	1,265,213	20,129,539
SVB Financial Group(a)(b)	440,524	11,554,945
SY Bancorp Inc.(b)	197,437	5,429,517
Texas Capital Bancshares Inc.(a)	406,663	5,433,018
Tompkins Financial Corp.	85,282	4,942,092
TowneBank	305,533	7,574,163
TriCo Bancshares	204,271	5,100,647
TrustCo Bank Corp. NY	1,113,774	10,591,991
Trustmark Corp.(b)	728,533	15,729,027
UCBH Holdings Inc.(b)	1,625,769	11,185,291
UMB Financial Corp.	457,083	22,461,059
Umpqua Holdings Corp.(b)	884,149	12,793,636
Union Bankshares Corp.	198,511	4,923,073
United Bancshares Inc.	557,098	18,506,796
United Community Banks Inc.(b)	600,676	8,157,180
United Security Bancshares(b)	120,927	1,400,335
Univest Corp. of Pennsylvania	189,122	6,078,381
W Holding Co. Inc.(b)	27,884	287,205
Washington Trust Bancorp Inc.	201,330	3,976,267
WesBanco Inc.	390,683	10,630,484
West Bancorporation	252,813	3,096,959
West Coast Bancorp	230,233	1,517,235
Westamerica Bancorporation(b)	427,044	21,843,301
Western Alliance Bancorporation(a)(b)	299,389	3,020,835

Wilshire Bancorp Inc.	282,580	2,565,826
Wintrust Financial Corp.	347,531	7,148,713
Yadkin Valley Financial Corp.	166,878	2,378,011

		929,999,147
BEVERAGES—0.22%
Boston Beer Co. Inc. Class A(a)	124,506	3,535,970
Coca-Cola Bottling Co. Consolidated	60,188	2,766,240
Farmer Brothers Co.	97,207	2,424,343
Green Mountain Coffee Roasters Inc.(a)(b)	253,187	9,798,337
National Beverage Corp.(a)	154,736	1,392,624
Peet’s Coffee & Tea Inc.(a)	205,768	4,784,106

		24,701,620
BIOTECHNOLOGY—3.17%
Acorda Therapeutics Inc.(a)	545,080	11,179,591
Affymax Inc.(a)	154,553	1,543,984
Affymetrix Inc.(a)	1,018,965	3,046,705
Alexion Pharmaceuticals Inc.(a)	1,130,662	40,918,658
AMAG Pharmaceuticals Inc.(a)(b)	250,175	8,968,774
American Oriental Bioengineering Inc.(a)(b)	908,529	6,168,912
Arena Pharmaceuticals Inc.(a)(b)	1,088,193	4,537,765
ARIAD Pharmaceuticals Inc.(a)	1,017,957	865,263
ArQule Inc.(a)	595,192	2,511,710
BioMimetic Therapeutics Inc.(a)	195,979	1,806,926
Bio-Rad Laboratories Inc. Class A(a)	278,616	20,982,571
Cambrex Corp.(a)	427,205	1,973,687
Celera Corp.(a)	1,177,045	13,100,511
Cell Genesys Inc.(a)(b)	1,279,763	281,548
Celldex Therapeutics Inc.(a)	217,434	1,722,077
Cougar Biotechnology Inc.(a)	219,566	5,708,716
CryoLife Inc.(a)	410,602	3,986,945
Cytokinetics Inc.(a)	514,566	1,466,513
Cytori Therapeutics Inc.(a)	290,964	1,050,380
Enzo Biochem Inc.(a)	471,863	2,307,410
Enzon Pharmaceuticals Inc.(a)(b)	659,721	3,846,173
Exelixis Inc.(a)(b)	1,547,196	7,766,924
Facet Biotech Corp.(a)	352,634	3,381,760
Genomic Health Inc.(a)(b)	205,211	3,997,510
Geron Corp.(a)(b)	1,147,050	5,356,723
GTx Inc.(a)(b)	274,412	4,621,098
Halozyme Therapeutics Inc.(a)(b)	895,993	5,017,561
Human Genome Sciences Inc.(a)	1,999,133	4,238,162
Idera Pharmaceuticals Inc.(a)(b)	301,549	2,315,896
ImmunoGen Inc.(a)	749,340	3,214,669
Immunomedics Inc.(a)	954,186	1,622,116
Incyte Corp.(a)(b)	1,124,038	4,260,104
Integra LifeSciences Holdings Corp.(a)(b)	262,012	9,319,767
InterMune Inc.(a)(b)	465,381	4,923,731
Lexicon Pharmaceuticals Inc.(a)	1,180,638	1,652,893
Marshall Edwards Inc.(a)(b)	278,482	194,937
Martek Biosciences Corp.(b)	483,581	14,657,340
Maxygen Inc.(a)	371,441	3,313,254
Molecular Insight Pharmaceuticals Inc.(a)(b)	255,464	1,098,495
Momenta Pharmaceuticals Inc.(a)	386,155	4,479,398
Myriad Genetics Inc.(a)(b)	656,725	43,514,598
Nanosphere Inc.(a)	188,707	898,245
Nektar Therapeutics(a)	1,360,168	7,562,534
Novavax Inc.(a)	852,876	1,611,936
Optimer Pharmaceuticals Inc.(a)	379,405	4,594,595
Orexigen Therapeutics Inc.(a)(b)	296,847	1,656,406
PDL BioPharma Inc.	1,755,938	10,851,697
Protalix BioTherapeutics Inc.(a)	154,908	285,031
Regeneron Pharmaceuticals Inc.(a)	912,633	16,755,942

Repligen Corp.(a)	452,316	1,709,754
Rexahn Pharmaceuticals Inc.(a)(b)	420,101	373,890
RTI Biologics Inc.(a)	795,097	2,194,468
Sangamo BioSciences Inc.(a)(b)	537,791	1,871,513
Savient Pharmaceuticals Inc.(a)(b)	799,787	4,630,767
Seattle Genetics Inc.(a)	891,553	7,970,484
Sequenom Inc.(a)(b)	892,898	17,715,096
XOMA Ltd.(a)(b)	1,937,993	1,201,556

		348,805,669
BUILDING MATERIALS—0.68%
AAON Inc.	197,764	4,129,312
Apogee Enterprises Inc.	426,075	4,414,137
Builders FirstSource Inc.(a)(b)	229,897	351,742
China Architectural Engineering Inc.(a)	274,742	675,865
Comfort Systems USA Inc.	590,605	6,295,849
Drew Industries Inc.(a)	290,829	3,489,948
Interline Brands Inc.(a)	477,158	5,072,190
LSI Industries Inc.	277,407	1,905,786
NCI Building Systems Inc.(a)(b)	290,806	4,740,138
Quanex Building Products Corp.	546,706	5,122,635
Simpson Manufacturing Co. Inc.(b)	547,701	15,204,180
Texas Industries Inc.(b)	343,861	11,863,204
Trex Co. Inc.(a)(b)	224,197	3,690,283
U.S. Concrete Inc.(a)(b)	541,130	1,818,197
Universal Forest Products Inc.	244,489	6,579,199

		75,352,665
CHEMICALS—1.58%
A. Schulman Inc.	398,863	6,780,671
Aceto Corp.	360,852	3,612,129
American Vanguard Corp.	278,821	3,262,206
Arch Chemicals Inc.	365,906	9,539,169
Balchem Corp.	266,654	6,642,351
Ferro Corp.	644,598	4,544,416
H.B. Fuller Co.	712,730	11,482,080
ICO Inc.(a)	409,790	1,294,936
Innophos Holdings Inc.	154,108	3,052,879
Innospec Inc.	343,507	2,023,256
Landec Corp.(a)	340,517	2,240,602
Minerals Technologies Inc.	278,031	11,371,468
NewMarket Corp.	198,301	6,922,688
NL Industries Inc.	100,191	1,342,559
Olin Corp.	1,099,976	19,887,566
OM Group Inc.(a)	449,497	9,488,882
Penford Corp.	164,592	1,665,671
PolyOne Corp.(a)	1,375,083	4,331,511
Quaker Chemical Corp.	159,307	2,620,600
Rockwood Holdings Inc.(a)	613,710	6,628,068
Sensient Technologies Corp.	707,206	16,888,079
ShengdaTech Inc.(a)(b)	442,060	1,556,051
Solutia Inc.(a)	1,389,655	6,253,447
Spartech Corp.	448,388	2,806,909
Stepan Co.	93,474	4,392,343
Symyx Technologies Inc.(a)	493,684	2,932,483
W.R. Grace & Co.(a)	1,061,588	6,337,680
Westlake Chemical Corp.	282,448	4,601,078
Zep Inc.	307,862	5,944,815
Zoltek Companies Inc.(a)(b)	406,407	3,653,599

		174,100,192
COAL—0.11%
International Coal Group Inc.(a)(b)	1,874,147	4,310,538
James River Coal Co.(a)(b)	403,365	6,183,585

National Coal Corp.(a)	407,359	517,346
Westmoreland Coal Co.(a)	140,359	1,557,985

		12,569,454
COMMERCIAL SERVICES—5.97%
Aaron Rents Inc.	667,698	17,774,121
ABM Industries Inc.	643,371	12,256,218
Administaff Inc.	317,265	6,878,305
Advance America Cash Advance Centers Inc.	616,352	1,164,905
Advisory Board Co. (The)(a)	235,239	5,245,830
Albany Molecular Research Inc.(a)	345,659	3,366,719
American Public Education Inc.(a)	162,180	6,031,474
AMN Healthcare Services Inc.(a)	498,837	4,220,161
Arbitron Inc.	401,820	5,336,170
Bankrate Inc.(a)(b)	187,316	7,118,008
Bowne & Co. Inc.	395,766	2,327,104
Capella Education Co.(a)	209,442	12,306,812
Cardtronics Inc.(a)	176,579	227,787
CBIZ Inc.(a)	658,731	5,698,023
CDI Corp.	182,322	2,359,247
Cenveo Inc.(a)(b)	704,597	3,135,457
Chemed Corp.	329,153	13,090,415
China Direct Inc.(a)(b)	101,323	146,918
Coinstar Inc.(a)	411,085	8,020,268
Compass Diversified Holdings	351,532	3,954,735
Consolidated Graphics Inc.(a)	146,236	3,310,783
Corinthian Colleges Inc.(a)	1,252,925	20,510,382
Cornell Companies Inc.(a)	163,094	3,031,917
CorVel Corp.(a)	118,612	2,607,092
CoStar Group Inc.(a)(b)	287,431	9,467,977
CRA International Inc.(a)	162,304	4,370,847
Cross Country Healthcare Inc.(a)	452,004	3,973,115
Deluxe Corp.	753,138	11,266,944
Dollar Financial Corp.(a)(b)	357,725	3,684,567
Dollar Thrifty Automotive Group Inc.(a)(b)	329,137	358,759
DynCorp International Inc.(a)	364,146	5,524,095
Electro Rent Corp.	317,930	3,548,099
Emergency Medical Services Corp. Class A(a)(b)	137,296	5,026,407
Euronet Worldwide Inc.(a)(b)	693,618	8,052,905
ExlService Holdings Inc.(a)	208,478	1,786,656
Exponent Inc.(a)	201,425	6,058,864
First Advantage Corp. Class A(a)	151,039	2,137,202
Forrester Research Inc.(a)	228,730	6,452,473
Gartner Inc.(a)(b)	871,150	15,532,604
GEO Group Inc. (The)(a)	750,401	13,529,730
Gevity HR Inc.	361,889	546,452
Global Cash Access Inc.(a)	590,012	1,309,827
Grand Canyon Education Inc.(a)	176,028	3,305,806
Great Lakes Dredge & Dock Corp.	584,336	2,424,994
H&E Equipment Services Inc.(a)	241,751	1,863,900
Hackett Group Inc. (The)(a)	603,605	1,762,527
Healthcare Services Group Inc.	633,229	10,087,338
HealthSpring Inc.(a)	727,073	14,519,648
Heartland Payment Systems Inc.(b)	359,240	6,286,700
Heidrick & Struggles International Inc.	253,134	5,452,506
Hill International Inc.(a)	343,780	2,420,211
HMS Holdings Corp.(a)	367,784	11,592,552
Hudson Highland Group Inc.(a)	367,390	1,230,756
Huron Consulting Group Inc.(a)(b)	305,354	17,487,624
ICF International Inc.(a)	97,601	2,398,057
ICT Group Inc.(a)	128,575	588,873
Integrated Electrical Services Inc.(a)	113,892	997,694
Interactive Data Corp.	538,422	13,277,487
Jackson Hewitt Tax Service Inc.	418,485	6,566,030

K12 Inc.(a)	92,849	1,740,919
Kelly Services Inc. Class A	386,333	5,026,192
Kendle International Inc.(a)(b)	191,204	4,917,767
Kenexa Corp.(a)	330,704	2,639,018
Kforce Inc.(a)	452,645	3,476,314
Korn/Ferry International(a)(b)	682,769	7,797,222
Landauer Inc.	136,592	10,012,194
Learning Tree International Inc.(a)	131,332	1,118,949
LECG Corp.(a)	375,232	2,517,807
Lincoln Educational Services Corp.(a)	63,179	837,122
Live Nation Inc.(a)(b)	1,115,858	6,405,025
MAXIMUS Inc.	259,900	9,125,089
McGrath RentCorp	347,942	7,432,041
Michael Baker Corp.(a)	107,751	3,977,089
Midas Inc.(a)	203,008	2,129,554
Monro Muffler Brake Inc.	239,659	6,111,304
MPS Group Inc.(a)	1,387,912	10,450,977
Multi-Color Corp.	157,524	2,492,030
National Research Corp.	25,528	739,291
Navigant Consulting Inc.(a)	710,882	11,281,697
Net 1 UEPS Technologies Inc.(a)	734,054	10,056,540
Odyssey Marine Exploration Inc.(a)(b)	716,787	2,308,054
On Assignment Inc.(a)	519,785	2,947,181
PAREXEL International Corp.(a)	833,282	8,091,168
PharmaNet Development Group Inc.(a)	303,959	276,603
PHH Corp.(a)(b)	796,802	10,143,289
Pre-Paid Legal Services Inc.(a)	117,795	4,392,576
PRG-Schultz International Inc.(a)	221,596	904,112
Princeton Review Inc. (The)(a)	194,919	960,951
Protection One Inc.(a)(b)	88,840	424,655
Providence Service Corp. (The)(a)	180,799	262,159
Rent-A-Center Inc.(a)	981,825	17,329,211
Resources Connection Inc.(a)	669,589	10,967,868
RiskMetrics Group Inc.(a)(b)	316,543	4,713,325
Rollins Inc.	611,861	11,062,447
RSC Holdings Inc.(a)(b)	700,345	5,966,939
Sotheby's Holdings Inc. Class A	991,222	8,811,964
Spherion Corp.(a)	756,954	1,672,868
Standard Parking Corp.(a)	119,437	2,309,912
Steiner Leisure Ltd.(a)	239,295	7,063,988
Stewart Enterprises Inc. Class A	1,233,737	3,713,548
SuccessFactors Inc.(a)	359,655	2,064,420
Team Inc.(a)	271,636	7,524,317
TeleTech Holdings Inc.(a)	534,839	4,465,906
TNS Inc.(a)	361,436	3,393,884
TrueBlue Inc.(a)(b)	652,516	6,244,578
Universal Technical Institute Inc.(a)	317,014	5,443,130
Valassis Communications Inc.(a)	707,689	934,149
Viad Corp.	304,804	7,540,851
VistaPrint Ltd.(a)(b)	649,701	12,090,936
Volt Information Sciences Inc.(a)	185,687	1,342,517
Watson Wyatt Worldwide Inc.	627,789	30,020,870
Wright Express Corp.(a)	571,135	7,196,301

		657,877,895
COMPUTERS—2.25%
Agilysys Inc.	331,934	1,423,997
CACI International Inc. Class A(a)	443,121	19,980,326
CIBER Inc.(a)	791,380	3,806,538
Cogo Group Inc.(a)	349,161	1,696,922
Compellent Technologies Inc.(a)	208,874	2,032,344
COMSYS IT Partners Inc.(a)	212,041	474,972
Cray Inc.(a)	483,290	1,005,243
Data Domain Inc.(a)(b)	486,196	9,140,485

Digimarc Corp.(a)	65,732	658,635
Echelon Corp.(a)(b)	437,854	3,568,510
Electronics For Imaging Inc.(a)	782,681	7,482,430
Furmanite Corp.(a)	534,736	2,882,227
Hutchinson Technology Inc.(a)(b)	351,345	1,222,681
iGATE Corp.(a)	321,352	2,092,002
Imation Corp.	439,571	5,964,978
Immersion Corp.(a)	409,316	2,410,871
Integral Systems Inc.(a)	250,470	3,018,163
Isilon Systems Inc.(a)(b)	359,242	1,181,906
Jack Henry & Associates Inc.	1,100,693	21,364,451
Limelight Networks Inc.(a)(b)	420,492	1,030,205
Magma Design Automation Inc.(a)	659,378	672,566
Manhattan Associates Inc.(a)	362,770	5,735,394
Maxwell Technologies Inc.(a)(b)	267,077	1,354,080
Mentor Graphics Corp.(a)	1,336,046	6,907,358
Mercury Computer Systems Inc.(a)	333,613	2,105,098
MICROS Systems Inc.(a)	1,198,437	19,558,492
MTS Systems Corp.	258,113	6,876,130
NCI Inc. Class A(a)	96,089	2,895,162
Ness Technologies Inc.(a)	575,445	2,462,905
Netezza Corp.(a)	581,881	3,863,690
NetScout Systems Inc.(a)	434,350	3,744,097
Palm Inc.(a)(b)	1,578,881	4,847,165
Perot Systems Corp. Class A(a)	1,272,630	17,396,852
Quantum Corp.(a)	2,997,618	1,079,142
Rackable Systems Inc.(a)	435,464	1,715,728
Radiant Systems Inc.(a)	410,282	1,382,650
RadiSys Corp.(a)	328,615	1,817,241
Rimage Corp.(a)	140,763	1,887,632
Riverbed Technology Inc.(a)	825,387	9,401,158
Sigma Designs Inc.(a)(b)	391,575	3,719,962
Silicon Storage Technology Inc.(a)	1,148,248	2,629,488
SMART Modular Technologies (WWH) Inc.(a)	645,084	993,429
SRA International Inc. Class A(a)	625,754	10,794,256
STEC Inc.(a)(b)	450,015	1,917,064
Stratasys Inc.(a)(b)	304,755	3,276,116
Super Micro Computer Inc.(a)	340,291	2,154,042
Sykes Enterprises Inc.(a)	485,469	9,282,167
Synaptics Inc.(a)(b)	500,391	8,286,475
Syntel Inc.	190,013	4,393,101
3D Systems Corp.(a)(b)	261,365	2,075,238
3PAR Inc.(a)	402,364	3,070,037
Tyler Technologies Inc.(a)(b)	559,617	6,704,212
Virtusa Corp.(a)(b)	133,306	751,846

		248,187,859
COSMETICS & PERSONAL CARE—0.22%
Chattem Inc.(a)(b)	252,825	18,084,572
Elizabeth Arden Inc.(a)	359,865	4,537,898
Inter Parfums Inc.	205,978	1,581,911

		24,204,381
DISTRIBUTION & WHOLESALE—0.84%
Beacon Roofing Supply Inc.(a)(b)	651,717	9,045,832
BMP Sunstone Corp.(a)(b)	339,147	1,889,049
Brightpoint Inc.(a)	736,991	3,205,911
Chindex International Inc.(a)	162,194	1,289,442
Core-Mark Holding Co. Inc.(a)	138,145	2,972,880
Houston Wire & Cable Co.(b)	261,085	2,430,701
MWI Veterinary Supply Inc.(a)(b)	151,315	4,079,452
Owens & Minor Inc.	605,051	22,780,170
Pool Corp.(b)	703,665	12,644,860
ScanSource Inc.(a)(b)	386,706	7,451,825

United Stationers Inc.(a)	344,419	11,534,592
Watsco Inc.(b)	343,849	13,203,802

		92,528,516
DIVERSIFIED FINANCIAL SERVICES—1.73%
Advanta Corp. Class B	568,740	1,188,667
Ampal-American Israel Corp. Class A(a)(b)	283,059	164,174
Asset Acceptance Capital Corp.(a)(b)	220,405	1,126,270
BGC Partners Inc. Class A	495,993	1,368,941
Broadpoint Securities Group Inc.(a)	348,475	1,034,971
Calamos Asset Management Inc. Class A	295,349	2,185,583
Cohen & Steers Inc.	246,176	2,705,474
CompuCredit Corp.(a)(b)	236,875	1,309,919
Credit Acceptance Corp.(a)(b)	87,514	1,198,942
Diamond Hill Investment Group Inc.	29,983	1,948,895
Doral Financial Corp.(a)	79,078	593,085
Duff & Phelps Corp. Class A(a)	156,653	2,995,205
Encore Capital Group Inc.(a)(b)	201,910	1,453,752
Epoch Holding Corp.(b)	149,110	1,131,745
Evercore Partners Inc. Class A	144,751	1,807,940
FBR Capital Markets Corp.(a)	406,059	1,973,447
FCStone Group Inc.(a)	335,010	1,484,094
Federal Agricultural Mortgage Corp.	141,231	494,308
Financial Federal Corp.	374,859	8,722,969
First Marblehead Corp. (The)(a)(b)	1,016,084	1,310,748
Friedman, Billings, Ramsey Group Inc. Class A(a)	2,167,356	368,451
GAMCO Investors Inc. Class A	111,206	3,038,148
GFI Group Inc.	976,457	3,456,658
Greenhill & Co. Inc.(b)	254,924	17,786,047
Interactive Brokers Group Inc. Class A(a)(b)	597,576	10,690,635
International Assets Holding Corp.(a)	62,603	537,134
KBW Inc.(a)(b)	384,972	8,854,356
Knight Capital Group Inc. Class A(a)	1,382,706	22,330,702
LaBranche & Co. Inc.(a)	755,368	3,618,213
Landenburg Thalmann Financial Services Inc.(a)(b)	1,542,086	1,110,302
MarketAxess Holdings Inc.(a)	457,463	3,732,898
National Financial Partners Corp.(b)	584,453	1,776,737
Nelnet Inc. Class A	258,080	3,698,286
NewStar Financial Inc.(a)	349,763	1,395,554
Ocwen Financial Corp.(a)(b)	524,883	4,818,426
optionsXpress Holdings Inc.	623,190	8,325,818
Penson Worldwide Inc.(a)	246,404	1,877,598
Piper Jaffray Companies(a)(b)	275,631	10,959,089
Portfolio Recovery Associates Inc.(a)(b)	223,541	7,564,627
Pzena Investment Management Inc. Class A(b)	89,742	378,711
Sanders Morris Harris Group Inc.	284,619	1,704,868
Stifel Financial Corp.(a)	377,233	17,296,133
SWS Group Inc.	358,314	6,790,050
Thomas Weisel Partners Group Inc.(a)	284,043	1,340,683
TradeStation Group Inc.(a)	475,002	3,063,763
U.S. Global Investors Inc. Class A(b)	187,207	915,442
Westwood Holdings Group Inc.	78,806	2,238,878
World Acceptance Corp.(a)(b)	240,782	4,757,852

		190,625,188
ELECTRIC—2.61%
ALLETE Inc.	385,337	12,434,825
Avista Corp.	780,777	15,131,458
Black Hills Corp.	565,191	15,237,549
Central Vermont Public Service Corp.	164,351	3,921,415
CH Energy Group Inc.	232,074	11,926,283
Cleco Corp.	885,770	20,222,129
El Paso Electric Co.(a)	658,870	11,918,958
Empire District Electric Co. (The)	496,689	8,741,726

EnerNOC Inc.(a)(b)	143,050	1,064,292
IDACORP Inc.	665,731	19,605,778
ITC Holdings Corp.	727,157	31,762,218
MGE Energy Inc.	324,952	10,723,416
NorthWestern Corp.	528,422	12,402,064
Ormat Technologies Inc.	263,546	8,399,211
Otter Tail Corp.	519,451	12,118,792
Pike Electric Corp.(a)	249,800	3,072,540
PNM Resources Inc.	1,271,477	12,816,488
Portland General Electric Co.	920,187	17,916,041
Synthesis Energy Systems Inc.(a)	376,124	255,764
U.S. Geothermal Inc.(a)(b)	906,385	752,300
UIL Holdings Corp.	371,109	11,144,403
UniSource Energy Corp.	506,622	14,874,422
Westar Energy Inc.	1,542,589	31,638,500

		288,080,572
ELECTRICAL COMPONENTS & EQUIPMENT—1.02%
Advanced Battery Technologies Inc.(a)(b)	645,458	1,716,918
Advanced Energy Industries Inc.(a)	482,697	4,802,835
American Superconductor Corp.(a)(b)	618,172	10,082,385
Beacon Power Corp.(a)(b)	1,417,426	751,236
Belden Inc.	684,203	14,286,159
Capstone Turbine Corp.(a)(b)	2,549,148	2,141,284
China BAK Battery Inc.(a)(b)	480,573	778,528
Coleman Cable Inc.(a)(b)	114,465	518,526
Encore Wire Corp.	268,696	5,094,476
Energy Conversion Devices Inc.(a)(b)	662,943	16,712,793
EnerSys Inc.(a)	405,207	4,457,277
Fushi Copperweld Inc.(a)	212,014	1,117,314
GrafTech International Ltd.(a)	1,759,120	14,635,878
Graham Corp.(b)	145,839	1,577,978
Greatbatch Inc.(a)(b)	336,549	8,905,087
Harbin Electric Inc.(a)(b)	109,668	876,247
Insteel Industries Inc.	258,243	2,915,563
Littelfuse Inc.(a)	319,105	5,297,143
Medis Technologies Ltd.(a)(b)	465,538	209,492
Orion Energy Systems Inc.(a)(b)	132,150	714,931
Powell Industries Inc.(a)	109,369	3,173,888
Power-One Inc.(a)(b)	1,086,696	1,293,168
PowerSecure International Inc.(a)(b)	247,029	812,725
Ultralife Corp.(a)	184,448	2,473,448
Universal Display Corp.(a)(b)	426,102	4,026,664
Valence Technology Inc.(a)(b)	789,899	1,437,616
Vicor Corp.	284,549	1,880,869

		112,690,428
ELECTRONICS—2.39%
American Science and Engineering Inc.	133,623	9,882,757
Analogic Corp.	197,227	5,380,353
Axsys Technologies Inc.(a)	128,523	7,050,772
Badger Meter Inc.	214,687	6,230,217
Bel Fuse Inc. Class B	174,976	3,709,491
Benchmark Electronics Inc.(a)	992,729	12,677,149
Brady Corp. Class A	739,007	17,699,218
Checkpoint Systems Inc.(a)	583,852	5,745,104
China Security & Surveillance Technology Inc.(a)(b)	415,500	1,840,665
Cogent Inc.(a)(b)	604,571	8,204,028
Coherent Inc.(a)	347,705	7,461,749
CTS Corp.	497,108	2,739,065
Cubic Corp.	229,386	6,239,299
Cymer Inc.(a)(b)	446,723	9,787,701
Daktronics Inc.	483,056	4,521,404
Dionex Corp.(a)(b)	269,617	12,092,322

Electro Scientific Industries Inc.(a)	397,851	2,701,408
FARO Technologies Inc.(a)	245,969	4,147,037
FEI Co.(a)	536,652	10,121,257
ICx Technologies Inc.(a)(b)	200,367	1,584,903
II-VI Inc.(a)(b)	359,337	6,859,743
KEMET Corp.(a)(b)	1,238,925	334,510
L-1 Identity Solutions Inc.(a)	1,065,850	7,183,829
LaBarge Inc.(a)	179,929	2,581,981
Measurement Specialties Inc.(a)	212,244	1,475,096
Methode Electronics Inc.	560,518	3,777,891
Multi-Fineline Electronix Inc.(a)	127,526	1,490,779
NVE Corp.(a)(b)	68,785	1,797,352
OSI Systems Inc.(a)	232,540	3,220,679
OYO Geospace Corp.(a)	60,897	1,063,871
Park Electrochemical Corp.	299,559	5,679,639
Plexus Corp.(a)	587,409	9,956,583
Rofin-Sinar Technologies Inc.(a)	436,936	8,992,143
Rogers Corp.(a)	263,944	7,329,725
Sanmina-SCI Corp.(a)	7,835,677	3,682,768
Sonic Solutions Inc.(a)	323,288	568,987
Stoneridge Inc.(a)	215,179	981,216
Taser International Inc.(a)	921,596	4,866,027
Technitrol Inc.	600,334	2,089,162
TTM Technologies Inc.(a)(b)	630,197	3,283,326
Varian Inc.(a)	434,549	14,561,737
Watts Water Technologies Inc. Class A	429,713	10,729,934
Woodward Governor Co.	863,916	19,887,346
Zygo Corp.(a)	225,485	1,558,101

		263,768,324
ENERGY - ALTERNATE SOURCES—0.26%
Akeena Solar Inc.(a)(b)	306,147	526,573
Ascent Solar Technologies Inc.(a)(b)	109,557	411,934
Aventine Renewable Energy Holdings Inc.(a)	433,207	281,585
Clean Energy Fuels Corp.(a)(b)	363,700	2,196,748
Comverge Inc.(a)	322,981	1,582,607
Ener1 Inc.(a)(b)	596,638	4,265,962
Evergreen Energy Inc.(a)(b)	1,235,059	358,167
Evergreen Solar Inc.(a)(b)	2,111,512	6,735,723
FuelCell Energy Inc.(a)(b)	1,011,510	3,924,659
GreenHunter Energy Inc.(a)(b)	63,469	312,267
GT Solar International Inc.(a)	445,152	1,286,489
Headwaters Inc.(a)(b)	618,859	4,177,298
Pacific Ethanol Inc.(a)(b)	650,392	286,172
Plug Power Inc.(a)(b)	1,167,496	1,190,846
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	1,209,778	1,028,311

		28,565,341
ENGINEERING & CONSTRUCTION—0.87%
Dycom Industries Inc.(a)	590,965	4,857,732
EMCOR Group Inc.(a)	998,607	22,398,755
ENGlobal Corp.(a)	401,020	1,303,315
Granite Construction Inc.(b)	487,211	21,403,179
Insituform Technologies Inc. Class A(a)(b)	408,606	8,045,452
Layne Christensen Co.(a)	282,331	6,778,767
Orion Marine Group Inc.(a)	318,700	3,078,642
Perini Corp.(a)	740,396	17,310,458
Stanley Inc.(a)	130,239	4,717,257
Sterling Construction Co. Inc.(a)	170,372	3,158,697
VSE Corp.	58,866	2,309,313

		95,361,567
ENTERTAINMENT—0.73%
Bally Technologies Inc.(a)	804,972	19,343,477

Bluegreen Corp.(a)(b)	191,505	599,411
Churchill Downs Inc.	140,935	5,696,593
Cinemark Holdings Inc.	440,906	3,275,932
Dover Downs Gaming & Entertainment Inc.	203,341	646,624
Dover Motorsports Inc.	217,426	282,654
Elixir Gaming Technologies Inc.(a)(b)	973,560	126,563
Great Wolf Resorts Inc.(a)	393,318	605,710
Isle of Capri Casinos Inc.(a)(b)	236,362	756,358
Macrovision Solutions Corp.(a)	1,213,338	15,348,726
National CineMedia Inc.	619,290	6,279,601
Pinnacle Entertainment Inc.(a)(b)	882,631	6,778,606
Ricks Cabaret International Inc.(a)(b)	95,916	382,705
Shuffle Master Inc.(a)	780,466	3,871,111
Six Flags Inc.(a)(b)	1,061,911	329,192
Speedway Motorsports Inc.(b)	199,882	3,220,099
Steinway Musical Instruments Inc.(a)	101,465	1,776,652
Vail Resorts Inc.(a)(b)	436,671	11,615,449

		80,935,463
ENVIRONMENTAL CONTROL—1.15%
American Ecology Corp.	239,774	4,850,628
Calgon Carbon Corp.(a)(b)	795,616	12,220,662
Casella Waste Systems Inc. Class A(a)	334,872	1,366,278
Clean Harbors Inc.(a)(b)	290,802	18,448,479
Darling International Inc.(a)	1,199,377	6,584,580
Energy Recovery Inc.(a)(b)	218,175	1,653,766
EnergySolutions Inc.	487,394	2,753,776
Fuel Tech Inc.(a)(b)	279,116	2,955,838
Metalico Inc.(a)	363,399	563,268
Met-Pro Corp.	222,437	2,962,861
Mine Safety Appliances Co.	456,329	10,910,826
Rentech Inc.(a)(b)	2,439,949	1,659,165
Tetra Tech Inc.(a)	865,969	20,913,151
Waste Connections Inc.(a)	1,172,293	37,009,290
Waste Services Inc.(a)	350,890	2,308,856

		127,161,424
FOOD—2.45%
American Dairy Inc.(a)	105,430	1,585,667
Arden Group Inc. Class A	16,904	2,129,904
B&G Foods Inc. Class A	295,462	1,595,495
Calavo Growers Inc.	151,468	1,741,882
Cal-Maine Foods Inc.(b)	190,955	5,480,408
Chiquita Brands International Inc.(a)(b)	637,252	9,418,585
Diamond Foods Inc.(b)	236,365	4,762,755
Flowers Foods Inc.	1,137,569	27,711,181
Fresh Del Monte Produce Inc.(a)	617,206	13,837,759
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	521,361	3,268,933
Hain Celestial Group Inc.(a)(b)	596,346	11,384,245
HQ Sustainable Maritime Industries Inc.(a)	98,145	768,475
Imperial Sugar Co.	172,541	2,474,238
Ingles Markets Inc. Class A	185,754	3,267,413
J&J Snack Foods Corp.	208,360	7,475,957
Lance Inc.	397,986	9,129,799
Lifeway Foods Inc.(a)(b)	70,075	629,273
M&F Worldwide Corp.(a)	170,419	2,632,974
Nash Finch Co.	187,389	8,411,892
Ralcorp Holdings Inc.(a)	827,057	48,300,129
Ruddick Corp.	619,388	17,126,078
Sanderson Farms Inc.(b)	298,350	10,310,976
Seaboard Corp.	4,942	5,900,748
Smart Balance Inc.(a)(b)	921,962	6,269,342
Spartan Stores Inc.	322,022	7,487,011
Tootsie Roll Industries Inc.(b)	350,107	8,966,240

TreeHouse Foods Inc.(a)	459,267	12,510,433
United Natural Foods Inc.(a)	631,032	11,244,990
Village Super Market Inc. Class A	45,117	2,589,265
Weis Markets Inc.	162,425	5,462,353
Winn-Dixie Stores Inc.(a)(b)	795,735	12,811,333
Zhongpin Inc.(a)(b)	272,428	3,269,136

		269,954,869
FOREST PRODUCTS & PAPER—0.63%
AbitibiBowater Inc.(a)(b)	792,448	372,451
Boise Inc.(a)	521,828	224,386
Buckeye Technologies Inc.(a)	575,454	2,094,653
Clearwater Paper Corp.(a)	165,960	1,392,404
Deltic Timber Corp.	154,804	7,082,283
Kapstone Paper and Packaging Corp.(a)	265,935	632,925
Louisiana-Pacific Corp.	1,529,052	2,385,321
Mercer International Inc.(a)	438,309	841,553
Neenah Paper Inc.	213,910	1,890,964
P.H. Glatfelter Co.	665,965	6,193,474
Potlatch Corp.	579,683	15,077,555
Rock-Tenn Co. Class A	560,909	19,171,870
Schweitzer-Mauduit International Inc.	231,023	4,625,080
Verso Paper Corp.	204,470	210,604
Wausau Paper Corp.	649,204	7,426,894
Xerium Technologies Inc.(a)	302,128	199,404

		69,821,821
GAS—1.58%
Chesapeake Utilities Corp.	100,538	3,164,936
Laclede Group Inc. (The)	321,191	15,044,586
New Jersey Resources Corp.	616,891	24,274,661
Nicor Inc.	664,213	23,074,760
Northwest Natural Gas Co.	388,747	17,194,280
Piedmont Natural Gas Co.	1,080,109	34,207,052
South Jersey Industries Inc.	437,512	17,434,853
Southwest Gas Corp.	636,884	16,062,214
WGL Holdings Inc.	727,963	23,797,110

		174,254,452
HAND & MACHINE TOOLS—0.42%
Baldor Electric Co.	678,615	12,113,278
Franklin Electric Co. Inc.(b)	336,540	9,460,139
K-Tron International Inc.(a)	35,553	2,840,685
Raser Technologies Inc.(a)(b)	699,413	2,608,810
Regal Beloit Corp.	473,360	17,982,946
Thermadyne Holdings Corp.(a)	196,544	1,350,257

		46,356,115
HEALTH CARE - PRODUCTS—4.12%
Abaxis Inc.(a)	319,218	5,117,065
ABIOMED Inc.(a)(b)	500,503	8,218,259
Accuray Inc.(a)(b)	529,486	2,732,148
Align Technology Inc.(a)	912,330	7,982,887
Alphatec Holdings Inc.(a)	358,475	842,416
American Medical Systems Holdings Inc.(a)(b)	1,070,783	9,626,339
AngioDynamics Inc.(a)	356,354	4,878,486
ArthroCare Corp.(a)(b)	394,357	1,881,083
Atrion Corp.	22,096	2,145,522
Bruker Corp.(a)	746,211	3,014,692
Caliper Life Sciences Inc.(a)	695,855	674,979
Cantel Medical Corp.(a)(b)	183,142	2,686,693
Cardiac Science Corp.(a)	285,546	2,141,595
CardioNet Inc.(a)	66,171	1,631,115
Cepheid Inc.(a)(b)	837,805	8,696,416

Clinical Data Inc.(a)(b)	162,729	1,448,288
Columbia Laboratories Inc.(a)(b)	681,483	865,483
Conceptus Inc.(a)(b)	444,700	6,768,334
CONMED Corp.(a)(b)	421,612	10,093,391
Cyberonics Inc.(a)(b)	349,571	5,792,391
Cynosure Inc. Class A(a)	140,068	1,278,821
Datascope Corp.	193,125	10,088,850
DexCom Inc.(a)(b)	390,944	1,079,005
ev3 Inc.(a)(b)	1,034,732	6,311,865
Exactech Inc.(a)	111,585	1,879,091
Haemonetics Corp.(a)	378,507	21,385,645
Hanger Orthopedic Group Inc.(a)	453,157	6,575,308
Hansen Medical Inc.(a)(b)	252,496	1,823,021
ICU Medical Inc.(a)	162,625	5,389,392
Immucor Inc.(a)	1,030,558	27,392,232
Insulet Corp.(a)(b)	269,246	2,078,579
Invacare Corp.	472,190	7,328,389
IRIS International Inc.(a)	271,440	3,783,874
Kensey Nash Corp.(a)	106,150	2,060,371
Luminex Corp.(a)	606,617	12,957,339
Masimo Corp.(a)	677,825	20,219,520
Medical Action Industries Inc.(a)	207,239	2,072,390
Mentor Corp.	496,773	15,365,189
Meridian Bioscience Inc.	590,991	15,052,541
Merit Medical Systems Inc.(a)	406,269	7,284,403
Metabolix Inc.(a)(b)	278,573	3,543,449
Microvision Inc.(a)(b)	1,000,027	1,680,045
Micrus Endovascular Corp.(a)	228,261	2,650,110
Natus Medical Inc.(a)	406,078	5,258,710
NuVasive Inc.(a)(b)	523,338	18,133,662
NxStage Medical Inc.(a)(b)	352,302	940,646
OraSure Technologies Inc.(a)	688,421	2,533,389
Orthofix International NV(a)	252,046	3,863,865
Orthovita Inc.(a)	978,209	3,316,129
Palomar Medical Technologies Inc.(a)	269,714	3,109,802
PSS World Medical Inc.(a)(b)	911,360	17,151,795
Quidel Corp.(a)	414,867	5,422,312
Sirona Dental Systems Inc.(a)(b)	247,722	2,601,081
Somanetics Corp.(a)(b)	176,358	2,911,671
SonoSite Inc.(a)	247,627	4,724,723
Spectranetics Corp.(a)	464,385	1,212,045
Stereotaxis Inc.(a)(b)	401,008	1,764,435
Steris Corp.	861,523	20,581,784
SurModics Inc.(a)(b)	226,813	5,731,565
Symmetry Medical Inc.(a)	522,880	4,167,354
Synovis Life Technologies Inc.(a)	184,078	3,449,622
Thoratec Corp.(a)(b)	801,560	26,042,684
TomoTherapy Inc.(a)	600,136	1,428,324
TranS1 Inc.(a)	178,298	1,285,529
Vision-Sciences Inc.(a)(b)	242,601	371,180
Vital Images Inc.(a)	233,860	3,252,993
VNUS Medical Technologies Inc.(a)	192,021	3,114,581
Volcano Corp.(a)(b)	694,553	10,418,295
West Pharmaceutical Services Inc.	475,795	17,970,777
Wright Medical Group Inc.(a)	547,008	11,175,373
Zoll Medical Corp.(a)	307,672	5,811,924

		454,263,261
HEALTH CARE - SERVICES—2.17%
Air Methods Corp.(a)	158,591	2,535,870
Alliance Imaging Inc.(a)	377,195	3,006,244
Almost Family Inc.(a)(b)	93,869	4,222,228
Amedisys Inc.(a)(b)	389,884	16,117,805
AMERIGROUP Corp.(a)	787,798	23,255,797

AmSurg Corp.(a)	463,257	10,812,418
Assisted Living Concepts Inc.(a)	810,506	3,363,600
athenahealth Inc.(a)(b)	303,891	11,432,379
Bio-Reference Laboratories Inc.(a)(b)	169,821	4,454,405
Capital Senior Living Corp.(a)	327,061	974,642
Centene Corp.(a)	638,615	12,587,102
Emeritus Corp.(a)(b)	288,900	2,897,667
Ensign Group Inc. (The)	122,168	2,045,092
Five Star Quality Care Inc.(a)	463,332	708,898
Genoptix Inc.(a)	122,624	4,179,026
Gentiva Health Services Inc.(a)(b)	374,308	10,952,252
HealthSouth Corp.(a)(b)	1,294,722	14,190,153
Healthways Inc.(a)	517,348	5,939,155
IPC The Hospitalist Co. Inc.(a)	90,578	1,524,428
Kindred Healthcare Inc.(a)	412,357	5,368,888
LHC Group Inc.(a)(b)	215,469	7,756,884
Life Sciences Research Inc.(a)	128,492	1,207,825
Magellan Health Services Inc.(a)	595,813	23,332,037
MedCath Corp.(a)	233,696	2,439,786
Molina Healthcare Inc.(a)(b)	202,488	3,565,814
National Healthcare Corp.	124,920	6,325,949
NightHawk Radiology Holdings Inc.(a)	342,079	1,662,504
Odyssey Healthcare Inc.(a)	482,843	4,466,298
Psychiatric Solutions Inc.(a)(b)	815,466	22,710,728
RadNet Inc.(a)	317,574	1,063,873
RehabCare Group Inc.(a)	266,054	4,033,379
Res-Care Inc.(a)	365,274	5,486,415
Skilled Healthcare Group Inc. Class A(a)	256,686	2,166,430
Sun Healthcare Group Inc.(a)	633,377	5,605,386
Sunrise Senior Living Inc.(a)	665,005	1,117,208
Triple-S Management Corp. Class B(a)	208,139	2,393,598
U.S. Physical Therapy Inc.(a)	175,694	2,342,001
Virtual Radiologic Corp.(a)(b)	99,430	843,166

		239,087,330
HOLDING COMPANIES - DIVERSIFIED—0.01%
Resource America Inc. Class A	144,960	579,840

		579,840
HOME BUILDERS—0.30%
AMREP Corp.(a)(b)	25,222	788,944
Beazer Homes USA Inc.(a)(b)	580,424	917,070
Brookfield Homes Corp.(b)	140,027	604,917
Cavco Industries Inc.(a)	94,899	2,551,834
Champion Enterprises Inc.(a)(b)	1,163,097	651,334
Fleetwood Enterprises Inc.(a)(b)	1,305,037	130,504
Hovnanian Enterprises Inc. Class A(a)(b)	569,779	980,020
M/I Homes Inc.(b)	207,441	2,186,428
Meritage Homes Corp.(a)(b)	452,008	5,500,937
Palm Harbor Homes Inc.(a)(b)	148,073	737,404
Ryland Group Inc.(b)	623,604	11,019,083
Skyline Corp.	100,128	2,001,559
Standard-Pacific Corp.(a)	1,480,960	2,636,109
Winnebago Industries Inc.(b)	426,597	2,572,380

		33,278,523
HOME FURNISHINGS—0.42%
American Woodmark Corp.(b)	155,365	2,832,304
Audiovox Corp. Class A(a)	256,133	1,283,226
DTS Inc.(a)(b)	262,296	4,813,132
Ethan Allen Interiors Inc.	362,419	5,207,961
Furniture Brands International Inc.	616,038	1,361,444
Hooker Furniture Corp.	134,149	1,027,581
Kimball International Inc. Class B	470,840	4,053,932

La-Z-Boy Inc.(b)	754,739	1,637,784
Sealy Corp.(b)	656,207	1,647,080
Tempur-Pedic International Inc.(b)	1,099,207	7,793,378
TiVo Inc.(a)	1,499,753	10,738,231
Universal Electronics Inc.(a)	208,719	3,385,422

		45,781,475
HOUSEHOLD PRODUCTS & WARES—0.70%
ACCO Brands Corp.(a)	794,827	2,742,153
American Greetings Corp. Class A	668,950	5,063,951
Blyth Inc.	358,528	2,810,860
Central Garden & Pet Co. Class A(a)	947,596	5,590,816
CSS Industries Inc.	115,997	2,057,787
Ennis Inc.	379,119	4,591,131
Fossil Inc.(a)(b)	667,554	11,148,152
Helen of Troy Ltd.(a)	444,432	7,715,340
Prestige Brands Holdings Inc.(a)	497,006	5,243,413
Russ Berrie and Co. Inc.(a)	244,093	724,956
Standard Register Co. (The)	217,468	1,941,989
Tupperware Brands Corp.	912,068	20,703,944
WD-40 Co.	241,835	6,841,512

		77,176,004
HOUSEWARES—0.05%
Libbey Inc.	213,854	267,317
National Presto Industries Inc.	66,125	5,091,625

		5,358,942
INSURANCE—4.52%
Ambac Financial Group Inc.(b)	4,223,329	5,490,328
American Equity Investment Life Holding Co.	804,127	5,628,889
American Physicians Capital Inc.	123,501	5,940,398
American Safety Insurance Holdings Ltd.(a)	155,179	2,049,915
Amerisafe Inc.(a)	277,117	5,689,212
AmTrust Financial Services Inc.	232,549	2,697,568
Argo Group International Holdings Ltd.(a)	451,802	15,325,124
Aspen Insurance Holdings Ltd.	1,256,533	30,470,925
Assured Guaranty Ltd.	820,985	9,359,229
Baldwin & Lyons Inc. Class B	125,970	2,291,394
CastlePoint Holdings Ltd.	492,242	6,674,802
Citizens Inc.(a)(b)	549,900	5,334,030
CNA Surety Corp.(a)	246,574	4,734,221
Crawford & Co. Class B(a)(b)	356,171	5,178,726
Delphi Financial Group Inc. Class A	608,062	11,212,663
Donegal Group Inc. Class A	171,257	2,871,980
eHealth Inc.(a)	367,124	4,875,407
EMC Insurance Group Inc.	85,946	2,204,515
Employers Holdings Inc.	727,278	12,000,087
Enstar Group Ltd.(a)	82,314	4,868,050
FBL Financial Group Inc. Class A	188,168	2,907,196
First Acceptance Corp.(a)(b)	247,898	718,904
First Mercury Financial Corp.(a)	213,243	3,040,845
Flagstone Reinsurance Holdings Ltd.	443,787	4,335,799
FPIC Insurance Group Inc.(a)	121,514	5,319,883
Greenlight Capital Re Ltd. Class A(a)(b)	424,143	5,509,618
Hallmark Financial Services Inc.(a)	84,383	740,039
Harleysville Group Inc.	192,062	6,670,313
Horace Mann Educators Corp.	598,071	5,496,272
Independence Holding Co.	93,110	336,127
Infinity Property and Casualty Corp.	210,760	9,848,815
IPC Holdings Ltd.	687,533	20,557,237
Kansas City Life Insurance Co.	67,535	2,927,642
Life Partners Holdings Inc.(b)	87,421	3,815,052
Maiden Holdings Ltd.	725,650	2,271,285

Max Capital Group Ltd.	830,775	14,704,718
Meadowbrook Insurance Group Inc.	817,039	5,261,731
Montpelier Re Holdings Ltd.	1,373,982	23,069,158
National Interstate Corp.	90,089	1,609,890
National Western Life Insurance Co. Class A	33,347	5,641,312
Navigators Group Inc. (The)(a)	193,864	10,645,072
NYMAGIC Inc.	63,449	1,208,703
Odyssey Re Holdings Corp.	323,655	16,768,566
Phoenix Companies Inc. (The)	1,687,698	5,518,772
Platinum Underwriters Holdings Ltd.	719,933	25,975,183
PMA Capital Corp. Class A(a)	468,743	3,318,700
PMI Group Inc. (The)	1,188,644	2,317,856
Presidential Life Corp.	320,203	3,166,808
Primus Guaranty Ltd.(a)(b)	341,605	389,430
ProAssurance Corp.(a)(b)	471,739	24,898,384
Radian Group Inc.	1,186,316	4,365,643
RLI Corp.	274,606	16,794,903
Safety Insurance Group Inc.	239,309	9,108,101
SeaBright Insurance Holdings Inc.(a)	312,871	3,673,106
Selective Insurance Group Inc.	784,418	17,986,705
State Auto Financial Corp.	208,412	6,264,865
Stewart Information Services Corp.	251,340	5,903,977
Tower Group Inc.	297,306	8,387,002
United America Indemnity Ltd. Class A(a)	272,205	3,486,946
United Fire & Casualty Co.	334,968	10,407,456
Universal American Corp.(a)	579,145	5,108,059
Validus Holdings Ltd.	948,065	24,801,380
Zenith National Insurance Corp.	547,099	17,271,915

		497,446,831
INTERNET—2.74%
Ariba Inc.(a)	1,258,148	9,071,247
Art Technology Group Inc.(a)	1,901,145	3,669,210
AsiaInfo Holdings Inc.(a)	509,789	6,035,902
Avocent Corp.(a)	658,388	11,791,729
Bidz.com Inc.(a)(b)	85,412	392,895
Blue Coat Systems Inc.(a)(b)	488,179	4,100,704
Blue Nile Inc.(a)(b)	196,417	4,810,252
China Information Security Technology Inc.(a)(b)	335,699	1,208,516
Chordiant Software Inc.(a)	438,466	1,166,320
Cogent Communications Group Inc.(a)(b)	657,201	4,291,523
comScore Inc.(a)	265,440	3,384,360
Constant Contact Inc.(a)(b)	299,755	3,971,754
CyberSource Corp.(a)	1,015,294	12,173,375
DealerTrack Holdings Inc.(a)	586,368	6,971,916
Dice Holdings Inc.(a)	230,031	938,526
Digital River Inc.(a)(b)	546,372	13,550,026
Drugstore.com Inc.(a)	1,223,627	1,517,297
EarthLink Inc.(a)(b)	1,615,024	10,917,562
Entrust Inc.(a)	892,726	1,410,507
eResearch Technology Inc.(a)	637,417	4,226,075
Global Sources Ltd.(a)	239,401	1,304,735
GSI Commerce Inc.(a)	346,323	3,643,318
HSW International Inc.(a)(b)	401,719	152,653
i2 Technologies Inc.(a)(b)	230,185	1,470,882
iBasis Inc.(a)	451,637	636,808
InfoSpace Inc.	507,346	3,830,462
Internap Network Services Corp.(a)	742,872	1,857,180
Internet Brands Inc. Class A(a)	327,922	1,908,506
Internet Capital Group Inc.(a)	567,920	3,095,164
Interwoven Inc.(a)	670,319	8,446,019
j2 Global Communications Inc.(a)(b)	653,553	13,097,202
Keynote Systems Inc.(a)	202,405	1,560,543
Knot Inc. (The)(a)	416,885	3,468,483

Liquidity Services Inc.(a)	214,201	1,784,294
LoopNet Inc.(a)(b)	432,408	2,949,023
MercadoLibre Inc.(a)(b)	375,057	6,154,685
ModusLink Global Solutions Inc.(a)	676,764	1,955,848
Move Inc.(a)	1,883,328	3,013,325
NetFlix Inc.(a)(b)	593,658	17,744,438
NIC Inc.	589,048	2,709,621
NutriSystem Inc.(b)	449,668	6,560,656
1-800-FLOWERS.COM Inc.(a)	384,208	1,467,675
Online Resources Corp.(a)	423,063	2,005,319
Orbitz Worldwide Inc.(a)	537,305	2,084,743
Overstock.com Inc.(a)(b)	226,170	2,438,113
PCTEL Inc.	280,726	1,844,370
Perficient Inc.(a)	469,380	2,243,636
Rackspace Hosting Inc.(a)(b)	256,488	1,379,905
RealNetworks Inc.(a)	1,262,667	4,457,215
RightNow Technologies Inc.(a)	410,635	3,174,209
S1 Corp.(a)	687,544	5,424,722
Safeguard Scientifics Inc.(a)	1,777,473	1,226,456
Sapient Corp.(a)	1,292,695	5,739,566
Shutterfly Inc.(a)(b)	288,806	2,018,754
SonicWALL Inc.(a)	788,008	3,136,272
Sourcefire Inc.(a)	292,284	1,636,790
Stamps.com Inc.(a)	109,023	1,071,696
SupportSoft Inc.(a)	673,659	1,502,260
TechTarget Inc.(a)(b)	202,999	876,956
TeleCommunication Systems Inc.(a)	495,961	4,260,305
Terremark Worldwide Inc.(a)(b)	775,656	3,017,302
TheStreet.com Inc.	266,024	771,470
thinkorswim Group Inc.(a)	766,885	4,309,894
TIBCO Software Inc.(a)(b)	2,743,827	14,240,462
United Online Inc.	1,135,160	6,890,421
ValueClick Inc.(a)	1,274,639	8,718,531
Vasco Data Security International Inc.(a)	396,115	4,091,868
Vignette Corp.(a)	365,061	3,435,224
Vocus Inc.(a)(b)	236,935	4,314,586
Web.com Group Inc.(a)	402,543	1,473,307
Websense Inc.(a)	664,262	9,944,002

		302,139,570
INVESTMENT COMPANIES—0.58%
Apollo Investment Corp.	2,092,872	19,484,638
Ares Capital Corp.	1,429,921	9,051,400
BlackRock Kelso Capital Corp.	190,904	1,882,313
Capital Southwest Corp.	44,890	4,855,302
Fifth Street Finance Corp.	146,473	1,105,871
Gladstone Capital Corp.(b)	309,485	2,503,734
Gladstone Investment Corp.	322,377	1,582,871
Harris & Harris Group Inc.(a)	378,787	1,496,209
Hercules Technology Growth Capital Inc.	484,910	3,840,487
Kayne Anderson Energy Development Co.	148,855	1,117,901
Kohlberg Capital Corp.	252,427	918,834
MCG Capital Corp.	1,100,247	781,175
Medallion Financial Corp.	219,670	1,676,082
MVC Capital Inc.	358,352	3,931,121
NGP Capital Resources Co.	317,531	2,657,734
Patriots Capital Funding Inc.	301,248	1,096,543
PennantPark Investment Corp.	309,092	1,115,822
Prospect Energy Corp.	436,384	5,223,516

		64,321,553
IRON & STEEL—0.09%
China Precision Steel Inc.(a)(b)	252,856	316,070
General Steel Holdings Inc.(a)(b)	163,185	642,949

Gibraltar Industries Inc.	396,366	4,732,610
Olympic Steel Inc.	133,658	2,722,613
Sutor Technology Group Ltd.(a)	114,492	264,477
Universal Stainless & Alloy Products Inc.(a)	100,176	1,451,550

		10,130,269
LEISURE TIME—0.52%
Ambassadors Group Inc.	280,137	2,577,260
Brunswick Corp.	1,290,008	5,430,934
Callaway Golf Co.	975,533	9,062,702
Life Time Fitness Inc.(a)(b)	512,608	6,638,274
Marine Products Corp.	145,005	814,928
Nautilus Inc.(a)	332,543	734,920
Polaris Industries Inc.(b)	485,003	13,895,336
Town Sports International Holdings Inc.(a)	255,749	815,839
WMS Industries Inc.(a)(b)	645,733	17,370,218

		57,340,411
LODGING—0.17%
Ameristar Casinos Inc.	375,400	3,243,456
Gaylord Entertainment Co.(a)(b)	601,291	6,517,994
Lodgian Inc.(a)	235,465	501,540
Marcus Corp.	298,251	4,840,614
Monarch Casino & Resort Inc.(a)	168,345	1,961,219
Morgans Hotel Group Co.(a)(b)	362,152	1,687,628
Riviera Holdings Corp.(a)	145,417	436,251

		19,188,702
MACHINERY—1.60%
Alamo Group Inc.	90,896	1,358,895
Albany International Corp. Class A	436,974	5,610,746
Altra Holdings Inc.(a)	390,160	3,086,166
Applied Industrial Technologies Inc.	622,500	11,777,700
Astec Industries Inc.(a)	265,536	8,319,243
Bolt Technology Corp.(a)	125,835	875,812
Briggs & Stratton Corp.	729,332	12,828,950
Cascade Corp.	133,819	3,995,835
Chart Industries Inc.(a)	417,160	4,434,411
Cognex Corp.	582,206	8,616,649
Columbus McKinnon Corp.(a)	280,024	3,822,328
DXP Enterprises Inc.(a)	105,327	1,538,827
Flow International Corp.(a)	553,268	1,338,909
Gerber Scientific Inc.(a)	349,761	1,787,279
Gorman-Rupp Co. (The)	211,248	6,574,038
Hurco Companies Inc.(a)	95,475	1,145,700
Intermec Inc.(a)	905,905	12,030,418
Intevac Inc.(a)	321,772	1,631,384
iRobot Corp.(a)(b)	262,621	2,371,468
Kadant Inc.(a)	190,409	2,566,713
Key Technology Inc.(a)	77,659	1,466,979
Lindsay Corp.(b)	175,441	5,577,269
Middleby Corp. (The)(a)(b)	249,598	6,806,537
NACCO Industries Inc.	87,638	3,278,538
Nordson Corp.	495,739	16,007,412
Park-Ohio Holdings Corp.(a)	120,975	746,416
Presstek Inc.(a)	404,045	1,296,984
Robbins & Myers Inc.	412,773	6,674,539
Sauer-Danfoss Inc.	163,337	1,429,199
Tecumseh Products Co. Class A(a)(b)	239,231	2,291,833
Tennant Co.	244,803	3,769,966
TurboChef Technologies Inc.(a)	346,826	1,702,916
Twin Disc Inc.	128,279	883,842
Wabtec Corp.	712,213	28,310,467

		175,954,368

MANUFACTURING—2.04%
A.O. Smith Corp.	293,657	8,668,755
Actuant Corp. Class A(b)	822,092	15,636,190
Acuity Brands Inc.	597,474	20,857,817
American Railcar Industries Inc.	138,021	1,453,361
Ameron International Corp.	135,128	8,502,254
AZZ Inc.(a)	178,693	4,485,194
Barnes Group Inc.	703,954	10,207,333
Blount International Inc.(a)	561,801	5,325,873
Ceradyne Inc.(a)	387,662	7,873,415
China Fire & Security Group Inc.(a)(b)	207,342	1,411,999
CLARCOR Inc.	742,965	24,651,579
Colfax Corp.(a)	318,489	3,309,101
EnPro Industries Inc.(a)	297,418	6,406,384
ESCO Technologies Inc.(a)	381,711	15,631,065
Federal Signal Corp.	706,629	5,801,424
Flanders Corp.(a)	230,677	1,081,875
FreightCar America Inc.	175,208	3,201,050
GenTek Inc.(a)	132,263	1,990,558
Griffon Corp.(a)(b)	642,321	5,992,855
Hexcel Corp.(a)	1,411,965	10,434,421
Koppers Holdings Inc.	306,654	6,629,859
Lancaster Colony Corp.	296,678	10,176,055
LSB Industries Inc.(a)	254,737	2,119,412
Lydall Inc.(a)	241,719	1,389,884
Matthews International Corp. Class A	458,961	16,834,689
Myers Industries Inc.	417,865	3,342,920
PMFG Inc.(a)	191,068	1,826,610
Polypore International Inc.(a)	235,897	1,783,381
Raven Industries Inc.	235,442	5,674,152
Reddy Ice Holdings Inc.	260,545	375,185
Smith & Wesson Holding Corp.(a)(b)	557,488	1,265,498
Standex International Corp.	184,374	3,657,980
Tredegar Corp.	354,413	6,443,228

		224,441,356
MEDIA—0.42%
A.H. Belo Corp. Class A	300,066	654,144
Belo Corp. Class A	1,308,695	2,041,564
Charter Communications Inc. Class A(a)(b)	5,897,122	482,385
Citadel Broadcasting Corp.(a)	2,636,621	421,859
CKX Inc.(a)	777,785	2,854,471
Courier Corp.	152,710	2,733,509
Cox Radio Inc. Class A(a)(b)	350,227	2,104,864
Crown Media Holdings Inc. Class A(a)(b)	155,822	444,093
Cumulus Media Inc. Class A(a)(b)	385,324	959,457
DG FastChannel Inc.(a)(b)	262,805	3,279,806
Dolan Media Co.(a)(b)	373,515	2,461,464
Entercom Communications Corp.	375,314	461,636
Entravision Communications Corp.(a)(b)	866,498	1,351,737
Fisher Communications Inc.	98,093	2,024,640
Global Traffic Network Inc.(a)	174,044	1,016,417
Gray Television Inc.	624,832	249,933
Journal Communications Inc. Class A	618,741	1,515,915
Lee Enterprises Inc.(b)	661,991	271,416
Lin TV Corp. Class A(a)	389,721	424,796
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	371,884	966,898
McClatchy Co. (The) Class A(b)	846,094	676,875
Media General Inc. Class A(b)	334,741	585,797
Mediacom Communications Corp. Class A(a)(b)	577,105	2,481,552
Outdoor Channel Holdings Inc.(a)	234,716	1,758,023
Playboy Enterprises Inc. Class B(a)	320,566	692,423
PRIMEDIA Inc.	367,741	797,998

RHI Entertainment Inc.(a)	198,818	1,614,402
Scholastic Corp.	354,377	4,812,440
Sinclair Broadcast Group Inc. Class A	713,170	2,210,827
Value Line Inc.	18,570	641,036
World Wrestling Entertainment Inc.	313,281	3,471,153

		46,463,530
METAL FABRICATE & HARDWARE—0.93%
A.M. Castle & Co.	242,280	2,623,892
Ampco-Pittsburgh Corp.	121,388	2,634,120
CIRCOR International Inc.	247,728	6,812,520
Dynamic Materials Corp.	186,055	3,592,722
Haynes International Inc.(a)	175,635	4,324,134
Kaydon Corp.	504,057	17,314,358
L.B. Foster Co. Class A(a)	151,230	4,730,474
Ladish Co. Inc.(a)	231,067	3,200,278
Lawson Products Inc.	61,019	1,394,284
Mueller Industries Inc.	545,977	13,693,103
Mueller Water Products Inc. Class A(b)	1,694,357	14,232,599
NN Inc.	232,871	533,275
Northwest Pipe Co.(a)	134,632	5,736,670
Omega Flex Inc.	44,510	932,039
RBC Bearings Inc.(a)	320,570	6,501,160
Sun Hydraulics Corp.	172,242	3,245,039
TriMas Corp.(a)	212,908	293,813
Worthington Industries Inc.	946,598	10,431,510

		102,225,990
MINING—0.95%
Allied Nevada Gold Corp.(a)	662,392	3,351,704
AMCOL International Corp.	379,629	7,953,228
Apex Silver Mines Ltd.(a)(b)	867,353	850,006
Brush Engineered Materials Inc.(a)	300,862	3,826,965
Coeur d’Alene Mines Corp.(a)(b)	8,108,609	7,135,576
Compass Minerals International Inc.	476,683	27,962,225
General Moly Inc.(a)(b)	915,904	1,080,767
Hecla Mining Co.(a)(b)	2,498,830	6,996,724
Horsehead Holding Corp.(a)	512,675	2,409,573
Kaiser Aluminum Corp.	232,107	5,227,050
Royal Gold Inc.	430,224	21,171,323
RTI International Metals Inc.(a)(b)	338,768	4,847,770
Stillwater Mining Co.(a)	584,159	2,885,745
United States Lime & Minerals Inc.(a)	26,075	624,496
Uranium Resources Inc.(a)(b)	717,849	552,744
USEC Inc.(a)(b)	1,636,404	7,347,454

		104,223,350
OFFICE FURNISHINGS—0.28%
Herman Miller Inc.	825,914	10,761,659
HNI Corp.(b)	654,073	10,360,516
Interface Inc. Class A	785,732	3,645,796
Knoll Inc.	712,658	6,428,175

		31,196,146
OIL & GAS—2.61%
Abraxas Petroleum Corp.(a)(b)	611,151	440,029
Alon USA Energy Inc.(b)	158,857	1,453,542
American Oil & Gas Inc.(a)(b)	538,452	430,762
Apco Argentina Inc.	54,106	1,440,843
Approach Resources Inc.(a)	131,494	961,221
Arena Resources Inc.(a)	557,884	15,670,962
Atlas America Inc.	507,850	7,541,573
ATP Oil & Gas Corp.(a)(b)	407,775	2,385,484
Berry Petroleum Co. Class A	628,982	4,755,104

Bill Barrett Corp.(a)(b)	539,026	11,389,619
BMB Munai Inc.(a)(b)	582,288	809,380
BPZ Resources Inc.(a)(b)	882,275	5,646,560
Brigham Exploration Co.(a)	683,708	2,187,866
Bronco Drilling Co. Inc.(a)	388,394	2,509,025
Callon Petroleum Co.(a)	308,263	801,484
Cano Petroleum Inc.(a)	701,713	308,754
Carrizo Oil & Gas Inc.(a)(b)	402,304	6,477,094
Cheniere Energy Inc.(a)(b)	712,936	2,031,868
Clayton Williams Energy Inc.(a)	79,737	3,623,249
Comstock Resources Inc.(a)	670,305	31,671,911
Concho Resources Inc.(a)	813,803	18,570,984
Contango Oil & Gas Co.(a)	193,400	10,888,420
Crosstex Energy Inc.	591,174	2,305,579
CVR Energy Inc.(a)	338,193	1,352,772
Delek US Holdings Inc.	194,938	1,031,222
Delta Petroleum Corp.(a)(b)	915,962	4,359,979
Double Eagle Petroleum Co.(a)	120,698	847,300
Endeavour International Corp.(a)	1,654,291	827,146
Energy Partners Ltd.(a)	474,070	639,995
Energy XXI (Bermuda) Ltd.	1,770,092	1,398,373
EXCO Resources Inc.(a)(b)	2,197,079	19,905,536
FX Energy Inc.(a)	594,221	1,657,877
Gasco Energy Inc.(a)(b)	1,379,790	538,118
GeoGlobal Resources Inc.(a)(b)	553,643	885,829
GeoMet Inc.(a)	269,322	463,234
GeoResources Inc.(a)	88,696	770,768
GMX Resources Inc.(a)(b)	245,759	6,222,618
Goodrich Petroleum Corp.(a)(b)	331,954	9,942,022
Gran Tierra Energy Inc.(a)(b)	3,255,585	9,115,638
Gulfport Energy Corp.(a)	388,098	1,532,987
Harvest Natural Resources Inc.(a)	484,427	2,083,036
Houston American Energy Corp.	216,871	733,024
McMoRan Exploration Co.(a)(b)	883,110	8,654,478
Meridian Resource Corp. (The)(a)	1,131,287	644,834
Northern Oil and Gas Inc.(a)	315,580	820,508
Oilsands Quest Inc.(a)(b)	2,737,499	1,998,374
Panhandle Oil and Gas Inc.	107,367	1,932,606
Parallel Petroleum Corp.(a)	607,861	1,221,801
Parker Drilling Co.(a)(b)	1,664,010	4,825,629
Penn Virginia Corp.	611,956	15,898,617
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	218,765	5,265,674
PetroQuest Energy Inc.(a)	639,684	4,324,264
Pioneer Drilling Co.(a)	734,407	4,090,647
Precision Drilling Trust	413,391	3,468,350
PrimeEnergy Corp.(a)(b)	13,274	689,584
Quest Resource Corp.(a)(b)	403,034	177,335
RAM Energy Resources Inc.(a)	702,430	618,138
Rex Energy Corp.(a)	252,340	741,880
Rosetta Resources Inc.(a)	757,428	5,362,590
Stone Energy Corp.(a)	466,485	5,140,665
SulphCo Inc.(a)(b)	775,123	728,616
Swift Energy Co.(a)(b)	449,523	7,556,482
Toreador Resources Corp.(a)	248,636	1,365,012
Tri-Valley Corp.(a)(b)	327,142	588,856
TXCO Resources Inc.(a)(b)	514,264	766,253
VAALCO Energy Inc.(a)	870,208	6,474,348
Venoco Inc.(a)	305,297	827,355
Warren Resources Inc.(a)	854,254	1,699,965
Western Refining Inc.	440,906	3,421,431

		287,913,082

OIL & GAS SERVICES—0.85%
Allis-Chalmers Energy Inc.(a)	410,882	2,259,851
Basic Energy Services Inc.(a)	607,241	7,918,423
Cal Dive International Inc.(a)	651,654	4,242,268
CARBO Ceramics Inc.	302,095	10,733,435
Complete Production Services Inc.(a)	706,758	5,760,078
Dawson Geophysical Co.(a)	114,059	2,031,391
Dril-Quip Inc.(a)	455,190	9,335,947
Flotek Industries Inc.(a)(b)	334,600	843,192
Geokinetics Inc.(a)	69,723	172,216
Gulf Island Fabrication Inc.	178,479	2,571,882
Hornbeck Offshore Services Inc.(a)(b)	341,227	5,575,649
ION Geophysical Corp.(a)	1,316,295	4,514,892
Lufkin Industries Inc.	217,589	7,506,821
Matrix Service Co.(a)	384,321	2,947,742
Mitcham Industries Inc.(a)	142,574	566,019
NATCO Group Inc. Class A(a)	294,812	4,475,246
Natural Gas Services Group Inc.(a)	177,558	1,798,663
Newpark Resources Inc.(a)	1,323,534	4,897,076
RPC Inc.(b)	427,585	4,173,230
Superior Well Services Inc.(a)	242,458	2,424,580
T-3 Energy Services Inc.(a)	182,961	1,727,152
Trico Marine Services Inc.(a)(b)	185,740	830,258
Union Drilling Inc.(a)	208,866	1,084,015
Willbros Group Inc.(a)	572,091	4,845,611

		93,235,637
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)	79,929	1,405,152
BWAY Holding Co.(a)	112,419	894,855
Graphic Packaging Holding Co.(a)	2,121,743	2,418,787
Silgan Holdings Inc.	371,042	17,739,518

		22,458,312
PHARMACEUTICALS—4.04%
ACADIA Pharmaceuticals Inc.(a)	482,565	434,309
Accelrys Inc.(a)	389,980	1,700,313
Acura Pharmaceuticals Inc.(a)(b)	118,360	868,762
Adolor Corp.(a)	683,140	1,134,012
Akorn Inc.(a)(b)	835,160	1,920,868
Alexza Pharmaceuticals Inc.(a)	348,618	1,105,119
Alkermes Inc.(a)	1,406,184	14,975,860
Allos Therapeutics Inc.(a)(b)	780,521	4,776,789
Alnylam Pharmaceuticals Inc.(a)(b)	523,421	12,944,201
Amicus Therapeutics Inc.(a)	70,525	562,790
Ardea Biosciences Inc.(a)(b)	165,199	1,977,432
Array BioPharma Inc.(a)	697,812	2,826,139
Auxilium Pharmaceuticals Inc.(a)(b)	605,510	17,220,704
Biodel Inc.(a)(b)	157,855	760,861
BioForm Medical Inc.(a)(b)	314,318	286,029
Cadence Pharmaceuticals Inc.(a)(b)	296,859	2,146,291
Caraco Pharmaceutical Laboratories Ltd.(a)	161,048	953,404
Catalyst Health Solutions Inc.(a)	485,107	11,812,355
China Sky One Medical Inc.(a)	116,294	1,859,541
Cubist Pharmaceuticals Inc.(a)(b)	829,807	20,048,137
CV Therapeutics Inc.(a)(b)	893,828	8,232,156
Cypress Bioscience Inc.(a)(b)	553,701	3,787,315
Dendreon Corp.(a)(b)	1,371,876	6,283,192
Depomed Inc.(a)	699,179	1,153,645
Discovery Laboratories Inc.(a)(b)	1,423,911	1,594,780
DURECT Corp.(a)(b)	1,206,246	4,089,174
Dyax Corp.(a)	815,958	2,970,087
Emergent BioSolutions Inc.(a)	199,382	5,205,864
Idenix Pharmaceuticals Inc.(a)(b)	367,220	2,126,204
I-Flow Corp.(a)	318,571	1,529,141

Indevus Pharmaceuticals Inc.(a)	1,144,853	3,594,838
Inspire Pharmaceuticals Inc.(a)	619,688	2,230,877
Isis Pharmaceuticals Inc.(a)(b)	1,327,804	18,828,261
Javelin Pharmaceuticals Inc.(a)	725,748	907,185
Jazz Pharmaceuticals Inc.(a)	96,248	185,759
K-V Pharmaceutical Co. Class A(a)(b)	483,504	1,392,492
Ligand Pharmaceuticals Inc. Class B(a)(b)	1,506,641	4,128,196
Mannatech Inc.(b)	230,274	564,171
MannKind Corp.(a)(b)	762,103	2,614,013
MAP Pharmaceuticals Inc.(a)	111,522	778,424
Medarex Inc.(a)(b)	1,878,327	10,481,065
Medicines Co. (The)(a)	765,388	11,274,165
Medicis Pharmaceutical Corp. Class A	830,619	11,545,604
Medivation Inc.(a)(b)	375,267	5,467,640
MiddleBrook Pharmaceuticals Inc.(a)(b)	530,872	796,308
Nabi Biopharmaceuticals(a)	760,557	2,547,866
Neogen Corp.(a)	212,164	5,299,857
Neurocrine Biosciences Inc.(a)(b)	564,790	1,807,328
Noven Pharmaceuticals Inc.(a)	366,126	4,027,386
NPS Pharmaceuticals Inc.(a)	695,726	4,320,458
Obagi Medical Products Inc.(a)	260,476	1,943,151
Omega Protein Corp.(a)	268,904	1,078,305
Onyx Pharmaceuticals Inc.(a)(b)	817,816	27,936,595
Opko Health Inc.(a)(b)	690,164	1,118,066
OSI Pharmaceuticals Inc.(a)	841,594	32,864,246
Osiris Therapeutics Inc.(a)	220,064	4,216,426
Pain Therapeutics Inc.(a)(b)	507,923	3,006,904
Par Pharmaceutical Companies Inc.(a)(b)	508,322	6,816,598
PetMed Express Inc.(a)(b)	349,361	6,159,234
Pharmasset Inc.(a)	248,356	3,255,947
PharMerica Corp.(a)	447,716	7,015,710
POZEN Inc.(a)(b)	382,445	1,927,523
Progenics Pharmaceuticals Inc.(a)	393,015	4,051,985
Questcor Pharmaceuticals Inc.(a)(b)	743,881	6,925,532
Rigel Pharmaceuticals Inc.(a)	537,556	4,300,448
Salix Pharmaceuticals Ltd.(a)	702,881	6,206,439
Schiff Nutrition International Inc.(a)	133,470	796,816
Star Scientific Inc.(a)(b)	972,647	3,725,238
Sucampo Pharmaceuticals Inc.(a)	134,130	771,248
Synta Pharmaceuticals Corp.(a)(b)	248,955	1,523,605
Synutra International Inc.(a)(b)	151,875	1,673,663
Targacept Inc.(a)	260,864	928,676
Theravance Inc.(a)(b)	761,582	9,436,001
United Therapeutics Corp.(a)(b)	331,325	20,724,379
USANA Health Sciences Inc.(a)(b)	96,880	3,317,171
Valeant Pharmaceuticals International(a)(b)	936,638	21,449,010
ViroPharma Inc.(a)	1,158,017	15,077,381
VIVUS Inc.(a)	1,016,460	5,407,567
XenoPort Inc.(a)	369,966	9,278,747
Zymogenetics Inc.(a)(b)	552,366	1,657,098

		444,667,076
REAL ESTATE—0.20%
Avatar Holdings Inc.(a)(b)	89,548	2,374,813
Consolidated-Tomoka Land Co.	79,529	3,037,213
Forestar Group Inc.(a)	525,527	5,003,017
FX Real Estate and Entertainment Inc.(a)	149,447	22,417
Grubb & Ellis Co.	507,694	629,541
Hilltop Holdings Inc.(a)(b)	663,090	6,458,497
Meruelo Maddux Properties Inc.(a)	637,079	789,978
Resource Capital Corp.	315,782	1,209,445
Stratus Properties Inc.(a)	88,840	1,106,946
Thomas Properties Group Inc.	348,327	902,167
United Capital Corp.(a)	26,075	473,001

		22,007,035

REAL ESTATE INVESTMENT TRUSTS—5.67%
Acadia Realty Trust	474,902	6,776,852
Agree Realty Corp.	112,115	2,032,645
Alexander’s Inc.	29,610	7,547,589
American Campus Communities Inc.	622,618	12,751,217
American Capital Agency Corp.(b)	146,733	3,134,217
Anthracite Capital Inc.(b)	862,743	1,923,917
Anworth Mortgage Asset Corp.	1,317,569	8,471,969
Arbor Realty Trust Inc.(b)	210,766	621,760
Ashford Hospitality Trust Inc.	1,376,409	1,582,870
Associated Estates Realty Corp.	118,046	1,077,760
BioMed Realty Trust Inc.	1,182,057	13,853,708
Capital Trust Inc. Class A(b)	243,622	877,039
CapLease Inc.	667,707	1,155,133
Capstead Mortgage Corp.	830,011	8,939,218
Care Investment Trust Inc.	192,954	1,503,112
Cedar Shopping Centers Inc.	561,401	3,974,719
Chimera Investment Corp.	2,137,378	7,373,954
Cogdell Spencer Inc.	176,525	1,652,274
Colonial Properties Trust	695,232	5,791,283
Corporate Office Properties Trust(b)	617,765	18,965,386
Cousins Properties Inc.(b)	306,033	4,238,557
DCT Industrial Trust Inc.	2,526,868	12,785,952
DiamondRock Hospitality Co.	1,389,093	7,042,702
DuPont Fabros Technology Inc.	174,463	361,138
EastGroup Properties Inc.	366,341	13,034,413
Education Realty Trust Inc.	418,719	2,185,713
Entertainment Properties Trust(b)	483,455	14,406,959
Equity Lifestyle Properties Inc.	299,502	11,488,897
Equity One Inc.(b)	473,881	8,387,694
Extra Space Storage Inc.	1,258,255	12,985,192
FelCor Lodging Trust Inc.	910,765	1,675,808
First Industrial Realty Trust Inc.(b)	652,616	4,927,251
First Potomac Realty Trust	403,757	3,754,940
Franklin Street Properties Corp.(b)	869,327	12,822,573
Getty Realty Corp.	255,271	5,376,007
Glimcher Realty Trust	554,065	1,556,923
Gramercy Capital Corp.(b)	609,342	779,958
Hatteras Financial Corp.	228,855	6,087,543
Healthcare Realty Trust Inc.	865,504	20,322,034
Hersha Hospitality Trust	706,737	2,120,211
Highwoods Properties Inc.	930,817	25,467,153
Home Properties Inc.(b)	465,401	18,895,281
Inland Real Estate Corp.(b)	843,836	10,952,991
Investors Real Estate Trust	844,994	9,049,886
JER Investors Trust Inc.(b)	332,021	308,780
Kite Realty Group Trust	331,332	1,842,206
LaSalle Hotel Properties(b)	588,007	6,497,477
Lexington Realty Trust	1,105,403	5,527,015
LTC Properties Inc.	339,418	6,883,397
Maguire Properties Inc.(a)(b)	560,463	818,276
Medical Properties Trust Inc.	976,955	6,164,586
MFA Mortgage Investments Inc.	2,910,576	17,143,293
Mid-America Apartment Communities Inc.	412,876	15,342,472
Mission West Properties Inc.	288,949	2,210,460
Monmouth Real Estate Investment Corp. Class A	283,786	1,986,502
National Health Investors Inc.	327,490	8,983,051
National Retail Properties Inc.(b)	1,152,428	19,810,237
Newcastle Investment Corp.(b)	775,316	651,265
NorthStar Realty Finance Corp.(b)	821,452	3,211,877
Omega Healthcare Investors Inc.	1,205,176	19,246,661
One Liberty Properties Inc.	117,872	1,037,274

Parkway Properties Inc.	223,266	4,018,788
Pennsylvania Real Estate Investment Trust	527,312	3,928,474
Post Properties Inc.	649,256	10,712,724
PS Business Parks Inc.	220,974	9,868,699
RAIT Financial Trust(b)	904,058	2,350,551
Ramco-Gershenson Properties Trust	229,473	1,418,143
Realty Income Corp.(b)	1,490,522	34,505,584
Redwood Trust Inc.	483,474	7,208,597
Saul Centers Inc.	138,614	5,475,253
Senior Housing Properties Trust	1,684,461	30,185,541
Sovran Self Storage Inc.	319,603	11,505,708
Strategic Hotels & Resorts Inc.	1,102,163	1,851,634
Sun Communities Inc.	240,376	3,365,264
Sunstone Hotel Investors Inc.	724,789	4,486,444
Tanger Factory Outlet Centers Inc.(b)	464,146	17,461,173
Universal Health Realty Income Trust	174,367	5,738,418
Urstadt Biddle Properties Inc. Class A	307,389	4,896,707
U-Store-It Trust	732,229	3,258,419
Washington Real Estate Investment Trust(b)	770,424	21,802,999
Winthrop Realty Trust	164,790	1,786,324

		624,202,671
RETAIL—4.75%
Aeropostale Inc.(a)(b)	984,321	15,847,568
AFC Enterprises Inc.(a)	372,995	1,749,347
America’s Car-Mart Inc.(a)	147,399	2,035,580
Aristotle Corp. (The)(a)	17,491	63,492
Asbury Automotive Group Inc.	468,859	2,142,686
Bebe Stores Inc.	565,819	4,226,668
Big 5 Sporting Goods Corp.	320,784	1,671,285
BJ’s Restaurants Inc.(a)(b)	255,410	2,750,766
Blockbuster Inc. Class A(a)(b)	2,614,467	3,294,228
Bob Evans Farms Inc.(b)	456,170	9,319,553
Borders Group Inc.(a)	883,572	353,429
Brown Shoe Co. Inc.	623,116	5,277,793
Buckle Inc. (The)	341,419	7,449,763
Buffalo Wild Wings Inc.(a)(b)	262,001	6,720,326
Build-A-Bear Workshop Inc.(a)	244,573	1,188,625
Cabela’s Inc. Class A(a)(b)	580,279	3,383,027
Cache Inc.(a)	164,791	332,878
California Pizza Kitchen Inc.(a)	310,931	3,333,180
Casey’s General Stores Inc.	746,276	16,992,705
Cash America International Inc.	428,713	11,725,301
Casual Male Retail Group Inc.(a)	543,645	282,695
Cato Corp. Class A	407,170	6,148,267
CEC Entertainment Inc.(a)	296,298	7,185,227
Charlotte Russe Holding Inc.(a)	308,459	2,001,899
Charming Shoppes Inc.(a)(b)	1,669,530	4,073,653
Cheesecake Factory Inc. (The)(a)	878,979	8,877,688
Chico’s FAS Inc.(a)	2,596,796	10,854,607
Children’s Place Retail Stores Inc. (The)(a)(b)	343,763	7,452,782
Christopher & Banks Corp.	517,490	2,897,944
Citi Trends Inc.(a)	209,422	3,082,692
CKE Restaurants Inc.	770,850	6,690,978
Coldwater Creek Inc.(a)	835,462	2,381,067
Collective Brands Inc.(a)(b)	940,863	11,026,914
Conn’s Inc.(a)(b)	145,874	1,237,012
Cracker Barrel Old Country Store Inc.(b)	326,053	6,713,431
Denny’s Corp.(a)	1,394,098	2,774,255
Dillard’s Inc. Class A(b)	843,130	3,347,226
DineEquity Inc.(b)	255,312	2,951,407
Domino’s Pizza Inc.(a)(b)	575,611	2,711,128
Dress Barn Inc.(a)	662,269	7,112,769
DSW Inc. Class A(a)(b)	197,889	2,465,697

Einstein Noah Restaurant Group Inc.(a)	65,342	375,717
EZCORP Inc.(a)	565,462	8,600,677
FGX International Holdings Ltd.(a)	201,650	2,770,671
Finish Line Inc. (The) Class A	629,187	3,523,447
First Cash Financial Services Inc.(a)	292,174	5,568,836
Fred’s Inc.	587,721	6,323,878
Fuqi International Inc.(a)	142,900	894,554
Genesco Inc.(a)(b)	282,491	4,779,748
Group 1 Automotive Inc.	342,155	3,685,009
Haverty Furniture Companies Inc.	260,105	2,426,780
hhgregg Inc.(a)	185,408	1,609,341
Hibbett Sports Inc.(a)(b)	418,593	6,576,096
Hot Topic Inc.(a)	643,468	5,964,948
Insight Enterprises Inc.(a)	691,189	4,769,204
J. Crew Group Inc.(a)(b)	623,603	7,607,957
Jack in the Box Inc.(a)	864,613	19,099,301
Jo-Ann Stores Inc.(a)	373,317	5,782,680
Jos. A. Bank Clothiers Inc.(a)(b)	267,723	7,000,956
Kenneth Cole Productions Inc. Class A	134,676	953,506
Krispy Kreme Doughnuts Inc.(a)(b)	825,091	1,386,153
Landry’s Restaurants Inc.(b)	171,143	1,985,259
Luby’s Inc.(a)	314,444	1,317,520
lululemon athletica inc.(a)(b)	286,566	2,272,468
Lumber Liquidators Inc.(a)(b)	137,927	1,456,509
MarineMax Inc.(a)	241,733	819,475
Men’s Wearhouse Inc. (The)	759,587	10,284,808
Movado Group Inc.	233,618	2,193,673
New York & Co. Inc.(a)	349,314	810,408
99 Cents Only Stores(a)(b)	690,925	7,551,810
Nu Skin Enterprises Inc. Class A	728,937	7,602,813
O’Charley’s Inc.	266,006	532,012
P.F. Chang’s China Bistro Inc.(a)(b)	355,616	7,446,599
Pacific Sunwear of California Inc.(a)	965,244	1,534,738
Pantry Inc. (The)(a)	326,967	7,013,442
Papa John’s International Inc.(a)(b)	321,771	5,930,240
PC Connection Inc.(a)	140,834	721,070
PC Mall Inc.(a)	166,529	667,781
Pep Boys - Manny, Moe & Jack (The)	623,208	2,573,849
Pier 1 Imports Inc.(a)(b)	1,322,689	489,395
PriceSmart Inc.	212,678	4,393,927
Red Robin Gourmet Burgers Inc.(a)	227,407	3,827,260
Regis Corp.	633,042	9,198,100
Retail Ventures Inc.(a)	427,367	1,482,963
Rex Stores Corp.(a)	117,548	948,612
Ruby Tuesday Inc.(a)(b)	757,375	1,181,505
Rush Enterprises Inc. Class A(a)	495,350	4,245,150
Ruth’s Hospitality Group Inc.(a)	293,057	404,419
Sally Beauty Co. Inc.(a)(b)	1,388,407	7,900,036
School Specialty Inc.(a)(b)	276,791	5,292,244
Shoe Carnival Inc.(a)	129,776	1,239,361
Sonic Automotive Inc.	383,255	1,525,355
Sonic Corp.(a)	881,789	10,731,372
Stage Stores Inc.	565,055	4,661,704
Steak n Shake Co. (The)(a)(b)	421,468	2,507,735
Stein Mart Inc.(a)	368,214	416,082
Susser Holdings Corp.(a)	114,186	1,517,532
Syms Corp.(a)	96,353	855,615
Systemax Inc.(b)	161,894	1,743,598
Talbots Inc. (The)(b)	362,767	867,013
Texas Roadhouse Inc. Class A(a)(b)	726,485	5,630,259
Titan Machinery Inc.(a)(b)	107,351	1,509,355
Tractor Supply Co.(a)(b)	490,340	17,720,888
Tuesday Morning Corp.(a)	441,823	720,171
Tween Brands Inc.(a)	366,449	1,583,060

Ulta Salon Cosmetics & Fragrance Inc.(a)	297,795	2,465,743
Under Armour Inc. Class A(a)(b)	484,903	11,560,088
Wendy’s/Arby’s Group Inc. Class A	5,834,452	28,822,193
Wet Seal Inc. Class A(a)	1,358,056	4,033,426
World Fuel Services Corp.	422,894	15,647,078
Zale Corp.(a)(b)	470,413	1,566,475
Zumiez Inc.(a)	288,030	2,145,824

		523,375,009
SAVINGS & LOANS—1.58%
Abington Bancorp Inc.	360,970	3,338,973
Anchor BanCorp Wisconsin Inc.	279,723	772,035
BankFinancial Corp.	289,079	2,945,715
Beneficial Mutual Bancorp Inc.(a)	482,032	5,422,860
Berkshire Hills Bancorp Inc.	176,586	5,449,444
Brookline Bancorp Inc.	856,811	9,125,037
Brooklyn Federal Bancorp Inc.	48,682	683,982
Clifton Savings Bancorp Inc.	150,616	1,786,306
Danvers Bancorp Inc.	263,425	3,521,992
Dime Community Bancshares Inc.	346,791	4,612,320
Essa Bancorp Inc.	230,593	3,258,279
First Financial Holdings Inc.	172,168	3,484,680
First Financial Northwest Inc.	335,256	3,131,291
First Niagara Financial Group Inc.	1,743,706	28,195,726
First Place Financial Corp.	250,581	959,725
FirstFed Financial Corp.(a)(b)	202,512	354,396
Flagstar Bancorp Inc.(a)(b)	762,298	541,232
Flushing Financial Corp.	315,829	3,777,315
Fox Chase Bancorp Inc.(a)	88,630	974,930
Guaranty Financial Group Inc.(a)(b)	1,414,137	3,690,898
Home Federal Bancorp Inc.	96,426	1,033,687
Investors Bancorp Inc.(a)	648,576	8,710,376
Kearny Financial Corp.	260,178	3,330,278
Meridian Interstate Bancorp Inc.(a)	150,811	1,395,002
NASB Financial Inc.	48,892	1,320,084
NewAlliance Bancshares Inc.	1,597,895	21,044,277
Northwest Bancorp Inc.	251,176	5,370,143
OceanFirst Financial Corp.	129,752	2,153,883
Oritani Financial Corp.(a)	179,795	3,029,546
Provident Financial Services Inc.	878,278	13,437,653
Provident New York Bancorp	590,194	7,318,406
Rockville Financial Inc.	128,016	1,788,384
Roma Financial Corp.	126,735	1,595,594
United Community Financial Corp.	393,845	354,460
United Financial Bancorp Inc.	262,036	3,967,225
ViewPoint Financial Group	162,768	2,612,426
Waterstone Financial Inc.(a)	100,720	337,412
Westfield Financial Inc.	466,711	4,816,458
WSFS Financial Corp.	90,173	4,327,402

		173,969,832
SEMICONDUCTORS—2.38%
Actel Corp.(a)	372,439	4,364,985
Advanced Analogic Technologies Inc.(a)	670,286	2,024,264
Amkor Technology Inc.(a)(b)	1,610,238	3,510,319
ANADIGICS Inc.(a)	916,705	1,356,723
Applied Micro Circuits Corp.(a)	955,984	3,757,017
Asyst Technologies Inc.(a)	737,097	184,274
ATMI Inc.(a)	472,440	7,289,749
AuthenTec Inc.(a)	373,074	623,034
Axcelis Technologies Inc.(a)	1,491,806	760,821
Bookham Inc.(a)	1,471,723	662,275
Brooks Automation Inc.(a)	934,806	5,431,223
Cabot Microelectronics Corp.(a)	345,354	9,003,379

Cavium Networks Inc.(a)(b)	446,199	4,689,551
CEVA Inc.(a)	294,772	2,063,404
Cirrus Logic Inc.(a)	952,578	2,552,909
Cohu Inc.	340,132	4,132,604
Diodes Inc.(a)	424,760	2,574,046
DSP Group Inc.(a)	339,073	2,719,365
EMCORE Corp.(a)(b)	1,090,537	1,417,698
Emulex Corp.(a)	1,242,153	8,670,228
Entegris Inc.(a)	1,687,959	3,696,630
Entropic Communications Inc.(a)	132,608	66,304
Exar Corp.(a)	551,087	3,675,750
FormFactor Inc.(a)	718,487	10,489,910
Hittite Microwave Corp.(a)(b)	287,593	8,472,490
IPG Photonics Corp.(a)(b)	283,612	3,738,006
IXYS Corp.	355,515	2,936,554
Kopin Corp.(a)	1,011,322	2,063,097
Kulicke and Soffa Industries Inc.(a)	845,622	1,437,557
Lattice Semiconductor Corp.(a)	1,690,219	2,552,231
LTX-Credence Corp.(a)	1,822,679	492,123
Mattson Technology Inc.(a)	733,447	1,034,160
Micrel Inc.	731,046	5,343,946
Microsemi Corp.(a)(b)	1,157,200	14,627,008
Microtune Inc.(a)	792,248	1,616,186
MIPS Technologies Inc. Class A(a)	645,445	716,444
MKS Instruments Inc.(a)	733,316	10,845,744
Monolithic Power Systems Inc.(a)	384,396	4,847,234
NetLogic Microsystems Inc.(a)(b)	251,698	5,539,873
OmniVision Technologies Inc.(a)	753,069	3,953,612
Pericom Semiconductor Corp.(a)	323,844	1,774,665
Photronics Inc.(a)	613,715	1,196,744
PLX Technology Inc.(a)	410,474	706,015
PMC-Sierra Inc.(a)(b)	3,218,389	15,641,371
Power Integrations Inc.	447,427	8,894,849
Rubicon Technology Inc.(a)	194,535	828,719
Rudolph Technologies Inc.(a)	448,034	1,581,560
Semitool Inc.(a)	330,595	1,008,315
Semtech Corp.(a)	908,514	10,238,953
Silicon Image Inc.(a)	1,080,439	4,537,844
SiRF Technology Holdings Inc.(a)	896,323	1,147,293
Skyworks Solutions Inc.(a)	2,398,768	13,289,175
Spansion Inc. Class A(a)	1,869,385	353,875
Standard Microsystems Corp.(a)	330,839	5,405,909
Supertex Inc.(a)	163,682	3,930,005
Techwell Inc.(a)	224,639	1,460,154
Tessera Technologies Inc.(a)	711,761	8,455,721
Transmeta Corp.(a)(b)	179,500	3,266,900
TriQuint Semiconductor Inc.(a)	2,109,999	7,258,397
Ultra Clean Holdings Inc.(a)	283,154	569,140
Ultratech Inc.(a)	344,624	4,121,703
Veeco Instruments Inc.(a)	470,925	2,985,665
Volterra Semiconductor Corp.(a)	372,085	2,660,408
Zoran Corp.(a)	762,643	5,208,852

		262,454,959
SOFTWARE—4.01%
ACI Worldwide Inc.(a)	505,750	8,041,425
Actuate Corp.(a)	887,908	2,628,208
Acxiom Corp.	899,131	7,291,952
Advent Software Inc.(a)(b)	245,648	4,905,591
Allscripts-Misys Healthcare Solutions Inc.	2,258,049	22,399,846
American Reprographics Co.(a)	537,033	3,705,528
American Software Inc. Class A	331,241	1,556,833
ArcSight Inc.(a)	100,937	808,505
Avid Technology Inc.(a)(b)	444,226	4,846,506

Blackbaud Inc.	658,204	8,885,754
Blackboard Inc.(a)(b)	455,255	11,941,339
Bottomline Technologies Inc.(a)	322,306	2,288,373
Callidus Software Inc.(a)(b)	438,778	1,311,946
CommVault Systems Inc.(a)	629,247	8,438,202
Computer Programs and Systems Inc.	136,220	3,650,696
Concur Technologies Inc.(a)	634,072	20,810,243
CSG Systems International Inc.(a)	514,024	8,979,999
Deltek Inc.(a)	181,185	840,698
DemandTec Inc.(a)	288,120	2,325,128
Digi International Inc.(a)	380,936	3,089,391
DivX Inc.(a)	395,703	2,069,527
Double-Take Software Inc.(a)	255,111	2,288,346
Ebix Inc.(a)	94,244	2,252,432
Eclipsys Corp.(a)	800,047	11,352,667
Epicor Software Corp.(a)(b)	874,849	4,199,275
EPIQ Systems Inc.(a)	520,356	8,695,149
Fair Isaac Corp.	715,631	12,065,539
FalconStor Software Inc.(a)	560,486	1,558,151
Guidance Software Inc.(a)	137,813	562,277
infoGROUP Inc.	485,659	2,302,024
Informatica Corp.(a)	1,302,382	17,881,705
InnerWorkings Inc.(a)(b)	467,119	3,059,629
Interactive Intelligence Inc.(a)	195,152	1,250,924
JDA Software Group Inc.(a)	379,078	4,977,294
Lawson Software Inc.(a)	1,737,272	8,234,669
ManTech International Corp. Class A(a)	302,007	16,365,759
MedAssets Inc.(a)	269,412	3,933,415
MicroStrategy Inc. Class A(a)	133,172	4,944,676
Midway Games Inc.(a)(b)	172,193	32,717
Monotype Imaging Holdings Inc.(a)	222,446	1,290,187
MSC Software Corp.(a)	662,382	4,424,712
NetSuite Inc.(a)(b)	104,776	884,309
Omnicell Inc.(a)	457,295	5,583,572
Omniture Inc.(a)(b)	918,184	9,769,478
OpenTV Corp. Class A(a)(b)	1,284,782	1,580,282
OPNET Technologies Inc.(a)	194,952	1,922,227
Parametric Technology Corp.(a)	1,694,415	21,434,350
Pegasystems Inc.	211,736	2,617,057
Phase Forward Inc.(a)	629,690	7,883,719
Phoenix Technologies Ltd.(a)	404,480	1,415,680
Progress Software Corp.(a)	611,160	11,770,942
PROS Holdings Inc.(a)	189,578	1,090,074
QAD Inc.	177,980	745,736
Quality Systems Inc.(b)	257,578	11,235,552
Quest Software Inc.(a)	1,066,230	13,423,836
Renaissance Learning Inc.(b)	140,369	1,261,917
Schawk Inc.	221,082	2,533,600
SeaChange International Inc.(a)	453,062	3,266,577
Smith Micro Software Inc.(a)	446,492	2,482,496
Solera Holdings Inc.(a)	759,274	18,298,503
SPSS Inc.(a)	262,669	7,081,556
Sybase Inc.(a)	1,166,558	28,895,642
Synchronoss Technologies Inc.(a)	302,838	3,228,253
SYNNEX Corp.(a)	256,863	2,910,258
Take-Two Interactive Software Inc.	1,131,377	8,553,210
Taleo Corp. Class A(a)	381,718	2,988,852
THQ Inc.(a)	983,214	4,119,667
Trident Microsystems Inc.(a)	902,492	1,705,710
Ultimate Software Group Inc.(a)	362,232	5,288,587
Unica Corp.(a)	199,987	1,095,929
VeriFone Holdings Inc.(a)(b)	1,005,708	4,927,969
Wind River Systems Inc.(a)	1,001,003	9,039,057

		441,521,834

STORAGE & WAREHOUSING—0.07%
Mobile Mini Inc.(a)	509,638	7,348,980

		7,348,980
TELECOMMUNICATIONS—3.83%
Acme Packet Inc.(a)	367,632	1,933,744
Adaptec Inc.(a)	1,780,060	5,874,198
ADTRAN Inc.	826,680	12,300,998
Airvana Inc.(a)	354,135	2,167,306
Alaska Communications Systems Group Inc.(b)	637,571	5,980,416
Anaren Inc.(a)	215,809	2,578,918
Anixter International Inc.(a)(b)	439,484	13,237,258
Applied Signal Technology Inc.	185,950	3,335,943
ARRIS Group Inc.(a)	1,803,871	14,340,774
Aruba Networks Inc.(a)(b)	774,713	1,975,518
Atheros Communications Inc.(a)	873,075	12,493,703
Atlantic Tele-Network Inc.	139,537	3,704,707
Avanex Corp.(a)	195,783	205,572
BigBand Networks Inc.(a)	485,306	2,678,889
Black Box Corp.	257,814	6,734,102
Cbeyond Inc.(a)(b)	352,549	5,633,733
Centennial Communications Corp.(a)	991,265	7,989,596
Cincinnati Bell Inc.(a)	3,391,562	6,545,715
Comtech Telecommunications Corp.(a)(b)	356,379	16,329,286
Consolidated Communications Holdings Inc.	341,782	4,060,370
CPI International Inc.(a)	138,371	1,198,293
EMS Technologies Inc.(a)	229,611	5,940,037
Extreme Networks Inc.(a)	1,575,469	3,686,597
FairPoint Communications Inc.(b)	1,312,572	4,305,236
FiberTower Corp.(a)	1,751,067	280,171
Finisar Corp.(a)	5,789,872	2,200,151
General Communication Inc. Class A(a)	665,585	5,384,583
GeoEye Inc.(a)	265,090	5,097,681
Global Crossing Ltd.(a)	386,387	3,067,913
Globalstar Inc.(a)	610,627	122,125
Globecomm Systems Inc.(a)	296,248	1,626,402
Harmonic Inc.(a)	1,385,377	7,771,965
Harris Stratex Networks Inc.(a)	377,291	1,946,822
Hughes Communications Inc.(a)	106,152	1,692,063
Hungarian Telephone and Cable Corp.(a)	69,955	601,613
Hypercom Corp.(a)	783,619	846,309
ICO Global Communications (Holdings) Ltd.(a)	1,527,165	1,725,696
IDT Corp. Class B(a)	788,440	315,376
Infinera Corp.(a)(b)	1,365,607	12,235,839
InterDigital Inc.(a)(b)	667,388	18,353,170
Iowa Telecommunications Services Inc.	470,861	6,723,895
iPCS Inc.(a)	254,865	1,748,374
Ixia(a)	629,290	3,637,296
Knology Inc.(a)	416,587	2,149,589
Loral Space & Communications Inc.(a)	171,196	2,487,478
MasTec Inc.(a)	632,163	7,320,448
MRV Communications Inc.(a)	2,291,685	1,764,597
NETGEAR Inc.(a)	520,340	5,937,079
Neutral Tandem Inc.(a)	245,680	3,984,930
Newport Corp.(a)	531,421	3,603,034
NextWave Wireless Inc.(a)(b)	706,807	63,613
Novatel Wireless Inc.(a)	468,732	2,174,916
NTELOS Holdings Corp.	439,813	10,845,789
Oplink Communications Inc.(a)	304,170	2,615,862
Opnext Inc.(a)	278,285	486,999
ORBCOMM Inc.(a)(b)	459,841	993,257
PAETEC Holding Corp.(a)	1,813,878	2,611,984
ParkerVision Inc.(a)(b)	340,000	839,800

Plantronics Inc.	720,297	9,507,920
Polycom Inc.(a)	1,288,242	17,404,149
Powerwave Technologies Inc.(a)	1,948,887	974,444
Preformed Line Products Co.	39,304	1,809,556
Premiere Global Services Inc.(a)	910,444	7,838,923
RCN Corp.(a)	556,140	3,281,226
RF Micro Devices Inc.(a)	3,886,626	3,031,568
SAVVIS Inc.(a)(b)	554,640	3,821,470
Shenandoah Telecommunications Co.	346,280	9,713,154
ShoreTel Inc.(a)	632,525	2,840,037
Sonus Networks Inc.(a)	3,005,210	4,748,232
Starent Networks Corp.(a)(b)	438,023	5,225,614
Switch & Data Facilities Co. Inc.(a)	300,913	2,223,747
Sycamore Networks Inc.(a)	2,814,294	7,570,451
Symmetricom Inc.(a)	680,167	2,686,660
Syniverse Holdings Inc.(a)	755,200	9,017,088
Tekelec(a)	959,712	12,802,558
TerreStar Corp.(a)	845,529	338,212
3Com Corp.(a)	5,933,575	13,528,551
tw telecom inc.(a)	2,164,651	18,334,594
USA Mobility Inc.(a)	344,164	3,981,977
UTStarcom Inc.(a)(b)	1,621,740	3,000,219
Viasat Inc.(a)	372,838	8,977,939
Virgin Mobile USA Inc. Class A(a)	443,038	372,152
Vonage Holdings Corp.(a)(b)	757,759	500,121

		422,018,290
TEXTILES—0.11%
G&K Services Inc. Class A	291,141	5,886,871
UniFirst Corp.	211,437	6,277,565

		12,164,436
TOYS, GAMES & HOBBIES—0.32%
JAKKS Pacific Inc.(a)(b)	403,124	8,316,448
LeapFrog Enterprises Inc.(a)	484,207	1,694,725
Marvel Entertainment Inc.(a)	719,945	22,138,309
RC2 Corp.(a)	255,661	2,727,903

		34,877,385
TRANSPORTATION—1.89%
American Commercial Lines Inc.(a)(b)	524,304	2,569,090
Arkansas Best Corp.	333,144	10,030,966
Atlas Air Worldwide Holdings Inc.(a)	196,087	3,706,044
Bristow Group Inc.(a)(b)	356,250	9,543,938
CAI International Inc.(a)	107,007	339,212
Celadon Group Inc.(a)	320,965	2,737,831
DHT Maritime Inc.	579,663	3,211,333
Dynamex Inc.(a)	129,072	1,903,812
Eagle Bulk Shipping Inc.(b)	689,634	4,703,304
Forward Air Corp.	424,320	10,298,246
Genco Shipping & Trading Ltd.(b)	357,889	5,296,757
General Maritime Corp.(b)	800,609	8,646,577
Genesee & Wyoming Inc. Class A(a)	451,381	13,767,121
Golar LNG Ltd.	521,564	3,525,773
GulfMark Offshore Inc.(a)	331,998	7,898,232
Heartland Express Inc.	822,196	12,957,809
Horizon Lines Inc. Class A(b)	438,295	1,529,650
Hub Group Inc. Class A(a)	543,903	14,429,747
International Shipholding Corp.	83,667	2,119,285
Knight Transportation Inc.(b)	842,362	13,578,875
Knightsbridge Tankers Ltd.(b)	252,355	3,697,001
Marten Transport Ltd.(a)	225,358	4,272,788
Nordic American Tanker Shipping Ltd.(b)	505,779	17,070,041
Old Dominion Freight Line Inc.(a)	407,167	11,587,973

Pacer International Inc.	511,097	5,330,742
Patriot Transportation Holding Inc.(a)(b)	22,731	1,592,761
PHI Inc.(a)	200,190	2,804,662
Saia Inc.(a)	197,218	2,141,787
Ship Finance International Ltd.(b)	621,032	6,862,404
TBS International Ltd.(a)	154,154	1,546,165
Teekay Tankers Ltd. Class A(b)	199,767	2,537,041
Ultrapetrol (Bahamas) Ltd.(a)	341,187	1,088,387
Universal Truckload Services Inc.(a)	87,749	1,242,526
Werner Enterprises Inc.	625,662	10,848,979
YRC Worldwide Inc.(a)(b)	837,587	2,403,875

		207,820,734
TRUCKING & LEASING—0.13%
Aircastle Ltd.	689,424	3,295,447
AMERCO(a)	138,361	4,777,605
Greenbrier Companies Inc. (The)	242,817	1,668,153
TAL International Group Inc.	214,897	3,030,048
Textainer Group Holdings Ltd.	141,914	1,504,288

		14,275,541
WATER—0.40%
American States Water Co.	253,774	8,369,467
California Water Service Group	288,689	13,403,830
Connecticut Water Service Inc.	123,463	2,914,961
Consolidated Water Co. Ltd.(b)	213,025	2,662,813
Middlesex Water Co.	195,398	3,366,708
PICO Holdings Inc.(a)	238,189	6,331,064
SJW Corp.	193,235	5,785,456
Southwest Water Co.	359,192	1,156,598

		43,990,897

TOTAL COMMON STOCKS
(Cost: $17,416,392,800)		10,995,500,429

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.(a)(b)(c)	4,082	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	1,219	0

		0
TOTAL WARRANTS

(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—11.99%

MONEY MARKET FUNDS—11.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	1,140,785,160	1,140,785,160

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	140,494,771	140,494,771
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	39,656,357	39,656,357

		1,320,936,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,320,936,288)		1,320,936,288

TOTAL INVESTMENTS IN SECURITIES—111.78%
(Cost: $18,737,329,088)		12,316,436,717
Other Assets, Less Liabilities—(11.78)%		(1,298,106,498)

NET ASSETS—100.00%		$11,018,330,219

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.18%
Gaiam Inc. Class A(a)	125,681	$580,646
Harte-Hanks Inc.	32,477	202,656
inVentiv Health Inc.(a)	231,779	2,674,730
Marchex Inc. Class B(b)	165,541	965,104

		4,423,136
AEROSPACE & DEFENSE—2.41%
AAR Corp.(a)(b)	61,327	1,129,030
AeroVironment Inc.(a)	72,279	2,660,590
Argon ST Inc.(a)	81,090	1,529,357
Curtiss-Wright Corp.	267,042	8,916,532
Esterline Technologies Corp.(a)	170,993	6,478,925
GenCorp Inc.(a)(b)	401,175	1,476,324
HEICO Corp.	155,795	6,049,520
Herley Industries Inc.(a)	33,053	405,891
Kaman Corp.	10,109	183,276
LMI Aerospace Inc.(a)	38,429	436,938
Moog Inc. Class A(a)	31,155	1,139,338
Orbital Sciences Corp.(a)	410,837	8,023,647
Teledyne Technologies Inc.(a)	249,111	11,097,895
TransDigm Group Inc.(a)	233,622	7,842,691
Triumph Group Inc.	65,137	2,765,717

		60,135,671
AGRICULTURE—0.34%
AgFeed Industries Inc.(a)(b)	138,603	223,151
Alico Inc.	19,762	810,044
Alliance One International Inc.(a)	452,631	1,330,735
Cadiz Inc.(a)(b)	83,794	1,048,263
Tejon Ranch Co.(a)	78,441	1,940,630
Vector Group Ltd.(b)	232,718	3,169,619

		8,522,442
AIRLINES—0.48%
AirTran Holdings Inc.(a)(b)	426,511	1,893,709
Allegiant Travel Co.(a)	80,692	3,919,210
Hawaiian Holdings Inc.(a)	263,486	1,681,041
UAL Corp.	416,298	4,587,604

		12,081,564
APPAREL—1.39%
American Apparel Inc.(a)(b)	237,460	472,545
Cherokee Inc.	28,159	488,559
Crocs Inc.(a)(b)	550,138	682,171
Deckers Outdoor Corp.(a)	91,517	7,309,463
G-III Apparel Group Ltd.(a)	61,036	390,020

Gymboree Corp.(a)	144,558	3,771,518
Iconix Brand Group Inc.(a)(b)	288,156	2,818,166
Maidenform Brands Inc.(a)	77,914	790,827
Perry Ellis International Inc.(a)	45,810	290,435
SKECHERS U.S.A. Inc. Class A(a)	15,920	204,094
True Religion Apparel Inc.(a)	120,509	1,499,132
Volcom Inc.(a)(b)	129,147	1,407,702
Warnaco Group Inc. (The)(a)	319,413	6,270,077
Weyco Group Inc.	29,002	958,516
Wolverine World Wide Inc.	349,418	7,351,755

		34,704,980
AUTO MANUFACTURERS—0.07%
Force Protection Inc.(a)	279,862	1,673,575

		1,673,575
AUTO PARTS & EQUIPMENT—0.34%
Amerigon Inc. Class A(a)	155,960	508,430
Exide Technologies Inc.(a)	527,917	2,792,681
Fuel Systems Solutions Inc.(a)(b)	80,810	2,647,336
Hayes Lemmerz International Inc.(a)	81,967	36,885
Spartan Motors Inc.	17,222	81,460
Titan International Inc.	241,490	1,992,293
Visteon Corp.(a)	246,235	86,182
Wonder Auto Technology Inc.(a)	104,168	408,339

		8,553,606
BANKS—1.05%
Cardinal Financial Corp.	107,959	614,287
Cass Information Systems Inc.	47,243	1,439,022
Enterprise Financial Services Corp.(b)	38,861	592,242
First Financial Bankshares Inc.	26,295	1,451,747
Hancock Holding Co.	12,817	582,661
Pinnacle Financial Partners Inc.(a)	36,438	1,086,217
PrivateBancorp Inc.(b)	151,237	4,909,153
Signature Bank(a)(b)	219,689	6,302,877
Smithtown Bancorp Inc.	12,970	207,909
Suffolk Bancorp(b)	26,339	946,360
SVB Financial Group(a)	44,329	1,162,750
SY Bancorp Inc.	11,323	311,382
TrustCo Bank Corp. NY	186,648	1,775,022
Westamerica Bancorporation	92,997	4,756,797

		26,138,426
BEVERAGES—0.40%
Boston Beer Co. Inc. Class A(a)	59,385	1,686,534
Coca-Cola Bottling Co. Consolidated	28,665	1,317,443
Green Mountain Coffee Roasters Inc.(a)(b)	121,012	4,683,164
National Beverage Corp.(a)(b)	5,114	46,026
Peet’s Coffee & Tea Inc.(a)	98,668	2,294,031

		10,027,198
BIOTECHNOLOGY—6.16%
Acorda Therapeutics Inc.(a)	260,939	5,351,859
Affymax Inc.(a)	74,037	739,630
Affymetrix Inc.(a)(b)	264,625	791,229
Alexion Pharmaceuticals Inc.(a)	540,008	19,542,890
AMAG Pharmaceuticals Inc.(a)(b)	119,330	4,277,980
American Oriental Bioengineering Inc.(a)(b)	435,321	2,955,830
Arena Pharmaceuticals Inc.(a)	139,668	582,416

ARIAD Pharmaceuticals Inc.(a)	493,480	419,458
ArQule Inc.(a)	283,165	1,194,956
BioMimetic Therapeutics Inc.(a)	92,549	853,302
Bio-Rad Laboratories Inc. Class A(a)	133,085	10,022,631
Cambrex Corp.(a)	120,040	554,585
Celera Corp.(a)	212,003	2,359,593
Cell Genesys Inc.(a)(b)	600,566	132,125
Celldex Therapeutics Inc.(a)	104,646	828,796
Cougar Biotechnology Inc.(a)	104,686	2,721,836
CryoLife Inc.(a)	195,812	1,901,335
Cytokinetics Inc.(a)	223,547	637,109
Cytori Therapeutics Inc.(a)	142,130	513,089
Enzo Biochem Inc.(a)	170,199	832,273
Enzon Pharmaceuticals Inc.(a)(b)	313,322	1,826,667
Exelixis Inc.(a)(b)	737,525	3,702,375
Facet Biotech Corp.(a)	168,133	1,612,395
Genomic Health Inc.(a)	97,553	1,900,332
Geron Corp.(a)(b)	347,457	1,622,624
GTx Inc.(a)(b)	131,637	2,216,767
Halozyme Therapeutics Inc.(a)	427,816	2,395,770
Human Genome Sciences Inc.(a)	108,125	229,225
Idera Pharmaceuticals Inc.(a)(b)	143,365	1,101,043
ImmunoGen Inc.(a)	359,601	1,542,688
Immunomedics Inc.(a)(b)	462,012	785,420
Incyte Corp.(a)	534,982	2,027,582
Integra LifeSciences Holdings Corp.(a)	125,114	4,450,305
InterMune Inc.(a)(b)	221,411	2,342,528
Lexicon Pharmaceuticals Inc.(a)	162,167	227,034
Marshall Edwards Inc.(a)(b)	132,900	93,030
Martek Biosciences Corp.	231,039	7,002,792
Maxygen Inc.(a)	73,412	654,835
Molecular Insight Pharmaceuticals Inc.(a)	121,388	521,968
Momenta Pharmaceuticals Inc.(a)	185,948	2,156,997
Myriad Genetics Inc.(a)(b)	313,692	20,785,232
Nanosphere Inc.(a)	88,629	421,874
Nektar Therapeutics(a)	269,149	1,496,468
Novavax Inc.(a)	404,058	763,670
Optimer Pharmaceuticals Inc.(a)	179,959	2,179,303
Orexigen Therapeutics Inc.(a)(b)	142,112	792,985
PDL BioPharma Inc.	840,933	5,196,966
Protalix BioTherapeutics Inc.(a)	74,060	136,270
Regeneron Pharmaceuticals Inc.(a)	435,990	8,004,776
Repligen Corp.(a)	218,936	827,578
Rexahn Pharmaceuticals Inc.(a)	200,698	178,621
RTI Biologics Inc.(a)	383,123	1,057,419
Sangamo BioSciences Inc.(a)	258,696	900,262
Savient Pharmaceuticals Inc.(a)(b)	380,008	2,200,246
Seattle Genetics Inc.(a)	427,051	3,817,836
Sequenom Inc.(a)	427,091	8,473,485
XOMA Ltd.(a)	930,687	577,026

		153,435,316
BUILDING MATERIALS—0.45%
AAON Inc.	93,864	1,959,880
Apogee Enterprises Inc.	101,554	1,052,099
China Architectural Engineering Inc.(a)	131,633	323,817
Drew Industries Inc.(a)	11,759	141,108
Quanex Building Products Corp.	170,347	1,596,151
Texas Industries Inc.(b)	164,162	5,663,589
Trex Co. Inc.(a)(b)	30,345	499,479

		11,236,123

CHEMICALS—1.19%
Aceto Corp.	10,015	100,250
American Vanguard Corp.	125,183	1,464,641
Arch Chemicals Inc.	59,228	1,544,074
Balchem Corp.	127,161	3,167,581
Ferro Corp.	269,005	1,896,485
ICO Inc.(a)	72,450	228,942
Innophos Holdings Inc.	38,244	757,614
Innospec Inc.	100,353	591,079
Landec Corp.(a)	164,408	1,081,805
Minerals Technologies Inc.	61,029	2,496,086
NewMarket Corp.	94,714	3,306,466
NL Industries Inc.	27,651	370,523
Quaker Chemical Corp.	64,862	1,066,980
ShengdaTech Inc.(a)(b)	210,488	740,918
Solutia Inc.(a)	512,589	2,306,650
Stepan Co.	18,638	875,800
Symyx Technologies Inc.(a)	125,191	743,635
W.R. Grace & Co.(a)	389,081	2,322,814
Zep Inc.	147,011	2,838,782
Zoltek Companies Inc.(a)(b)	193,024	1,735,286

		29,636,411
COAL—0.24%
International Coal Group Inc.(a)(b)	891,134	2,049,608
James River Coal Co.(a)	192,121	2,945,215
National Coal Corp.(a)	176,280	223,876
Westmoreland Coal Co.(a)	61,557	683,283

		5,901,982
COMMERCIAL SERVICES—7.74%
Administaff Inc.	151,567	3,285,973
Advance America Cash Advance Centers Inc.	93,613	176,929
Advisory Board Co. (The)(a)	112,522	2,509,241
Albany Molecular Research Inc.(a)	63,101	614,604
American Public Education Inc.(a)	77,394	2,878,283
AMN Healthcare Services Inc.(a)	221,200	1,871,352
Arbitron Inc.	192,561	2,557,210
Bankrate Inc.(a)(b)	89,593	3,404,534
Bowne & Co. Inc.	15,836	93,116
Capella Education Co.(a)	100,091	5,881,347
Cardtronics Inc.(a)	82,685	106,664
CBIZ Inc.(a)	315,014	2,724,871
CDI Corp.	7,560	97,826
Cenveo Inc.(a)	336,619	1,497,955
Chemed Corp.	116,553	4,635,313
China Direct Inc.(a)(b)	46,857	67,943
Coinstar Inc.(a)	196,313	3,830,067
Consolidated Graphics Inc.(a)	39,649	897,653
Corinthian Colleges Inc.(a)	598,533	9,797,985
CorVel Corp.(a)	57,072	1,254,443
CoStar Group Inc.(a)(b)	137,690	4,535,509
CRA International Inc.(a)	48,990	1,319,301
Cross Country Healthcare Inc.(a)	38,851	341,500
Deluxe Corp.	187,928	2,811,403
Dollar Financial Corp.(a)	170,614	1,757,324
DynCorp International Inc.(a)	11,446	173,636
Emergency Medical Services Corp. Class A(a)	30,126	1,102,913

ExlService Holdings Inc.(a)	99,454	852,321
Exponent Inc.(a)	66,955	2,014,006
Forrester Research Inc.(a)	109,232	3,081,435
Gartner Inc.(a)(b)	415,686	7,411,681
GEO Group Inc. (The)(a)	358,017	6,455,047
Global Cash Access Inc.(a)	178,385	396,015
Grand Canyon Education Inc.(a)	63,723	1,196,718
Hackett Group Inc. (The)(a)	288,287	841,798
Healthcare Services Group Inc.	303,324	4,831,951
Heartland Payment Systems Inc.(b)	171,632	3,003,560
Hill International Inc.(a)	163,165	1,148,682
HMS Holdings Corp.(a)	176,104	5,550,798
Hudson Highland Group Inc.(a)	146,761	491,649
Huron Consulting Group Inc.(a)	145,866	8,353,746
ICF International Inc.(a)	2,625	64,496
ICT Group Inc.(a)	25,725	117,820
Integrated Electrical Services Inc.(a)	11,524	100,950
Interactive Data Corp.	122,225	3,014,068
K12 Inc.(a)	44,659	837,356
Kendle International Inc.(a)(b)	91,798	2,361,045
Kenexa Corp.(a)	122,214	975,268
Kforce Inc.(a)	27,493	211,146
Korn/Ferry International(a)	22,780	260,148
Landauer Inc.	35,588	2,608,600
Learning Tree International Inc.(a)	63,367	539,887
LECG Corp.(a)	66,545	446,517
Lincoln Educational Services Corp.(a)	14,250	188,812
MAXIMUS Inc.	16,321	573,030
McGrath RentCorp	113,363	2,421,434
Michael Baker Corp.(a)	7,353	271,399
Midas Inc.(a)	97,505	1,022,827
Monro Muffler Brake Inc.	9,075	231,412
Multi-Color Corp.	66,436	1,051,018
National Research Corp.	8,983	260,148
Navigant Consulting Inc.(a)	339,480	5,387,548
Net 1 UEPS Technologies Inc.(a)	349,926	4,793,986
Odyssey Marine Exploration Inc.(a)	272,648	877,927
PAREXEL International Corp.(a)	398,376	3,868,231
PharmaNet Development Group Inc.(a)	15,981	14,543
Pre-Paid Legal Services Inc.(a)	56,288	2,098,980
PRG-Schultz International Inc.(a)	108,461	442,521
Princeton Review Inc. (The)(a)	91,769	452,421
Protection One Inc.(a)(b)	42,663	203,929
Providence Service Corp. (The)(a)	72,914	105,725
Resources Connection Inc.(a)	320,736	5,253,656
RiskMetrics Group Inc.(a)(b)	151,368	2,253,870
Rollins Inc.	292,995	5,297,350
RSC Holdings Inc.(a)(b)	335,920	2,862,038
Sotheby’s Holdings Inc. Class A	472,463	4,200,196
Spherion Corp.(a)	188,187	415,893
Standard Parking Corp.(a)	41,755	807,542
Steiner Leisure Ltd.(a)	66,604	1,966,150
SuccessFactors Inc.(a)(b)	173,912	998,255
Team Inc.(a)	129,788	3,595,128
TeleTech Holdings Inc.(a)	256,307	2,140,163
TNS Inc.(a)	155,152	1,456,877
TrueBlue Inc.(a)	29,636	283,617
Universal Technical Institute Inc.(a)	57,379	985,197
Valassis Communications Inc.(a)(b)	163,832	216,258
VistaPrint Ltd.(a)(b)	311,159	5,790,669

Watson Wyatt Worldwide Inc.	199,740	9,551,567
Wright Express Corp.(a)	257,319	3,242,219

		192,974,139
COMPUTERS—3.02%
CACI International Inc. Class A(a)	43,826	1,976,114
Cogo Group Inc.(a)	167,886	815,926
Compellent Technologies Inc.(a)	99,562	968,738
Cray Inc.(a)	63,215	131,487
Data Domain Inc.(a)(b)	232,033	4,362,220
Digimarc Corp.(a)	33,779	338,466
Echelon Corp.(a)(b)	209,655	1,708,688
Furmanite Corp.(a)	189,532	1,021,577
iGATE Corp.(a)	154,432	1,005,352
Immersion Corp.(a)	102,791	605,439
Integral Systems Inc.(a)	119,170	1,435,998
Isilon Systems Inc.(a)	174,903	575,431
Jack Henry & Associates Inc.	486,355	9,440,151
Limelight Networks Inc.(a)	108,996	267,040
Magma Design Automation Inc.(a)	306,221	312,345
Manhattan Associates Inc.(a)	173,320	2,740,189
Maxwell Technologies Inc.(a)(b)	129,347	655,789
Mentor Graphics Corp.(a)	42,887	221,726
MICROS Systems Inc.(a)	572,476	9,342,808
MTS Systems Corp.	42,339	1,127,911
NCI Inc. Class A(a)	46,032	1,386,944
Ness Technologies Inc.(a)	24,494	104,834
Netezza Corp.(a)	277,896	1,845,229
NetScout Systems Inc.(a)	174,133	1,501,026
Palm Inc.(a)(b)	644,975	1,980,073
Quantum Corp.(a)	816,517	293,946
Rackable Systems Inc.(a)	23,250	91,605
Radiant Systems Inc.(a)	192,870	649,972
Rimage Corp.(a)	3,903	52,339
Riverbed Technology Inc.(a)	393,809	4,485,485
Sigma Designs Inc.(a)(b)	153,632	1,459,504
SRA International Inc. Class A(a)	160,427	2,767,366
STEC Inc.(a)(b)	213,695	910,341
Stratasys Inc.(a)	145,565	1,564,824
Super Micro Computer Inc.(a)	137,392	869,691
Sykes Enterprises Inc.(a)	232,087	4,437,503
Synaptics Inc.(a)	239,814	3,971,320
Syntel Inc.	90,858	2,100,637
3D Systems Corp.(a)	112,345	892,019
3PAR Inc.(a)	190,619	1,454,423
Tyler Technologies Inc.(a)(b)	266,492	3,192,574
Virtusa Corp.(a)	44,148	248,995

		75,314,045
COSMETICS & PERSONAL CARE—0.33%
Chattem Inc.(a)(b)	113,415	8,112,575
Inter Parfums Inc.	5,569	42,770

		8,155,345
DISTRIBUTION & WHOLESALE—1.10%
Beacon Roofing Supply Inc.(a)	146,463	2,032,906
BMP Sunstone Corp.(a)(b)	144,560	805,199
Chindex International Inc.(a)	77,832	618,764
Houston Wire & Cable Co.(b)	124,233	1,156,609
MWI Veterinary Supply Inc.(a)(b)	72,198	1,946,458

Owens & Minor Inc.	263,002	9,902,025
Pool Corp.	272,201	4,891,452
ScanSource Inc.(a)	139,925	2,696,355
Watsco Inc.	87,316	3,352,934

		27,402,702
DIVERSIFIED FINANCIAL SERVICES—1.45%
Asset Acceptance Capital Corp.(a)	82,499	421,570
BGC Partners Inc. Class A	125,291	345,803
Broadpoint Securities Group Inc.(a)	28,958	86,005
Cohen & Steers Inc.	72,597	797,841
Credit Acceptance Corp.(a)(b)	26,182	358,693
Diamond Hill Investment Group Inc.	14,535	944,775
Doral Financial Corp.(a)	2,315	17,362
Duff & Phelps Corp. Class A(a)	75,055	1,435,052
Epoch Holding Corp.(b)	58,801	446,300
FCStone Group Inc.(a)	158,211	700,875
First Marblehead Corp. (The)(a)(b)	253,794	327,394
GAMCO Investors Inc. Class A	16,711	456,545
GFI Group Inc.	462,873	1,638,570
Greenhill & Co. Inc.(b)	121,766	8,495,614
Interactive Brokers Group Inc. Class A(a)(b)	285,469	5,107,040
International Assets Holding Corp.(a)	29,109	249,755
KBW Inc.(a)(b)	9,078	208,794
Knight Capital Group Inc. Class A(a)	81,082	1,309,474
Landenburg Thalmann Financial Services Inc.(a)	715,388	515,079
NewStar Financial Inc.(a)	50,951	203,294
optionsXpress Holdings Inc.	298,716	3,990,846
Portfolio Recovery Associates Inc.(a)(b)	70,284	2,378,411
Pzena Investment Management Inc. Class A(b)	41,965	177,092
Stifel Financial Corp.(a)	10,182	466,845
TradeStation Group Inc.(a)	227,234	1,465,659
U.S. Global Investors Inc. Class A(b)	75,219	367,821
Westwood Holdings Group Inc.	32,261	916,535
World Acceptance Corp.(a)	114,479	2,262,105

		36,091,149
ELECTRIC—0.81%
EnerNOC Inc.(a)(b)	6,836	50,860
ITC Holdings Corp.	347,346	15,172,073
Ormat Technologies Inc.	125,565	4,001,757
Pike Electric Corp.(a)	37,640	462,972
Synthesis Energy Systems Inc.(a)	103,428	70,331
U.S. Geothermal Inc.(a)	432,003	358,562

		20,116,555
ELECTRICAL COMPONENTS & EQUIPMENT—1.37%
Advanced Battery Technologies Inc.(a)	307,518	817,998
Advanced Energy Industries Inc.(a)	49,507	492,595
American Superconductor Corp.(a)(b)	295,444	4,818,692
Beacon Power Corp.(a)(b)	615,286	326,102
Belden Inc.	98,783	2,062,589
Capstone Turbine Corp.(a)(b)	1,218,658	1,023,673
China BAK Battery Inc.(a)	175,566	284,417
Coleman Cable Inc.(a)	39,747	180,054
Energy Conversion Devices Inc.(a)(b)	316,700	7,984,007
EnerSys Inc.(a)	57,882	636,702
Fushi Copperweld Inc.(a)	100,396	529,087
GrafTech International Ltd.(a)	691,357	5,752,090
Graham Corp.(b)	69,989	757,281

Harbin Electric Inc.(a)(b)	51,850	414,281
Insteel Industries Inc.	11,457	129,350
Littelfuse Inc.(a)	66,754	1,108,116
Medis Technologies Ltd.(a)(b)	203,906	91,758
Orion Energy Systems Inc.(a)(b)	61,611	333,316
Powell Industries Inc.(a)	48,274	1,400,911
Power-One Inc.(a)(b)	32,873	39,119
PowerSecure International Inc.(a)	119,427	392,915
Ultralife Corp.(a)	88,852	1,191,505
Universal Display Corp.(a)(b)	203,953	1,927,356
Valence Technology Inc.(a)(b)	294,941	536,793
Vicor Corp.	136,626	903,098

		34,133,805
ELECTRONICS—2.63%
American Science and Engineering Inc.	63,692	4,710,660
Analogic Corp.	94,157	2,568,603
Axsys Technologies Inc.(a)	61,629	3,380,967
Badger Meter Inc.	95,764	2,779,071
Bel Fuse Inc. Class B	5,530	117,236
Benchmark Electronics Inc.(a)	83,303	1,063,779
China Security & Surveillance Technology Inc.(a)(b)	199,532	883,927
Cogent Inc.(a)	167,653	2,275,051
Cymer Inc.(a)	52,429	1,148,719
Daktronics Inc.	231,291	2,164,884
Dionex Corp.(a)	128,568	5,766,275
FARO Technologies Inc.(a)	117,791	1,985,956
ICx Technologies Inc.(a)(b)	51,999	411,312
II-VI Inc.(a)	172,175	3,286,821
L-1 Identity Solutions Inc.(a)	59,450	400,693
LaBarge Inc.(a)	77,781	1,116,157
Multi-Fineline Electronix Inc.(a)	53,452	624,854
NVE Corp.(a)(b)	32,279	843,450
OSI Systems Inc.(a)	87,037	1,205,462
OYO Geospace Corp.(a)	28,488	497,685
Park Electrochemical Corp.	116,659	2,211,855
Plexus Corp.(a)	255,574	4,331,979
Rofin-Sinar Technologies Inc.(a)	208,303	4,286,876
Sanmina-SCI Corp.(a)	1,157,997	544,259
Sonic Solutions Inc.(a)	91,765	161,506
Taser International Inc.(a)(b)	441,386	2,330,518
Technitrol Inc.	18,326	63,774
TTM Technologies Inc.(a)	36,409	189,691
Varian Inc.(a)	197,024	6,602,274
Woodward Governor Co.	324,839	7,477,794

		65,432,088
ENERGY- ALTERNATE SOURCES—0.44%
Akeena Solar Inc.(a)(b)	144,355	248,291
Ascent Solar Technologies Inc.(a)	51,339	193,035
Aventine Renewable Energy Holdings Inc.(a)	62,570	40,670
Clean Energy Fuels Corp.(a)(b)	174,356	1,053,110
Comverge Inc.(a)	144,804	709,540
Ener1 Inc.(a)(b)	284,268	2,032,516
Evergreen Energy Inc.(a)(b)	599,921	173,977
Evergreen Solar Inc.(a)(b)	1,011,457	3,226,548
FuelCell Energy Inc.(a)(b)	484,233	1,878,824
GreenHunter Energy Inc.(a)(b)	29,315	144,230
GT Solar International Inc.(a)	143,567	414,909
Headwaters Inc.(a)	42,245	285,154

Pacific Ethanol Inc.(a)(b)	240,943	106,015
Quantum Fuel Systems Technologies Worldwide Inc.(a)	573,798	487,728

		10,994,547
ENGINEERING & CONSTRUCTION—0.59%
EMCOR Group Inc.(a)	184,893	4,147,150
ENGlobal Corp.(a)	188,458	612,488
Layne Christensen Co.(a)	29,978	719,772
Orion Marine Group Inc.(a)	153,113	1,479,072
Perini Corp.(a)	143,670	3,359,005
Stanley Inc.(a)	62,369	2,259,005
Sterling Construction Co. Inc.(a)	54,574	1,011,802
VSE Corp.	28,424	1,115,074

		14,703,368
ENTERTAINMENT—0.85%
Bally Technologies Inc.(a)	384,531	9,240,280
Cinemark Holdings Inc.	75,132	558,231
Dover Downs Gaming & Entertainment Inc.	99,286	315,729
Dover Motorsports Inc.	104,207	135,469
Elixir Gaming Technologies Inc.(a)	465,282	60,487
Great Wolf Resorts Inc.(a)	19,436	29,931
Macrovision Solutions Corp.(a)	43,459	549,756
National CineMedia Inc.	295,384	2,995,194
Ricks Cabaret International Inc.(a)(b)	45,551	181,748
Shuffle Master Inc.(a)	374,613	1,858,080
Vail Resorts Inc.(a)(b)	196,959	5,239,109

		21,164,014
ENVIRONMENTAL CONTROL—2.23%
American Ecology Corp.	115,040	2,327,259
Calgon Carbon Corp.(a)	380,509	5,844,618
Casella Waste Systems Inc. Class A(a)	88,393	360,643
Clean Harbors Inc.(a)	138,888	8,811,055
Darling International Inc.(a)	572,046	3,140,533
Energy Recovery Inc.(a)(b)	70,007	530,653
EnergySolutions Inc.	232,332	1,312,676
Fuel Tech Inc.(a)(b)	131,926	1,397,096
Metalico Inc.(a)(b)	168,503	261,180
Met-Pro Corp.	105,412	1,404,088
Mine Safety Appliances Co.	76,883	1,838,273
Rentech Inc.(a)(b)	1,160,794	789,340
Tetra Tech Inc.(a)	413,643	9,989,478
Waste Connections Inc.(a)	559,939	17,677,274

		55,684,166
FOOD—1.30%
American Dairy Inc.(a)	35,896	539,876
Arden Group Inc. Class A	7,470	941,220
Calavo Growers Inc.	73,532	845,618
Cal-Maine Foods Inc.(b)	82,988	2,381,756
Diamond Foods Inc.	112,363	2,264,114
Flowers Foods Inc.	327,326	7,973,661
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	88,609	555,578
Hain Celestial Group Inc.(a)	31,647	604,141
HQ Sustainable Maritime Industries Inc.(a)	45,979	360,016
Lance Inc.	40,427	927,395
Lifeway Foods Inc.(a)	33,169	297,858
M&F Worldwide Corp.(a)	4,828	74,593

Ralcorp Holdings Inc.(a)	40,624	2,372,442
Ruddick Corp.	16,708	461,976
Sanderson Farms Inc.	23,183	801,204
Smart Balance Inc.(a)	338,601	2,302,487
Spartan Stores Inc.	18,945	440,471
Tootsie Roll Industries Inc.	56,313	1,442,176
United Natural Foods Inc.(a)	93,213	1,661,056
Winn-Dixie Stores Inc.(a)	219,614	3,535,785
Zhongpin Inc.(a)	130,132	1,561,584

		32,345,007
FOREST PRODUCTS & PAPER—0.39%
Clearwater Paper Corp.(a)	28,676	240,592
Deltic Timber Corp.	73,895	3,380,696
Potlatch Corp.	100,414	2,611,768
Rock-Tenn Co. Class A	100,781	3,444,695
Xerium Technologies Inc.(a)	147,073	97,068

		9,774,819
HAND & MACHINE TOOLS—0.20%
Franklin Electric Co. Inc.	98,159	2,759,249
K-Tron International Inc.(a)	17,121	1,367,968
Raser Technologies Inc.(a)(b)	196,637	733,456
Thermadyne Holdings Corp.(a)	19,698	135,325

		4,995,998
HEALTH CARE - PRODUCTS—7.73%
Abaxis Inc.(a)	153,229	2,456,261
ABIOMED Inc.(a)(b)	239,153	3,926,892
Accuray Inc.(a)(b)	251,854	1,299,567
Align Technology Inc.(a)	436,428	3,818,745
Alphatec Holdings Inc.(a)	171,398	402,785
American Medical Systems Holdings Inc.(a)(b)	510,377	4,588,289
AngioDynamics Inc.(a)	70,949	971,292
ArthroCare Corp.(a)	187,065	892,300
Atrion Corp.	10,397	1,009,549
Bruker Corp.(a)	356,278	1,439,363
CardioNet Inc.(a)	31,995	788,677
Cepheid Inc.(a)(b)	401,497	4,167,539
Clinical Data Inc.(a)	75,457	671,567
Columbia Laboratories Inc.(a)(b)	328,774	417,543
Conceptus Inc.(a)	213,302	3,246,456
CONMED Corp.(a)	15,446	369,777
Cyberonics Inc.(a)	166,748	2,763,014
Cynosure Inc. Class A(a)	67,097	612,596
Datascope Corp.	86,450	4,516,148
DexCom Inc.(a)	187,030	516,203
ev3 Inc.(a)	97,739	596,208
Exactech Inc.(a)	52,944	891,577
Haemonetics Corp.(a)	180,777	10,213,900
Hansen Medical Inc.(a)(b)	119,082	859,772
ICU Medical Inc.(a)	39,077	1,295,012
Immucor Inc.(a)	492,257	13,084,191
Insulet Corp.(a)	127,882	987,249
Invacare Corp.	41,175	639,036
IRIS International Inc.(a)	128,934	1,797,340
Kensey Nash Corp.(a)	50,576	981,680
Luminex Corp.(a)	289,235	6,178,060
Masimo Corp.(a)	323,794	9,658,775
Medical Action Industries Inc.(a)	37,072	370,720

Mentor Corp.	237,339	7,340,895
Meridian Bioscience Inc.	281,966	7,181,674
Merit Medical Systems Inc.(a)	193,662	3,472,360
Metabolix Inc.(a)(b)	133,722	1,700,944
Microvision Inc.(a)	472,026	793,004
Micrus Endovascular Corp.(a)	109,338	1,269,414
Natus Medical Inc.(a)	193,778	2,509,425
NuVasive Inc.(a)(b)	250,022	8,663,262
NxStage Medical Inc.(a)(b)	106,313	283,856
OraSure Technologies Inc.(a)	309,584	1,139,269
Orthofix International NV(a)	40,379	619,010
Orthovita Inc.(a)	469,244	1,590,737
PSS World Medical Inc.(a)(b)	435,378	8,193,814
Quidel Corp.(a)	197,974	2,587,520
Sirona Dental Systems Inc.(a)(b)	112,764	1,184,022
Somanetics Corp.(a)	85,052	1,404,209
SonoSite Inc.(a)	118,115	2,253,634
Spectranetics Corp.(a)	220,494	575,489
Stereotaxis Inc.(a)(b)	192,078	845,143
Steris Corp.	411,530	9,831,452
SurModics Inc.(a)(b)	108,491	2,741,568
Symmetry Medical Inc.(a)	73,964	589,493
Synovis Life Technologies Inc.(a)	87,195	1,634,034
Thoratec Corp.(a)	382,884	12,439,901
TomoTherapy Inc.(a)	270,241	643,174
TranS1 Inc.(a)(b)	84,157	606,772
Vision-Sciences Inc.(a)(b)	115,505	176,723
Vital Images Inc.(a)	57,179	795,360
VNUS Medical Technologies Inc.(a)	91,012	1,476,215
Volcano Corp.(a)	332,617	4,989,255
West Pharmaceutical Services Inc.	227,264	8,583,761
Wright Medical Group Inc.(a)	260,823	5,328,614
Zoll Medical Corp.(a)	146,915	2,775,224

		192,647,310
HEALTH CARE - SERVICES—2.16%
Air Methods Corp.(a)	74,878	1,197,299
Alliance Imaging Inc.(a)	164,906	1,314,301
Almost Family Inc.(a)	44,887	2,019,017
Amedisys Inc.(a)(b)	186,014	7,689,819
Assisted Living Concepts Inc.(a)	210,932	875,368
athenahealth Inc.(a)	145,006	5,455,126
Bio-Reference Laboratories Inc.(a)	80,730	2,117,548
Capital Senior Living Corp.(a)	9,925	29,576
Centene Corp.(a)	24,583	484,531
Emeritus Corp.(a)	139,941	1,403,608
Ensign Group Inc. (The)	3,606	60,364
Five Star Quality Care Inc.(a)	12,679	19,399
Genoptix Inc.(a)	58,268	1,985,773
Gentiva Health Services Inc.(a)	76,548	2,239,794
Healthways Inc.(a)	246,374	2,828,374
IPC The Hospitalist Co. Inc.(a)	39,863	670,894
LHC Group Inc.(a)	102,916	3,704,976
Life Sciences Research Inc.(a)	61,333	576,530
National Healthcare Corp.	52,407	2,653,890
NightHawk Radiology Holdings Inc.(a)(b)	14,781	71,836
Odyssey Healthcare Inc.(a)	49,754	460,225
Psychiatric Solutions Inc.(a)(b)	389,541	10,848,717
RadNet Inc.(a)	139,369	466,886
Sun Healthcare Group Inc.(a)	303,947	2,689,931

Sunrise Senior Living Inc.(a)	278,349	467,626
U.S. Physical Therapy Inc.(a)	83,583	1,114,161
Virtual Radiologic Corp.(a)(b)	46,902	397,729

		53,843,298
HOME BUILDERS—0.10%
AMREP Corp.(a)	942	29,466
Cavco Industries Inc.(a)	35,245	947,738
Champion Enterprises Inc.(a)	264,586	148,168
Fleetwood Enterprises Inc.(a)	529,070	52,907
Winnebago Industries Inc.(b)	202,741	1,222,528

		2,400,807
HOME FURNISHINGS—0.49%
American Woodmark Corp.	58,184	1,060,694
DTS Inc.(a)(b)	124,676	2,287,805
Hooker Furniture Corp.	3,847	29,468
Tempur-Pedic International Inc.(b)	324,978	2,304,094
TiVo Inc.(a)	718,243	5,142,620
Universal Electronics Inc.(a)	92,643	1,502,669

		12,327,350
HOUSEHOLD PRODUCTS & WARES—0.68%
Fossil Inc.(a)	318,659	5,321,605
Standard Register Co. (The)	31,313	279,625
Tupperware Brands Corp.	435,688	9,890,118
WD-40 Co.	53,693	1,518,975

		17,010,323
HOUSEWARES—0.01%
Libbey Inc.	85,509	106,886
National Presto Industries Inc.	2,675	205,975

		312,861
INSURANCE—0.51%
AmTrust Financial Services Inc.	6,224	72,198
Argo Group International Holdings Ltd.(a)	75,256	2,552,684
eHealth Inc.(a)	175,471	2,330,255
Employers Holdings Inc.	18,988	313,302
Enstar Group Ltd.(a)	22,750	1,345,435
First Mercury Financial Corp.(a)	18,561	264,680
Life Partners Holdings Inc.	37,169	1,622,055
Primus Guaranty Ltd.(a)(b)	79,051	90,118
Tower Group Inc.	142,002	4,005,876

		12,596,603
INTERNET—4.54%
Ariba Inc.(a)	516,384	3,723,129
Art Technology Group Inc.(a)	911,867	1,759,903
AsiaInfo Holdings Inc.(a)	244,235	2,891,742
Bidz.com Inc.(a)(b)	40,316	185,454
Blue Coat Systems Inc.(a)	232,948	1,956,763
Blue Nile Inc.(a)(b)	93,923	2,300,174
China Information Security Technology Inc.(a)	157,383	566,579
Chordiant Software Inc.(a)	211,762	563,287
Cogent Communications Group Inc.(a)(b)	314,203	2,051,746
comScore Inc.(a)	127,071	1,620,155
Constant Contact Inc.(a)(b)	143,795	1,905,284
CyberSource Corp.(a)	484,717	5,811,757
DealerTrack Holdings Inc.(a)	204,505	2,431,564

Dice Holdings Inc.(a)	111,699	455,732
Digital River Inc.(a)(b)	260,565	6,462,012
Drugstore.com Inc.(a)	574,030	711,797
EarthLink Inc.(a)(b)	773,322	5,227,657
Entrust Inc.(a)	433,263	684,556
eResearch Technology Inc.(a)(b)	304,805	2,020,857
Global Sources Ltd.(a)	113,879	620,641
GSI Commerce Inc.(a)	165,841	1,744,647
HSW International Inc.(a)	82,623	31,397
InfoSpace Inc.	140,397	1,059,997
Internap Network Services Corp.(a)	175,402	438,505
Internet Brands Inc. Class A(a)	67,331	391,866
Internet Capital Group Inc.(a)	168,006	915,633
Interwoven Inc.(a)	270,503	3,408,338
j2 Global Communications Inc.(a)	311,646	6,245,386
Keynote Systems Inc.(a)	18,203	140,345
Knot Inc. (The)(a)	197,248	1,641,103
Liquidity Services Inc.(a)	103,336	860,789
LoopNet Inc.(a)	207,777	1,417,039
MercadoLibre Inc.(a)(b)	179,912	2,952,356
Move Inc.(a)	898,622	1,437,795
NetFlix Inc.(a)(b)	283,612	8,477,163
NIC Inc.	278,437	1,280,810
NutriSystem Inc.	214,758	3,133,319
1-800-FLOWERS.COM Inc.(a)	185,099	707,078
Online Resources Corp.(a)	201,704	956,077
Orbitz Worldwide Inc.(a)	15,796	61,288
Overstock.com Inc.(a)	107,571	1,159,615
PCTEL Inc.	83,221	546,762
Rackspace Hosting Inc.(a)	89,496	481,488
RealNetworks Inc.(a)	242,627	856,473
RightNow Technologies Inc.(a)	194,255	1,501,591
S1 Corp.(a)	247,795	1,955,103
Safeguard Scientifics Inc.(a)	64,320	44,381
Sapient Corp.(a)	617,282	2,740,732
Shutterfly Inc.(a)	137,633	962,055
SonicWALL Inc.(a)	46,111	183,522
Sourcefire Inc.(a)	110,925	621,180
Stamps.com Inc.(a)	78,571	772,353
SupportSoft Inc.(a)	225,422	502,691
TechTarget Inc.(a)	99,664	430,548
TeleCommunication Systems Inc.(a)	236,897	2,034,945
Terremark Worldwide Inc.(a)	368,620	1,433,932
TheStreet.com Inc.	75,667	219,434
thinkorswim Group Inc.(a)	366,245	2,058,297
ValueClick Inc.(a)	608,175	4,159,917
Vasco Data Security International Inc.(a)	189,957	1,962,256
Vignette Corp.(a)	93,129	876,344
Vocus Inc.(a)(b)	112,404	2,046,877
Web.com Group Inc.(a)	43,555	159,411
Websense Inc.(a)	287,309	4,301,016

		113,262,643
INVESTMENT COMPANIES—0.00%
Fifth Street Finance Corp.	13,961	105,406

		105,406
IRON & STEEL—0.06%
General Steel Holdings Inc.(a)(b)	76,306	300,646
Olympic Steel Inc.	47,535	968,288

Sutor Technology Group Ltd.(a)	28,223	65,195
Universal Stainless & Alloy Products Inc.(a)	4,244	61,496

		1,395,625
LEISURE TIME—0.77%
Ambassadors Group Inc.	133,262	1,226,010
Life Time Fitness Inc.(a)(b)	245,737	3,182,294
Marine Products Corp.	23,182	130,283
Polaris Industries Inc.(b)	204,096	5,847,350
Town Sports International Holdings Inc.(a)	123,721	394,670
WMS Industries Inc.(a)(b)	308,459	8,297,547

		19,078,154
LODGING—0.05%
Monarch Casino & Resort Inc.(a)	33,899	394,923
Morgans Hotel Group Co.(a)	157,061	731,904
Riviera Holdings Corp.(a)	55,253	165,759

		1,292,586
MACHINERY—2.28%
Altra Holdings Inc.(a)	187,503	1,483,149
Applied Industrial Technologies Inc.	89,958	1,702,005
Astec Industries Inc.(a)	116,943	3,663,824
Bolt Technology Corp.(a)	60,620	421,915
Chart Industries Inc.(a)	198,387	2,108,854
Cognex Corp.	278,187	4,117,168
Columbus McKinnon Corp.(a)	14,401	196,574
DXP Enterprises Inc.(a)	50,588	739,091
Flow International Corp.(a)	261,904	633,808
Gorman-Rupp Co. (The)	100,918	3,140,568
Intermec Inc.(a)	432,510	5,743,733
iRobot Corp.(a)(b)	125,123	1,129,861
Key Technology Inc.(a)	37,234	703,350
Lindsay Corp.(b)	83,828	2,664,892
Middleby Corp. (The)(a)(b)	118,899	3,242,376
Nordson Corp.	236,818	7,646,853
Presstek Inc.(a)	189,493	608,273
Robbins & Myers Inc.	115,272	1,863,948
Sauer-Danfoss Inc.	69,559	608,641
Tennant Co.	108,678	1,673,641
TurboChef Technologies Inc.(a)	169,389	831,700
Twin Disc Inc.	6,478	44,633
Wabtec Corp.	295,653	11,752,207

		56,721,064
MANUFACTURING—2.63%
Actuant Corp. Class A	353,883	6,730,855
Acuity Brands Inc.	247,184	8,629,193
American Railcar Industries Inc.	50,772	534,629
Ameron International Corp.	13,726	863,640
AZZ Inc.(a)	34,385	863,064
Barnes Group Inc.	335,618	4,866,461
China Fire & Security Group Inc.(a)	99,350	676,574
CLARCOR Inc.	219,109	7,270,037
Colfax Corp.(a)	153,157	1,591,301
EnPro Industries Inc.(a)	16,724	360,235
ESCO Technologies Inc.(a)	182,373	7,468,174
Flanders Corp.(a)	110,442	517,973
FreightCar America Inc.	9,155	167,262
GenTek Inc.(a)	49,143	739,602

Hexcel Corp.(a)	673,870	4,979,899
Koppers Holdings Inc.	8,854	191,423
Lancaster Colony Corp.	142,078	4,873,275
LSB Industries Inc.(a)	80,619	670,750
Matthews International Corp. Class A	207,406	7,607,652
Myers Industries Inc.	114,575	916,600
PMFG Inc.(a)	91,595	875,648
Polypore International Inc.(a)	111,008	839,220
Raven Industries Inc.	112,029	2,699,899
Smith & Wesson Holding Corp.(a)	271,145	615,499

		65,548,865
MEDIA—0.30%
Charter Communications Inc. Class A(a)(b)	1,170,344	95,734
CKX Inc.(a)	211,145	774,902
Crown Media Holdings Inc. Class A(a)(b)	32,255	91,927
DG FastChannel Inc.(a)	111,334	1,389,448
Dolan Media Co.(a)	181,353	1,195,116
Entravision Communications Corp.(a)	211,540	330,002
Global Traffic Network Inc.(a)	81,271	474,623
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	179,398	466,435
Playboy Enterprises Inc. Class B(a)	84,620	182,779
RHI Entertainment Inc.(a)	15,079	122,441
Sinclair Broadcast Group Inc. Class A	118,990	368,869
Value Line Inc.	9,168	316,479
World Wrestling Entertainment Inc.	149,571	1,657,247

		7,466,002
METAL FABRICATE & HARDWARE—0.84%
Ampco-Pittsburgh Corp.	42,291	917,715
CIRCOR International Inc.	101,430	2,789,325
Dynamic Materials Corp.	89,340	1,725,155
Haynes International Inc.(a)	20,800	512,096
Kaydon Corp.	240,887	8,274,468
Mueller Industries Inc.	18,487	463,654
NN Inc.	91,588	209,737
Omega Flex Inc.	21,399	448,095
RBC Bearings Inc.(a)	153,561	3,114,217
Sun Hydraulics Corp.	82,213	1,548,893
Worthington Industries Inc.	80,860	891,077

		20,894,432
MINING—0.48%
Allied Nevada Gold Corp.(a)	277,968	1,406,518
AMCOL International Corp.	59,717	1,251,071
Apex Silver Mines Ltd.(a)(b)	81,316	79,690
Compass Minerals International Inc.	119,143	6,988,928
General Moly Inc.(a)(b)	355,151	419,078
Stillwater Mining Co.(a)	77,653	383,606
United States Lime & Minerals Inc.(a)	6,858	164,249
Uranium Resources Inc.(a)	279,429	215,160
USEC Inc.(a)(b)	242,714	1,089,786

		11,998,086
OFFICE FURNISHINGS—0.31%
Herman Miller Inc.	215,443	2,807,222
HNI Corp.(b)	26,813	424,718
Interface Inc. Class A	377,243	1,750,408
Knoll Inc.	307,092	2,769,970

		7,752,318

OIL & GAS—4.18%
Abraxas Petroleum Corp.(a)(b)	295,758	212,946
American Oil & Gas Inc.(a)	61,286	49,029
Apco Argentina Inc.	26,305	700,502
Approach Resources Inc.(a)	63,090	461,188
Arena Resources Inc.(a)	266,518	7,486,491
Atlas America Inc.	243,446	3,615,173
ATP Oil & Gas Corp.(a)(b)	195,655	1,144,582
Berry Petroleum Co. Class A	190,019	1,436,544
Bill Barrett Corp.(a)(b)	119,045	2,515,421
BMB Munai Inc.(a)	21,102	29,332
BPZ Resources Inc.(a)(b)	421,005	2,694,432
Cano Petroleum Inc.(a)	328,093	144,361
Carrizo Oil & Gas Inc.(a)(b)	192,079	3,092,472
Cheniere Energy Inc.(a)(b)	264,603	754,119
Clayton Williams Energy Inc.(a)	38,261	1,738,580
Comstock Resources Inc.(a)	320,141	15,126,662
Concho Resources Inc.(a)	388,754	8,871,366
Contango Oil & Gas Co.(a)	92,245	5,193,394
Crosstex Energy Inc.	283,084	1,104,028
CVR Energy Inc.(a)	160,156	640,624
Delta Petroleum Corp.(a)(b)	436,659	2,078,497
Double Eagle Petroleum Co.(a)	57,859	406,170
Endeavour International Corp.(a)	795,777	397,889
Energy Partners Ltd.(a)	222,349	300,171
Energy XXI (Bermuda) Ltd.	51,595	40,760
EXCO Resources Inc.(a)	987,639	8,948,009
FX Energy Inc.(a)	285,023	795,214
Gasco Energy Inc.(a)(b)	652,313	254,402
GeoGlobal Resources Inc.(a)(b)	260,889	417,422
GeoMet Inc.(a)	16,397	28,203
GeoResources Inc.(a)	42,233	367,005
GMX Resources Inc.(a)	45,380	1,149,022
Goodrich Petroleum Corp.(a)(b)	158,615	4,750,519
Gran Tierra Energy Inc.(a)	1,559,998	4,367,994
Gulfport Energy Corp.(a)	58,308	230,317
Houston American Energy Corp.	105,412	356,293
McMoRan Exploration Co.(a)(b)	420,965	4,125,457
Northern Oil and Gas Inc.(a)	148,513	386,134
Oilsands Quest Inc.(a)(b)	137,643	100,479
Panhandle Oil and Gas Inc.	51,110	919,980
Parallel Petroleum Corp.(a)	288,597	580,080
Parker Drilling Co.(a)	142,787	414,082
Penn Virginia Corp.	292,371	7,595,799
Petroleum Development Corp.(a)	104,034	2,504,098
PetroQuest Energy Inc.(a)	148,091	1,001,095
Pioneer Drilling Co.(a)	44,501	247,871
Precision Drilling Trust(b)	48,002	402,737
PrimeEnergy Corp.(a)	6,245	324,428
Quest Resource Corp.(a)	177,271	77,999
RAM Energy Resources Inc.(a)	161,239	141,890
Rex Energy Corp.(a)	116,809	343,418
Stone Energy Corp.(a)	22,274	245,459
SulphCo Inc.(a)(b)	378,023	355,342
Tri-Valley Corp.(a)(b)	154,330	277,794
VAALCO Energy Inc.(a)	129,135	960,764
Venoco Inc.(a)	140,917	381,885
Warren Resources Inc.(a)	408,288	812,493

		104,098,417

OIL & GAS SERVICES—1.20%
Basic Energy Services Inc.(a)	289,300	3,772,472
Cal Dive International Inc.(a)	21,791	141,859
CARBO Ceramics Inc.	144,002	5,116,391
Dawson Geophysical Co.(a)	35,465	631,632
Dril-Quip Inc.(a)	217,939	4,469,929
Flotek Industries Inc.(a)(b)	157,884	397,868
Geokinetics Inc.(a)	17,921	44,265
Gulf Island Fabrication Inc.	86,644	1,248,540
ION Geophysical Corp.(a)	626,855	2,150,113
Lufkin Industries Inc.	35,348	1,219,506
Matrix Service Co.(a)	183,319	1,406,057
Mitcham Industries Inc.(a)	69,173	274,617
NATCO Group Inc. Class A(a)(b)	140,205	2,128,312
Natural Gas Services Group Inc.(a)	86,430	875,536
RPC Inc.	202,829	1,979,611
Superior Well Services Inc.(a)	78,329	783,290
T-3 Energy Services Inc.(a)	87,637	827,293
Union Drilling Inc.(a)	33,442	173,564
Willbros Group Inc.(a)	272,840	2,310,955

		29,951,810
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	37,195	653,888
BWAY Holding Co.(a)	39,096	311,204
Graphic Packaging Holding Co.(a)	1,007,612	1,148,678
Silgan Holdings Inc.	88,782	4,244,667

		6,358,437
PHARMACEUTICALS—7.43%
ACADIA Pharmaceuticals Inc.(a)	236,072	212,465
Accelrys Inc.(a)	184,155	802,916
Acura Pharmaceuticals Inc.(a)(b)	55,986	410,937
Adolor Corp.(a)	322,041	534,588
Akorn Inc.(a)	402,341	925,384
Alexza Pharmaceuticals Inc.(a)	169,109	536,076
Alkermes Inc.(a)	671,772	7,154,372
Allos Therapeutics Inc.(a)	372,575	2,280,159
Alnylam Pharmaceuticals Inc.(a)	250,090	6,184,726
Amicus Therapeutics Inc.(a)	33,505	267,370
Ardea Biosciences Inc.(a)(b)	84,488	1,011,321
Array BioPharma Inc.(a)(b)	335,991	1,360,764
Auxilium Pharmaceuticals Inc.(a)(b)	289,261	8,226,583
Biodel Inc.(a)	75,975	366,200
BioForm Medical Inc.(a)(b)	120,845	109,969
Cadence Pharmaceuticals Inc.(a)	141,785	1,025,106
Caraco Pharmaceutical Laboratories Ltd.(a)	77,329	457,788
Catalyst Health Solutions Inc.(a)	231,311	5,632,423
China Sky One Medical Inc.(a)	55,270	883,767
Cubist Pharmaceuticals Inc.(a)(b)	396,356	9,575,961
CV Therapeutics Inc.(a)(b)	426,392	3,927,070
Cypress Bioscience Inc.(a)(b)	214,106	1,464,485
Dendreon Corp.(a)(b)	657,292	3,010,397
Depomed Inc.(a)	339,830	560,720
Discovery Laboratories Inc.(a)	673,474	754,291
DURECT Corp.(a)	575,230	1,950,030
Dyax Corp.(a)	391,022	1,423,320
Emergent BioSolutions Inc.(a)	70,239	1,833,940
Idenix Pharmaceuticals Inc.(a)(b)	177,333	1,026,758

I-Flow Corp.(a)	151,353	726,494
Indevus Pharmaceuticals Inc.(a)	548,410	1,722,007
Inspire Pharmaceuticals Inc.(a)	299,198	1,077,113
Isis Pharmaceuticals Inc.(a)	634,300	8,994,374
Javelin Pharmaceuticals Inc.(a)	337,994	422,493
Jazz Pharmaceuticals Inc.(a)	23,731	45,801
K-V Pharmaceutical Co. Class A(a)(b)	231,433	666,527
Ligand Pharmaceuticals Inc. Class B(a)	722,719	1,980,250
Mannatech Inc.(b)	16,906	41,420
MannKind Corp.(a)(b)	194,147	665,924
MAP Pharmaceuticals Inc.(a)	53,682	374,700
Medarex Inc.(a)	898,998	5,016,409
Medicines Co. (The)(a)	364,828	5,373,916
Medicis Pharmaceutical Corp. Class A	395,906	5,503,093
Medivation Inc.(a)	179,068	2,609,021
MiddleBrook Pharmaceuticals Inc.(a)	246,566	369,849
Nabi Biopharmaceuticals(a)	31,022	103,924
Neogen Corp.(a)	101,291	2,530,249
Neurocrine Biosciences Inc.(a)	267,003	854,410
Noven Pharmaceuticals Inc.(a)	175,705	1,932,755
NPS Pharmaceuticals Inc.(a)	332,527	2,064,993
Obagi Medical Products Inc.(a)	125,280	934,589
Onyx Pharmaceuticals Inc.(a)(b)	390,632	13,343,989
Opko Health Inc.(a)(b)	329,751	534,197
OSI Pharmaceuticals Inc.(a)	401,988	15,697,631
Osiris Therapeutics Inc.(a)(b)	104,960	2,011,034
Pain Therapeutics Inc.(a)(b)	240,240	1,422,221
PetMed Express Inc.(a)	167,029	2,944,721
Pharmasset Inc.(a)	118,117	1,548,514
POZEN Inc.(a)(b)	181,747	916,005
Progenics Pharmaceuticals Inc.(a)	188,035	1,938,641
Questcor Pharmaceuticals Inc.(a)	355,527	3,309,956
Rigel Pharmaceuticals Inc.(a)	255,772	2,046,176
Schiff Nutrition International Inc.(a)	3,959	23,635
Star Scientific Inc.(a)(b)	92,625	354,754
Sucampo Pharmaceuticals Inc.(a)	62,732	360,709
Synta Pharmaceuticals Corp.(a)(b)	119,533	731,542
Synutra International Inc.(a)(b)	72,644	800,537
Targacept Inc.(a)	124,625	443,665
Theravance Inc.(a)(b)	363,797	4,507,445
United Therapeutics Corp.(a)	158,250	9,898,538
USANA Health Sciences Inc.(a)(b)	46,404	1,588,873
Valeant Pharmaceuticals International(a)(b)	214,508	4,912,233
VIVUS Inc.(a)	484,519	2,577,641
XenoPort Inc.(a)	177,163	4,443,248
Zymogenetics Inc.(a)(b)	260,215	780,645

		185,056,747
REAL ESTATE—0.06%
Consolidated-Tomoka Land Co.	25,427	971,057
Forestar Group Inc.(a)	18,388	175,054
Grubb & Ellis Co.	200,222	248,275
Thomas Properties Group Inc.	32,132	83,222

		1,477,608
REAL ESTATE INVESTMENT TRUSTS—1.66%
Acadia Realty Trust	110,551	1,577,563
Alexander’s Inc.	9,046	2,305,825
Associated Estates Realty Corp.	57,622	526,089
Cousins Properties Inc.	150,766	2,088,109

DuPont Fabros Technology Inc.	51,046	105,665
EastGroup Properties Inc.	55,274	1,966,649
Equity Lifestyle Properties Inc.	91,545	3,511,666
Highwoods Properties Inc.	24,385	667,174
Home Properties Inc.	95,341	3,870,845
Inland Real Estate Corp.(b)	129,588	1,682,052
Mid-America Apartment Communities Inc.	111,190	4,131,820
Omega Healthcare Investors Inc.	67,955	1,085,241
PS Business Parks Inc.	30,195	1,348,509
Saul Centers Inc.	42,569	1,681,476
Sun Communities Inc.	72,512	1,015,168
Tanger Factory Outlet Centers Inc.(b)	221,719	8,341,069
Universal Health Realty Income Trust	10,110	332,720
Washington Real Estate Investment Trust(b)	183,690	5,198,427

		41,436,067
RETAIL—4.93%
Aeropostale Inc.(a)(b)	470,191	7,570,075
AFC Enterprises Inc.(a)	92,903	435,715
Aristotle Corp. (The)(a)	8,181	29,697
Bebe Stores Inc.	62,508	466,935
BJ’s Restaurants Inc.(a)(b)	96,279	1,036,925
Borders Group Inc.(a)	219,208	87,683
Buckle Inc. (The)	163,773	3,573,527
Buffalo Wild Wings Inc.(a)(b)	125,004	3,206,353
Cache Inc.(a)	47,759	96,473
California Pizza Kitchen Inc.(a)	109,925	1,178,396
Cash America International Inc.	89,759	2,454,909
Cato Corp. Class A	36,088	544,929
CEC Entertainment Inc.(a)	123,756	3,001,083
Charlotte Russe Holding Inc.(a)	22,246	144,377
Cheesecake Factory Inc. (The)(a)	420,055	4,242,556
Chico’s FAS Inc.(a)	388,427	1,623,625
Christopher & Banks Corp.	168,569	943,986
Citi Trends Inc.(a)	100,018	1,472,265
CKE Restaurants Inc.	368,289	3,196,749
Coldwater Creek Inc.(a)	397,389	1,132,559
Cracker Barrel Old Country Store Inc.	105,929	2,181,078
Denny’s Corp.(a)	662,998	1,319,366
DineEquity Inc.(b)	122,555	1,416,736
DSW Inc. Class A(a)(b)	52,736	657,091
Einstein Noah Restaurant Group Inc.(a)	15,836	91,057
EZCORP Inc.(a)	269,382	4,097,300
FGX International Holdings Ltd.(a)	97,009	1,332,904
Finish Line Inc. (The) Class A	95,187	533,047
First Cash Financial Services Inc.(a)	129,956	2,476,961
Fuqi International Inc.(a)	69,524	435,220
Haverty Furniture Companies Inc.	33,306	310,745
hhgregg Inc.(a)	86,697	752,530
Hibbett Sports Inc.(a)(b)	199,901	3,140,445
J. Crew Group Inc.(a)(b)	297,894	3,634,307
Jack in the Box Inc.(a)	256,037	5,655,857
Jos. A. Bank Clothiers Inc.(a)	26,683	697,760
Krispy Kreme Doughnuts Inc.(a)(b)	394,892	663,419
lululemon athletica inc.(a)(b)	135,865	1,077,409
Lumber Liquidators Inc.(a)	65,190	688,406
Men’s Wearhouse Inc. (The)	41,342	559,771
New York & Co. Inc.(a)	25,363	58,842
99 Cents Only Stores(a)(b)	182,936	1,999,490
Nu Skin Enterprises Inc. Class A	230,386	2,402,926

P.F. Chang’s China Bistro Inc.(a)(b)	157,913	3,306,698
Pantry Inc. (The)(a)	27,133	582,003
Papa John’s International Inc.(a)(b)	119,239	2,197,575
PC Mall Inc.(a)	62,430	250,344
Pier 1 Imports Inc.(a)	100,864	37,320
PriceSmart Inc.	101,068	2,088,065
Red Robin Gourmet Burgers Inc.(a)(b)	97,464	1,640,319
Retail Ventures Inc.(a)	10,054	34,887
Ruth’s Hospitality Group Inc.(a)	76,943	106,181
Sally Beauty Co. Inc.(a)	616,729	3,509,188
Sonic Corp.(a)(b)	354,586	4,315,312
Systemax Inc.	30,913	332,933
Texas Roadhouse Inc. Class A(a)(b)	347,408	2,692,412
Titan Machinery Inc.(a)(b)	51,379	722,389
Tractor Supply Co.(a)(b)	175,311	6,335,740
Tween Brands Inc.(a)	142,032	613,578
Ulta Salon Cosmetics & Fragrance Inc.(a)	142,844	1,182,748
Under Armour Inc. Class A(a)(b)	231,659	5,522,751
Wendy’s/Arby’s Group Inc. Class A	2,405,184	11,881,609
Wet Seal Inc. Class A(a)	650,579	1,932,220
Zumiez Inc.(a)	136,977	1,020,479

		122,926,235
SAVINGS & LOANS—0.13%
Danvers Bancorp Inc.	55,923	747,691
Oritani Financial Corp.(a)	74,244	1,251,011
ViewPoint Financial Group	71,400	1,145,970

		3,144,672
SEMICONDUCTORS—3.19%
Actel Corp.(a)	9,123	106,922
Advanced Analogic Technologies Inc.(a)	321,645	971,368
Amkor Technology Inc.(a)	97,463	212,469
ANADIGICS Inc.(a)	436,174	645,538
Applied Micro Circuits Corp.(a)	146,158	574,401
Asyst Technologies Inc.(a)	40,234	10,059
ATMI Inc.(a)	226,387	3,493,151
AuthenTec Inc.(a)	174,970	292,200
Cabot Microelectronics Corp.(a)	164,835	4,297,248
Cavium Networks Inc.(a)(b)	213,044	2,239,092
CEVA Inc.(a)	105,372	737,604
Cirrus Logic Inc.(a)	308,247	826,102
Cohu Inc.	11,462	139,263
Diodes Inc.(a)(b)	202,419	1,226,659
EMCORE Corp.(a)(b)	518,523	674,080
Entegris Inc.(a)	47,036	103,009
Entropic Communications Inc.(a)	55,644	27,822
Exar Corp.(a)	24,376	162,588
FormFactor Inc.(a)	207,966	3,036,304
Hittite Microwave Corp.(a)	137,177	4,041,234
IPG Photonics Corp.(a)	135,644	1,787,788
IXYS Corp.	126,226	1,042,627
Kopin Corp.(a)	50,148	102,302
Kulicke and Soffa Industries Inc.(a)	392,668	667,536
Lattice Semiconductor Corp.(a)	412,621	623,058
LTX-Credence Corp.(a)	43,555	11,760
Micrel Inc.	349,471	2,554,633
Microsemi Corp.(a)(b)	552,179	6,979,543
Microtune Inc.(a)	381,975	779,229
MIPS Technologies Inc. Class A(a)	38,042	42,227

MKS Instruments Inc.(a)	22,028	325,794
Monolithic Power Systems Inc.(a)	183,427	2,313,014
NetLogic Microsystems Inc.(a)(b)	120,376	2,649,476
OmniVision Technologies Inc.(a)	30,152	158,298
Pericom Semiconductor Corp.(a)	153,786	842,747
PLX Technology Inc.(a)	187,286	322,132
PMC-Sierra Inc.(a)(b)	903,770	4,392,322
Power Integrations Inc.	213,589	4,246,149
Rubicon Technology Inc.(a)	92,456	393,863
Rudolph Technologies Inc.(a)	22,123	78,094
Semitool Inc.(a)	129,390	394,640
Semtech Corp.(a)	409,968	4,620,339
Silicon Image Inc.(a)	516,530	2,169,426
Skyworks Solutions Inc.(a)	772,286	4,278,464
Spansion Inc. Class A(a)	83,194	15,749
Standard Microsystems Corp.(a)	87,544	1,430,469
Supertex Inc.(a)	78,431	1,883,128
Techwell Inc.(a)	108,037	702,241
Tessera Technologies Inc.(a)	340,886	4,049,726
Transmeta Corp.(a)	78,121	1,421,802
Ultratech Inc.(a)	164,429	1,966,571
Veeco Instruments Inc.(a)	188,220	1,193,315
Volterra Semiconductor Corp.(a)	179,208	1,281,337

		79,536,912
SOFTWARE—6.73%
ACI Worldwide Inc.(a)	242,043	3,848,484
Actuate Corp.(a)	423,069	1,252,284
Advent Software Inc.(a)(b)	117,317	2,342,820
Allscripts-Misys Healthcare Solutions Inc.	1,025,579	10,173,744
American Reprographics Co.(a)	256,722	1,771,382
American Software Inc. Class A	102,216	480,415
ArcSight Inc.(a)	47,210	378,152
Blackbaud Inc.	290,775	3,925,463
Blackboard Inc.(a)(b)	217,137	5,695,504
Callidus Software Inc.(a)(b)	206,961	618,813
CommVault Systems Inc.(a)	300,520	4,029,973
Computer Programs and Systems Inc.	54,118	1,450,362
Concur Technologies Inc.(a)(b)	302,913	9,941,605
CSG Systems International Inc.(a)	133,287	2,328,524
Deltek Inc.(a)	79,926	370,857
DemandTec Inc.(a)	138,272	1,115,855
Digi International Inc.(a)	31,457	255,116
DivX Inc.(a)	189,161	989,312
Double-Take Software Inc.(a)	121,011	1,085,469
Ebix Inc.(a)	45,061	1,076,958
Eclipsys Corp.(a)(b)	382,232	5,423,872
EPIQ Systems Inc.(a)	164,484	2,748,528
FalconStor Software Inc.(a)	266,254	740,186
Guidance Software Inc.(a)	64,096	261,512
Informatica Corp.(a)	622,169	8,542,380
InnerWorkings Inc.(a)(b)	224,304	1,469,191
Interactive Intelligence Inc.(a)	93,312	598,130
JDA Software Group Inc.(a)	12,573	165,083
Lawson Software Inc.(a)	829,794	3,933,224
ManTech International Corp. Class A(a)	144,117	7,809,700
MedAssets Inc.(a)	128,775	1,880,115
MicroStrategy Inc. Class A(a)	63,957	2,374,723
Midway Games Inc.(a)(b)	78,978	15,006
Monotype Imaging Holdings Inc.(a)	75,609	438,532

NetSuite Inc.(a)	49,560	418,286
Omnicell Inc.(a)	217,769	2,658,959
Omniture Inc.(a)(b)	437,873	4,658,969
OpenTV Corp. Class A(a)(b)	58,482	71,933
OPNET Technologies Inc.(a)	82,095	809,457
Parametric Technology Corp.(a)	768,139	9,716,958
Pegasystems Inc.	101,822	1,258,520
Phase Forward Inc.(a)	300,332	3,760,157
Phoenix Technologies Ltd.(a)	192,068	672,238
Progress Software Corp.(a)	265,634	5,116,111
PROS Holdings Inc.(a)	89,383	513,952
QAD Inc.	85,551	358,459
Quality Systems Inc.(b)	123,351	5,380,571
Renaissance Learning Inc.(b)	66,042	593,718
Smith Micro Software Inc.(a)	179,806	999,721
Solera Holdings Inc.(a)	362,692	8,740,877
SPSS Inc.(a)	125,760	3,390,490
Sybase Inc.(a)	469,188	11,621,787
Synchronoss Technologies Inc.(a)	145,473	1,550,742
Take-Two Interactive Software Inc.	539,560	4,079,074
Taleo Corp. Class A(a)	182,672	1,430,322
THQ Inc.(a)	321,436	1,346,817
Trident Microsystems Inc.(a)	173,087	327,134
Ultimate Software Group Inc.(a)	172,504	2,518,558
Unica Corp.(a)	95,884	525,444
VeriFone Holdings Inc.(a)(b)	254,108	1,245,129
Wind River Systems Inc.(a)	478,555	4,321,352

		167,617,009
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc.(a)	203,054	2,928,039

		2,928,039
TELECOMMUNICATIONS—4.13%
Acme Packet Inc.(a)	176,790	929,915
ADTRAN Inc.	221,832	3,300,860
Airvana Inc.(a)	154,898	947,976
Alaska Communications Systems Group Inc.	155,436	1,457,990
Anixter International Inc.(a)(b)	17,922	539,811
Applied Signal Technology Inc.	24,995	448,410
Aruba Networks Inc.(a)	364,832	930,322
Atheros Communications Inc.(a)	416,491	5,959,986
Avanex Corp.(a)	94,576	99,305
BigBand Networks Inc.(a)	232,566	1,283,764
Cbeyond Inc.(a)	169,277	2,705,046
Centennial Communications Corp.(a)	406,389	3,275,495
Comtech Telecommunications Corp.(a)	170,220	7,799,480
Consolidated Communications Holdings Inc.	61,047	725,238
CPI International Inc.(a)	5,871	50,843
Finisar Corp.(a)(b)	2,762,421	1,049,720
GeoEye Inc.(a)	11,855	227,972
Global Crossing Ltd.(a)	59,991	476,329
Globecomm Systems Inc.(a)	95,616	524,932
Harmonic Inc.(a)	297,123	1,666,860
Hughes Communications Inc.(a)	49,950	796,203
Hungarian Telephone and Cable Corp.(a)	33,080	284,488
Hypercom Corp.(a)	275,979	298,057
ICO Global Communications (Holdings) Ltd.(a)	239,822	270,999
Infinera Corp.(a)	652,428	5,845,755
InterDigital Inc.(a)	318,804	8,767,110

Iowa Telecommunications Services Inc.	28,056	400,640
iPCS Inc.(a)	38,146	261,682
Ixia(a)	180,787	1,044,949
MasTec Inc.(a)	271,304	3,141,700
NETGEAR Inc.(a)	42,201	481,513
Neutral Tandem Inc.(a)	117,910	1,912,500
NextWave Wireless Inc.(a)	339,882	30,589
Novatel Wireless Inc.(a)(b)	99,502	461,689
NTELOS Holdings Corp.	209,797	5,173,594
Oplink Communications Inc.(a)	53,708	461,889
Opnext Inc.(a)	72,523	126,915
ORBCOMM Inc.(a)(b)	178,499	385,558
PAETEC Holding Corp.(a)	650,172	936,248
ParkerVision Inc.(a)(b)	160,945	397,534
Polycom Inc.(a)	571,137	7,716,061
Preformed Line Products Co.	2,563	118,001
Premiere Global Services Inc.(a)	372,702	3,208,964
RCN Corp.(a)	141,537	835,068
SAVVIS Inc.(a)(b)	265,495	1,829,261
Shenandoah Telecommunications Co.	148,921	4,177,234
ShoreTel Inc.(a)	258,665	1,161,406
Sonus Networks Inc.(a)	1,434,402	2,266,355
Starent Networks Corp.(a)(b)	209,545	2,499,872
Switch & Data Facilities Co. Inc.(a)	143,210	1,058,322
Sycamore Networks Inc.(a)	142,361	382,951
Syniverse Holdings Inc.(a)	172,810	2,063,351
Tekelec(a)	52,732	703,445
TerreStar Corp.(a)	119,869	47,948
tw telecom inc.(a)	906,778	7,680,410
UTStarcom Inc.(a)(b)	38,766	71,717
Viasat Inc.(a)	37,719	908,274
Virgin Mobile USA Inc. Class A(a)	209,113	175,655
Vonage Holdings Corp.(a)(b)	296,465	195,667

		102,979,828
TOYS, GAMES & HOBBIES—0.46%
LeapFrog Enterprises Inc.(a)	230,001	805,004
Marvel Entertainment Inc.(a)	343,891	10,574,648

		11,379,652
TRANSPORTATION—2.23%
American Commercial Lines Inc.(a)	252,628	1,237,877
CAI International Inc.(a)	35,992	114,095
DHT Maritime Inc.	129,776	718,959
Dynamex Inc.(a)	29,229	431,128
Eagle Bulk Shipping Inc.	328,116	2,237,751
Forward Air Corp.	203,158	4,930,645
Genco Shipping & Trading Ltd.	171,907	2,544,224
General Maritime Corp.	339,771	3,669,527
Genesee & Wyoming Inc. Class A(a)	155,354	4,738,297
Golar LNG Ltd.	209,086	1,413,421
GulfMark Offshore Inc.(a)	120,658	2,870,454
Heartland Express Inc.	244,707	3,856,582
Horizon Lines Inc. Class A(b)	208,633	728,129
Hub Group Inc. Class A(a)	168,273	4,464,283
Knight Transportation Inc.	402,100	6,481,852
Knightsbridge Tankers Ltd.	120,647	1,767,479
Nordic American Tanker Shipping Ltd.(b)	65,302	2,203,943
Old Dominion Freight Line Inc.(a)	136,862	3,895,093
Pacer International Inc.	93,516	975,372

Patriot Transportation Holding Inc.(a)	685	47,998
PHI Inc.(a)	65,950	923,960
Ship Finance International Ltd.(b)	296,516	3,276,502
TBS International Ltd.(a)	73,001	732,200
Teekay Tankers Ltd. Class A	94,307	1,197,699
Universal Truckload Services Inc.(a)	8,854	125,373

		55,582,843
TRUCKING & LEASING—0.03%
TAL International Group Inc.	29,092	410,197
Textainer Group Holdings Ltd.	28,481	301,899

		712,096
WATER—0.06%
Consolidated Water Co. Ltd.(b)	101,598	1,269,975
SJW Corp.	5,935	177,694

		1,447,669

TOTAL COMMON STOCKS
(Cost: $4,220,572,878)		2,489,039,951

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.(a)(b)(c)	2,497	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.03%

MONEY MARKET FUNDS—13.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	264,884,192	264,884,192
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	50,836,193	50,836,193
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	9,021,788	9,021,788

		324,742,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $324,742,173)		324,742,173

TOTAL INVESTMENTS IN SECURITIES—112.91%
(Cost: $4,545,315,051)	2,813,782,124
Other Assets, Less Liabilities—(12.91)%	(321,798,251)

NET ASSETS—100.00%	$2,491,983,873

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.74%

ADVERTISING—0.06%
Harte-Hanks Inc.	286,691	$1,788,952
R.H. Donnelley Corp.(a)(b)	604,472	223,655

		2,012,607
AEROSPACE & DEFENSE—0.88%
AAR Corp.(a)(b)	269,949	4,969,761
Argon ST Inc.(a)	14,440	272,338
Curtiss-Wright Corp.	60,249	2,011,714
Ducommun Inc.	94,285	1,574,559
Esterline Technologies Corp.(a)	45,575	1,726,837
Herley Industries Inc.(a)	78,615	965,392
Kaman Corp.	216,676	3,928,336
LMI Aerospace Inc.(a)	28,839	327,899
Moog Inc. Class A(a)	343,384	12,557,553
Triumph Group Inc.	65,680	2,788,773

		31,123,162
AGRICULTURE—0.34%
Alico Inc.	7,500	307,425
Alliance One International Inc.(a)	220,649	648,708
Andersons Inc. (The)	162,024	2,670,156
Griffin Land & Nurseries Inc.	29,130	1,073,732
Maui Land & Pineapple Co. Inc.(a)(b)	41,286	554,471
Universal Corp.	228,031	6,811,286

		12,065,778
AIRLINES—1.46%
AirTran Holdings Inc.(a)(b)	505,484	2,244,349
Alaska Air Group Inc.(a)	323,774	9,470,389
Allegiant Travel Co.(a)	19,211	933,078
Hawaiian Holdings Inc.(a)	55,450	353,771
JetBlue Airways Corp.(a)(b)	1,555,916	11,047,004
Republic Airways Holdings Inc.(a)	313,611	3,346,229
SkyWest Inc.	525,212	9,768,943
UAL Corp.	599,904	6,610,942
US Airways Group Inc.(a)(b)	1,026,323	7,933,477

		51,708,182
APPAREL—1.11%
Carter’s Inc.(a)	508,784	9,799,180
Cherokee Inc.	30,389	527,249
Columbia Sportswear Co.(b)	112,000	3,961,440
Crocs Inc.(a)(b)	54,263	67,286
G-III Apparel Group Ltd.(a)	41,955	268,092
Gymboree Corp.(a)	71,064	1,854,060
Iconix Brand Group Inc.(a)(b)	154,050	1,506,609
K-Swiss Inc. Class A	235,247	2,681,816
Maidenform Brands Inc.(a)	100,597	1,021,060

Oxford Industries Inc.	129,819	1,138,513
Perry Ellis International Inc.(a)	50,656	321,159
Quiksilver Inc.(a)	1,137,762	2,093,482
SKECHERS U.S.A. Inc. Class A(a)	274,618	3,520,603
Steven Madden Ltd.(a)	159,937	3,409,857
Timberland Co. Class A(a)	432,629	4,996,865
Unifi Inc.(a)	408,799	1,152,813
Weyco Group Inc.	27,516	909,404

		39,229,488
AUTO MANUFACTURERS—0.08%
Force Protection Inc.(a)	258,220	1,544,156
Wabash National Corp.	283,237	1,274,566

		2,818,722
AUTO PARTS & EQUIPMENT—0.54%
American Axle & Manufacturing Holdings Inc.(b)	407,468	1,177,583
ArvinMeritor Inc.	664,768	1,894,589
ATC Technology Corp.(a)	191,176	2,796,905
Commercial Vehicle Group Inc.(a)	189,767	176,483
Cooper Tire & Rubber Co.	531,099	3,271,570
Dana Holding Corp.(a)	876,365	648,510
Dorman Products Inc.(a)	98,951	1,306,153
Fuel Systems Solutions Inc.(a)	5,457	178,771
Hayes Lemmerz International Inc.(a)	791,287	356,079
Lear Corp.(a)	589,992	831,889
Modine Manufacturing Co.	286,242	1,393,999
Spartan Motors Inc.	267,137	1,263,558
Superior Industries International Inc.	208,251	2,190,801
Tenneco Inc.(a)	425,609	1,255,547
Visteon Corp.(a)	845,980	296,093

		19,038,530
BANKS—15.09%
AMCORE Financial Inc.	179,519	649,859
Ameris Bancorp	120,407	1,426,823
Ames National Corp.	56,390	1,496,591
Arrow Financial Corp.	80,299	2,018,717
BancFirst Corp.	66,835	3,536,908
Banco Latinoamericano de Exportaciones SA Class E	246,449	3,539,008
BancTrust Financial Group Inc.(b)	153,931	2,272,022
Bank Mutual Corp.	433,463	5,002,163
Bank of the Ozarks Inc.	112,027	3,320,480
Banner Corp.(b)	134,679	1,267,329
Boston Private Financial Holdings Inc.	489,844	3,350,533
Bryn Mawr Bank Corp.	61,582	1,237,798
Camden National Corp.	68,613	1,851,179
Capital City Bank Group Inc.(b)	104,548	2,847,888
Capitol Bancorp Ltd.	127,596	995,249
Cardinal Financial Corp.	82,085	467,064
Cascade Bancorp(b)	195,520	1,319,760
Cathay General Bancorp(b)	444,256	10,551,080
Centerstate Banks of Florida Inc.(b)	83,042	1,410,884
Central Pacific Financial Corp.	258,376	2,594,095
Chemical Financial Corp.(b)	215,196	5,999,664
Citizens & Northern Corp.(b)	80,112	1,582,212
Citizens Republic Bancorp Inc.(b)	1,129,828	3,366,887
City Bank(b)	125,998	655,190
City Holding Co.	145,814	5,071,411
CoBiz Financial Inc.	168,340	1,639,632
Colonial BancGroup Inc. (The)(b)	1,829,956	3,788,009
Columbia Banking System Inc.	163,811	1,954,265

Community Bank System Inc.	294,088	7,172,806
Community Trust Bancorp Inc.	134,675	4,949,306
Corus Bankshares Inc.(b)	332,960	369,586
CVB Financial Corp.	596,434	7,097,565
East West Bancorp Inc.	571,067	9,119,940
Encore Bancshares Inc.(a)	57,758	635,338
Enterprise Financial Services Corp.(b)	48,753	742,996
F.N.B. Corp. (Pennsylvania)	773,269	10,207,151
Farmers Capital Bank Corp.	55,682	1,359,754
Financial Institutions Inc.	96,318	1,382,163
First Bancorp (North Carolina)	127,808	2,345,277
First BanCorp (Puerto Rico)	641,110	7,141,965
First Bancorp Inc. (Maine)	76,109	1,513,808
First Busey Corp. Class A(b)	228,463	4,167,165
First Commonwealth Financial Corp.	765,312	9,474,563
First Community Bancshares Inc.	81,637	2,846,682
First Financial Bancorp	337,009	4,175,542
First Financial Bankshares Inc.(b)	153,599	8,480,201
First Financial Corp.	101,697	4,168,560
First Merchants Corp.	163,951	3,641,352
First Midwest Bancorp Inc.	436,671	8,720,320
1st Source Corp.	135,425	3,200,093
First South Bancorp Inc.(b)	72,067	905,162
FirstMerit Corp.	727,471	14,978,628
Frontier Financial Corp.(b)	420,864	1,834,967
Glacier Bancorp Inc.	545,556	10,376,475
Green Bancshares Inc.(b)	118,758	1,607,983
Guaranty Bancorp(a)	462,574	925,148
Hancock Holding Co.	214,930	9,770,718
Hanmi Financial Corp.	342,159	704,848
Harleysville National Corp.	386,562	5,581,955
Heartland Financial USA Inc.(b)	114,994	2,367,726
Heritage Commerce Corp.	93,128	1,046,759
Home Bancshares Inc.	119,174	3,211,739
IBERIABANK Corp.	143,342	6,880,416
Independent Bank Corp. (Massachusetts)	146,287	3,826,868
Integra Bank Corp.	183,393	251,248
International Bancshares Corp.	458,623	10,011,740
Lakeland Bancorp Inc.(b)	178,333	2,008,030
Lakeland Financial Corp.	110,354	2,628,632
MainSource Financial Group Inc.	179,289	2,778,980
MB Financial Inc.	312,695	8,739,825
Midwest Banc Holdings Inc.(b)	197,179	276,051
Nara Bancorp Inc.	202,821	1,993,730
National Penn Bancshares Inc.(b)	714,338	10,365,044
NBT Bancorp Inc.	288,872	8,076,861
Northfield Bancorp Inc.(b)	172,648	1,942,290
Old National Bancorp(b)	595,151	10,807,942
Old Second Bancorp Inc.(b)	122,164	1,417,102
Oriental Financial Group Inc.	218,770	1,323,558
Pacific Capital Bancorp	415,590	7,015,159
Pacific Continental Corp.	93,573	1,400,788
PacWest Bancorp	219,952	5,916,709
Park National Corp.(b)	99,232	7,119,896
Peapack-Gladstone Financial Corp.(b)	73,640	1,961,770
Pennsylvania Commerce Bancorp Inc.(a)(b)	45,662	1,217,349
Peoples Bancorp Inc.	92,218	1,764,130
Pinnacle Financial Partners Inc.(a)	156,955	4,678,829
PremierWest Bancorp(b)	169,880	1,136,497
Prosperity Bancshares Inc.	352,755	10,438,020
Provident Bankshares Corp.(b)	299,136	2,889,654
Renasant Corp.	190,418	3,242,819
Republic Bancorp Inc. Class A(b)	84,183	2,289,778

S&T Bancorp Inc.	214,471	7,613,720
Sandy Spring Bancorp Inc.	147,494	3,219,794
Santander BanCorp	39,775	496,790
SCBT Financial Corp.(b)	101,409	3,498,611
Seacoast Banking Corp. of Florida(b)	132,315	873,279
Shore Bancshares Inc.	73,586	1,765,328
Sierra Bancorp(b)	65,049	1,366,029
Signature Bank(a)	34,397	986,850
Simmons First National Corp. Class A	123,327	3,634,447
Smithtown Bancorp Inc.	69,950	1,121,298
South Financial Group Inc. (The)	651,750	2,815,560
Southside Bancshares Inc.	109,134	2,564,649
Southwest Bancorp Inc.	128,962	1,671,348
State Bancorp Inc.	125,967	1,226,919
Stellar One Corp.	203,252	3,434,959
Sterling Bancorp	162,771	2,283,677
Sterling Bancshares Inc.	656,251	3,990,006
Sterling Financial Corp. (Washington)	466,170	4,102,296
Suffolk Bancorp	51,684	1,857,006
Sun Bancorp Inc. (New Jersey)(a)	128,070	959,244
Susquehanna Bancshares Inc.	772,302	12,287,325
SVB Financial Group(a)(b)	212,827	5,582,452
SY Bancorp Inc.(b)	105,717	2,907,218
Texas Capital Bancshares Inc.(a)	250,935	3,352,492
Tompkins Financial Corp.	52,006	3,013,748
TowneBank(b)	186,256	4,617,286
TriCo Bancshares(b)	125,980	3,145,721
TrustCo Bank Corp. NY	445,649	4,238,122
Trustmark Corp.(b)	445,590	9,620,288
UCBH Holdings Inc.(b)	995,424	6,848,517
UMB Financial Corp.	280,026	13,760,478
Umpqua Holdings Corp.(b)	540,866	7,826,331
Union Bankshares Corp.	118,825	2,946,860
United Bancshares Inc.	340,146	11,299,650
United Community Banks Inc.(b)	369,136	5,012,867
United Security Bancshares(b)	74,344	860,904
Univest Corp. of Pennsylvania	113,560	3,649,818
W Holding Co. Inc.(b)	19,726	203,178
Washington Trust Bancorp Inc.	122,548	2,420,323
WesBanco Inc.	239,538	6,517,829
West Bancorporation	152,684	1,870,379
West Coast Bancorp	140,458	925,618
Westamerica Bancorporation(b)	141,875	7,256,906
Western Alliance Bancorporation(a)(b)	194,726	1,964,785
Wilshire Bancorp Inc.	175,659	1,594,984
Wintrust Financial Corp.	213,598	4,393,711
Yadkin Valley Financial Corp.(b)	102,254	1,457,119

		534,893,375
BEVERAGES—0.06%
Farmer Brothers Co.	59,857	1,492,834
National Beverage Corp.(a)	87,775	789,975

		2,282,809
BIOTECHNOLOGY—0.48%
Affymetrix Inc.(a)	300,175	897,523
Arena Pharmaceuticals Inc.(a)(b)	485,687	2,025,315
Cambrex Corp.(a)	109,289	504,915
Celera Corp.(a)	448,095	4,987,297
Cytokinetics Inc.(a)	28,408	80,963
Enzo Biochem Inc.(a)	67,858	331,826
Geron Corp.(a)	255,933	1,195,207
Human Genome Sciences Inc.(a)	1,078,422	2,286,255

Lexicon Pharmaceuticals Inc.(a)	498,184	697,458
Maxygen Inc.(a)	136,574	1,218,240
Nektar Therapeutics(a)	491,245	2,731,322

		16,956,321
BUILDING MATERIALS—0.90%
Apogee Enterprises Inc.	132,821	1,376,026
Builders FirstSource Inc.(a)(b)	139,538	213,493
Comfort Systems USA Inc.	363,825	3,878,374
Drew Industries Inc.(a)	162,067	1,944,804
Interline Brands Inc.(a)	293,064	3,115,270
LSI Industries Inc.	166,397	1,143,147
NCI Building Systems Inc.(a)	176,642	2,879,265
Quanex Building Products Corp.	116,689	1,093,376
Simpson Manufacturing Co. Inc.(b)	334,991	9,299,350
Trex Co. Inc.(a)(b)	98,294	1,617,919
U.S. Concrete Inc.(a)(b)	333,197	1,119,542
Universal Forest Products Inc.	150,753	4,056,763

		31,737,329
CHEMICALS—1.93%
A. Schulman Inc.	243,612	4,141,404
Aceto Corp.	209,787	2,099,968
American Vanguard Corp.	9,982	116,789
Arch Chemicals Inc.	147,513	3,845,664
Ferro Corp.	49,061	345,880
H.B. Fuller Co.	436,725	7,035,640
ICO Inc.(a)	150,697	476,203
Innophos Holdings Inc.	44,563	882,793
Innospec Inc.	80,264	472,755
Minerals Technologies Inc.	91,778	3,753,720
NL Industries Inc.(b)	24,352	326,317
Olin Corp.	671,529	12,141,244
OM Group Inc.(a)	275,850	5,823,193
Penford Corp.	100,898	1,021,088
PolyOne Corp.(a)	838,356	2,640,821
Quaker Chemical Corp.	14,469	238,015
Rockwood Holdings Inc.(a)	375,355	4,053,834
Sensient Technologies Corp.	432,116	10,318,930
Solutia Inc.(a)	200,144	900,648
Spartech Corp.	280,278	1,754,540
Stepan Co.	34,235	1,608,703
Symyx Technologies Inc.(a)	140,746	836,031
W.R. Grace & Co.(a)	148,087	884,079
Westlake Chemical Corp.	171,959	2,801,212

		68,519,471
COAL—0.00%
National Coal Corp.(a)	21,168	26,883
Westmoreland Coal Co.(a)	7,692	85,381

		112,264
COMMERCIAL SERVICES—4.38%
Aaron Rents Inc.	407,581	10,849,806
ABM Industries Inc.	393,922	7,504,214
Advance America Cash Advance Centers Inc.	252,623	477,457
Albany Molecular Research Inc.(a)	129,175	1,258,164
AMN Healthcare Services Inc.(a)	21,252	179,792
Bowne & Co. Inc.	217,848	1,280,946
CDI Corp.	103,313	1,336,870
Chemed Corp.	52,628	2,093,016
Compass Diversified Holdings	214,459	2,412,664
Consolidated Graphics Inc.(a)	38,374	868,787

Cornell Companies Inc.(a)	100,743	1,872,812
CRA International Inc.(a)	38,421	1,034,678
Cross Country Healthcare Inc.(a)	226,772	1,993,326
Deluxe Corp.	220,408	3,297,304
Dollar Thrifty Automotive Group Inc.(a)(b)	190,022	207,124
DynCorp International Inc.(a)	209,764	3,182,120
Electro Rent Corp.	196,325	2,190,987
Emergency Medical Services Corp. Class A(a)(b)	45,726	1,674,029
Euronet Worldwide Inc.(a)(b)	423,480	4,916,603
Exponent Inc.(a)	37,833	1,138,017
First Advantage Corp. Class A(a)	91,783	1,298,729
Gevity HR Inc.	205,007	309,561
Global Cash Access Inc.(a)	132,149	293,371
Grand Canyon Education Inc.(a)	12,158	228,327
Great Lakes Dredge & Dock Corp.	363,798	1,509,762
H&E Equipment Services Inc.(a)(b)	145,586	1,122,468
HealthSpring Inc.(a)	444,754	8,881,737
Heidrick & Struggles International Inc.	154,960	3,337,838
Hudson Highland Group Inc.(a)	36,018	120,660
ICF International Inc.(a)	56,167	1,380,023
ICT Group Inc.(a)	45,636	209,013
Integrated Electrical Services Inc.(a)(b)	53,249	466,461
Interactive Data Corp.	172,864	4,262,826
Jackson Hewitt Tax Service Inc.	256,943	4,031,436
Kelly Services Inc. Class A	237,364	3,088,106
Kenexa Corp.(a)	44,790	357,424
Kforce Inc.(a)	243,984	1,873,797
Korn/Ferry International(a)(b)	389,764	4,451,105
Landauer Inc.	37,975	2,783,567
LECG Corp.(a)	146,267	981,452
Lincoln Educational Services Corp.(a)	19,632	260,124
Live Nation Inc.(a)(b)	678,726	3,895,887
MAXIMUS Inc.	138,192	4,851,921
McGrath RentCorp	67,407	1,439,814
Michael Baker Corp.(a)	57,281	2,114,242
Monro Muffler Brake Inc.	134,667	3,434,008
MPS Group Inc.(a)(b)	850,878	6,407,111
Multi-Color Corp.	10,192	161,237
National Research Corp.	3,275	94,844
Odyssey Marine Exploration Inc.(a)(b)	86,426	278,292
On Assignment Inc.(a)	321,860	1,824,946
PharmaNet Development Group Inc.(a)	149,293	135,857
PHH Corp.(a)(b)	487,316	6,203,533
Providence Service Corp. (The)(a)	15,827	22,949
Rent-A-Center Inc.(a)	599,839	10,587,158
Spherion Corp.(a)	245,218	541,932
Standard Parking Corp.(a)	21,083	407,745
Steiner Leisure Ltd.(a)	62,896	1,856,690
Stewart Enterprises Inc. Class A	752,837	2,266,039
TNS Inc.(a)	21,648	203,275
TrueBlue Inc.(a)	362,187	3,466,130
Universal Technical Institute Inc.(a)	122,715	2,107,017
Valassis Communications Inc.(a)(b)	216,664	285,996
Viad Corp.	186,194	4,606,440
Volt Information Sciences Inc.(a)	113,056	817,395
Watson Wyatt Worldwide Inc.	128,619	6,150,561
Wright Express Corp.(a)	20,478	258,023

		155,435,545
COMPUTERS—1.56%
Agilysys Inc.	199,506	855,881
CACI International Inc. Class A(a)(b)	215,220	9,704,270
CIBER Inc.(a)	484,034	2,328,204

COMSYS IT Partners Inc.(a)	127,837	286,355
Cray Inc.(a)	208,567	433,819
Digimarc Corp.(a)	2,504	25,090
Electronics For Imaging Inc.(a)	477,861	4,568,351
Furmanite Corp.(a)	82,321	443,710
Hutchinson Technology Inc.(a)(b)	208,277	724,804
Imation Corp.	270,795	3,674,688
Immersion Corp.(a)	122,828	723,457
Jack Henry & Associates Inc.	52,249	1,014,153
Limelight Networks Inc.(a)	120,536	295,313
Mentor Graphics Corp.(a)	769,275	3,977,152
Mercury Computer Systems Inc.(a)	201,147	1,269,238
MTS Systems Corp.	104,229	2,776,661
Ness Technologies Inc.(a)	323,535	1,384,730
NetScout Systems Inc.(a)	40,144	346,041
Palm Inc.(a)(b)	140,894	432,545
Perot Systems Corp. Class A(a)	777,281	10,625,431
Quantum Corp.(a)	803,187	289,147
Rackable Systems Inc.(a)(b)	232,418	915,727
RadiSys Corp.(a)	205,831	1,138,245
Rimage Corp.(a)	81,610	1,094,390
Sigma Designs Inc.(a)(b)	41,463	393,898
Silicon Storage Technology Inc.(a)	707,370	1,619,877
SMART Modular Technologies (WWH) Inc.(a)	389,239	599,428
SRA International Inc. Class A(a)	177,924	3,069,189
Super Micro Computer Inc.(a)	29,130	184,393
3D Systems Corp.(a)	14,498	115,114
Virtusa Corp.(a)	24,328	137,210

		55,446,511
COSMETICS & PERSONAL CARE—0.12%
Chattem Inc.(a)(b)	9,752	697,561
Elizabeth Arden Inc.(a)	219,513	2,768,059
Inter Parfums Inc.	116,525	894,912

		4,360,532
DISTRIBUTION & WHOLESALE—0.61%
Beacon Roofing Supply Inc.(a)(b)	209,895	2,913,343
BMP Sunstone Corp.(a)(b)	28,256	157,386
Brightpoint Inc.(a)	452,194	1,967,044
Core-Mark Holding Co. Inc.(a)	85,523	1,840,455
Owens & Minor Inc.	34,129	1,284,957
Pool Corp.	80,893	1,453,647
ScanSource Inc.(a)	57,098	1,100,278
United Stationers Inc.(a)	210,941	7,064,414
Watsco Inc.	99,192	3,808,973

		21,590,497
DIVERSIFIED FINANCIAL SERVICES—1.98%
Advanta Corp. Class B	337,873	706,155
Ampal-American Israel Corp. Class A(a)(b)	176,634	102,448
Asset Acceptance Capital Corp.(a)	28,579	146,039
BGC Partners Inc. Class A	136,773	377,493
Broadpoint Securities Group Inc.(a)	175,317	520,691
Calamos Asset Management Inc. Class A	186,715	1,381,691
Cohen & Steers Inc.	56,441	620,287
CompuCredit Corp.(a)(b)	144,996	801,828
Credit Acceptance Corp.(a)(b)	18,758	256,985
Doral Financial Corp.(a)(b)	44,316	332,370
Encore Capital Group Inc.(a)	120,789	869,681
Epoch Holding Corp.	13,228	100,401
Evercore Partners Inc. Class A	87,517	1,093,087
FBR Capital Markets Corp.(a)	232,806	1,131,437

Federal Agricultural Mortgage Corp.	83,300	291,550
Financial Federal Corp.	228,897	5,326,433
First Marblehead Corp. (The)(a)(b)	291,086	375,501
Friedman, Billings, Ramsey Group Inc. Class A(a)	1,308,136	222,383
GAMCO Investors Inc. Class A	47,683	1,302,700
KBW Inc.(a)(b)	224,681	5,167,663
Knight Capital Group Inc. Class A(a)	740,153	11,953,471
LaBranche & Co. Inc.(a)	462,324	2,214,532
MarketAxess Holdings Inc.(a)	275,371	2,247,027
National Financial Partners Corp.(b)	351,325	1,068,028
Nelnet Inc. Class A	158,446	2,270,531
NewStar Financial Inc.(a)	149,164	595,164
Ocwen Financial Corp.(a)(b)	318,436	2,923,242
Penson Worldwide Inc.(a)	149,299	1,137,658
Piper Jaffray Companies(a)	168,966	6,718,088
Portfolio Recovery Associates Inc.(a)(b)	47,799	1,617,518
Sanders Morris Harris Group Inc.	170,941	1,023,937
Stifel Financial Corp.(a)(b)	217,560	9,975,126
SWS Group Inc.	218,387	4,138,434
Thomas Weisel Partners Group Inc.(a)	170,626	805,355
U.S. Global Investors Inc. Class A	16,089	78,675
Westwood Holdings Group Inc.	6,853	194,694

		70,088,303
ELECTRIC—4.24%
ALLETE Inc.	235,833	7,610,331
Avista Corp.	477,524	9,254,415
Black Hills Corp.	345,685	9,319,668
Central Vermont Public Service Corp.	104,350	2,489,791
CH Energy Group Inc.	142,023	7,298,562
Cleco Corp.	542,821	12,392,603
El Paso Electric Co.(a)	403,317	7,296,005
Empire District Electric Co. (The)	304,979	5,367,630
EnerNOC Inc.(a)(b)	76,179	566,772
IDACORP Inc.	406,214	11,963,002
MGE Energy Inc.	199,175	6,572,775
NorthWestern Corp.	323,372	7,589,541
Otter Tail Corp.	317,573	7,408,978
Pike Electric Corp.(a)	102,499	1,260,738
PNM Resources Inc.	777,853	7,840,758
Portland General Electric Co.	561,993	10,942,004
Synthesis Energy Systems Inc.(a)	92,078	62,613
UIL Holdings Corp.	226,992	6,816,570
UniSource Energy Corp.	309,850	9,097,196
Westar Energy Inc.	943,126	19,343,514

		150,493,466
ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
Advanced Energy Industries Inc.(a)	235,983	2,348,031
Belden Inc.	292,200	6,101,136
China BAK Battery Inc.(a)(b)	79,881	129,407
Coleman Cable Inc.(a)(b)	21,163	95,868
Encore Wire Corp.(b)	165,835	3,144,232
EnerSys Inc.(a)	170,971	1,880,681
GrafTech International Ltd.(a)	189,276	1,574,776
Greatbatch Inc.(a)(b)	205,693	5,442,637
Insteel Industries Inc.	144,934	1,636,305
Littelfuse Inc.(a)	111,547	1,851,680
Medis Technologies Ltd.(a)	11,777	5,300
Powell Industries Inc.(a)	4,665	135,378
Power-One Inc.(a)(b)	621,601	739,705
Valence Technology Inc.(a)(b)	109,044	198,460

		25,283,596

ELECTRONICS—2.19%
Badger Meter Inc.	9,056	262,805
Bel Fuse Inc. Class B	97,326	2,063,311
Benchmark Electronics Inc.(a)	502,124	6,412,123
Brady Corp. Class A	451,323	10,809,186
Checkpoint Systems Inc.(a)	355,074	3,493,928
Cogent Inc.(a)	154,266	2,093,390
Coherent Inc.(a)	211,967	4,548,812
CTS Corp.	301,067	1,658,879
Cubic Corp.	141,298	3,843,306
Cymer Inc.(a)	207,543	4,547,267
Electro Scientific Industries Inc.(a)	246,646	1,674,726
FEI Co.(a)	329,115	6,207,109
ICx Technologies Inc.(a)(b)	53,575	423,778
KEMET Corp.(a)(b)	746,438	201,538
L-1 Identity Solutions Inc.(a)	576,040	3,882,510
LaBarge Inc.(a)	11,912	170,937
Measurement Specialties Inc.(a)	126,631	880,085
Methode Electronics Inc.	346,697	2,336,738
Multi-Fineline Electronix Inc.(a)	10,131	118,431
OSI Systems Inc.(a)	29,789	412,578
Park Electrochemical Corp.	34,243	649,247
Plexus Corp.(a)	31,320	530,874
Rogers Corp.(a)	162,240	4,505,405
Sanmina-SCI Corp.(a)	3,321,236	1,560,981
Sonic Solutions Inc.(a)	76,511	134,659
Stoneridge Inc.(a)	129,657	591,236
Technitrol Inc.	348,472	1,212,683
TTM Technologies Inc.(a)	338,487	1,763,517
Varian Inc.(a)	14,245	477,350
Watts Water Technologies Inc. Class A	262,681	6,559,145
Woodward Governor Co.	112,012	2,578,516
Zygo Corp.(a)	135,202	934,246

		77,539,296
ENERGY - ALTERNATE SOURCES—0.09%
Aventine Renewable Energy Holdings Inc.(a)	181,269	117,825
Comverge Inc.(a)	11,507	56,384
GT Solar International Inc.(a)	86,483	249,936
Headwaters Inc.(a)(b)	323,168	2,181,384
Pacific Ethanol Inc.(a)(b)	80,456	35,401
Plug Power Inc.(a)(b)	712,353	726,600

		3,367,530
ENGINEERING & CONSTRUCTION—1.12%
Dycom Industries Inc.(a)	361,669	2,972,919
EMCOR Group Inc.(a)	374,554	8,401,246
Granite Construction Inc.(b)	297,360	13,063,025
Insituform Technologies Inc. Class A(a)	250,743	4,937,130
Layne Christensen Co.(a)	134,609	3,231,962
Perini Corp.(a)	268,948	6,288,004
Sterling Construction Co. Inc.(a)	34,863	646,360

		39,540,646
ENTERTAINMENT—0.63%
Bluegreen Corp.(a)	112,984	353,640
Churchill Downs Inc.	86,397	3,492,167
Cinemark Holdings Inc.	169,372	1,258,434
Great Wolf Resorts Inc.(a)	211,469	325,662
Isle of Capri Casinos Inc.(a)	140,672	450,150
Macrovision Solutions Corp.(a)	685,826	8,675,699
Pinnacle Entertainment Inc.(a)(b)	537,530	4,128,230

Six Flags Inc.(a)(b)	645,991	200,257
Speedway Motorsports Inc.	124,633	2,007,838
Steinway Musical Instruments Inc.(a)	63,422	1,110,519
Vail Resorts Inc.(a)(b)	15,524	412,938

		22,415,534
ENVIRONMENTAL CONTROL—0.18%
Casella Waste Systems Inc. Class A(a)	86,571	353,210
Energy Recovery Inc.(a)(b)	42,838	324,712
Mine Safety Appliances Co.	180,553	4,317,022
Waste Services Inc.(a)	218,402	1,437,085

		6,432,029
FOOD—3.50%
American Dairy Inc.(a)(b)	21,633	325,360
Arden Group Inc. Class A	414	52,164
B&G Foods Inc. Class A	176,605	953,667
Cal-Maine Foods Inc.	10,974	314,954
Chiquita Brands International Inc.(a)(b)	391,054	5,779,778
Flowers Foods Inc.	276,062	6,724,870
Fresh Del Monte Produce Inc.(a)	377,494	8,463,415
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	201,123	1,261,041
Hain Celestial Group Inc.(a)(b)	326,184	6,226,853
Imperial Sugar Co.	106,433	1,526,249
Ingles Markets Inc. Class A	113,520	1,996,817
J&J Snack Foods Corp.	127,807	4,585,715
Lance Inc.	191,496	4,392,918
M&F Worldwide Corp.(a)	99,470	1,536,811
Nash Finch Co.(b)	114,706	5,149,152
Ralcorp Holdings Inc.(a)	453,541	26,486,794
Ruddick Corp.	357,627	9,888,387
Sanderson Farms Inc.	153,759	5,313,911
Seaboard Corp.	3,033	3,621,402
Smart Balance Inc.(a)	135,534	921,631
Spartan Stores Inc.	173,151	4,025,761
Tootsie Roll Industries Inc.	142,083	3,638,746
TreeHouse Foods Inc.(a)	281,038	7,655,475
United Natural Foods Inc.(a)(b)	268,414	4,783,137
Village Super Market Inc. Class A	28,280	1,622,989
Weis Markets Inc.	99,627	3,350,456
Winn-Dixie Stores Inc.(a)	205,861	3,314,362

		123,912,815
FOREST PRODUCTS & PAPER—0.85%
AbitibiBowater Inc.(a)(b)	469,472	220,652
Boise Inc.(a)(b)	313,433	134,776
Buckeye Technologies Inc.(a)	359,834	1,309,796
Clearwater Paper Corp.(a)	64,658	542,481
Kapstone Paper and Packaging Corp.(a)	157,661	375,233
Louisiana-Pacific Corp.	918,236	1,432,448
Mercer International Inc.(a)	264,409	507,665
Neenah Paper Inc.	129,436	1,144,214
P.H. Glatfelter Co.	410,251	3,815,334
Potlatch Corp.	226,430	5,889,444
Rock-Tenn Co. Class A	214,332	7,325,868
Schweitzer-Mauduit International Inc.	141,956	2,841,959
Verso Paper Corp.	125,345	129,105
Wausau Paper Corp.	398,459	4,558,371

		30,227,346
GAS—3.00%
Chesapeake Utilities Corp.	60,503	1,904,634
Laclede Group Inc. (The)	196,435	9,201,015

New Jersey Resources Corp.	377,596	14,858,403
Nicor Inc.	406,565	14,124,068
Northwest Natural Gas Co.	237,352	10,498,079
Piedmont Natural Gas Co.(b)	660,374	20,914,045
South Jersey Industries Inc.	267,558	10,662,186
Southwest Gas Corp.	389,092	9,812,900
WGL Holdings Inc.	445,540	14,564,703

		106,540,033
HAND & MACHINE TOOLS—0.62%
Baldor Electric Co.	415,534	7,417,282
Franklin Electric Co. Inc.	80,717	2,268,955
Raser Technologies Inc.(a)(b)	180,563	673,500
Regal Beloit Corp.	289,160	10,985,188
Thermadyne Holdings Corp.(a)	91,988	631,958

		21,976,883
HEALTH CARE - PRODUCTS—0.88%
AngioDynamics Inc.(a)	126,585	1,732,949
Caliper Life Sciences Inc.(a)	419,657	407,067
Cantel Medical Corp.(a)	111,728	1,639,050
Cardiac Science Corp.(a)	171,929	1,289,467
CONMED Corp.(a)	238,586	5,711,749
Datascope Corp.	8,247	430,823
ev3 Inc.(a)(b)	506,009	3,086,655
Hanger Orthopedic Group Inc.(a)	276,819	4,016,644
ICU Medical Inc.(a)	49,138	1,628,433
Invacare Corp.	234,465	3,638,897
Medical Action Industries Inc.(a)	77,193	771,930
NxStage Medical Inc.(a)	79,192	211,443
OraSure Technologies Inc.(a)	32,805	120,722
Orthofix International NV(a)	102,459	1,570,696
Palomar Medical Technologies Inc.(a)	166,856	1,923,850
Sirona Dental Systems Inc.(a)(b)	8,508	89,334
Symmetry Medical Inc.(a)	222,583	1,773,987
TomoTherapy Inc.(a)	18,927	45,046
Vital Images Inc.(a)	67,386	937,339

		31,026,081
HEALTH CARE - SERVICES—2.18%
Alliance Imaging Inc.(a)	17,546	139,842
AMERIGROUP Corp.(a)	481,744	14,221,083
AmSurg Corp.(a)	283,828	6,624,546
Assisted Living Concepts Inc.(a)	218,642	907,364
Capital Senior Living Corp.(a)	183,487	546,791
Centene Corp.(a)(b)	358,954	7,074,983
Ensign Group Inc. (The)	70,523	1,180,555
Five Star Quality Care Inc.(a)	267,466	409,223
Gentiva Health Services Inc.(a)	130,151	3,808,218
HealthSouth Corp.(a)(b)	791,948	8,679,750
IPC The Hospitalist Co. Inc.(a)	3,032	51,029
Kindred Healthcare Inc.(a)	252,142	3,282,889
Magellan Health Services Inc.(a)	364,717	14,282,318
MedCath Corp.(a)	144,900	1,512,756
Molina Healthcare Inc.(a)(b)	124,086	2,185,154
National Healthcare Corp.	9,095	460,571
NightHawk Radiology Holdings Inc.(a)	187,623	911,848
Odyssey Healthcare Inc.(a)	233,366	2,158,635
RadNet Inc.(a)	19,100	63,985
RehabCare Group Inc.(a)	164,469	2,493,350
Res-Care Inc.(a)	225,256	3,383,345
Skilled Healthcare Group Inc. Class A(a)	156,000	1,316,640
Sunrise Senior Living Inc.(a)	45,682	76,746

Triple-S Management Corp. Class B(a)	130,461	1,500,301

		77,271,922
HOLDING COMPANIES - DIVERSIFIED—0.01%
Resource America Inc. Class A	88,738	354,952

		354,952
HOME BUILDERS—0.49%
AMREP Corp.(a)(b)	14,102	441,111
Beazer Homes USA Inc.(a)(b)	347,439	548,954
Brookfield Homes Corp.(b)	84,262	364,012
Cavco Industries Inc.(a)	13,296	357,529
Champion Enterprises Inc.(a)(b)	350,657	196,368
Hovnanian Enterprises Inc. Class A(a)(b)	352,514	606,324
M/I Homes Inc.(b)	129,728	1,367,333
Meritage Homes Corp.(a)	275,733	3,355,671
Palm Harbor Homes Inc.(a)(b)	88,922	442,832
Ryland Group Inc.	381,886	6,747,926
Skyline Corp.(b)	61,194	1,223,268
Standard-Pacific Corp.(a)(b)	907,159	1,614,743

		17,266,071
HOME FURNISHINGS—0.34%
American Woodmark Corp.	21,124	385,091
Audiovox Corp. Class A(a)	153,366	768,364
Ethan Allen Interiors Inc.	223,110	3,206,091
Furniture Brands International Inc.	369,052	815,605
Hooker Furniture Corp.(b)	81,447	623,884
Kimball International Inc. Class B	280,329	2,413,633
La-Z-Boy Inc.	459,778	997,718
Sealy Corp.(b)	390,549	980,278
Tempur-Pedic International Inc.(b)	259,676	1,841,103
Universal Electronics Inc.(a)	10,073	163,384

		12,195,151
HOUSEHOLD PRODUCTS & WARES—0.72%
ACCO Brands Corp.(a)	480,826	1,658,850
American Greetings Corp. Class A	407,910	3,087,879
Blyth Inc.	223,161	1,749,582
Central Garden & Pet Co. Class A(a)	579,714	3,420,313
CSS Industries Inc.	69,949	1,240,895
Ennis Inc.	232,785	2,819,026
Helen of Troy Ltd.(a)	271,634	4,715,566
Prestige Brands Holdings Inc.(a)	305,826	3,226,464
Russ Berrie and Co. Inc.(a)	148,276	440,380
Standard Register Co. (The)	90,176	805,272
WD-40 Co.	79,841	2,258,702

		25,422,929
HOUSEWARES—0.08%
Libbey Inc.	19,049	23,811
National Presto Industries Inc.	37,292	2,871,484

		2,895,295
INSURANCE—8.13%
Ambac Financial Group Inc.(b)	2,606,617	3,388,602
American Equity Investment Life Holding Co.	496,141	3,472,987
American Physicians Capital Inc.	75,854	3,648,577
American Safety Insurance Holdings Ltd.(a)	94,697	1,250,947
Amerisafe Inc.(a)	169,870	3,487,431
AmTrust Financial Services Inc.	136,506	1,583,470
Argo Group International Holdings Ltd.(a)	180,630	6,126,970
Aspen Insurance Holdings Ltd.	768,261	18,630,329

Assured Guaranty Ltd.	502,100	5,723,940
Baldwin & Lyons Inc. Class B	76,401	1,389,734
CastlePoint Holdings Ltd.	300,389	4,073,275
Citizens Inc.(a)(b)	335,584	3,255,165
CNA Surety Corp.(a)	152,051	2,919,379
Crawford & Co. Class B(a)(b)	216,949	3,154,438
Delphi Financial Group Inc. Class A	372,792	6,874,284
Donegal Group Inc. Class A	103,101	1,729,004
EMC Insurance Group Inc.	52,893	1,356,705
Employers Holdings Inc.	420,522	6,938,613
Enstar Group Ltd.(a)(b)	21,693	1,282,924
FBL Financial Group Inc. Class A	115,945	1,791,350
First Acceptance Corp.(a)	154,915	449,253
First Mercury Financial Corp.(a)	107,659	1,535,217
Flagstone Reinsurance Holdings Ltd.	273,206	2,669,223
FPIC Insurance Group Inc.(a)	74,353	3,255,174
Greenlight Capital Re Ltd. Class A(a)(b)	259,458	3,370,359
Hallmark Financial Services Inc.(a)	54,145	474,852
Harleysville Group Inc.	117,490	4,080,428
Horace Mann Educators Corp.	368,344	3,385,081
Independence Holding Co.	57,803	208,669
Infinity Property and Casualty Corp.	129,016	6,028,918
IPC Holdings Ltd.	419,625	12,546,787
Kansas City Life Insurance Co.	40,228	1,743,884
Life Partners Holdings Inc.	6,025	262,931
Maiden Holdings Ltd.	449,272	1,406,221
Max Capital Group Ltd.	508,162	8,994,467
Meadowbrook Insurance Group Inc.	496,738	3,198,993
Montpelier Re Holdings Ltd.	841,180	14,123,412
National Interstate Corp.	54,176	968,125
National Western Life Insurance Co. Class A	20,012	3,385,430
Navigators Group Inc. (The)(a)	118,754	6,520,782
NYMAGIC Inc.	40,191	765,639
Odyssey Re Holdings Corp.	197,724	10,244,080
Phoenix Companies Inc. (The)	1,022,874	3,344,798
Platinum Underwriters Holdings Ltd.	440,425	15,890,534
PMA Capital Corp. Class A(a)	278,965	1,975,072
PMI Group Inc. (The)	723,654	1,411,125
Presidential Life Corp.	192,047	1,899,345
Primus Guaranty Ltd.(a)(b)	103,497	117,987
ProAssurance Corp.(a)	288,717	15,238,483
Radian Group Inc.(b)	729,444	2,684,354
RLI Corp.	167,758	10,260,079
Safety Insurance Group Inc.	146,665	5,582,070
SeaBright Insurance Holdings Inc.(a)	193,621	2,273,111
Selective Insurance Group Inc.	479,021	10,983,952
State Auto Financial Corp.	126,745	3,809,955
Stewart Information Services Corp.	153,232	3,599,420
United America Indemnity Ltd. Class A(a)	162,421	2,080,613
United Fire & Casualty Co.	205,342	6,379,976
Universal American Corp.(a)	356,894	3,147,805
Validus Holdings Ltd.	580,143	15,176,541
Zenith National Insurance Corp.	334,345	10,555,272

		288,106,541
INTERNET—1.13%
Ariba Inc.(a)	106,377	766,978
Avocent Corp.(a)(b)	403,258	7,222,351
DealerTrack Holdings Inc.(a)	97,997	1,165,184
HSW International Inc.(a)(b)	139,346	52,951
i2 Technologies Inc.(a)(b)	139,089	888,779
iBasis Inc.(a)	282,736	398,658
InfoSpace Inc.	129,088	974,614

Internap Network Services Corp.(a)	225,369	563,422
Internet Brands Inc. Class A(a)	112,112	652,492
Internet Capital Group Inc.(a)	133,409	727,079
Interwoven Inc.(a)	61,903	779,978
Keynote Systems Inc.(a)	100,106	771,817
ModusLink Global Solutions Inc.(a)	408,171	1,179,614
Orbitz Worldwide Inc.(a)	302,547	1,173,882
PCTEL Inc.	63,566	417,629
Perficient Inc.(a)	289,658	1,384,565
Rackspace Hosting Inc.(a)	39,987	215,130
RealNetworks Inc.(a)	464,432	1,639,445
S1 Corp.(a)	102,421	808,102
Safeguard Scientifics Inc.(a)	985,471	679,975
SonicWALL Inc.(a)	429,558	1,709,641
Sourcefire Inc.(a)	34,235	191,716
SupportSoft Inc.(a)	128,245	285,986
TheStreet.com Inc.	67,210	194,909
TIBCO Software Inc.(a)	1,678,417	8,710,984
United Online Inc.	699,586	4,246,487
Vignette Corp.(a)	102,225	961,937
Web.com Group Inc.(a)	187,012	684,464
Websense Inc.(a)	39,906	597,393

		40,046,162
INVESTMENT COMPANIES—1.10%
Apollo Investment Corp.	1,277,974	11,897,938
Ares Capital Corp.	878,005	5,557,772
BlackRock Kelso Capital Corp.	112,007	1,104,389
Capital Southwest Corp.	27,448	2,968,776
Fifth Street Finance Corp.	70,599	533,022
Gladstone Capital Corp.(b)	190,423	1,540,522
Gladstone Investment Corp.	193,958	952,334
Harris & Harris Group Inc.(a)(b)	228,326	901,888
Hercules Technology Growth Capital Inc.	293,585	2,325,193
Kayne Anderson Energy Development Co.	89,060	668,841
Kohlberg Capital Corp.	154,004	560,575
MCG Capital Corp.	669,515	475,356
Medallion Financial Corp.	133,091	1,015,484
MVC Capital Inc.(b)	216,454	2,374,500
NGP Capital Resources Co.	196,444	1,644,236
Patriots Capital Funding Inc.	184,903	673,047
PennantPark Investment Corp.	185,165	668,446
Prospect Energy Corp.	267,314	3,199,749

		39,062,068
IRON & STEEL—0.12%
China Precision Steel Inc.(a)(b)	150,808	188,510
Gibraltar Industries Inc.	243,052	2,902,041
Olympic Steel Inc.	19,978	406,952
Sutor Technology Group Ltd.(a)	31,176	72,017
Universal Stainless & Alloy Products Inc.(a)	54,155	784,706

		4,354,226
LEISURE TIME—0.30%
Brunswick Corp.	788,184	3,318,255
Callaway Golf Co.	598,950	5,564,245
Marine Products Corp.	61,725	346,894
Nautilus Inc.(a)	199,995	441,989
Polaris Industries Inc.	36,004	1,031,515

		10,702,898
LODGING—0.29%
Ameristar Casinos Inc.	231,323	1,998,631

Gaylord Entertainment Co.(a)(b)	370,769	4,019,136
Lodgian Inc.(a)	139,498	297,131
Marcus Corp.	181,216	2,941,136
Monarch Casino & Resort Inc.(a)	58,761	684,566
Morgans Hotel Group Co.(a)	25,505	118,853
Riviera Holdings Corp.(a)	19,978	59,934

		10,119,387
MACHINERY—0.99%
Alamo Group Inc.	55,614	831,429
Albany International Corp. Class A	267,779	3,438,282
Applied Industrial Technologies Inc.	266,946	5,050,618
Astec Industries Inc.(a)	12,756	399,645
Briggs & Stratton Corp.	446,427	7,852,651
Cascade Corp.	80,979	2,418,033
Columbus McKinnon Corp.(a)	151,094	2,062,433
Gerber Scientific Inc.(a)	209,836	1,072,262
Hurco Companies Inc.(a)	56,472	677,664
Intevac Inc.(a)	199,392	1,010,917
Kadant Inc.(a)	116,669	1,572,698
NACCO Industries Inc.	54,360	2,033,608
Park-Ohio Holdings Corp.(a)(b)	72,245	445,752
Robbins & Myers Inc.	106,441	1,721,151
Sauer-Danfoss Inc.	10,284	89,985
Tecumseh Products Co. Class A(a)(b)	147,578	1,413,797
Tennant Co.	10,151	156,325
Twin Disc Inc.	68,540	472,241
Wabtec Corp.	57,765	2,296,159

		35,015,650
MANUFACTURING—1.50%
A.O. Smith Corp.(b)	180,409	5,325,674
Actuant Corp. Class A	48,486	922,204
Acuity Brands Inc.	48,467	1,691,983
American Railcar Industries Inc.	18,827	198,248
Ameron International Corp.	65,040	4,092,317
AZZ Inc.(a)	64,404	1,616,540
Blount International Inc.(a)	344,293	3,263,898
Ceradyne Inc.(a)	237,930	4,832,358
CLARCOR Inc.	173,179	5,746,079
EnPro Industries Inc.(a)	161,024	3,468,457
Federal Signal Corp.	429,715	3,527,960
FreightCar America Inc.	95,820	1,750,631
GenTek Inc.(a)	17,243	259,507
Griffon Corp.(a)	392,521	3,662,221
Koppers Holdings Inc.	175,543	3,795,240
LSB Industries Inc.(a)	53,033	441,235
Lydall Inc.(a)	145,505	836,654
Matthews International Corp. Class A	15,374	563,918
Myers Industries Inc.	109,277	874,216
Reddy Ice Holdings Inc.	158,383	228,072
Standex International Corp.	113,157	2,245,035
Tredegar Corp.	218,294	3,968,585

		53,311,032
MEDIA—0.53%
A.H. Belo Corp. Class A	183,730	400,531
Belo Corp. Class A	814,349	1,270,384
Charter Communications Inc. Class A(a)(b)	1,980,970	162,043
Citadel Broadcasting Corp.(a)	1,592,181	254,749
CKX Inc.(a)	196,557	721,364
Courier Corp.	92,999	1,664,682
Cox Radio Inc. Class A(a)(b)	215,789	1,296,892

Crown Media Holdings Inc. Class A(a)(b)	45,693	130,225
Cumulus Media Inc. Class A(a)(b)	231,555	576,572
DG FastChannel Inc.(a)	18,095	225,826
Entercom Communications Corp.	228,587	281,162
Entravision Communications Corp.(a)	263,232	410,642
Fisher Communications Inc.	59,225	1,222,404
Gray Television Inc.	379,149	151,660
Journal Communications Inc. Class A	373,191	914,318
Lee Enterprises Inc.(b)	395,754	162,259
Lin TV Corp. Class A(a)(b)	235,357	256,539
McClatchy Co. (The) Class A(b)	501,438	401,150
Media General Inc. Class A(b)	206,378	361,161
Mediacom Communications Corp. Class A(a)(b)	349,076	1,501,027
Outdoor Channel Holdings Inc.(a)	136,234	1,020,393
Playboy Enterprises Inc. Class B(a)	83,550	180,468
PRIMEDIA Inc.	225,699	489,767
RHI Entertainment Inc.(a)	100,268	814,176
Scholastic Corp.	216,587	2,941,251
Sinclair Broadcast Group Inc. Class A	285,913	886,330

		18,697,975
METAL FABRICATE & HARDWARE—1.01%
A.M. Castle & Co.	151,049	1,635,861
Ampco-Pittsburgh Corp.	19,900	431,830
CIRCOR International Inc.	21,675	596,062
Haynes International Inc.(a)	80,416	1,979,842
L.B. Foster Co. Class A(a)	92,490	2,893,087
Ladish Co. Inc.(a)	143,691	1,990,120
Lawson Products Inc.	37,256	851,300
Mueller Industries Inc.	310,578	7,789,296
Mueller Water Products Inc. Class A(b)	1,037,218	8,712,631
NN Inc.	26,185	59,964
Northwest Pipe Co.(a)	82,684	3,523,165
TriMas Corp.(a)	130,522	180,120
Worthington Industries Inc.	476,814	5,254,490

		35,897,768
MINING—1.37%
Allied Nevada Gold Corp.(a)	46,424	234,905
AMCOL International Corp.	154,483	3,236,419
Apex Silver Mines Ltd.(a)(b)	418,004	409,644
Brush Engineered Materials Inc.(a)	185,586	2,360,654
Coeur d’Alene Mines Corp.(a)(b)	4,969,944	4,373,551
Compass Minerals International Inc.	138,810	8,142,595
General Moly Inc.(a)(b)	106,002	125,082
Hecla Mining Co.(a)(b)	1,532,960	4,292,288
Horsehead Holding Corp.(a)	317,825	1,493,777
Kaiser Aluminum Corp.	141,730	3,191,760
Royal Gold Inc.	263,623	12,972,888
RTI International Metals Inc.(a)(b)	207,914	2,975,249
Stillwater Mining Co.(a)(b)	261,286	1,290,753
United States Lime & Minerals Inc.(a)	6,987	167,339
Uranium Resources Inc.(a)	77,094	59,362
USEC Inc.(a)(b)	700,875	3,146,929

		48,473,195
OFFICE FURNISHINGS—0.26%
Herman Miller Inc.	227,376	2,962,709
HNI Corp.	366,563	5,806,358
Knoll Inc.	44,971	405,638

		9,174,705

OIL & GAS—1.21%
Alon USA Energy Inc.(b)	95,616	874,886
American Oil & Gas Inc.(a)(b)	244,037	195,230
Berry Petroleum Co. Class A	140,716	1,063,813
Bill Barrett Corp.(a)	176,771	3,735,171
BMB Munai Inc.(a)(b)	304,745	423,596
Brigham Exploration Co.(a)	417,483	1,335,946
Bronco Drilling Co. Inc.(a)	240,050	1,550,723
Callon Petroleum Co.(a)	186,209	484,143
Cheniere Energy Inc.(a)(b)	95,001	270,753
Delek US Holdings Inc.	116,293	615,190
Energy XXI (Bermuda) Ltd.	1,021,476	806,966
EXCO Resources Inc.(a)	77,670	703,690
GeoMet Inc.(a)	143,650	247,078
GMX Resources Inc.(a)	93,156	2,358,710
Gulfport Energy Corp.(a)	157,788	623,263
Harvest Natural Resources Inc.(a)	298,293	1,282,660
Meridian Resource Corp. (The)(a)	681,735	388,589
Oilsands Quest Inc.(a)(b)	1,498,590	1,093,971
Parker Drilling Co.(a)	846,257	2,454,145
PetroCorp Inc. Escrow(c)	19,086	2
PetroQuest Energy Inc.(a)	204,286	1,380,973
Pioneer Drilling Co.(a)	394,342	2,196,485
Precision Drilling Trust(b)	204,957	1,719,589
Quest Resource Corp.(a)	15,445	6,796
RAM Energy Resources Inc.(a)	205,782	181,088
Rosetta Resources Inc.(a)	460,296	3,258,896
Stone Energy Corp.(a)	259,140	2,855,723
Swift Energy Co.(a)	275,676	4,634,114
Toreador Resources Corp.(a)(b)	148,331	814,337
TXCO Resources Inc.(a)	310,073	462,009
VAALCO Energy Inc.(a)	368,387	2,740,799
Western Refining Inc.	271,372	2,105,847

		42,865,181
OIL & GAS SERVICES—0.53%
Allis-Chalmers Energy Inc.(a)	248,776	1,368,268
Cal Dive International Inc.(a)	373,528	2,431,667
Complete Production Services Inc.(a)	431,986	3,520,686
Dawson Geophysical Co.(a)	23,357	415,988
Geokinetics Inc.(a)	20,159	49,793
Hornbeck Offshore Services Inc.(a)	208,244	3,402,707
Lufkin Industries Inc.	87,988	3,035,586
Newpark Resources Inc.(a)	805,355	2,979,813
Superior Well Services Inc.(a)	48,762	487,620
Trico Marine Services Inc.(a)(b)	113,015	505,177
Union Drilling Inc.(a)	81,715	424,101

		18,621,406
PACKAGING & CONTAINERS—0.16%
BWAY Holding Co.(a)	11,843	94,270
Silgan Holdings Inc.	113,427	5,422,945

		5,517,215
PHARMACEUTICALS—0.99%
BioForm Medical Inc.(a)(b)	42,943	39,078
Cypress Bioscience Inc.(a)(b)	61,914	423,492
Emergent BioSolutions Inc.(a)	30,774	803,509
Jazz Pharmaceuticals Inc.(a)(b)	30,579	59,017
Mannatech Inc.(b)	120,481	295,178
MannKind Corp.(a)(b)	223,596	766,934
Nabi Biopharmaceuticals(a)	415,461	1,391,794
Omega Protein Corp.(a)	162,685	652,367
Par Pharmaceutical Companies Inc.(a)	312,015	4,184,121

PharMerica Corp.(a)	275,639	4,319,263
Salix Pharmaceuticals Ltd.(a)	430,643	3,802,578
Schiff Nutrition International Inc.(a)	77,106	460,323
Star Scientific Inc.(a)(b)	472,309	1,808,943
Valeant Pharmaceuticals International(a)(b)	298,657	6,839,245
ViroPharma Inc.(a)(b)	708,249	9,221,402

		35,067,244
REAL ESTATE—0.33%
Avatar Holdings Inc.(a)(b)	56,059	1,486,685
Consolidated-Tomoka Land Co.	15,926	608,214
Forestar Group Inc.(a)	298,259	2,839,426
FX Real Estate and Entertainment Inc.(a)	100,804	15,121
Grubb & Ellis Co.	48,401	60,017
Hilltop Holdings Inc.(a)	405,131	3,945,976
Meruelo Maddux Properties Inc.(a)	392,995	487,314
Resource Capital Corp.	186,779	715,364
Stratus Properties Inc.(a)	54,508	679,170
Thomas Properties Group Inc.	170,776	442,310
United Capital Corp.(a)	16,883	306,258

		11,585,855
REAL ESTATE INVESTMENT TRUSTS—9.27%
Acadia Realty Trust	148,551	2,119,823
Agree Realty Corp.	68,924	1,249,592
Alexander’s Inc.	6,632	1,690,497
American Campus Communities Inc.	380,591	7,794,504
American Capital Agency Corp.(b)	89,237	1,906,102
Anthracite Capital Inc.(b)	535,770	1,194,767
Anworth Mortgage Asset Corp.	806,771	5,187,538
Arbor Realty Trust Inc.(b)	126,805	374,075
Ashford Hospitality Trust Inc.(b)	838,286	964,029
Associated Estates Realty Corp.	8,000	73,040
BioMed Realty Trust Inc.	718,609	8,422,097
Capital Trust Inc. Class A(b)	146,216	526,378
CapLease Inc.	394,692	682,817
Capstead Mortgage Corp.	509,476	5,487,057
Care Investment Trust Inc.	118,965	926,737
Cedar Shopping Centers Inc.	345,761	2,447,988
Chimera Investment Corp.	1,235,899	4,263,852
Cogdell Spencer Inc.	106,113	993,218
Colonial Properties Trust	425,185	3,541,791
Corporate Office Properties Trust	377,171	11,579,150
Cousins Properties Inc.(b)	45,000	623,250
DCT Industrial Trust Inc.	1,547,430	7,829,996
DiamondRock Hospitality Co.	852,034	4,319,812
DuPont Fabros Technology Inc.	43,123	89,265
EastGroup Properties Inc.	153,988	5,478,893
Education Realty Trust Inc.	261,365	1,364,325
Entertainment Properties Trust	294,622	8,779,736
Equity Lifestyle Properties Inc.	66,169	2,538,243
Equity One Inc.(b)	289,501	5,124,168
Extra Space Storage Inc.	770,101	7,947,442
FelCor Lodging Trust Inc.	548,556	1,009,343
First Industrial Realty Trust Inc.(b)	399,565	3,016,716
First Potomac Realty Trust	244,049	2,269,656
Franklin Street Properties Corp.(b)	531,029	7,832,678
Getty Realty Corp.	155,397	3,272,661
Glimcher Realty Trust	344,999	969,447
Gramercy Capital Corp.	367,640	470,579
Hatteras Financial Corp.	140,284	3,731,554
Healthcare Realty Trust Inc.	528,206	12,402,277
Hersha Hospitality Trust	430,790	1,292,370

Highwoods Properties Inc.	538,457	14,732,184
Home Properties Inc.(b)	161,626	6,562,016
Inland Real Estate Corp.(b)	349,117	4,531,539
Investors Real Estate Trust	518,630	5,554,527
JER Investors Trust Inc.(b)	202,796	188,600
Kite Realty Group Trust	204,528	1,137,176
LaSalle Hotel Properties(b)	356,916	3,943,922
Lexington Realty Trust	671,179	3,355,895
LTC Properties Inc.	209,155	4,241,663
Maguire Properties Inc.(a)(b)	337,828	493,229
Medical Properties Trust Inc.	595,626	3,758,400
MFA Mortgage Investments Inc.	1,777,629	10,470,235
Mid-America Apartment Communities Inc.	109,963	4,086,225
Mission West Properties Inc.	173,964	1,330,825
Monmouth Real Estate Investment Corp. Class A	173,744	1,216,208
National Health Investors Inc.	200,867	5,509,782
National Retail Properties Inc.	703,393	12,091,326
Newcastle Investment Corp.(b)	466,725	392,049
NorthStar Realty Finance Corp.(b)	502,844	1,966,120
Omega Healthcare Investors Inc.	649,433	10,371,445
One Liberty Properties Inc.	71,616	630,221
Parkway Properties Inc.	135,239	2,434,302
Pennsylvania Real Estate Investment Trust	310,147	2,310,595
Post Properties Inc.	398,028	6,567,462
PS Business Parks Inc.	96,809	4,323,490
RAIT Financial Trust(b)	564,297	1,467,172
Ramco-Gershenson Properties Trust	138,122	853,594
Realty Income Corp.(b)	911,257	21,095,600
Redwood Trust Inc.(b)	297,830	4,440,645
Saul Centers Inc.	29,952	1,183,104
Senior Housing Properties Trust	1,029,469	18,448,084
Sovran Self Storage Inc.	195,324	7,031,664
Strategic Hotels & Resorts Inc.	694,418	1,166,622
Sun Communities Inc.	50,339	704,746
Sunstone Hotel Investors Inc.	434,559	2,689,920
Universal Health Realty Income Trust	93,673	3,082,778
Urstadt Biddle Properties Inc. Class A	174,466	2,779,243
U-Store-It Trust	448,292	1,994,899
Washington Real Estate Investment Trust	236,120	6,682,196
Winthrop Realty Trust	102,824	1,114,612

		328,721,778
RETAIL—4.58%
AFC Enterprises Inc.(a)	107,784	505,507
America’s Car-Mart Inc.(a)(b)	89,198	1,231,824
Asbury Automotive Group Inc.	293,281	1,340,294
Bebe Stores Inc.	266,324	1,989,440
Big 5 Sporting Goods Corp.	192,018	1,000,414
BJ’s Restaurants Inc.(a)	33,227	357,855
Blockbuster Inc. Class A(a)(b)	1,586,648	1,999,176
Bob Evans Farms Inc.(b)	279,883	5,718,010
Borders Group Inc.(a)	257,454	102,982
Brown Shoe Co. Inc.	380,941	3,226,570
Build-A-Bear Workshop Inc.(a)	146,088	709,988
Cabela’s Inc. Class A(a)(b)	354,780	2,068,367
Cache Inc.(a)	40,400	81,608
California Pizza Kitchen Inc.(a)	50,195	538,090
Casey’s General Stores Inc.	455,737	10,377,131
Cash America International Inc.	148,052	4,049,222
Casual Male Retail Group Inc.(a)	327,407	170,252
Cato Corp. Class A	204,378	3,086,108
CEC Entertainment Inc.(a)	21,892	530,881
Charlotte Russe Holding Inc.(a)	156,280	1,014,257

Charming Shoppes Inc.(a)	1,020,094	2,489,029
Chico’s FAS Inc.(a)	1,089,523	4,554,206
Children’s Place Retail Stores Inc. (The)(a)	211,508	4,585,493
Christopher & Banks Corp.	98,917	553,935
Collective Brands Inc.(a)(b)	576,962	6,761,995
Conn’s Inc.(a)(b)	86,158	730,620
Cracker Barrel Old Country Store Inc.	63,628	1,310,101
Dillard’s Inc. Class A(b)	522,718	2,075,190
Domino’s Pizza Inc.(a)	356,988	1,681,413
Dress Barn Inc.(a)	405,430	4,354,318
DSW Inc. Class A(a)(b)	50,678	631,448
Einstein Noah Restaurant Group Inc.(a)	18,420	105,915
Finish Line Inc. (The) Class A	264,760	1,482,656
First Cash Financial Services Inc.(a)	11,381	216,922
Fred’s Inc.	358,909	3,861,861
Genesco Inc.(a)(b)	173,783	2,940,408
Group 1 Automotive Inc.	207,162	2,231,135
Haverty Furniture Companies Inc.	113,672	1,060,560
Hot Topic Inc.(a)	396,250	3,673,237
Insight Enterprises Inc.(a)	419,626	2,895,419
Jack in the Box Inc.(a)	199,797	4,413,516
Jo-Ann Stores Inc.(a)	227,921	3,530,496
Jos. A. Bank Clothiers Inc.(a)(b)	129,471	3,385,667
Kenneth Cole Productions Inc. Class A	80,340	568,807
Landry’s Restaurants Inc.(b)	103,584	1,201,574
Luby’s Inc.(a)	192,849	808,037
MarineMax Inc.(a)	145,091	491,858
Men’s Wearhouse Inc. (The)	411,549	5,572,373
Movado Group Inc.	141,756	1,331,089
New York & Co. Inc.(a)	173,868	403,374
99 Cents Only Stores(a)(b)	191,577	2,093,937
Nu Skin Enterprises Inc. Class A	152,622	1,591,847
O’Charley’s Inc.	161,202	322,404
P.F. Chang’s China Bistro Inc.(a)	15,815	331,166
Pacific Sunwear of California Inc.(a)	593,363	943,447
Pantry Inc. (The)(a)	164,089	3,519,709
Papa John’s International Inc.(a)	43,576	803,106
PC Connection Inc.(a)	85,794	439,265
PC Mall Inc.(a)	17,272	69,261
Pep Boys - Manny, Moe & Jack (The)	375,984	1,552,814
Pier 1 Imports Inc.(a)(b)	658,941	243,808
Red Robin Gourmet Burgers Inc.(a)	15,716	264,500
Regis Corp.	388,837	5,649,802
Retail Ventures Inc.(a)	241,071	836,516
Rex Stores Corp.(a)	73,245	591,087
Ruby Tuesday Inc.(a)	459,544	716,889
Rush Enterprises Inc. Class A(a)	303,592	2,601,783
Ruth’s Hospitality Group Inc.(a)	77,991	107,628
Sally Beauty Co. Inc.(a)	59,152	336,575
School Specialty Inc.(a)(b)	168,598	3,223,594
Shoe Carnival Inc.(a)	78,861	753,123
Sonic Automotive Inc.	243,613	969,580
Sonic Corp.(a)	87,477	1,064,595
Stage Stores Inc.	343,666	2,835,245
Steak n Shake Co. (The)(a)(b)	253,981	1,511,187
Stein Mart Inc.(a)	221,602	250,410
Susser Holdings Corp.(a)	66,057	877,898
Syms Corp.(a)(b)	60,048	533,226
Systemax Inc.(b)	58,759	632,834
Talbots Inc. (The)(b)	221,589	529,598
Tractor Supply Co.(a)	76,127	2,751,230
Tuesday Morning Corp.(a)	268,668	437,929
Tween Brands Inc.(a)	46,256	199,826

Wendy’s/Arby’s Group Inc. Class A	491,204	2,426,548
World Fuel Services Corp.	258,627	9,569,199
Zale Corp.(a)(b)	288,070	959,273

		162,541,467
SAVINGS & LOANS—2.88%
Abington Bancorp Inc.	217,095	2,008,129
Anchor BanCorp Wisconsin Inc.	166,534	459,634
BankFinancial Corp.	172,718	1,759,996
Beneficial Mutual Bancorp Inc.(a)	293,198	3,298,477
Berkshire Hills Bancorp Inc.	108,848	3,359,049
Brookline Bancorp Inc.	526,054	5,602,475
Brooklyn Federal Bancorp Inc.	29,888	419,926
Clifton Savings Bancorp Inc.	93,448	1,108,293
Danvers Bancorp Inc.	92,182	1,232,473
Dime Community Bancshares Inc.	213,486	2,839,364
Essa Bancorp Inc.	141,652	2,001,543
First Financial Holdings Inc.	102,442	2,073,426
First Financial Northwest Inc.	200,881	1,876,229
First Niagara Financial Group Inc.	1,066,157	17,239,759
First Place Financial Corp.	149,419	572,275
FirstFed Financial Corp.(a)(b)	121,036	211,813
Flagstar Bancorp Inc.(a)(b)	459,063	325,935
Flushing Financial Corp.	190,587	2,279,421
Fox Chase Bancorp Inc.(a)	56,200	618,200
Guaranty Financial Group Inc.(a)(b)	823,899	2,150,376
Home Federal Bancorp Inc.	60,094	644,208
Investors Bancorp Inc.(a)	397,784	5,342,239
Kearny Financial Corp.	157,859	2,020,595
Meridian Interstate Bancorp Inc.(a)	92,204	852,887
NASB Financial Inc.(b)	29,007	783,189
NewAlliance Bancshares Inc.	978,991	12,893,311
Northwest Bancorp Inc.	153,424	3,280,205
OceanFirst Financial Corp.	78,912	1,309,939
Oritani Financial Corp.(a)	15,827	266,685
Provident Financial Services Inc.	537,215	8,219,389
Provident New York Bancorp	360,374	4,468,638
Rockville Financial Inc.	78,929	1,102,638
Roma Financial Corp.(b)	77,199	971,935
United Community Financial Corp.	244,547	220,092
United Financial Bancorp Inc.	159,998	2,422,370
ViewPoint Financial Group	8,304	133,279
Waterstone Financial Inc.(a)	60,737	203,469
Westfield Financial Inc.	283,687	2,927,650
WSFS Financial Corp.	55,552	2,665,940

		102,165,451
SEMICONDUCTORS—1.65%
Actel Corp.(a)	216,681	2,539,501
Amkor Technology Inc.(a)	861,922	1,878,990
Applied Micro Circuits Corp.(a)	405,415	1,593,281
Asyst Technologies Inc.(a)	385,032	96,258
Axcelis Technologies Inc.(a)	903,557	460,814
Bookham Inc.(a)	884,964	398,234
Brooks Automation Inc.(a)	569,797	3,310,521
CEVA Inc.(a)	46,093	322,651
Cirrus Logic Inc.(a)	190,870	511,532
Cohu Inc.	191,350	2,324,902
DSP Group Inc.(a)	206,252	1,654,141
Emulex Corp.(a)	763,073	5,326,250
Entegris Inc.(a)	972,461	2,129,690
Entropic Communications Inc.(a)	14,663	7,331
Exar Corp.(a)	301,461	2,010,745

FormFactor Inc.(a)	173,259	2,529,581
IXYS Corp.	56,283	464,898
Kopin Corp.(a)	541,684	1,105,035
Lattice Semiconductor Corp.(a)	498,656	752,971
LTX-Credence Corp.(a)	1,051,000	283,770
Mattson Technology Inc.(a)	455,405	642,121
MIPS Technologies Inc. Class A(a)	340,454	377,904
MKS Instruments Inc.(a)	422,083	6,242,608
OmniVision Technologies Inc.(a)	419,778	2,203,834
Photronics Inc.(a)	370,120	721,734
PLX Technology Inc.(a)	12,715	21,870
PMC-Sierra Inc.(a)(b)	815,628	3,963,952
Rudolph Technologies Inc.(a)	243,021	857,864
Semitool Inc.(a)	36,189	110,376
Semtech Corp.(a)	31,395	353,822
SiRF Technology Holdings Inc.(a)(b)	536,307	686,473
Skyworks Solutions Inc.(a)	478,147	2,648,934
Spansion Inc. Class A(a)	1,023,858	193,816
Standard Microsystems Corp.(a)	92,688	1,514,522
Transmeta Corp.(a)	9,755	177,541
TriQuint Semiconductor Inc.(a)	1,285,760	4,423,014
Ultra Clean Holdings Inc.(a)	173,552	348,840
Veeco Instruments Inc.(a)	43,477	275,644
Zoran Corp.(a)	466,935	3,189,166

		58,655,131
SOFTWARE—1.54%
Acxiom Corp.	549,047	4,452,771
American Software Inc. Class A	71,414	335,646
Avid Technology Inc.(a)(b)	271,709	2,964,345
Blackbaud Inc.	29,696	400,896
Bottomline Technologies Inc.(a)	193,986	1,377,301
Computer Programs and Systems Inc.	14,038	376,218
CSG Systems International Inc.(a)	145,565	2,543,021
Deltek Inc.(a)	8,473	39,315
Digi International Inc.(a)	188,717	1,530,495
Epicor Software Corp.(a)	529,866	2,543,357
EPIQ Systems Inc.(a)	109,938	1,837,064
Fair Isaac Corp.	436,888	7,365,932
infoGROUP Inc.	295,457	1,400,466
JDA Software Group Inc.(a)	217,379	2,854,186
Monotype Imaging Holdings Inc.(a)	38,862	225,400
MSC Software Corp.(a)	404,683	2,703,282
OpenTV Corp. Class A(a)	688,098	846,361
OPNET Technologies Inc.(a)	7,563	74,571
Parametric Technology Corp.(a)	51,629	653,107
Progress Software Corp.(a)	33,479	644,806
Quest Software Inc.(a)	649,239	8,173,919
Schawk Inc.	133,765	1,532,947
SeaChange International Inc.(a)	280,324	2,021,136
Smith Micro Software Inc.(a)	44,590	247,920
Sybase Inc.(a)	113,089	2,801,215
SYNNEX Corp.(a)	159,041	1,801,935
THQ Inc.(a)	182,830	766,058
Trident Microsystems Inc.(a)	323,520	611,453
VeriFone Holdings Inc.(a)(b)	293,535	1,438,322

		54,563,445
STORAGE & WAREHOUSING—0.02%
Mobile Mini Inc.(a)	50,486	728,008

		728,008

TELECOMMUNICATIONS—3.55%
Adaptec Inc.(a)	1,089,568	3,595,574
ADTRAN Inc.	221,650	3,298,152
Airvana Inc.(a)	18,818	115,166
Alaska Communications Systems Group Inc.	191,911	1,800,125
Anaren Inc.(a)	130,472	1,559,140
Anixter International Inc.(a)(b)	246,000	7,409,520
Applied Signal Technology Inc.	81,978	1,470,685
ARRIS Group Inc.(a)	1,103,411	8,772,117
Atlantic Tele-Network Inc.	83,441	2,215,359
Black Box Corp.	158,864	4,149,528
Centennial Communications Corp.(a)	91,424	736,877
Cincinnati Bell Inc.(a)	2,080,323	4,015,023
Consolidated Communications Holdings Inc.	134,801	1,601,436
CPI International Inc.(a)	77,689	672,787
EMS Technologies Inc.(a)	141,099	3,650,231
Extreme Networks Inc.(a)	774,905	1,813,278
FairPoint Communications Inc.(b)	798,608	2,619,434
FiberTower Corp.(a)(b)	1,056,994	169,119
General Communication Inc. Class A(a)	404,600	3,273,214
GeoEye Inc.(a)(b)	145,940	2,806,426
Global Crossing Ltd.(a)	161,849	1,285,081
Globalstar Inc.(a)(b)	368,681	73,736
Globecomm Systems Inc.(a)(b)	58,954	323,657
Harmonic Inc.(a)	469,389	2,633,272
Harris Stratex Networks Inc.(a)	226,577	1,169,137
Hypercom Corp.(a)	130,607	141,056
ICO Global Communications (Holdings) Ltd.(a)	615,905	695,973
IDT Corp. Class B(a)	475,126	190,050
Iowa Telecommunications Services Inc.	252,436	3,604,786
iPCS Inc.(a)	103,457	709,715
Ixia(a)	150,737	871,260
Knology Inc.(a)	249,925	1,289,613
Loral Space & Communications Inc.(a)	103,398	1,502,373
MasTec Inc.(a)	39,083	452,581
MRV Communications Inc.(a)(b)	1,400,462	1,078,356
NETGEAR Inc.(a)	265,976	3,034,786
Newport Corp.(a)	326,346	2,212,626
Novatel Wireless Inc.(a)	157,567	731,111
Oplink Communications Inc.(a)	122,516	1,053,638
Opnext Inc.(a)	74,705	130,734
ORBCOMM Inc.(a)(b)	53,302	115,132
PAETEC Holding Corp.(a)	270,207	389,098
Plantronics Inc.	441,976	5,834,083
Polycom Inc.(a)	59,382	802,251
Powerwave Technologies Inc.(a)	1,177,623	588,812
Preformed Line Products Co.	21,252	978,442
Premiere Global Services Inc.(a)	79,179	681,731
RCN Corp.(a)	155,754	918,949
RF Micro Devices Inc.(a)	2,367,543	1,846,684
Shenandoah Telecommunications Co.	20,398	572,164
ShoreTel Inc.(a)	57,194	256,801
Sycamore Networks Inc.(a)	1,530,852	4,117,992
Symmetricom Inc.(a)	403,842	1,595,176
Syniverse Holdings Inc.(a)	240,048	2,866,173
Tekelec(a)(b)	521,466	6,956,356
TerreStar Corp.(a)	363,070	145,228
3Com Corp.(a)	3,629,642	8,275,584
tw telecom inc.(a)	159,639	1,352,142
USA Mobility Inc.(a)	209,167	2,420,062
UTStarcom Inc.(a)(b)	951,989	1,761,180
Viasat Inc.(a)	180,984	4,358,095
Vonage Holdings Corp.(a)(b)	72,059	47,559

		125,806,426

TEXTILES—0.21%
G&K Services Inc. Class A	178,343	3,606,095
UniFirst Corp.	129,038	3,831,138

		7,437,233
TOYS, GAMES & HOBBIES—0.19%
JAKKS Pacific Inc.(a)(b)	247,338	5,102,583
RC2 Corp.(a)	158,191	1,687,898

		6,790,481
TRANSPORTATION—1.57%
Arkansas Best Corp.	204,387	6,154,093
Atlas Air Worldwide Holdings Inc.(a)	121,014	2,287,165
Bristow Group Inc.(a)(b)	217,168	5,817,931
CAI International Inc.(a)	19,737	62,566
Celadon Group Inc.(a)	194,512	1,659,187
DHT Maritime Inc.	185,284	1,026,473
Dynamex Inc.(a)	42,772	630,887
Genesee & Wyoming Inc. Class A(a)	77,778	2,372,229
Golar LNG Ltd.	51,513	348,228
GulfMark Offshore Inc.(a)	50,471	1,200,705
Heartland Express Inc.	191,056	3,011,043
Hub Group Inc. Class A(a)	118,042	3,131,654
International Shipholding Corp.	51,059	1,293,324
Marten Transport Ltd.(a)	138,446	2,624,936
Nordic American Tanker Shipping Ltd.(b)	226,278	7,636,883
Old Dominion Freight Line Inc.(a)	74,658	2,124,767
Pacer International Inc.	194,941	2,033,235
Patriot Transportation Holding Inc.(a)(b)	12,829	898,928
PHI Inc.(a)	38,891	544,863
Saia Inc.(a)	118,875	1,290,983
Ultrapetrol (Bahamas) Ltd.(a)	206,253	657,947
Universal Truckload Services Inc.(a)	41,187	583,208
Werner Enterprises Inc.	383,281	6,646,093
YRC Worldwide Inc.(a)(b)	511,442	1,467,839

		55,505,167
TRUCKING & LEASING—0.22%
Aircastle Ltd.	418,279	1,999,374
AMERCO(a)	84,589	2,920,858
Greenbrier Companies Inc. (The)	144,640	993,677
TAL International Group Inc.	96,338	1,358,366
Textainer Group Holdings Ltd.	48,648	515,669

		7,787,944
WATER—0.70%
American States Water Co.	155,954	5,143,363
California Water Service Group	176,629	8,200,884
Connecticut Water Service Inc.	73,679	1,739,561
Middlesex Water Co.	116,480	2,006,950
PICO Holdings Inc.(a)	145,119	3,857,263
SJW Corp.	111,467	3,337,322
Southwest Water Co.	215,846	695,024

		24,980,367

TOTAL COMMON STOCKS
(Cost: $5,337,789,034)		3,535,882,407

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.31%

MONEY MARKET FUNDS—9.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	265,448,661	265,448,661
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	50,082,503	50,082,503
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	14,647,633	14,647,633

		330,178,797

TOTAL SHORT-TERM INVESTMENTS
(Cost: $330,178,797)		330,178,797

TOTAL INVESTMENTS IN SECURITIES—109.05%
(Cost: $5,667,967,831)		3,866,061,204
Other Assets, Less Liabilities—(9.05)%		(320,721,650)

NET ASSETS—100.00%		$3,545,339,554

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	12,487	$76,795
Gaiam Inc. Class A(a)	5,832	26,944
Harte-Hanks Inc.	11,343	70,780
Interpublic Group of Companies Inc. (The)(a)(b)	157,504	623,716
inVentiv Health Inc.(a)	11,132	128,463
Lamar Advertising Co. Class A(a)(b)	25,601	321,549
Marchex Inc. Class B(b)	8,768	51,117
Omnicom Group Inc.	106,624	2,870,318
R.H. Donnelley Corp.(a)(b)	23,028	8,520

		4,178,202
AEROSPACE & DEFENSE—2.16%
AAR Corp.(a)(b)	12,414	228,542
AeroVironment Inc.(a)	3,643	134,099
Alliant Techsystems Inc.(a)	10,923	936,756
Argon ST Inc.(a)	3,951	74,516
BE Aerospace Inc.(a)	32,837	252,517
Boeing Co. (The)	248,829	10,617,533
Curtiss-Wright Corp.	14,602	487,561
Ducommun Inc.	3,555	59,368
Esterline Technologies Corp.(a)	9,586	363,214
GenCorp Inc.(a)	18,107	66,634
General Dynamics Corp.	132,237	7,615,529
Goodrich Corp.	41,623	1,540,883
HEICO Corp.	7,086	275,149
Herley Industries Inc.(a)(b)	4,626	56,807
Kaman Corp.	8,856	160,559
L-3 Communications Holdings Inc.	40,756	3,006,978
LMI Aerospace Inc.(a)	2,694	30,631
Lockheed Martin Corp.	108,906	9,156,816
Moog Inc. Class A(a)	13,892	508,030
Northrop Grumman Corp.	113,301	5,103,077
Orbital Sciences Corp.(a)	19,639	383,550
Raytheon Co.	140,083	7,149,836
Rockwell Collins Inc.	53,110	2,076,070
Spirit AeroSystems Holdings Inc. Class A(a)	34,390	349,746
Teledyne Technologies Inc.(a)	12,114	539,679
TransDigm Group Inc.(a)	10,972	368,330
Triumph Group Inc.	5,759	244,527
United Technologies Corp.	322,622	17,292,539

		69,079,476
AGRICULTURE—2.24%
AgFeed Industries Inc.(a)	6,369	10,254
Alico Inc.	1,178	48,286
Alliance One International Inc.(a)	30,508	89,694
Altria Group Inc.	693,441	10,443,221
Andersons Inc. (The)	6,055	99,786
Archer-Daniels-Midland Co.	213,293	6,149,237
Bunge Ltd.	40,260	2,084,260

Cadiz Inc.(a)(b)	3,738	46,762
Griffin Land & Nurseries Inc.	1,149	42,352
Lorillard Inc.	57,559	3,243,450
Maui Land & Pineapple Co. Inc.(a)	1,335	17,929
Monsanto Co.	181,681	12,781,258
Philip Morris International Inc.	698,811	30,405,267
Reynolds American Inc.	56,658	2,283,884
Tejon Ranch Co.(a)	3,581	88,594
Universal Corp.	8,280	247,324
UST Inc.	49,128	3,408,501
Vector Group Ltd.(b)	10,689	145,584

		71,635,643
AIRLINES—0.27%
AirTran Holdings Inc.(a)	37,030	164,413
Alaska Air Group Inc.(a)	12,448	364,104
Allegiant Travel Co.(a)	4,509	219,002
AMR Corp.(a)	92,468	986,634
Continental Airlines Inc. Class B(a)	36,475	658,738
Copa Holdings SA Class A	9,814	297,560
Delta Air Lines Inc.(a)	198,963	2,280,116
Hawaiian Holdings Inc.(a)	13,236	84,446
JetBlue Airways Corp.(a)	56,612	401,945
Republic Airways Holdings Inc.(a)	10,880	116,090
SkyWest Inc.	19,217	357,436
Southwest Airlines Co.	241,609	2,082,670
UAL Corp.	42,774	471,369
US Airways Group Inc.(a)	37,776	292,008

		8,776,531
APPAREL—0.47%
American Apparel Inc.(a)(b)	11,098	22,085
Carter’s Inc.(a)	18,498	356,271
Cherokee Inc.	2,411	41,831
Coach Inc.(a)	112,774	2,342,316
Columbia Sportswear Co.(b)	4,602	162,773
Crocs Inc.(a)(b)	25,725	31,899
Deckers Outdoor Corp.(a)	4,257	340,007
G-III Apparel Group Ltd.(a)	3,950	25,240
Guess? Inc.	19,750	303,162
Gymboree Corp.(a)	9,921	258,839
Hanesbrands Inc.(a)	31,008	395,352
Iconix Brand Group Inc.(a)(b)	19,745	193,106
Jones Apparel Group Inc.	29,197	171,094
K-Swiss Inc. Class A	8,364	95,350
Liz Claiborne Inc.	31,668	82,337
Maidenform Brands Inc.(a)	7,326	74,359
Nike Inc. Class B	117,098	5,971,998
Oxford Industries Inc.	4,897	42,947
Perry Ellis International Inc.(a)	3,638	23,065
Phillips-Van Heusen Corp.	17,052	343,257
Polo Ralph Lauren Corp.	18,422	836,543
Quiksilver Inc.(a)	39,405	72,505
SKECHERS U.S.A. Inc. Class A(a)	10,892	139,635
Steven Madden Ltd.(a)	6,359	135,574
Timberland Co. Class A(a)	14,888	171,956
True Religion Apparel Inc.(a)	6,119	76,120
Unifi Inc.(a)	14,793	41,716
VF Corp.	28,760	1,575,185
Volcom Inc.(a)	6,448	70,283
Warnaco Group Inc. (The)(a)	14,971	293,881
Weyco Group Inc.	2,394	79,122
Wolverine World Wide Inc.	16,846	354,440

		15,124,248

AUTO MANUFACTURERS—0.19%
Force Protection Inc.(a)	21,811	130,430
Ford Motor Co.(a)(b)	767,711	1,758,058
General Motors Corp.(b)	174,271	557,667
Oshkosh Corp.	24,397	216,889
PACCAR Inc.	121,261	3,468,065
Wabash National Corp.	9,746	43,857

		6,174,966
AUTO PARTS & EQUIPMENT—0.22%
American Axle & Manufacturing Holdings Inc.	14,421	41,677
Amerigon Inc. Class A(a)	7,068	23,042
ArvinMeritor Inc.(b)	25,749	73,385
ATC Technology Corp.(a)	7,111	104,034
Autoliv Inc.	24,248	520,362
BorgWarner Inc.	38,296	833,704
Commercial Vehicle Group Inc.(a)	6,450	5,998
Cooper Tire & Rubber Co.	19,610	120,798
Dana Holding Corp.(a)	32,285	23,891
Dorman Products Inc.(a)	3,636	47,995
Exide Technologies Inc.(a)	24,273	128,404
Federal Mogul Corp. Class A(a)	7,425	31,408
Fuel Systems Solutions Inc.(a)(b)	3,857	126,355
Goodyear Tire & Rubber Co. (The)(a)	79,712	475,881
Hayes Lemmerz International Inc.(a)	34,353	15,459
Johnson Controls Inc.	196,087	3,560,940
Lear Corp.(a)	20,985	29,589
Modine Manufacturing Co.	10,103	49,202
Spartan Motors Inc.	10,060	47,584
Superior Industries International Inc.	7,297	76,764
Tenneco Inc.(a)	15,636	46,126
Titan International Inc.	10,961	90,428
TRW Automotive Holdings Corp.(a)	15,719	56,588
Visteon Corp.(a)	41,445	14,506
WABCO Holdings Inc.	21,772	343,780
Wonder Auto Technology Inc.(a)	4,861	19,055

		6,906,955
BANKS—5.11%
AMCORE Financial Inc.	7,480	27,078
Ameris Bancorp	4,600	54,510
Ames National Corp.	2,252	59,768
Arrow Financial Corp.	2,783	69,965
Associated Banc-Corp.	43,054	901,120
BancFirst Corp.	2,501	132,353
Banco Latinoamericano de Exportaciones SA Class E	8,622	123,812
BancorpSouth Inc.	26,930	629,085
BancTrust Financial Group Inc.(b)	5,913	87,276
Bank Mutual Corp.	17,415	200,969
Bank of America Corp.	2,090,764	29,437,957
Bank of Hawaii Corp.	16,017	723,488
Bank of New York Mellon Corp. (The)	378,700	10,728,571
Bank of the Ozarks Inc.	3,801	112,662
Banner Corp.	4,860	45,733
BB&T Corp.	180,799	4,964,741
BOK Financial Corp.	7,386	298,394
Boston Private Financial Holdings Inc.	18,257	124,878
Bryn Mawr Bank Corp.	2,338	46,994
Camden National Corp.	2,499	67,423
Capital City Bank Group Inc.(b)	3,890	105,964
Capitol Bancorp Ltd.	4,680	36,504
Cardinal Financial Corp.	7,711	43,876
Cascade Bancorp(b)	7,227	48,782

Cass Information Systems Inc.	2,300	70,058
Cathay General Bancorp(b)	16,135	383,206
Centerstate Banks of Florida Inc.	2,803	47,623
Central Pacific Financial Corp.	9,787	98,261
Chemical Financial Corp.(b)	7,672	213,895
Citizens & Northern Corp.	2,751	54,332
Citizens Republic Bancorp Inc.	49,018	146,074
City Bank(b)	4,806	24,991
City Holding Co.	5,231	181,934
City National Corp.	13,339	649,609
CoBiz Financial Inc.	5,981	58,255
Colonial BancGroup Inc. (The)(b)	66,461	137,574
Columbia Banking System Inc.	5,858	69,886
Comerica Inc.	49,462	981,821
Commerce Bancshares Inc.	20,523	901,986
Community Bank System Inc.	11,026	268,924
Community Trust Bancorp Inc.	4,864	178,752
Corus Bankshares Inc.(b)	12,327	13,683
Cullen/Frost Bankers Inc.	19,485	987,500
CVB Financial Corp.	20,985	249,721
Discover Financial Services LLC	158,242	1,508,046
East West Bancorp Inc.	22,082	352,650
Encore Bancshares Inc.(a)	2,251	24,761
Enterprise Financial Services Corp.(b)	3,438	52,395
F.N.B. Corp. (Pennsylvania)	29,614	390,905
Farmers Capital Bank Corp.	2,205	53,846
Fifth Third Bancorp	168,297	1,390,133
Financial Institutions Inc.	3,636	52,177
First Bancorp (North Carolina)	3,766	69,106
First BanCorp (Puerto Rico)	24,869	277,041
First Bancorp Inc. (Maine)	2,690	53,504
First Busey Corp. Class A(b)	8,134	148,364
First Citizens BancShares Inc. Class A	2,013	307,586
First Commonwealth Financial Corp.	28,190	348,992
First Community Bancshares Inc.	3,389	118,174
First Financial Bancorp	13,729	170,102
First Financial Bankshares Inc.(b)	6,811	376,035
First Financial Corp.	3,987	163,427
First Horizon National Corp.	67,335	711,731
First Merchants Corp.	5,947	132,083
First Midwest Bancorp Inc.	16,161	322,735
1st Source Corp.	4,888	115,503
First South Bancorp Inc.(b)	2,602	32,681
FirstMerit Corp.	26,545	546,562
Frontier Financial Corp.(b)	15,138	66,002
Fulton Financial Corp.	59,199	569,494
Glacier Bancorp Inc.	20,143	383,120
Green Bancshares Inc.	3,731	50,518
Guaranty Bancorp(a)	17,391	34,782
Hancock Holding Co.	8,536	388,047
Hanmi Financial Corp.	12,592	25,940
Harleysville National Corp.	14,020	202,449
Heartland Financial USA Inc.	3,892	80,136
Heritage Commerce Corp.	4,685	52,659
Home Bancshares Inc.	4,088	110,172
Huntington Bancshares Inc.	122,400	937,584
IBERIABANK Corp.	5,288	253,824
Independent Bank Corp. (Massachusetts)	6,040	158,006
Integra Bank Corp.	6,411	8,783
International Bancshares Corp.	17,589	383,968
KeyCorp	164,952	1,405,391
Lakeland Bancorp Inc.(b)	6,263	70,521
Lakeland Financial Corp.	3,795	90,397
M&T Bank Corp.	21,801	1,251,595

MainSource Financial Group Inc.	6,025	93,388
Marshall & Ilsley Corp.	85,380	1,164,583
MB Financial Inc.	11,370	317,792
Midwest Banc Holdings Inc.	7,493	10,490
Nara Bancorp Inc.	7,210	70,874
National City Corp.	10,507	19,018
National Penn Bancshares Inc.	25,788	374,184
NBT Bancorp Inc.	10,902	304,820
Northern Trust Corp.	72,785	3,795,010
Northfield Bancorp Inc.	6,345	71,381
Old National Bancorp	22,807	414,175
Old Second Bancorp Inc.(b)	3,969	46,040
Oriental Financial Group Inc.	8,862	53,615
Pacific Capital Bancorp	14,852	250,702
Pacific Continental Corp.	3,576	53,533
PacWest Bancorp	8,370	225,153
Park National Corp.	3,653	262,103
Peapack-Gladstone Financial Corp.	2,619	69,770
Pennsylvania Commerce Bancorp Inc.(a)	1,513	40,337
Peoples Bancorp Inc.	3,479	66,553
Pinnacle Financial Partners Inc.(a)	7,271	216,749
PNC Financial Services Group Inc. (The)	140,457	6,882,393
Popular Inc.(b)	95,396	492,243
PremierWest Bancorp(b)	6,273	41,966
PrivateBancorp Inc.(b)	7,359	238,873
Prosperity Bancshares Inc.	12,583	372,331
Provident Bankshares Corp.(b)	10,070	97,276
Regions Financial Corp.	231,835	1,845,407
Renasant Corp.	6,367	108,430
Republic Bancorp Inc. Class A(b)	3,362	91,446
S&T Bancorp Inc.	7,670	272,285
Sandy Spring Bancorp Inc.	4,962	108,320
Santander BanCorp	1,326	16,562
SCBT Financial Corp.	3,606	124,407
Seacoast Banking Corp. of Florida(b)	4,792	31,627
Shore Bancshares Inc.	2,638	63,286
Sierra Bancorp(b)	2,427	50,967
Signature Bank(a)	11,819	339,087
Simmons First National Corp. Class A	4,658	137,271
Smithtown Bancorp Inc.	3,412	54,694
South Financial Group Inc. (The)	26,136	112,908
Southside Bancshares Inc.	3,667	86,175
Southwest Bancorp Inc.	4,689	60,769
State Bancorp Inc.	4,786	46,616
State Street Corp.	141,048	5,547,418
Stellar One Corp.	7,399	125,043
Sterling Bancorp	6,013	84,362
Sterling Bancshares Inc.	23,508	142,929
Sterling Financial Corp. (Washington)	16,151	142,129
Suffolk Bancorp	3,390	121,803
Sun Bancorp Inc. (New Jersey)(a)	6,043	45,262
SunTrust Banks Inc.	116,740	3,448,500
Susquehanna Bancshares Inc.	29,386	467,531
SVB Financial Group(a)(b)	10,070	264,136
SY Bancorp Inc.	5,027	138,243
Synovus Financial Corp.	91,948	763,168
TCF Financial Corp.	41,765	570,510
Texas Capital Bancshares Inc.(a)	9,424	125,905
Tompkins Financial Corp.	2,237	129,634
TowneBank	7,039	174,497
TriCo Bancshares(b)	4,638	115,811
TrustCo Bank Corp. NY	24,237	230,494
Trustmark Corp.	16,052	346,563
U.S. Bancorp	576,210	14,411,012

UCBH Holdings Inc.	38,388	264,109
UMB Financial Corp.	10,077	495,184
Umpqua Holdings Corp.	19,348	279,966
Union Bankshares Corp.	4,590	113,832
United Bancshares Inc.	12,488	414,851
United Community Banks Inc.(b)	13,555	184,077
United Security Bancshares(b)	2,557	29,610
Univest Corp. of Pennsylvania	3,944	126,760
Valley National Bancorp	43,968	890,352
W Holding Co. Inc.(b)	758	7,807
Wachovia Corp.	11,077	61,367
Washington Trust Bancorp Inc.	3,649	72,068
Webster Financial Corp.	18,084	249,198
Wells Fargo & Co.	1,395,736	41,146,297
WesBanco Inc.	8,525	231,965
West Bancorporation	5,887	72,116
West Coast Bancorp	4,955	32,653
Westamerica Bancorporation	9,880	505,362
Western Alliance Bancorporation(a)(b)	7,523	75,907
Whitney Holding Corp.	20,816	332,848
Wilmington Trust Corp.	22,186	493,417
Wilshire Bancorp Inc.	5,816	52,809
Wintrust Financial Corp.	7,546	155,221
Yadkin Valley Financial Corp.(b)	3,732	53,181
Zions Bancorporation	38,226	936,919

		163,300,350
BEVERAGES—2.31%
Boston Beer Co. Inc. Class A(a)	2,701	76,708
Brown-Forman Corp. Class B	34,716	1,787,527
Coca-Cola Bottling Co. Consolidated	1,225	56,301
Coca-Cola Co. (The)	769,526	34,836,442
Coca-Cola Enterprises Inc.	105,649	1,270,957
Constellation Brands Inc. Class A(a)	61,096	963,484
Dr. Pepper Snapple Group Inc.(a)	84,350	1,370,687
Farmer Brothers Co.	2,267	56,539
Green Mountain Coffee Roasters Inc.(a)(b)	5,817	225,118
Hansen Natural Corp.(a)	24,468	820,412
Molson Coors Brewing Co. Class B	38,118	1,864,733
National Beverage Corp.(a)	3,426	30,834
Peet’s Coffee & Tea Inc.(a)	5,112	118,854
Pepsi Bottling Group Inc.	45,524	1,024,745
PepsiAmericas Inc.	19,432	395,636
PepsiCo Inc.	525,476	28,780,321

		73,679,298
BIOTECHNOLOGY—2.06%
Abraxis BioScience Inc.(a)	2,187	144,167
Acorda Therapeutics Inc.(a)	12,240	251,042
Affymax Inc.(a)	3,745	37,413
Affymetrix Inc.(a)	22,281	66,620
Alexion Pharmaceuticals Inc.(a)	25,773	932,725
AMAG Pharmaceuticals Inc.(a)(b)	6,106	218,900
American Oriental Bioengineering Inc.(a)(b)	22,053	149,740
Amgen Inc.(a)	360,787	20,835,449
Arena Pharmaceuticals Inc.(a)	23,138	96,485
ARIAD Pharmaceuticals Inc.(a)	21,927	18,638
ArQule Inc.(a)	13,365	56,400
Biogen Idec Inc.(a)	96,159	4,580,053
BioMimetic Therapeutics Inc.(a)	3,518	32,436
Bio-Rad Laboratories Inc. Class A(a)	6,480	488,009
Cambrex Corp.(a)	8,898	41,109
Celera Corp.(a)	25,666	285,663
Celgene Corp.(a)	151,749	8,388,685

Cell Genesys Inc.(a)	23,232	5,111
Celldex Therapeutics Inc.(a)	4,908	38,871
Charles River Laboratories International Inc.(a)	22,295	584,129
Cougar Biotechnology Inc.(a)	4,905	127,530
CryoLife Inc.(a)	8,643	83,924
Cytokinetics Inc.(a)	10,131	28,873
Cytori Therapeutics Inc.(a)	6,383	23,043
Enzo Biochem Inc.(a)	9,843	48,132
Enzon Pharmaceuticals Inc.(a)	13,796	80,431
Exelixis Inc.(a)	33,353	167,432
Facet Biotech Corp.(a)	8,215	78,782
Genentech Inc.(a)	153,766	12,748,739
Genomic Health Inc.(a)(b)	3,993	77,784
Genzyme Corp.(a)	88,530	5,875,736
Geron Corp.(a)	23,217	108,423
GTx Inc.(a)(b)	5,866	98,783
Halozyme Therapeutics Inc.(a)	20,620	115,472
Human Genome Sciences Inc.(a)	44,202	93,708
Idera Pharmaceuticals Inc.(a)(b)	6,508	49,981
Illumina Inc.(a)(b)	40,449	1,053,696
ImmunoGen Inc.(a)	13,863	59,472
Immunomedics Inc.(a)	18,429	31,329
Incyte Corp.(a)	24,954	94,576
Integra LifeSciences Holdings Corp.(a)	5,888	209,436
InterMune Inc.(a)(b)	9,718	102,816
Lexicon Pharmaceuticals Inc.(a)	26,146	36,604
Life Technologies Corp.(a)	55,561	1,295,127
Marshall Edwards Inc.(a)(b)	6,271	4,390
Martek Biosciences Corp.	11,238	340,624
Maxygen Inc.(a)	7,592	67,721
Millipore Corp.(a)	18,303	942,971
Molecular Insight Pharmaceuticals Inc.(a)	1,448	6,226
Momenta Pharmaceuticals Inc.(a)	9,679	112,276
Myriad Genetics Inc.(a)	14,711	974,751
Nanosphere Inc.(a)	2,397	11,410
Nektar Therapeutics(a)	29,258	162,674
Novavax Inc.(a)	17,158	32,429
Optimer Pharmaceuticals Inc.(a)	7,715	93,429
Orexigen Therapeutics Inc.(a)(b)	6,326	35,299
PDL BioPharma Inc.	40,994	253,343
Protalix BioTherapeutics Inc.(a)	966	1,777
Regeneron Pharmaceuticals Inc.(a)	20,559	377,463
Repligen Corp.(a)	10,052	37,997
Rexahn Pharmaceuticals Inc.(a)(b)	9,686	8,621
RTI Biologics Inc.(a)	19,878	54,863
Sangamo BioSciences Inc.(a)	12,129	42,209
Savient Pharmaceuticals Inc.(a)	18,410	106,594
Seattle Genetics Inc.(a)	21,811	194,990
Sequenom Inc.(a)	20,135	399,478
Vertex Pharmaceuticals Inc.(a)	49,374	1,499,982
XOMA Ltd.(a)	41,790	25,910

		65,728,901
BUILDING MATERIALS—0.18%
AAON Inc.	4,654	97,176
Apogee Enterprises Inc.	8,921	92,422
Armstrong World Industries Inc.	6,159	133,158
Builders FirstSource Inc.(a)(b)	4,877	7,462
China Architectural Engineering Inc.(a)(b)	6,271	15,427
Comfort Systems USA Inc.	13,208	140,797
Drew Industries Inc.(a)	5,915	70,980
Eagle Materials Inc.	14,746	271,474
Interline Brands Inc.(a)	11,364	120,799
Lennox International Inc.	15,917	513,960

LSI Industries Inc.	5,954	40,904
Martin Marietta Materials Inc.(b)	13,690	1,329,025
Masco Corp.	119,260	1,327,364
NCI Building Systems Inc.(a)	6,297	102,641
Owens Corning(a)	24,857	430,026
Quanex Building Products Corp.	12,199	114,305
Simpson Manufacturing Co. Inc.(b)	12,198	338,616
Texas Industries Inc.	7,553	260,578
Trex Co. Inc.(a)(b)	6,057	99,698
U.S. Concrete Inc.(a)	10,899	36,621
Universal Forest Products Inc.	5,143	138,398
USG Corp.(a)(b)	22,103	177,708

		5,859,539
CHEMICALS—1.51%
A. Schulman Inc.	8,576	145,792
Aceto Corp.	8,256	82,643
Air Products and Chemicals Inc.	69,893	3,513,521
Airgas Inc.	27,904	1,087,977
Albemarle Corp.	29,821	665,008
American Vanguard Corp.	5,924	69,311
Arch Chemicals Inc.	8,759	228,347
Ashland Inc.	24,318	255,582
Balchem Corp.	5,857	145,898
Cabot Corp.	20,846	318,944
Celanese Corp. Class A	46,869	582,582
CF Industries Holdings Inc.	18,933	930,746
Chemtura Corp.	78,557	109,980
Cytec Industries Inc.	15,776	334,767
Dow Chemical Co. (The)	307,543	4,640,824
E.I. du Pont de Nemours and Co.	298,279	7,546,459
Eastman Chemical Co.	25,819	818,720
Ecolab Inc.	57,657	2,026,644
Ferro Corp.	13,669	96,366
FMC Corp.	24,770	1,107,962
H.B. Fuller Co.	15,964	257,180
Huntsman Corp.	53,108	182,692
ICO Inc.(a)	8,899	28,121
Innophos Holdings Inc.	3,532	69,969
Innospec Inc.	7,522	44,305
International Flavors & Fragrances Inc.	26,825	797,239
Intrepid Potash Inc.(a)	11,225	233,143
Landec Corp.(a)	7,088	46,639
Lubrizol Corp.	22,347	813,207
Minerals Technologies Inc.	6,060	247,854
Mosaic Co. (The)	51,181	1,770,863
NewMarket Corp.	4,812	167,987
NL Industries Inc.	2,344	31,410
Olin Corp.	24,435	441,785
OM Group Inc.(a)	9,799	206,857
Penford Corp.	3,688	37,323
PolyOne Corp.(a)	29,505	92,941
PPG Industries Inc.	54,187	2,299,154
Praxair Inc.	103,572	6,148,034
Quaker Chemical Corp.	3,498	57,542
Rockwood Holdings Inc.(a)	13,622	147,118
Rohm and Haas Co.	44,091	2,724,383
RPM International Inc.	43,024	571,789
Sensient Technologies Corp.	15,791	377,089
ShengdaTech Inc.(a)(b)	8,888	31,286
Sherwin-Williams Co. (The)	33,522	2,002,939
Sigma-Aldrich Corp.	42,892	1,811,758
Solutia Inc.(a)	30,608	137,736
Spartech Corp.	10,019	62,719

Stepan Co.	2,167	101,827
Symyx Technologies Inc.(a)	10,754	63,879
Terra Industries Inc.	34,043	567,497
Valhi Inc.	2,267	24,257
Valspar Corp. (The)	33,241	601,330
W.R. Grace & Co.(a)	24,616	146,958
Westlake Chemical Corp.	6,111	99,548
Zep Inc.	7,107	137,236
Zoltek Companies Inc.(a)(b)	9,786	87,976

		48,379,643
COAL—0.19%
Alpha Natural Resources Inc.(a)	23,261	376,596
Arch Coal Inc.	47,819	778,972
CONSOL Energy Inc.	60,367	1,725,289
Foundation Coal Holdings Inc.	14,747	206,753
International Coal Group Inc.(a)(b)	40,418	92,961
James River Coal Co.(a)	8,431	129,247
Massey Energy Co.	28,522	393,318
National Coal Corp.(a)	8,499	10,794
Patriot Coal Corp.(a)	24,913	155,706
Peabody Energy Corp.	90,566	2,060,376
Westmoreland Coal Co.(a)	3,346	37,141

		5,967,153
COMMERCIAL SERVICES—2.01%
Aaron Rents Inc.	14,700	391,314
ABM Industries Inc.	14,070	268,033
Accenture Ltd.	197,796	6,485,731
Administaff Inc.	7,402	160,475
Advance America Cash Advance Centers Inc.	13,531	25,574
Advisory Board Co. (The)(a)	6,055	135,026
Albany Molecular Research Inc.(a)	8,378	81,602
Alliance Data Systems Corp.(a)(b)	22,229	1,034,315
American Public Education Inc.(a)	3,645	135,558
AMN Healthcare Services Inc.(a)	11,030	93,314
Apollo Group Inc. Class A(a)	42,119	3,227,158
Arbitron Inc.	8,717	115,762
Avis Budget Group Inc.(a)	33,198	23,239
Bankrate Inc.(a)(b)	4,070	154,660
Bowne & Co. Inc.	8,693	51,115
Brinks Home Security Holdings Inc.(a)	13,468	295,219
Capella Education Co.(a)	4,771	280,344
Cardtronics Inc.(a)	6,137	7,917
Career Education Corp.(a)	29,140	522,772
CBIZ Inc.(a)	14,934	129,179
CDI Corp.	3,931	50,867
Cenveo Inc.(a)	17,105	76,117
Chemed Corp.	7,580	301,457
China Direct Inc.(a)	2,327	3,374
Coinstar Inc.(a)	8,735	170,420
Compass Diversified Holdings	8,986	101,092
Consolidated Graphics Inc.(a)	3,473	78,629
Convergys Corp.(a)	41,694	267,259
Corinthian Colleges Inc.(a)	29,271	479,166
Cornell Companies Inc.(a)	3,500	65,065
Corporate Executive Board Co. (The)	12,010	264,941
Corrections Corp. of America(a)	41,424	677,697
CorVel Corp.(a)	2,433	53,477
CoStar Group Inc.(a)(b)	6,228	205,150
CRA International Inc.(a)	3,703	99,722
Cross Country Healthcare Inc.(a)	10,037	88,225
Deluxe Corp.	16,271	243,414
DeVry Inc.	20,124	1,155,319

Dollar Financial Corp.(a)	7,427	76,498
Dollar Thrifty Automotive Group Inc.(a)	7,462	8,134
DynCorp International Inc.(a)	8,277	125,562
Electro Rent Corp.	6,689	74,649
Emergency Medical Services Corp. Class A(a)	3,426	125,426
Equifax Inc.	43,192	1,145,452
Euronet Worldwide Inc.(a)	14,950	173,569
ExlService Holdings Inc.(a)	3,653	31,306
Exponent Inc.(a)	4,793	144,173
First Advantage Corp. Class A(a)	4,160	58,864
Forrester Research Inc.(a)	4,844	136,649
FTI Consulting Inc.(a)	16,449	734,941
Gartner Inc.(a)	19,529	348,202
Genpact Ltd.(a)	19,886	163,463
GEO Group Inc. (The)(a)	16,936	305,356
Gevity HR Inc.	7,603	11,481
Global Cash Access Inc.(a)	13,817	30,674
Grand Canyon Education Inc.(a)	3,504	65,805
Great Lakes Dredge & Dock Corp.	11,210	46,521
H&E Equipment Services Inc.(a)(b)	5,848	45,088
H&R Block Inc.	107,705	2,447,058
Hackett Group Inc. (The)(a)	13,520	39,478
Healthcare Services Group Inc.	13,755	219,117
HealthSpring Inc.(a)	17,031	340,109
Heartland Payment Systems Inc.(b)	8,249	144,357
Heidrick & Struggles International Inc.	5,886	126,784
Hertz Global Holdings Inc.(a)	104,575	530,195
Hewitt Associates Inc. Class A(a)	31,973	907,394
Hill International Inc.(a)	7,564	53,251
Hillenbrand Inc.	20,139	335,919
HMS Holdings Corp.(a)	8,310	261,931
Hudson Highland Group Inc.(a)	7,675	25,711
Huron Consulting Group Inc.(a)	7,022	402,150
ICF International Inc.(a)	2,292	56,314
ICT Group Inc.(a)	2,526	11,569
Integrated Electrical Services Inc.(a)	2,348	20,568
Interactive Data Corp.	12,670	312,442
Iron Mountain Inc.(a)(b)	58,859	1,455,583
ITT Educational Services Inc.(a)	12,830	1,218,593
Jackson Hewitt Tax Service Inc.	9,724	152,570
K12 Inc.(a)	2,363	44,306
Kelly Services Inc. Class A	9,717	126,418
Kendle International Inc.(a)	3,891	100,077
Kenexa Corp.(a)	8,519	67,982
Kforce Inc.(a)	10,099	77,560
Korn/Ferry International(a)	15,027	171,608
Landauer Inc.	2,986	218,874
Learning Tree International Inc.(a)	2,745	23,387
LECG Corp.(a)	7,676	51,506
Lender Processing Services Inc.	32,963	970,760
Lincoln Educational Services Corp.(a)	1,383	18,325
Live Nation Inc.(a)	25,969	149,062
Manpower Inc.	26,757	909,470
MAXIMUS Inc.	5,964	209,396
McGrath RentCorp	8,288	177,032
McKesson Corp.	91,889	3,558,861
Michael Baker Corp.(a)	2,359	87,071
Midas Inc.(a)	4,781	50,153
Monro Muffler Brake Inc.	6,076	154,938
Monster Worldwide Inc.(a)	40,413	488,593
Moody’s Corp.	64,958	1,305,006
Morningstar Inc.(a)	5,080	180,340
MPS Group Inc.(a)	32,847	247,338
Multi-Color Corp.	4,501	71,206

National Research Corp.	338	9,788
Navigant Consulting Inc.(a)	15,843	251,428
Net 1 UEPS Technologies Inc.(a)	15,761	215,926
Odyssey Marine Exploration Inc.(a)(b)	13,235	42,617
On Assignment Inc.(a)	11,114	63,016
PAREXEL International Corp.(a)	18,351	178,188
Pharmaceutical Product Development Inc.	35,608	1,032,988
PharmaNet Development Group Inc.(a)	6,012	5,471
PHH Corp.(a)	17,072	217,327
Pre-Paid Legal Services Inc.(a)	2,696	100,534
PRG-Schultz International Inc.(a)	4,920	20,074
Princeton Review Inc. (The)(a)	4,598	22,668
Protection One Inc.(a)(b)	2,228	10,650
Providence Service Corp. (The)(a)	5,006	7,259
Quanta Services Inc.(a)	65,302	1,292,980
R.R. Donnelley & Sons Co.	69,852	948,590
Rent-A-Center Inc.(a)	21,759	384,046
Resources Connection Inc.(a)	15,727	257,608
RiskMetrics Group Inc.(a)	7,050	104,974
Robert Half International Inc.	48,153	1,002,545
Rollins Inc.	13,521	244,460
RSC Holdings Inc.(a)(b)	15,764	134,309
SAIC Inc.(a)	67,133	1,307,751
Service Corp. International	87,427	434,512
Sotheby’s Holdings Inc. Class A	23,041	204,834
Spherion Corp.(a)	18,114	40,032
Standard Parking Corp.(a)	3,408	65,911
Steiner Leisure Ltd.(a)	5,215	153,947
Stewart Enterprises Inc. Class A	29,745	89,532
Strayer Education Inc.	4,678	1,003,010
SuccessFactors Inc.(a)	7,158	41,087
Team Inc.(a)	6,196	171,629
TeleTech Holdings Inc.(a)	13,367	111,614
Ticketmaster Entertainment Inc.(a)	12,173	78,151
TNS Inc.(a)	7,558	70,970
Tree.com Inc.(a)	2,185	5,681
TrueBlue Inc.(a)	14,738	141,043
United Rentals Inc.(a)	19,840	180,941
Universal Technical Institute Inc.(a)(b)	7,429	127,556
Valassis Communications Inc.(a)	15,014	19,818
Viad Corp.	7,044	174,269
Visa Inc. Class A	148,258	7,776,132
VistaPrint Ltd.(a)(b)	15,015	279,429
Volt Information Sciences Inc.(a)	4,668	33,750
Watson Wyatt Worldwide Inc.	14,072	672,923
Weight Watchers International Inc.	11,614	341,684
Western Union Co.	245,213	3,516,354
Wright Express Corp.(a)	13,277	167,290

		64,129,169
COMPUTERS—4.00%
Affiliated Computer Services Inc. Class A(a)	29,647	1,362,280
Agilysys Inc.	7,020	30,116
Apple Inc.(a)	292,129	24,933,210
Brocade Communications Systems Inc.(a)	123,033	344,492
CACI International Inc. Class A(a)	10,039	452,659
Cadence Design Systems Inc.(a)	84,957	310,943
CIBER Inc.(a)	17,220	82,828
Cognizant Technology Solutions Corp.(a)	95,279	1,720,739
Cogo Group Inc.(a)	6,199	30,127
Compellent Technologies Inc.(a)	6,137	59,713
Computer Sciences Corp.(a)	49,813	1,750,429
COMSYS IT Partners Inc.(a)	5,223	11,700
Cray Inc.(a)	10,112	21,033

Data Domain Inc.(a)(b)	10,933	205,540
Dell Inc.(a)	602,752	6,172,180
Diebold Inc.	22,360	628,092
Digimarc Corp.(a)	1,218	12,204
DST Systems Inc.(a)(b)	13,631	517,705
Echelon Corp.(a)	9,633	78,509
Electronics For Imaging Inc.(a)	18,195	173,944
EMC Corp.(a)	684,557	7,167,312
FactSet Research Systems Inc.(b)	14,008	619,714
Furmanite Corp.(a)	12,092	65,176
Hewlett-Packard Co.	816,749	29,639,821
Hutchinson Technology Inc.(a)	8,399	29,229
iGATE Corp.(a)	7,110	46,286
IHS Inc. Class A(a)	14,429	539,933
Imation Corp.	9,536	129,404
Immersion Corp.(a)	9,598	56,532
Integral Systems Inc.(a)	5,140	61,937
International Business Machines Corp.	455,018	38,294,315
Isilon Systems Inc.(a)(b)	10,985	36,141
Jack Henry & Associates Inc.	25,708	498,992
Lexmark International Inc. Class A(a)	26,217	705,237
Limelight Networks Inc.(a)	6,003	14,707
Magma Design Automation Inc.(a)	13,501	13,771
Manhattan Associates Inc.(a)	8,576	135,587
Maxwell Technologies Inc.(a)(b)	6,052	30,684
Mentor Graphics Corp.(a)	28,502	147,355
Mercury Computer Systems Inc.(a)	7,182	45,318
MICROS Systems Inc.(a)	26,682	435,450
MTS Systems Corp.	5,837	155,498
NCI Inc. Class A(a)	2,264	68,214
NCR Corp.(a)	52,817	746,832
Ness Technologies Inc.(a)	14,566	62,342
NetApp Inc.(a)	113,924	1,591,518
Netezza Corp.(a)	13,177	87,495
NetScout Systems Inc.(a)	9,736	83,924
Palm Inc.(a)(b)	33,491	102,817
Perot Systems Corp. Class A(a)	27,933	381,844
Quantum Corp.(a)	62,394	22,462
Rackable Systems Inc.(a)	8,889	35,023
Radiant Systems Inc.(a)	8,441	28,446
RadiSys Corp.(a)	7,132	39,440
Rimage Corp.(a)	3,400	45,594
Riverbed Technology Inc.(a)	18,423	209,838
SanDisk Corp.(a)	74,858	718,637
Seagate Technology	159,310	705,743
Sigma Designs Inc.(a)(b)	9,651	91,684
Silicon Storage Technology Inc.(a)	29,165	66,788
SMART Modular Technologies (WWH) Inc.(a)	15,937	24,543
SRA International Inc. Class A(a)	14,866	256,438
STEC Inc.(a)	10,092	42,992
Stratasys Inc.(a)	6,383	68,617
Sun Microsystems Inc.(a)	246,662	942,249
Super Micro Computer Inc.(a)	7,402	46,855
Sykes Enterprises Inc.(a)	10,539	201,506
Synaptics Inc.(a)	10,860	179,842
Synopsys Inc.(a)	46,580	862,662
Syntel Inc.	3,871	89,498
Teradata Corp.(a)	60,560	898,105
3D Systems Corp.(a)	5,842	46,385
3PAR Inc.(a)	10,908	83,228
Tyler Technologies Inc.(a)(b)	12,331	147,725
Unisys Corp.(a)	112,989	96,041
Virtusa Corp.(a)	1,327	7,484
Western Digital Corp.(a)	74,557	853,678

		127,703,331

COSMETICS & PERSONAL CARE—2.47%
Alberto-Culver Co.	29,143	714,295
Avon Products Inc.	141,339	3,396,376
Bare Escentuals Inc.(a)	19,816	103,638
Chattem Inc.(a)(b)	5,631	402,785
Colgate-Palmolive Co.	168,137	11,524,110
Elizabeth Arden Inc.(a)	7,591	95,723
Estee Lauder Companies Inc. (The) Class A	32,940	1,019,822
Inter Parfums Inc.	3,930	30,182
Procter & Gamble Co. (The)	998,601	61,733,514

		79,020,445
DISTRIBUTION & WHOLESALE—0.31%
Beacon Roofing Supply Inc.(a)	14,410	200,011
BMP Sunstone Corp.(a)(b)	9,973	55,550
Brightpoint Inc.(a)	16,074	69,922
Central European Distribution Corp.(a)	13,463	265,221
Chindex International Inc.(a)	3,651	29,025
Core-Mark Holding Co. Inc.(a)	2,727	58,685
Fastenal Co.	42,887	1,494,612
Genuine Parts Co.	54,100	2,048,226
Houston Wire & Cable Co.(b)	5,169	48,123
Ingram Micro Inc. Class A(a)	55,249	739,784
LKQ Corp.(a)	44,389	517,576
MWI Veterinary Supply Inc.(a)	3,822	103,041
Owens & Minor Inc.	13,978	526,272
Pool Corp.(b)	15,780	283,567
ScanSource Inc.(a)(b)	8,345	160,808
Tech Data Corp.(a)	16,705	298,017
United Stationers Inc.(a)	7,551	252,883
W.W. Grainger Inc.	25,560	2,015,150
Watsco Inc.	8,128	312,115
WESCO International Inc.(a)	13,603	261,586

		9,740,174
DIVERSIFIED FINANCIAL SERVICES—3.73%
Advanta Corp. Class B	11,977	25,032
Affiliated Managers Group Inc.(a)	13,457	564,117
American Express Co.	333,370	6,184,013
AmeriCredit Corp.(a)(b)	38,216	291,970
Ameriprise Financial Inc.	73,508	1,717,147
Ampal-American Israel Corp. Class A(a)	5,833	3,383
Asset Acceptance Capital Corp.(a)	5,189	26,516
BGC Partners Inc. Class A	11,195	30,898
BlackRock Inc.	5,893	790,546
Broadpoint Securities Group Inc.(a)	7,712	22,905
Calamos Asset Management Inc. Class A	7,391	54,693
Capital One Financial Corp.	124,312	3,964,310
Charles Schwab Corp. (The)	309,477	5,004,243
CIT Group Inc.	93,375	423,922
Citigroup Inc.	1,802,409	12,094,164
CME Group Inc.	22,210	4,622,123
Cohen & Steers Inc.(b)	5,833	64,105
CompuCredit Corp.(a)(b)	6,330	35,005
Credit Acceptance Corp.(a)(b)	1,465	20,070
Diamond Hill Investment Group Inc.	896	58,240
Doral Financial Corp.(a)	1,553	11,647
Duff & Phelps Corp. Class A(a)	4,139	79,138
E*TRADE Financial Corp.(a)(b)	135,470	155,790
Eaton Vance Corp.	33,493	703,688
Encore Capital Group Inc.(a)	5,026	36,187
Epoch Holding Corp.	2,638	20,022

Evercore Partners Inc. Class A	2,651	33,111
FBR Capital Markets Corp.(a)	9,876	47,997
FCStone Group Inc.(a)	7,422	32,879
Federal Agricultural Mortgage Corp.	3,441	12,043
Federal Home Loan Mortgage Corp.(b)	212,475	155,107
Federal National Mortgage Association	349,816	265,860
Federated Investors Inc. Class B	29,618	502,321
Financial Federal Corp.	8,564	199,284
First Marblehead Corp. (The)(a)(b)	19,776	25,511
Franklin Resources Inc.	50,867	3,244,297
Friedman, Billings, Ramsey Group Inc. Class A(a)	51,338	8,727
GAMCO Investors Inc. Class A	2,665	72,808
GFI Group Inc.	21,051	74,521
GLG Partners Inc.(b)	18,240	41,405
Goldman Sachs Group Inc. (The)	146,387	12,353,599
Greenhill & Co. Inc.(b)	5,739	400,410
Interactive Brokers Group Inc. Class A(a)	13,394	239,619
IntercontinentalExchange Inc.(a)	23,288	1,919,863
International Assets Holding Corp.(a)(b)	1,324	11,360
Invesco Ltd.	128,684	1,858,197
Investment Technology Group Inc.(a)	14,647	332,780
Janus Capital Group Inc.	54,193	435,170
Jefferies Group Inc.	41,785	587,497
JPMorgan Chase & Co.	1,227,073	38,689,612
KBW Inc.(a)(b)	8,363	192,349
Knight Capital Group Inc. Class A(a)	32,096	518,350
LaBranche & Co. Inc.(a)	17,008	81,468
Landenburg Thalmann Financial Services Inc.(a)	30,937	22,275
Lazard Ltd. Class A	24,744	735,887
Legg Mason Inc.	46,850	1,026,483
MarketAxess Holdings Inc.(a)	9,844	80,327
Merrill Lynch & Co. Inc.	7,828	91,118
MF Global Ltd.(a)	31,767	64,805
Morgan Stanley	367,529	5,895,165
NASDAQ OMX Group Inc. (The)(a)	44,665	1,103,672
National Financial Partners Corp.	12,268	37,295
Nelnet Inc. Class A	5,833	83,587
NewStar Financial Inc.(a)	8,622	34,402
NYSE Euronext Inc.	87,869	2,405,853
Ocwen Financial Corp.(a)(b)	11,186	102,687
optionsXpress Holdings Inc.	13,723	183,339
Penson Worldwide Inc.(a)	4,736	36,088
Piper Jaffray Companies(a)	6,054	240,707
Portfolio Recovery Associates Inc.(a)(b)	5,012	169,606
Pzena Investment Management Inc. Class A(b)	2,176	9,183
Raymond James Financial Inc.	32,144	550,627
Sanders Morris Harris Group Inc.	5,998	35,928
SLM Corp.(a)	154,431	1,374,436
Stifel Financial Corp.(a)	8,315	381,243
Student Loan Corp. (The)	1,253	51,373
SWS Group Inc.	8,913	168,901
T. Rowe Price Group Inc.	86,093	3,051,136
TD Ameritrade Holding Corp.(a)	80,916	1,153,053
Thomas Weisel Partners Group Inc.(a)	7,058	33,314
TradeStation Group Inc.(a)	8,907	57,450
U.S. Global Investors Inc. Class A	3,724	18,210
Waddell & Reed Financial Inc. Class A	28,355	438,368
Westwood Holdings Group Inc.	1,550	44,035
World Acceptance Corp.(a)	4,975	98,306

		119,118,878
ELECTRIC—3.83%
AES Corp. (The)(a)	222,107	1,830,162
Allegheny Energy Inc.	55,439	1,877,165

ALLETE Inc.	8,419	271,681
Alliant Energy Corp.	36,911	1,077,063
Ameren Corp.	69,661	2,316,925
American Electric Power Co. Inc.	132,776	4,418,785
Avista Corp.	17,050	330,429
Black Hills Corp.	12,317	332,066
Calpine Corp.(a)	116,458	847,814
CenterPoint Energy Inc.	109,189	1,377,965
Central Vermont Public Service Corp.	3,416	81,506
CH Energy Group Inc.	5,459	280,538
Cleco Corp.	19,614	447,788
CMS Energy Corp.	75,166	759,928
Consolidated Edison Inc.	90,033	3,504,985
Constellation Energy Group Inc.	58,887	1,477,475
Dominion Resources Inc.	191,183	6,851,999
DPL Inc.	38,206	872,625
DTE Energy Co.	54,410	1,940,805
Duke Energy Corp.	418,843	6,286,833
Dynegy Inc. Class A(a)	162,457	324,914
Edison International	107,783	3,461,990
El Paso Electric Co.(a)	14,618	264,440
Empire District Electric Co. (The)	10,871	191,330
EnerNOC Inc.(a)(b)	3,376	25,117
Entergy Corp.	63,566	5,284,242
Exelon Corp.	217,198	12,078,381
FirstEnergy Corp.	100,967	4,904,977
FPL Group Inc.	135,157	6,802,452
Great Plains Energy Inc.	38,901	751,956
Hawaiian Electric Industries Inc.	29,902	662,030
IDACORP Inc.	14,768	434,918
Integrys Energy Group Inc.	25,619	1,101,105
ITC Holdings Corp.	16,294	711,722
MDU Resources Group Inc.	60,193	1,298,965
MGE Energy Inc.	7,214	238,062
Mirant Corp.(a)	52,303	986,958
Northeast Utilities	51,788	1,246,019
NorthWestern Corp.	12,180	285,865
NRG Energy Inc.(a)(b)	78,802	1,838,451
NSTAR	35,294	1,287,878
NV Energy Inc.	77,642	767,879
OGE Energy Corp.	30,906	796,757
Ormat Technologies Inc.	6,253	199,283
Otter Tail Corp.	11,906	277,767
Pepco Holdings Inc.	66,224	1,176,138
PG&E Corp.	118,338	4,580,864
Pike Electric Corp.(a)	5,843	71,869
Pinnacle West Capital Corp.	33,114	1,063,953
PNM Resources Inc.	28,626	288,550
Portland General Electric Co.	20,678	402,601
PPL Corp.	123,777	3,798,716
Progress Energy Inc.	86,822	3,459,857
Public Service Enterprise Group Inc.	168,447	4,913,599
Puget Energy Inc.	43,304	1,180,900
Reliant Energy Inc.(a)	112,947	652,834
SCANA Corp.	39,071	1,390,928
Southern Co. (The)	254,046	9,399,702
Synthesis Energy Systems Inc.(a)	6,254	4,253
TECO Energy Inc.	69,890	863,141
U.S. Geothermal Inc.(a)	20,575	17,077
UIL Holdings Corp.	8,797	264,174
UniSource Energy Corp.	11,140	327,070
Westar Energy Inc.	35,542	728,966
Wisconsin Energy Corp.	38,983	1,636,506
Xcel Energy Inc.	143,250	2,657,287

		122,286,980

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
Advanced Battery Technologies Inc.(a)	13,593	36,157
Advanced Energy Industries Inc.(a)	11,243	111,868
American Superconductor Corp.(a)(b)	14,491	236,348
AMETEK Inc.	35,571	1,074,600
Beacon Power Corp.(a)(b)	29,272	15,514
Belden Inc.	15,925	332,514
Capstone Turbine Corp.(a)(b)	47,858	40,201
China BAK Battery Inc.(a)(b)	9,890	16,022
Coleman Cable Inc.(a)	2,580	11,687
Emerson Electric Co.	258,558	9,465,808
Encore Wire Corp.	6,698	126,994
Energizer Holdings Inc.(a)	18,839	1,019,943
Energy Conversion Devices Inc.(a)(b)	14,781	372,629
EnerSys Inc.(a)	9,504	104,544
Fushi Copperweld Inc.(a)	4,807	25,333
General Cable Corp.(a)	17,182	303,950
GrafTech International Ltd.(a)	39,364	327,508
Graham Corp.	3,326	35,987
Greatbatch Inc.(a)(b)	7,202	190,565
Harbin Electric Inc.(a)(b)	2,217	17,714
Hubbell Inc. Class B	18,984	620,397
Insteel Industries Inc.	5,940	67,063
Littelfuse Inc.(a)	7,012	116,399
Medis Technologies Ltd.(a)(b)	7,309	3,289
Molex Inc.	45,221	655,252
Orion Energy Systems Inc.(a)(b)	4,733	25,606
Powell Industries Inc.(a)	2,517	73,043
Power-One Inc.(a)(b)	22,216	26,437
PowerSecure International Inc.(a)	5,791	19,052
SunPower Corp. Class A(a)(b)	27,108	1,002,996
Ultralife Corp.(a)	3,950	52,969
Universal Display Corp.(a)	8,838	83,519
Valence Technology Inc.(a)(b)	16,872	30,707
Vicor Corp.	6,162	40,731

		16,683,346
ELECTRONICS—0.85%
Agilent Technologies Inc.(a)	121,636	1,901,171
American Science and Engineering Inc.	2,901	214,558
Amphenol Corp. Class A	57,895	1,388,322
Analogic Corp.	4,626	126,197
Arrow Electronics Inc.(a)	40,411	761,343
Avnet Inc.(a)	50,014	910,755
AVX Corp.	15,974	126,834
Axsys Technologies Inc.(a)	2,704	148,341
Badger Meter Inc.	4,677	135,727
Bel Fuse Inc. Class B	3,738	79,246
Benchmark Electronics Inc.(a)	21,842	278,922
Brady Corp. Class A	16,267	389,595
Checkpoint Systems Inc.(a)	12,424	122,252
China Security & Surveillance Technology Inc.(a)(b)	8,736	38,700
Cogent Inc.(a)	13,697	185,868
Coherent Inc.(a)	7,604	163,182
CTS Corp.	11,256	62,021
Cubic Corp.	4,927	134,014
Cymer Inc.(a)(b)	10,134	222,036
Daktronics Inc.(b)	9,984	93,450
Dionex Corp.(a)	6,198	277,980
Dolby Laboratories Inc. Class A(a)	17,133	561,277
Electro Scientific Industries Inc.(a)	8,488	57,634
FARO Technologies Inc.(a)	5,084	85,716

FEI Co.(a)	11,796	222,473
FLIR Systems Inc.(a)(b)	45,245	1,388,117
Garmin Ltd.	40,241	771,420
Gentex Corp.	46,388	409,606
ICx Technologies Inc.(a)(b)	1,443	11,414
II-VI Inc.(a)	7,577	144,645
Itron Inc.(a)	11,151	710,765
Jabil Circuit Inc.	68,744	464,022
KEMET Corp.(a)	26,804	7,237
L-1 Identity Solutions Inc.(a)	26,049	175,570
LaBarge Inc.(a)	3,878	55,649
Measurement Specialties Inc.(a)	4,685	32,561
Methode Electronics Inc.	11,959	80,604
Mettler-Toledo International Inc.(a)	11,377	766,810
Multi-Fineline Electronix Inc.(a)	2,581	30,172
National Instruments Corp.	18,610	453,340
NVE Corp.(a)(b)	1,406	36,739
OSI Systems Inc.(a)	4,851	67,186
OYO Geospace Corp.(a)	1,248	21,803
Park Electrochemical Corp.	6,303	119,505
PerkinElmer Inc.	40,339	561,115
Plexus Corp.(a)	13,395	227,045
Rofin-Sinar Technologies Inc.(a)	9,852	202,754
Rogers Corp.(a)	5,825	161,760
Sanmina-SCI Corp.(a)	168,247	79,076
Sonic Solutions Inc.(a)	7,205	12,681
Stoneridge Inc.(a)	4,671	21,300
Taser International Inc.(a)	19,685	103,937
Technitrol Inc.	13,460	46,841
Thermo Fisher Scientific Inc.(a)	138,562	4,720,807
Thomas & Betts Corp.(a)	18,930	454,699
Trimble Navigation Ltd.(a)	40,157	867,793
TTM Technologies Inc.(a)	13,441	70,028
Tyco Electronics Ltd.	157,730	2,556,803
Varian Inc.(a)	9,919	332,386
Vishay Intertechnology Inc.(a)	60,063	205,415
Waters Corp.(a)	33,586	1,230,927
Watts Water Technologies Inc. Class A	9,915	247,578
Woodward Governor Co.	19,588	450,916
Zygo Corp.(a)	5,077	35,082

		27,023,722
ENERGY - ALTERNATE SOURCES—0.11%
Akeena Solar Inc.(a)(b)	7,066	12,154
Ascent Solar Technologies Inc.(a)	2,453	9,223
Aventine Renewable Energy Holdings Inc.(a)	9,664	6,282
Clean Energy Fuels Corp.(a)(b)	7,160	43,246
Comverge Inc.(a)(b)	7,248	35,515
Covanta Holding Corp.(a)	40,406	887,316
Ener1 Inc.(a)(b)	11,993	85,750
Evergreen Energy Inc.(a)	26,747	7,757
Evergreen Solar Inc.(a)(b)	50,151	159,982
First Solar Inc.(a)	14,738	2,033,254
FuelCell Energy Inc.(a)(b)	20,971	81,367
GreenHunter Energy Inc.(a)(b)	1,338	6,583
GT Solar International Inc.(a)	9,928	28,692
Headwaters Inc.(a)	14,997	101,230
Pacific Ethanol Inc.(a)(b)	11,197	4,927
Plug Power Inc.(a)	26,110	26,632
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	23,006	19,555

		3,549,465
ENGINEERING & CONSTRUCTION—0.38%
AECOM Technology Corp.(a)	34,097	1,047,801

Dycom Industries Inc.(a)	13,184	108,372
EMCOR Group Inc.(a)	22,157	496,982
ENGlobal Corp.(a)	8,467	27,518
Fluor Corp.	58,732	2,635,305
Foster Wheeler Ltd.(a)	44,613	1,043,052
Granite Construction Inc.	11,282	495,618
Insituform Technologies Inc. Class A(a)	8,635	170,023
Jacobs Engineering Group Inc.(a)	40,397	1,943,096
KBR Inc.	56,171	853,799
Layne Christensen Co.(a)	6,182	148,430
McDermott International Inc.(a)	74,609	737,137
Orion Marine Group Inc.(a)	7,198	69,533
Perini Corp.(a)	16,347	382,193
Shaw Group Inc. (The)(a)	27,884	570,785
Stanley Inc.(a)	2,707	98,048
Sterling Construction Co. Inc.(a)	3,747	69,469
URS Corp.(a)	27,942	1,139,195
VSE Corp.	1,281	50,254

		12,086,610
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	4,621	100,923
Bally Technologies Inc.(a)	18,560	445,997
Bluegreen Corp.(a)	3,354	10,498
Churchill Downs Inc.	3,494	141,227
Cinemark Holdings Inc.	8,771	65,169
Dover Downs Gaming & Entertainment Inc.	4,943	15,719
Dover Motorsports Inc.	4,953	6,439
DreamWorks Animation SKG Inc. Class A(a)	26,067	658,452
Elixir Gaming Technologies Inc.(a)(b)	22,190	2,885
Great Wolf Resorts Inc.(a)	9,775	15,053
International Game Technology Inc.	101,785	1,210,224
International Speedway Corp. Class A	11,223	322,437
Isle of Capri Casinos Inc.(a)	5,025	16,080
Macrovision Solutions Corp.(a)	28,741	363,574
National CineMedia Inc.	13,406	135,937
Penn National Gaming Inc.(a)	22,363	478,121
Pinnacle Entertainment Inc.(a)	19,603	150,551
Regal Entertainment Group Class A	25,708	262,479
Ricks Cabaret International Inc.(a)(b)	2,171	8,662
Scientific Games Corp. Class A(a)	20,972	367,849
Shuffle Master Inc.(a)	19,411	96,279
Six Flags Inc.(a)(b)	22,279	6,906
Speedway Motorsports Inc.	4,620	74,428
Steinway Musical Instruments Inc.(a)	2,511	43,968
Vail Resorts Inc.(a)(b)	10,081	268,155
Warner Music Group Corp.	16,306	49,244

		5,317,256
ENVIRONMENTAL CONTROL—0.40%
American Ecology Corp.	5,054	102,242
Calgon Carbon Corp.(a)	17,943	275,604
Casella Waste Systems Inc. Class A(a)	7,279	29,698
Clean Harbors Inc.(a)	6,435	408,236
Darling International Inc.(a)	25,722	141,214
Energy Recovery Inc.(a)	4,895	37,104
EnergySolutions Inc.	11,415	64,495
Fuel Tech Inc.(a)(b)	5,833	61,771
Metalico Inc.(a)(b)	7,715	11,958
Met-Pro Corp.	4,930	65,668
Mine Safety Appliances Co.	9,878	236,183
Nalco Holding Co.	46,333	534,683
Rentech Inc.(a)	51,637	35,113
Republic Services Inc.	107,976	2,676,725

Stericycle Inc.(a)	28,422	1,480,218
Tetra Tech Inc.(a)	19,320	466,578
Waste Connections Inc.(a)	26,097	823,882
Waste Management Inc.	162,369	5,380,909
Waste Services Inc.(a)	6,161	40,539

		12,872,820
FOOD—2.01%
American Dairy Inc.(a)	2,221	33,404
Arden Group Inc. Class A	214	26,964
B&G Foods Inc. Class A	6,419	34,663
Calavo Growers Inc.	3,518	40,457
Cal-Maine Foods Inc.	4,730	135,751
Campbell Soup Co.	68,831	2,065,618
Chiquita Brands International Inc.(a)(b)	15,263	225,587
ConAgra Foods Inc.	149,910	2,473,515
Corn Products International Inc.	24,279	700,449
Dean Foods Co.(a)	44,463	799,000
Del Monte Foods Co.	66,053	471,618
Diamond Foods Inc.	5,130	103,369
Flowers Foods Inc.	26,184	637,842
Fresh Del Monte Produce Inc.(a)	13,671	306,504
General Mills Inc.	110,940	6,739,605
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	10,908	68,393
H.J. Heinz Co.	104,425	3,926,380
Hain Celestial Group Inc.(a)	13,187	251,740
Hershey Co. (The)	50,626	1,758,747
Hormel Foods Corp.	23,381	726,681
HQ Sustainable Maritime Industries Inc.(a)	2,297	17,986
Imperial Sugar Co.	4,391	62,967
Ingles Markets Inc. Class A	3,835	67,458
J&J Snack Foods Corp.	4,635	166,304
J.M. Smucker Co. (The)	39,507	1,713,023
Kellogg Co.	83,057	3,642,049
Kraft Foods Inc. Class A	486,622	13,065,801
Kroger Co. (The)	218,774	5,777,821
Lance Inc.	8,640	198,202
Lifeway Foods Inc.(a)	1,443	12,958
M&F Worldwide Corp.(a)	3,783	58,447
McCormick & Co. Inc. NVS	37,124	1,182,771
Nash Finch Co.	4,601	206,539
Ralcorp Holdings Inc.(a)	18,492	1,079,933
Ruddick Corp.	13,644	377,257
Safeway Inc.	145,233	3,452,188
Sanderson Farms Inc.	7,139	246,724
Sara Lee Corp.	235,468	2,305,232
Seaboard Corp.	120	143,280
Smart Balance Inc.(a)	20,697	140,740
Smithfield Foods Inc.(a)	38,226	537,840
Spartan Stores Inc.	7,078	164,563
SUPERVALU Inc.	69,723	1,017,956
Sysco Corp.	199,290	4,571,713
Tootsie Roll Industries Inc.(b)	7,637	195,584
TreeHouse Foods Inc.(a)	10,950	298,278
Tyson Foods Inc. Class A	98,198	860,214
United Natural Foods Inc.(a)	15,097	269,029
Village Super Market Inc. Class A	1,076	61,752
Weis Markets Inc.	3,837	129,038
Whole Foods Market Inc.(b)	46,367	437,704
Winn-Dixie Stores Inc.(a)	17,537	282,346
Zhongpin Inc.(a)	6,092	73,104

		64,343,088

FOREST PRODUCTS & PAPER—0.29%
AbitibiBowater Inc.(a)(b)	17,424	8,189
Boise Inc.(a)	13,346	5,739
Buckeye Technologies Inc.(a)	12,152	44,233
Clearwater Paper Corp.(a)	3,857	32,360
Deltic Timber Corp.	3,518	160,948
Domtar Corp.(a)	161,131	269,089
International Paper Co.	141,573	1,670,561
Kapstone Paper and Packaging Corp.(a)	5,990	14,256
Louisiana-Pacific Corp.(b)	34,284	53,483
MeadWestvaco Corp.	57,854	647,386
Mercer International Inc.(a)	9,999	19,198
Neenah Paper Inc.	4,788	42,326
P.H. Glatfelter Co.	14,475	134,617
Plum Creek Timber Co. Inc.	56,539	1,964,165
Potlatch Corp.	13,532	351,967
Rayonier Inc.	25,888	811,589
Rock-Tenn Co. Class A	12,389	423,456
Schweitzer-Mauduit International Inc.	4,957	99,239
Smurfit-Stone Container Corp.(a)	82,415	21,016
Temple-Inland Inc.	34,274	164,515
Verso Paper Corp.	4,725	4,867
Wausau Paper Corp.	14,423	164,999
Weyerhaeuser Co.	69,686	2,133,088
Xerium Technologies Inc.(a)	6,204	4,095

		9,245,381
GAS—0.40%
AGL Resources Inc.	25,116	787,387
Atmos Energy Corp.	30,479	722,352
Chesapeake Utilities Corp.	2,325	73,191
Energen Corp.	23,480	688,668
Laclede Group Inc. (The)	7,065	330,925
New Jersey Resources Corp.	13,781	542,283
Nicor Inc.	14,704	510,817
NiSource Inc.	91,129	999,685
Northwest Natural Gas Co.	8,789	388,737
Piedmont Natural Gas Co.	24,441	774,046
Sempra Energy	83,163	3,545,239
South Jersey Industries Inc.	10,244	408,223
Southern Union Co.	36,486	475,777
Southwest Gas Corp.	14,860	374,769
UGI Corp.	35,838	875,164
Vectren Corp.	26,833	671,093
WGL Holdings Inc.	16,064	525,132

		12,693,488
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	14,858	265,215
Black & Decker Corp. (The)	20,057	838,583
Franklin Electric Co. Inc.	8,204	230,614
Kennametal Inc.	26,111	579,403
K-Tron International Inc.(a)	968	77,343
Lincoln Electric Holdings Inc.	13,961	711,034
Raser Technologies Inc.(a)(b)	14,898	55,570
Regal Beloit Corp.	11,047	419,676
Snap-On Inc.	18,941	745,897
Stanley Works (The)	26,507	903,889
Thermadyne Holdings Corp.(a)	4,601	31,609

		4,858,833
HEALTH CARE - PRODUCTS—4.13%
Abaxis Inc.(a)	6,435	103,153
ABIOMED Inc.(a)	11,272	185,086
Accuray Inc.(a)(b)	10,089	52,059

Advanced Medical Optics Inc.(a)	16,993	112,324
Align Technology Inc.(a)	22,024	192,710
Alphatec Holdings Inc.(a)	8,353	19,630
American Medical Systems Holdings Inc.(a)	24,929	224,112
AngioDynamics Inc.(a)	8,966	122,745
ArthroCare Corp.(a)(b)	8,848	42,205
Atrion Corp.	297	28,839
Baxter International Inc.	207,708	11,131,072
Beckman Coulter Inc.	20,790	913,513
Becton, Dickinson and Co.	80,698	5,518,936
Boston Scientific Corp.(a)	496,244	3,840,929
Bruker Corp.(a)	16,934	68,413
C.R. Bard Inc.	32,826	2,765,919
Caliper Life Sciences Inc.(a)	15,805	15,331
Cantel Medical Corp.(a)	3,668	53,810
Cardiac Science Corp.(a)	6,290	47,175
CardioNet Inc.(a)	1,378	33,968
Cepheid Inc.(a)	18,241	189,342
Clinical Data Inc.(a)(b)	3,517	31,301
Columbia Laboratories Inc.(a)	15,614	19,830
Conceptus Inc.(a)(b)	9,534	145,107
CONMED Corp.(a)	9,532	228,196
Cooper Companies Inc. (The)	14,556	238,718
Covidien Ltd.	165,810	6,008,954
Cyberonics Inc.(a)	7,633	126,479
Cynosure Inc. Class A(a)	2,429	22,177
Datascope Corp.	4,563	238,371
DENTSPLY International Inc.	49,323	1,392,882
DexCom Inc.(a)	8,610	23,764
Edwards Lifesciences Corp.(a)	18,063	992,562
ev3 Inc.(a)	23,189	141,453
Exactech Inc.(a)	2,370	39,911
Gen-Probe Inc.(a)	17,753	760,539
Haemonetics Corp.(a)	8,674	490,081
Hanger Orthopedic Group Inc.(a)	10,218	148,263
Hansen Medical Inc.(a)(b)	5,838	42,150
Henry Schein Inc.(a)	30,379	1,114,606
Hill-Rom Holdings Inc.	21,099	347,290
Hologic Inc.(a)	84,356	1,102,533
ICU Medical Inc.(a)	3,932	130,306
IDEXX Laboratories Inc.(a)	19,840	715,827
Immucor Inc.(a)	23,530	625,427
Insulet Corp.(a)	4,925	38,021
Intuitive Surgical Inc.(a)	12,815	1,627,377
Invacare Corp.	11,099	172,256
Inverness Medical Innovations Inc.(a)	25,993	491,528
IRIS International Inc.(a)	6,085	84,825
Johnson & Johnson	933,641	55,859,741
Kensey Nash Corp.(a)	2,321	45,051
Kinetic Concepts Inc.(a)	18,301	351,013
Luminex Corp.(a)(b)	13,586	290,197
Masimo Corp.(a)	14,976	446,734
Medical Action Industries Inc.(a)	4,618	46,180
Medtronic Inc.	371,821	11,682,616
Mentor Corp.	10,995	340,075
Meridian Bioscience Inc.	13,324	339,362
Merit Medical Systems Inc.(a)	8,654	155,166
Metabolix Inc.(a)	7,660	97,435
Microvision Inc.(a)(b)	18,556	31,174
Micrus Endovascular Corp.(a)	4,824	56,007
Natus Medical Inc.(a)	8,775	113,636
NuVasive Inc.(a)	12,165	421,517
NxStage Medical Inc.(a)	6,303	16,829
OraSure Technologies Inc.(a)	14,692	54,067

Orthofix International NV(a)	5,114	78,398
Orthovita Inc.(a)	21,894	74,221
Palomar Medical Technologies Inc.(a)	5,950	68,603
Patterson Companies Inc.(a)	40,290	755,437
PSS World Medical Inc.(a)(b)	21,150	398,043
Quidel Corp.(a)	8,905	116,388
ResMed Inc.(a)	25,458	954,166
Sirona Dental Systems Inc.(a)(b)	5,154	54,117
Somanetics Corp.(a)	4,009	66,189
SonoSite Inc.(a)	5,125	97,785
Spectranetics Corp.(a)	9,863	25,742
St. Jude Medical Inc.(a)	112,794	3,717,690
Stereotaxis Inc.(a)(b)	8,423	37,061
Steris Corp.	19,571	467,551
Stryker Corp.	101,651	4,060,957
SurModics Inc.(a)(b)	4,857	122,736
Symmetry Medical Inc.(a)	11,144	88,818
Synovis Life Technologies Inc.(a)	3,930	73,648
TECHNE Corp.	12,725	821,017
Thoratec Corp.(a)	18,467	599,993
TomoTherapy Inc.(a)	13,474	32,068
TranS1 Inc.(a)	3,201	23,079
Varian Medical Systems Inc.(a)	41,635	1,458,890
Vision-Sciences Inc.(a)(b)	5,772	8,831
Vital Images Inc.(a)	5,214	72,527
VNUS Medical Technologies Inc.(a)	4,038	65,496
Volcano Corp.(a)	15,689	235,335
West Pharmaceutical Services Inc.	10,916	412,297
Wright Medical Group Inc.(a)	12,508	255,538
Zimmer Holdings Inc.(a)	76,950	3,110,319
Zoll Medical Corp.(a)	6,339	119,744

		132,021,489
HEALTH CARE - SERVICES—1.33%
Aetna Inc.	160,225	4,566,412
Air Methods Corp.(a)	3,464	55,389
Alliance Imaging Inc.(a)	8,301	66,159
Almost Family Inc.(a)	2,237	100,620
Amedisys Inc.(a)	8,607	355,813
AMERIGROUP Corp.(a)	17,504	516,718
AmSurg Corp.(a)	10,990	256,507
Assisted Living Concepts Inc.(a)	19,331	80,224
athenahealth Inc.(a)(b)	7,017	263,980
Bio-Reference Laboratories Inc.(a)	3,588	94,113
Brookdale Senior Living Inc.	12,088	67,451
Capital Senior Living Corp.(a)	7,373	21,972
Centene Corp.(a)	14,956	294,783
Community Health Systems Inc.(a)	32,049	467,274
Covance Inc.(a)	20,721	953,788
Coventry Health Care Inc.(a)	50,145	746,158
DaVita Inc.(a)	34,857	1,727,861
Emeritus Corp.(a)	6,201	62,196
Ensign Group Inc. (The)	3,716	62,206
Five Star Quality Care Inc.(a)	10,693	16,360
Genoptix Inc.(a)	2,548	86,836
Gentiva Health Services Inc.(a)	8,698	254,503
Health Management Associates Inc. Class A(a)	79,753	142,758
Health Net Inc.(a)	34,685	377,720
HealthSouth Corp.(a)	29,213	320,174
Healthways Inc.(a)	11,271	129,391
Humana Inc.(a)	56,454	2,104,605
IPC The Hospitalist Co. Inc.(a)	2,314	38,945
Kindred Healthcare Inc.(a)	9,716	126,502
Laboratory Corp. of America Holdings(a)	37,011	2,383,879

LHC Group Inc.(a)	4,730	170,280
Life Sciences Research Inc.(a)	2,704	25,418
LifePoint Hospitals Inc.(a)(b)	18,642	425,783
Lincare Holdings Inc.(a)	24,419	657,604
Magellan Health Services Inc.(a)	13,838	541,896
MedCath Corp.(a)	5,809	60,646
Molina Healthcare Inc.(a)	5,205	91,660
National Healthcare Corp.	2,738	138,652
NightHawk Radiology Holdings Inc.(a)	7,045	34,239
Odyssey Healthcare Inc.(a)	10,857	100,427
Pediatrix Medical Group Inc.(a)	15,921	504,696
Psychiatric Solutions Inc.(a)(b)	18,655	519,542
Quest Diagnostics Inc.	52,604	2,730,674
RadNet Inc.(a)	7,152	23,959
RehabCare Group Inc.(a)	5,832	88,413
Res-Care Inc.(a)	7,586	113,942
Skilled Healthcare Group Inc. Class A(a)	7,215	60,895
Sun Healthcare Group Inc.(a)	13,584	120,218
Sunrise Senior Living Inc.(a)	14,673	24,651
Tenet Healthcare Corp.(a)	161,005	185,156
Triple-S Management Corp. Class B(a)	3,805	43,757
U.S. Physical Therapy Inc.(a)	3,813	50,827
UnitedHealth Group Inc.	406,798	10,820,827
Universal Health Services Inc. Class B	15,639	587,557
Virtual Radiologic Corp.(a)(b)	1,344	11,397
WellCare Health Plans Inc.(a)	13,388	172,170
WellPoint Inc.(a)	174,628	7,357,078

		42,403,661
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	58,826	1,164,755
Resource America Inc. Class A	3,987	15,948
Walter Industries Inc.	18,335	321,046

		1,501,749
HOME BUILDERS—0.17%
AMREP Corp.(a)(b)	903	28,246
Beazer Homes USA Inc.(a)(b)	12,361	19,530
Brookfield Homes Corp.(b)	3,625	15,660
Cavco Industries Inc.(a)	2,257	60,691
Centex Corp.	41,977	446,635
Champion Enterprises Inc.(a)	24,449	13,691
D.R. Horton Inc.	106,095	750,092
Fleetwood Enterprises Inc.(a)	20,556	2,056
Hovnanian Enterprises Inc. Class A(a)(b)	13,021	22,396
KB Home	24,840	338,321
Lennar Corp. Class A	46,556	403,641
M.D.C. Holdings Inc.	11,327	343,208
M/I Homes Inc.(b)	5,825	61,395
Meritage Homes Corp.(a)	10,924	132,945
NVR Inc.(a)	1,395	636,469
Palm Harbor Homes Inc.(a)(b)	2,764	13,765
Pulte Homes Inc.	71,154	777,713
Ryland Group Inc.	13,754	243,033
Skyline Corp.	2,283	45,637
Standard-Pacific Corp.(a)	40,581	72,234
Thor Industries Inc.(b)	11,205	147,682
Toll Brothers Inc.(a)	42,897	919,283
Winnebago Industries Inc.(b)	9,948	59,986

		5,554,309
HOME FURNISHINGS—0.07%
American Woodmark Corp.(b)	3,724	67,889
Audiovox Corp. Class A(a)	5,161	25,857

DTS Inc.(a)	5,923	108,687
Ethan Allen Interiors Inc.	8,482	121,886
Furniture Brands International Inc.	15,047	33,254
Harman International Industries Inc.	18,739	313,503
Hooker Furniture Corp.	3,741	28,656
Kimball International Inc. Class B	12,320	106,075
La-Z-Boy Inc.	16,171	35,091
Sealy Corp.	14,416	36,184
Tempur-Pedic International Inc.(b)	25,453	180,462
TiVo Inc.(a)	32,626	233,602
Universal Electronics Inc.(a)	4,713	76,445
Whirlpool Corp.	24,674	1,020,270

		2,387,861
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp.(a)	17,158	59,195
American Greetings Corp. Class A	15,121	114,466
Avery Dennison Corp.	35,043	1,146,957
Blyth Inc.	8,284	64,947
Central Garden & Pet Co. Class A(a)	22,146	130,661
Church & Dwight Co. Inc.	23,205	1,302,265
Clorox Co. (The)	45,611	2,534,147
CSS Industries Inc.	2,476	43,924
Ennis Inc.	8,315	100,695
Fortune Brands Inc.	50,745	2,094,754
Fossil Inc.(a)	15,703	262,240
Helen of Troy Ltd.(a)	9,702	168,427
Jarden Corp.(a)	22,237	255,726
Kimberly-Clark Corp.	138,584	7,308,920
Prestige Brands Holdings Inc.(a)	10,879	114,773
Russ Berrie and Co. Inc.(a)	5,131	15,239
Scotts Miracle-Gro Co. (The) Class A	14,484	430,464
Standard Register Co. (The)	5,847	52,214
Tupperware Brands Corp.	21,180	480,786
WD-40 Co.	6,015	170,164

		16,850,964
HOUSEWARES—0.04%
Libbey Inc.	4,709	5,886
National Presto Industries Inc.	1,340	103,180
Newell Rubbermaid Inc.	93,258	912,063
Toro Co. (The)	12,192	402,336

		1,423,465
INSURANCE—3.23%
Aflac Inc.	157,407	7,215,537
Alleghany Corp.(a)	1,661	468,402
Allied World Assurance Holdings Ltd.	15,981	648,829
Allstate Corp. (The)	182,164	5,967,693
Ambac Financial Group Inc.(b)	95,982	124,777
American Equity Investment Life Holding Co.	18,199	127,393
American Financial Group Inc.	26,778	612,681
American International Group Inc.	779,395	1,223,650
American National Insurance Co.	5,383	396,889
American Physicians Capital Inc.	2,685	129,148
American Safety Insurance Holdings Ltd.(a)	3,564	47,080
Amerisafe Inc.(a)	6,038	123,960
AmTrust Financial Services Inc.	6,194	71,850
Aon Corp.	91,838	4,195,160
Arch Capital Group Ltd.(a)	15,080	1,057,108
Argo Group International Holdings Ltd.(a)	9,987	338,759
Arthur J. Gallagher & Co.	30,508	790,462
Aspen Insurance Holdings Ltd.	28,428	689,379
Assurant Inc.	39,026	1,170,780

Assured Guaranty Ltd.	18,364	209,350
Axis Capital Holdings Ltd.	49,183	1,432,209
Baldwin & Lyons Inc. Class B	2,531	46,039
Brown & Brown Inc.	38,335	801,201
CastlePoint Holdings Ltd.	11,013	149,336
Chubb Corp.	121,079	6,175,029
CIGNA Corp.	92,438	1,557,580
Cincinnati Financial Corp.	48,229	1,402,017
Citizens Inc.(a)(b)	13,686	132,754
CNA Financial Corp.	9,621	158,169
CNA Surety Corp.(a)	5,114	98,189
Conseco Inc.(a)	61,188	316,954
Crawford & Co. Class B(a)	8,277	120,348
Delphi Financial Group Inc. Class A	14,445	266,366
Donegal Group Inc. Class A	4,002	67,114
eHealth Inc.(a)	8,351	110,901
EMC Insurance Group Inc.	1,547	39,681
Employers Holdings Inc.	17,076	281,754
Endurance Specialty Holdings Ltd.	16,536	504,844
Enstar Group Ltd.(a)(b)	1,700	100,538
Erie Indemnity Co. Class A	10,722	403,469
Everest Re Group Ltd.	20,547	1,564,449
FBL Financial Group Inc. Class A	4,707	72,723
Fidelity National Financial Inc.	71,919	1,276,562
First Acceptance Corp.(a)	5,218	15,132
First American Corp.	30,482	880,625
First Mercury Financial Corp.(a)	5,688	81,111
Flagstone Reinsurance Holdings Ltd.	9,867	96,401
FPIC Insurance Group Inc.(a)	2,539	111,157
Genworth Financial Inc. Class A	143,399	405,819
Greenlight Capital Re Ltd. Class A(a)	9,608	124,808
Hallmark Financial Services Inc.(a)	1,364	11,962
Hanover Insurance Group Inc. (The)	16,958	728,685
Harleysville Group Inc.	4,084	141,837
Hartford Financial Services Group Inc. (The)	105,159	1,726,711
HCC Insurance Holdings Inc.	38,155	1,020,646
Horace Mann Educators Corp.	13,631	125,269
Independence Holding Co.	2,188	7,899
Infinity Property and Casualty Corp.	4,909	229,398
IPC Holdings Ltd.	15,401	460,490
Kansas City Life Insurance Co.	1,376	59,650
Life Partners Holdings Inc.	2,150	93,826
Lincoln National Corp.	85,941	1,619,128
Loews Corp.	104,454	2,950,825
Maiden Holdings Ltd.	16,071	50,302
Markel Corp.(a)	3,280	980,720
Marsh & McLennan Companies Inc.	169,635	4,117,041
Max Capital Group Ltd.	18,265	323,290
MBIA Inc.(a)(b)	70,145	285,490
Meadowbrook Insurance Group Inc.	17,062	109,879
Mercury General Corp.	8,703	400,251
MetLife Inc.	167,059	5,823,677
MGIC Investment Corp.	41,680	145,046
Montpelier Re Holdings Ltd.	32,015	537,532
National Interstate Corp.	1,499	26,787
National Western Life Insurance Co. Class A	803	135,844
Nationwide Financial Services Inc. Class A	14,924	779,182
Navigators Group Inc. (The)(a)	4,689	257,473
NYMAGIC Inc.	2,143	40,824
Odyssey Re Holdings Corp.	7,410	383,912
Old Republic International Corp.	75,917	904,931
OneBeacon Insurance Group Ltd.	8,829	92,175
PartnerRe Ltd.	17,887	1,274,806
Phoenix Companies Inc. (The)	37,743	123,420

Platinum Underwriters Holdings Ltd.	16,063	579,553
PMA Capital Corp. Class A(a)	10,144	71,820
PMI Group Inc. (The)	27,934	54,471
Presidential Life Corp.	7,065	69,873
Primus Guaranty Ltd.(a)(b)	6,104	6,959
Principal Financial Group Inc.	85,756	1,935,513
ProAssurance Corp.(a)	10,952	578,047
Progressive Corp. (The)	225,077	3,333,390
Protective Life Corp.	22,423	321,770
Prudential Financial Inc.	144,043	4,358,741
Radian Group Inc.	25,604	94,223
Reinsurance Group of America Inc.	22,705	972,228
RenaissanceRe Holdings Ltd.	20,544	1,059,249
RLI Corp.	6,383	390,384
Safety Insurance Group Inc.	5,711	217,361
SeaBright Insurance Holdings Inc.(a)	6,416	75,324
Selective Insurance Group Inc.	18,331	420,330
StanCorp Financial Group Inc.	16,253	678,888
State Auto Financial Corp.	4,716	141,763
Stewart Information Services Corp.	5,815	136,594
Torchmark Corp.	28,372	1,268,228
Tower Group Inc.	6,254	176,425
Transatlantic Holdings Inc.	8,693	348,242
Travelers Companies Inc. (The)	200,232	9,050,486
United America Indemnity Ltd. Class A(a)	5,270	67,509
United Fire & Casualty Co.	7,945	246,851
Unitrin Inc.	13,208	210,536
Universal American Corp.(a)	11,959	105,478
Unum Group	114,493	2,129,570
Validus Holdings Ltd.	21,053	550,746
W.R. Berkley Corp.	47,186	1,462,766
Wesco Financial Corp.	430	123,797
White Mountains Insurance Group Ltd.	2,935	783,968
XL Capital Ltd. Class A	109,084	403,611
Zenith National Insurance Corp.	12,188	384,775

		103,180,543
INTERNET—1.85%
Akamai Technologies Inc.(a)	56,178	847,726
Amazon.com Inc.(a)	104,267	5,346,812
Ariba Inc.(a)	27,278	196,674
Art Technology Group Inc.(a)	40,579	78,317
AsiaInfo Holdings Inc.(a)	10,790	127,754
Avocent Corp.(a)	14,480	259,337
Bidz.com Inc.(a)(b)	2,124	9,770
Blue Coat Systems Inc.(a)	10,736	90,182
Blue Nile Inc.(a)(b)	4,602	112,703
China Information Security Technology Inc.(a)(b)	7,465	26,874
Chordiant Software Inc.(a)	10,742	28,574
Cogent Communications Group Inc.(a)(b)	15,904	103,853
comScore Inc.(a)	5,999	76,487
Constant Contact Inc.(a)(b)	6,463	85,635
CyberSource Corp.(a)	22,456	269,247
DealerTrack Holdings Inc.(a)	13,817	164,284
Dice Holdings Inc.(a)	5,196	21,200
Digital River Inc.(a)	12,223	303,130
Drugstore.com Inc.(a)	27,278	33,825
EarthLink Inc.(a)(b)	34,691	234,511
eBay Inc.(a)	366,943	5,122,524
Entrust Inc.(a)	19,938	31,502
Equinix Inc.(a)(b)	10,867	578,016
eResearch Technology Inc.(a)(b)	14,805	98,157
Expedia Inc.(a)	68,420	563,781
F5 Networks Inc.(a)(b)	26,978	616,717

Global Sources Ltd.(a)	5,038	27,457
Google Inc. Class A(a)	78,484	24,145,603
GSI Commerce Inc.(a)	7,022	73,871
HLTH Corp.(a)	34,163	357,345
HSW International Inc.(a)	3,962	1,506
i2 Technologies Inc.(a)(b)	4,913	31,394
IAC/InterActiveCorp.(a)	30,334	477,154
iBasis Inc.(a)	10,743	15,148
InfoSpace Inc.	10,133	76,504
Internap Network Services Corp.(a)	15,708	39,270
Internet Brands Inc. Class A(a)	2,163	12,589
Internet Capital Group Inc.(a)	12,275	66,899
Interwoven Inc.(a)	14,416	181,642
j2 Global Communications Inc.(a)	14,447	289,518
Keynote Systems Inc.(a)	4,954	38,195
Knot Inc. (The)(a)	8,700	72,384
Liberty Media Corp. - Liberty Interactive Group Series A(a)	195,174	608,943
Liquidity Services Inc.(a)	3,497	29,130
LoopNet Inc.(a)(b)	8,603	58,672
McAfee Inc.(a)(b)	50,216	1,735,967
MercadoLibre Inc.(a)(b)	8,460	138,829
ModusLink Global Solutions Inc.(a)	15,685	45,330
Move Inc.(a)	50,243	80,389
NetFlix Inc.(a)(b)	13,638	407,640
NIC Inc.	12,383	56,962
NutriSystem Inc.(b)	10,966	159,994
1-800-FLOWERS.COM Inc.(a)	7,553	28,852
Online Resources Corp.(a)	9,794	46,424
Orbitz Worldwide Inc.(a)	10,941	42,451
Overstock.com Inc.(a)(b)	5,099	54,967
PCTEL Inc.	7,060	46,384
Perficient Inc.(a)	9,514	45,477
Priceline.com Inc.(a)	13,465	991,697
Rackspace Hosting Inc.(a)	5,843	31,435
RealNetworks Inc.(a)	32,233	113,782
RightNow Technologies Inc.(a)	8,629	66,702
S1 Corp.(a)	17,328	136,718
Safeguard Scientifics Inc.(a)	38,264	26,402
Sapient Corp.(a)	30,641	136,046
Shutterfly Inc.(a)	8,373	58,527
Sohu.com Inc.(a)	9,748	461,470
SonicWALL Inc.(a)	20,680	82,306
Sourcefire Inc.(a)	2,246	12,578
Stamps.com Inc.(a)	3,239	31,839
SupportSoft Inc.(a)	15,017	33,488
Symantec Corp.(a)	278,414	3,764,157
TechTarget Inc.(a)	2,448	10,575
TeleCommunication Systems Inc.(a)	11,055	94,962
Terremark Worldwide Inc.(a)	15,644	60,855
TheStreet.com Inc.	6,393	18,540
thinkorswim Group Inc.(a)	16,271	91,443
TIBCO Software Inc.(a)	64,672	335,648
United Online Inc.	27,843	169,007
ValueClick Inc.(a)	29,371	200,898
Vasco Data Security International Inc.(a)	8,424	87,020
VeriSign Inc.(a)	64,138	1,223,753
Vignette Corp.(a)	8,878	83,542
Vocus Inc.(a)	5,224	95,129
Web.com Group Inc.(a)	8,886	32,523
WebMD Health Corp. Class A(a)	2,428	57,277
Websense Inc.(a)	14,465	216,541
Yahoo! Inc.(a)	456,459	5,568,800

		59,214,142

INVESTMENT COMPANIES—0.06%
Allied Capital Corp.(b)	59,263	159,417
American Capital Ltd.	66,658	215,972
Apollo Investment Corp.	46,508	432,989
Ares Capital Corp.	30,622	193,837
BlackRock Kelso Capital Corp.	3,407	33,593
Capital Southwest Corp.	1,072	115,948
Fifth Street Finance Corp.	3,419	25,813
Gladstone Capital Corp.	7,714	62,406
Gladstone Investment Corp.	7,300	35,843
Harris & Harris Group Inc.(a)	7,544	29,799
Hercules Technology Growth Capital Inc.	9,940	78,725
Kayne Anderson Energy Development Co.	3,381	25,391
Kohlberg Capital Corp.	4,687	17,061
MCG Capital Corp.	25,821	18,333
Medallion Financial Corp.	4,893	37,334
MVC Capital Inc.	7,568	83,021
NGP Capital Resources Co.	8,325	69,680
Patriots Capital Funding Inc.	7,424	27,023
PennantPark Investment Corp.	6,264	22,613
Prospect Energy Corp.(b)	10,072	120,562

		1,805,360
IRON & STEEL—0.32%
AK Steel Holding Corp.	36,816	343,125
Allegheny Technologies Inc.	33,474	854,591
Carpenter Technology Corp.	14,846	304,937
China Precision Steel Inc.(a)(b)	5,839	7,299
Cliffs Natural Resources Inc.	37,787	967,725
General Steel Holdings Inc.(a)(b)	3,596	14,168
Gibraltar Industries Inc.	8,285	98,923
Nucor Corp.	104,580	4,831,596
Olympic Steel Inc.	2,646	53,899
Reliance Steel & Aluminum Co.	20,712	412,997
Schnitzer Steel Industries Inc. Class A	7,254	273,113
Steel Dynamics Inc.	54,106	604,905
Sutor Technology Group Ltd.(a)	2,486	5,743
United States Steel Corp.	39,000	1,450,800
Universal Stainless & Alloy Products Inc.(a)	2,249	32,588

		10,256,409
LEISURE TIME—0.21%
Ambassadors Group Inc.	5,238	48,190
Brunswick Corp.	29,514	124,254
Callaway Golf Co.	23,082	214,432
Carnival Corp.	144,143	3,505,558
Harley-Davidson Inc.	77,941	1,322,659
Interval Leisure Group Inc.(a)	12,173	65,613
Life Time Fitness Inc.(a)(b)	11,080	143,486
Marine Products Corp.	3,732	20,974
Nautilus Inc.(a)	9,939	21,965
Polaris Industries Inc.	10,722	307,185
Royal Caribbean Cruises Ltd.(b)	45,151	620,826
Town Sports International Holdings Inc.(a)	5,059	16,138
WMS Industries Inc.(a)	14,464	389,082

		6,800,362
LODGING—0.19%
Ameristar Casinos Inc.	8,526	73,665
Boyd Gaming Corp.	18,323	86,668
Choice Hotels International Inc.(b)	9,925	298,345
Gaylord Entertainment Co.(a)(b)	13,396	145,213
Las Vegas Sands Corp.(a)	54,887	325,480
Lodgian Inc.(a)	6,029	12,842

Marcus Corp.	6,447	104,635
Marriott International Inc. Class A	97,757	1,901,374
MGM MIRAGE(a)(b)	40,665	559,550
Monarch Casino & Resort Inc.(a)	3,761	43,816
Morgans Hotel Group Co.(a)	10,195	47,509
Orient-Express Hotels Ltd. Class A	17,281	132,372
Riviera Holdings Corp.(a)	3,413	10,239
Starwood Hotels & Resorts Worldwide Inc.	61,784	1,105,934
Wyndham Worldwide Corp.	58,054	380,254
Wynn Resorts Ltd.(a)(b)	18,765	793,009

		6,020,905
MACHINERY—0.87%
AGCO Corp.(a)	30,558	720,863
Alamo Group Inc.	2,203	32,935
Albany International Corp. Class A	9,484	121,775
Altra Holdings Inc.(a)	8,644	68,374
Applied Industrial Technologies Inc.	13,608	257,463
Astec Industries Inc.(a)	6,041	189,265
Bolt Technology Corp.(a)	2,682	18,667
Briggs & Stratton Corp.	15,809	278,080
Bucyrus International Inc.	24,725	457,907
Cascade Corp.	2,676	79,905
Caterpillar Inc.	203,694	9,099,011
Chart Industries Inc.(a)	9,512	101,113
Cognex Corp.	13,829	204,669
Columbus McKinnon Corp.(a)	6,045	82,514
Cummins Inc.	67,064	1,792,621
Deere & Co.	142,730	5,469,414
DXP Enterprises Inc.(a)	2,396	35,006
Flow International Corp.(a)	12,014	29,074
Flowserve Corp.	18,901	973,401
Gardner Denver Inc.(a)	17,200	401,448
Gerber Scientific Inc.(a)	7,352	37,569
Gorman-Rupp Co. (The)	4,710	146,575
Graco Inc.	19,650	466,294
Hurco Companies Inc.(a)	1,552	18,624
IDEX Corp.	27,265	658,450
Intermec Inc.(a)	19,900	264,272
Intevac Inc.(a)	6,450	32,701
iRobot Corp.(a)(b)	4,892	44,175
Joy Global Inc.	35,757	818,478
Kadant Inc.(a)	4,622	62,305
Key Technology Inc.(a)	2,091	39,499
Lindsay Corp.(b)	3,976	126,397
Manitowoc Co. Inc. (The)	42,823	370,847
Middleby Corp. (The)(a)(b)	5,254	143,277
NACCO Industries Inc.	2,171	81,217
Nordson Corp.	11,027	356,062
Park-Ohio Holdings Corp.(a)	2,509	15,481
Presstek Inc.(a)	8,877	28,495
Robbins & Myers Inc.	8,783	142,021
Rockwell Automation Inc.	48,550	1,565,252
Sauer-Danfoss Inc.	3,565	31,194
Tecumseh Products Co. Class A(a)(b)	4,912	47,057
Tennant Co.	5,170	79,618
Terex Corp.(a)	31,678	548,663
TurboChef Technologies Inc.(a)	6,201	30,447
Twin Disc Inc.	2,720	18,741
Wabtec Corp.	15,937	633,496
Zebra Technologies Corp. Class A(a)	22,414	454,108

		27,674,820

MANUFACTURING—3.79%
A.O. Smith Corp.	6,374	188,160
Actuant Corp. Class A	18,135	344,928
Acuity Brands Inc.	13,324	465,141
American Railcar Industries Inc.	2,766	29,126
Ameron International Corp.	2,968	186,747
AptarGroup Inc.	22,283	785,253
AZZ Inc.(a)	3,694	92,719
Barnes Group Inc.	16,798	243,571
Blount International Inc.(a)	12,164	115,315
Brink’s Co. (The)	13,468	362,020
Carlisle Companies Inc.	19,890	411,723
Ceradyne Inc.(a)	8,753	177,773
China Fire & Security Group Inc.(a)(b)	4,724	32,170
CLARCOR Inc.	16,929	561,704
Colfax Corp.(a)	7,198	74,787
Cooper Industries Ltd.	57,377	1,677,130
Crane Co.	16,299	280,995
Danaher Corp.	84,649	4,791,980
Donaldson Co. Inc.	26,252	883,380
Dover Corp.	62,609	2,061,088
Eastman Kodak Co.	90,020	592,332
Eaton Corp.	54,323	2,700,396
EnPro Industries Inc.(a)	7,246	156,079
ESCO Technologies Inc.(a)	8,398	343,898
Federal Signal Corp.	15,025	123,355
Flanders Corp.(a)	5,135	24,083
FreightCar America Inc.	3,807	69,554
General Electric Co.	3,485,873	56,471,143
GenTek Inc.(a)	2,631	39,597
Griffon Corp.(a)	14,991	139,866
Harsco Corp.	28,160	779,469
Hexcel Corp.(a)	30,725	227,058
Honeywell International Inc.	245,553	8,061,505
Illinois Tool Works Inc.	155,699	5,457,250
Ingersoll-Rand Co. Ltd. Class A	103,520	1,796,072
ITT Industries Inc.	60,102	2,764,091
Koppers Holdings Inc.	7,353	158,972
Lancaster Colony Corp.	7,228	247,920
Leggett & Platt Inc.	52,001	789,895
LSB Industries Inc.(a)	5,197	43,239
Lydall Inc.(a)	5,235	30,101
Matthews International Corp. Class A	10,154	372,449
Myers Industries Inc.	8,773	70,184
Pall Corp.	40,495	1,151,273
Parker Hannifin Corp.	55,394	2,356,461
Pentair Inc.	33,247	786,956
PMFG Inc.(a)	4,049	38,708
Polypore International Inc.(a)	4,842	36,606
Raven Industries Inc.	5,013	120,813
Reddy Ice Holdings Inc.	7,104	10,230
Roper Industries Inc.	29,965	1,300,781
Smith & Wesson Holding Corp.(a)	9,581	21,749
SPX Corp.	18,088	733,468
Standex International Corp.	3,841	76,205
Teleflex Inc.	13,478	675,248
Textron Inc.	82,036	1,137,839
3M Co.	233,171	13,416,659
Tredegar Corp.	7,460	135,623
Trinity Industries Inc.	27,097	427,049
Tyco International Ltd.	159,708	3,449,693

		121,099,579
MEDIA—2.33%
A.H. Belo Corp. Class A	5,827	12,703

Belo Corp. Class A	28,044	43,749
Cablevision Systems Corp.	74,507	1,254,698
CBS Corp. Class B	197,361	1,616,387
Central European Media Enterprises Ltd. Class A(a)(b)	12,011	260,879
Charter Communications Inc. Class A(a)(b)	119,642	9,787
Citadel Broadcasting Corp.(a)(b)	57,794	9,247
CKX Inc.(a)	16,174	59,359
Comcast Corp. Class A	928,274	15,669,265
Courier Corp.	3,459	61,916
Cox Radio Inc. Class A(a)(b)	10,758	64,656
Crown Media Holdings Inc. Class A(a)(b)	5,038	14,358
CTC Media Inc.(a)	17,202	82,570
Cumulus Media Inc. Class A(a)	8,846	22,027
DG FastChannel Inc.(a)	7,064	88,159
DIRECTV Group Inc. (The)(a)(b)	180,464	4,134,430
Discovery Communications Inc. Class C(a)	93,245	1,248,551
Dish Network Corp. Class A(a)	67,190	745,137
Dolan Media Co.(a)	7,269	47,903
E.W. Scripps Co. (The) Class A	9,663	21,355
Entercom Communications Corp.	10,738	13,208
Entravision Communications Corp.(a)	22,014	34,342
Fisher Communications Inc.	2,174	44,871
Gannett Co. Inc.	75,189	601,512
Global Traffic Network Inc.(a)	3,807	22,233
Gray Television Inc.	13,379	5,352
Hearst-Argyle Television Inc.	7,654	46,383
John Wiley & Sons Inc. Class A	13,343	474,744
Journal Communications Inc. Class A	14,867	36,424
Lee Enterprises Inc.(b)	14,668	6,014
Liberty Global Inc. Series A(a)	97,744	1,556,084
Liberty Media Corp. - Liberty Capital Group Series A(a)	29,940	141,017
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	170,638	2,982,752
Lin TV Corp. Class A(a)(b)	8,633	9,410
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	8,500	22,100
McClatchy Co. (The) Class A(b)	23,360	18,688
McGraw-Hill Companies Inc. (The)	106,638	2,472,935
Media General Inc. Class A(b)	7,161	12,532
Mediacom Communications Corp. Class A(a)(b)	12,403	53,333
Meredith Corp.	13,174	225,539
New York Times Co. (The) Class A(b)	46,488	340,757
News Corp. Class A	768,634	6,986,883
Outdoor Channel Holdings Inc.(a)	5,137	38,476
Playboy Enterprises Inc. Class B(a)	7,148	15,440
PRIMEDIA Inc.	13,791	29,926
RHI Entertainment Inc.(a)	4,597	37,328
Scholastic Corp.	8,370	113,665
Scripps Networks Interactive Inc. Class A	28,546	628,012
Sinclair Broadcast Group Inc. Class A	15,757	48,847
Sirius XM Radio Inc.(a)	1,184,914	142,190
Time Warner Cable Inc. Class A(a)	51,776	1,110,595
Time Warner Inc.	1,184,722	11,918,303
Value Line Inc.	255	8,803
Viacom Inc. Class B(a)	185,353	3,532,828
Walt Disney Co. (The)	630,743	14,311,559
Washington Post Co. (The) Class B	2,056	802,354
World Wrestling Entertainment Inc.	7,245	80,275

		74,392,850
METAL FABRICATE & HARDWARE—0.20%
A.M. Castle & Co.	6,072	65,760
Ampco-Pittsburgh Corp.	2,361	51,234
CIRCOR International Inc.	5,979	164,422
Commercial Metals Co.	37,814	448,852

Dynamic Materials Corp.	3,778	72,953
Haynes International Inc.(a)	3,693	90,922
Kaydon Corp.	11,340	389,529
L.B. Foster Co. Class A(a)	3,489	109,136
Ladish Co. Inc.(a)	4,730	65,510
Lawson Products Inc.	1,288	29,431
Mueller Industries Inc.	11,924	299,054
Mueller Water Products Inc. Class A	37,001	310,808
NN Inc.	5,091	11,658
Northwest Pipe Co.(a)	3,260	138,909
Omega Flex Inc.(b)	1,105	23,139
Precision Castparts Corp.	45,990	2,735,485
RBC Bearings Inc.(a)	6,995	141,859
Sun Hydraulics Corp.(b)	3,598	67,786
Timken Co. (The)	27,089	531,757
TriMas Corp.(a)	4,600	6,348
Valmont Industries Inc.	6,107	374,726
Worthington Industries Inc.	20,552	226,483

		6,355,761
MINING—0.58%
Alcoa Inc.	268,969	3,028,591
Allied Nevada Gold Corp.(a)	14,769	74,731
AMCOL International Corp.	8,329	174,493
Apex Silver Mines Ltd.(a)(b)	18,539	18,168
Brush Engineered Materials Inc.(a)	6,322	80,416
Century Aluminum Co.(a)	11,283	112,830
Coeur d’Alene Mines Corp.(a)(b)	177,105	155,852
Compass Minerals International Inc.	10,789	632,883
Freeport-McMoRan Copper & Gold Inc.	126,784	3,098,601
General Moly Inc.(a)(b)	19,987	23,585
Hecla Mining Co.(a)(b)	56,408	157,942
Horsehead Holding Corp.(a)	11,305	53,133
Kaiser Aluminum Corp.	5,800	130,616
Newmont Mining Corp.	144,937	5,898,936
Royal Gold Inc.	9,769	480,732
RTI International Metals Inc.(a)	7,466	106,838
Southern Copper Corp.	73,347	1,177,953
Stillwater Mining Co.(a)	13,369	66,043
Titanium Metals Corp.	29,396	258,979
United States Lime & Minerals Inc.(a)	352	8,430
Uranium Resources Inc.(a)	16,276	12,533
USEC Inc.(a)(b)	34,463	154,739
Vulcan Materials Co.(b)	36,112	2,512,673

		18,419,697
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	8,896	72,680

		72,680
OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	68,690	1,750,221
Xerox Corp.	297,311	2,369,569

		4,119,790
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	18,529	241,433
HNI Corp.(b)	14,435	228,650
Interface Inc. Class A	17,300	80,272
Knoll Inc.	15,852	142,985
Steelcase Inc. Class A	20,574	115,626

		808,966

OIL & GAS—10.21%
Abraxas Petroleum Corp.(a)	13,680	9,850
Alon USA Energy Inc.(b)	3,942	36,069
American Oil & Gas Inc.(a)	12,143	9,714
Anadarko Petroleum Corp.	155,039	5,976,753
Apache Corp.	110,468	8,233,180
Apco Argentina Inc.	2,718	72,380
Approach Resources Inc.(a)	2,650	19,371
Arena Resources Inc.(a)	12,500	351,125
Atlas America Inc.	11,199	166,305
ATP Oil & Gas Corp.(a)	9,553	55,885
Atwood Oceanics Inc.(a)	18,525	283,062
Berry Petroleum Co. Class A	13,627	103,020
Bill Barrett Corp.(a)	12,132	256,349
BMB Munai Inc.(a)	12,269	17,054
BPZ Resources Inc.(a)	20,719	132,602
Brigham Exploration Co.(a)	14,586	46,675
Bronco Drilling Co. Inc.(a)	8,397	54,245
Cabot Oil & Gas Corp.	34,166	888,316
Callon Petroleum Co.(a)	6,407	16,658
Cano Petroleum Inc.(a)	12,540	5,518
Carrizo Oil & Gas Inc.(a)(b)	8,919	143,596
Cheniere Energy Inc.(a)(b)	13,641	38,877
Chesapeake Energy Corp.	191,661	3,099,158
Chevron Corp.	685,224	50,686,019
Cimarex Energy Co.	27,178	727,827
Clayton Williams Energy Inc.(a)	1,542	70,068
CNX Gas Corp.(a)(b)	8,754	238,984
Comstock Resources Inc.(a)	15,436	729,351
Concho Resources Inc.(a)	18,301	417,629
ConocoPhillips	511,056	26,472,701
Contango Oil & Gas Co.(a)	4,240	238,712
Continental Resources Inc.(a)	9,949	206,044
Crosstex Energy Inc.	13,511	52,693
CVR Energy Inc.(a)	6,322	25,288
Delek US Holdings Inc.	3,714	19,647
Delta Petroleum Corp.(a)(b)	19,778	94,143
Denbury Resources Inc.(a)	80,915	883,592
Devon Energy Corp.	147,710	9,706,024
Diamond Offshore Drilling Inc.	23,014	1,356,445
Double Eagle Petroleum Co.(a)	2,591	18,189
Encore Acquisition Co.(a)	17,305	441,624
Endeavour International Corp.(a)	37,151	18,575
Energy Partners Ltd.(a)	8,820	11,907
Energy XXI (Bermuda) Ltd.	39,601	31,285
ENSCO International Inc.	48,394	1,373,906
EOG Resources Inc.	82,253	5,476,405
EXCO Resources Inc.(a)	49,096	444,810
Exxon Mobil Corp.	1,750,399	139,734,352
Forest Oil Corp.(a)	32,207	531,093
Frontier Oil Corp.	34,296	433,158
FX Energy Inc.(a)	15,936	44,461
Gasco Energy Inc.(a)(b)	30,756	11,995
GeoGlobal Resources Inc.(a)(b)	10,072	16,115
GeoMet Inc.(a)	5,903	10,153
GeoResources Inc.(a)	1,576	13,695
GMX Resources Inc.(a)	5,917	149,818
Goodrich Petroleum Corp.(a)	7,423	222,319
Gran Tierra Energy Inc.(a)	71,424	199,987
Gulfport Energy Corp.(a)	7,302	28,843
Harvest Natural Resources Inc.(a)	12,067	51,888
Helmerich & Payne Inc.	34,417	782,987
Hess Corp.	93,205	4,999,516
Holly Corp.	14,817	270,114
Houston American Energy Corp.	4,904	16,576

Marathon Oil Corp.	234,945	6,428,095
Mariner Energy Inc.(a)	28,292	288,578
McMoRan Exploration Co.(a)(b)	19,833	194,363
Meridian Resource Corp. (The)(a)	28,321	16,143
Murphy Oil Corp.	62,941	2,791,433
Nabors Industries Ltd.(a)	94,579	1,132,111
Newfield Exploration Co.(a)	44,460	878,085
Noble Corp.	88,634	1,957,925
Noble Energy Inc.	57,372	2,823,850
Northern Oil and Gas Inc.(a)	6,321	16,435
Occidental Petroleum Corp.	272,114	16,324,119
Oilsands Quest Inc.(a)(b)	61,286	44,739
Panhandle Oil and Gas Inc.	2,425	43,650
Parallel Petroleum Corp.(a)	13,327	26,787
Parker Drilling Co.(a)	35,512	102,985
Patterson-UTI Energy Inc.	50,661	583,108
Penn Virginia Corp.	13,661	354,913
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	83,890	1,311,201
Petroleum Development Corp.(a)	4,802	115,584
PetroQuest Energy Inc.(a)	15,005	101,434
Pioneer Drilling Co.(a)	15,842	88,240
Pioneer Natural Resources Co.	39,285	635,631
Plains Exploration & Production Co.(a)	35,438	823,579
Precision Drilling Trust	9,295	77,985
Pride International Inc.(a)	55,571	888,025
PrimeEnergy Corp.(a)	182	9,455
Quest Resource Corp.(a)	6,407	2,819
Quicksilver Resources Inc.(a)	38,165	212,579
RAM Energy Resources Inc.(a)(b)	12,016	10,574
Range Resources Corp.	51,401	1,767,680
Rex Energy Corp.(a)	4,828	14,194
Rosetta Resources Inc.(a)	16,329	115,609
Rowan Companies Inc.	36,894	586,615
SandRidge Energy Inc.(a)	34,288	210,871
Southwestern Energy Co.(a)	113,434	3,286,183
St. Mary Land & Exploration Co.	20,615	418,691
Stone Energy Corp.(a)	10,798	118,994
SulphCo Inc.(a)(b)	14,428	13,562
Sunoco Inc.	38,497	1,673,080
Swift Energy Co.(a)	9,867	165,864
Tesoro Corp.	45,416	598,129
Toreador Resources Corp.(a)	4,844	26,594
Tri-Valley Corp.(a)(b)	7,366	13,259
TXCO Resources Inc.(a)	10,844	16,158
Unit Corp.(a)	15,745	420,706
VAALCO Energy Inc.(a)	18,627	138,585
Valero Energy Corp.	175,561	3,799,140
Venoco Inc.(a)	6,468	17,528
W&T Offshore Inc.	9,685	138,689
Warren Resources Inc.(a)	18,528	36,871
Western Refining Inc.	8,623	66,914
Whiting Petroleum Corp.(a)	14,463	483,932
XTO Energy Inc.	183,202	6,461,535

		326,148,508
OIL & GAS SERVICES—1.33%
Allis-Chalmers Energy Inc.(a)	8,283	45,556
Baker Hughes Inc.	102,117	3,274,892
Basic Energy Services Inc.(a)	13,435	175,192
BJ Services Co.	96,871	1,130,485
Cal Dive International Inc.(a)	13,573	88,360
Cameron International Corp.(a)	71,676	1,469,358
CARBO Ceramics Inc.	6,473	229,986

Complete Production Services Inc.(a)	15,849	129,169
Dawson Geophysical Co.(a)	2,435	43,367
Dresser-Rand Group Inc.(a)	28,624	493,764
Dril-Quip Inc.(a)	10,027	205,654
Exterran Holdings Inc.(a)	21,781	463,935
Flotek Industries Inc.(a)(b)	8,634	21,758
FMC Technologies Inc.(a)	43,123	1,027,621
Geokinetics Inc.(a)	2,286	5,646
Global Industries Ltd.(a)(b)	37,955	132,463
Gulf Island Fabrication Inc.	4,568	65,825
Halliburton Co.	289,493	5,262,983
Helix Energy Solutions Group Inc.(a)(b)	29,705	215,064
Hercules Offshore Inc.(a)	29,307	139,208
Hornbeck Offshore Services Inc.(a)	7,326	119,707
ION Geophysical Corp.(a)	26,822	91,999
Key Energy Services Inc.(a)	41,402	182,583
Lufkin Industries Inc.	4,866	167,877
Matrix Service Co.(a)	8,575	65,770
Mitcham Industries Inc.(a)	3,404	13,514
NATCO Group Inc. Class A(a)	7,145	108,461
National Oilwell Varco Inc.(a)	137,797	3,367,759
Natural Gas Services Group Inc.(a)	3,857	39,071
Newpark Resources Inc.(a)	28,424	105,169
Oceaneering International Inc.(a)	18,100	527,434
Oil States International Inc.(a)	15,971	298,498
RPC Inc.	10,065	98,234
Schlumberger Ltd.	395,577	16,744,774
SEACOR Holdings Inc.(a)	7,076	471,615
Smith International Inc.	71,096	1,627,387
Superior Energy Services Inc.(a)	26,938	429,122
Superior Well Services Inc.(a)	4,951	49,510
T-3 Energy Services Inc.(a)	3,933	37,128
Tetra Technologies Inc.(a)	24,328	118,234
Tidewater Inc.	17,204	692,805
Trico Marine Services Inc.(a)(b)	3,739	16,713
Union Drilling Inc.(a)	4,594	23,843
Weatherford International Ltd.(a)	226,292	2,448,479
Willbros Group Inc.(a)	13,172	111,567

		42,577,539
PACKAGING & CONTAINERS—0.27%
AEP Industries Inc.(a)	2,225	39,115
Ball Corp.	32,271	1,342,151
Bemis Co. Inc.	33,609	795,861
BWAY Holding Co.(a)	2,457	19,558
Crown Holdings Inc.(a)	53,781	1,032,595
Graphic Packaging Holding Co.(a)	51,350	58,539
Greif Inc. Class A	10,911	364,755
Owens-Illinois Inc.(a)	54,872	1,499,652
Packaging Corp. of America	34,220	460,601
Pactiv Corp.(a)	42,946	1,068,496
Sealed Air Corp.	52,800	788,832
Silgan Holdings Inc.	8,621	412,170
Sonoco Products Co.	33,593	778,014

		8,660,339
PHARMACEUTICALS—6.38%
Abbott Laboratories	511,304	27,288,294
ACADIA Pharmaceuticals Inc.(a)	9,830	8,847
Accelrys Inc.(a)	8,720	38,019
Acura Pharmaceuticals Inc.(a)(b)	2,591	19,018
Adolor Corp.(a)	14,969	24,849
Akorn Inc.(a)(b)	17,364	39,937
Alexza Pharmaceuticals Inc.(a)	6,321	20,038

Alkermes Inc.(a)	33,138	352,920
Allergan Inc.	100,958	4,070,627
Allos Therapeutics Inc.(a)	18,436	112,828
Alnylam Pharmaceuticals Inc.(a)(b)	12,456	308,037
AmerisourceBergen Corp.	53,184	1,896,541
Amicus Therapeutics Inc.(a)	1,442	11,507
Amylin Pharmaceuticals Inc.(a)(b)	45,596	494,717
Ardea Biosciences Inc.(a)(b)	3,602	43,116
Array BioPharma Inc.(a)	14,848	60,134
Auxilium Pharmaceuticals Inc.(a)(b)	13,515	384,367
Biodel Inc.(a)(b)	4,686	22,587
BioForm Medical Inc.(a)	3,625	3,299
BioMarin Pharmaceutical Inc.(a)	32,297	574,887
Bristol-Myers Squibb Co.	655,364	15,237,213
Cadence Pharmaceuticals Inc.(a)	5,882	42,527
Caraco Pharmaceutical Laboratories Ltd.(a)	3,383	20,027
Cardinal Health Inc.	118,039	4,068,804
Catalyst Health Solutions Inc.(a)	11,141	271,283
Cephalon Inc.(a)(b)	22,390	1,724,926
China Sky One Medical Inc.(a)	2,446	39,112
Cubist Pharmaceuticals Inc.(a)	18,474	446,332
CV Therapeutics Inc.(a)(b)	19,365	178,352
Cypress Bioscience Inc.(a)	12,112	82,846
Dendreon Corp.(a)(b)	34,035	155,880
Depomed Inc.(a)	15,854	26,159
Discovery Laboratories Inc.(a)	26,924	30,155
DURECT Corp.(a)	24,693	83,709
Dyax Corp.(a)	18,330	66,721
Eli Lilly and Co.	330,846	13,323,168
Emergent BioSolutions Inc.(a)	5,154	134,571
Endo Pharmaceuticals Holdings Inc.(a)	40,505	1,048,269
Express Scripts Inc.(a)	69,834	3,839,473
Forest Laboratories Inc.(a)	100,634	2,563,148
Gilead Sciences Inc.(a)	305,399	15,618,105
Herbalife Ltd.	21,188	459,356
Hospira Inc.(a)	52,968	1,420,602
Idenix Pharmaceuticals Inc.(a)(b)	7,685	44,496
I-Flow Corp.(a)	6,362	30,538
Indevus Pharmaceuticals Inc.(a)	22,994	72,201
Inspire Pharmaceuticals Inc.(a)	13,725	49,410
Isis Pharmaceuticals Inc.(a)	29,317	415,715
Javelin Pharmaceuticals Inc.(a)	13,502	16,877
Jazz Pharmaceuticals Inc.(a)(b)	2,155	4,159
King Pharmaceuticals Inc.(a)	82,574	876,936
K-V Pharmaceutical Co. Class A(a)	11,157	32,132
Ligand Pharmaceuticals Inc. Class B(a)	37,770	103,490
Mannatech Inc.(b)	4,945	12,115
MannKind Corp.(a)(b)	16,913	58,012
MAP Pharmaceuticals Inc.(a)	2,151	15,014
Medarex Inc.(a)	41,515	231,654
Medco Health Solutions Inc.(a)	167,670	7,027,050
Medicines Co. (The)(a)	18,069	266,156
Medicis Pharmaceutical Corp. Class A	18,257	253,772
Medivation Inc.(a)(b)	8,830	128,653
Merck & Co. Inc.	711,412	21,626,925
MiddleBrook Pharmaceuticals Inc.(a)(b)	11,978	17,967
Mylan Inc.(a)(b)	101,005	998,939
Nabi Biopharmaceuticals(a)	19,417	65,047
NBTY Inc.(a)	18,229	285,284
Neogen Corp.(a)	4,805	120,029
Neurocrine Biosciences Inc.(a)	12,150	38,880
Noven Pharmaceuticals Inc.(a)	7,677	84,447
NPS Pharmaceuticals Inc.(a)	15,691	97,441
Obagi Medical Products Inc.(a)	6,032	44,999

Omega Protein Corp.(a)	6,076	24,365
Omnicare Inc.	35,251	978,568
Onyx Pharmaceuticals Inc.(a)	18,614	635,854
Opko Health Inc.(a)(b)	15,846	25,671
OSI Pharmaceuticals Inc.(a)	18,768	732,890
Osiris Therapeutics Inc.(a)(b)	4,793	91,834
Pain Therapeutics Inc.(a)	11,275	66,748
Par Pharmaceutical Companies Inc.(a)	11,265	151,064
Perrigo Co.	26,063	842,096
PetMed Express Inc.(a)	7,263	128,047
Pfizer Inc.	2,241,238	39,692,325
Pharmasset Inc.(a)	5,050	66,205
PharMerica Corp.(a)	10,189	159,662
POZEN Inc.(a)(b)	8,294	41,802
Progenics Pharmaceuticals Inc.(a)	8,392	86,522
Questcor Pharmaceuticals Inc.(a)	17,525	163,158
Rigel Pharmaceuticals Inc.(a)	11,322	90,576
Salix Pharmaceuticals Ltd.(a)	14,878	131,373
Schering-Plough Corp.	536,871	9,142,913
Schiff Nutrition International Inc.(a)	2,822	16,847
Sepracor Inc.(a)	36,615	402,033
Star Scientific Inc.(a)(b)	21,830	83,609
Sucampo Pharmaceuticals Inc.(a)	1,310	7,532
Synta Pharmaceuticals Corp.(a)(b)	5,848	35,790
Synutra International Inc.(a)(b)	3,699	40,763
Targacept Inc.(a)	6,030	21,467
Theravance Inc.(a)	17,078	211,596
United Therapeutics Corp.(a)	7,521	470,439
USANA Health Sciences Inc.(a)(b)	2,588	88,613
Valeant Pharmaceuticals International(a)(b)	21,363	489,213
VCA Antech Inc.(a)	28,336	563,320
ViroPharma Inc.(a)	26,176	340,812
VIVUS Inc.(a)	23,117	122,982
Warner Chilcott Ltd. Class A(a)	29,769	431,650
Watson Pharmaceuticals Inc.(a)	34,523	917,276
Wyeth	442,039	16,580,883
XenoPort Inc.(a)	8,342	209,217
Zymogenetics Inc.(a)(b)	12,321	36,963

		203,996,323
PIPELINES—0.41%
El Paso Corp.	234,870	1,839,032
Equitable Resources Inc.	43,166	1,448,219
National Fuel Gas Co.	26,682	835,947
ONEOK Inc.	34,427	1,002,514
Questar Corp.	57,804	1,889,613
Spectra Energy Corp.	209,208	3,292,934
Williams Companies Inc. (The)	194,068	2,810,105

		13,118,364
REAL ESTATE—0.06%
Avatar Holdings Inc.(a)(b)	2,149	56,991
CB Richard Ellis Group Inc. Class A(a)	71,755	309,982
Consolidated-Tomoka Land Co.	2,149	82,070
Forest City Enterprises Inc. Class A	24,239	162,401
Forestar Group Inc.(a)	11,247	107,071
FX Real Estate and Entertainment Inc.(a)	2,425	364
Grubb & Ellis Co.	12,432	15,416
Hilltop Holdings Inc.(a)	14,929	145,408
Jones Lang LaSalle Inc.	11,451	317,193
Meruelo Maddux Properties Inc.(a)	14,609	18,115
Resource Capital Corp.	7,144	27,362
St. Joe Co. (The)(a)(b)	30,453	740,617
Stratus Properties Inc.(a)(b)	1,432	17,843

Thomas Properties Group Inc.	7,470	19,347
United Capital Corp.(a)	352	6,385

		2,026,565
REAL ESTATE INVESTMENT TRUSTS—1.77%
Acadia Realty Trust	10,049	143,399
Agree Realty Corp.	2,459	44,582
Alexander’s Inc.	709	180,724
Alexandria Real Estate Equities Inc.	10,861	655,353
AMB Property Corp.	33,117	775,600
American Campus Communities Inc.	14,470	296,346
American Capital Agency Corp.(b)	3,443	73,542
Annaly Capital Management Inc.	178,972	2,840,286
Anthracite Capital Inc.(b)	20,744	46,259
Anworth Mortgage Asset Corp.	29,343	188,675
Apartment Investment and Management Co. Class A	30,213	348,960
Arbor Realty Trust Inc.(b)	4,688	13,830
Ashford Hospitality Trust Inc.	27,574	31,710
Associated Estates Realty Corp.	2,845	25,975
AvalonBay Communities Inc.	25,511	1,545,456
BioMed Realty Trust Inc.	26,840	314,565
Boston Properties Inc.	39,552	2,175,360
Brandywine Realty Trust	28,335	218,463
BRE Properties Inc. Class A(b)	15,687	438,922
Camden Property Trust	18,098	567,191
Capital Trust Inc. Class A	4,951	17,824
CapitalSource Inc.	63,886	295,153
CapLease Inc.	13,690	23,684
Capstead Mortgage Corp.	19,932	214,668
Care Investment Trust Inc.	4,581	35,686
CBL & Associates Properties Inc.(b)	22,395	145,567
Cedar Shopping Centers Inc.	13,819	97,839
Chimera Investment Corp.	38,888	134,164
Cogdell Spencer Inc.	3,553	33,256
Colonial Properties Trust	14,750	122,867
Corporate Office Properties Trust	13,902	426,791
Cousins Properties Inc.	7,481	103,612
DCT Industrial Trust Inc.	55,118	278,897
Developers Diversified Realty Corp.	39,291	191,740
DiamondRock Hospitality Co.	30,859	156,455
Digital Realty Trust Inc.	23,572	774,340
Douglas Emmett Inc.	39,629	517,555
Duke Realty Corp.	47,734	523,165
DuPont Fabros Technology Inc.	3,822	7,912
EastGroup Properties Inc.	8,527	303,391
Education Realty Trust Inc.	8,766	45,759
Entertainment Properties Trust	9,940	296,212
Equity Lifestyle Properties Inc.	7,067	271,090
Equity One Inc.(b)	10,989	194,505
Equity Residential	89,335	2,663,970
Essex Property Trust Inc.	8,395	644,316
Extra Space Storage Inc.	29,406	303,470
Federal Realty Investment Trust	19,579	1,215,464
FelCor Lodging Trust Inc.	19,744	36,329
First Industrial Realty Trust Inc.(b)	14,795	111,702
First Potomac Realty Trust	10,549	98,106
Franklin Street Properties Corp.	20,453	301,682
General Growth Properties Inc.(b)	74,682	96,340
Getty Realty Corp.	5,832	122,822
Glimcher Realty Trust	11,984	33,675
Gramercy Capital Corp.	13,176	16,865
Hatteras Financial Corp.	5,166	137,416
HCP Inc.	83,049	2,306,271
Health Care REIT Inc.	33,619	1,418,722

Healthcare Realty Trust Inc.	19,533	458,635
Hersha Hospitality Trust	17,582	52,746
Highwoods Properties Inc.	20,019	547,720
Home Properties Inc.	10,739	436,003
Hospitality Properties Trust	30,486	453,327
Host Hotels & Resorts Inc.	169,650	1,284,250
HRPT Properties Trust	72,512	244,365
Inland Real Estate Corp.	18,435	239,286
Investors Real Estate Trust	18,165	194,547
iStar Financial Inc.(b)	44,494	99,222
JER Investors Trust Inc.(b)	8,371	7,785
Kilroy Realty Corp.	10,717	358,591
Kimco Realty Corp.	71,098	1,299,671
Kite Realty Group Trust	6,427	35,734
LaSalle Hotel Properties	12,501	138,136
Lexington Realty Trust	15,916	79,580
Liberty Property Trust(b)	30,832	703,895
LTC Properties Inc.	7,454	151,167
Macerich Co. (The)(b)	24,507	445,047
Mack-Cali Realty Corp.	22,064	540,568
Maguire Properties Inc.(a)(b)	12,050	17,593
Medical Properties Trust Inc.	21,916	138,290
MFA Mortgage Investments Inc.	65,172	383,863
Mid-America Apartment Communities Inc.	8,485	315,303
Mission West Properties Inc.	6,197	47,407
Monmouth Real Estate Investment Corp. Class A	6,354	44,478
National Health Investors Inc.	7,383	202,516
National Retail Properties Inc.(b)	25,643	440,803
Nationwide Health Properties Inc.	31,810	913,583
Newcastle Investment Corp.(b)	14,980	12,583
NorthStar Realty Finance Corp.(b)	19,547	76,429
Omega Healthcare Investors Inc.	28,040	447,799
One Liberty Properties Inc.	2,557	22,502
Parkway Properties Inc.	4,991	89,838
Pennsylvania Real Estate Investment Trust	11,531	85,906
Post Properties Inc.	14,482	238,953
ProLogis	86,066	1,195,457
PS Business Parks Inc.	4,996	223,121
Public Storage	42,064	3,344,088
RAIT Financial Trust(b)	19,918	51,787
Ramco-Gershenson Properties Trust	5,997	37,061
Realty Income Corp.(b)	33,412	773,488
Redwood Trust Inc.	10,896	162,459
Regency Centers Corp.	23,314	1,088,764
Saul Centers Inc.	3,517	138,921
Senior Housing Properties Trust	37,804	677,448
Simon Property Group Inc.	74,491	3,957,707
SL Green Realty Corp.(b)	19,280	499,352
Sovran Self Storage Inc.	7,146	257,256
Strategic Hotels & Resorts Inc.	23,497	39,475
Sun Communities Inc.	5,014	70,196
Sunstone Hotel Investors Inc.	15,095	93,438
Tanger Factory Outlet Centers Inc.	10,278	386,658
Taubman Centers Inc.	17,260	439,440
UDR Inc.	43,471	599,465
Universal Health Realty Income Trust	3,720	122,425
Urstadt Biddle Properties Inc. Class A	4,609	73,421
U-Store-It Trust	18,130	80,678
Ventas Inc.	43,951	1,475,435
Vornado Realty Trust	45,247	2,730,656
Washington Real Estate Investment Trust	17,397	492,335
Weingarten Realty Investors	24,711	511,271
Winthrop Realty Trust	3,254	35,273

		56,449,676

RETAIL—6.04%
Abercrombie & Fitch Co. Class A	28,430	655,880
Advance Auto Parts Inc.	31,407	1,056,846
Aeropostale Inc.(a)	22,034	354,747
AFC Enterprises Inc.(a)	9,523	44,663
American Eagle Outfitters Inc.	56,712	530,824
America’s Car-Mart Inc.(a)	3,452	47,672
AnnTaylor Stores Corp.(a)	18,640	107,553
Aristotle Corp. (The)(a)	238	864
Asbury Automotive Group Inc.	12,132	55,443
AutoNation Inc.(a)(b)	37,894	374,393
AutoZone Inc.(a)	12,835	1,790,097
Barnes & Noble Inc.(b)	12,043	180,645
Bebe Stores Inc.	12,128	90,596
Bed Bath & Beyond Inc.(a)	85,477	2,172,825
Best Buy Co. Inc.	110,372	3,102,557
Big 5 Sporting Goods Corp.	7,272	37,887
Big Lots Inc.(a)(b)	26,848	389,028
BJ’s Restaurants Inc.(a)	5,203	56,036
BJ’s Wholesale Club Inc.(a)	19,755	676,806
Blockbuster Inc. Class A(a)(b)	61,149	77,048
Bob Evans Farms Inc.	9,828	200,786
Borders Group Inc.(a)	18,525	7,410
Brinker International Inc.	34,054	358,929
Brown Shoe Co. Inc.	13,785	116,759
Buckle Inc. (The)	7,786	169,891
Buffalo Wild Wings Inc.(a)	5,762	147,795
Build-A-Bear Workshop Inc.(a)	4,952	24,067
Burger King Holdings Inc.	26,128	623,937
Cabela’s Inc. Class A(a)(b)	12,318	71,814
Cache Inc.(a)	3,820	7,716
California Pizza Kitchen Inc.(a)	6,277	67,289
CarMax Inc.(a)(b)	73,414	578,502
Casey’s General Stores Inc.	16,892	384,631
Cash America International Inc.	9,589	262,259
Casual Male Retail Group Inc.(a)	11,300	5,876
Cato Corp. Class A	9,624	145,322
CEC Entertainment Inc.(a)	6,330	153,503
Charlotte Russe Holding Inc.(a)	7,690	49,908
Charming Shoppes Inc.(a)	39,294	95,877
Cheesecake Factory Inc. (The)(a)	21,025	212,352
Chico’s FAS Inc.(a)	57,431	240,062
Children’s Place Retail Stores Inc. (The)(a)	8,374	181,548
Chipotle Mexican Grill Inc. Class A(a)(b)	10,922	676,946
Christopher & Banks Corp.	11,316	63,370
Citi Trends Inc.(a)	4,609	67,844
CKE Restaurants Inc.	18,512	160,684
Coldwater Creek Inc.(a)(b)	19,620	55,917
Collective Brands Inc.(a)	20,788	243,635
Conn’s Inc.(a)(b)	3,794	32,173
Copart Inc.(a)(b)	20,988	570,664
Costco Wholesale Corp.	143,485	7,532,962
Cracker Barrel Old Country Store Inc.(b)	7,640	157,308
CVS Caremark Corp.	473,202	13,599,825
Darden Restaurants Inc.	46,705	1,316,147
Denny’s Corp.(a)	29,634	58,972
Dick’s Sporting Goods Inc.(a)(b)	28,590	403,405
Dillard’s Inc. Class A(b)	19,522	77,502
DineEquity Inc.(b)	5,928	68,528
Dollar Tree Inc.(a)	29,720	1,242,296
Domino’s Pizza Inc.(a)	13,748	64,753
Dress Barn Inc.(a)	14,855	159,543
DSW Inc. Class A(a)(b)	5,051	62,935

Einstein Noah Restaurant Group Inc.(a)	1,358	7,808
EZCORP Inc.(a)	13,497	205,289
Family Dollar Stores Inc.(b)	46,644	1,216,009
FGX International Holdings Ltd.(a)	3,788	52,047
Finish Line Inc. (The) Class A	15,958	89,365
First Cash Financial Services Inc.(a)	6,195	118,077
Foot Locker Inc.	50,428	370,142
Fred’s Inc.	12,544	134,973
Fuqi International Inc.(a)	3,395	21,253
GameStop Corp. Class A(a)	53,742	1,164,052
Gap Inc. (The)	160,879	2,154,170
Genesco Inc.(a)(b)	6,101	103,229
Group 1 Automotive Inc.	7,571	81,540
Haverty Furniture Companies Inc.	6,231	58,135
hhgregg Inc.(a)	2,754	23,905
Hibbett Sports Inc.(a)	9,951	156,330
Home Depot Inc.	559,528	12,880,335
Hot Topic Inc.(a)	13,830	128,204
HSN Inc.(a)	12,173	88,498
Insight Enterprises Inc.(a)	15,652	107,999
J. Crew Group Inc.(a)(b)	14,433	176,083
J.C. Penney Co. Inc.	73,630	1,450,511
Jack in the Box Inc.(a)	20,049	442,882
Jo-Ann Stores Inc.(a)	8,274	128,164
Jos. A. Bank Clothiers Inc.(a)	5,903	154,363
Kenneth Cole Productions Inc. Class A	3,369	23,853
Kohl’s Corp.(a)	102,050	3,694,210
Krispy Kreme Doughnuts Inc.(a)(b)	20,669	34,724
Landry’s Restaurants Inc.(b)	4,860	56,376
Limited Brands Inc.	90,029	903,891
Lowe’s Companies Inc.	484,044	10,416,627
Luby’s Inc.(a)	7,198	30,160
lululemon athletica inc.(a)(b)	6,042	47,913
Lumber Liquidators Inc.(a)	3,324	35,101
Macy’s Inc.	139,135	1,440,047
MarineMax Inc.(a)	5,077	17,211
McDonald’s Corp.	375,641	23,361,114
Men’s Wearhouse Inc. (The)	17,408	235,704
Movado Group Inc.	5,816	54,612
MSC Industrial Direct Co. Inc. Class A	14,862	547,367
New York & Co. Inc.(a)	7,096	16,463
99 Cents Only Stores(a)	14,826	162,048
Nordstrom Inc.	59,945	797,868
Nu Skin Enterprises Inc. Class A	15,900	165,837
O’Charley’s Inc.	7,500	15,000
Office Depot Inc.(a)	89,378	266,346
OfficeMax Inc.	24,565	187,677
O’Reilly Automotive Inc.(a)	44,454	1,366,516
P.F. Chang’s China Bistro Inc.(a)(b)	8,353	174,912
Pacific Sunwear of California Inc.(a)	22,218	35,327
Panera Bread Co. Class A(a)(b)	8,846	462,115
Pantry Inc. (The)(a)	7,308	156,757
Papa John’s International Inc.(a)	7,048	129,895
PC Connection Inc.(a)	2,752	14,090
PC Mall Inc.(a)	3,654	14,653
Penske Automotive Group Inc.	13,431	103,150
Pep Boys - Manny, Moe & Jack (The)	13,428	55,458
PetSmart Inc.	41,965	774,254
Pier 1 Imports Inc.(a)	28,121	10,405
PriceSmart Inc.	4,597	94,974
RadioShack Corp.	44,042	525,861
Red Robin Gourmet Burgers Inc.(a)	5,137	86,456
Regis Corp.	14,417	209,479
Retail Ventures Inc.(a)	8,706	30,210

Rex Stores Corp.(a)	2,735	22,071
Rite Aid Corp.(a)(b)	167,006	51,772
Ross Stores Inc.	44,048	1,309,547
Ruby Tuesday Inc.(a)	17,223	26,868
Rush Enterprises Inc. Class A(a)	10,747	92,102
Ruth’s Hospitality Group Inc.(a)	6,079	8,389
Saks Inc.(a)(b)	49,384	216,302
Sally Beauty Co. Inc.(a)	29,618	168,526
School Specialty Inc.(a)	7,060	134,987
Sears Holdings Corp.(a)(b)	18,493	718,823
Shoe Carnival Inc.(a)	2,780	26,549
Signet Jewelers Ltd.	28,071	243,376
Sonic Automotive Inc.	9,835	39,143
Sonic Corp.(a)	20,773	252,807
Stage Stores Inc.	13,672	112,794
Staples Inc.	232,959	4,174,625
Starbucks Corp.(a)	240,188	2,272,178
Steak n Shake Co. (The)(a)	8,857	52,699
Stein Mart Inc.(a)	8,608	9,727
Susser Holdings Corp.(a)	2,516	33,438
Syms Corp.(a)	2,291	20,344
Systemax Inc.	3,497	37,663
Talbots Inc. (The)(b)	7,362	17,595
Target Corp.	261,142	9,017,233
Texas Roadhouse Inc. Class A(a)	16,914	131,083
Tiffany & Co.	41,565	982,181
Tim Hortons Inc.	61,778	1,781,678
Titan Machinery Inc.(a)	2,461	34,602
TJX Companies Inc. (The)	140,175	2,883,400
Tractor Supply Co.(a)	11,252	406,647
Tuesday Morning Corp.(a)	9,647	15,725
Tween Brands Inc.(a)	8,760	37,843
Ulta Salon Cosmetics & Fragrance Inc.(a)	5,743	47,552
Under Armour Inc. Class A(a)(b)	10,915	260,214
Urban Outfitters Inc.(a)	37,994	569,150
Walgreen Co.	327,968	8,090,971
Wal-Mart Stores Inc.	743,305	41,669,678
Wendy’s/Arby’s Group Inc. Class A	130,347	643,914
Wet Seal Inc. Class A(a)	26,874	79,816
Williams-Sonoma Inc.	31,742	249,492
World Fuel Services Corp.	9,855	364,635
Yum! Brands Inc.	157,164	4,950,666
Zale Corp.(a)(b)	11,420	38,029
Zumiez Inc.(a)	5,826	43,404

		193,132,314
SAVINGS & LOANS—0.38%
Abington Bancorp Inc.	7,562	69,949
Anchor BanCorp Wisconsin Inc.	6,186	17,073
Astoria Financial Corp.	28,331	466,895
BankFinancial Corp.	7,362	75,019
Beneficial Mutual Bancorp Inc.(a)	11,374	127,958
Berkshire Hills Bancorp Inc.	3,589	110,757
Brookline Bancorp Inc.	19,871	211,626
Brooklyn Federal Bancorp Inc.	1,159	16,284
Capitol Federal Financial	7,137	325,447
Clifton Savings Bancorp Inc.	3,747	44,439
Danvers Bancorp Inc.	5,973	79,859
Dime Community Bancshares Inc.	8,386	111,534
Essa Bancorp Inc.	5,803	81,996
First Financial Holdings Inc.	3,747	75,839
First Financial Northwest Inc.	7,453	69,611
First Niagara Financial Group Inc.	39,670	641,464
First Place Financial Corp.	5,829	22,325

FirstFed Financial Corp.(a)(b)	4,850	8,488
Flagstar Bancorp Inc.(a)(b)	13,820	9,812
Flushing Financial Corp.	7,052	84,342
Fox Chase Bancorp Inc.(a)	2,199	24,189
Guaranty Financial Group Inc.(a)(b)	25,379	66,239
Home Federal Bancorp Inc.	2,278	24,420
Hudson City Bancorp Inc.	172,691	2,756,148
Investors Bancorp Inc.(a)	15,902	213,564
Kearny Financial Corp.	6,452	82,586
Meridian Interstate Bancorp Inc.(a)	3,546	32,801
NASB Financial Inc.	1,210	32,670
New York Community Bancorp Inc.	114,553	1,370,054
NewAlliance Bancshares Inc.	37,071	488,225
Northwest Bancorp Inc.	5,951	127,232
OceanFirst Financial Corp.	2,725	45,235
Oritani Financial Corp.(a)	3,790	63,862
People’s United Financial Inc.	115,487	2,059,133
Provident Financial Services Inc.	20,915	320,000
Provident New York Bancorp	13,480	167,152
Rockville Financial Inc.	2,674	37,356
Roma Financial Corp.	3,409	42,919
Sovereign Bancorp Inc.(a)	145,924	434,854
TFS Financial Corp.	28,616	369,146
United Community Financial Corp.	8,748	7,873
United Financial Bancorp Inc.	5,958	90,204
ViewPoint Financial Group	3,685	59,144
Washington Federal Inc.	29,861	446,721
Waterstone Financial Inc.(a)	2,766	9,266
Westfield Financial Inc.	9,843	101,580
WSFS Financial Corp.	2,182	104,714

		12,228,004
SEMICONDUCTORS—2.18%
Actel Corp.(a)	8,403	98,483
Advanced Analogic Technologies Inc.(a)	12,182	36,790
Advanced Micro Devices Inc.(a)	202,354	437,085
Altera Corp.	99,642	1,665,018
Amkor Technology Inc.(a)	38,044	82,936
ANADIGICS Inc.(a)	22,418	33,179
Analog Devices Inc.	95,690	1,820,024
Applied Materials Inc.	448,429	4,542,586
Applied Micro Circuits Corp.(a)	22,281	87,564
Asyst Technologies Inc.(a)	15,767	3,942
Atmel Corp.(a)	150,775	471,926
ATMI Inc.(a)	10,997	169,684
AuthenTec Inc.(a)	6,364	10,628
Axcelis Technologies Inc.(a)	32,135	16,389
Bookham Inc.(a)	33,123	14,905
Broadcom Corp. Class A(a)	171,059	2,902,871
Brooks Automation Inc.(a)	23,037	133,845
Cabot Microelectronics Corp.(a)	7,375	192,266
Cavium Networks Inc.(a)	9,899	104,038
CEVA Inc.(a)	6,426	44,982
Cirrus Logic Inc.(a)	19,290	51,697
Cohu Inc.	7,279	88,440
Cree Inc.(a)	29,267	464,467
Cypress Semiconductor Corp.(a)	49,329	220,501
Diodes Inc.(a)	9,619	58,291
DSP Group Inc.(a)	6,953	55,763
EMCORE Corp.(a)	24,287	31,573
Emulex Corp.(a)	28,059	195,852
Entegris Inc.(a)	37,896	82,992
Entropic Communications Inc.(a)	2,774	1,387
Exar Corp.(a)	11,422	76,185

Fairchild Semiconductor International Inc. Class A(a)	40,369	197,404
FormFactor Inc.(a)	15,758	230,067
Hittite Microwave Corp.(a)	6,228	183,477
Integrated Device Technology Inc.(a)	55,164	309,470
Intel Corp.	1,897,672	27,819,872
International Rectifier Corp.(a)	23,432	316,332
Intersil Corp. Class A	41,554	381,881
IPG Photonics Corp.(a)	7,384	97,321
IXYS Corp.	8,372	69,153
KLA-Tencor Corp.	56,413	1,229,239
Kopin Corp.(a)	22,441	45,780
Kulicke and Soffa Industries Inc.(a)	18,385	31,255
Lam Research Corp.(a)	41,658	886,482
Lattice Semiconductor Corp.(a)	36,604	55,272
Linear Technology Corp.	73,437	1,624,426
LSI Corp.(a)	210,257	691,746
LTX-Credence Corp.(a)	41,626	11,239
Marvell Technology Group Ltd.(a)	162,971	1,087,017
Mattson Technology Inc.(a)	16,916	23,852
MEMC Electronic Materials Inc.(a)	76,522	1,092,734
Micrel Inc.	17,456	127,603
Microchip Technology Inc.	61,538	1,201,837
Micron Technology Inc.(a)(b)	250,538	661,420
Microsemi Corp.(a)	26,714	337,665
Microtune Inc.(a)	17,088	34,860
MIPS Technologies Inc. Class A(a)	13,666	15,169
MKS Instruments Inc.(a)	16,023	236,980
Monolithic Power Systems Inc.(a)	8,319	104,903
National Semiconductor Corp.	76,106	766,387
NetLogic Microsystems Inc.(a)(b)	6,268	137,959
Novellus Systems Inc.(a)	32,269	398,199
NVIDIA Corp.(a)	184,230	1,486,736
OmniVision Technologies Inc.(a)	17,340	91,035
ON Semiconductor Corp.(a)(b)	137,681	468,115
Pericom Semiconductor Corp.(a)	8,396	46,010
Photronics Inc.(a)	13,367	26,066
PLX Technology Inc.(a)	8,898	15,305
PMC-Sierra Inc.(a)	73,963	359,460
Power Integrations Inc.	9,923	197,269
QLogic Corp.(a)(b)	44,464	597,596
Rambus Inc.(a)	34,180	544,146
Rubicon Technology Inc.(a)	3,842	16,367
Rudolph Technologies Inc.(a)	9,517	33,595
Semitool Inc.(a)	7,172	21,875
Semtech Corp.(a)	20,641	232,624
Silicon Image Inc.(a)	28,019	117,680
Silicon Laboratories Inc.(a)	15,233	377,474
SiRF Technology Holdings Inc.(a)	19,460	24,909
Skyworks Solutions Inc.(a)	52,894	293,033
Spansion Inc. Class A(a)	44,425	8,410
Standard Microsystems Corp.(a)	7,305	119,364
Supertex Inc.(a)	3,647	87,564
Techwell Inc.(a)	4,815	31,298
Teradyne Inc.(a)	58,650	247,503
Tessera Technologies Inc.(a)	15,788	187,561
Texas Instruments Inc.	438,087	6,799,110
Transmeta Corp.(a)	3,870	70,434
TriQuint Semiconductor Inc.(a)	50,290	172,998
Ultra Clean Holdings Inc.(a)	6,072	12,205
Ultratech Inc.(a)	7,373	88,181
Varian Semiconductor Equipment Associates Inc.(a)	24,389	441,929
Veeco Instruments Inc.(a)	9,865	62,544
Volterra Semiconductor Corp.(a)	9,544	68,240
Xilinx Inc.	92,286	1,644,537

Zoran Corp.(a)	15,836	108,160

		69,702,623
SOFTWARE—4.03%
ACI Worldwide Inc.(a)	11,994	190,705
Activision Blizzard Inc.(a)	197,882	1,709,700
Actuate Corp.(a)	19,398	57,418
Acxiom Corp.	19,935	161,673
Adobe Systems Inc.(a)	176,076	3,748,658
Advent Software Inc.(a)	5,953	118,881
Allscripts-Misys Healthcare Solutions Inc.	48,587	481,983
American Reprographics Co.(a)	12,048	83,131
American Software Inc. Class A	7,388	34,724
ANSYS Inc.(a)	28,320	789,845
ArcSight Inc.(a)	2,335	18,703
Autodesk Inc.(a)	73,574	1,445,729
Automatic Data Processing Inc.	171,626	6,751,767
Avid Technology Inc.(a)(b)	10,045	109,591
Blackbaud Inc.	15,722	212,247
Blackboard Inc.(a)	10,084	264,503
BMC Software Inc.(a)	62,951	1,694,011
Bottomline Technologies Inc.(a)	7,077	50,247
Broadridge Financial Solutions Inc.	46,937	588,590
CA Inc.	128,184	2,375,250
Callidus Software Inc.(a)	9,868	29,505
Cerner Corp.(a)	22,344	859,127
Citrix Systems Inc.(a)	61,506	1,449,696
CommVault Systems Inc.(a)	13,570	181,974
Computer Programs and Systems Inc.	2,710	72,628
Compuware Corp.(a)	82,700	558,225
Concur Technologies Inc.(a)	14,690	482,126
CSG Systems International Inc.(a)	11,243	196,415
Deltek Inc.(a)	2,708	12,565
DemandTec Inc.(a)	6,326	51,051
Digi International Inc.(a)	7,676	62,252
DivX Inc.(a)	7,372	38,556
Double-Take Software Inc.(a)	5,853	52,501
Dun & Bradstreet Corp. (The)	18,549	1,431,983
Ebix Inc.(a)	2,288	54,683
Eclipsys Corp.(a)	18,084	256,612
Electronic Arts Inc.(a)	104,940	1,683,238
Epicor Software Corp.(a)	18,437	88,498
EPIQ Systems Inc.(a)	12,450	208,040
Fair Isaac Corp.	16,857	284,209
FalconStor Software Inc.(a)	10,025	27,870
Fidelity National Information Services Inc.	64,265	1,045,592
Fiserv Inc.(a)	54,175	1,970,345
Global Payments Inc.	26,733	876,575
Guidance Software Inc.(a)	1,118	4,561
IMS Health Inc.	59,990	909,448
infoGROUP Inc.	10,121	47,974
Informatica Corp.(a)	29,138	400,065
InnerWorkings Inc.(a)(b)	10,992	71,998
Interactive Intelligence Inc.(a)	3,954	25,345
Intuit Inc.(a)	106,927	2,543,793
JDA Software Group Inc.(a)	8,332	109,399
Lawson Software Inc.(a)	39,399	186,751
ManTech International Corp. Class A(a)	7,145	387,188
MasterCard Inc. Class A	24,033	3,435,037
MedAssets Inc.(a)	6,972	101,791
Metavante Technologies Inc.(a)	29,655	477,742
Microsoft Corp.	2,659,606	51,702,741
MicroStrategy Inc. Class A(a)	3,377	125,388
Midway Games Inc.(a)(b)	7,352	1,397

Monotype Imaging Holdings Inc.(a)	7,084	41,087
MSC Software Corp.(a)	13,780	92,050
MSCI Inc. Class A(a)	14,570	258,763
NetSuite Inc.(a)(b)	2,647	22,341
Novell Inc.(a)	119,241	463,847
Nuance Communications Inc.(a)	65,003	673,431
Omnicell Inc.(a)	10,830	132,234
Omniture Inc.(a)(b)	20,648	219,695
OpenTV Corp. Class A(a)	29,635	36,451
OPNET Technologies Inc.(a)	4,562	44,981
Oracle Corp.(a)	1,290,556	22,881,558
Parametric Technology Corp.(a)	39,437	498,878
Paychex Inc.	107,744	2,831,512
Pegasystems Inc.	4,602	56,881
Phase Forward Inc.(a)	15,013	187,963
Phoenix Technologies Ltd.(a)	8,863	31,021
Progress Software Corp.(a)	13,540	260,780
PROS Holdings Inc.(a)	6,118	35,179
QAD Inc.	4,719	19,773
Quality Systems Inc.(b)	6,172	269,223
Quest Software Inc.(a)	24,510	308,581
Red Hat Inc.(a)	62,759	829,674
Renaissance Learning Inc.	2,603	23,401
Salesforce.com Inc.(a)	35,296	1,129,825
Schawk Inc.	4,771	54,676
SeaChange International Inc.(a)	9,543	68,805
SEI Investments Co.	44,022	691,586
Smith Micro Software Inc.(a)	9,577	53,248
Solera Holdings Inc.(a)	17,048	410,857
SPSS Inc.(a)	5,962	160,736
Sybase Inc.(a)	25,944	642,633
Synchronoss Technologies Inc.(a)	8,547	91,111
SYNNEX Corp.(a)	5,067	57,409
Take-Two Interactive Software Inc.	25,684	194,171
Taleo Corp. Class A(a)	8,915	69,804
THQ Inc.(a)	21,974	92,071
Total System Services Inc.	53,846	753,844
Trident Microsystems Inc.(a)	18,248	34,489
Ultimate Software Group Inc.(a)	7,691	112,289
Unica Corp.(a)	2,769	15,174
VeriFone Holdings Inc.(a)(b)	23,501	115,155
VMware Inc. Class A(a)	13,580	321,710
Wind River Systems Inc.(a)	23,552	212,675

		128,893,812
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	11,259	162,355

		162,355
TELECOMMUNICATIONS—5.78%
Acme Packet Inc.(a)	7,157	37,646
Adaptec Inc.(a)	37,776	124,661
ADC Telecommunications Inc.(a)(b)	38,150	208,680
ADTRAN Inc.	18,588	276,589
Airvana Inc.(a)	9,574	58,593
Alaska Communications Systems Group Inc.	13,541	127,015
Amdocs Ltd.(a)	65,492	1,197,849
American Tower Corp. Class A(a)	131,767	3,863,408
Anaren Inc.(a)	5,230	62,499
Anixter International Inc.(a)(b)	9,935	299,242
Applied Signal Technology Inc.	3,956	70,971
ARRIS Group Inc.(a)	39,152	311,258
Aruba Networks Inc.(a)	17,185	43,822
AT&T Inc.	1,968,176	56,093,016

Atheros Communications Inc.(a)	19,914	284,969
Atlantic Tele-Network Inc.	2,774	73,650
Avanex Corp.(a)	3,920	4,116
BigBand Networks Inc.(a)	9,599	52,986
Black Box Corp.	5,851	152,828
Cbeyond Inc.(a)	8,768	140,113
Centennial Communications Corp.(a)	22,119	178,279
CenturyTel Inc.	33,465	914,598
Ciena Corp.(a)	28,593	191,573
Cincinnati Bell Inc.(a)	78,621	151,739
Cisco Systems Inc.(a)	1,956,991	31,898,953
Clearwire Corp. Class A(a)(b)	22,083	108,869
CommScope Inc.(a)	23,078	358,632
Comtech Telecommunications Corp.(a)	8,363	383,193
Consolidated Communications Holdings Inc.	7,443	88,423
Corning Inc.	522,875	4,982,999
CPI International Inc.(a)	2,351	20,360
Crown Castle International Corp.(a)	94,482	1,660,994
EchoStar Corp.(a)	13,473	200,344
Embarq Corp.	49,275	1,771,929
EMS Technologies Inc.(a)	4,890	126,504
Extreme Networks Inc.(a)	26,271	61,474
FairPoint Communications Inc.(b)	29,355	96,284
FiberTower Corp.(a)	32,877	5,260
Finisar Corp.(a)	141,083	53,612
Frontier Communications Corp.	106,984	935,040
General Communication Inc. Class A(a)	17,094	138,290
GeoEye Inc.(a)	5,833	112,169
Global Crossing Ltd.(a)	8,608	68,348
Globalstar Inc.(a)(b)	18,606	3,721
Globecomm Systems Inc.(a)	6,431	35,306
Harmonic Inc.(a)	29,729	166,780
Harris Corp.	44,613	1,697,525
Harris Stratex Networks Inc.(a)	7,677	39,613
Hughes Communications Inc.(a)	2,209	35,211
Hungarian Telephone and Cable Corp.(a)	1,177	10,122
Hypercom Corp.(a)	17,024	18,386
ICO Global Communications (Holdings) Ltd.(a)	32,860	37,132
IDT Corp. Class B(a)	15,818	6,327
Infinera Corp.(a)(b)	30,572	273,925
InterDigital Inc.(a)	14,830	407,825
Iowa Telecommunications Services Inc.	11,884	169,704
iPCS Inc.(a)	5,201	35,679
Ixia(a)	13,749	79,469
JDS Uniphase Corp.(a)	72,633	265,111
Juniper Networks Inc.(a)	174,665	3,058,384
Knology Inc.(a)	8,400	43,344
Leap Wireless International Inc.(a)	17,251	463,879
Level 3 Communications Inc.(a)(b)	507,417	355,192
Loral Space & Communications Inc.(a)	3,657	53,136
MasTec Inc.(a)	13,490	156,214
MetroPCS Communications Inc.(a)(b)	80,359	1,193,331
Motorola Inc.	749,184	3,318,885
MRV Communications Inc.(a)	50,126	38,597
NETGEAR Inc.(a)	11,015	125,681
NeuStar Inc. Class A(a)	25,391	485,730
Neutral Tandem Inc.(a)	6,404	103,873
Newport Corp.(a)	11,081	75,129
NextWave Wireless Inc.(a)	11,266	1,014
NII Holdings Inc. Class B(a)	55,139	1,002,427
Novatel Wireless Inc.(a)	10,159	47,138
NTELOS Holdings Corp.	9,600	236,736
Oplink Communications Inc.(a)	7,193	61,860
Opnext Inc.(a)	6,013	10,523

ORBCOMM Inc.(a)(b)	8,437	18,224
PAETEC Holding Corp.(a)	40,657	58,546
ParkerVision Inc.(a)(b)	7,478	18,471
Plantronics Inc.	17,049	225,047
Polycom Inc.(a)	28,382	383,441
Powerwave Technologies Inc.(a)	41,524	20,762
Preformed Line Products Co.	965	44,429
Premiere Global Services Inc.(a)(b)	20,554	176,970
QUALCOMM Inc.	536,528	19,223,798
Qwest Communications International Inc.	497,070	1,809,335
RCN Corp.(a)	13,451	79,361
RF Micro Devices Inc.(a)	86,905	67,786
SAVVIS Inc.(a)(b)	11,392	78,491
SBA Communications Corp.(a)	38,654	630,833
Shenandoah Telecommunications Co.	7,392	207,346
ShoreTel Inc.(a)	11,102	49,848
Sonus Networks Inc.(a)	67,212	106,195
Sprint Nextel Corp.(a)	927,468	1,697,266
Starent Networks Corp.(a)(b)	9,792	116,819
Switch & Data Facilities Co. Inc.(a)	6,292	46,498
Sycamore Networks Inc.(a)	60,902	163,826
Symmetricom Inc.(a)	14,737	58,211
Syniverse Holdings Inc.(a)	16,991	202,873
Tekelec(a)	20,995	280,073
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	34,275	1,088,231
Tellabs Inc.(a)	133,874	551,561
TerreStar Corp.(a)	19,319	7,728
3Com Corp.(a)	129,263	294,716
tw telecom inc.(a)	49,329	417,817
United States Cellular Corp.(a)	5,889	254,640
USA Mobility Inc.(a)	7,345	84,982
UTStarcom Inc.(a)(b)	34,072	63,033
Verizon Communications Inc.	944,388	32,014,753
Viasat Inc.(a)	9,060	218,165
Virgin Media Inc.	95,797	478,027
Virgin Mobile USA Inc. Class A(a)	8,747	7,347
Vonage Holdings Corp.(a)(b)	20,671	13,643
Windstream Corp.	147,713	1,358,960

		184,722,739
TEXTILES—0.07%
Cintas Corp.	44,140	1,025,372
G&K Services Inc. Class A	7,050	142,551
Mohawk Industries Inc.(a)	18,549	797,051
UniFirst Corp.	4,694	139,365

		2,104,339
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	40,564	1,183,252
JAKKS Pacific Inc.(a)	8,799	181,523
LeapFrog Enterprises Inc.(a)	10,982	38,437
Marvel Entertainment Inc.(a)	16,737	514,663
Mattel Inc.	120,057	1,920,912
RC2 Corp.(a)	5,219	55,687

		3,894,474
TRANSPORTATION—1.88%
Alexander & Baldwin Inc.	13,771	345,101
American Commercial Lines Inc.(a)(b)	12,468	61,093
Arkansas Best Corp.(b)	7,244	218,117
Atlas Air Worldwide Holdings Inc.(a)	4,589	86,732
Bristow Group Inc.(a)	8,231	220,508
Burlington Northern Santa Fe Corp.	93,221	7,057,762

C.H. Robinson Worldwide Inc.	56,564	3,112,717
CAI International Inc.(a)	2,432	7,709
Celadon Group Inc.(a)	7,426	63,344
Con-way Inc.	14,814	394,052
CSX Corp.	134,077	4,353,480
DHT Maritime Inc.	14,959	82,873
Dynamex Inc.(a)	3,495	51,551
Eagle Bulk Shipping Inc.(b)	14,873	101,434
Expeditors International Washington Inc.	71,133	2,366,595
FedEx Corp.	102,712	6,588,975
Forward Air Corp.	9,678	234,885
Frontline Ltd.(b)	15,836	468,904
Genco Shipping & Trading Ltd.	8,227	121,760
General Maritime Corp.	15,869	171,385
Genesee & Wyoming Inc. Class A(a)	9,935	303,018
Golar LNG Ltd.	11,066	74,806
GulfMark Offshore Inc.(a)	7,538	179,329
Heartland Express Inc.	18,412	290,173
Horizon Lines Inc. Class A(b)	10,831	37,800
Hub Group Inc. Class A(a)	12,179	323,109
International Shipholding Corp.	2,176	55,118
J.B. Hunt Transport Services Inc.	26,887	706,321
Kansas City Southern Industries Inc.(a)	29,641	564,661
Kirby Corp.(a)	18,267	499,785
Knight Transportation Inc.	18,268	294,480
Knightsbridge Tankers Ltd.(b)	5,782	84,706
Landstar System Inc.	17,250	662,918
Marten Transport Ltd.(a)	4,877	92,468
Nordic American Tanker Shipping Ltd.(b)	11,101	374,659
Norfolk Southern Corp.	124,443	5,855,043
Old Dominion Freight Line Inc.(a)	9,586	272,818
Overseas Shipholding Group Inc.	7,209	303,571
Pacer International Inc.	11,359	118,474
Patriot Transportation Holding Inc.(a)	305	21,371
PHI Inc.(a)	4,605	64,516
Ryder System Inc.	18,814	729,607
Saia Inc.(a)	4,683	50,857
Ship Finance International Ltd.	14,662	162,015
TBS International Ltd.(a)	3,539	35,496
Teekay Corp.	14,398	282,921
Teekay Tankers Ltd. Class A(b)	4,625	58,738
Ultrapetrol (Bahamas) Ltd.(a)	7,730	24,659
Union Pacific Corp.	171,100	8,178,580
United Parcel Service Inc. Class B	226,426	12,489,658
Universal Truckload Services Inc.(a)	1,539	21,792
UTi Worldwide Inc.	34,070	488,564
Werner Enterprises Inc.	14,755	255,852
YRC Worldwide Inc.(a)(b)	18,324	52,590

		60,119,450
TRUCKING & LEASING—0.03%
Aircastle Ltd.	14,415	68,904
AMERCO(a)	3,499	120,820
GATX Corp.	16,023	496,232
Greenbrier Companies Inc. (The)	5,010	34,419
TAL International Group Inc.	5,093	71,811
Textainer Group Holdings Ltd.	2,325	24,645

		816,831
WATER—0.07%
American States Water Co.	6,201	204,509
American Water Works Co. Inc.	20,810	434,513
Aqua America Inc.	43,943	904,786
California Water Service Group	6,383	296,363

Connecticut Water Service Inc.	2,641	62,354
Consolidated Water Co. Ltd.(b)	4,703	58,788
Middlesex Water Co.	4,580	78,913
PICO Holdings Inc.(a)	5,904	156,928
SJW Corp.	4,854	145,329
Southwest Water Co.	7,531	24,250

		2,366,733

TOTAL COMMON STOCKS
(Cost: $4,457,980,504)		3,188,950,241

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.(a)(b)(c)	87	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	39,853,871	39,853,871
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	6,019,851	6,019,851
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	3,745,381	3,745,381

		49,619,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,619,103)		49,619,103

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $4,507,599,607)		3,238,569,344
Other Assets, Less Liabilities—(1.35)%		(43,221,979)

NET ASSETS—100.00%		$3,195,347,365

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.24%
Clear Channel Outdoor Holdings Inc. Class A(a)	2,874	$17,675
Gaiam Inc. Class A(a)	1,489	6,879
Harte-Hanks Inc.	372	2,321
Interpublic Group of Companies Inc. (The)(a)(b)	37,840	149,846
inVentiv Health Inc.(a)	2,923	33,731
Lamar Advertising Co. Class A(a)(b)	7,096	89,126
Marchex Inc. Class B	2,389	13,928
Omnicom Group Inc.	27,369	736,773

		1,050,279
AEROSPACE & DEFENSE—2.71%
AAR Corp.(a)	831	15,299
AeroVironment Inc.(a)	909	33,460
Alliant Techsystems Inc.(a)	1,341	115,004
Argon ST Inc.(a)	1,093	20,614
BE Aerospace Inc.(a)	8,432	64,842
Boeing Co. (The)	69,173	2,951,612
Curtiss-Wright Corp.	3,476	116,064
Esterline Technologies Corp.(a)	2,263	85,745
GenCorp Inc.(a)	5,664	20,844
Goodrich Corp.	11,546	427,433
HEICO Corp.	2,027	78,708
Herley Industries Inc.(a)	365	4,482
Kaman Corp.	77	1,396
L-3 Communications Holdings Inc.	8,740	644,837
LMI Aerospace Inc.(a)	529	6,015
Lockheed Martin Corp.	30,272	2,545,270
Moog Inc. Class A(a)	355	12,982
Northrop Grumman Corp.	8,076	363,743
Orbital Sciences Corp.(a)	5,296	103,431
Raytheon Co.	14,095	719,409
Rockwell Collins Inc.	14,767	577,242
Teledyne Technologies Inc.(a)	3,219	143,406
TransDigm Group Inc.(a)	3,135	105,242
Triumph Group Inc.	857	36,388
United Technologies Corp.	51,065	2,737,084

		11,930,552
AGRICULTURE—3.35%
AgFeed Industries Inc.(a)	1,670	2,689
Alico Inc.	297	12,174
Alliance One International Inc.(a)	6,366	18,716
Altria Group Inc.	144,212	2,171,833
Cadiz Inc.(a)(b)	929	11,622
Lorillard Inc.	8,438	475,481
Monsanto Co.	50,513	3,553,590
Philip Morris International Inc.	194,134	8,446,770
Tejon Ranch Co.(a)	1,087	26,892

Vector Group Ltd.(b)	3,002	40,887

		14,760,654
AIRLINES—0.12%
AirTran Holdings Inc.(a)	5,527	24,540
Allegiant Travel Co.(a)	1,096	53,233
AMR Corp.(a)	12,890	137,536
Copa Holdings SA Class A	2,012	61,004
Delta Air Lines Inc.(a)	13,437	153,988
Hawaiian Holdings Inc.(a)	3,170	20,225
UAL Corp.	5,334	58,781

		509,307
APPAREL—0.74%
American Apparel Inc.(a)	3,015	6,000
Cherokee Inc.	533	9,248
Coach Inc.(a)	31,446	653,133
Crocs Inc.(a)(b)	6,968	8,640
Deckers Outdoor Corp.(a)	1,179	94,167
G-III Apparel Group Ltd.(a)	616	3,936
Guess? Inc.	5,512	84,609
Gymboree Corp.(a)	1,818	47,432
Hanesbrands Inc.(a)	8,878	113,194
Iconix Brand Group Inc.(a)	3,572	34,934
Maidenform Brands Inc.(a)	1,176	11,936
Nike Inc. Class B	32,554	1,660,254
Perry Ellis International Inc.(a)	571	3,620
Phillips-Van Heusen Corp.	4,092	82,372
Polo Ralph Lauren Corp.	5,190	235,678
SKECHERS U.S.A. Inc. Class A(a)	243	3,115
True Religion Apparel Inc.(a)	1,514	18,834
Volcom Inc.(a)	1,693	18,454
Warnaco Group Inc. (The)(a)	4,119	80,856
Weyco Group Inc.	340	11,237
Wolverine World Wide Inc.	4,712	99,140

		3,280,789
AUTO MANUFACTURERS—0.23%
Force Protection Inc.(a)	3,230	19,315
Oshkosh Corp.	4,703	41,810
PACCAR Inc.	33,565	959,959

		1,021,084
AUTO PARTS & EQUIPMENT—0.15%
Amerigon Inc. Class A(a)	1,783	5,813
BorgWarner Inc.	9,459	205,922
Exide Technologies Inc.(a)	6,792	35,930
Fuel Systems Solutions Inc.(a)	1,094	35,839
Goodyear Tire & Rubber Co. (The)(a)	14,049	83,873
Hayes Lemmerz International Inc.(a)	1,119	504
Johnson Controls Inc.	8,194	148,803
Spartan Motors Inc.	254	1,201
Titan International Inc.	3,037	25,055
Visteon Corp.(a)	2,382	834
WABCO Holdings Inc.	5,915	93,398
Wonder Auto Technology Inc.(a)	1,387	5,437

		642,609
BANKS—0.39%
Cardinal Financial Corp.	1,414	8,046
Cass Information Systems Inc.	589	17,941
Enterprise Financial Services Corp.(b)	601	9,159
First Financial Bankshares Inc.	319	17,612

Hancock Holding Co.	219	9,956
Northern Trust Corp.	18,351	956,821
Pinnacle Financial Partners Inc.(a)	515	15,352
PrivateBancorp Inc.(b)	1,943	63,070
Signature Bank(a)	2,834	81,307
Smithtown Bancorp Inc.	222	3,559
State Street Corp.	10,367	407,734
Suffolk Bancorp	323	11,605
SVB Financial Group(a)(b)	568	14,899
SY Bancorp Inc.	208	5,720
TrustCo Bank Corp. NY	2,379	22,624
Westamerica Bancorporation	1,191	60,920

		1,706,325
BEVERAGES—3.42%
Boston Beer Co. Inc. Class A(a)	845	23,998
Brown-Forman Corp. Class B	7,085	364,807
Coca-Cola Bottling Co. Consolidated	430	19,763
Coca-Cola Co. (The)	150,721	6,823,140
Green Mountain Coffee Roasters Inc.(a)(b)	1,635	63,274
Hansen Natural Corp.(a)	6,727	225,556
National Beverage Corp.(a)	58	522
Peet’s Coffee & Tea Inc.(a)	1,389	32,294
PepsiCo Inc.	137,222	7,515,649

		15,069,003
BIOTECHNOLOGY—2.75%
Abraxis BioScience Inc.(a)	638	42,057
Acorda Therapeutics Inc.(a)	3,389	69,508
Affymax Inc.(a)	922	9,211
Affymetrix Inc.(a)	3,299	9,864
Alexion Pharmaceuticals Inc.(a)	7,144	258,541
AMAG Pharmaceuticals Inc.(a)	1,593	57,109
American Oriental Bioengineering Inc.(a)(b)	6,090	41,351
Arena Pharmaceuticals Inc.(a)	1,769	7,377
ARIAD Pharmaceuticals Inc.(a)	6,362	5,408
ArQule Inc.(a)	3,250	13,715
Biogen Idec Inc.(a)	26,754	1,274,293
BioMimetic Therapeutics Inc.(a)	1,457	13,434
Bio-Rad Laboratories Inc. Class A(a)	1,735	130,663
Cambrex Corp.(a)	1,492	6,893
Celera Corp.(a)	2,692	29,962
Celgene Corp.(a)	42,178	2,331,600
Cell Genesys Inc.(a)	8,805	1,937
Celldex Therapeutics Inc.(a)	1,400	11,088
Charles River Laboratories International Inc.(a)	2,858	74,880
Cougar Biotechnology Inc.(a)	1,399	36,374
CryoLife Inc.(a)	2,571	24,964
Cytokinetics Inc.(a)	3,553	10,126
Cytori Therapeutics Inc.(a)	1,787	6,451
Enzo Biochem Inc.(a)	2,626	12,841
Enzon Pharmaceuticals Inc.(a)	4,345	25,331
Exelixis Inc.(a)	10,047	50,436
Facet Biotech Corp.(a)	2,272	21,788
Genentech Inc.(a)	42,755	3,544,817
Genomic Health Inc.(a)	1,162	22,636
Genzyme Corp.(a)	24,601	1,632,768
Geron Corp.(a)	4,497	21,001
GTx Inc.(a)(b)	1,753	29,521
Halozyme Therapeutics Inc.(a)	5,332	29,859
Human Genome Sciences Inc.(a)	1,442	3,057
Idera Pharmaceuticals Inc.(a)	1,707	13,110
Illumina Inc.(a)	11,340	295,407

ImmunoGen Inc.(a)	5,164	22,154
Immunomedics Inc.(a)	7,734	13,148
Incyte Corp.(a)	6,946	26,325
Integra LifeSciences Holdings Corp.(a)	1,703	60,576
InterMune Inc.(a)(b)	3,139	33,211
Lexicon Pharmaceuticals Inc.(a)	2,105	2,947
Life Technologies Corp.(a)	9,574	223,170
Marshall Edwards Inc.(a)(b)	1,563	1,094
Martek Biosciences Corp.	2,961	89,748
Maxygen Inc.(a)	910	8,117
Millipore Corp.(a)	5,092	262,340
Molecular Insight Pharmaceuticals Inc.(a)	1,547	6,652
Momenta Pharmaceuticals Inc.(a)	2,275	26,390
Myriad Genetics Inc.(a)	4,149	274,913
Nanosphere Inc.(a)	1,427	6,793
Nektar Therapeutics(a)	3,500	19,460
Novavax Inc.(a)	4,715	8,911
Optimer Pharmaceuticals Inc.(a)	2,136	25,867
Orexigen Therapeutics Inc.(a)	1,794	10,011
PDL BioPharma Inc.	11,361	70,211
Protalix BioTherapeutics Inc.(a)	1,496	2,753
Regeneron Pharmaceuticals Inc.(a)	5,768	105,900
Repligen Corp.(a)	2,864	10,826
Rexahn Pharmaceuticals Inc.(a)(b)	2,394	2,131
RTI Biologics Inc.(a)	4,920	13,579
Sangamo BioSciences Inc.(a)(b)	2,993	10,416
Savient Pharmaceuticals Inc.(a)	4,753	27,520
Seattle Genetics Inc.(a)	5,526	49,402
Sequenom Inc.(a)	5,180	102,771
Vertex Pharmaceuticals Inc.(a)	13,752	417,786
XOMA Ltd.(a)	13,064	8,100

		12,112,600
BUILDING MATERIALS—0.16%
AAON Inc.	1,169	24,409
Apogee Enterprises Inc.	1,258	13,033
China Architectural Engineering Inc.(a)	1,525	3,751
Drew Industries Inc.(a)	212	2,544
Eagle Materials Inc.	3,464	63,772
Lennox International Inc.	4,236	136,780
Martin Marietta Materials Inc.(b)	3,546	344,246
Quanex Building Products Corp.	2,124	19,902
Texas Industries Inc.	2,092	72,174
Trex Co. Inc.(a)(b)	270	4,444
USG Corp.(a)	3,306	26,580

		711,635
CHEMICALS—1.61%
Aceto Corp.	79	791
Air Products and Chemicals Inc.	19,444	977,450
Airgas Inc.	7,690	299,833
Albemarle Corp.	8,491	189,349
American Vanguard Corp.	1,492	17,456
Arch Chemicals Inc.	814	21,221
Ashland Inc.	527	5,539
Balchem Corp.	1,718	42,795
Celanese Corp. Class A	11,540	143,442
CF Industries Holdings Inc.	5,189	255,091
Chemtura Corp.	1,216	1,702
Ecolab Inc.	16,011	562,787
Ferro Corp.	3,490	24,604
FMC Corp.	2,632	117,729
Huntsman Corp.	1,539	5,294

ICO Inc.(a)	925	2,923
Innophos Holdings Inc.	532	10,539
Innospec Inc.	1,251	7,368
International Flavors & Fragrances Inc.	7,345	218,293
Intrepid Potash Inc.(a)	1,767	36,701
Landec Corp.(a)	2,470	16,253
Minerals Technologies Inc.	826	33,783
Mosaic Co. (The)	14,238	492,635
NewMarket Corp.	1,202	41,962
NL Industries Inc.	336	4,502
PPG Industries Inc.	1,687	71,579
Praxair Inc.	28,821	1,710,815
Quaker Chemical Corp.	822	13,522
Rohm and Haas Co.	10,343	639,094
ShengdaTech Inc.(a)(b)	3,245	11,422
Sherwin-Williams Co. (The)	9,299	555,615
Sigma-Aldrich Corp.	6,317	266,830
Solutia Inc.(a)	6,557	29,506
Stepan Co.	260	12,217
Symyx Technologies Inc.(a)	1,488	8,839
Terra Industries Inc.	9,542	159,065
Valhi Inc.	242	2,589
W.R. Grace & Co.(a)	5,012	29,922
Zep Inc.	1,840	35,530
Zoltek Companies Inc.(a)(b)	2,555	22,969

		7,099,556
COAL—0.37%
Alpha Natural Resources Inc.(a)	6,407	103,729
Arch Coal Inc.	13,420	218,612
CONSOL Energy Inc.	16,865	482,002
Foundation Coal Holdings Inc.	4,111	57,636
International Coal Group Inc.(a)(b)	11,495	26,438
James River Coal Co.(a)	2,679	41,069
Massey Energy Co.	7,318	100,915
National Coal Corp.(a)	2,101	2,668
Patriot Coal Corp.(a)	7,022	43,887
Peabody Energy Corp.	24,925	567,044
Westmoreland Coal Co.(a)	827	9,180

		1,653,180
COMMERCIAL SERVICES—3.12%
Accenture Ltd.	54,983	1,802,893
Administaff Inc.	2,016	43,707
Advance America Cash Advance Centers Inc.	1,212	2,291
Advisory Board Co. (The)(a)	1,487	33,160
Albany Molecular Research Inc.(a)	878	8,552
Alliance Data Systems Corp.(a)	6,249	290,766
American Public Education Inc.(a)	1,086	40,388
AMN Healthcare Services Inc.(a)	2,924	24,737
Apollo Group Inc. Class A(a)	11,705	896,837
Arbitron Inc.	2,587	34,355
Bankrate Inc.(a)(b)	1,162	44,156
Bowne & Co. Inc.	244	1,435
Brinks Home Security Holdings Inc.(a)	3,734	81,849
Capella Education Co.(a)	1,348	79,208
Cardtronics Inc.(a)	922	1,189
CBIZ Inc.(a)	4,078	35,275
CDI Corp.	267	3,455
Cenveo Inc.(a)	4,444	19,776
Chemed Corp.	1,542	61,325
China Direct Inc.(a)	605	877
Coinstar Inc.(a)	2,577	50,277

Consolidated Graphics Inc.(a)	585	13,244
Corinthian Colleges Inc.(a)	7,949	130,125
Corporate Executive Board Co. (The)	3,190	70,371
Corrections Corp. of America(a)	10,114	165,465
CorVel Corp.(a)	829	18,221
CoStar Group Inc.(a)(b)	1,819	59,918
CRA International Inc.(a)	609	16,400
Cross Country Healthcare Inc.(a)	643	5,652
Deluxe Corp.	2,401	35,919
DeVry Inc.	5,655	324,654
Dollar Financial Corp.(a)	2,259	23,268
DynCorp International Inc.(a)	287	4,354
Emergency Medical Services Corp. Class A(a)	347	12,704
Equifax Inc.	6,447	170,974
ExlService Holdings Inc.(a)	1,489	12,761
Exponent Inc.(a)	896	26,952
Forrester Research Inc.(a)	1,432	40,397
FTI Consulting Inc.(a)	4,608	205,885
Gartner Inc.(a)	5,332	95,070
Genpact Ltd.(a)	5,256	43,204
GEO Group Inc. (The)(a)	4,642	83,695
Global Cash Access Inc.(a)	2,304	5,115
Grand Canyon Education Inc.(a)	866	16,263
H&R Block Inc.	29,866	678,556
Hackett Group Inc. (The)(a)	3,766	10,997
Healthcare Services Group Inc.	4,050	64,517
Heartland Payment Systems Inc.	2,268	39,690
Hertz Global Holdings Inc.(a)	1,551	7,864
Hewitt Associates Inc. Class A(a)	9,016	255,874
Hill International Inc.(a)	2,095	14,749
Hillenbrand Inc.	5,626	93,842
HMS Holdings Corp.(a)	2,319	73,095
Hudson Highland Group Inc.(a)	2,080	6,968
Huron Consulting Group Inc.(a)	1,958	112,135
ICF International Inc.(a)	20	491
ICT Group Inc.(a)	341	1,562
Integrated Electrical Services Inc.(a)	44	385
Interactive Data Corp.	1,531	37,754
Iron Mountain Inc.(a)	16,447	406,734
ITT Educational Services Inc.(a)	3,581	340,123
K12 Inc.(a)	530	9,937
Kendle International Inc.(a)	1,128	29,012
Kenexa Corp.(a)	1,541	12,297
Kforce Inc.(a)	335	2,573
Korn/Ferry International(a)	296	3,380
Landauer Inc.	463	33,938
Learning Tree International Inc.(a)	839	7,148
LECG Corp.(a)	905	6,073
Lender Processing Services Inc.	2,027	59,695
Lincoln Educational Services Corp.(a)	290	3,842
Manpower Inc.	563	19,136
MAXIMUS Inc.	236	8,286
McGrath RentCorp	1,461	31,207
McKesson Corp.	18,400	712,632
Michael Baker Corp.(a)	56	2,067
Midas Inc.(a)	1,201	12,598
Monro Muffler Brake Inc.	71	1,810
Monster Worldwide Inc.(a)	10,863	131,334
Morningstar Inc.(a)	1,465	52,007
Multi-Color Corp.	802	12,688
National Research Corp.	70	2,027
Navigant Consulting Inc.(a)	4,388	69,638
Net 1 UEPS Technologies Inc.(a)	4,090	56,033

Odyssey Marine Exploration Inc.(a)	3,491	11,241
PAREXEL International Corp.(a)	5,258	51,055
Pharmaceutical Product Development Inc.	9,906	287,373
PharmaNet Development Group Inc.(a)	245	223
Pre-Paid Legal Services Inc.(a)	700	26,103
PRG-Schultz International Inc.(a)	1,403	5,724
Princeton Review Inc. (The)(a)	1,196	5,896
Protection One Inc.(a)	531	2,538
Providence Service Corp. (The)(a)	820	1,189
Quanta Services Inc.(a)	14,149	280,150
Resources Connection Inc.(a)	4,110	67,322
RiskMetrics Group Inc.(a)	1,991	29,646
Robert Half International Inc.	13,227	275,386
Rollins Inc.	3,860	69,789
RSC Holdings Inc.(a)(b)	4,349	37,053
SAIC Inc.(a)	2,860	55,713
Sotheby’s Holdings Inc. Class A	6,129	54,487
Spherion Corp.(a)	2,355	5,205
Standard Parking Corp.(a)	540	10,444
Steiner Leisure Ltd.(a)	838	24,738
Strayer Education Inc.	1,313	281,520
SuccessFactors Inc.(a)	2,065	11,853
Team Inc.(a)	1,709	47,339
TeleTech Holdings Inc.(a)	3,515	29,350
Ticketmaster Entertainment Inc.(a)	399	2,562
TNS Inc.(a)	2,019	18,958
Tree.com Inc.(a)	56	146
TrueBlue Inc.(a)	348	3,330
Universal Technical Institute Inc.(a)	793	13,616
Valassis Communications Inc.(a)	2,020	2,666
Visa Inc. Class A	41,211	2,161,517
VistaPrint Ltd.(a)(b)	4,045	75,277
Watson Wyatt Worldwide Inc.	2,603	124,475
Weight Watchers International Inc.	2,894	85,141
Western Union Co.	68,300	979,422
Wright Express Corp.(a)	3,348	42,185

		13,742,445
COMPUTERS—7.31%
Affiliated Computer Services Inc. Class A(a)	2,292	105,317
Apple Inc.(a)	81,144	6,925,640
Brocade Communications Systems Inc.(a)	4,762	13,334
CACI International Inc. Class A(a)	572	25,791
Cognizant Technology Solutions Corp.(a)	26,536	479,240
Cogo Group Inc.(a)	1,907	9,268
Compellent Technologies Inc.(a)	1,237	12,036
Cray Inc.(a)	1,457	3,031
Data Domain Inc.(a)(b)	2,970	55,836
Dell Inc.(a)	167,127	1,711,380
Diebold Inc.	4,988	140,113
Digimarc Corp.(a)	394	3,948
DST Systems Inc.(a)	3,060	116,219
Echelon Corp.(a)	2,587	21,084
EMC Corp.(a)	132,854	1,390,981
FactSet Research Systems Inc.	3,997	176,827
Furmanite Corp.(a)	2,408	12,979
Hewlett-Packard Co.	226,900	8,234,201
iGATE Corp.(a)	1,791	11,659
IHS Inc. Class A(a)	4,044	151,326
Immersion Corp.(a)	1,449	8,535
Integral Systems Inc.(a)	1,698	20,461
International Business Machines Corp.	126,410	10,638,666
Isilon Systems Inc.(a)(b)	2,279	7,498

Jack Henry & Associates Inc.	6,499	126,146
Limelight Networks Inc.(a)	981	2,403
Magma Design Automation Inc.(a)	3,230	3,295
Manhattan Associates Inc.(a)	2,280	36,047
Maxwell Technologies Inc.(a)	1,697	8,604
Mentor Graphics Corp.(a)	556	2,875
MICROS Systems Inc.(a)	7,364	120,180
MTS Systems Corp.	564	15,025
NCI Inc. Class A(a)	588	17,716
NCR Corp.(a)	13,141	185,814
Ness Technologies Inc.(a)	269	1,151
NetApp Inc.(a)	31,554	440,809
Netezza Corp.(a)	3,553	23,592
NetScout Systems Inc.(a)	2,294	19,774
Palm Inc.(a)(b)	8,266	25,377
Quantum Corp.(a)	10,531	3,791
Rackable Systems Inc.(a)	269	1,060
Radiant Systems Inc.(a)	2,287	7,707
Rimage Corp.(a)	215	2,883
Riverbed Technology Inc.(a)	5,045	57,463
SanDisk Corp.(a)	4,053	38,909
Seagate Technology	21,331	94,496
Sigma Designs Inc.(a)(b)	2,019	19,180
SRA International Inc. Class A(a)	2,025	34,931
STEC Inc.(a)	2,845	12,120
Stratasys Inc.(a)	1,748	18,791
Super Micro Computer Inc.(a)	1,726	10,926
Sykes Enterprises Inc.(a)	3,176	60,725
Synaptics Inc.(a)	3,171	52,512
Syntel Inc.	1,125	26,010
Teradata Corp.(a)	8,285	122,867
3D Systems Corp.(a)	1,795	14,252
3PAR Inc.(a)	2,419	18,457
Tyler Technologies Inc.(a)	3,638	43,583
Unisys Corp.(a)	17,839	15,163
Virtusa Corp.(a)	279	1,574
Western Digital Corp.(a)	20,602	235,893

		32,197,471
COSMETICS & PERSONAL CARE—2.48%
Alberto-Culver Co.	959	23,505
Avon Products Inc.	39,388	946,494
Bare Escentuals Inc.(a)	5,530	28,922
Chattem Inc.(a)(b)	1,466	104,863
Colgate-Palmolive Co.	46,744	3,203,834
Estee Lauder Companies Inc. (The) Class A	9,022	279,321
Inter Parfums Inc.	43	330
Procter & Gamble Co. (The)	102,929	6,363,071

		10,950,340
DISTRIBUTION & WHOLESALE—0.37%
Beacon Roofing Supply Inc.(a)	1,835	25,470
BMP Sunstone Corp.(a)(b)	2,301	12,817
Central European Distribution Corp.(a)	3,726	73,402
Chindex International Inc.(a)	952	7,568
Fastenal Co.(b)	11,885	414,192
Houston Wire & Cable Co.(b)	1,790	16,665
LKQ Corp.(a)	12,299	143,406
MWI Veterinary Supply Inc.(a)	910	24,534
Owens & Minor Inc.	3,445	129,704
Pool Corp.	3,516	63,183
ScanSource Inc.(a)	1,720	33,144
Tech Data Corp.(a)	642	11,453

W.W. Grainger Inc.	7,059	556,532
Watsco Inc.	1,145	43,968
WESCO International Inc.(a)	2,855	54,902

		1,610,940
DIVERSIFIED FINANCIAL SERVICES—2.06%
Affiliated Managers Group Inc.(a)	3,754	157,368
American Express Co.	77,742	1,442,114
Asset Acceptance Capital Corp.(a)	1,120	5,723
BGC Partners Inc. Class A	2,280	6,293
BlackRock Inc.	1,161	155,748
Broadpoint Securities Group Inc.(a)	345	1,025
Charles Schwab Corp. (The)	86,027	1,391,057
CME Group Inc.	4,344	904,030
Cohen & Steers Inc.	918	10,089
Credit Acceptance Corp.(a)(b)	350	4,795
Diamond Hill Investment Group Inc.	211	13,715
Doral Financial Corp.(a)	19	142
Duff & Phelps Corp. Class A(a)	928	17,743
E*TRADE Financial Corp.(a)	6,748	7,760
Eaton Vance Corp.	9,578	201,234
Epoch Holding Corp.	646	4,903
FCStone Group Inc.(a)	2,056	9,108
Federal Home Loan Mortgage Corp.(b)	53,846	39,308
Federated Investors Inc. Class B	8,172	138,597
First Marblehead Corp. (The)(a)(b)	2,404	3,101
Franklin Resources Inc.	7,516	479,370
GAMCO Investors Inc. Class A	249	6,803
GFI Group Inc.	6,651	23,545
GLG Partners Inc.(b)	4,430	10,056
Goldman Sachs Group Inc. (The)	4,337	365,999
Greenhill & Co. Inc.	1,588	110,795
Interactive Brokers Group Inc. Class A(a)	3,736	66,837
IntercontinentalExchange Inc.(a)	6,499	535,778
International Assets Holding Corp.(a)(b)	346	2,969
Invesco Ltd.	4,418	63,796
Investment Technology Group Inc.(a)	3,584	81,428
Janus Capital Group Inc.	13,753	110,437
KBW Inc.(a)	60	1,380
Knight Capital Group Inc. Class A(a)	1,099	17,749
Landenburg Thalmann Financial Services Inc.(a)	8,216	5,916
Lazard Ltd. Class A	7,063	210,054
MF Global Ltd.(a)	4,424	9,025
Morgan Stanley	5,910	94,796
NASDAQ OMX Group Inc. (The)(a)	6,708	165,755
NewStar Financial Inc.(a)	584	2,330
NYSE Euronext Inc.	14,653	401,199
optionsXpress Holdings Inc.	3,752	50,127
Portfolio Recovery Associates Inc.(a)(b)	895	30,287
Pzena Investment Management Inc. Class A(b)	809	3,414
SLM Corp.(a)	38,293	340,808
Stifel Financial Corp.(a)	182	8,345
T. Rowe Price Group Inc.	23,981	849,887
TD Ameritrade Holding Corp.(a)	22,396	319,143
TradeStation Group Inc.(a)	3,037	19,589
U.S. Global Investors Inc. Class A	927	4,533
Waddell & Reed Financial Inc. Class A	7,885	121,902
Westwood Holdings Group Inc.	367	10,426
World Acceptance Corp.(a)	1,468	29,008

		9,067,339
ELECTRIC—1.75%
AES Corp. (The)(a)	61,681	508,251

Allegheny Energy Inc.	15,422	522,189
Calpine Corp.(a)	32,756	238,464
CenterPoint Energy Inc.	19,260	243,061
Constellation Energy Group Inc.	15,070	378,106
DPL Inc.	829	18,934
EnerNOC Inc.(a)(b)	258	1,920
Entergy Corp.	12,457	1,035,550
Exelon Corp.	30,189	1,678,810
ITC Holdings Corp.	4,570	199,618
Mirant Corp.(a)	9,199	173,585
NRG Energy Inc.(a)	8,126	189,580
NV Energy Inc.	5,590	55,285
Ormat Technologies Inc.	1,679	53,510
Pike Electric Corp.(a)	532	6,544
PPL Corp.	34,390	1,055,429
Public Service Enterprise Group Inc.	46,852	1,366,673
Synthesis Energy Systems Inc.(a)	1,087	739
U.S. Geothermal Inc.(a)	5,603	4,650

		7,730,898
ELECTRICAL COMPONENTS & EQUIPMENT—0.94%
Advanced Battery Technologies Inc.(a)	3,786	10,071
Advanced Energy Industries Inc.(a)	607	6,040
American Superconductor Corp.(a)(b)	4,016	65,501
AMETEK Inc.	9,850	297,568
Beacon Power Corp.(a)(b)	7,992	4,236
Belden Inc.	1,190	24,847
Capstone Turbine Corp.(a)(b)	13,202	11,090
China BAK Battery Inc.(a)(b)	1,958	3,172
Coleman Cable Inc.(a)	636	2,881
Emerson Electric Co.	71,873	2,631,271
Energizer Holdings Inc.(a)	5,346	289,432
Energy Conversion Devices Inc.(a)	4,091	103,134
EnerSys Inc.(a)	805	8,855
Fushi Copperweld Inc.(a)	1,253	6,603
General Cable Corp.(a)	4,747	83,974
GrafTech International Ltd.(a)	8,897	74,023
Graham Corp.	973	10,528
Harbin Electric Inc.(a)(b)	538	4,299
Hubbell Inc. Class B	2,269	74,151
Insteel Industries Inc.	209	2,360
Littelfuse Inc.(a)	865	14,359
Medis Technologies Ltd.(a)(b)	1,998	899
Molex Inc.	3,494	50,628
Orion Energy Systems Inc.(a)(b)	828	4,479
Powell Industries Inc.(a)	624	18,108
Power-One Inc.(a)	376	447
PowerSecure International Inc.(a)	1,507	4,958
SunPower Corp. Class A(a)(b)	7,649	283,013
Ultralife Corp.(a)	1,153	15,462
Universal Display Corp.(a)	2,630	24,853
Valence Technology Inc.(a)(b)	3,221	5,862
Vicor Corp.	1,707	11,283

		4,148,387
ELECTRONICS—1.01%
Agilent Technologies Inc.(a)	33,717	526,997
American Science and Engineering Inc.	834	61,683
Amphenol Corp. Class A	16,084	385,694
Analogic Corp.	1,198	32,681
Arrow Electronics Inc.(a)	807	15,204
Avnet Inc.(a)	6,219	113,248

AVX Corp.	199	1,580
Axsys Technologies Inc.(a)	828	45,424
Badger Meter Inc.	1,208	35,056
Bel Fuse Inc. Class B	43	912
Benchmark Electronics Inc.(a)	1,177	15,030
China Security & Surveillance Technology Inc.(a)(b)	2,712	12,014
Cogent Inc.(a)	2,119	28,755
Cymer Inc.(a)(b)	638	13,979
Daktronics Inc.	3,162	29,596
Dionex Corp.(a)	1,733	77,725
Dolby Laboratories Inc. Class A(a)	4,623	151,449
FARO Technologies Inc.(a)	1,494	25,189
FLIR Systems Inc.(a)(b)	12,684	389,145
Garmin Ltd.	11,112	213,017
Gentex Corp.	13,158	116,185
ICx Technologies Inc.(a)(b)	929	7,348
II-VI Inc.(a)	2,268	43,296
Itron Inc.(a)	3,149	200,717
Jabil Circuit Inc.	9,123	61,580
L-1 Identity Solutions Inc.(a)	648	4,368
LaBarge Inc.(a)	950	13,632
Mettler-Toledo International Inc.(a)	3,181	214,399
Multi-Fineline Electronix Inc.(a)	648	7,575
National Instruments Corp.	5,227	127,330
NVE Corp.(a)(b)	369	9,642
OSI Systems Inc.(a)	1,149	15,914
OYO Geospace Corp.(a)	310	5,416
Park Electrochemical Corp.	1,488	28,212
PerkinElmer Inc.	4,756	66,156
Plexus Corp.(a)	3,510	59,494
Rofin-Sinar Technologies Inc.(a)	2,671	54,969
Sanmina-SCI Corp.(a)	14,967	7,034
Sonic Solutions Inc.(a)	548	964
Taser International Inc.(a)	6,125	32,340
Technitrol Inc.	263	915
Thermo Fisher Scientific Inc.(a)	13,061	444,988
Trimble Navigation Ltd.(a)	11,295	244,085
TTM Technologies Inc.(a)	347	1,808
Varian Inc.(a)	2,579	86,422
Waters Corp.(a)	9,248	338,939
Woodward Governor Co.	4,383	100,897

		4,469,003
ENERGY - ALTERNATE SOURCES—0.22%
Akeena Solar Inc.(a)	1,840	3,165
Ascent Solar Technologies Inc.(a)	602	2,264
Aventine Renewable Energy Holdings Inc.(a)	1,504	978
Clean Energy Fuels Corp.(a)(b)	2,008	12,128
Comverge Inc.(a)	1,831	8,972
Covanta Holding Corp.(a)	11,152	244,898
Ener1 Inc.(a)(b)	3,687	26,362
Evergreen Energy Inc.(a)(b)	7,655	2,220
Evergreen Solar Inc.(a)(b)	13,224	42,185
First Solar Inc.(a)	4,117	567,981
FuelCell Energy Inc.(a)	5,768	22,380
GreenHunter Energy Inc.(a)(b)	331	1,629
GT Solar International Inc.(a)	1,846	5,335
Headwaters Inc.(a)	569	3,841
Pacific Ethanol Inc.(a)(b)	2,004	882
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	5,758	4,894

		950,114

ENGINEERING & CONSTRUCTION—0.60%
AECOM Technology Corp.(a)	8,316	255,551
EMCOR Group Inc.(a)	2,367	53,092
ENGlobal Corp.(a)	2,410	7,832
Fluor Corp.	16,381	735,015
Foster Wheeler Ltd.(a)	12,314	287,901
Jacobs Engineering Group Inc.(a)	11,256	541,414
KBR Inc.	12,859	195,457
Layne Christensen Co.(a)	348	8,355
McDermott International Inc.(a)	21,015	207,628
Orion Marine Group Inc.(a)	1,996	19,281
Perini Corp.(a)	1,834	42,879
Shaw Group Inc. (The)(a)	7,562	154,794
Stanley Inc.(a)	887	32,127
Sterling Construction Co. Inc.(a)	651	12,070
URS Corp.(a)	1,414	57,649
VSE Corp.	335	13,142

		2,624,187
ENTERTAINMENT—0.24%
Bally Technologies Inc.(a)	4,971	119,453
Cinemark Holdings Inc.	1,135	8,433
Dover Downs Gaming & Entertainment Inc.	1,231	3,915
Dover Motorsports Inc.	1,412	1,836
DreamWorks Animation SKG Inc. Class A(a)	7,282	183,943
Elixir Gaming Technologies Inc.(a)	5,589	727
Great Wolf Resorts Inc.(a)	271	417
International Game Technology Inc.	28,624	340,339
Macrovision Solutions Corp.(a)	576	7,286
National CineMedia Inc.	4,096	41,533
Penn National Gaming Inc.(a)	6,166	131,829
Ricks Cabaret International Inc.(a)(b)	563	2,246
Scientific Games Corp. Class A(a)	5,820	102,083
Shuffle Master Inc.(a)	5,353	26,551
Vail Resorts Inc.(a)(b)	2,646	70,384
Warner Music Group Corp.	1,719	5,191

		1,046,166
ENVIRONMENTAL CONTROL—0.46%
American Ecology Corp.	1,472	29,779
Calgon Carbon Corp.(a)	3,753	57,646
Casella Waste Systems Inc. Class A(a)	1,168	4,765
Clean Harbors Inc.(a)	1,797	114,002
Darling International Inc.(a)	7,327	40,225
Energy Recovery Inc.(a)(b)	903	6,845
EnergySolutions Inc.	2,979	16,831
Fuel Tech Inc.(a)(b)	1,790	18,956
Metalico Inc.(a)(b)	2,003	3,105
Met-Pro Corp.	1,406	18,728
Mine Safety Appliances Co.	1,063	25,416
Nalco Holding Co.	11,937	137,753
Rentech Inc.(a)	13,734	9,339
Republic Services Inc.	13,183	326,807
Stericycle Inc.(a)	7,974	415,286
Tetra Tech Inc.(a)	5,534	133,646
Waste Connections Inc.(a)	7,356	232,229
Waste Management Inc.	12,802	424,258

		2,015,616
FOOD—1.10%
American Dairy Inc.(a)	569	8,558
Arden Group Inc. Class A	101	12,726
Calavo Growers Inc.	916	10,534

Cal-Maine Foods Inc.	1,177	33,780
Campbell Soup Co.	9,515	285,545
Dean Foods Co.(a)	9,623	172,925
Diamond Foods Inc.(b)	1,460	29,419
Flowers Foods Inc.	4,378	106,648
General Mills Inc.	2,606	158,314
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,160	7,273
H.J. Heinz Co.	16,140	606,864
Hain Celestial Group Inc.(a)	355	6,777
Hershey Co. (The)	7,155	248,565
HQ Sustainable Maritime Industries Inc.(a)	597	4,675
J.M. Smucker Co. (The)	2,120	91,923
Kellogg Co.	13,196	578,645
Kroger Co. (The)	26,924	711,063
Lance Inc.	651	14,934
Lifeway Foods Inc.(a)(b)	379	3,403
M&F Worldwide Corp.(a)	36	556
McCormick & Co. Inc. NVS	3,816	121,578
Ralcorp Holdings Inc.(a)	585	34,164
Ruddick Corp.	244	6,747
Sanderson Farms Inc.	295	10,195
Smart Balance Inc.(a)	4,378	29,770
Spartan Stores Inc.	261	6,068
Sysco Corp.	55,357	1,269,890
Tootsie Roll Industries Inc.	828	21,205
Tyson Foods Inc. Class A	2,860	25,054
United Natural Foods Inc.(a)	1,185	21,117
Whole Foods Market Inc.(b)	13,130	123,947
Winn-Dixie Stores Inc.(a)	2,875	46,287
Zhongpin Inc.(a)	1,708	20,496

		4,829,645
FOREST PRODUCTS & PAPER—0.08%
Clearwater Paper Corp.(a)	356	2,987
Deltic Timber Corp.	967	44,240
Plum Creek Timber Co. Inc.	5,188	180,231
Potlatch Corp.	1,246	32,408
Rayonier Inc.	877	27,494
Rock-Tenn Co. Class A	1,398	47,784
Xerium Technologies Inc.(a)	2,460	1,624

		336,768
GAS—0.01%
Energen Corp.	1,206	35,372

		35,372
HAND & MACHINE TOOLS—0.05%
Franklin Electric Co. Inc.	1,225	34,435
Kennametal Inc.	1,469	32,597
K-Tron International Inc.(a)	250	19,975
Lincoln Electric Holdings Inc.	2,731	139,090
Raser Technologies Inc.(a)	2,627	9,799
Thermadyne Holdings Corp.(a)	276	1,896

		237,792
HEALTH CARE - PRODUCTS—4.89%
Abaxis Inc.(a)	2,083	33,390
ABIOMED Inc.(a)	3,207	52,659
Accuray Inc.(a)(b)	3,254	16,791
Advanced Medical Optics Inc.(a)	4,068	26,889
Align Technology Inc.(a)	5,602	49,017
Alphatec Holdings Inc.(a)	2,296	5,396
American Medical Systems Holdings Inc.(a)	6,659	59,864

AngioDynamics Inc.(a)	844	11,554
ArthroCare Corp.(a)(b)	2,331	11,119
Atrion Corp.	167	16,216
Baxter International Inc.	57,751	3,094,876
Beckman Coulter Inc.	4,642	203,969
Becton, Dickinson and Co.	22,495	1,538,433
Boston Scientific Corp.(a)	8,812	68,205
Bruker Corp.(a)	4,625	18,685
C.R. Bard Inc.	9,171	772,748
CardioNet Inc.(a)	361	8,899
Cepheid Inc.(a)	5,211	54,090
Clinical Data Inc.(a)	916	8,152
Columbia Laboratories Inc.(a)	4,309	5,472
Conceptus Inc.(a)(b)	2,888	43,955
CONMED Corp.(a)	240	5,746
Cyberonics Inc.(a)	2,122	35,162
Cynosure Inc. Class A(a)	963	8,792
Datascope Corp.	1,141	59,606
DENTSPLY International Inc.(b)	13,681	386,351
DexCom Inc.(a)	2,366	6,530
Edwards Lifesciences Corp.(a)	5,024	276,069
ev3 Inc.(a)	1,218	7,430
Exactech Inc.(a)	617	10,390
Gen-Probe Inc.(a)	4,934	211,373
Haemonetics Corp.(a)	2,371	133,961
Hansen Medical Inc.(a)(b)	1,514	10,931
Henry Schein Inc.(a)	7,734	283,760
Hill-Rom Holdings Inc.	882	14,518
Hologic Inc.(a)	11,655	152,331
ICU Medical Inc.(a)	486	16,106
IDEXX Laboratories Inc.(a)	5,525	199,342
Immucor Inc.(a)	6,450	171,441
Insulet Corp.(a)	1,703	13,147
Intuitive Surgical Inc.(a)	3,555	451,449
Invacare Corp.	558	8,660
Inverness Medical Innovations Inc.(a)	3,544	67,017
IRIS International Inc.(a)	1,706	23,782
Johnson & Johnson	68,221	4,081,662
Kensey Nash Corp.(a)	822	15,955
Kinetic Concepts Inc.(a)	5,189	99,525
Luminex Corp.(a)	3,813	81,446
Masimo Corp.(a)	4,327	129,074
Medical Action Industries Inc.(a)	272	2,720
Medtronic Inc.	103,373	3,247,980
Mentor Corp.	3,202	99,038
Meridian Bioscience Inc.	3,778	96,226
Merit Medical Systems Inc.(a)	2,559	45,883
Metabolix Inc.(a)	1,981	25,198
Microvision Inc.(a)	7,560	12,701
Micrus Endovascular Corp.(a)	1,682	19,528
Natus Medical Inc.(a)	2,557	33,113
NuVasive Inc.(a)	3,275	113,479
NxStage Medical Inc.(a)(b)	1,733	4,627
OraSure Technologies Inc.(a)	3,839	14,128
Orthofix International NV(a)	543	8,324
Orthovita Inc.(a)	6,068	20,571
Patterson Companies Inc.(a)	11,108	208,275
PSS World Medical Inc.(a)(b)	5,601	105,411
Quidel Corp.(a)	2,822	36,884
ResMed Inc.(a)	7,068	264,909
Sirona Dental Systems Inc.(a)	1,441	15,130
Somanetics Corp.(a)	1,169	19,300
SonoSite Inc.(a)	1,436	27,399

Spectranetics Corp.(a)	2,629	6,862
St. Jude Medical Inc.(a)	31,197	1,028,253
Stereotaxis Inc.(a)(b)	2,284	10,050
Steris Corp.	5,500	131,395
Stryker Corp.	28,381	1,133,821
SurModics Inc.(a)(b)	1,426	36,035
Symmetry Medical Inc.(a)	923	7,356
Synovis Life Technologies Inc.(a)	1,148	21,514
TECHNE Corp.	3,572	230,465
Thoratec Corp.(a)	4,959	161,118
TomoTherapy Inc.(a)	3,518	8,373
TranS1 Inc.(a)	1,134	8,176
Varian Medical Systems Inc.(a)	11,539	404,327
Vision-Sciences Inc.(a)(b)	1,501	2,297
Vital Images Inc.(a)	665	9,250
VNUS Medical Technologies Inc.(a)	1,177	19,091
Volcano Corp.(a)	4,329	64,935
West Pharmaceutical Services Inc.	2,954	111,573
Wright Medical Group Inc.(a)	3,432	70,116
Zimmer Holdings Inc.(a)	14,374	580,997
Zoll Medical Corp.(a)	1,840	34,758

		21,563,521
HEALTH CARE - SERVICES—1.26%
Aetna Inc.	28,624	815,784
Air Methods Corp.(a)	878	14,039
Alliance Imaging Inc.(a)	2,099	16,729
Almost Family Inc.(a)	581	26,133
Amedisys Inc.(a)	2,510	103,763
Assisted Living Concepts Inc.(a)	2,685	11,143
athenahealth Inc.(a)	1,978	74,412
Bio-Reference Laboratories Inc.(a)	1,120	29,378
Capital Senior Living Corp.(a)	554	1,651
Centene Corp.(a)	311	6,130
Community Health Systems Inc.(a)	2,000	29,160
Covance Inc.(a)	5,747	264,534
Coventry Health Care Inc.(a)	2,858	42,527
DaVita Inc.(a)	8,005	396,808
Emeritus Corp.(a)	1,775	17,803
Ensign Group Inc. (The)	2	33
Five Star Quality Care Inc.(a)	219	335
Genoptix Inc.(a)	806	27,468
Gentiva Health Services Inc.(a)	1,114	32,596
Health Management Associates Inc. Class A(a)	14,630	26,188
Health Net Inc.(a)	550	5,989
Healthways Inc.(a)	3,002	34,463
Humana Inc.(a)	8,820	328,810
IPC The Hospitalist Co. Inc.(a)	542	9,122
Laboratory Corp. of America Holdings(a)	10,238	659,430
LHC Group Inc.(a)	1,404	50,544
Life Sciences Research Inc.(a)	828	7,783
Lincare Holdings Inc.(a)	6,094	164,111
National Healthcare Corp.	638	32,308
NightHawk Radiology Holdings Inc.(a)	236	1,147
Odyssey Healthcare Inc.(a)	846	7,825
Pediatrix Medical Group Inc.(a)	3,783	119,921
Psychiatric Solutions Inc.(a)(b)	5,054	140,754
Quest Diagnostics Inc.	11,921	618,819
RadNet Inc.(a)	1,766	5,916
Sun Healthcare Group Inc.(a)	4,097	36,258
Sunrise Senior Living Inc.(a)	3,573	6,003
Tenet Healthcare Corp.(a)	24,613	28,305
U.S. Physical Therapy Inc.(a)	1,116	14,876

UnitedHealth Group Inc.	41,661	1,108,183
Virtual Radiologic Corp.(a)(b)	836	7,089
WellCare Health Plans Inc.(a)	3,760	48,354
WellPoint Inc.(a)	4,655	196,115

		5,568,739
HOLDING COMPANIES - DIVERSIFIED—0.02%
Walter Industries Inc.	5,042	88,285

		88,285
HOME BUILDERS—0.02%
AMREP Corp.(a)	22	688
Cavco Industries Inc.(a)	508	13,660
Champion Enterprises Inc.(a)	3,463	1,939
Fleetwood Enterprises Inc.(a)	5,320	532
NVR Inc.(a)	26	11,862
Pulte Homes Inc.	4,451	48,649
Thor Industries Inc.(b)	866	11,414
Winnebago Industries Inc.	2,986	18,006

		106,750
HOME FURNISHINGS—0.05%
American Woodmark Corp.(b)	799	14,566
DTS Inc.(a)	1,745	32,021
Harman International Industries Inc.	3,886	65,013
Hooker Furniture Corp.	30	230
Tempur-Pedic International Inc.(b)	4,153	29,445
TiVo Inc.(a)	9,358	67,003
Universal Electronics Inc.(a)	1,189	19,286

		227,564
HOUSEHOLD PRODUCTS & WARES—0.39%
Church & Dwight Co. Inc.	6,177	346,653
Clorox Co. (The)	3,926	218,129
Fossil Inc.(a)	4,111	68,654
Kimberly-Clark Corp.	15,872	837,089
Scotts Miracle-Gro Co. (The) Class A	3,145	93,469
Standard Register Co. (The)	310	2,768
Tupperware Brands Corp.	5,602	127,165
WD-40 Co.	764	21,614

		1,715,541
HOUSEWARES—0.02%
Libbey Inc.	1,145	1,431
National Presto Industries Inc.	20	1,540
Toro Co. (The)	3,290	108,570

		111,541
INSURANCE—0.60%
Aflac Inc.	43,760	2,005,958
AmTrust Financial Services Inc.	49	568
Argo Group International Holdings Ltd.(a)	933	31,647
Axis Capital Holdings Ltd.	3,177	92,514
Brown & Brown Inc.	2,555	53,399
CIGNA Corp.	3,532	59,514
eHealth Inc.(a)	2,295	30,478
Employers Holdings Inc.	268	4,422
Enstar Group Ltd.(a)	277	16,382
Erie Indemnity Co. Class A	257	9,671
First Mercury Financial Corp.(a)	147	2,096
Life Partners Holdings Inc.	523	22,824
Primus Guaranty Ltd.(a)(b)	819	934
Prudential Financial Inc.	6,933	209,793

Tower Group Inc.	1,968	55,517
Transatlantic Holdings Inc.	587	23,515
W.R. Berkley Corp.	632	19,592

		2,638,824
INTERNET—3.28%
Akamai Technologies Inc.(a)	15,425	232,763
Amazon.com Inc.(a)	28,995	1,486,864
Ariba Inc.(a)	6,695	48,271
Art Technology Group Inc.(a)	12,578	24,276
AsiaInfo Holdings Inc.(a)	3,176	37,604
Bidz.com Inc.(a)(b)	512	2,355
Blue Coat Systems Inc.(a)	3,187	26,771
Blue Nile Inc.(a)(b)	1,287	31,519
China Information Security Technology Inc.(a)	2,068	7,445
Chordiant Software Inc.(a)	2,685	7,142
Cogent Communications Group Inc.(a)(b)	4,143	27,054
comScore Inc.(a)	1,683	21,458
Constant Contact Inc.(a)(b)	1,809	23,969
CyberSource Corp.(a)	6,217	74,542
DealerTrack Holdings Inc.(a)	2,660	31,627
Dice Holdings Inc.(a)	1,779	7,258
Digital River Inc.(a)	3,500	86,800
Drugstore.com Inc.(a)	7,597	9,420
EarthLink Inc.(a)	9,961	67,336
eBay Inc.(a)	102,168	1,426,265
Entrust Inc.(a)	5,563	8,790
Equinix Inc.(a)(b)	3,060	162,761
eResearch Technology Inc.(a)(b)	3,876	25,698
F5 Networks Inc.(a)	7,573	173,119
Global Sources Ltd.(a)	1,428	7,783
Google Inc. Class A(a)	21,798	6,706,155
GSI Commerce Inc.(a)	2,455	25,827
HLTH Corp.(a)	2,754	28,807
HSW International Inc.(a)	601	228
IAC/InterActiveCorp.(a)	1,086	17,083
InfoSpace Inc.	2,022	15,266
Internap Network Services Corp.(a)	2,316	5,790
Internet Brands Inc. Class A(a)	1,258	7,322
Internet Capital Group Inc.(a)	2,118	11,543
Interwoven Inc.(a)	3,580	45,108
j2 Global Communications Inc.(a)	4,122	82,605
Keynote Systems Inc.(a)	261	2,012
Knot Inc. (The)(a)	2,335	19,427
Liquidity Services Inc.(a)	1,510	12,578
LoopNet Inc.(a)	2,920	19,914
McAfee Inc.(a)	12,505	432,298
MercadoLibre Inc.(a)	2,325	38,153
Move Inc.(a)	11,676	18,682
NetFlix Inc.(a)(b)	3,778	112,924
NIC Inc.	3,254	14,968
NutriSystem Inc.(b)	2,997	43,726
1-800-FLOWERS.COM Inc.(a)	2,043	7,804
Online Resources Corp.(a)	2,284	10,826
Orbitz Worldwide Inc.(a)	244	947
Overstock.com Inc.(a)(b)	1,431	15,426
PCTEL Inc.	1,173	7,707
Priceline.com Inc.(a)(b)	3,576	263,372
Rackspace Hosting Inc.(a)	1,162	6,252
RealNetworks Inc.(a)	3,264	11,522
RightNow Technologies Inc.(a)	2,570	19,866
S1 Corp.(a)	3,432	27,078
Safeguard Scientifics Inc.(a)	861	594

Sapient Corp.(a)	7,945	35,276
Shutterfly Inc.(a)	1,774	12,400
Sohu.com Inc.(a)	2,598	122,989
SonicWALL Inc.(a)	192	764
Sourcefire Inc.(a)	1,465	8,204
Stamps.com Inc.(a)	750	7,372
SupportSoft Inc.(a)	2,896	6,458
TechTarget Inc.(a)	1,226	5,296
TeleCommunication Systems Inc.(a)	3,003	25,796
Terremark Worldwide Inc.(a)	4,997	19,438
TheStreet.com Inc.	1,750	5,075
thinkorswim Group Inc.(a)	4,709	26,465
ValueClick Inc.(a)	7,971	54,522
Vasco Data Security International Inc.(a)	2,284	23,594
VeriSign Inc.(a)	17,908	341,685
Vignette Corp.(a)	1,224	11,518
Vocus Inc.(a)	1,461	26,605
Web.com Group Inc.(a)	579	2,119
WebMD Health Corp. Class A(a)	792	18,683
Websense Inc.(a)	3,797	56,841
Yahoo! Inc.(a)	126,877	1,547,899

		14,449,699
INVESTMENT COMPANIES—0.00%
Fifth Street Finance Corp.	197	1,487

		1,487
IRON & STEEL—0.31%
AK Steel Holding Corp.	10,203	95,092
Allegheny Technologies Inc.	9,391	239,752
Carpenter Technology Corp.	289	5,936
Cliffs Natural Resources Inc.	10,409	266,574
General Steel Holdings Inc.(a)(b)	880	3,467
Nucor Corp.	6,236	288,103
Olympic Steel Inc.	605	12,324
Schnitzer Steel Industries Inc. Class A	269	10,128
Steel Dynamics Inc.	4,126	46,129
Sutor Technology Group Ltd.(a)	340	785
United States Steel Corp.	10,293	382,900
Universal Stainless & Alloy Products Inc.(a)	34	493

		1,351,683
LEISURE TIME—0.18%
Ambassadors Group Inc.	1,979	18,207
Carnival Corp.	8,128	197,673
Harley-Davidson Inc.	19,406	329,320
Interval Leisure Group Inc.(a)	399	2,151
Life Time Fitness Inc.(a)(b)	3,244	42,010
Marine Products Corp.	236	1,326
Polaris Industries Inc.	2,769	79,332
Town Sports International Holdings Inc.(a)	1,211	3,863
WMS Industries Inc.(a)	4,031	108,434

		782,316
LODGING—0.31%
Boyd Gaming Corp.	612	2,895
Choice Hotels International Inc.(b)	923	27,745
Las Vegas Sands Corp.(a)	15,354	91,049
Marriott International Inc. Class A	27,212	529,273
MGM MIRAGE(a)(b)	10,940	150,534
Monarch Casino & Resort Inc.(a)	235	2,738
Morgans Hotel Group Co.(a)	2,412	11,240
Orient-Express Hotels Ltd. Class A	3,253	24,918

Riviera Holdings Corp.(a)	535	1,605
Starwood Hotels & Resorts Worldwide Inc.	17,310	309,849
Wynn Resorts Ltd.(a)(b)	5,218	220,513

		1,372,359
MACHINERY—1.56%
AGCO Corp.(a)	6,089	143,640
Altra Holdings Inc.(a)	2,375	18,786
Applied Industrial Technologies Inc.	1,160	21,947
Astec Industries Inc.(a)	1,513	47,402
Bolt Technology Corp.(a)	822	5,721
Bucyrus International Inc.	6,996	129,566
Caterpillar Inc.	56,627	2,529,528
Chart Industries Inc.(a)	2,598	27,617
Cognex Corp.	3,805	56,314
Columbus McKinnon Corp.(a)	232	3,167
Cummins Inc.	18,695	499,717
Deere & Co.	39,725	1,522,262
DXP Enterprises Inc.(a)	624	9,117
Flow International Corp.(a)	3,186	7,710
Flowserve Corp.	2,453	126,330
Gorman-Rupp Co. (The)	1,369	42,603
Graco Inc.	5,578	132,366
IDEX Corp.	6,682	161,370
Intermec Inc.(a)	5,532	73,465
iRobot Corp.(a)(b)	1,681	15,179
Joy Global Inc.	9,881	226,176
Key Technology Inc.(a)	542	10,238
Lindsay Corp.	1,119	35,573
Manitowoc Co. Inc. (The)	11,767	101,902
Middleby Corp. (The)(a)(b)	1,509	41,150
Nordson Corp.	3,179	102,650
Presstek Inc.(a)	2,558	8,211
Robbins & Myers Inc.	1,481	23,948
Rockwell Automation Inc.	13,469	434,241
Sauer-Danfoss Inc.	895	7,831
Tennant Co.	1,427	21,976
TurboChef Technologies Inc.(a)	1,714	8,416
Twin Disc Inc.	50	345
Wabtec Corp.	3,928	156,138
Zebra Technologies Corp. Class A(a)	5,534	112,119

		6,864,721
MANUFACTURING—2.88%
Actuant Corp. Class A	4,620	87,872
Acuity Brands Inc.	3,204	111,852
American Railcar Industries Inc.	856	9,014
Ameron International Corp.	225	14,157
AptarGroup Inc.	1,158	40,808
AZZ Inc.(a)	503	12,625
Barnes Group Inc.	4,363	63,264
Brink’s Co. (The)	3,734	100,370
Carlisle Companies Inc.	596	12,337
China Fire & Security Group Inc.(a)	1,154	7,859
CLARCOR Inc.	2,872	95,293
Colfax Corp.(a)	1,995	20,728
Cooper Industries Ltd.	12,213	356,986
Danaher Corp.	16,545	936,612
Donaldson Co. Inc.	7,121	239,622
Dover Corp.	15,201	500,417
Eaton Corp.	6,903	343,148
EnPro Industries Inc.(a)	250	5,385
ESCO Technologies Inc.(a)	2,347	96,110

Flanders Corp.(a)	1,462	6,857
FreightCar America Inc.	27	493
GenTek Inc.(a)	645	9,707
Harsco Corp.	7,835	216,873
Hexcel Corp.(a)	8,824	65,209
Honeywell International Inc.	68,263	2,241,074
Illinois Tool Works Inc.	2,276	79,774
Ingersoll-Rand Co. Ltd. Class A	4,962	86,091
ITT Industries Inc.	12,665	582,463
Koppers Holdings Inc.	69	1,492
Lancaster Colony Corp.	1,882	64,553
LSB Industries Inc.(a)	1,201	9,992
Matthews International Corp. Class A	2,659	97,532
Myers Industries Inc.	1,381	11,048
Pall Corp.	11,347	322,595
Parker Hannifin Corp.	15,399	655,073
PMFG Inc.(a)	1,174	11,223
Polypore International Inc.(a)	1,454	10,992
Raven Industries Inc.	1,415	34,102
Roper Industries Inc.	8,294	360,043
Smith & Wesson Holding Corp.(a)	2,577	5,850
SPX Corp.	4,902	198,776
Textron Inc.	22,973	318,636
3M Co.	64,827	3,730,146
Tyco International Ltd.	23,041	497,686

		12,672,739
MEDIA—1.60%
Central European Media Enterprises Ltd. Class A(a)(b)	3,250	70,590
Charter Communications Inc. Class A(a)(b)	14,875	1,217
CKX Inc.(a)	3,168	11,627
Comcast Corp. Class A	75,484	1,274,170
Crown Media Holdings Inc. Class A(a)(b)	823	2,346
CTC Media Inc.(a)	4,741	22,757
DG FastChannel Inc.(a)	1,544	19,269
DIRECTV Group Inc. (The)(a)(b)	50,286	1,152,052
Dish Network Corp. Class A(a)	18,694	207,316
Dolan Media Co.(a)	2,015	13,279
Entravision Communications Corp.(a)	2,647	4,129
Global Traffic Network Inc.(a)	1,114	6,506
John Wiley & Sons Inc. Class A	3,763	133,888
Liberty Global Inc. Series A(a)	12,917	205,639
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	47,705	833,883
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	2,298	5,975
McGraw-Hill Companies Inc. (The)	14,665	340,081
News Corp. Class A	85,438	776,631
Playboy Enterprises Inc. Class B(a)	1,139	2,460
RHI Entertainment Inc.(a)	210	1,705
Sinclair Broadcast Group Inc. Class A	2,011	6,234
Sirius XM Radio Inc.(a)	269,346	32,322
Time Warner Cable Inc. Class A(a)	7,025	150,686
Time Warner Inc.	36,636	368,558
Value Line Inc.	47	1,622
Viacom Inc. Class B(a)	48,336	921,284
Walt Disney Co. (The)	20,468	464,419
World Wrestling Entertainment Inc.	1,816	20,121

		7,050,766
METAL FABRICATE & HARDWARE—0.26%
Ampco-Pittsburgh Corp.	565	12,261

CIRCOR International Inc.	1,252	34,430
Dynamic Materials Corp.	1,215	23,462
Haynes International Inc.(a)	280	6,894
Kaydon Corp.	2,563	88,039
Mueller Industries Inc.	261	6,546
NN Inc.	1,178	2,698
Omega Flex Inc.	287	6,010
Precision Castparts Corp.	12,814	762,177
RBC Bearings Inc.(a)	2,042	41,412
Sun Hydraulics Corp.(b)	1,164	21,930
Timken Co. (The)	346	6,792
Valmont Industries Inc.	1,751	107,441
Worthington Industries Inc.	1,100	12,122

		1,132,214
MINING—0.63%
Alcoa Inc.	58,098	654,183
Allied Nevada Gold Corp.(a)	3,568	18,054
AMCOL International Corp.	685	14,351
Apex Silver Mines Ltd.(a)(b)	1,115	1,093
Century Aluminum Co.(a)	1,652	16,520
Compass Minerals International Inc.	1,543	90,512
General Moly Inc.(a)(b)	4,093	4,830
Newmont Mining Corp.	40,196	1,635,977
Southern Copper Corp.	20,344	326,725
Stillwater Mining Co.(a)	947	4,678
Titanium Metals Corp.	1,444	12,722
United States Lime & Minerals Inc.(a)	54	1,293
Uranium Resources Inc.(a)	2,055	1,582
USEC Inc.(a)(b)	3,143	14,112

		2,796,632
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	2,548	20,817

		20,817
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	17,238	439,224

		439,224
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,848	37,109
HNI Corp.	308	4,879
Interface Inc. Class A	4,651	21,581
Knoll Inc.	4,133	37,280

		100,849
OIL & GAS—5.03%
Abraxas Petroleum Corp.(a)	3,810	2,743
American Oil & Gas Inc.(a)	838	670
Apco Argentina Inc.(b)	325	8,655
Approach Resources Inc.(a)	904	6,608
Arena Resources Inc.(a)	3,457	97,107
Atlas America Inc.	3,169	47,060
ATP Oil & Gas Corp.(a)	2,569	15,029
Atwood Oceanics Inc.(a)	5,038	76,981
Berry Petroleum Co. Class A	2,410	18,220
Bill Barrett Corp.(a)	1,511	31,927
BMB Munai Inc.(a)	265	368
BPZ Resources Inc.(a)	5,491	35,142
Cabot Oil & Gas Corp.	4,285	111,410
Cano Petroleum Inc.(a)	3,513	1,546
Carrizo Oil & Gas Inc.(a)	2,424	39,026

Cheniere Energy Inc.(a)(b)	3,759	10,713
Chesapeake Energy Corp.	21,261	343,790
Clayton Williams Energy Inc.(a)	529	24,038
CNX Gas Corp.(a)	2,586	70,598
Comstock Resources Inc.(a)	4,156	196,371
Concho Resources Inc.(a)	5,010	114,328
Contango Oil & Gas Co.(a)	1,196	67,335
Continental Resources Inc.(a)	2,675	55,399
Crosstex Energy Inc.	3,595	14,021
CVR Energy Inc.(a)	1,859	7,436
Delta Petroleum Corp.(a)(b)	5,564	26,485
Denbury Resources Inc.(a)	22,460	245,263
Diamond Offshore Drilling Inc.	6,336	373,444
Double Eagle Petroleum Co.(a)	797	5,595
Encore Acquisition Co.(a)	1,200	30,624
Endeavour International Corp.(a)	10,293	5,147
Energy Partners Ltd.(a)	2,910	3,929
Energy XXI (Bermuda) Ltd.	352	278
ENSCO International Inc.	12,415	352,462
EOG Resources Inc.	17,221	1,146,574
EXCO Resources Inc.(a)	12,843	116,358
Exxon Mobil Corp.	89,967	7,182,065
Frontier Oil Corp.	9,410	118,848
FX Energy Inc.(a)	3,329	9,288
Gasco Energy Inc.(a)	8,502	3,316
GeoGlobal Resources Inc.(a)(b)	2,668	4,269
GeoMet Inc.(a)	248	427
GeoResources Inc.(a)	535	4,649
GMX Resources Inc.(a)	540	13,673
Goodrich Petroleum Corp.(a)	2,044	61,218
Gran Tierra Energy Inc.(a)	20,386	57,081
Gulfport Energy Corp.(a)	812	3,207
Hess Corp.	25,854	1,386,809
Holly Corp.	4,041	73,667
Houston American Energy Corp.	1,399	4,729
Mariner Energy Inc.(a)	5,835	59,517
McMoRan Exploration Co.(a)	5,471	53,616
Murphy Oil Corp.	17,452	773,996
Nabors Industries Ltd.(a)	3,567	42,697
Noble Corp.	24,839	548,694
Noble Energy Inc.	1,060	52,173
Northern Oil and Gas Inc.(a)	1,771	4,605
Occidental Petroleum Corp.	75,544	4,531,885
Oilsands Quest Inc.(a)	1,692	1,235
Panhandle Oil and Gas Inc.	632	11,376
Parallel Petroleum Corp.(a)	3,817	7,672
Parker Drilling Co.(a)	1,797	5,211
Patterson-UTI Energy Inc.	8,714	100,298
Penn Virginia Corp.	3,789	98,438
Petrohawk Energy Corp.(a)	21,765	340,187
Petroleum Development Corp.(a)	1,396	33,602
PetroQuest Energy Inc.(a)	1,979	13,378
Pioneer Drilling Co.(a)	571	3,180
Plains Exploration & Production Co.(a)	9,088	211,205
Precision Drilling Trust	644	5,403
Pride International Inc.(a)	11,194	178,880
PrimeEnergy Corp.(a)	49	2,546
Quest Resource Corp.(a)	1,716	755
Quicksilver Resources Inc.(a)	9,389	52,297
RAM Energy Resources Inc.(a)	1,684	1,482
Range Resources Corp.	14,159	486,928
Rex Energy Corp.(a)	1,498	4,404
Rowan Companies Inc.	3,552	56,477

SandRidge Energy Inc.(a)	9,429	57,988
Southwestern Energy Co.(a)	31,566	914,467
St. Mary Land & Exploration Co.	2,322	47,160
Stone Energy Corp.(a)	290	3,196
SulphCo Inc.(a)(b)	5,636	5,298
Sunoco Inc.	6,360	276,406
Tesoro Corp.	3,588	47,254
Tri-Valley Corp.(a)	1,828	3,290
Unit Corp.(a)	3,398	90,795
VAALCO Energy Inc.(a)	1,715	12,760
Venoco Inc.(a)	1,748	4,737
W&T Offshore Inc.	2,696	38,607
Warren Resources Inc.(a)	5,279	10,505
Whiting Petroleum Corp.(a)	3,973	132,937
XTO Energy Inc.	5,621	198,253

		22,151,716
OIL & GAS SERVICES—2.43%
Baker Hughes Inc.	28,287	907,164
Basic Energy Services Inc.(a)	3,771	49,174
Cal Dive International Inc.(a)	291	1,894
Cameron International Corp.(a)	19,913	408,217
CARBO Ceramics Inc.	1,951	69,319
Dawson Geophysical Co.(a)	503	8,958
Dresser-Rand Group Inc.(a)	7,849	135,395
Dril-Quip Inc.(a)	2,857	58,597
Flotek Industries Inc.(a)	2,110	5,317
FMC Technologies Inc.(a)	11,718	279,240
Geokinetics Inc.(a)	68	168
Global Industries Ltd.(a)(b)	6,702	23,390
Gulf Island Fabrication Inc.	1,132	16,312
Halliburton Co.	80,446	1,462,508
Helix Energy Solutions Group Inc.(a)	662	4,793
ION Geophysical Corp.(a)	7,652	26,246
Key Energy Services Inc.(a)	1,841	8,119
Lufkin Industries Inc.	507	17,492
Matrix Service Co.(a)	2,597	19,919
Mitcham Industries Inc.(a)	885	3,513
NATCO Group Inc. Class A(a)	1,803	27,370
National Oilwell Varco Inc.(a)	38,323	936,614
Natural Gas Services Group Inc.(a)	1,128	11,427
Oceaneering International Inc.(a)	5,173	150,741
Oil States International Inc.(a)	2,960	55,322
RPC Inc.(b)	2,667	26,030
Schlumberger Ltd.	109,816	4,648,511
SEACOR Holdings Inc.(a)	256	17,062
Smith International Inc.	19,970	457,113
Superior Energy Services Inc.(a)	7,327	116,719
Superior Well Services Inc.(a)	916	9,160
T-3 Energy Services Inc.(a)	1,148	10,837
Tetra Technologies Inc.(a)	7,016	34,098
Tidewater Inc.	266	10,712
Union Drilling Inc.(a)	501	2,600
Weatherford International Ltd.(a)	62,813	679,637
Willbros Group Inc.(a)	3,521	29,823

		10,729,511
PACKAGING & CONTAINERS—0.15%
AEP Industries Inc.(a)	570	10,021
Ball Corp.	1,386	57,644
BWAY Holding Co.(a)	545	4,338
Crown Holdings Inc.(a)	14,682	281,894
Graphic Packaging Holding Co.(a)	13,841	15,779

Greif Inc. Class A	3,034	101,427
Owens-Illinois Inc.(a)	4,355	119,022
Packaging Corp. of America	2,136	28,751
Silgan Holdings Inc.	1,153	55,125

		674,001
PHARMACEUTICALS—6.81%
Abbott Laboratories	142,041	7,580,728
ACADIA Pharmaceuticals Inc.(a)	2,623	2,361
Accelrys Inc.(a)	2,396	10,447
Acura Pharmaceuticals Inc.(a)(b)	660	4,844
Adolor Corp.(a)	4,147	6,884
Akorn Inc.(a)	4,663	10,725
Alexza Pharmaceuticals Inc.(a)(b)	1,736	5,503
Alkermes Inc.(a)	8,676	92,399
Allergan Inc.	28,122	1,133,879
Allos Therapeutics Inc.(a)	4,758	29,119
Alnylam Pharmaceuticals Inc.(a)	3,226	79,779
AmerisourceBergen Corp.	1,773	63,225
Amicus Therapeutics Inc.(a)	321	2,562
Amylin Pharmaceuticals Inc.(a)(b)	12,830	139,206
Ardea Biosciences Inc.(a)(b)	938	11,228
Array BioPharma Inc.(a)	3,868	15,665
Auxilium Pharmaceuticals Inc.(a)(b)	3,765	107,077
Biodel Inc.(a)	936	4,512
BioForm Medical Inc.(a)	873	794
BioMarin Pharmaceutical Inc.(a)	9,001	160,218
Bristol-Myers Squibb Co.	166,360	3,867,870
Cadence Pharmaceuticals Inc.(a)	2,110	15,255
Caraco Pharmaceutical Laboratories Ltd.(a)	863	5,109
Cardinal Health Inc.	24,646	849,548
Catalyst Health Solutions Inc.(a)	2,966	72,222
Cephalon Inc.(a)(b)	6,219	479,112
China Sky One Medical Inc.(a)	600	9,594
Cubist Pharmaceuticals Inc.(a)	5,283	127,637
CV Therapeutics Inc.(a)(b)	5,880	54,155
Cypress Bioscience Inc.(a)	2,601	17,791
Dendreon Corp.(a)	9,046	41,431
Depomed Inc.(a)	4,374	7,217
Discovery Laboratories Inc.(a)	9,752	10,922
DURECT Corp.(a)	8,290	28,103
Dyax Corp.(a)	5,020	18,273
Eli Lilly and Co.	8,731	351,597
Emergent BioSolutions Inc.(a)	898	23,447
Endo Pharmaceuticals Holdings Inc.(a)	9,976	258,179
Express Scripts Inc.(a)	19,398	1,066,502
Forest Laboratories Inc.(a)	2,381	60,644
Gilead Sciences Inc.(a)	84,909	4,342,246
Herbalife Ltd.	5,889	127,674
Hospira Inc.(a)	2,068	55,464
Idenix Pharmaceuticals Inc.(a)(b)	2,068	11,974
I-Flow Corp.(a)	1,744	8,371
Indevus Pharmaceuticals Inc.(a)	7,050	22,137
Inspire Pharmaceuticals Inc.(a)	3,822	13,759
Isis Pharmaceuticals Inc.(a)(b)	8,196	116,219
Javelin Pharmaceuticals Inc.(a)	5,594	6,993
Jazz Pharmaceuticals Inc.(a)	531	1,025
K-V Pharmaceutical Co. Class A(a)	2,948	8,490
Ligand Pharmaceuticals Inc. Class B(a)	7,603	20,832
Mannatech Inc.(b)	207	507
MannKind Corp.(a)(b)	2,404	8,246
MAP Pharmaceuticals Inc.(a)	513	3,581
Medarex Inc.(a)	11,639	64,946

Medco Health Solutions Inc.(a)	46,644	1,954,850
Medicines Co. (The)(a)	4,707	69,334
Medicis Pharmaceutical Corp. Class A	5,064	70,390
Medivation Inc.(a)(b)	2,369	34,516
Merck & Co. Inc.	56,522	1,718,269
MiddleBrook Pharmaceuticals Inc.(a)	3,241	4,862
Mylan Inc.(a)(b)	5,042	49,865
Nabi Biopharmaceuticals(a)	801	2,683
NBTY Inc.(a)	2,362	36,965
Neogen Corp.(a)	1,252	31,275
Neurocrine Biosciences Inc.(a)	3,499	11,197
Noven Pharmaceuticals Inc.(a)	2,472	27,192
NPS Pharmaceuticals Inc.(a)	4,330	26,889
Obagi Medical Products Inc.(a)	1,550	11,563
Omnicare Inc.	657	18,238
Onyx Pharmaceuticals Inc.(a)	5,089	173,840
Opko Health Inc.(a)(b)	4,372	7,083
OSI Pharmaceuticals Inc.(a)	5,340	208,527
Osiris Therapeutics Inc.(a)(b)	1,449	27,763
Pain Therapeutics Inc.(a)	2,970	17,582
Perrigo Co.	7,216	233,149
PetMed Express Inc.(a)	2,163	38,134
Pharmasset Inc.(a)	1,439	18,865
POZEN Inc.(a)(b)	2,535	12,776
Progenics Pharmaceuticals Inc.(a)	2,399	24,734
Questcor Pharmaceuticals Inc.(a)	4,934	45,936
Rigel Pharmaceuticals Inc.(a)	3,275	26,200
Schering-Plough Corp.	149,258	2,541,864
Schiff Nutrition International Inc.(a)	31	185
Sepracor Inc.(a)	9,736	106,901
Star Scientific Inc.(a)	1,197	4,585
Sucampo Pharmaceuticals Inc.(a)	960	5,520
Synta Pharmaceuticals Corp.(a)(b)	1,402	8,580
Synutra International Inc.(a)(b)	859	9,466
Targacept Inc.(a)	1,691	6,020
Theravance Inc.(a)	4,693	58,146
United Therapeutics Corp.(a)	2,047	128,040
USANA Health Sciences Inc.(a)(b)	637	21,811
Valeant Pharmaceuticals International(a)(b)	2,764	63,296
VCA Antech Inc.(a)	7,924	157,529
VIVUS Inc.(a)	6,263	33,319
Warner Chilcott Ltd. Class A(a)	8,575	124,338
Watson Pharmaceuticals Inc.(a)	4,685	124,480
XenoPort Inc.(a)	2,307	57,860
Zymogenetics Inc.(a)	3,242	9,726

		30,002,570
PIPELINES—0.34%
El Paso Corp.	13,694	107,224
Equitable Resources Inc.	12,135	407,129
Questar Corp.	6,103	199,507
Williams Companies Inc. (The)	53,700	777,576

		1,491,436
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	5,481	23,678
Consolidated-Tomoka Land Co.	313	11,953
Forest City Enterprises Inc. Class A	6,737	45,138
Forestar Group Inc.(a)	263	2,504
Grubb & Ellis Co.	3,499	4,339
St. Joe Co. (The)(a)(b)	7,266	176,709
Thomas Properties Group Inc.	370	958

		265,279

REAL ESTATE INVESTMENT TRUSTS—0.58%
Acadia Realty Trust	1,439	20,535
Alexander’s Inc.	116	29,568
Apartment Investment and Management Co. Class A	2,612	30,169
Associated Estates Realty Corp.	551	5,031
Camden Property Trust	3,162	99,097
Cousins Properties Inc.	1,454	20,138
Digital Realty Trust Inc.	4,587	150,683
DuPont Fabros Technology Inc.	622	1,288
EastGroup Properties Inc.	659	23,447
Equity Lifestyle Properties Inc.	1,179	45,226
Essex Property Trust Inc.	537	41,215
Federal Realty Investment Trust	1,633	101,377
General Growth Properties Inc.(b)	10,846	13,991
HCP Inc.	2,706	75,146
Health Care REIT Inc.	1,063	44,859
Highwoods Properties Inc.	289	7,907
Home Properties Inc.	1,207	49,004
Inland Real Estate Corp.	1,712	22,222
Kilroy Realty Corp.	276	9,235
Macerich Co. (The)(b)	7,023	127,538
Mid-America Apartment Communities Inc.	1,390	51,652
Nationwide Health Properties Inc.	835	23,981
Omega Healthcare Investors Inc.	801	12,792
PS Business Parks Inc.	352	15,720
Saul Centers Inc.	567	22,397
Simon Property Group Inc.	20,657	1,097,506
Sun Communities Inc.	904	12,656
Tanger Factory Outlet Centers Inc.	2,890	108,722
Taubman Centers Inc.	4,948	125,976
Universal Health Realty Income Trust	206	6,779
Ventas Inc.	2,063	69,255
Washington Real Estate Investment Trust	2,510	71,033

		2,536,145
RETAIL—8.45%
Abercrombie & Fitch Co. Class A	7,872	181,607
Advance Auto Parts Inc.	8,858	298,072
Aeropostale Inc.(a)	6,104	98,274
AFC Enterprises Inc.(a)	1,468	6,885
American Eagle Outfitters Inc.	10,923	102,239
AnnTaylor Stores Corp.(a)	2,007	11,580
Aristotle Corp. (The)(a)	64	232
AutoZone Inc.(a)	3,573	498,326
Bebe Stores Inc.	821	6,133
Bed Bath & Beyond Inc.(a)	19,595	498,105
Best Buy Co. Inc.	30,827	866,547
Big Lots Inc.(a)(b)	7,361	106,661
BJ’s Restaurants Inc.(a)	1,450	15,617
Borders Group Inc.(a)	2,892	1,157
Brinker International Inc.	9,184	96,799
Buckle Inc. (The)	2,132	46,520
Buffalo Wild Wings Inc.(a)(b)	1,674	42,938
Burger King Holdings Inc.	7,291	174,109
Cache Inc.(a)	824	1,664
California Pizza Kitchen Inc.(a)	1,434	15,372
CarMax Inc.(a)	19,879	156,647
Cash America International Inc.	1,167	31,917
Cato Corp. Class A	611	9,226
CEC Entertainment Inc.(a)	1,745	42,316
Charlotte Russe Holding Inc.(a)	293	1,902

Cheesecake Factory Inc. (The)(a)	5,566	56,217
Chico’s FAS Inc.(a)	5,000	20,900
Chipotle Mexican Grill Inc. Class A(a)(b)	3,015	186,870
Christopher & Banks Corp.	2,146	12,018
Citi Trends Inc.(a)	1,169	17,208
CKE Restaurants Inc.	4,648	40,345
Coldwater Creek Inc.(a)	5,239	14,931
Copart Inc.(a)(b)	5,844	158,898
Costco Wholesale Corp.	39,884	2,093,910
Cracker Barrel Old Country Store Inc.	1,457	30,000
CVS Caremark Corp.	71,059	2,042,236
Darden Restaurants Inc.	12,971	365,523
Denny’s Corp.(a)	7,896	15,713
Dick’s Sporting Goods Inc.(a)(b)	7,646	107,885
DineEquity Inc.(b)	1,532	17,710
Dollar Tree Inc.(a)	8,338	348,528
DSW Inc. Class A(a)	648	8,074
Einstein Noah Restaurant Group Inc.(a)	244	1,403
EZCORP Inc.(a)	3,598	54,726
Family Dollar Stores Inc.	944	24,610
FGX International Holdings Ltd.(a)	1,457	20,019
Finish Line Inc. (The) Class A	1,197	6,703
First Cash Financial Services Inc.(a)	1,714	32,669
Fuqi International Inc.(a)	883	5,528
GameStop Corp. Class A(a)	15,067	326,351
Gap Inc. (The)	22,248	297,901
Haverty Furniture Companies Inc.	378	3,527
hhgregg Inc.(a)	1,149	9,973
Hibbett Sports Inc.(a)	2,646	41,569
HSN Inc.(a)	399	2,901
J. Crew Group Inc.(a)(b)	3,830	46,726
Jack in the Box Inc.(a)	3,275	72,345
Jos. A. Bank Clothiers Inc.(a)	326	8,525
Kohl’s Corp.(a)	21,736	786,843
Krispy Kreme Doughnuts Inc.(a)	5,512	9,260
Limited Brands Inc.	16,283	163,481
Lowe’s Companies Inc.	6,677	143,689
lululemon athletica inc.(a)(b)	1,685	13,362
Lumber Liquidators Inc.(a)	863	9,113
McDonald’s Corp.	94,628	5,884,915
Men’s Wearhouse Inc. (The)	550	7,447
MSC Industrial Direct Co. Inc. Class A	4,110	151,371
New York & Co. Inc.(a)	318	738
99 Cents Only Stores(a)	2,284	24,964
Nordstrom Inc.	16,949	225,591
Nu Skin Enterprises Inc. Class A	2,879	30,028
O’Reilly Automotive Inc.(a)	4,586	140,974
P.F. Chang’s China Bistro Inc.(a)	2,100	43,974
Panera Bread Co. Class A(a)(b)	2,470	129,033
Pantry Inc. (The)(a)	322	6,907
Papa John’s International Inc.(a)	1,508	27,792
PC Mall Inc.(a)	847	3,396
PetSmart Inc.	11,837	218,393
Pier 1 Imports Inc.(a)	1,387	513
PriceSmart Inc.	1,253	25,887
Red Robin Gourmet Burgers Inc.(a)	1,438	24,202
Retail Ventures Inc.(a)	79	274
Ross Stores Inc.	12,255	364,341
Ruth’s Hospitality Group Inc.(a)	1,521	2,099
Sally Beauty Co. Inc.(a)	7,893	44,911
Sonic Corp.(a)	4,630	56,347
Staples Inc.	54,829	982,536
Starbucks Corp.(a)	67,314	636,790

Systemax Inc.	560	6,031
Target Corp.	67,223	2,321,210
Texas Roadhouse Inc. Class A(a)	4,478	34,705
Tiffany & Co.	11,702	276,518
Tim Hortons Inc.	16,974	489,530
Titan Machinery Inc.(a)	561	7,888
TJX Companies Inc. (The)	39,207	806,488
Tractor Supply Co.(a)	2,297	83,014
Tween Brands Inc.(a)	1,731	7,478
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,808	14,970
Under Armour Inc. Class A(a)(b)	2,965	70,686
Urban Outfitters Inc.(a)	10,579	158,473
Walgreen Co.	84,249	2,078,423
Wal-Mart Stores Inc.	166,643	9,342,007
Wendy’s/Arby’s Group Inc. Class A	32,027	158,213
Wet Seal Inc. Class A(a)	8,727	25,919
Williams-Sonoma Inc.	1,170	9,196
Yum! Brands Inc.	43,667	1,375,511
Zumiez Inc.(a)	1,859	13,850

		37,242,568
SAVINGS & LOANS—0.08%
Capitol Federal Financial	780	35,568
Danvers Bancorp Inc.	659	8,811
Hudson City Bancorp Inc.	16,670	266,053
Oritani Financial Corp.(a)	959	16,159
ViewPoint Financial Group	902	14,477

		341,068
SEMICONDUCTORS—3.79%
Actel Corp.(a)	72	844
Advanced Analogic Technologies Inc.(a)	4,669	14,100
Advanced Micro Devices Inc.(a)	6,823	14,738
Altera Corp.	27,666	462,299
Amkor Technology Inc.(a)	1,204	2,625
ANADIGICS Inc.(a)	5,846	8,652
Analog Devices Inc.	26,617	506,255
Applied Materials Inc.	124,762	1,263,839
Applied Micro Circuits Corp.(a)	2,118	8,324
Asyst Technologies Inc.(a)	554	139
Atmel Corp.(a)	25,793	80,732
ATMI Inc.(a)	2,920	45,056
AuthenTec Inc.(a)	2,302	3,844
Broadcom Corp. Class A(a)	47,440	805,057
Cabot Microelectronics Corp.(a)	2,097	54,669
Cavium Networks Inc.(a)	2,703	28,409
CEVA Inc.(a)	1,397	9,779
Cirrus Logic Inc.(a)	4,122	11,047
Cohu Inc.	209	2,539
Cree Inc.(a)	3,305	52,450
Cypress Semiconductor Corp.(a)	13,709	61,279
Diodes Inc.(a)	2,581	15,641
EMCORE Corp.(a)(b)	6,692	8,700
Entegris Inc.(a)	1,513	3,313
Entropic Communications Inc.(a)	794	397
Exar Corp.(a)	310	2,068
FormFactor Inc.(a)	2,668	38,953
Hittite Microwave Corp.(a)	1,767	52,056
Integrated Device Technology Inc.(a)	7,011	39,332
Intel Corp.	455,500	6,677,630
International Rectifier Corp.(a)	1,429	19,292
Intersil Corp. Class A	3,822	35,124
IPG Photonics Corp.(a)	1,750	23,065

IXYS Corp.	1,488	12,291
KLA-Tencor Corp.	14,705	320,422
Kopin Corp.(a)	632	1,289
Kulicke and Soffa Industries Inc.(a)	4,409	7,495
Lam Research Corp.(a)	10,633	226,270
Lattice Semiconductor Corp.(a)	5,289	7,986
Linear Technology Corp.	20,412	451,513
LSI Corp.(a)	45,229	148,803
LTX-Credence Corp.(a)	579	156
Marvell Technology Group Ltd.(a)	44,896	299,456
MEMC Electronic Materials Inc.(a)	21,096	301,251
Micrel Inc.	4,680	34,211
Microchip Technology Inc.	16,946	330,955
Micron Technology Inc.(a)	8,577	22,643
Microsemi Corp.(a)	7,094	89,668
Microtune Inc.(a)	4,441	9,060
MIPS Technologies Inc. Class A(a)	537	596
MKS Instruments Inc.(a)	268	3,964
Monolithic Power Systems Inc.(a)	2,381	30,024
National Semiconductor Corp.	21,264	214,128
NetLogic Microsystems Inc.(a)(b)	1,653	36,383
Novellus Systems Inc.(a)	2,691	33,207
NVIDIA Corp.(a)	51,095	412,337
OmniVision Technologies Inc.(a)	355	1,864
ON Semiconductor Corp.(a)	37,582	127,779
Pericom Semiconductor Corp.(a)	2,022	11,081
PLX Technology Inc.(a)	2,372	4,080
PMC-Sierra Inc.(a)	11,703	56,877
Power Integrations Inc.	2,709	53,855
Rambus Inc.(a)	9,756	155,316
Rubicon Technology Inc.(a)	1,190	5,069
Rudolph Technologies Inc.(a)	85	300
Semitool Inc.(a)	1,724	5,258
Semtech Corp.(a)	5,286	59,573
Silicon Image Inc.(a)	6,719	28,220
Silicon Laboratories Inc.(a)	4,287	106,232
Skyworks Solutions Inc.(a)	9,976	55,267
Spansion Inc. Class A(a)	1,129	214
Standard Microsystems Corp.(a)	1,141	18,644
Supertex Inc.(a)	912	21,897
Techwell Inc.(a)	1,208	7,852
Teradyne Inc.(a)	9,725	41,040
Tessera Technologies Inc.(a)	4,623	54,921
Texas Instruments Inc.	121,758	1,889,684
Transmeta Corp.(a)	953	17,345
Ultratech Inc.(a)	2,092	25,020
Varian Semiconductor Equipment Associates Inc.(a)	6,733	122,002
Veeco Instruments Inc.(a)	2,401	15,222
Volterra Semiconductor Corp.(a)	2,318	16,574
Xilinx Inc.	25,729	458,491

		16,706,032
SOFTWARE—7.76%
ACI Worldwide Inc.(a)	3,182	50,594
Activision Blizzard Inc.(a)	54,452	470,465
Actuate Corp.(a)	5,027	14,880
Adobe Systems Inc.(a)	49,037	1,043,998
Advent Software Inc.(a)	1,497	29,895
Allscripts-Misys Healthcare Solutions Inc.	13,660	135,507
American Reprographics Co.(a)	3,271	22,570
American Software Inc. Class A	1,397	6,566
ANSYS Inc.(a)	7,874	219,606

ArcSight Inc.(a)	609	4,878
Autodesk Inc.(a)	20,606	404,908
Automatic Data Processing Inc.	47,722	1,877,383
Blackbaud Inc.	3,777	50,990
Blackboard Inc.(a)	2,940	77,116
BMC Software Inc.(a)	17,530	471,732
Broadridge Financial Solutions Inc.	13,064	163,823
CA Inc.	16,762	310,600
Callidus Software Inc.(a)	2,694	8,055
Cerner Corp.(a)(b)	6,196	238,236
Citrix Systems Inc.(a)	16,879	397,838
CommVault Systems Inc.(a)	3,851	51,642
Computer Programs and Systems Inc.	784	21,011
Compuware Corp.(a)	13,255	89,471
Concur Technologies Inc.(a)	4,031	132,297
CSG Systems International Inc.(a)	1,860	32,494
Deltek Inc.(a)	1,531	7,104
DemandTec Inc.(a)	1,772	14,300
Digi International Inc.(a)	298	2,417
DivX Inc.(a)	2,936	15,355
Double-Take Software Inc.(a)	1,526	13,688
Dun & Bradstreet Corp. (The)	3,621	279,541
Ebix Inc.(a)	645	15,416
Eclipsys Corp.(a)	4,953	70,283
Electronic Arts Inc.(a)	29,246	469,106
EPIQ Systems Inc.(a)	2,092	34,957
FalconStor Software Inc.(a)	4,366	12,137
Fidelity National Information Services Inc.	4,054	65,959
Fiserv Inc.(a)	15,069	548,060
Global Payments Inc.	7,263	238,154
Guidance Software Inc.(a)	286	1,167
IMS Health Inc.	3,558	53,939
Informatica Corp.(a)	8,295	113,890
InnerWorkings Inc.(a)(b)	2,894	18,956
Interactive Intelligence Inc.(a)	1,140	7,307
Intuit Inc.(a)	29,522	702,328
JDA Software Group Inc.(a)	218	2,862
Lawson Software Inc.(a)	11,439	54,221
ManTech International Corp. Class A(a)	1,931	104,641
MasterCard Inc. Class A	6,677	954,344
MedAssets Inc.(a)	1,675	24,455
Metavante Technologies Inc.(a)	8,172	131,651
Microsoft Corp.	738,855	14,363,341
MicroStrategy Inc. Class A(a)	844	31,338
Midway Games Inc.(a)(b)	2,006	381
Monotype Imaging Holdings Inc.(a)	1,161	6,734
MSCI Inc. Class A(a)	4,038	71,715
NetSuite Inc.(a)	804	6,786
Novell Inc.(a)	14,371	55,903
Nuance Communications Inc.(a)	16,882	174,898
Omnicell Inc.(a)	2,887	35,250
Omniture Inc.(a)(b)	5,623	59,829
OpenTV Corp. Class A(a)	1,263	1,553
OPNET Technologies Inc.(a)	1,118	11,023
Oracle Corp.(a)	358,452	6,355,354
Parametric Technology Corp.(a)	9,936	125,690
Paychex Inc.	29,765	782,224
Pegasystems Inc.	1,253	15,487
Phase Forward Inc.(a)	3,853	48,240
Phoenix Technologies Ltd.(a)	2,554	8,939
Progress Software Corp.(a)	3,488	67,179
PROS Holdings Inc.(a)	1,169	6,722
QAD Inc.	858	3,595

Quality Systems Inc.(b)	1,576	68,745
Red Hat Inc.(a)	17,403	230,068
Renaissance Learning Inc.	640	5,754
Salesforce.com Inc.(a)	9,769	312,706
SEI Investments Co.	12,590	197,789
Smith Micro Software Inc.(a)	2,576	14,323
Solera Holdings Inc.(a)	4,685	112,909
SPSS Inc.(a)	1,723	46,452
Sybase Inc.(a)	6,097	151,023
Synchronoss Technologies Inc.(a)	1,946	20,744
Take-Two Interactive Software Inc.	6,999	52,912
Taleo Corp. Class A(a)	2,368	18,541
THQ Inc.(a)	4,141	17,351
Total System Services Inc.	15,254	213,556
Trident Microsystems Inc.(a)	2,134	4,033
Ultimate Software Group Inc.(a)	2,316	33,814
Unica Corp.(a)	1,677	9,190
VeriFone Holdings Inc.(a)(b)	3,238	15,866
VMware Inc. Class A(a)	3,783	89,619
Wind River Systems Inc.(a)	6,271	56,627

		34,186,996
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	2,692	38,819

		38,819
TELECOMMUNICATIONS—4.92%
Acme Packet Inc.(a)	2,899	15,249
ADTRAN Inc.	2,892	43,033
Airvana Inc.(a)	2,004	12,264
Alaska Communications Systems Group Inc.	2,031	19,051
Amdocs Ltd.(a)	7,574	138,528
American Tower Corp. Class A(a)	36,437	1,068,333
Anixter International Inc.(a)	256	7,711
Applied Signal Technology Inc.	304	5,454
Aruba Networks Inc.(a)	4,722	12,041
Atheros Communications Inc.(a)	5,363	76,745
Avanex Corp.(a)	1,096	1,151
BigBand Networks Inc.(a)	2,961	16,345
Cbeyond Inc.(a)	2,123	33,926
Centennial Communications Corp.(a)	5,249	42,307
Ciena Corp.(a)	7,905	52,964
Cisco Systems Inc.(a)	543,672	8,861,854
Clearwire Corp. Class A(a)(b)	5,494	27,085
CommScope Inc.(a)	6,383	99,192
Comtech Telecommunications Corp.(a)	2,258	103,462
Consolidated Communications Holdings Inc.	922	10,953
Corning Inc.	145,134	1,383,127
CPI International Inc.(a)	84	727
Crown Castle International Corp.(a)	5,293	93,051
EchoStar Corp.(a)	282	4,193
Embarq Corp.	6,928	249,131
Finisar Corp.(a)	36,721	13,954
Frontier Communications Corp.	6,497	56,784
GeoEye Inc.(a)	213	4,096
Global Crossing Ltd.(a)	813	6,455
Globecomm Systems Inc.(a)	1,201	6,593
Harmonic Inc.(a)	3,820	21,430
Harris Corp.	12,416	472,429
Hughes Communications Inc.(a)	764	12,178
Hungarian Telephone and Cable Corp.(a)	523	4,498
Hypercom Corp.(a)	4,356	4,704
ICO Global Communications (Holdings) Ltd.(a)	3,750	4,238

Infinera Corp.(a)	8,452	75,730
InterDigital Inc.(a)	4,135	113,713
Iowa Telecommunications Services Inc.	327	4,670
iPCS Inc.(a)	537	3,684
Ixia(a)	2,608	15,074
JDS Uniphase Corp.(a)	10,496	38,310
Juniper Networks Inc.(a)	48,456	848,465
Leap Wireless International Inc.(a)	368	9,896
Level 3 Communications Inc.(a)(b)	140,886	98,620
MasTec Inc.(a)	3,736	43,263
MetroPCS Communications Inc.(a)	22,500	334,125
NETGEAR Inc.(a)	554	6,321
NeuStar Inc. Class A(a)	7,036	134,599
Neutral Tandem Inc.(a)	1,492	24,200
NextWave Wireless Inc.(a)	4,396	396
NII Holdings Inc. Class B(a)	15,519	282,135
Novatel Wireless Inc.(a)	1,231	5,712
NTELOS Holdings Corp.	2,682	66,138
Oplink Communications Inc.(a)	847	7,284
Opnext Inc.(a)	1,508	2,639
ORBCOMM Inc.(a)	2,286	4,938
PAETEC Holding Corp.(a)	8,453	12,172
ParkerVision Inc.(a)(b)	2,071	5,115
Polycom Inc.(a)	7,354	99,353
Preformed Line Products Co.	19	875
Premiere Global Services Inc.(a)	4,761	40,992
QUALCOMM Inc.	148,987	5,338,204
Qwest Communications International Inc.	68,288	248,568
RCN Corp.(a)	1,795	10,591
SAVVIS Inc.(a)	3,454	23,798
SBA Communications Corp.(a)	9,903	161,617
Shenandoah Telecommunications Co.	1,976	55,427
ShoreTel Inc.(a)	3,292	14,781
Sonus Networks Inc.(a)	18,487	29,209
Starent Networks Corp.(a)(b)	2,674	31,901
Switch & Data Facilities Co. Inc.(a)	1,820	13,450
Sycamore Networks Inc.(a)	1,827	4,915
Syniverse Holdings Inc.(a)	2,277	27,187
Tekelec(a)	635	8,471
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone and Data Systems Inc.	4,061	128,937
TerreStar Corp.(a)	1,535	614
tw telecom inc.(a)	11,712	99,201
United States Cellular Corp.(a)	612	26,463
UTStarcom Inc.(a)(b)	542	1,003
Viasat Inc.(a)	522	12,570
Virgin Mobile USA Inc. Class A(a)	3,771	3,168
Vonage Holdings Corp.(a)(b)	2,610	1,723
Windstream Corp.	20,781	191,185

		21,696,638
TOYS, GAMES & HOBBIES—0.07%
Hasbro Inc.	4,687	136,720
LeapFrog Enterprises Inc.(a)	2,965	10,378
Marvel Entertainment Inc.(a)	4,592	141,204

		288,302
TRANSPORTATION—2.86%
American Commercial Lines Inc.(a)	3,234	15,847
Burlington Northern Santa Fe Corp.	25,912	1,961,798
C.H. Robinson Worldwide Inc.	15,745	866,447
CAI International Inc.(a)	520	1,648
Con-way Inc.	641	17,051

CSX Corp.	37,265	1,209,995
DHT Maritime Inc.	1,706	9,451
Dynamex Inc.(a)	358	5,281
Eagle Bulk Shipping Inc.(b)	4,186	28,549
Expeditors International Washington Inc.	19,724	656,217
Forward Air Corp.	2,625	63,709
Frontline Ltd.(b)	4,576	135,495
Genco Shipping & Trading Ltd.	2,262	33,478
General Maritime Corp.	4,394	47,455
Genesee & Wyoming Inc. Class A(a)	2,025	61,763
Golar LNG Ltd.	2,668	18,036
GulfMark Offshore Inc.(a)	1,500	35,685
Heartland Express Inc.	3,182	50,148
Horizon Lines Inc. Class A(b)	2,887	10,076
Hub Group Inc. Class A(a)	2,123	56,323
J.B. Hunt Transport Services Inc.	7,588	199,337
Kansas City Southern Industries Inc.(a)	6,751	128,607
Kirby Corp.(a)	4,930	134,885
Knight Transportation Inc.	5,228	84,275
Knightsbridge Tankers Ltd.(b)	1,674	24,524
Landstar System Inc.	4,879	187,500
Nordic American Tanker Shipping Ltd.(b)	855	28,856
Norfolk Southern Corp.	9,999	470,453
Old Dominion Freight Line Inc.(a)	1,762	50,147
Pacer International Inc.	1,259	13,131
Patriot Transportation Holding Inc.(a)	5	350
PHI Inc.(a)	853	11,951
Ryder System Inc.	1,734	67,245
Ship Finance International Ltd.	3,821	42,222
TBS International Ltd.(a)	922	9,248
Teekay Tankers Ltd. Class A(b)	1,239	15,735
Union Pacific Corp.	47,571	2,273,894
United Parcel Service Inc. Class B	62,957	3,472,708
Universal Truckload Services Inc.(a)	266	3,767
UTi Worldwide Inc.	8,181	117,316

		12,620,603
TRUCKING & LEASING—0.00%
GATX Corp.	518	16,042
TAL International Group Inc.	234	3,299
Textainer Group Holdings Ltd.	367	3,890

		23,231
WATER—0.00%
Consolidated Water Co. Ltd.(b)	1,225	15,313
SJW Corp.	29	868

		16,181

TOTAL COMMON STOCKS
(Cost: $633,041,067)		439,607,423

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.(a)(b)(c)	27	0

		0

TELECOMMUNICATIONS—0.00%
Lantronix Inc.(a)(c)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.53%

MONEY MARKET FUNDS—1.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	5,447,503	5,447,503
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	903,662	903,662
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	399,729	399,729

		6,750,894

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,750,894)		6,750,894

TOTAL INVESTMENTS IN SECURITIES—101.29%
(Cost: $639,791,961)		446,358,317
Other Assets, Less Liabilities—(1.29)%		(5,676,224)

NET ASSETS—100.00%		$440,682,093

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.02%
Clear Channel Outdoor Holdings Inc. Class A(a)	754	$4,637
Harte-Hanks Inc.	2,706	16,885
Interpublic Group of Companies Inc. (The)(a)	5,746	22,754
Omnicom Group Inc.	2,031	54,675
R.H. Donnelley Corp.(a)(b)	6,739	2,493

		101,444
AEROSPACE & DEFENSE—1.62%
AAR Corp.(a)	2,532	46,614
Alliant Techsystems Inc.(a)	1,575	135,072
Argon ST Inc.(a)	139	2,622
BE Aerospace Inc.(a)	551	4,237
Curtiss-Wright Corp.	595	19,867
Ducommun Inc.	893	14,913
Esterline Technologies Corp.(a)	467	17,695
General Dynamics Corp.	33,836	1,948,615
Herley Industries Inc.(a)	755	9,271
Kaman Corp.	2,021	36,641
L-3 Communications Holdings Inc.	2,333	172,129
LMI Aerospace Inc.(a)	278	3,161
Moog Inc. Class A(a)	3,232	118,194
Northrop Grumman Corp.	21,643	974,801
Raytheon Co.	22,882	1,167,897
Spirit AeroSystems Holdings Inc. Class A(a)	8,850	90,004
Triumph Group Inc.	613	26,028
United Technologies Corp.	35,534	1,904,622

		6,692,383
AGRICULTURE—1.15%
Alico Inc.	83	3,402
Alliance One International Inc.(a)	2,309	6,788
Altria Group Inc.	44,827	675,095
Andersons Inc. (The)	1,629	26,846
Archer-Daniels-Midland Co.	54,677	1,576,338
Bunge Ltd.	10,284	532,403
Griffin Land & Nurseries Inc.	282	10,395
Lorillard Inc.	6,992	393,999
Maui Land & Pineapple Co. Inc.(a)	469	6,299
Reynolds American Inc.	14,616	589,171
Universal Corp.	2,137	63,832
UST Inc.	12,537	869,817

		4,754,385
AIRLINES—0.43%
AirTran Holdings Inc.(a)	4,766	21,161
Alaska Air Group Inc.(a)	3,041	88,949
Allegiant Travel Co.(a)	211	10,248
AMR Corp.(a)	11,908	127,058
Continental Airlines Inc. Class B(a)	9,346	168,789
Copa Holdings SA Class A	673	20,405
Delta Air Lines Inc.(a)	38,416	440,247

Hawaiian Holdings Inc.(a)	428	2,731
JetBlue Airways Corp.(a)	14,619	103,795
Republic Airways Holdings Inc.(a)	3,155	33,664
SkyWest Inc.	4,947	92,014
Southwest Airlines Co.	62,475	538,534
UAL Corp.	5,478	60,368
US Airways Group Inc.(a)(b)	9,761	75,453

		1,783,416
APPAREL—0.21%
Carter’s Inc.(a)	4,819	92,814
Cherokee Inc.	172	2,984
Columbia Sportswear Co.	1,001	35,405
Crocs Inc.(a)(b)	521	646
G-III Apparel Group Ltd.(a)	595	3,802
Gymboree Corp.(a)	673	17,559
Iconix Brand Group Inc.(a)(b)	1,413	13,819
Jones Apparel Group Inc.	7,321	42,901
K-Swiss Inc. Class A	2,259	25,753
Liz Claiborne Inc.	7,944	20,654
Maidenform Brands Inc.(a)	851	8,638
Oxford Industries Inc.	1,124	9,857
Perry Ellis International Inc.(a)	467	2,961
Phillips-Van Heusen Corp.	538	10,830
Quiksilver Inc.(a)	10,654	19,603
SKECHERS U.S.A. Inc. Class A(a)	2,581	33,088
Steven Madden Ltd.(a)	1,493	31,831
Timberland Co. Class A(a)	4,051	46,789
Unifi Inc.(a)	3,816	10,761
VF Corp.	7,452	408,146
Weyco Group Inc.	266	8,791

		847,632
AUTO MANUFACTURERS—0.15%
Force Protection Inc.(a)(b)	2,418	14,460
Ford Motor Co.(a)(b)	197,060	451,267
General Motors Corp.(b)	44,632	142,822
Oshkosh Corp.	1,909	16,971
Wabash National Corp.	2,899	13,045

		638,565
AUTO PARTS & EQUIPMENT—0.29%
American Axle & Manufacturing Holdings Inc.	4,191	12,112
ArvinMeritor Inc.	6,175	17,599
ATC Technology Corp.(a)	1,774	25,954
Autoliv Inc.	6,142	131,807
BorgWarner Inc.	1,247	27,147
Commercial Vehicle Group Inc.(a)	2,003	1,863
Cooper Tire & Rubber Co.	4,908	30,233
Dana Holding Corp.(a)	8,403	6,218
Dorman Products Inc.(a)	927	12,236
Federal Mogul Corp. Class A(a)	1,920	8,122
Fuel Systems Solutions Inc.(a)	83	2,719
Goodyear Tire & Rubber Co. (The)(a)	7,261	43,348
Hayes Lemmerz International Inc.(a)	7,539	3,393
Johnson Controls Inc.	42,738	776,122
Lear Corp.(a)	5,418	7,639
Modine Manufacturing Co.	2,643	12,871
Spartan Motors Inc.	2,529	11,962
Superior Industries International Inc.	2,136	22,471
Tenneco Inc.(a)	3,940	11,623
TRW Automotive Holdings Corp.(a)	4,307	15,505
Visteon Corp.(a)	8,290	2,901

		1,183,845

BANKS—9.77%
AMCORE Financial Inc.	1,495	5,412
Ameris Bancorp	1,263	14,967
Ames National Corp.	544	14,438
Arrow Financial Corp.	772	19,408
Associated Banc-Corp.	10,802	226,086
BancFirst Corp.	598	31,646
Banco Latinoamericano de Exportaciones SA Class E	2,538	36,446
BancorpSouth Inc.	6,956	162,492
BancTrust Financial Group Inc.(b)	1,491	22,007
Bank Mutual Corp.	4,185	48,295
Bank of America Corp.	538,056	7,575,828
Bank of Hawaii Corp.	4,058	183,300
Bank of New York Mellon Corp. (The)	97,298	2,756,452
Bank of the Ozarks Inc.	1,045	30,974
Banner Corp.	1,452	13,663
BB&T Corp.	46,437	1,275,160
BOK Financial Corp.	1,882	76,033
Boston Private Financial Holdings Inc.	4,746	32,463
Bryn Mawr Bank Corp.	595	11,959
Camden National Corp.	650	17,537
Capital City Bank Group Inc.(b)	944	25,715
Capitol Bancorp Ltd.	1,363	10,631
Cardinal Financial Corp.	758	4,313
Cascade Bancorp(b)	1,891	12,764
Cathay General Bancorp(b)	4,190	99,512
Centerstate Banks of Florida Inc.(b)	781	13,269
Central Pacific Financial Corp.	2,283	22,921
Chemical Financial Corp.(b)	2,012	56,095
Citizens & Northern Corp.(b)	758	14,970
Citizens Republic Bancorp Inc.	11,035	32,884
City Bank(b)	1,133	5,892
City Holding Co.	1,363	47,405
City National Corp.	3,411	166,116
CoBiz Financial Inc.	1,641	15,983
Colonial BancGroup Inc. (The)	17,063	35,320
Columbia Banking System Inc.	1,683	20,078
Comerica Inc.	12,791	253,901
Commerce Bancshares Inc.	5,276	231,880
Community Bank System Inc.	2,818	68,731
Community Trust Bancorp Inc.	1,236	45,423
Corus Bankshares Inc.(b)	3,667	4,070
Cullen/Frost Bankers Inc.	4,993	253,045
CVB Financial Corp.	5,545	65,985
Discover Financial Services LLC	40,726	388,119
East West Bancorp Inc.	5,348	85,408
Encore Bancshares Inc.(a)	544	5,984
Enterprise Financial Services Corp.(b)	598	9,114
F.N.B. Corp. (Pennsylvania)	7,271	95,977
Farmers Capital Bank Corp.	524	12,796
Fifth Third Bancorp	42,525	351,256
Financial Institutions Inc.	927	13,302
First Bancorp (North Carolina)	1,166	21,396
First BanCorp (Puerto Rico)	6,014	66,996
First Bancorp Inc. (Maine)	733	14,579
First Busey Corp. Class A(b)	2,259	41,204
First Citizens BancShares Inc. Class A	514	78,539
First Commonwealth Financial Corp.	7,215	89,322
First Community Bancshares Inc.	723	25,211
First Financial Bancorp	3,098	38,384
First Financial Bankshares Inc.	1,442	79,613
First Financial Corp.	979	40,129
First Horizon National Corp.	17,379	183,696
First Merchants Corp.	1,466	32,560

First Midwest Bancorp Inc.	4,106	81,997
1st Source Corp.	1,177	27,813
First South Bancorp Inc.	679	8,528
FirstMerit Corp.	6,828	140,589
Frontier Financial Corp.(b)	3,923	17,104
Fulton Financial Corp.	14,711	141,520
Glacier Bancorp Inc.	5,150	97,953
Green Bancshares Inc.(b)	1,068	14,461
Guaranty Bancorp(a)	5,157	10,314
Hancock Holding Co.	2,019	91,784
Hanmi Financial Corp.	2,830	5,830
Harleysville National Corp.	3,627	52,374
Heartland Financial USA Inc.	1,195	24,605
Heritage Commerce Corp.	774	8,700
Home Bancshares Inc.	1,167	31,451
Huntington Bancshares Inc.(b)	31,123	238,402
IBERIABANK Corp.	1,349	64,752
Independent Bank Corp. (Massachusetts)	1,304	34,113
Integra Bank Corp.	1,941	2,659
International Bancshares Corp.	4,313	94,153
KeyCorp	42,022	358,027
Lakeland Bancorp Inc.(b)	1,877	21,135
Lakeland Financial Corp.	1,135	27,036
M&T Bank Corp.(b)	5,600	321,496
MainSource Financial Group Inc.	1,758	27,249
Marshall & Ilsley Corp.	22,051	300,776
MB Financial Inc.	2,937	82,089
Midwest Banc Holdings Inc.	2,259	3,163
Nara Bancorp Inc.	2,088	20,525
National Penn Bancshares Inc.	6,787	98,479
NBT Bancorp Inc.	2,665	74,513
Northern Trust Corp.	1,805	94,113
Northfield Bancorp Inc.	1,747	19,654
Old National Bancorp	5,597	101,642
Old Second Bancorp Inc.(b)	1,196	13,874
Oriental Financial Group Inc.	1,937	11,719
Pacific Capital Bancorp	3,967	66,963
Pacific Continental Corp.	901	13,488
PacWest Bancorp	2,006	53,961
Park National Corp.(b)	934	67,014
Peapack-Gladstone Financial Corp.	723	19,261
Pennsylvania Commerce Bancorp Inc.(a)	467	12,450
Peoples Bancorp Inc.	982	18,786
Pinnacle Financial Partners Inc.(a)	1,491	44,447
PNC Financial Services Group Inc. (The)	36,135	1,770,615
Popular Inc.(b)	23,763	122,617
PremierWest Bancorp(b)	1,637	10,952
Prosperity Bancshares Inc.	3,321	98,268
Provident Bankshares Corp.(b)	3,027	29,241
Regions Financial Corp.	59,027	469,855
Renasant Corp.	1,717	29,241
Republic Bancorp Inc. Class A(b)	878	23,882
S&T Bancorp Inc.	2,013	71,461
Sandy Spring Bancorp Inc.	1,491	32,549
Santander BanCorp	410	5,121
SCBT Financial Corp.	959	33,086
Seacoast Banking Corp. of Florida(b)	1,386	9,148
Shore Bancshares Inc.	723	17,345
Sierra Bancorp(b)	628	13,188
Signature Bank(a)	370	10,615
Simmons First National Corp. Class A	1,117	32,918
Smithtown Bancorp Inc.	671	10,756
South Financial Group Inc. (The)(b)	5,870	25,358
Southside Bancshares Inc.	979	23,007
Southwest Bancorp Inc.	1,363	17,664

State Bancorp Inc.	1,235	12,029
State Street Corp.	26,668	1,048,852
Stellar One Corp.	1,909	32,262
Sterling Bancorp	1,367	19,179
Sterling Bancshares Inc.	6,255	38,030
Sterling Financial Corp. (Washington)	4,701	41,369
Suffolk Bancorp	490	17,606
Sun Bancorp Inc. (New Jersey)(a)	1,418	10,621
SunTrust Banks Inc.	30,007	886,407
Susquehanna Bancshares Inc.	7,269	115,650
SVB Financial Group(a)	2,003	52,539
SY Bancorp Inc.	932	25,630
Synovus Financial Corp.(b)	23,826	197,756
TCF Financial Corp.	10,707	146,258
Texas Capital Bancshares Inc.(a)	2,348	31,369
Tompkins Financial Corp.	467	27,063
TowneBank(b)	1,755	43,506
TriCo Bancshares(b)	1,091	27,242
TrustCo Bank Corp. NY	4,179	39,742
Trustmark Corp.	4,218	91,067
U.S. Bancorp	147,984	3,701,080
UCBH Holdings Inc.	9,335	64,225
UMB Financial Corp.	2,643	129,877
Umpqua Holdings Corp.	5,203	75,287
Union Bankshares Corp.	1,248	30,950
United Bancshares Inc.	3,196	106,171
United Community Banks Inc.(b)	3,329	45,208
United Security Bancshares	727	8,419
Univest Corp. of Pennsylvania	1,177	37,829
Valley National Bancorp	11,405	230,951
W Holding Co. Inc.(b)	211	2,173
Washington Trust Bancorp Inc.	1,107	21,863
Webster Financial Corp.	4,438	61,156
Wells Fargo & Co.	358,612	10,571,882
WesBanco Inc.	2,177	59,236
West Bancorporation	1,491	18,265
West Coast Bancorp	1,491	9,826
Westamerica Bancorporation	1,363	69,717
Western Alliance Bancorporation(a)(b)	1,997	20,150
Whitney Holding Corp.	5,459	87,289
Wilmington Trust Corp.(b)	5,715	127,102
Wilshire Bancorp Inc.	1,425	12,939
Wintrust Financial Corp.	2,003	41,202
Yadkin Valley Financial Corp.(b)	979	13,951
Zions Bancorporation	9,813	240,517

		40,344,345
BEVERAGES—1.21%
Brown-Forman Corp. Class B	2,313	119,096
Coca-Cola Co. (The)	58,180	2,633,809
Coca-Cola Enterprises Inc.	27,043	325,327
Constellation Brands Inc. Class A(a)	15,814	249,387
Dr. Pepper Snapple Group Inc.(a)	21,464	348,790
Farmer Brothers Co.	639	15,937
Molson Coors Brewing Co. Class B	9,777	478,291
National Beverage Corp.(a)	851	7,659
Pepsi Bottling Group Inc.	11,703	263,435
PepsiAmericas Inc.	4,947	100,721
PepsiCo Inc.	8,128	445,171

		4,987,623
BIOTECHNOLOGY—1.38%
Affymetrix Inc.(a)	2,771	8,285
Amgen Inc.(a)	92,522	5,343,145
Arena Pharmaceuticals Inc.(a)	4,589	19,136

Cambrex Corp.(a)	1,052	4,860
Celera Corp.(a)	4,219	46,957
Charles River Laboratories International Inc.(a)	3,155	82,661
Cytokinetics Inc.(a)	851	2,425
Enzo Biochem Inc.(a)	655	3,203
Geron Corp.(a)	2,430	11,348
Human Genome Sciences Inc.(a)	10,122	21,459
Lexicon Pharmaceuticals Inc.(a)	4,819	6,747
Life Technologies Corp.(a)	5,203	121,282
Maxygen Inc.(a)	1,316	11,739
Nektar Therapeutics(a)	4,563	25,370

		5,708,617
BUILDING MATERIALS—0.20%
Apogee Enterprises Inc.	1,235	12,795
Armstrong World Industries Inc.	1,814	39,219
Builders FirstSource Inc.(a)(b)	1,363	2,085
Comfort Systems USA Inc.	3,418	36,436
Drew Industries Inc.(a)	1,521	18,252
Eagle Materials Inc.	400	7,364
Interline Brands Inc.(a)	2,771	29,456
LSI Industries Inc.	1,747	12,002
Martin Marietta Materials Inc.	259	25,144
Masco Corp.	30,556	340,088
NCI Building Systems Inc.(a)	1,619	26,390
Owens Corning(a)	6,483	112,156
Quanex Building Products Corp.	1,111	10,410
Simpson Manufacturing Co. Inc.(b)	3,155	87,583
Trex Co. Inc.(a)(b)	980	16,131
U.S. Concrete Inc.(a)	3,439	11,555
Universal Forest Products Inc.	1,363	36,678
USG Corp.(a)	2,553	20,526

		844,270
CHEMICALS—1.42%
A. Schulman Inc.	2,259	38,403
Aceto Corp.	1,942	19,439
American Vanguard Corp.	96	1,123
Arch Chemicals Inc.	1,385	36,107
Ashland Inc.	5,733	60,254
Cabot Corp.	5,459	83,523
Celanese Corp. Class A	1,663	20,671
Chemtura Corp.	18,816	26,342
Cytec Industries Inc.	4,058	86,111
Dow Chemical Co. (The)	79,004	1,192,170
E.I. du Pont de Nemours and Co.	76,478	1,934,893
Eastman Chemical Co.	6,475	205,322
Ferro Corp.	467	3,292
FMC Corp.	3,923	175,476
H.B. Fuller Co.	4,179	67,324
Huntsman Corp.	12,243	42,116
ICO Inc.(a)	1,449	4,579
Innophos Holdings Inc.	487	9,647
Innospec Inc.	761	4,482
Intrepid Potash Inc.(a)	1,266	26,295
Lubrizol Corp.	5,797	210,953
Minerals Technologies Inc.	863	35,297
NL Industries Inc.	270	3,618
Olin Corp.	6,316	114,193
OM Group Inc.(a)	2,600	54,886
Penford Corp.	979	9,907
PolyOne Corp.(a)	7,783	24,516
PPG Industries Inc.	12,378	525,199
Quaker Chemical Corp.	140	2,303
Rockwood Holdings Inc.(a)	3,539	38,221

Rohm and Haas Co.	1,747	107,947
RPM International Inc.	11,031	146,602
Sensient Technologies Corp.	4,063	97,024
Sigma-Aldrich Corp.	5,181	218,845
Solutia Inc.(a)	1,884	8,478
Spartech Corp.	2,338	14,636
Stepan Co.	339	15,930
Symyx Technologies Inc.(a)	1,412	8,387
Valhi Inc.	339	3,627
Valspar Corp. (The)	8,457	152,987
W.R. Grace & Co.(a)	1,408	8,406
Westlake Chemical Corp.	1,794	29,224

		5,868,755
COAL—0.00%
National Coal Corp.(a)	211	268
Westmoreland Coal Co.(a)	83	921

		1,189
COMMERCIAL SERVICES—0.91%
Aaron Rents Inc.	3,836	102,114
ABM Industries Inc.	3,744	71,323
Advance America Cash Advance Centers Inc.	2,584	4,884
Albany Molecular Research Inc.(a)	1,449	14,113
AMN Healthcare Services Inc.(a)	211	1,785
Avis Budget Group Inc.(a)	8,547	5,983
Bowne & Co. Inc.	2,131	12,530
Career Education Corp.(a)	7,572	135,842
CDI Corp.	979	12,668
Chemed Corp.	519	20,641
Compass Diversified Holdings	2,003	22,534
Consolidated Graphics Inc.(a)	363	8,218
Convergys Corp.(a)	10,451	66,991
Cornell Companies Inc.(a)	990	18,404
Corrections Corp. of America(a)	1,235	20,205
CRA International Inc.(a)	359	9,668
Cross Country Healthcare Inc.(a)	2,131	18,731
Deluxe Corp.	2,081	31,132
Dollar Thrifty Automotive Group Inc.(a)	2,011	2,192
DynCorp International Inc.(a)	2,031	30,810
Electro Rent Corp.	1,738	19,396
Emergency Medical Services Corp. Class A(a)	467	17,097
Equifax Inc.	5,114	135,623
Euronet Worldwide Inc.(a)	3,984	46,254
Exponent Inc.(a)	372	11,190
First Advantage Corp. Class A(a)	869	12,296
Genpact Ltd.(a)	96	789
Gevity HR Inc.	1,669	2,520
Global Cash Access Inc.(a)	1,322	2,935
Grand Canyon Education Inc.(a)	113	2,122
Great Lakes Dredge & Dock Corp.	3,366	13,969
H&E Equipment Services Inc.(a)	1,382	10,655
HealthSpring Inc.(a)	4,179	83,455
Heidrick & Struggles International Inc.	1,491	32,116
Hertz Global Holdings Inc.(a)	25,811	130,862
Hudson Highland Group Inc.(a)	347	1,162
ICF International Inc.(a)	530	13,022
ICT Group Inc.(a)	299	1,369
Integrated Electrical Services Inc.(a)	646	5,659
Interactive Data Corp.	1,624	40,048
Jackson Hewitt Tax Service Inc.	2,403	37,703
Kelly Services Inc. Class A	2,218	28,856
Kenexa Corp.(a)	421	3,360
Kforce Inc.(a)	2,259	17,349
Korn/Ferry International(a)	3,667	41,877

Landauer Inc.	330	24,189
LECG Corp.(a)	1,312	8,804
Lender Processing Services Inc.	6,376	187,773
Lincoln Educational Services Corp.(a)	123	1,630
Live Nation Inc.(a)(b)	6,688	38,389
Manpower Inc.	6,252	212,505
MAXIMUS Inc.	1,379	48,417
McGrath RentCorp	639	13,649
McKesson Corp.	6,615	256,199
Michael Baker Corp.(a)	529	19,525
Monro Muffler Brake Inc.	1,265	32,257
Moody’s Corp.	16,633	334,157
MPS Group Inc.(a)	7,980	60,089
Multi-Color Corp.	83	1,313
National Research Corp.	33	956
Odyssey Marine Exploration Inc.(a)	784	2,524
On Assignment Inc.(a)	3,331	18,887
PharmaNet Development Group Inc.(a)	1,436	1,307
PHH Corp.(a)(b)	4,583	58,342
Providence Service Corp. (The)(a)	264	383
Quanta Services Inc.(a)	3,701	73,280
R.R. Donnelley & Sons Co.	18,200	247,156
Rent-A-Center Inc.(a)	5,641	99,564
SAIC Inc.(a)	14,387	280,259
Service Corp. International	22,099	109,832
Spherion Corp.(a)	2,643	5,841
Standard Parking Corp.(a)	104	2,011
Steiner Leisure Ltd.(a)	595	17,564
Stewart Enterprises Inc. Class A	7,070	21,281
Ticketmaster Entertainment Inc.(a)	2,711	17,405
TNS Inc.(a)	300	2,817
Tree.com Inc.(a)	467	1,214
TrueBlue Inc.(a)	3,411	32,643
United Rentals Inc.(a)	5,114	46,640
Universal Technical Institute Inc.(a)(b)	1,138	19,539
Valassis Communications Inc.(a)	2,273	3,000
Viad Corp.	1,708	42,256
Volt Information Sciences Inc.(a)	1,363	9,855
Watson Wyatt Worldwide Inc.	1,235	59,058
Weight Watchers International Inc.	467	13,739
Wright Express Corp.(a)	339	4,271

		3,752,972
COMPUTERS—0.73%
Affiliated Computer Services Inc. Class A(a)	5,528	254,012
Agilysys Inc.	1,948	8,357
Brocade Communications Systems Inc.(a)	27,347	76,572
CACI International Inc. Class A(a)	2,022	91,172
Cadence Design Systems Inc.(a)	21,800	79,788
CIBER Inc.(a)	5,075	24,411
Computer Sciences Corp.(a)	12,917	453,903
COMSYS IT Partners Inc.(a)	1,235	2,766
Cray Inc.(a)	2,643	5,497
Diebold Inc.	912	25,618
Digimarc Corp.(a)	25	250
DST Systems Inc.(a)	593	22,522
Electronics For Imaging Inc.(a)	4,495	42,972
EMC Corp.(a)	52,893	553,790
Furmanite Corp.(a)	794	4,280
Hutchinson Technology Inc.(a)	1,954	6,800
Imation Corp.	2,525	34,264
Immersion Corp.(a)	1,242	7,315
Jack Henry & Associates Inc.	475	9,220
Lexmark International Inc. Class A(a)	6,739	181,279
Limelight Networks Inc.(a)	522	1,279

Mentor Graphics Corp.(a)	7,174	37,090
Mercury Computer Systems Inc.(a)	2,076	13,100
MTS Systems Corp.	979	26,081
NCR Corp.(a)	1,363	19,273
Ness Technologies Inc.(a)	3,027	12,956
NetScout Systems Inc.(a)	386	3,327
Palm Inc.(a)(b)	1,323	4,062
Perot Systems Corp. Class A(a)	7,311	99,941
Quantum Corp.(a)	7,575	2,727
Rackable Systems Inc.(a)	2,409	9,491
RadiSys Corp.(a)	2,301	12,725
Rimage Corp.(a)	795	10,661
SanDisk Corp.(a)	15,257	146,467
Seagate Technology	21,129	93,601
Sigma Designs Inc.(a)	384	3,648
Silicon Storage Technology Inc.(a)	6,294	14,413
SMART Modular Technologies (WWH) Inc.(a)	3,745	5,767
SRA International Inc. Class A(a)	1,650	28,462
Sun Microsystems Inc.(a)	63,335	241,940
Super Micro Computer Inc.(a)	282	1,785
Synopsys Inc.(a)	12,051	223,185
Teradata Corp.(a)	7,763	115,125
3D Systems Corp.(a)	140	1,112
Unisys Corp.(a)	13,524	11,495
Virtusa Corp.(a)	125	705

		3,025,206
COSMETICS & PERSONAL CARE—2.46%
Alberto-Culver Co.	6,404	156,962
Chattem Inc.(a)	83	5,937
Elizabeth Arden Inc.(a)	2,274	28,675
Inter Parfums Inc.	1,121	8,609
Procter & Gamble Co. (The)	161,133	9,961,242

		10,161,425
DISTRIBUTION & WHOLESALE—0.24%
Beacon Roofing Supply Inc.(a)	2,003	27,802
BMP Sunstone Corp.(a)(b)	231	1,287
Brightpoint Inc.(a)	4,215	18,335
Core-Mark Holding Co. Inc.(a)	853	18,357
Genuine Parts Co.	13,865	524,929
Ingram Micro Inc. Class A(a)	14,328	191,852
Owens & Minor Inc.	268	10,090
Pool Corp.	768	13,801
ScanSource Inc.(a)	554	10,676
Tech Data Corp.(a)	3,557	63,457
United Stationers Inc.(a)	2,003	67,080
Watsco Inc.	926	35,558
WESCO International Inc.(a)	979	18,826

		1,002,050
DIVERSIFIED FINANCIAL SERVICES—5.37%
Advanta Corp. Class B	3,237	6,765
American Express Co.	13,737	254,821
AmeriCredit Corp.(a)(b)	9,555	73,000
Ameriprise Financial Inc.	18,942	442,485
Ampal-American Israel Corp. Class A(a)(b)	1,671	969
Asset Acceptance Capital Corp.(a)	252	1,288
BGC Partners Inc. Class A	1,428	3,941
BlackRock Inc.	399	53,526
Broadpoint Securities Group Inc.(a)	1,687	5,010
Calamos Asset Management Inc. Class A	1,876	13,882
Capital One Financial Corp.	31,864	1,016,143
CIT Group Inc.	23,894	108,479
Citigroup Inc.	462,958	3,106,448

CME Group Inc.	1,678	349,209
Cohen & Steers Inc.(b)	537	5,902
CompuCredit Corp.(a)(b)	1,693	9,362
Credit Acceptance Corp.(a)(b)	211	2,891
Doral Financial Corp.(a)(b)	425	3,187
E*TRADE Financial Corp.(a)(b)	30,123	34,641
Encore Capital Group Inc.(a)	1,260	9,072
Epoch Holding Corp.	129	979
Evercore Partners Inc. Class A	777	9,705
FBR Capital Markets Corp.(a)	2,064	10,031
Federal Agricultural Mortgage Corp.	940	3,290
Federal Home Loan Mortgage Corp.	4,563	3,331
Federal National Mortgage Association	90,707	68,937
Financial Federal Corp.	2,203	51,264
First Marblehead Corp. (The)(a)(b)	2,799	3,611
Franklin Resources Inc.	6,162	393,012
Friedman, Billings, Ramsey Group Inc. Class A(a)	13,303	2,262
GAMCO Investors Inc. Class A	388	10,600
Goldman Sachs Group Inc. (The)	33,566	2,832,635
Invesco Ltd.	28,937	417,850
Investment Technology Group Inc.(a)	339	7,702
Janus Capital Group Inc.	979	7,861
Jefferies Group Inc.	10,639	149,584
JPMorgan Chase & Co.	314,779	9,924,982
KBW Inc.(a)(b)	2,131	49,013
Knight Capital Group Inc. Class A(a)	6,995	112,969
LaBranche & Co. Inc.(a)	4,094	19,610
Legg Mason Inc.	11,930	261,386
MarketAxess Holdings Inc.(a)	2,643	21,567
MF Global Ltd.(a)	4,193	8,554
Morgan Stanley	88,469	1,419,043
NASDAQ OMX Group Inc. (The)(a)	5,203	128,566
National Financial Partners Corp.(b)	3,340	10,154
Nelnet Inc. Class A	1,512	21,667
NewStar Financial Inc.(a)	1,791	7,146
NYSE Euronext Inc.	8,872	242,915
Ocwen Financial Corp.(a)(b)	3,320	30,478
Penson Worldwide Inc.(a)	1,421	10,828
Piper Jaffray Companies(a)	1,621	64,451
Portfolio Recovery Associates Inc.(a)(b)	428	14,484
Raymond James Financial Inc.	8,079	138,393
Sanders Morris Harris Group Inc.	1,747	10,465
SLM Corp.(a)	4,499	40,041
Stifel Financial Corp.(a)	2,078	95,276
Student Loan Corp. (The)	339	13,899
SWS Group Inc.	2,166	41,046
Thomas Weisel Partners Group Inc.(a)	2,012	9,497
U.S. Global Investors Inc. Class A	156	763
Westwood Holdings Group Inc.	83	2,358

		22,173,226
ELECTRIC—5.86%
ALLETE Inc.	2,213	71,414
Alliant Energy Corp.	9,385	273,854
Ameren Corp.	17,738	589,966
American Electric Power Co. Inc.	34,104	1,134,981
Avista Corp.	4,485	86,919
Black Hills Corp.	3,244	87,458
CenterPoint Energy Inc.	10,195	128,661
Central Vermont Public Service Corp.	979	23,359
CH Energy Group Inc.	1,296	66,601
Cleco Corp.	5,089	116,182
CMS Energy Corp.	19,123	193,334
Consolidated Edison Inc.	23,155	901,424
Constellation Energy Group Inc.	1,282	32,165

Dominion Resources Inc.	49,078	1,758,956
DPL Inc.(b)	8,907	203,436
DTE Energy Co.	13,934	497,026
Duke Energy Corp.	107,381	1,611,789
Dynegy Inc. Class A(a)	41,863	83,726
Edison International	27,670	888,760
El Paso Electric Co.(a)	3,795	68,652
Empire District Electric Co. (The)	2,807	49,403
EnerNOC Inc.(a)(b)	734	5,461
Entergy Corp.	4,781	397,445
Exelon Corp.	27,852	1,548,850
FirstEnergy Corp.	25,887	1,257,590
FPL Group Inc.	34,655	1,744,186
Great Plains Energy Inc.	10,087	194,982
Hawaiian Electric Industries Inc.	7,657	169,526
IDACORP Inc.	3,825	112,646
Integrys Energy Group Inc.	6,505	279,585
MDU Resources Group Inc.	15,655	337,835
MGE Energy Inc.	1,960	64,680
Mirant Corp.(a)	4,877	92,029
Northeast Utilities	13,182	317,159
NorthWestern Corp.	3,067	71,982
NRG Energy Inc.(a)(b)	12,397	289,222
NSTAR	9,081	331,366
NV Energy Inc.	14,557	143,969
OGE Energy Corp.	7,829	201,832
Otter Tail Corp.	3,035	70,807
Pepco Holdings Inc.	17,256	306,467
PG&E Corp.	30,339	1,174,423
Pike Electric Corp.(a)	979	12,042
Pinnacle West Capital Corp.	8,578	275,611
PNM Resources Inc.	7,395	74,542
Portland General Electric Co.	5,286	102,918
Progress Energy Inc.	22,193	884,391
Puget Energy Inc.	10,994	299,806
Reliant Energy Inc.(a)	29,651	171,383
SCANA Corp.	9,886	351,942
Southern Co. (The)	65,141	2,410,217
Synthesis Energy Systems Inc.(a)	671	456
TECO Energy Inc.	17,971	221,942
UIL Holdings Corp.	2,132	64,024
UniSource Energy Corp.	2,910	85,438
Westar Energy Inc.	8,863	181,780
Wisconsin Energy Corp.	9,913	416,148
Xcel Energy Inc.	36,521	677,465

		24,210,213
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Advanced Energy Industries Inc.(a)	2,191	21,800
Belden Inc.	2,831	59,111
China BAK Battery Inc.(a)	595	964
Coleman Cable Inc.(a)	211	956
Encore Wire Corp.	1,542	29,236
EnerSys Inc.(a)	1,575	17,325
GrafTech International Ltd.(a)	2,015	16,765
Greatbatch Inc.(a)(b)	1,933	51,147
Hubbell Inc. Class B	2,671	87,288
Insteel Industries Inc.	1,324	14,948
Littelfuse Inc.(a)	1,035	17,181
Medis Technologies Ltd.(a)	115	52
Molex Inc.	8,212	118,992
Powell Industries Inc.(a)	83	2,409
Power-One Inc.(a)(b)	6,557	7,803
Valence Technology Inc.(a)(b)	990	1,802

		447,779

ELECTRONICS—0.69%
Arrow Electronics Inc.(a)	9,731	183,332
Avnet Inc.(a)	7,146	130,129
AVX Corp.	3,795	30,132
Badger Meter Inc.	83	2,409
Bel Fuse Inc. Class B	851	18,041
Benchmark Electronics Inc.(a)	4,705	60,083
Brady Corp. Class A	4,245	101,668
Checkpoint Systems Inc.(a)	3,411	33,564
Cogent Inc.(a)	1,452	19,704
Coherent Inc.(a)	1,964	42,147
CTS Corp.	2,713	14,949
Cubic Corp.	1,317	35,822
Cymer Inc.(a)(b)	1,937	42,440
Electro Scientific Industries Inc.(a)	2,296	15,590
FEI Co.(a)	3,083	58,145
ICx Technologies Inc.(a)(b)	278	2,199
Jabil Circuit Inc.	9,171	61,904
KEMET Corp.(a)	7,840	2,117
L-1 Identity Solutions Inc.(a)	5,650	38,081
LaBarge Inc.(a)	100	1,435
Measurement Specialties Inc.(a)	1,244	8,646
Methode Electronics Inc.	3,424	23,078
Multi-Fineline Electronix Inc.(a)	91	1,064
OSI Systems Inc.(a)	275	3,809
Park Electrochemical Corp.	339	6,427
PerkinElmer Inc.	5,535	76,992
Plexus Corp.(a)	404	6,848
Rogers Corp.(a)	1,491	41,405
Sanmina-SCI Corp.(a)	30,931	14,538
Sonic Solutions Inc.(a)	467	822
Stoneridge Inc.(a)	1,363	6,215
Technitrol Inc.	3,235	11,258
Thermo Fisher Scientific Inc.(a)	23,444	798,737
Thomas & Betts Corp.(a)	4,908	117,890
TTM Technologies Inc.(a)	3,027	15,771
Tyco Electronics Ltd.	40,603	658,175
Varian Inc.(a)	132	4,423
Vishay Intertechnology Inc.(a)	15,868	54,269
Watts Water Technologies Inc. Class A	2,468	61,626
Woodward Governor Co.	1,052	24,217
Zygo Corp.(a)	1,527	10,552

		2,840,653
ENERGY - ALTERNATE SOURCES—0.01%
Aventine Renewable Energy Holdings Inc.(a)	1,368	889
Comverge Inc.(a)	151	740
GT Solar International Inc.(a)	918	2,653
Headwaters Inc.(a)	3,107	20,972
Pacific Ethanol Inc.(a)	1,155	508
Plug Power Inc.(a)	6,773	6,908

		32,670
ENGINEERING & CONSTRUCTION—0.16%
AECOM Technology Corp.(a)	865	26,581
Dycom Industries Inc.(a)	3,411	28,038
EMCOR Group Inc.(a)	3,539	79,380
Granite Construction Inc.	2,799	122,960
Insituform Technologies Inc. Class A(a)	2,250	44,302
KBR Inc.	2,713	41,238
Layne Christensen Co.(a)	1,261	30,277
Perini Corp.(a)	2,445	57,164
Sterling Construction Co. Inc.(a)	339	6,285
URS Corp.(a)	5,897	240,421

		676,646

ENTERTAINMENT—0.10%
Ascent Media Corp. Class A(a)	1,313	28,676
Bluegreen Corp.(a)	985	3,083
Churchill Downs Inc.	876	35,408
Cinemark Holdings Inc.	1,898	14,102
Great Wolf Resorts Inc.(a)	2,847	4,384
International Speedway Corp. Class A	2,771	79,611
Isle of Capri Casinos Inc.(a)	1,363	4,362
Macrovision Solutions Corp.(a)	6,441	81,479
Pinnacle Entertainment Inc.(a)	5,036	38,676
Regal Entertainment Group Class A	6,748	68,897
Six Flags Inc.(a)(b)	6,611	2,049
Speedway Motorsports Inc.	1,312	21,136
Steinway Musical Instruments Inc.(a)	499	8,737
Vail Resorts Inc.(a)(b)	148	3,937
Warner Music Group Corp.	3,500	10,570

		405,107
ENVIRONMENTAL CONTROL—0.35%
Casella Waste Systems Inc. Class A(a)	627	2,558
Energy Recovery Inc.(a)	470	3,563
Mine Safety Appliances Co.	1,811	43,301
Nalco Holding Co.	872	10,063
Republic Services Inc.	15,440	382,758
Waste Management Inc.	29,836	988,765
Waste Services Inc.(a)	1,815	11,943

		1,442,951
FOOD—2.92%
American Dairy Inc.(a)	211	3,173
Arden Group Inc. Class A	6	756
B&G Foods Inc. Class A	1,699	9,175
Cal-Maine Foods Inc.	87	2,497
Campbell Soup Co.	8,879	266,459
Chiquita Brands International Inc.(a)(b)	3,541	52,336
ConAgra Foods Inc.	38,382	633,303
Corn Products International Inc.	6,323	182,419
Dean Foods Co.(a)	2,550	45,823
Del Monte Foods Co.	16,678	119,081
Flowers Foods Inc.	2,600	63,336
Fresh Del Monte Produce Inc.(a)	3,546	79,501
General Mills Inc.	26,030	1,581,322
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	2,003	12,559
H.J. Heinz Co.	11,852	445,635
Hain Celestial Group Inc.(a)	3,056	58,339
Hershey Co. (The)	6,483	225,219
Hormel Foods Corp.	6,009	186,760
Imperial Sugar Co.	1,165	16,706
Ingles Markets Inc. Class A	1,063	18,698
J&J Snack Foods Corp.	1,196	42,912
J.M. Smucker Co. (The)	8,098	351,129
Kellogg Co.	9,063	397,413
Kraft Foods Inc. Class A	124,988	3,355,928
Kroger Co. (The)	31,231	824,811
Lance Inc.	1,747	40,076
M&F Worldwide Corp.(a)	1,020	15,759
McCormick & Co. Inc. NVS	5,971	190,236
Nash Finch Co.(b)	1,107	49,693
Ralcorp Holdings Inc.(a)	4,307	251,529
Ruddick Corp.	3,362	92,959
Safeway Inc.	37,198	884,196
Sanderson Farms Inc.	1,438	49,697
Sara Lee Corp.	59,819	585,628

Seaboard Corp.	28	33,432
Smart Balance Inc.(a)	1,196	8,133
Smithfield Foods Inc.(a)	9,863	138,772
Spartan Stores Inc.	1,649	38,339
SUPERVALU Inc.	18,203	265,764
Tootsie Roll Industries Inc.	1,363	34,906
TreeHouse Foods Inc.(a)	2,647	72,104
Tyson Foods Inc. Class A	22,067	193,307
United Natural Foods Inc.(a)	2,515	44,817
Village Super Market Inc. Class A	285	16,356
Weis Markets Inc.	979	32,924
Winn-Dixie Stores Inc.(a)	1,929	31,057

		12,044,974
FOREST PRODUCTS & PAPER—0.50%
AbitibiBowater Inc.(a)	4,395	2,066
Boise Inc.(a)	3,881	1,669
Buckeye Technologies Inc.(a)	3,559	12,955
Clearwater Paper Corp.(a)	608	5,101
Domtar Corp.(a)	41,505	69,313
International Paper Co.	36,510	430,818
Kapstone Paper and Packaging Corp.(a)	1,516	3,608
Louisiana-Pacific Corp.	8,731	13,620
MeadWestvaco Corp.	14,949	167,279
Mercer International Inc.(a)	2,975	5,712
Neenah Paper Inc.	1,235	10,917
P.H. Glatfelter Co.	3,725	34,642
Plum Creek Timber Co. Inc.	9,798	340,383
Potlatch Corp.	2,131	55,427
Rayonier Inc.	5,843	183,178
Rock-Tenn Co. Class A	2,011	68,736
Schweitzer-Mauduit International Inc.	1,491	29,850
Smurfit-Stone Container Corp.(a)	21,631	5,516
Temple-Inland Inc.	8,980	43,104
Verso Paper Corp.	1,183	1,218
Wausau Paper Corp.	3,776	43,197
Weyerhaeuser Co.	17,910	548,225

		2,076,534
GAS—0.78%
AGL Resources Inc.	6,483	203,242
Atmos Energy Corp.	7,679	181,992
Chesapeake Utilities Corp.	595	18,731
Energen Corp.	4,908	143,952
Laclede Group Inc. (The)	1,875	87,825
New Jersey Resources Corp.	3,545	139,496
Nicor Inc.	3,816	132,568
NiSource Inc.	23,095	253,352
Northwest Natural Gas Co.	2,259	99,916
Piedmont Natural Gas Co.	6,227	197,209
Sempra Energy	21,262	906,399
South Jersey Industries Inc.	2,515	100,223
Southern Union Co.	9,388	122,420
Southwest Gas Corp.	3,697	93,238
UGI Corp.	9,098	222,173
Vectren Corp.	6,894	172,419
WGL Holdings Inc.	4,182	136,710

		3,211,865
HAND & MACHINE TOOLS—0.25%
Baldor Electric Co.	3,923	70,026
Black & Decker Corp. (The)	5,203	217,537
Franklin Electric Co. Inc.	758	21,307
Kennametal Inc.	5,124	113,702
Lincoln Electric Holdings Inc.	1,149	58,519

Raser Technologies Inc.(a)(b)	1,569	5,852
Regal Beloit Corp.	2,719	103,295
Snap-On Inc.	4,874	191,938
Stanley Works (The)	6,626	225,947
Thermadyne Holdings Corp.(a)	886	6,087

		1,014,210
HEALTH CARE - PRODUCTS—3.38%
Advanced Medical Optics Inc.(a)	603	3,986
AngioDynamics Inc.(a)	1,107	15,155
Beckman Coulter Inc.	1,057	46,445
Boston Scientific Corp.(a)	118,810	919,589
Caliper Life Sciences Inc.(a)	4,012	3,892
Cantel Medical Corp.(a)	1,107	16,240
Cardiac Science Corp.(a)	1,644	12,330
CONMED Corp.(a)	2,259	54,080
Cooper Companies Inc. (The)	3,804	62,386
Covidien Ltd.	42,421	1,537,337
Datascope Corp.	42	2,194
ev3 Inc.(a)	4,777	29,140
Hanger Orthopedic Group Inc.(a)	2,667	38,698
Henry Schein Inc.(a)	549	20,143
Hill-Rom Holdings Inc.	4,563	75,107
Hologic Inc.(a)	10,835	141,613
ICU Medical Inc.(a)	399	13,223
Invacare Corp.	2,210	34,299
Inverness Medical Innovations Inc.(a)	3,240	61,268
Johnson & Johnson	176,515	10,560,892
Medical Action Industries Inc.(a)	773	7,730
NxStage Medical Inc.(a)(b)	723	1,930
OraSure Technologies Inc.(a)	261	960
Orthofix International NV(a)	979	15,008
Palomar Medical Technologies Inc.(a)	1,543	17,791
Sirona Dental Systems Inc.(a)	83	871
Symmetry Medical Inc.(a)	2,131	16,984
TomoTherapy Inc.(a)	135	321
Vital Images Inc.(a)	731	10,168
Zimmer Holdings Inc.(a)	6,408	259,011

		13,978,791
HEALTH CARE - SERVICES—1.38%
Aetna Inc.	14,627	416,869
Alliance Imaging Inc.(a)	248	1,977
AMERIGROUP Corp.(a)	4,563	134,700
AmSurg Corp.(a)	2,599	60,661
Assisted Living Concepts Inc.(a)	2,131	8,844
Brookdale Senior Living Inc.(b)	3,073	17,147
Capital Senior Living Corp.(a)	1,580	4,708
Centene Corp.(a)	3,368	66,383
Community Health Systems Inc.(a)	6,305	91,927
Coventry Health Care Inc.(a)	10,410	154,901
DaVita Inc.(a)	1,491	73,909
Ensign Group Inc. (The)	743	12,438
Five Star Quality Care Inc.(a)	2,534	3,877
Gentiva Health Services Inc.(a)	1,235	36,136
Health Management Associates Inc. Class A(a)	6,951	12,442
Health Net Inc.(a)	8,582	93,458
HealthSouth Corp.(a)	7,507	82,277
Humana Inc.(a)	6,180	230,390
IPC The Hospitalist Co. Inc.(a)	29	488
Kindred Healthcare Inc.(a)	2,405	31,313
LifePoint Hospitals Inc.(a)	4,583	104,676
Lincare Holdings Inc.(a)	550	14,811
Magellan Health Services Inc.(a)	3,423	134,045
MedCath Corp.(a)	1,363	14,230

Molina Healthcare Inc.(a)	1,272	22,400
National Healthcare Corp.	106	5,368
NightHawk Radiology Holdings Inc.(a)	1,938	9,419
Odyssey Healthcare Inc.(a)	2,279	21,081
Pediatrix Medical Group Inc.(a)	595	18,861
Quest Diagnostics Inc.	2,394	124,273
RadNet Inc.(a)	153	513
RehabCare Group Inc.(a)	1,637	24,817
Res-Care Inc.(a)	2,272	34,125
Skilled Healthcare Group Inc. Class A(a)	1,511	12,753
Sunrise Senior Living Inc.(a)	342	575
Tenet Healthcare Corp.(a)	17,580	20,217
Triple-S Management Corp. Class B(a)	1,196	13,754
UnitedHealth Group Inc.	65,833	1,751,158
Universal Health Services Inc. Class B	3,990	149,904
WellPoint Inc.(a)	40,345	1,699,735

		5,711,560
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.(a)	15,148	299,930
Resource America Inc. Class A	1,195	4,780

		304,710
HOME BUILDERS—0.32%
AMREP Corp.(a)(b)	108	3,378
Beazer Homes USA Inc.(a)	3,667	5,794
Brookfield Homes Corp.(b)	1,063	4,592
Cavco Industries Inc.(a)	124	3,334
Centex Corp.	10,478	111,486
Champion Enterprises Inc.(a)	3,372	1,888
D.R. Horton Inc.	26,846	189,801
Hovnanian Enterprises Inc. Class A(a)(b)	3,280	5,642
KB Home	6,384	86,950
Lennar Corp. Class A	11,526	99,930
M.D.C. Holdings Inc.	2,899	87,840
M/I Homes Inc.(b)	1,125	11,857
Meritage Homes Corp.(a)	2,471	30,072
NVR Inc.(a)	326	148,737
Palm Harbor Homes Inc.(a)(b)	922	4,592
Pulte Homes Inc.	13,779	150,604
Ryland Group Inc.	3,667	64,796
Skyline Corp.	645	12,894
Standard-Pacific Corp.(a)	8,268	14,717
Thor Industries Inc.(b)	2,131	28,087
Toll Brothers Inc.(a)	11,127	238,452

		1,305,443
HOME FURNISHINGS—0.10%
American Woodmark Corp.(b)	211	3,847
Audiovox Corp. Class A(a)	1,562	7,826
Ethan Allen Interiors Inc.	2,158	31,010
Furniture Brands International Inc.	3,500	7,735
Harman International Industries Inc.	1,250	20,912
Hooker Furniture Corp.	740	5,668
Kimball International Inc. Class B	2,699	23,238
La-Z-Boy Inc.	4,179	9,068
Sealy Corp.(b)	3,738	9,382
Tempur-Pedic International Inc.(b)	2,412	17,101
Universal Electronics Inc.(a)	88	1,427
Whirlpool Corp.	6,440	266,294

		403,508
HOUSEHOLD PRODUCTS & WARES—0.66%
ACCO Brands Corp.(a)	4,579	15,798
American Greetings Corp. Class A	3,684	27,888

Avery Dennison Corp.	9,056	296,403
Blyth Inc.	2,062	16,166
Central Garden & Pet Co. Class A(a)	5,262	31,046
Clorox Co. (The)	8,062	447,925
CSS Industries Inc.	727	12,897
Ennis Inc.	2,387	28,907
Fortune Brands Inc.	13,016	537,300
Helen of Troy Ltd.(a)	2,437	42,306
Jarden Corp.(a)	5,746	66,079
Kimberly-Clark Corp.	20,929	1,103,795
Prestige Brands Holdings Inc.(a)	3,168	33,422
Russ Berrie and Co. Inc.(a)	1,549	4,601
Scotts Miracle-Gro Co. (The) Class A	775	23,033
Standard Register Co. (The)	620	5,537
WD-40 Co.	776	21,953

		2,715,056
HOUSEWARES—0.06%
Libbey Inc.	211	264
National Presto Industries Inc.	339	26,103
Newell Rubbermaid Inc.	23,330	228,167

		254,534
INSURANCE—5.82%
Alleghany Corp.(a)	435	122,670
Allied World Assurance Holdings Ltd.	4,129	167,637
Allstate Corp. (The)	46,767	1,532,087
Ambac Financial Group Inc.(b)	24,854	32,310
American Equity Investment Life Holding Co.	4,491	31,437
American Financial Group Inc.	6,653	152,221
American International Group Inc.	197,985	310,836
American National Insurance Co.	1,363	100,494
American Physicians Capital Inc.	723	34,776
American Safety Insurance Holdings Ltd.(a)	897	11,849
Amerisafe Inc.(a)	1,501	30,816
AmTrust Financial Services Inc.	1,261	14,628
Aon Corp.	23,582	1,077,226
Arch Capital Group Ltd.(a)	3,934	275,773
Argo Group International Holdings Ltd.(a)	1,692	57,393
Arthur J. Gallagher & Co.	7,883	204,249
Aspen Insurance Holdings Ltd.	7,212	174,891
Assurant Inc.	10,087	302,610
Assured Guaranty Ltd.(b)	4,716	53,762
Axis Capital Holdings Ltd.	9,720	283,046
Baldwin & Lyons Inc. Class B	744	13,533
Brown & Brown Inc.	7,452	155,747
CastlePoint Holdings Ltd.	2,827	38,334
Chubb Corp.	31,035	1,582,785
CIGNA Corp.	20,623	347,498
Cincinnati Financial Corp.	12,410	360,759
Citizens Inc.(a)(b)	3,027	29,362
CNA Financial Corp.	2,274	37,385
CNA Surety Corp.(a)	1,542	29,606
Conseco Inc.(a)	15,612	80,870
Crawford & Co. Class B(a)	1,934	28,120
Delphi Financial Group Inc. Class A	3,493	64,411
Donegal Group Inc. Class A	957	16,049
EMC Insurance Group Inc.	595	15,262
Employers Holdings Inc.	3,945	65,092
Endurance Specialty Holdings Ltd.	4,267	130,272
Enstar Group Ltd.(a)	211	12,479
Erie Indemnity Co. Class A	2,515	94,639
Everest Re Group Ltd.	5,291	402,857
FBL Financial Group Inc. Class A	995	15,373
Fidelity National Financial Inc.	18,198	323,014

First Acceptance Corp.(a)	1,619	4,695
First American Corp.	7,865	227,220
First Mercury Financial Corp.(a)	1,023	14,588
Flagstone Reinsurance Holdings Ltd.	2,546	24,874
FPIC Insurance Group Inc.(a)	745	32,616
Genworth Financial Inc. Class A	37,017	104,758
Greenlight Capital Re Ltd. Class A(a)	2,435	31,631
Hallmark Financial Services Inc.(a)	427	3,745
Hanover Insurance Group Inc. (The)	4,372	187,865
Harleysville Group Inc.	1,107	38,446
Hartford Financial Services Group Inc. (The)	26,634	437,330
HCC Insurance Holdings Inc.	9,875	264,156
Horace Mann Educators Corp.	3,435	31,568
Independence Holding Co.	595	2,148
Infinity Property and Casualty Corp.	1,248	58,319
IPC Holdings Ltd.	4,032	120,557
Kansas City Life Insurance Co.	428	18,554
Life Partners Holdings Inc.	83	3,622
Lincoln National Corp.	21,934	413,237
Loews Corp.	26,663	753,230
Maiden Holdings Ltd.	4,179	13,080
Markel Corp.(a)	840	251,160
Marsh & McLennan Companies Inc.	43,447	1,054,459
Max Capital Group Ltd.	4,772	84,464
MBIA Inc.(a)(b)	18,074	73,561
Meadowbrook Insurance Group Inc.	4,877	31,408
Mercury General Corp.	2,259	103,891
MetLife Inc.	42,859	1,494,065
MGIC Investment Corp.(b)	10,579	36,815
Montpelier Re Holdings Ltd.	7,894	132,540
National Interstate Corp.	677	12,098
National Western Life Insurance Co. Class A	180	30,451
Nationwide Financial Services Inc. Class A	3,923	204,820
Navigators Group Inc. (The)(a)	1,110	60,950
NYMAGIC Inc.	274	5,220
Odyssey Re Holdings Corp.	1,901	98,491
Old Republic International Corp.	19,636	234,061
OneBeacon Insurance Group Ltd.	2,044	21,339
PartnerRe Ltd.	4,617	329,054
Phoenix Companies Inc. (The)	9,814	32,092
Platinum Underwriters Holdings Ltd.	4,136	149,227
PMA Capital Corp. Class A(a)	3,049	21,587
PMI Group Inc. (The)	7,683	14,982
Presidential Life Corp.	2,027	20,047
Primus Guaranty Ltd.(a)(b)	1,308	1,491
Principal Financial Group Inc.	22,055	497,781
ProAssurance Corp.(a)	2,710	143,034
Progressive Corp. (The)	57,540	852,167
Protective Life Corp.	5,903	84,708
Prudential Financial Inc.	30,506	923,112
Radian Group Inc.	7,468	27,482
Reinsurance Group of America Inc.	5,854	250,668
RenaissanceRe Holdings Ltd.	5,229	269,607
RLI Corp.	1,577	96,449
Safety Insurance Group Inc.	1,363	51,876
SeaBright Insurance Holdings Inc.(a)	1,943	22,811
Selective Insurance Group Inc.	4,507	103,346
StanCorp Financial Group Inc.	4,139	172,886
State Auto Financial Corp.	1,131	33,998
Stewart Information Services Corp.	1,365	32,064
Torchmark Corp.	7,174	320,678
Transatlantic Holdings Inc.	1,747	69,985
Travelers Companies Inc. (The)	51,345	2,320,794
United America Indemnity Ltd. Class A(a)	1,706	21,854
United Fire & Casualty Co.	1,907	59,250

Unitrin Inc.	3,481	55,487
Universal American Corp.(a)	3,548	31,293
Unum Group	29,565	549,909
Validus Holdings Ltd.	5,420	141,787
W.R. Berkley Corp.	11,588	359,228
Wesco Financial Corp.	116	33,396
White Mountains Insurance Group Ltd.	743	198,463
XL Capital Ltd. Class A	28,118	104,037
Zenith National Insurance Corp.	3,116	98,372

		24,025,192
INTERNET—0.45%
Ariba Inc.(a)	1,021	7,361
Avocent Corp.(a)	3,843	68,828
DealerTrack Holdings Inc.(a)	940	11,177
Expedia Inc.(a)	17,496	144,167
HLTH Corp.(a)	6,325	66,160
HSW International Inc.(a)	547	208
i2 Technologies Inc.(a)(b)	1,449	9,259
IAC/InterActiveCorp.(a)	6,785	106,728
iBasis Inc.(a)	2,657	3,746
InfoSpace Inc.	1,502	11,340
Internap Network Services Corp.(a)	2,131	5,328
Internet Brands Inc. Class A(a)	1,107	6,443
Internet Capital Group Inc.(a)	1,257	6,851
Interwoven Inc.(a)	765	9,639
Keynote Systems Inc.(a)	981	7,564
Liberty Media Corp. - Liberty Interactive Group Series A(a)	50,674	158,103
McAfee Inc.(a)	1,388	47,983
ModusLink Global Solutions Inc.(a)	3,965	11,459
Orbitz Worldwide Inc.(a)	2,900	11,252
PCTEL Inc.	670	4,402
Perficient Inc.(a)	2,703	12,920
Rackspace Hosting Inc.(a)	417	2,243
RealNetworks Inc.(a)	4,581	16,171
S1 Corp.(a)	1,031	8,135
Safeguard Scientifics Inc.(a)	11,296	7,794
SonicWALL Inc.(a)	4,483	17,842
Sourcefire Inc.(a)	339	1,898
SupportSoft Inc.(a)	1,236	2,756
Symantec Corp.(a)	71,347	964,611
TheStreet.com Inc.	614	1,781
TIBCO Software Inc.(a)	15,763	81,810
United Online Inc.	6,552	39,771
Vignette Corp.(a)	1,235	11,621
Web.com Group Inc.(a)	1,801	6,592
Websense Inc.(a)	370	5,539

		1,879,482
INVESTMENT COMPANIES—0.11%
Allied Capital Corp.(b)	15,269	41,074
American Capital Ltd.	17,235	55,841
Apollo Investment Corp.	12,024	111,943
Ares Capital Corp.	8,203	51,925
BlackRock Kelso Capital Corp.	873	8,608
Capital Southwest Corp.	276	29,852
Fifth Street Finance Corp.	758	5,723
Gladstone Capital Corp.	1,954	15,808
Gladstone Investment Corp.	1,875	9,206
Harris & Harris Group Inc.(a)(b)	1,964	7,758
Hercules Technology Growth Capital Inc.(b)	3,051	24,164
Kayne Anderson Energy Development Co.	939	7,052
Kohlberg Capital Corp.	1,363	4,961
MCG Capital Corp.	6,867	4,876

Medallion Financial Corp.	1,256	9,583
MVC Capital Inc.	2,272	24,924
NGP Capital Resources Co.	2,068	17,309
Patriots Capital Funding Inc.	1,747	6,359
PennantPark Investment Corp.	1,781	6,429
Prospect Energy Corp.	2,698	32,295

		475,690
IRON & STEEL—0.34%
Carpenter Technology Corp.	3,555	73,020
China Precision Steel Inc.(a)(b)	1,451	1,814
Gibraltar Industries Inc.	2,339	27,928
Nucor Corp.	21,117	975,605
Olympic Steel Inc.	162	3,300
Reliance Steel & Aluminum Co.	5,331	106,300
Schnitzer Steel Industries Inc. Class A	1,580	59,487
Steel Dynamics Inc.	10,066	112,538
Sutor Technology Group Ltd.(a)	298	688
United States Steel Corp.	528	19,642
Universal Stainless & Alloy Products Inc.(a)	513	7,433

		1,387,755
LEISURE TIME—0.25%
Brunswick Corp.	7,405	31,175
Callaway Golf Co.	5,715	53,092
Carnival Corp.	29,401	715,032
Harley-Davidson Inc.	2,259	38,335
Interval Leisure Group Inc.(a)	2,711	14,612
Marine Products Corp.	939	5,277
Nautilus Inc.(a)	1,836	4,058
Polaris Industries Inc.	339	9,712
Royal Caribbean Cruises Ltd.	11,549	158,799

		1,030,092
LODGING—0.07%
Ameristar Casinos Inc.	2,148	18,559
Boyd Gaming Corp.	4,222	19,970
Choice Hotels International Inc.(b)	1,686	50,681
Gaylord Entertainment Co.(a)(b)	3,453	37,431
Lodgian Inc.(a)	1,759	3,747
Marcus Corp.	1,747	28,354
MGM MIRAGE(a)(b)	619	8,517
Monarch Casino & Resort Inc.(a)	615	7,165
Morgans Hotel Group Co.(a)	228	1,062
Orient-Express Hotels Ltd. Class A	496	3,799
Riviera Holdings Corp.(a)	467	1,401
Wyndham Worldwide Corp.	14,954	97,949

		278,635
MACHINERY—0.19%
AGCO Corp.(a)	2,092	49,350
Alamo Group Inc.	523	7,819
Albany International Corp. Class A	2,527	32,447
Applied Industrial Technologies Inc.	2,476	46,846
Astec Industries Inc.(a)	116	3,634
Briggs & Stratton Corp.(b)	4,111	72,312
Cascade Corp.	729	21,768
Columbus McKinnon Corp.(a)	1,429	19,506
Flowserve Corp.	2,718	139,977
Gardner Denver Inc.(a)	4,438	103,583
Gerber Scientific Inc.(a)	2,169	11,084
Hurco Companies Inc.(a)	542	6,504
IDEX Corp.	772	18,644
Intevac Inc.(a)	1,834	9,298
Kadant Inc.(a)	1,235	16,648

NACCO Industries Inc.	489	18,293
Park-Ohio Holdings Corp.(a)	741	4,572
Robbins & Myers Inc.	994	16,073
Sauer-Danfoss Inc.	94	823
Tecumseh Products Co. Class A(a)(b)	1,449	13,881
Tennant Co.	98	1,509
Terex Corp.(a)	8,168	141,470
Twin Disc Inc.	657	4,527
Wabtec Corp.	536	21,306
Zebra Technologies Corp. Class A(a)	363	7,354

		789,228
MANUFACTURING—4.69%
A.O. Smith Corp.	1,708	50,420
Actuant Corp. Class A	424	8,064
Acuity Brands Inc.	467	16,303
American Railcar Industries Inc.	169	1,780
Ameron International Corp.	609	38,318
AptarGroup Inc.	4,691	165,311
AZZ Inc.(a)	610	15,311
Blount International Inc.(a)	3,154	29,900
Carlisle Companies Inc.	4,597	95,158
Ceradyne Inc.(a)	2,259	45,880
CLARCOR Inc.	1,631	54,117
Cooper Industries Ltd.	3,539	103,445
Crane Co.	4,307	74,253
Danaher Corp.	6,474	366,493
Dover Corp.	2,003	65,939
Eastman Kodak Co.	23,106	152,037
Eaton Corp.	7,702	382,866
EnPro Industries Inc.(a)	1,504	32,396
Federal Signal Corp.	3,941	32,356
FreightCar America Inc.	901	16,461
General Electric Co.	894,233	14,486,575
GenTek Inc.(a)	166	2,498
Griffon Corp.(a)	3,814	35,585
Illinois Tool Works Inc.	37,790	1,324,540
Ingersoll-Rand Co. Ltd. Class A	22,034	382,290
ITT Industries Inc.	3,717	170,945
Koppers Holdings Inc.	1,652	35,716
Leggett & Platt Inc.	13,332	202,513
LSB Industries Inc.(a)	498	4,143
Lydall Inc.(a)	1,402	8,062
Matthews International Corp. Class A	142	5,209
Myers Industries Inc.	1,027	8,216
Pentair Inc.	8,403	198,899
Reddy Ice Holdings Inc.	1,548	2,229
Standex International Corp.	1,154	22,895
Teleflex Inc.	3,348	167,735
Tredegar Corp.	2,057	37,396
Trinity Industries Inc.	6,867	108,224
Tyco International Ltd.	19,795	427,572

		19,378,050
MEDIA—3.04%
A.H. Belo Corp. Class A	1,619	3,529
Belo Corp. Class A	7,051	11,000
Cablevision Systems Corp.	18,839	317,249
CBS Corp. Class B	50,259	411,621
Charter Communications Inc. Class A(a)(b)	17,479	1,430
Citadel Broadcasting Corp.(a)	15,630	2,501
CKX Inc.(a)	1,891	6,940
Comcast Corp. Class A	168,859	2,850,340
Courier Corp.	883	15,806
Cox Radio Inc. Class A(a)(b)	2,168	13,030

Crown Media Holdings Inc. Class A(a)(b)	683	1,947
Cumulus Media Inc. Class A(a)	3,223	8,025
DG FastChannel Inc.(a)	139	1,735
Discovery Communications Inc. Class C(a)	23,949	320,677
E.W. Scripps Co. (The) Class A	2,336	5,163
Entercom Communications Corp.	2,152	2,647
Entravision Communications Corp.(a)	1,949	3,040
Fisher Communications Inc.	595	12,281
Gannett Co. Inc.	19,330	154,640
Gray Television Inc.	3,923	1,569
Hearst-Argyle Television Inc.(b)	2,003	12,138
Journal Communications Inc. Class A	3,864	9,467
Lee Enterprises Inc.(b)	4,307	1,766
Liberty Global Inc. Series A(a)	13,178	209,794
Liberty Media Corp. - Liberty Capital Group Series A(a)	8,099	38,146
Lin TV Corp. Class A(a)(b)	2,525	2,752
McClatchy Co. (The) Class A(b)	5,075	4,060
McGraw-Hill Companies Inc. (The)	13,695	317,587
Media General Inc. Class A(b)	2,068	3,619
Mediacom Communications Corp. Class A(a)	3,327	14,306
Meredith Corp.(b)	3,333	57,061
New York Times Co. (The) Class A(b)	12,156	89,103
News Corp. Class A	118,009	1,072,702
Outdoor Channel Holdings Inc.(a)	1,363	10,209
Playboy Enterprises Inc. Class B(a)	782	1,689
PRIMEDIA Inc.	2,131	4,624
RHI Entertainment Inc.(a)	1,060	8,607
Scholastic Corp.	2,034	27,622
Scripps Networks Interactive Inc. Class A	7,386	162,492
Sinclair Broadcast Group Inc. Class A	3,183	9,867
Time Warner Cable Inc. Class A(a)(b)	6,673	143,136
Time Warner Inc.	270,589	2,722,125
Viacom Inc. Class B(a)	2,899	55,255
Walt Disney Co. (The)	143,215	3,249,548
Washington Post Co. (The) Class B	520	202,930

		12,575,775
METAL FABRICATE & HARDWARE—0.14%
A.M. Castle & Co.	1,395	15,108
Ampco-Pittsburgh Corp.	223	4,839
CIRCOR International Inc.	172	4,730
Commercial Metals Co.	9,644	114,474
Haynes International Inc.(a)	755	18,588
L.B. Foster Co. Class A(a)	932	29,153
Ladish Co. Inc.(a)	1,252	17,340
Lawson Products Inc.	394	9,003
Mueller Industries Inc.	2,914	73,083
Mueller Water Products Inc. Class A	9,871	82,916
NN Inc.	239	547
Northwest Pipe Co.(a)	852	36,304
Timken Co. (The)	6,627	130,088
TriMas Corp.(a)	1,252	1,728
Worthington Industries Inc.	4,459	49,138

		587,039
MINING—0.52%
Alcoa Inc.	15,571	175,329
Allied Nevada Gold Corp.(a)	467	2,363
AMCOL International Corp.	1,439	30,147
Apex Silver Mines Ltd.(a)(b)	3,981	3,901
Brush Engineered Materials Inc.(a)	1,747	22,222
Century Aluminum Co.(a)	1,494	14,940
Coeur d’Alene Mines Corp.(a)	46,574	40,985
Compass Minerals International Inc.	1,306	76,610

Freeport-McMoRan Copper & Gold Inc.	32,548	795,473
General Moly Inc.(a)	992	1,171
Hecla Mining Co.(a)	14,352	40,186
Horsehead Holding Corp.(a)	2,952	13,874
Kaiser Aluminum Corp.	1,363	30,695
Royal Gold Inc.	2,472	121,647
RTI International Metals Inc.(a)	1,944	27,819
Stillwater Mining Co.(a)	2,416	11,935
Titanium Metals Corp.	5,907	52,041
United States Lime & Minerals Inc.(a)	83	1,988
Uranium Resources Inc.(a)	932	718
USEC Inc.(a)(b)	6,523	29,288
Vulcan Materials Co.(b)	9,276	645,424

		2,138,756
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	1,685	42,934
Xerox Corp.	76,132	606,772

		649,706
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	2,145	27,949
HNI Corp.(b)	3,431	54,347
Knoll Inc.	417	3,761
Steelcase Inc. Class A	5,242	29,460

		115,517
OIL & GAS—15.30%
Alon USA Energy Inc.	914	8,363
American Oil & Gas Inc.(a)	2,347	1,878
Anadarko Petroleum Corp.	39,751	1,532,401
Apache Corp.	28,324	2,110,988
Berry Petroleum Co. Class A	1,320	9,979
Bill Barrett Corp.(a)	1,660	35,076
BMB Munai Inc.(a)	2,860	3,975
Brigham Exploration Co.(a)	3,829	12,253
Bronco Drilling Co. Inc.(a)	2,089	13,495
Cabot Oil & Gas Corp.	4,831	125,606
Callon Petroleum Co.(a)	1,691	4,397
Cheniere Energy Inc.(a)(b)	915	2,608
Chesapeake Energy Corp.	29,529	477,484
Chevron Corp.	175,783	13,002,669
Cimarex Energy Co.	6,980	186,924
ConocoPhillips	131,084	6,790,151
Delek US Holdings Inc.	1,159	6,131
Devon Energy Corp.	37,881	2,489,161
Encore Acquisition Co.(a)	3,370	86,002
Energy XXI (Bermuda) Ltd.	9,573	7,563
ENSCO International Inc.	812	23,053
EOG Resources Inc.	5,260	350,211
EXCO Resources Inc.(a)	779	7,058
Exxon Mobil Corp.	365,967	29,215,146
Forest Oil Corp.(a)	8,245	135,960
GeoMet Inc.(a)	1,686	2,900
GMX Resources Inc.(a)	933	23,624
Gulfport Energy Corp.(a)	1,503	5,937
Harvest Natural Resources Inc.(a)	3,244	13,949
Helmerich & Payne Inc.	8,936	203,294
Marathon Oil Corp.	60,114	1,644,719
Mariner Energy Inc.(a)	2,004	20,441
Meridian Resource Corp. (The)(a)	6,026	3,435
Nabors Industries Ltd.(a)	20,584	246,390
Newfield Exploration Co.(a)	11,247	222,128
Noble Energy Inc.	13,691	673,871
Oilsands Quest Inc.(a)(b)	13,868	10,124

Parker Drilling Co.(a)	7,849	22,762
Patterson-UTI Energy Inc.	4,988	57,412
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	1,109	17,334
PetroQuest Energy Inc.(a)	1,875	12,675
Pioneer Drilling Co.(a)	3,670	20,442
Pioneer Natural Resources Co.	10,195	164,955
Plains Exploration & Production Co.(a)	800	18,592
Precision Drilling Trust	1,930	16,193
Pride International Inc.(a)	4,051	64,735
Quest Resource Corp.(a)	124	55
RAM Energy Resources Inc.(a)	1,527	1,344
Rosetta Resources Inc.(a)	4,348	30,784
Rowan Companies Inc.	6,188	98,389
St. Mary Land & Exploration Co.	3,053	62,006
Stone Energy Corp.(a)	2,407	26,525
Sunoco Inc.	4,011	174,318
Swift Energy Co.(a)	2,581	43,387
Tesoro Corp.	8,275	108,982
Toreador Resources Corp.(a)	1,408	7,730
TXCO Resources Inc.(a)	2,963	4,415
Unit Corp.(a)	979	26,159
VAALCO Energy Inc.(a)	3,799	28,265
Valero Energy Corp.	44,882	971,246
Western Refining Inc.	2,525	19,594
XTO Energy Inc.	41,855	1,476,226

		63,183,869
OIL & GAS SERVICES—0.25%
Allis-Chalmers Energy Inc.(a)	2,348	12,914
BJ Services Co.	25,051	292,345
Cal Dive International Inc.(a)	3,468	22,577
Complete Production Services Inc.(a)	4,059	33,081
Dawson Geophysical Co.(a)	223	3,972
Exterran Holdings Inc.(a)	5,587	119,003
Geokinetics Inc.(a)	211	521
Global Industries Ltd.(a)(b)	3,539	12,351
Helix Energy Solutions Group Inc.(a)	7,083	51,281
Hercules Offshore Inc.(a)	7,513	35,687
Hornbeck Offshore Services Inc.(a)	1,959	32,010
Key Energy Services Inc.(a)	8,824	38,914
Lufkin Industries Inc.	851	29,360
Newpark Resources Inc.(a)	7,595	28,102
Oil States International Inc.(a)	1,411	26,372
SEACOR Holdings Inc.(a)	1,551	103,374
Superior Well Services Inc.(a)	556	5,560
Tidewater Inc.	4,192	168,812
Trico Marine Services Inc.(a)(b)	1,111	4,966
Union Drilling Inc.(a)	877	4,552

		1,025,754
PACKAGING & CONTAINERS—0.39%
Ball Corp.	7,122	296,204
Bemis Co. Inc.	8,502	201,327
BWAY Holding Co.(a)	151	1,202
Owens-Illinois Inc.(a)	10,209	279,012
Packaging Corp. of America	6,739	90,707
Pactiv Corp.(a)	11,154	277,512
Sealed Air Corp.	13,612	203,363
Silgan Holdings Inc.	1,107	52,926
Sonoco Products Co.	8,497	196,791

		1,599,044
PHARMACEUTICALS—5.96%
AmerisourceBergen Corp.	11,969	426,815

BioForm Medical Inc.(a)	96	87
Bristol-Myers Squibb Co.	14,660	340,845
Cardinal Health Inc.	7,621	262,696
Cypress Bioscience Inc.(a)	597	4,083
Eli Lilly and Co.	76,919	3,097,528
Emergent BioSolutions Inc.(a)	272	7,102
Endo Pharmaceuticals Holdings Inc.(a)	979	25,337
Forest Laboratories Inc.(a)	23,564	600,175
Hospira Inc.(a)	11,668	312,936
Jazz Pharmaceuticals Inc.(a)	83	160
King Pharmaceuticals Inc.(a)	20,992	222,935
Mannatech Inc.(b)	1,122	2,749
MannKind Corp.(a)(b)	2,453	8,414
Merck & Co. Inc.	130,291	3,960,846
Mylan Inc.(a)(b)	21,104	208,719
Nabi Biopharmaceuticals(a)	4,691	15,715
NBTY Inc.(a)	2,285	35,760
Omega Protein Corp.(a)	1,552	6,224
Omnicare Inc.	8,412	233,517
Par Pharmaceutical Companies Inc.(a)	2,920	39,157
Pfizer Inc.	574,941	10,182,205
PharMerica Corp.(a)	2,572	40,303
Salix Pharmaceuticals Ltd.(a)	4,051	35,770
Schiff Nutrition International Inc.(a)	740	4,418
Star Scientific Inc.(a)(b)	4,440	17,005
Valeant Pharmaceuticals International(a)(b)	2,850	65,265
ViroPharma Inc.(a)	6,677	86,935
Watson Pharmaceuticals Inc.(a)	4,468	118,715
Wyeth	113,336	4,251,233

		24,613,649
PIPELINES—0.48%
El Paso Corp.	47,020	368,167
National Fuel Gas Co.	6,868	215,174
ONEOK Inc.	8,787	255,877
Questar Corp.	9,220	301,402
Spectra Energy Corp.	53,757	846,135

		1,986,755
REAL ESTATE—0.07%
Avatar Holdings Inc.(a)(b)	537	14,241
CB Richard Ellis Group Inc. Class A(a)	11,951	51,628
Consolidated-Tomoka Land Co.	154	5,881
Forestar Group Inc.(a)	2,786	26,523
FX Real Estate and Entertainment Inc.(a)	83	12
Grubb & Ellis Co.	467	579
Hilltop Holdings Inc.(a)	3,801	37,022
Jones Lang LaSalle Inc.	2,927	81,078
Meruelo Maddux Properties Inc.(a)	4,307	5,341
Resource Capital Corp.	2,061	7,894
St. Joe Co. (The)(a)(b)	1,251	30,424
Stratus Properties Inc.(a)	428	5,333
Thomas Properties Group Inc.	1,621	4,198
United Capital Corp.(a)	151	2,739

		272,893
REAL ESTATE INVESTMENT TRUSTS—2.95%
Acadia Realty Trust	1,405	20,049
Agree Realty Corp.	723	13,108
Alexander’s Inc.	65	16,569
Alexandria Real Estate Equities Inc.	2,712	163,642
AMB Property Corp.	8,421	197,220
American Campus Communities Inc.	3,667	75,100
American Capital Agency Corp.(b)	812	17,344
Annaly Capital Management Inc.	45,646	724,401

Anthracite Capital Inc.(b)	4,633	10,332
Anworth Mortgage Asset Corp.	7,587	48,784
Apartment Investment and Management Co. Class A	5,371	62,035
Arbor Realty Trust Inc.	1,363	4,021
Ashford Hospitality Trust Inc.	6,541	7,522
AvalonBay Communities Inc.	6,571	398,071
BioMed Realty Trust Inc.	6,914	81,032
Boston Properties Inc.	10,196	560,780
Brandywine Realty Trust	7,407	57,108
BRE Properties Inc. Class A	4,071	113,907
Camden Property Trust	1,649	51,680
Capital Trust Inc. Class A	1,324	4,766
CapitalSource Inc.	16,545	76,438
CapLease Inc.	4,063	7,029
Capstead Mortgage Corp.	4,672	50,317
Care Investment Trust Inc.	1,122	8,740
CBL & Associates Properties Inc.(b)	5,607	36,446
Cedar Shopping Centers Inc.	3,236	22,911
Chimera Investment Corp.	11,563	39,892
Cogdell Spencer Inc.	892	8,349
Colonial Properties Trust	4,051	33,745
Corporate Office Properties Trust	3,607	110,735
DCT Industrial Trust Inc.	14,508	73,410
Developers Diversified Realty Corp.	10,113	49,351
DiamondRock Hospitality Co.	7,980	40,459
Digital Realty Trust Inc.	2,003	65,799
Douglas Emmett Inc.	10,343	135,080
Duke Realty Corp.	12,400	135,904
DuPont Fabros Technology Inc.	404	836
EastGroup Properties Inc.	1,443	51,342
Education Realty Trust Inc.	2,604	13,593
Entertainment Properties Trust	2,807	83,649
Equity Lifestyle Properties Inc.	618	23,706
Equity One Inc.(b)	2,722	48,179
Equity Residential	22,951	684,399
Essex Property Trust Inc.	1,690	129,708
Extra Space Storage Inc.	7,264	74,964
Federal Realty Investment Trust	3,539	219,701
FelCor Lodging Trust Inc.	5,331	9,809
First Industrial Realty Trust Inc.	3,745	28,275
First Potomac Realty Trust	2,273	21,139
Franklin Street Properties Corp.	5,075	74,856
General Growth Properties Inc.(b)	9,071	11,702
Getty Realty Corp.	1,491	31,400
Glimcher Realty Trust	3,195	8,978
Gramercy Capital Corp.	3,283	4,202
Hatteras Financial Corp.	1,314	34,952
HCP Inc.	18,942	526,019
Health Care REIT Inc.	7,706	325,193
Healthcare Realty Trust Inc.	5,077	119,208
Hersha Hospitality Trust	3,807	11,421
Highwoods Properties Inc.	5,167	141,369
Home Properties Inc.	1,527	61,996
Hospitality Properties Trust	7,943	118,112
Host Hotels & Resorts Inc.	44,650	338,001
HRPT Properties Trust	19,060	64,232
Inland Real Estate Corp.	3,283	42,613
Investors Real Estate Trust	4,785	51,247
iStar Financial Inc.(b)	11,364	25,342
JER Investors Trust Inc.(b)	2,016	1,875
Kilroy Realty Corp.	2,521	84,353
Kimco Realty Corp.	18,450	337,266
Kite Realty Group Trust	1,824	10,141
LaSalle Hotel Properties	3,411	37,692

Lexington Realty Trust	4,588	22,940
Liberty Property Trust	8,373	191,156
LTC Properties Inc.	1,964	39,830
Mack-Cali Realty Corp.	5,587	136,882
Maguire Properties Inc.(a)(b)	3,233	4,720
Medical Properties Trust Inc.	5,611	35,405
MFA Mortgage Investments Inc.	16,981	100,018
Mid-America Apartment Communities Inc.	979	36,380
Mission West Properties Inc.	1,830	14,000
Monmouth Real Estate Investment Corp. Class A	1,672	11,704
National Health Investors Inc.	1,809	49,621
National Retail Properties Inc.	6,751	116,050
Nationwide Health Properties Inc.(b)	7,395	212,384
Newcastle Investment Corp.(b)	4,691	3,940
NorthStar Realty Finance Corp.(b)	4,699	18,373
Omega Healthcare Investors Inc.	6,150	98,216
One Liberty Properties Inc.	675	5,940
Parkway Properties Inc.	1,296	23,328
Pennsylvania Real Estate Investment Trust	3,003	22,372
Post Properties Inc.	3,729	61,529
ProLogis	22,355	310,511
PS Business Parks Inc.	904	40,373
Public Storage	10,737	853,592
RAIT Financial Trust(b)	5,109	13,283
Ramco-Gershenson Properties Trust	1,363	8,423
Realty Income Corp.(b)	8,564	198,257
Redwood Trust Inc.	2,777	41,405
Regency Centers Corp.	5,982	279,359
Saul Centers Inc.	287	11,337
Senior Housing Properties Trust	9,744	174,612
SL Green Realty Corp.	5,013	129,837
Sovran Self Storage Inc.	1,875	67,500
Strategic Hotels & Resorts Inc.	6,292	10,571
Sun Communities Inc.	496	6,944
Sunstone Hotel Investors Inc.	3,773	23,355
UDR Inc.	10,842	149,511
Universal Health Realty Income Trust	930	30,606
Urstadt Biddle Properties Inc. Class A	1,347	21,458
U-Store-It Trust	4,329	19,264
Ventas Inc.	9,144	306,964
Vornado Realty Trust	11,559	697,586
Washington Real Estate Investment Trust	2,177	61,609
Weingarten Realty Investors(b)	6,288	130,099
Winthrop Realty Trust	935	10,135

		12,174,925
RETAIL—3.67%
AFC Enterprises Inc.(a)	1,107	5,192
American Eagle Outfitters Inc.	4,435	41,512
America’s Car-Mart Inc.(a)	812	11,214
AnnTaylor Stores Corp.(a)	3,155	18,204
Asbury Automotive Group Inc.	2,846	13,006
AutoNation Inc.(a)(b)	9,721	96,043
Barnes & Noble Inc.(b)	3,058	45,870
Bebe Stores Inc.	2,519	18,817
Bed Bath & Beyond Inc.(a)	3,874	98,477
Big 5 Sporting Goods Corp.	1,875	9,769
BJ’s Restaurants Inc.(a)	339	3,651
BJ’s Wholesale Club Inc.(a)(b)	5,075	173,870
Blockbuster Inc. Class A(a)(b)	15,402	19,407
Bob Evans Farms Inc.	2,643	53,996
Borders Group Inc.(a)	2,445	978
Brown Shoe Co. Inc.	3,578	30,306
Build-A-Bear Workshop Inc.(a)	1,404	6,823
Cabela’s Inc. Class A(a)(b)	3,161	18,429

Cache Inc.(a)	339	685
California Pizza Kitchen Inc.(a)	428	4,588
Casey’s General Stores Inc.	4,307	98,070
Cash America International Inc.	1,379	37,716
Casual Male Retail Group Inc.(a)	3,155	1,641
Cato Corp. Class A	2,075	31,333
CEC Entertainment Inc.(a)	229	5,553
Charlotte Russe Holding Inc.(a)	1,491	9,677
Charming Shoppes Inc.(a)	9,576	23,365
Chico’s FAS Inc.(a)	10,248	42,837
Children’s Place Retail Stores Inc. (The)(a)	2,003	43,425
Christopher & Banks Corp.	979	5,482
Collective Brands Inc.(a)	5,404	63,335
Conn’s Inc.(a)(b)	683	5,792
Cracker Barrel Old Country Store Inc.	605	12,457
CVS Caremark Corp.	55,831	1,604,583
Dillard’s Inc. Class A(b)	4,841	19,219
Domino’s Pizza Inc.(a)	3,316	15,618
Dress Barn Inc.(a)	3,804	40,855
DSW Inc. Class A(a)	489	6,093
Einstein Noah Restaurant Group Inc.(a)	211	1,213
Family Dollar Stores Inc.	10,930	284,945
Finish Line Inc. (The) Class A	2,472	13,843
First Cash Financial Services Inc.(a)	109	2,078
Foot Locker Inc.	13,085	96,044
Fred’s Inc.	3,198	34,410
Gap Inc. (The)	21,036	281,672
Genesco Inc.(a)(b)	1,670	28,256
Group 1 Automotive Inc.	2,068	22,272
Haverty Furniture Companies Inc.	1,235	11,523
Home Depot Inc.	143,704	3,308,066
Hot Topic Inc.(a)	3,696	34,262
HSN Inc.(a)	2,711	19,709
Insight Enterprises Inc.(a)	3,968	27,379
J.C. Penney Co. Inc.	18,968	373,670
Jack in the Box Inc.(a)	1,883	41,595
Jo-Ann Stores Inc.(a)	2,131	33,009
Jos. A. Bank Clothiers Inc.(a)	1,235	32,295
Kenneth Cole Productions Inc. Class A	934	6,613
Kohl’s Corp.(a)	6,298	227,988
Landry’s Restaurants Inc.(b)	1,235	14,326
Limited Brands Inc.	7,799	78,302
Lowe’s Companies Inc.	117,925	2,537,746
Luby’s Inc.(a)	1,823	7,638
Macy’s Inc.	35,585	368,305
MarineMax Inc.(a)	1,527	5,177
McDonald’s Corp.	8,995	559,399
Men’s Wearhouse Inc. (The)	3,874	52,454
Movado Group Inc.	1,288	12,094
New York & Co. Inc.(a)	1,651	3,830
99 Cents Only Stores(a)	1,937	21,171
Nu Skin Enterprises Inc. Class A	1,565	16,323
O’Charley’s Inc.	1,580	3,160
Office Depot Inc.(a)	23,123	68,907
OfficeMax Inc.	6,418	49,034
O’Reilly Automotive Inc.(a)(b)	7,269	223,449
P.F. Chang’s China Bistro Inc.(a)	143	2,994
Pacific Sunwear of California Inc.(a)	5,999	9,538
Pantry Inc. (The)(a)	1,452	31,145
Papa John’s International Inc.(a)	415	7,648
PC Connection Inc.(a)	681	3,487
PC Mall Inc.(a)	166	666
Penske Automotive Group Inc.	3,443	26,442
Pep Boys - Manny, Moe & Jack (The)	3,923	16,202
Pier 1 Imports Inc.(a)	6,568	2,430

RadioShack Corp.	11,092	132,438
Red Robin Gourmet Burgers Inc.(a)	151	2,541
Regis Corp.	3,667	53,282
Retail Ventures Inc.(a)	2,319	8,047
Rex Stores Corp.(a)	752	6,069
Rite Aid Corp.(a)(b)	42,972	13,321
Ruby Tuesday Inc.(a)	4,372	6,820
Rush Enterprises Inc. Class A(a)	3,101	26,576
Ruth’s Hospitality Group Inc.(a)	753	1,039
Saks Inc.(a)(b)	12,243	53,624
Sally Beauty Co. Inc.(a)	542	3,084
School Specialty Inc.(a)	1,570	30,018
Sears Holdings Corp.(a)(b)	4,749	184,594
Shoe Carnival Inc.(a)	627	5,988
Signet Jewelers Ltd.(b)	7,551	65,467
Sonic Automotive Inc.	2,204	8,772
Sonic Corp.(a)	795	9,675
Stage Stores Inc.	3,090	25,493
Staples Inc.	8,934	160,097
Steak n Shake Co. (The)(a)	2,655	15,797
Stein Mart Inc.(a)	2,180	2,463
Susser Holdings Corp.(a)	658	8,745
Syms Corp.(a)	595	5,284
Systemax Inc.	411	4,426
Talbots Inc. (The)(b)	2,173	5,193
Target Corp.	4,947	170,820
Tractor Supply Co.(a)(b)	723	26,129
Tuesday Morning Corp.(a)	2,799	4,562
Tween Brands Inc.(a)	467	2,017
Walgreen Co.	6,364	157,000
Wal-Mart Stores Inc.	36,767	2,061,158
Wendy’s/Arby’s Group Inc. Class A	4,582	22,635
Williams-Sonoma Inc.	6,795	53,409
World Fuel Services Corp.	2,429	89,873
Zale Corp.(a)(b)	2,603	8,668

		15,175,721
SAVINGS & LOANS—0.68%
Abington Bancorp Inc.	2,067	19,120
Anchor BanCorp Wisconsin Inc.	1,825	5,037
Astoria Financial Corp.	7,123	117,387
BankFinancial Corp.	1,704	17,364
Beneficial Mutual Bancorp Inc.(a)	2,648	29,790
Berkshire Hills Bancorp Inc.	1,017	31,385
Brookline Bancorp Inc.	4,947	52,686
Brooklyn Federal Bancorp Inc.	286	4,018
Capitol Federal Financial(b)	1,194	54,446
Clifton Savings Bancorp Inc.	1,115	13,224
Danvers Bancorp Inc.	851	11,378
Dime Community Bancshares Inc.	2,045	27,199
Essa Bancorp Inc.	1,435	20,277
First Financial Holdings Inc.	1,114	22,547
First Financial Northwest Inc.	1,932	18,045
First Niagara Financial Group Inc.	10,151	164,142
First Place Financial Corp.	1,634	6,258
FirstFed Financial Corp.(a)(b)	1,240	2,170
Flagstar Bancorp Inc.(a)(b)	4,179	2,967
Flushing Financial Corp.	2,003	23,956
Fox Chase Bancorp Inc.(a)	522	5,742
Guaranty Financial Group Inc.(a)(b)	7,650	19,967
Home Federal Bancorp Inc.	555	5,950
Hudson City Bancorp Inc.	28,669	457,557
Investors Bancorp Inc.(a)	3,725	50,027
Kearny Financial Corp.	1,383	17,702
Meridian Interstate Bancorp Inc.(a)	889	8,223

NASB Financial Inc.	362	9,774
New York Community Bancorp Inc.	29,045	347,378
NewAlliance Bancshares Inc.	9,181	120,914
Northwest Bancorp Inc.	1,405	30,039
OceanFirst Financial Corp.	747	12,400
Oritani Financial Corp.(a)	224	3,774
People’s United Financial Inc.	29,298	522,383
Provident Financial Services Inc.	5,075	77,648
Provident New York Bancorp	3,372	41,813
Rockville Financial Inc.	851	11,888
Roma Financial Corp.	605	7,617
Sovereign Bancorp Inc.(a)	37,518	111,804
TFS Financial Corp.	7,354	94,867
United Community Financial Corp.	2,572	2,315
United Financial Bancorp Inc.	1,502	22,740
ViewPoint Financial Group	83	1,332
Washington Federal Inc.	7,422	111,033
Waterstone Financial Inc.(a)	851	2,851
Westfield Financial Inc.	2,679	27,647
WSFS Financial Corp.	484	23,227

		2,792,008
SEMICONDUCTORS—0.59%
Actel Corp.(a)	2,048	24,003
Advanced Micro Devices Inc.(a)	44,883	96,947
Amkor Technology Inc.(a)	8,073	17,599
Applied Micro Circuits Corp.(a)	4,051	15,920
Asyst Technologies Inc.(a)	3,706	927
Atmel Corp.(a)	13,651	42,728
Axcelis Technologies Inc.(a)	8,213	4,189
Bookham Inc.(a)	8,531	3,839
Brooks Automation Inc.(a)	5,637	32,751
CEVA Inc.(a)	467	3,269
Cirrus Logic Inc.(a)	1,799	4,821
Cohu Inc.	1,809	21,979
Cree Inc.(a)	4,450	70,622
DSP Group Inc.(a)	2,003	16,064
Emulex Corp.(a)	7,135	49,802
Entegris Inc.(a)	9,498	20,801
Entropic Communications Inc.(a)	294	147
Exar Corp.(a)	2,958	19,730
Fairchild Semiconductor International Inc. Class A(a)	10,532	51,501
FormFactor Inc.(a)	1,622	23,681
Integrated Device Technology Inc.(a)	7,965	44,684
Intel Corp.	66,158	969,876
International Rectifier Corp.(a)	4,819	65,057
Intersil Corp. Class A	6,896	63,374
IXYS Corp.	467	3,857
KLA-Tencor Corp.	920	20,047
Kopin Corp.(a)	5,214	10,637
Lam Research Corp.(a)	898	19,109
Lattice Semiconductor Corp.(a)	4,819	7,277
LSI Corp.(a)	13,042	42,908
LTX-Credence Corp.(a)	10,323	2,787
Mattson Technology Inc.(a)	4,140	5,837
Micron Technology Inc.(a)	56,284	148,590
MIPS Technologies Inc. Class A(a)	3,244	3,601
MKS Instruments Inc.(a)	3,938	58,243
Novellus Systems Inc.(a)	5,901	72,818
OmniVision Technologies Inc.(a)	3,756	19,719
Photronics Inc.(a)	3,923	7,650
PLX Technology Inc.(a)	121	208
PMC-Sierra Inc.(a)	7,596	36,917
QLogic Corp.(a)	11,180	150,259
Rudolph Technologies Inc.(a)	2,387	8,426

Semitool Inc.(a)	339	1,034
Semtech Corp.(a)	287	3,234
SiRF Technology Holdings Inc.(a)	5,127	6,563
Skyworks Solutions Inc.(a)	4,691	25,988
Spansion Inc. Class A(a)	10,737	2,032
Standard Microsystems Corp.(a)	857	14,003
Teradyne Inc.(a)	5,410	22,830
Transmeta Corp.(a)	93	1,693
TriQuint Semiconductor Inc.(a)	12,048	41,445
Ultra Clean Holdings Inc.(a)	1,560	3,136
Veeco Instruments Inc.(a)	420	2,663
Zoran Corp.(a)	4,379	29,909

		2,437,731
SOFTWARE—0.36%
Acxiom Corp.	5,164	41,880
American Software Inc. Class A	647	3,041
Avid Technology Inc.(a)	2,550	27,821
Blackbaud Inc.	339	4,577
Bottomline Technologies Inc.(a)	2,033	14,434
CA Inc.	17,506	324,386
Computer Programs and Systems Inc.	52	1,394
Compuware Corp.(a)	8,435	56,936
CSG Systems International Inc.(a)	1,450	25,332
Deltek Inc.(a)	255	1,183
Digi International Inc.(a)	2,029	16,455
Dun & Bradstreet Corp. (The)	1,378	106,382
Epicor Software Corp.(a)	5,015	24,072
EPIQ Systems Inc.(a)	1,013	16,927
Fair Isaac Corp.	4,084	68,856
Fidelity National Information Services Inc.	12,896	209,818
IMS Health Inc.	11,989	181,753
infoGROUP Inc.	3,298	15,633
JDA Software Group Inc.(a)	2,048	26,890
Monotype Imaging Holdings Inc.(a)	339	1,966
MSC Software Corp.(a)	4,096	27,361
Novell Inc.(a)	16,373	63,691
OpenTV Corp. Class A(a)	7,763	9,548
OPNET Technologies Inc.(a)	108	1,065
Parametric Technology Corp.(a)	497	6,287
Progress Software Corp.(a)	339	6,529
Quest Software Inc.(a)	6,116	77,000
Schawk Inc.	1,235	14,153
SeaChange International Inc.(a)	2,665	19,215
Smith Micro Software Inc.(a)	467	2,597
Sybase Inc.(a)	1,059	26,231
SYNNEX Corp.(a)	1,523	17,256
THQ Inc.(a)	1,753	7,345
Trident Microsystems Inc.(a)	3,115	5,887
VeriFone Holdings Inc.(a)(b)	2,771	13,578

		1,467,479
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	365	5,263

		5,263
TELECOMMUNICATIONS—6.62%
Adaptec Inc.(a)	9,682	31,951
ADC Telecommunications Inc.(a)(b)	9,950	54,427
ADTRAN Inc.	2,080	30,950
Airvana Inc.(a)	358	2,191
Alaska Communications Systems Group Inc.	1,783	16,725
Amdocs Ltd.(a)	9,585	175,310
Anaren Inc.(a)	1,080	12,906
Anixter International Inc.(a)(b)	2,310	69,577

Applied Signal Technology Inc.	774	13,886
ARRIS Group Inc.(a)	10,363	82,386
AT&T Inc.	504,899	14,389,621
Atlantic Tele-Network Inc.	873	23,178
Black Box Corp.	1,450	37,874
Centennial Communications Corp.(a)	851	6,859
CenturyTel Inc.	8,596	234,929
Cincinnati Bell Inc.(a)	20,563	39,687
Clearwire Corp. Class A(a)(b)	608	2,997
Consolidated Communications Holdings Inc.	1,265	15,028
CPI International Inc.(a)	732	6,339
Crown Castle International Corp.(a)	19,109	335,936
EchoStar Corp.(a)	3,289	48,907
Embarq Corp.	6,227	223,923
EMS Technologies Inc.(a)	1,318	34,097
Extreme Networks Inc.(a)	8,096	18,945
FairPoint Communications Inc.(b)	7,185	23,567
FiberTower Corp.(a)	9,618	1,539
Frontier Communications Corp.	21,452	187,490
General Communication Inc. Class A(a)	3,601	29,132
GeoEye Inc.(a)	1,375	26,441
Global Crossing Ltd.(a)	1,491	11,839
Globalstar Inc.(a)	3,546	709
Globecomm Systems Inc.(a)	595	3,267
Harmonic Inc.(a)	4,392	24,639
Harris Stratex Networks Inc.(a)	2,155	11,120
Hypercom Corp.(a)	723	781
ICO Global Communications (Holdings) Ltd.(a)	5,537	6,257
IDT Corp. Class B(a)	4,622	1,849
Iowa Telecommunications Services Inc.	2,387	34,086
iPCS Inc.(a)	982	6,737
Ixia(a)	1,242	7,179
JDS Uniphase Corp.(a)	8,812	32,164
Knology Inc.(a)	2,399	12,379
Leap Wireless International Inc.(a)	4,059	109,147
Loral Space & Communications Inc.(a)	1,107	16,085
MasTec Inc.(a)	660	7,643
Motorola Inc.	191,528	848,469
MRV Communications Inc.(a)	14,113	10,867
NETGEAR Inc.(a)	2,515	28,696
Newport Corp.(a)	3,283	22,259
Novatel Wireless Inc.(a)	1,495	6,937
Oplink Communications Inc.(a)	1,196	10,286
Opnext Inc.(a)	723	1,265
ORBCOMM Inc.(a)	484	1,045
PAETEC Holding Corp.(a)	2,601	3,745
Plantronics Inc.	4,188	55,282
Polycom Inc.(a)	533	7,201
Powerwave Technologies Inc.(a)	10,707	5,354
Preformed Line Products Co.	238	10,958
Premiere Global Services Inc.(a)	748	6,440
Qwest Communications International Inc.	64,266	233,928
RCN Corp.(a)	1,491	8,797
RF Micro Devices Inc.(a)	22,240	17,347
Shenandoah Telecommunications Co.	211	5,919
ShoreTel Inc.(a)	354	1,589
Sprint Nextel Corp.(a)	235,643	431,227
Sycamore Networks Inc.(a)	14,420	38,790
Symmetricom Inc.(a)	3,987	15,749
Syniverse Holdings Inc.(a)	2,086	24,907
Tekelec(a)	4,890	65,233
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone and Data Systems Inc.	5,075	161,131
Tellabs Inc.(a)	33,619	138,510
TerreStar Corp.(a)(b)	3,441	1,376

3Com Corp.(a)	33,619	76,651
tw telecom inc.(a)	1,517	12,849
United States Cellular Corp.(a)	851	36,797
USA Mobility Inc.(a)	2,166	25,061
UTStarcom Inc.(a)(b)	8,862	16,395
Verizon Communications Inc.	242,260	8,212,614
Viasat Inc.(a)	1,696	40,840
Virgin Media Inc.	24,854	124,021
Vonage Holdings Corp.(a)(b)	723	477
Windstream Corp.	19,181	176,465

		27,348,156
TEXTILES—0.13%
Cintas Corp.	11,214	260,501
G&K Services Inc. Class A	1,675	33,869
Mohawk Industries Inc.(a)	4,721	202,861
UniFirst Corp.	1,235	36,667

		533,898
TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	6,060	176,770
JAKKS Pacific Inc.(a)	2,345	48,377
Mattel Inc.	30,612	489,792
RC2 Corp.(a)	1,447	15,439

		730,378
TRANSPORTATION—0.91%
Alexander & Baldwin Inc.	3,492	87,510
Arkansas Best Corp.(b)	1,922	57,871
Atlas Air Worldwide Holdings Inc.(a)	1,120	21,168
Bristow Group Inc.(a)	2,059	55,161
CAI International Inc.(a)	211	669
Celadon Group Inc.(a)	1,875	15,994
Con-way Inc.	3,223	85,732
DHT Maritime Inc.	1,761	9,756
Dynamex Inc.(a)	402	5,930
FedEx Corp.	26,328	1,688,941
Genesee & Wyoming Inc. Class A(a)	785	23,943
Golar LNG Ltd.	481	3,252
GulfMark Offshore Inc.(a)	423	10,063
Heartland Express Inc.	1,785	28,132
Hub Group Inc. Class A(a)	1,107	29,369
International Shipholding Corp.	512	12,969
Kansas City Southern Industries Inc.(a)	1,411	26,880
Marten Transport Ltd.(a)	1,422	26,961
Nordic American Tanker Shipping Ltd.(b)	2,092	70,605
Norfolk Southern Corp.	22,689	1,067,517
Old Dominion Freight Line Inc.(a)	723	20,577
Overseas Shipholding Group Inc.	1,884	79,335
Pacer International Inc.	1,801	18,784
Patriot Transportation Holding Inc.(a)	149	10,440
PHI Inc.(a)	375	5,254
Ryder System Inc.	3,283	127,315
Saia Inc.(a)	1,176	12,771
Teekay Corp.	3,570	70,151
Ultrapetrol (Bahamas) Ltd.(a)	2,131	6,798
Universal Truckload Services Inc.(a)	297	4,206
UTi Worldwide Inc.	807	11,572
Werner Enterprises Inc.	3,594	62,320
YRC Worldwide Inc.(a)	4,827	13,853

		3,771,799
TRUCKING & LEASING—0.05%
Aircastle Ltd.	3,945	18,857
AMERCO(a)	785	27,106

GATX Corp.	3,697	114,496
Greenbrier Companies Inc. (The)	1,499	10,298
TAL International Group Inc.	887	12,507
Textainer Group Holdings Ltd.	480	5,088

		188,352
WATER—0.14%
American States Water Co.	1,400	46,172
American Water Works Co. Inc.	5,343	111,562
Aqua America Inc.	11,379	234,294
California Water Service Group	1,669	77,492
Connecticut Water Service Inc.	684	16,149
Middlesex Water Co.	1,122	19,332
PICO Holdings Inc.(a)	1,419	37,717
SJW Corp.	1,043	31,227
Southwest Water Co.(b)	2,259	7,274

		581,219

TOTAL COMMON STOCKS
(Cost: $610,466,340)		412,148,362

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.26%

MONEY MARKET FUNDS—1.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	4,205,490	4,205,490
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	569,239	569,239
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	451,214	451,214

		5,225,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,225,943)		5,225,943

TOTAL INVESTMENTS IN SECURITIES—101.06%
(Cost: $615,692,283)		417,374,305
Other Assets, Less Liabilities—(1.06)%		(4,386,205)

NET ASSETS—100.00%		$412,988,100

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.06%
Gaiam Inc. Class A(a)	24,640	$113,837
R.H. Donnelley Corp.(a)(b)	91,002	33,671
ValueVision Media Inc. Class A(a)	74,038	24,433

		171,941
AEROSPACE & DEFENSE—0.70%
AeroVironment Inc.(a)	18,092	665,967
Argon ST Inc.(a)	18,774	354,078
Ducommun Inc.	14,141	236,155
Herley Industries Inc.(a)	26,939	330,811
Innovative Solutions and Support Inc.	20,074	79,292
Kratos Defense & Security Solutions Inc.(a)	133,037	186,252
LMI Aerospace Inc.(a)	13,073	148,640

		2,001,195
AGRICULTURE—0.20%
AgFeed Industries Inc.(a)(b)	27,702	44,600
Alico Inc.	6,742	276,355
Cadiz Inc.(a)(b)	19,527	244,283

		565,238
AIRLINES—1.35%
AirTran Holdings Inc.(a)	144,640	642,202
Allegiant Travel Co.(a)(b)	21,667	1,052,366
ExpressJet Holdings Inc.(a)	35,103	59,675
Hawaiian Holdings Inc.(a)	52,652	335,920
Pinnacle Airlines Corp.(a)(b)	26,428	44,928
Republic Airways Holdings Inc.(a)	49,291	525,935
US Airways Group Inc.(a)	155,101	1,198,931

		3,859,957
APPAREL—0.88%
American Apparel Inc.(a)(b)	52,678	104,829
Cherokee Inc.	16,504	286,344
G-III Apparel Group Ltd.(a)	22,424	143,289
Maidenform Brands Inc.(a)	33,273	337,721
Perry Ellis International Inc.(a)	16,593	105,200
Steven Madden Ltd.(a)	28,673	611,308
True Religion Apparel Inc.(a)	23,016	286,319
Unifi Inc.(a)	81,250	229,125
Weyco Group Inc.	12,337	407,738

		2,511,873
AUTO MANUFACTURERS—0.27%
Force Protection Inc.(a)	95,023	568,238

Wabash National Corp.	43,938	197,721

		765,959
AUTO PARTS & EQUIPMENT—0.71%
Amerigon Inc. Class A(a)	29,305	95,534
Amerityre Corp.(a)	34,517	8,284
ATC Technology Corp.(a)	29,513	431,775
Commercial Vehicle Group Inc.(a)	32,372	30,106
Fuel Systems Solutions Inc.(a)	16,443	538,673
Hayes Lemmerz International Inc.(a)	140,797	63,359
Miller Industries Inc.(a)	18,309	97,038
Noble International Ltd.	23,027	10,132
Spartan Motors Inc.	53,625	253,646
Standard Motor Products Inc.	24,028	83,137
Superior Industries International Inc.	28,811	303,092
Supreme Industries Inc.	23,289	19,796
Wonder Auto Technology Inc.(a)(b)	24,958	97,835

		2,032,407
BANKS—13.76%
Access National Corp.	21,567	103,306
AmericanWest Bancorporation	85,576	63,326
Ameris Bancorp	27,357	324,180
AmeriServ Financial Inc.	87,969	175,058
Arrow Financial Corp.	26,395	663,570
Bancorp Inc. (The)(a)	31,286	117,322
Bancorp Rhode Island Inc.	7,573	160,548
BancTrust Financial Group Inc.(b)	41,268	609,116
Bank of Florida Corp.(a)	33,660	141,709
Bank of Granite Corp.	38,129	93,416
Bank of the Ozarks Inc.	25,546	757,183
Banner Corp.	21,565	202,927
Boston Private Financial Holdings Inc.	66,305	453,526
Bridge Capital Holdings(a)	20,069	76,262
Bryn Mawr Bank Corp.	24,255	487,525
Cadence Financial Corp.	23,417	109,123
Camden National Corp.	11,403	307,653
Capital City Bank Group Inc.(b)	18,245	496,994
Capital Corp of the West(b)	37,131	34,903
Capitol Bancorp Ltd.	25,543	199,235
Cardinal Financial Corp.	46,537	264,796
Cascade Bancorp(b)	36,172	244,161
Cass Information Systems Inc.	11,622	354,006
Center Bancorp Inc.	24,760	202,537
Center Financial Corp.	20,644	127,373
Central Pacific Financial Corp.	38,938	390,938
Citizens & Northern Corp.	4,119	81,350
Citizens Republic Bancorp Inc.	134,819	401,761
City Bank(b)	21,867	113,708
CoBiz Financial Inc.	32,899	320,436
Columbia Bancorp(b)	30,044	60,388
Columbia Banking System Inc.	28,752	343,011
Community Bancorp(a)(b)	34,196	118,660
Community Trust Bancorp Inc.	23,532	864,801
Corus Bankshares Inc.(b)	54,462	60,453
Eagle Bancorp Inc.	1,039	5,974
Eastern Virginia Bankshares	1,274	11,224
Enterprise Financial Services Corp.(b)	20,125	306,705
EuroBancshares Inc.(a)	17,342	27,921
Financial Institutions Inc.	24,321	349,006

First Bancorp (North Carolina)	24,225	444,529
First Citizens Banc Corp.	173	1,045
First Community Bancshares Inc.	17,159	598,334
First Financial Bancorp	52,899	655,419
First Financial Corp.	21,933	899,034
First Merchants Corp.	30,139	669,387
First Regional Bancorp(a)	18,131	58,744
First Security Group Inc.	39,321	181,663
1st Source Corp.	20,458	483,423
First South Bancorp Inc.(b)	14,656	184,079
First State Bancorp	42,197	69,625
Firstbank Corp.	9,741	81,824
Firstbank Corp. Fractional(c)	55,000	5
FNB United Corp.	1,600	5,024
Gateway Financial Holdings Inc.(b)(c)	30,924	179,634
German American Bancorp Inc.	44,705	509,190
Great Southern Bancorp Inc.	15,003	171,634
Green Bancshares Inc.(b)	22,624	306,329
Guaranty Bancorp(a)	86,902	173,804
Hanmi Financial Corp.	62,093	127,912
Harleysville National Corp.	76,039	1,098,003
Heartland Financial USA Inc.	23,022	474,023
Heritage Commerce Corp.	22,270	250,315
Home Bancshares Inc.	22,699	611,738
Horizon Financial Corp.(b)	26,269	124,515
Independent Bank Corp. (Massachusetts)	26,006	680,317
Independent Bank Corp. (Michigan)	50,835	109,804
Integra Bank Corp.	36,409	49,880
Intervest Bancshares Corp.	31,339	125,043
Irwin Financial Corp.(a)(b)	43,418	56,009
Lakeland Bancorp Inc.	38,731	436,111
Lakeland Financial Corp.	25,373	604,385
LNB Bancorp Inc.(b)	32,368	170,903
Macatawa Bank Corp.(b)	25,319	87,857
MainSource Financial Group Inc.	35,118	544,329
MBT Financial Corp.	57,755	175,575
Mercantile Bank Corp.	16,805	72,261
Midwest Banc Holdings Inc.	34,566	48,392
Nara Bancorp Inc.	34,191	336,098
NewBridge Bancorp	44,152	105,082
Northfield Bancorp Inc.	32,969	370,901
Old Second Bancorp Inc.(b)	27,483	318,803
Oriental Financial Group Inc.	30,754	186,062
Pacific Mercantile Bancorp	22,793	111,686
Peoples Bancorp Inc.	23,496	449,478
Pinnacle Financial Partners Inc.(a)	30,346	904,614
Preferred Bank(b)	21,388	128,328
PremierWest Bancorp(b)	30,738	205,637
Provident Bankshares Corp.	58,896	568,935
QCR Holdings Inc.	3,091	31,065
Renasant Corp.	32,201	548,383
Republic Bancorp Inc. Class A(b)	14,906	405,443
Republic First Bancorp Inc.(a)	32,776	288,429
Riverview Bancorp Inc.	26,054	58,621
Sandy Spring Bancorp Inc.	26,032	568,279
SCBT Financial Corp.	18,791	648,290
Seacoast Banking Corp. of Florida(b)	23,523	155,252
Security Bank Corp.(b)	30,044	32,147
Sierra Bancorp(b)	14,269	299,649
Simmons First National Corp. Class A	23,906	704,510

Smithtown Bancorp Inc.	16,297	261,241
South Financial Group Inc. (The)	111,717	482,617
Southcoast Financial Corp.(a)	519	2,169
Southern Community Financial Corp.	45,453	160,449
Southside Bancshares Inc.	24,410	573,635
Southwest Bancorp Inc.	26,577	344,438
State Bancorp Inc.	3,765	36,671
Stellar One Corp.	40,148	678,501
Sterling Bancorp	33,099	464,379
Suffolk Bancorp	17,885	642,608
Sun Bancorp Inc. (New Jersey)(a)	28,798	215,697
Superior Bancorp(a)	28,757	91,160
SY Bancorp Inc.	23,894	657,085
Temecula Valley Bancorp Inc.(b)	43,432	40,913
Texas Capital Bancshares Inc.(a)	40,357	539,170
Tompkins Financial Corp.	8,522	493,850
TowneBank	33,131	821,317
TriCo Bancshares(b)	22,080	551,338
Union Bankshares Corp.	25,508	632,598
United Security Bancshares Inc.	34	679
United Western Bancorp Inc.	18,628	174,358
Univest Corp. of Pennsylvania	18,497	594,494
Virginia Commerce Bancorp Inc.(a)	31,488	162,793
Washington Trust Bancorp Inc.	22,270	439,832
West Bancorporation	40,327	494,006
West Coast Bancorp	27,301	179,914
Western Alliance Bancorporation(a)(b)	28,941	292,015
Wilshire Bancorp Inc.	28,605	259,733

		39,459,541
BEVERAGES—0.63%
Boston Beer Co. Inc. Class A(a)	13,034	370,166
Coca-Cola Bottling Co. Consolidated	11,368	522,473
Farmer Brothers Co.	13,070	325,966
Jones Soda Co.(a)(b)	63,520	20,009
Peet’s Coffee & Tea Inc.(a)	24,799	576,577

		1,815,191
BIOTECHNOLOGY—4.12%
Affymax Inc.(a)	17,020	170,030
Arena Pharmaceuticals Inc.(a)	103,370	431,053
ARIAD Pharmaceuticals Inc.(a)	89,083	75,721
ArQule Inc.(a)	65,180	275,060
AspenBio Pharma Inc.(a)	52,108	321,506
Avigen Inc.(a)	49,426	37,564
BioCryst Pharmaceuticals Inc.(a)	28,437	38,959
BioMimetic Therapeutics Inc.(a)	19,756	182,150
BioSante Pharmaceuticals Inc.(a)(b)	40,327	41,134
Cambrex Corp.(a)	44,510	205,636
Cell Genesys Inc.(a)(b)	111,492	24,528
Celldex Therapeutics Inc.(a)	23,496	186,088
CryoLife Inc.(a)	39,479	383,341
Curis Inc.(a)	154,075	115,556
Cytokinetics Inc.(a)	47,257	134,682
Cytori Therapeutics Inc.(a)	31,660	114,293
deCODE genetics Inc.(a)(b)	79,790	14,761
Enzo Biochem Inc.(a)	45,032	220,206
Enzon Pharmaceuticals Inc.(a)	65,552	382,168
Exact Sciences Corp.(a)	38,887	22,166
Genomic Health Inc.(a)	20,239	394,256

GenVec Inc.(a)(b)	128,477	55,245
Geron Corp.(a)	108,227	505,420
GTx Inc.(a)(b)	26,084	439,255
Halozyme Therapeutics Inc.(a)	80,935	453,236
Harvard Bioscience Inc.(a)	48,519	128,575
Idera Pharmaceuticals Inc.(a)(b)	32,074	246,328
ImmunoGen Inc.(a)	62,779	269,322
Immunomedics Inc.(a)(b)	99,750	169,575
Lexicon Pharmaceuticals Inc.(a)	109,147	152,806
Maxygen Inc.(a)	34,719	309,693
MDRNA Inc.(a)	96,129	32,684
Metabasis Therapeutics Inc.(a)	33,881	10,842
Micromet Inc.(a)(b)	54,692	238,457
Molecular Insight Pharmaceuticals Inc.(a)	37,668	161,972
Momenta Pharmaceuticals Inc.(a)	32,971	382,464
Monogram Biosciences Inc.(a)	30,528	79,373
Nektar Therapeutics(a)	127,623	709,584
Novavax Inc.(a)(b)	76,233	144,080
Optimer Pharmaceuticals Inc.(a)	44,151	534,669
Orchid Cellmark Inc.(a)	40,574	26,779
Orexigen Therapeutics Inc.(a)(b)	30,727	171,457
Oxigene Inc.(a)	43,220	28,525
RegeneRx Biopharmaceuticals Inc.(a)	53,382	62,991
Repligen Corp.(a)	44,535	168,342
RTI Biologics Inc.(a)	74,789	206,418
Sangamo BioSciences Inc.(a)(b)	51,064	177,703
Sequenom Inc.(a)(b)	78,202	1,551,528
StemCells Inc.(a)	112,048	152,385
SuperGen Inc.(a)	93,189	177,991
Telik Inc.(a)	124,414	47,277
Vical Inc.(a)	52,286	73,723
XOMA Ltd.(a)	196,529	121,848
ZIOPHARM Oncology Inc.(a)(b)	89,423	51,865

		11,813,270
BUILDING MATERIALS—0.65%
AAON Inc.	20,401	425,973
China Architectural Engineering Inc.(a)	25,687	63,190
Comfort Systems USA Inc.	52,636	561,100
Craftmade International Inc.	17,172	29,708
LSI Industries Inc.	26,427	181,553
Trex Co. Inc.(a)(b)	24,427	402,068
U.S. Concrete Inc.(a)	63,171	212,255

		1,875,847
CHEMICALS—1.68%
Aceto Corp.	41,086	411,271
American Pacific Corp.(a)	15,340	123,487
American Vanguard Corp.	24,450	286,065
Balchem Corp.	27,856	693,893
Chase Corp.	14,265	161,052
Georgia Gulf Corp.(b)	50,010	53,511
ICO Inc.(a)	43,818	138,465
Innophos Holdings Inc.	18,141	359,373
Innospec Inc.	30,243	178,131
Landec Corp.(a)	31,155	205,000
OMNOVA Solutions Inc.(a)	67,186	43,671
Penford Corp.	17,774	179,873
Quaker Chemical Corp.	19,725	324,476
ShengdaTech Inc.(a)(b)	42,320	148,966

Spartech Corp.	40,517	253,636
Stepan Co.	8,721	409,800
Symyx Technologies Inc.(a)	47,227	280,528
Zep Inc.	29,128	562,462

		4,813,660
COAL—0.08%
National Coal Corp.(a)	38,690	49,136
Westmoreland Coal Co.(a)	15,574	172,871

		222,007
COMMERCIAL SERVICES—5.81%
Albany Molecular Research Inc.(a)	30,603	298,073
Arrowhead Research Corp.(a)(b)	68,068	63,984
Barrett Business Services Inc.	12,150	132,435
Bowne & Co. Inc.	37,319	219,436
Carriage Services Inc.(a)	36,398	73,160
CBIZ Inc.(a)	56,511	488,820
CDI Corp.	18,077	233,916
Collectors Universe Inc.	16,469	48,254
Compass Diversified Holdings	38,856	437,130
Cornell Companies Inc.(a)	16,995	315,937
CorVel Corp.(a)	11,460	251,891
CPI Corp.	11,104	38,864
CRA International Inc.(a)	15,439	415,772
Cross Country Healthcare Inc.(a)	43,408	381,556
Diamond Management & Technology Consultants Inc.	35,145	147,960
Document Security Systems Inc.(a)(b)	26,098	47,759
Dollar Financial Corp.(a)(b)	33,814	348,284
Dollar Thrifty Automotive Group Inc.(a)(b)	32,406	35,323
Edgewater Technology Inc.(a)	19,950	51,670
Electro Rent Corp.	29,177	325,615
Emergency Medical Services Corp. Class A(a)	14,840	543,292
ExlService Holdings Inc.(a)	24,642	211,182
Exponent Inc.(a)	22,987	691,449
Franklin Covey Co.(a)	20,625	124,781
Gevity HR Inc.	33,859	51,127
Great Lakes Dredge & Dock Corp.	61,403	254,822
Hackett Group Inc. (The)(a)	64,809	189,242
HMS Holdings Corp.(a)	32,188	1,014,566
Hudson Highland Group Inc.(a)	35,823	120,007
ICF International Inc.(a)	11,209	275,405
ICT Group Inc.(a)	15,199	69,611
Integrated Electrical Services Inc.(a)	13,904	121,799
Intersections Inc.(a)	20,600	107,120
Jackson Hewitt Tax Service Inc.	36,170	567,507
Kendle International Inc.(a)(b)	17,380	447,014
Kforce Inc.(a)	42,138	323,620
Landauer Inc.	13,385	981,120
Learning Tree International Inc.(a)(b)	14,294	121,785
LECG Corp.(a)	36,934	247,827
Mac-Gray Corp.(a)	25,537	165,990
Medifast Inc.(a)(b)	21,364	118,143
Michael Baker Corp.(a)	11,938	440,632
Midas Inc.(a)	21,044	220,752
Monro Muffler Brake Inc.	25,157	641,503
Multi-Color Corp.	16,102	254,734
Odyssey Marine Exploration Inc.(a)(b)	75,328	242,556
On Assignment Inc.(a)	52,884	299,852

PDI Inc.(a)	19,953	80,012
PharmaNet Development Group Inc.(a)	19,900	18,109
Premier Exhibitions Inc.(a)	47,032	51,735
PRG-Schultz International Inc.(a)	20,305	82,844
Princeton Review Inc. (The)(a)	22,294	109,909
Providence Service Corp. (The)(a)	18,122	26,277
Rewards Network Inc.(a)	59,155	153,211
Rural/Metro Corp.(a)	36,052	64,533
Saba Software Inc.(a)	36,862	57,136
Senomyx Inc.(a)	49,391	137,801
Source Interlink Companies Inc.(a)(b)	87,736	11,669
Spherion Corp.(a)	71,345	157,672
Standard Parking Corp.(a)	15,215	294,258
StarTek Inc.(a)	25,134	111,846
SuccessFactors Inc.(a)	31,897	183,089
Team Inc.(a)	27,535	762,719
TNS Inc.(a)	32,924	309,156
Transcend Services Inc.(a)	14,132	138,635
Universal Technical Institute Inc.(a)(b)	28,817	494,788
VirnetX Holding Corp.(a)	61,188	88,111
Volt Information Sciences Inc.(a)	17,963	129,872

		16,666,659
COMPUTERS—3.15%
Agilysys Inc.	31,688	135,942
Catapult Communications Corp.(a)	17,885	117,504
CIBER Inc.(a)	71,660	344,685
Cogo Group Inc.(a)	37,073	180,175
Compellent Technologies Inc.(a)	21,889	212,980
Computer Task Group Inc.(a)	35,080	112,958
COMSYS IT Partners Inc.(a)	18,791	42,092
Cray Inc.(a)	44,525	92,612
Digimarc Corp.(a)	7,178	71,924
Dot Hill Systems Corp.(a)	80,536	65,234
Dynamics Research Corp.(a)	23,360	186,880
EasyLink Services International Corp. Class A(a)	34,189	45,813
Echelon Corp.(a)	40,013	326,106
Furmanite Corp.(a)	55,397	298,590
Hutchinson Technology Inc.(a)	35,665	124,114
iCAD Inc.(a)	40,399	44,439
iGATE Corp.(a)	32,246	209,921
iGo Inc.(a)	50,488	35,342
Immersion Corp.(a)	42,691	251,450
InFocus Corp.(a)	89,625	70,714
Innodata Isogen Inc.(a)	30,746	76,865
Integral Systems Inc.(a)	36,270	437,053
Isilon Systems Inc.(a)(b)	45,270	148,938
LaserCard Corp.(a)	24,586	89,493
Limelight Networks Inc.(a)	36,910	90,429
LivePerson Inc.(a)	52,522	95,590
Magma Design Automation Inc.(a)	56,853	57,990
Maxwell Technologies Inc.(a)(b)	28,085	142,391
Mercury Computer Systems Inc.(a)	33,121	208,994
NCI Inc. Class A(a)	14,093	424,622
Ness Technologies Inc.(a)	57,007	243,990
NetScout Systems Inc.(a)	38,354	330,611
NYFIX Inc.(a)	65,537	58,983
PAR Technology Corp.(a)	15,002	83,261
Pomeroy IT Solutions Inc.(a)	32,979	103,224
Quantum Corp.(a)	293,547	105,677

Rackable Systems Inc.(a)	40,203	158,400
Radiant Systems Inc.(a)	37,288	125,661
RadiSys Corp.(a)	35,086	194,026
Rainmaker Systems Inc.(a)	26,938	22,897
Rimage Corp.(a)	17,401	233,347
Sigma Designs Inc.(a)(b)	34,003	323,028
Silicon Graphics Inc.(a)	23,006	62,116
Silicon Storage Technology Inc.(a)	108,384	248,199
SMART Modular Technologies (WWH) Inc.(a)	59,892	92,234
Stratasys Inc.(a)	30,634	329,315
Super Micro Computer Inc.(a)	39,838	252,175
TechTeam Global Inc.(a)	15,735	92,050
3D Systems Corp.(a)(b)	27,140	215,492
Tier Technologies Inc. Class B(a)	28,091	151,691
TransAct Technologies Inc.(a)	18,676	85,723
Tyler Technologies Inc.(a)(b)	49,950	598,401
USA Technologies Inc.(a)	36,152	78,088
Wave Systems Corp. Class A(a)(b)	71,559	27,908
Wizzard Software Corp.(a)(b)	99,144	84,272

		9,042,609
COSMETICS & PERSONAL CARE—0.25%
Elizabeth Arden Inc.(a)	33,888	427,328
Inter Parfums Inc.	15,934	122,373
Parlux Fragrances Inc.(a)	30,213	88,222
Physicians Formula Holdings Inc.(a)	31,886	88,962

		726,885
DISTRIBUTION & WHOLESALE—0.61%
BMP Sunstone Corp.(a)(b)	40,530	225,752
Chindex International Inc.(a)	16,493	131,119
Core-Mark Holding Co. Inc.(a)	17,573	378,171
Houston Wire & Cable Co.(b)	26,125	243,224
MWI Veterinary Supply Inc.(a)	16,679	449,666
Rentrak Corp.(a)	26,942	317,646

		1,745,578
DIVERSIFIED FINANCIAL SERVICES—1.67%
Advanta Corp. Class B	53,975	112,808
Ampal-American Israel Corp. Class A(a)	39,480	22,898
Asta Funding Inc.(b)	24,049	65,413
Calamos Asset Management Inc. Class A	27,298	202,005
Consumer Portfolio Services(a)	33,680	13,304
Cowen Group Inc.(a)	27,851	173,790
Diamond Hill Investment Group Inc.	4,136	268,840
Duff & Phelps Corp. Class A(a)	16,843	322,038
Encore Capital Group Inc.(a)	22,472	161,798
Epoch Holding Corp.	15,401	116,894
Evercore Partners Inc. Class A	15,381	192,109
FBR Capital Markets Corp.(a)	39,976	194,283
Federal Agricultural Mortgage Corp.	9,612	33,642
First Marblehead Corp. (The)(a)(b)	78,764	101,606
FirstCity Financial Corp.(a)	26,753	52,971
Friedman, Billings, Ramsey Group Inc. Class A(a)	186,984	31,787
International Assets Holding Corp.(a)(b)	5,971	51,231
LaBranche & Co. Inc.(a)	65,526	313,870
Landenburg Thalmann Financial Services Inc.(a)(b)	156,239	112,492
MarketAxess Holdings Inc.(a)	40,396	329,631
Marlin Business Services Corp.(a)	17,894	47,419
MRU Holdings Inc.(a)	64,783	2,604

NewStar Financial Inc.(a)	42,185	168,318
Penson Worldwide Inc.(a)	20,476	156,027
Sanders Morris Harris Group Inc.	24,809	148,606
SWS Group Inc.	28,784	545,457
Thomas Weisel Partners Group Inc.(a)	35,485	167,489
TradeStation Group Inc.(a)	41,951	270,584
U.S. Global Investors Inc. Class A	18,068	88,353
United PanAm Financial Corp.(a)	22,120	35,392
Westwood Holdings Group Inc.	9,751	277,026

		4,780,685
ELECTRIC—0.26%
Central Vermont Public Service Corp.	20,959	500,082
EnerNOC Inc.(a)(b)	13,954	103,818
Synthesis Energy Systems Inc.(a)(b)	45,984	31,269
U.S. Geothermal Inc.(a)	85,939	71,329
Unitil Corp.	1,651	34,093

		740,591
ELECTRICAL COMPONENTS & EQUIPMENT—1.24%
Active Power Inc.(a)	106,496	34,079
Advanced Battery Technologies Inc.(a)	67,161	178,648
Beacon Power Corp.(a)(b)	139,406	73,885
C&D Technologies Inc.(a)(b)	38,587	120,777
China BAK Battery Inc.(a)(b)	45,439	73,611
Graham Corp.(b)	12,648	136,851
Greatbatch Inc.(a)(b)	31,622	836,718
Insteel Industries Inc.	23,677	267,313
Magnetek Inc.(a)	49,954	119,890
Medis Technologies Ltd.(a)(b)	45,840	20,628
Powell Industries Inc.(a)	10,330	299,777
Power-One Inc.(a)(b)	114,793	136,604
PowerSecure International Inc.(a)	25,920	85,277
Research Frontiers Inc.(a)(b)	36,910	80,095
SatCon Technology Corp.(a)(b)	88,474	137,135
Ultralife Corp.(a)	16,283	218,355
Universal Display Corp.(a)(b)	42,218	398,960
Valence Technology Inc.(a)(b)	73,479	133,732
Vicor Corp.	30,986	204,817

		3,557,152
ELECTRONICS—2.27%
American Science and Engineering Inc.	12,851	950,460
Bel Fuse Inc. Class B	17,204	364,725
BTU International Inc.(a)	14,684	58,736
California Micro Devices Corp.(a)	49,577	92,213
CTS Corp.	46,903	258,436
Cyberoptics Corp.(a)	17,922	93,194
DDi Corp.(a)	29,544	90,996
Digital Ally Inc.(a)(b)	20,312	62,764
Electro Scientific Industries Inc.(a)	38,563	261,843
FARO Technologies Inc.(a)	22,584	380,766
Frequency Electronics Inc.(a)	20,634	58,807
Innovative Card Technologies Inc.(a)(b)	19,008	1,498
Iteris Inc.(a)	76,762	118,981
Keithley Instruments Inc.	25,485	93,020
KEMET Corp.(a)	120,338	32,491
LaBarge Inc.(a)	19,184	275,290
LeCroy Corp.(a)	24,467	74,624
LoJack Corp.(a)	25,847	106,490

Measurement Specialties Inc.(a)	21,570	149,911
Merix Corp.(a)	38,700	11,610
Methode Electronics Inc.	51,541	347,386
Multi-Fineline Electronix Inc.(a)	12,287	143,635
Nu Horizons Electronics Corp.(a)	37,084	63,784
NVE Corp.(a)(b)	6,529	170,603
OSI Systems Inc.(a)	21,020	291,127
OYO Geospace Corp.(a)	5,790	101,151
Park Electrochemical Corp.	26,781	507,768
Planar Systems Inc.(a)	35,787	21,830
RAE Systems Inc.(a)	63,907	35,788
Ramtron International Corp.(a)	47,787	87,928
Sonic Solutions Inc.(a)	25,363	44,639
Spectrum Control Inc.(a)	22,622	138,899
Spire Corp.(a)	11,549	59,362
SRS Labs Inc.(a)	21,358	101,878
Stoneridge Inc.(a)	19,707	89,864
Taser International Inc.(a)	79,784	421,260
UQM Technologies Inc.(a)	72,595	90,744
X-Rite Inc.(a)(b)	50,099	74,648
Zygo Corp.(a)	25,174	173,952

		6,503,101
ENERGY - ALTERNATE SOURCES—0.24%
Akeena Solar Inc.(a)(b)	30,194	51,934
Aventine Renewable Energy Holdings Inc.(a)(b)	51,617	33,551
Comverge Inc.(a)(b)	30,915	151,483
DayStar Technologies Inc.(a)(b)	48,858	45,927
Evergreen Energy Inc.(a)(b)	134,654	39,050
Green Plains Renewable Energy Inc.(a)(b)	18,812	34,614
MGP Ingredients Inc.	26,303	17,623
Pacific Ethanol Inc.(a)(b)	47,809	21,036
Plug Power Inc.(a)	123,776	126,252
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	92,707	78,801
Syntroleum Corp.(a)	81,847	44,197
Verenium Corp.(a)(b)	52,534	46,230

		690,698
ENGINEERING & CONSTRUCTION—0.67%
ENGlobal Corp.(a)	37,498	121,868
Enova Systems Inc.(a)(b)	44,377	18,638
Insituform Technologies Inc. Class A(a)	44,922	884,514
Orion Marine Group Inc.(a)	32,590	314,819
Sterling Construction Co. Inc.(a)	16,989	314,976
VSE Corp.	7,066	277,199

		1,932,014
ENTERTAINMENT—0.66%
Bluegreen Corp.(a)	25,671	80,350
Carmike Cinemas Inc.	32,900	120,085
Century Casinos Inc.(a)	28,237	29,084
Churchill Downs Inc.	12,516	505,897
Dover Downs Gaming & Entertainment Inc.	28,090	89,326
Dover Motorsports Inc.	53,540	69,602
Elixir Gaming Technologies Inc.(a)	151,553	19,702
Empire Resorts Inc.(a)	41,649	45,397
Great Wolf Resorts Inc.(a)	41,310	63,617
Lakes Entertainment Inc.(a)	24,633	99,025
Progressive Gaming International Corp.(a)	43,315	3,946

Shuffle Master Inc.(a)	69,344	343,946
Six Flags Inc.(a)(b)	92,301	28,613
Steinway Musical Instruments Inc.(a)	12,637	221,274
Tix Corp.(a)(b)	45,289	97,371
VCG Holding Corp.(a)(b)	22,323	33,485
Youbet.com Inc.(a)	61,378	53,399

		1,904,119
ENVIRONMENTAL CONTROL—0.74%
American Ecology Corp.	27,662	559,602
Basin Water Inc.(a)(b)	82,323	42,808
Casella Waste Systems Inc. Class A(a)	33,515	136,741
Energy Recovery Inc.(a)	20,506	155,435
Fuel Tech Inc.(a)(b)	23,542	249,310
Metalico Inc.(a)(b)	32,073	49,713
Met-Pro Corp.	24,799	330,323
Perma-Fix Environmental Services Inc.(a)	97,745	122,181
Rentech Inc.(a)	213,408	145,117
Waste Services Inc.(a)	35,450	233,261
WCA Waste Corp.(a)	33,276	83,523

		2,108,014
FOOD—1.79%
Ark Restaurants Corp.	11,922	136,268
B&G Foods Inc. Class A	49,966	269,816
Benihana Inc.(a)	32,261	67,748
Calavo Growers Inc.	17,332	199,318
Diamond Foods Inc.(b)	29,801	600,490
Imperial Sugar Co.	13,019	186,692
J&J Snack Foods Corp.	21,707	778,847
John B. Sanfilippo & Son Inc.(a)	14,817	79,864
Nash Finch Co.(b)	19,628	881,101
Overhill Farms Inc.(a)	24,643	103,254
Rocky Mountain Chocolate Factory Inc.	16,717	88,767
Smart Balance Inc.(a)	86,743	589,852
Spartan Stores Inc.	33,917	788,570
Village Super Market Inc. Class A	336	19,283
Zhongpin Inc.(a)	27,672	332,064

		5,121,934
FOREST PRODUCTS & PAPER—0.35%
Boise Inc.(a)	47,797	20,553
Buckeye Technologies Inc.(a)	50,515	183,875
Caraustar Industries Inc.(a)	48,359	22,245
Kapstone Paper and Packaging Corp.(a)	40,168	95,600
Mercer International Inc.(a)	40,897	78,522
Neenah Paper Inc.	18,824	166,404
Schweitzer-Mauduit International Inc.	21,006	420,540
Xerium Technologies Inc.(a)	27,376	18,068

		1,005,807
GAS—0.19%
Chesapeake Utilities Corp.	16,852	530,501

		530,501
HAND & MACHINE TOOLS—0.33%
K-Tron International Inc.(a)	4,705	375,930
LS Starrett Co. Class A	12,310	198,191
Raser Technologies Inc.(a)(b)	65,050	242,637
Thermadyne Holdings Corp.(a)	19,570	134,446

		951,204

HEALTH CARE—0.03%
MEDTOX Scientific Inc.(a)	10,504	86,343

		86,343
HEALTH CARE - PRODUCTS—5.42%
ABIOMED Inc.(a)	43,592	715,781
Alphatec Holdings Inc.(a)	42,333	99,483
AngioDynamics Inc.(a)	34,225	468,540
Aspect Medical Systems Inc.(a)(b)	29,529	99,513
AtriCure Inc.(a)	21,752	48,289
ATS Medical Inc.(a)	87,587	243,492
BIOLASE Technology Inc.(a)(b)	48,366	72,065
Bovie Medical Corp.(a)	29,670	183,657
Caliper Life Sciences Inc.(a)	89,419	86,736
Candela Corp.(a)	56,338	29,859
Cantel Medical Corp.(a)	17,588	258,016
Cardiac Science Corp.(a)	34,727	260,453
Cardica Inc.(a)	20,975	73,413
Cerus Corp.(a)	47,267	33,087
Clinical Data Inc.(a)	13,219	117,649
Columbia Laboratories Inc.(a)	76,741	97,461
Conceptus Inc.(a)(b)	42,752	650,685
Cutera Inc.(a)	20,469	181,560
Cyberonics Inc.(a)	33,125	548,881
Cynosure Inc. Class A(a)	14,460	132,020
Delcath Systems Inc.(a)	48,859	58,142
DexCom Inc.(a)	40,354	111,377
Digirad Corp.(a)	47,722	27,679
Electro-Optical Sciences Inc.(a)	27,110	90,819
Endologix Inc.(a)	75,607	90,728
EPIX Pharmaceuticals Inc.(a)	58,972	60,741
Exactech Inc.(a)	11,159	187,918
Hanger Orthopedic Group Inc.(a)	31,824	461,766
Hansen Medical Inc.(a)(b)	23,313	168,320
HealthTronics Inc.(a)	50,648	113,958
ICU Medical Inc.(a)	19,715	653,355
Insulet Corp.(a)	26,035	200,990
Invacare Corp.	42,910	665,963
IRIS International Inc.(a)	27,150	378,471
Kensey Nash Corp.(a)	16,323	316,829
Medical Action Industries Inc.(a)	22,773	227,730
Merit Medical Systems Inc.(a)	44,228	793,008
Metabolix Inc.(a)	27,120	344,966
Microvision Inc.(a)(b)	84,844	142,538
Micrus Endovascular Corp.(a)	24,957	289,751
Minrad International Inc.(a)(b)	80,831	8,891
Natus Medical Inc.(a)	37,606	486,998
NMT Medical Inc.(a)	24,097	22,892
Northstar Neuroscience Inc.(a)	56,913	68,865
NxStage Medical Inc.(a)(b)	35,483	94,740
OraSure Technologies Inc.(a)	59,697	219,685
Orthovita Inc.(a)	115,999	393,237
Osteotech Inc.(a)	33,263	56,214
Palomar Medical Technologies Inc.(a)	26,776	308,727
Pure Bioscience(a)	56,145	172,927
Quidel Corp.(a)	35,805	467,971
Rochester Medical Corp.(a)	11,767	180,976
Rockwell Medical Technologies Inc.(a)	35,630	149,290

SenoRx Inc.(a)	31,168	72,933
Somanetics Corp.(a)	19,745	325,990
Sonic Innovations Inc.(a)	41,406	41,406
SonoSite Inc.(a)	21,935	418,520
Spectranetics Corp.(a)	44,017	114,884
STAAR Surgical Co.(a)	50,462	120,100
Stereotaxis Inc.(a)(b)	40,140	176,616
Symmetry Medical Inc.(a)	48,361	385,437
Synergetics USA Inc.(a)	25,217	22,443
Synovis Life Technologies Inc.(a)	18,619	348,920
Thermage Inc.(a)	48,892	66,982
ThermoGenesis Corp.(a)	88,111	37,888
TranS1 Inc.(a)	19,217	138,555
Vascular Solutions Inc.(a)	27,547	248,474
Vital Images Inc.(a)	21,902	304,657
VNUS Medical Technologies Inc.(a)	18,314	297,053

		15,537,960
HEALTH CARE - SERVICES—2.80%
Air Methods Corp.(a)	14,717	235,325
Alliance Imaging Inc.(a)	35,285	281,221
Allied Healthcare International Inc.(a)	59,418	64,766
Almost Family Inc.(a)	10,504	472,470
America Service Group Inc.(a)	19,700	210,790
American Dental Partners Inc.(a)	21,689	150,522
Assisted Living Concepts Inc.(a)	75,472	313,209
Bio-Reference Laboratories Inc.(a)	16,935	444,205
Capital Senior Living Corp.(a)	36,606	109,086
Continucare Corp.(a)	68,060	143,607
Ensign Group Inc. (The)	7,083	118,569
Five Star Quality Care Inc.(a)	52,534	80,377
Genoptix Inc.(a)	12,483	425,421
Gentiva Health Services Inc.(a)	35,694	1,044,406
Hythiam Inc.(a)(b)	80,938	31,566
IPC The Hospitalist Co. Inc.(a)	7,898	132,923
LHC Group Inc.(a)	23,345	840,420
Life Sciences Research Inc.(a)	14,818	139,289
MedCath Corp.(a)	22,620	236,153
Metropolitan Health Networks Inc.(a)	80,890	129,424
NightHawk Radiology Holdings Inc.(a)	38,044	184,894
NovaMed Inc.(a)(b)	41,431	143,351
Odyssey Healthcare Inc.(a)	45,387	419,830
Psychemedics Corp.	21,749	140,499
RadNet Inc.(a)	33,155	111,069
RehabCare Group Inc.(a)	23,532	356,745
Res-Care Inc.(a)	35,445	532,384
Skilled Healthcare Group Inc. Class A(a)	23,925	201,927
U.S. Physical Therapy Inc.(a)	24,040	320,453

		8,014,901
HOLDING COMPANIES - DIVERSIFIED—0.09%
Information Services Group Inc.(a)(b)	58,468	198,791
Resource America Inc. Class A	15,231	60,924

		259,715
HOME BUILDERS—0.42%
Beazer Homes USA Inc.(a)(b)	53,372	84,328
Cavalier Homes Inc.(a)	41,426	43,083
Cavco Industries Inc.(a)	11,044	296,973
Coachmen Industries Inc.(a)	28,118	51,737

Fleetwood Enterprises Inc.(a)	102,230	10,223
M/I Homes Inc.	21,368	225,219
Monaco Coach Corp.	60,262	30,734
Skyline Corp.	8,698	173,873
Standard-Pacific Corp.(a)	165,252	294,149

		1,210,319
HOME FURNISHINGS—0.77%
American Technology Corp.(a)	48,758	41,444
American Woodmark Corp.(b)	15,587	284,151
Audiovox Corp. Class A(a)	27,663	138,592
Bassett Furniture Industries Inc.	28,362	95,013
DTS Inc.(a)	22,741	417,297
Hooker Furniture Corp.(b)	15,952	122,192
Kimball International Inc. Class B	52,308	450,372
La-Z-Boy Inc.(b)	71,646	155,472
Stanley Furniture Co. Inc.	20,669	163,698
Universal Electronics Inc.(a)	20,291	329,120

		2,197,351
HOUSEHOLD PRODUCTS & WARES—0.89%
CSS Industries Inc.	10,352	183,644
Ennis Inc.	35,133	425,461
Oil-Dri Corp. of America	18,864	353,700
Prestige Brands Holdings Inc.(a)	45,773	482,905
Russ Berrie and Co. Inc.(a)	27,539	81,791
Standard Register Co. (The)	23,928	213,677
WD-40 Co.	29,076	822,560

		2,563,738
HOUSEWARES—0.25%
Libbey Inc.	20,078	25,098
Lifetime Brands Inc.(b)	19,243	68,120
National Presto Industries Inc.	8,160	628,320

		721,538
INSURANCE—3.25%
Affirmative Insurance Holdings Inc.	29,726	43,103
American Independence Corp.(a)	2,337	6,427
American Physicians Capital Inc.	15,278	734,872
American Physicians Service Group Inc.	14,885	320,176
American Safety Insurance Holdings Ltd.(a)	16,604	219,339
Amerisafe Inc.(a)	29,192	599,312
Baldwin & Lyons Inc. Class B	26,459	481,289
CastlePoint Holdings Ltd.	49,418	670,108
Citizens Inc.(a)(b)	50,160	486,552
Crawford & Co. Class B(a)	32,788	476,738
Donegal Group Inc. Class A	16,438	275,665
Eastern Insurance Holdings Inc.	28,255	226,888
EMC Insurance Group Inc.	8,685	222,770
First Acceptance Corp.(a)	21,711	62,962
First Mercury Financial Corp.(a)	20,816	296,836
FPIC Insurance Group Inc.(a)	13,376	585,601
Kansas City Life Insurance Co.	7,717	334,532
Life Partners Holdings Inc.(b)	9,608	419,293
Maiden Holdings Ltd.	66,793	209,062
Meadowbrook Insurance Group Inc.	79,049	509,076
National Interstate Corp.	11,193	200,019
NYMAGIC Inc.	9,624	183,337
PMA Capital Corp. Class A(a)	47,030	332,972

Presidential Life Corp.	29,474	291,498
Primus Guaranty Ltd.(a)(b)	38,567	43,966
SeaBright Insurance Holdings Inc.(a)	33,323	391,212
Specialty Underwriters’ Alliance Inc.(a)	25,947	68,241
Stewart Information Services Corp.	22,762	534,679
21st Century Holding Co.	19,004	87,989

		9,314,514
INTERNET—3.89%
Access Integrated Technologies Inc. Class A(a)(b)	41,980	15,533
ActivIdentity Corp.(a)	80,392	143,902
Alloy Inc.(a)	25,558	108,110
Arbinet-thexchange Inc.	33,871	50,807
Art Technology Group Inc.(a)	174,485	336,756
Autobytel Inc.(a)	73,994	33,297
Bluefly Inc.(a)	18,637	13,456
China Information Security Technology Inc.(a)	37,271	134,176
Chordiant Software Inc.(a)	39,270	104,458
Constant Contact Inc.(a)(b)	28,198	373,624
Dice Holdings Inc.(a)	22,817	93,093
Drugstore.com Inc.(a)	109,343	135,585
eDiets.com Inc.(a)(b)	20,657	72,300
Entrust Inc.(a)	87,614	138,430
Harris Interactive Inc.(a)	91,719	59,617
Health Grades Inc.(a)	45,433	93,592
HealthStream Inc.(a)	47,605	110,920
Hollywood Media Corp.(a)	59,927	59,927
HSW International Inc.(a)(b)	50,129	19,049
i2 Technologies Inc.(a)(b)	22,302	142,510
iBasis Inc.(a)	44,182	62,297
I-many Inc.(a)	69,142	15,211
iMergent Inc.	15,221	63,167
InfoSpace Inc.	47,571	359,161
Internap Network Services Corp.(a)	68,189	170,473
Internet Brands Inc. Class A(a)	31,641	184,151
Internet Capital Group Inc.(a)	53,383	290,937
Interwoven Inc.(a)	60,130	757,638
iPass Inc.(a)	75,865	92,555
Jupitermedia Corp.(a)	31,301	11,581
Keynote Systems Inc.(a)	28,229	217,646
Knot Inc. (The)(a)	37,455	311,626
Lionbridge Technologies Inc.(a)	78,690	98,363
Liquidity Services Inc.(a)	21,363	177,954
LookSmart Ltd.(a)	43,995	71,712
LoopNet Inc.(a)	39,619	270,202
MIVA Inc.(a)	44,197	7,955
New Motion Inc.(a)	45,242	52,028
NIC Inc.	52,698	242,411
1-800-FLOWERS.COM Inc.(a)	36,912	141,003
Online Resources Corp.(a)	42,378	200,872
Openwave Systems Inc.(a)	122,722	79,769
Overstock.com Inc.(a)	20,428	220,214
PCTEL Inc.	36,009	236,579
Perficient Inc.(a)	42,685	204,034
RightNow Technologies Inc.(a)	37,995	293,701
S1 Corp.(a)	64,239	506,846
Safeguard Scientifics Inc.(a)	184,602	127,375
Shutterfly Inc.(a)	26,984	188,618
SonicWALL Inc.(a)	77,818	309,716
Sourcefire Inc.(a)	31,706	177,554

Stamps.com Inc.(a)	11,595	113,979
SumTotal Systems Inc.(a)	51,224	145,476
SupportSoft Inc.(a)	69,509	155,005
TechTarget Inc.(a)	19,585	84,607
TeleCommunication Systems Inc.(a)	49,416	424,483
Terremark Worldwide Inc.(a)	74,415	289,474
TheStreet.com Inc.	22,427	65,038
thinkorswim Group Inc.(a)	69,858	392,602
TowerStream Corp.(a)	48,186	33,730
Travelzoo Inc.(a)(b)	13,000	72,280
Vignette Corp.(a)	34,015	320,081
Vocus Inc.(a)	21,893	398,672
Web.com Group Inc.(a)	43,645	159,741
Zix Corp.(a)(b)	103,131	122,726

		11,160,385
INVESTMENT COMPANIES—1.28%
Capital Southwest Corp.	3,968	429,179
Gladstone Capital Corp.	30,206	244,367
Gladstone Investment Corp.	30,417	149,347
Harris & Harris Group Inc.(a)	31,678	125,128
Hercules Technology Growth Capital Inc.	51,951	411,452
Highland Distressed Opportunities Inc.	32,947	70,836
Kayne Anderson Energy Development Co.	20,619	154,849
Kohlberg Capital Corp.	26,951	98,102
Medallion Financial Corp.	31,882	243,260
MVC Capital Inc.	39,093	428,850
NGP Capital Resources Co.	28,423	237,901
Patriots Capital Funding Inc.	31,463	114,525
PennantPark Investment Corp.	36,710	132,523
Prospect Energy Corp.(b)	45,849	548,813
TICC Capital Corp.(b)	42,921	163,100
UTEK Corp.(a)(b)	13,016	115,842

		3,668,074
IRON & STEEL—0.08%
General Steel Holdings Inc.(a)(b)	16,269	64,100
Material Sciences Corp.(a)	20,226	31,350
Universal Stainless & Alloy Products Inc.(a)	9,998	144,871

		240,321
LEISURE TIME—0.24%
Aldila Inc.	18,322	43,423
Ambassadors Group Inc.	26,562	244,370
Ambassadors International Inc.(a)(b)	31,699	23,140
Arctic Cat Inc.	18,454	88,395
Escalade Inc.(b)	18,994	14,246
Multimedia Games Inc.(a)	38,214	90,949
Nautilus Inc.(a)	38,928	86,031
Town Sports International Holdings Inc.(a)	27,180	86,704

		677,258
LODGING—0.39%
Interstate Hotels & Resorts Inc.(a)	76,709	52,929
Lodgian Inc.(a)	25,337	53,968
Marcus Corp.	27,363	444,101
Monarch Casino & Resort Inc.(a)	15,760	183,604
Morgans Hotel Group Co.(a)	39,241	182,863
MTR Gaming Group Inc.(a)	42,360	71,165
Red Lion Hotels Corp.(a)	34,396	81,862

Riviera Holdings Corp.(a)	14,088	42,264
Trump Entertainment Resorts Inc.(a)(b)	72,251	12,312

		1,125,068
MACHINERY—1.08%
Altra Holdings Inc.(a)	36,700	290,297
Bolt Technology Corp.(a)	11,918	82,949
Cascade Corp.	13,919	415,621
Columbus McKinnon Corp.(a)	25,654	350,177
DXP Enterprises Inc.(a)	10,891	159,118
Flow International Corp.(a)	52,528	127,118
Gerber Scientific Inc.(a)	32,004	163,540
Hardinge Inc.	18,425	74,621
Hurco Companies Inc.(a)	8,483	101,796
Intevac Inc.(a)	29,639	150,270
iRobot Corp.(a)(b)	27,296	246,483
Kadant Inc.(a)	18,418	248,275
Key Technology Inc.(a)	12,349	233,273
Park-Ohio Holdings Corp.(a)	11,755	72,528
Presstek Inc.(a)	43,787	140,556
TurboChef Technologies Inc.(a)	33,499	164,480
Twin Disc Inc.	11,618	80,048

		3,101,150
MANUFACTURERS—0.02%
Synalloy Corp.	13,409	64,363

		64,363
MANUFACTURING—1.34%
AZZ Inc.(a)	15,747	395,250
China Fire & Security Group Inc.(a)	21,181	144,243
Flanders Corp.(a)	19,914	93,397
FreightCar America Inc.	17,206	314,354
GenTek Inc.(a)	15,811	237,956
GP Strategies Corp.(a)	31,474	141,633
Griffon Corp.(a)	70,764	660,228
LSB Industries Inc.(a)	22,618	188,182
Lydall Inc.(a)	22,646	130,215
Myers Industries Inc.	35,853	286,824
Nanophase Technologies Corp.(a)	38,140	40,047
PMFG Inc.(a)	19,238	183,915
Portec Rail Products Inc.	30,747	222,301
Quixote Corp.	18,514	120,341
Reddy Ice Holdings Inc.	37,431	53,901
Smith & Wesson Holding Corp.(a)	46,352	105,219
Standex International Corp.	17,928	355,692
Sturm, Ruger & Co. Inc.(a)	28,619	170,855

		3,844,553
MEDIA—0.91%
A.H. Belo Corp. Class A	35,492	77,373
Acacia Research Corp. - Acacia Technologies Group(a)	54,494	165,662
Beasley Broadcast Group Inc. Class A	22,770	40,986
Courier Corp.	13,548	242,509
Crown Media Holdings Inc. Class A(a)(b)	20,815	59,323
Cumulus Media Inc. Class A(a)	35,667	88,811
DG FastChannel Inc.(a)	21,035	262,517
Dolan Media Co.(a)	32,086	211,447
Emmis Communications Corp.(a)	75,438	26,403

Entercom Communications Corp.	33,502	41,207
Fisher Communications Inc.	12,151	250,797
4Kids Entertainment Inc.(a)	21,157	41,468
Global Traffic Network Inc.(a)	23,531	137,421
Gray Television Inc.	77,414	30,966
Journal Communications Inc. Class A	60,781	148,913
Lee Enterprises Inc.(b)	65,718	26,944
LodgeNet Interactive Corp.(a)	47,100	32,970
Media General Inc. Class A(b)	30,067	52,617
New Frontier Media Inc.	36,750	62,475
Nexstar Broadcasting Group Inc. Class A(a)	32,287	16,499
Outdoor Channel Holdings Inc.(a)	30,756	230,362
Playboy Enterprises Inc. Class B(a)	39,523	85,370
PRIMEDIA Inc.	47,987	104,132
Private Media Group Inc.(a)	23,024	28,320
Radio One Inc. Class D(a)	182,113	41,886
RHI Entertainment Inc.(a)	4,823	39,163
Saga Communications Inc.(a)	24,763	40,859
Salem Communications Corp. Class A(a)	16,310	12,233
Spanish Broadcasting System Inc. Class A(a)	139,669	13,548

		2,613,181
METAL FABRICATE & HARDWARE—0.81%
Ampco-Pittsburgh Corp.	11,047	239,720
Dynamic Materials Corp.	16,310	314,946
Hawk Corp. Class A(a)	12,452	206,703
L.B. Foster Co. Class A(a)	18,142	567,482
Ladish Co. Inc.(a)	19,150	265,228
NN Inc.	29,111	66,664
Northwest Pipe Co.(a)	15,620	665,568

		2,326,311
MINING—0.38%
Allied Nevada Gold Corp.(a)	76,886	389,043
Apex Silver Mines Ltd.(a)(b)	95,175	93,272
Horsehead Holding Corp.(a)	52,370	246,139
Metalline Mining Co.(a)(b)	47,530	11,883
U.S. Energy Corp.(a)(b)	60,652	99,469
Uranerz Energy Corp.(a)(b)	69,295	43,656
Uranium Energy Corp.(a)(b)	95,003	30,401
Uranium Resources Inc.(a)	74,370	57,265
US Gold Corp.(a)	112,793	102,642

		1,073,770
OIL & GAS—1.21%
Abraxas Petroleum Corp.(a)	60,113	43,281
Adams Resources & Energy Inc.	8,119	138,023
American Oil & Gas Inc.(a)	62,815	50,252
Approach Resources Inc.(a)	11,739	85,812
BMB Munai Inc.(a)(b)	63,396	88,120
Bronco Drilling Co. Inc.(a)	35,687	230,538
Callon Petroleum Co.(a)	30,615	79,599
Cano Petroleum Inc.(a)	52,268	22,998
Cheniere Energy Inc.(a)(b)	61,144	174,260
Crusader Energy Group Inc.(a)	43,090	50,415
Double Eagle Petroleum Co.(a)	17,184	120,632
Dune Energy Inc.(a)(b)	63,921	11,506
Edge Petroleum Corp.(a)	58,749	9,341
Endeavour International Corp.(a)	168,909	84,455
Energy Partners Ltd.(a)	41,307	55,764

Evolution Petroleum Corp.(a)	24,394	29,273
FX Energy Inc.(a)	51,543	143,805
Gasco Energy Inc.(a)(b)	136,459	53,219
GeoGlobal Resources Inc.(a)(b)	49,563	79,301
GeoMet Inc.(a)	26,394	45,398
GeoPetro Resources Co.(a)	74,777	54,587
GeoResources Inc.(a)	12,624	109,703
Harvest Natural Resources Inc.(a)	48,143	207,015
Houston American Energy Corp.	19,527	66,001
Meridian Resource Corp. (The)(a)	104,438	59,530
Northern Oil and Gas Inc.(a)	28,756	74,766
Panhandle Oil and Gas Inc.	12,291	221,238
Petro Resources Corp.(a)	84,369	27,842
Pinnacle Gas Resources Inc.(a)	72,067	22,341
Quest Resource Corp.(a)	58,156	25,589
RAM Energy Resources Inc.(a)	75,308	66,271
SulphCo Inc.(a)(b)	86,320	81,141
Tengasco Inc.(a)	73,629	45,650
Toreador Resources Corp.(a)	20,650	113,369
Tri-Valley Corp.(a)(b)	34,061	61,310
TXCO Resources Inc.(a)	46,008	68,552
VAALCO Energy Inc.(a)	76,232	567,166

		3,468,063
OIL & GAS SERVICES—0.54%
Allis-Chalmers Energy Inc.(a)	36,774	202,257
Boots & Coots International Well Control Inc.(a)	77,268	91,176
Dawson Geophysical Co.(a)	9,960	177,388
Flotek Industries Inc.(a)(b)	29,850	75,222
Geokinetics Inc.(a)	8,655	21,378
Gulf Island Fabrication Inc.	18,266	263,213
Mitcham Industries Inc.(a)	14,148	56,168
Natural Gas Services Group Inc.(a)	16,076	162,850
Omni Energy Services Corp.(a)	29,483	35,085
Particle Drilling Technologies Inc.(a)	61,674	6,790
Superior Well Services Inc.(a)	21,597	215,970
TGC Industries Inc.(a)	16,440	34,031
Trico Marine Services Inc.(a)(b)	17,399	77,774
Union Drilling Inc.(a)	23,728	123,148

		1,542,450
PACKAGING & CONTAINERS—0.10%
AEP Industries Inc.(a)	10,646	187,157
Astronics Corp.(a)	10,827	96,360

		283,517
PHARMACEUTICALS—5.95%
ACADIA Pharmaceuticals Inc.(a)	52,310	47,079
Accelrys Inc.(a)	45,076	196,531
Achillion Pharmaceuticals Inc.(a)	18,450	11,993
Adolor Corp.(a)	68,260	113,312
Advanced Life Sciences Holdings Inc.(a)	53,416	18,696
Akorn Inc.(a)	83,247	191,468
Alexza Pharmaceuticals Inc.(a)	49,597	157,222
Allos Therapeutics Inc.(a)	73,820	451,778
Altus Pharmaceuticals Inc.(a)(b)	62,940	33,358
Anadys Pharmaceuticals Inc.(a)	44,681	70,149
Anika Therapeutics Inc.(a)	22,469	68,306
Animal Health International Inc.(a)	24,657	52,519
Antigenics Inc.(a)(b)	126,546	60,742

Ardea Biosciences Inc.(a)	20,663	247,336
Array BioPharma Inc.(a)	68,267	276,481
AVANIR Pharmaceuticals Class A(a)	69,863	28,658
AVI BioPharma Inc.(a)(b)	80,553	53,004
Biodel Inc.(a)	16,434	79,212
BioForm Medical Inc.(a)	39,109	35,589
BioScrip Inc.(a)	77,061	171,075
BioSphere Medical Inc.(a)	23,148	44,676
Cadence Pharmaceuticals Inc.(a)	26,060	188,414
Caraco Pharmaceutical Laboratories Ltd.(a)	13,970	82,702
Chelsea Therapeutics International(a)	36,173	48,472
CombinatoRX Inc.(a)(b)	53,058	32,896
Cyclacel Pharmaceuticals Inc.(a)	42,137	17,698
Cypress Bioscience Inc.(a)	52,818	361,275
Dendreon Corp.(a)(b)	125,265	573,714
Depomed Inc.(a)	84,394	139,250
Discovery Laboratories Inc.(a)	133,256	149,247
DURECT Corp.(a)	106,072	359,584
Dyax Corp.(a)	89,760	326,726
Dynavax Technologies Corp.(a)	54,271	45,588
Emergent BioSolutions Inc.(a)	19,696	514,263
Emisphere Technologies Inc.(a)	48,546	38,351
Generex Biotechnology Corp.(a)(b)	445,061	137,969
Hi-Tech Pharmacal Co. Inc.(a)	19,159	106,141
Idenix Pharmaceuticals Inc.(a)(b)	37,610	217,762
I-Flow Corp.(a)	30,023	144,110
Indevus Pharmaceuticals Inc.(a)	117,276	368,247
Infinity Pharmaceuticals Inc.(a)	26,224	209,530
Inspire Pharmaceuticals Inc.(a)	72,776	261,994
Integrated BioPharma Inc.(a)	20,819	4,372
ISTA Pharmaceuticals Inc.(a)(b)	44,473	32,021
Javelin Pharmaceuticals Inc.(a)	68,215	85,269
La Jolla Pharmaceutical Co.(a)	31,288	18,147
Ligand Pharmaceuticals Inc. Class B(a)	108,446	297,142
Mannatech Inc.(b)	19,006	46,565
MannKind Corp.(a)(b)	76,205	261,383
Matrixx Initiatives Inc.(a)	18,622	307,077
Medivation Inc.(a)	37,294	543,374
MiddleBrook Pharmaceuticals Inc.(a)(b)	58,488	87,732
Nabi Biopharmaceuticals(a)	81,660	273,561
Neogen Corp.(a)	23,086	576,688
Neurocrine Biosciences Inc.(a)	48,008	153,626
NexMed Inc.(a)	172,342	22,853
Noven Pharmaceuticals Inc.(a)	31,858	350,438
NPS Pharmaceuticals Inc.(a)	63,021	391,360
Nutraceutical International Corp.(a)	14,101	108,437
Obagi Medical Products Inc.(a)	25,145	187,582
Omega Protein Corp.(a)	25,310	101,493
Osiris Therapeutics Inc.(a)(b)	22,262	426,540
Pain Therapeutics Inc.(a)	46,845	277,322
Penwest Pharmaceuticals Co.(a)	59,874	94,002
PetMed Express Inc.(a)	37,586	662,641
Pharmacopeia Inc.(a)	50,090	87,157
Pharmasset Inc.(a)	23,528	308,452
Poniard Pharmaceuticals Inc.(a)	31,686	61,154
POZEN Inc.(a)(b)	36,377	183,340
Progenics Pharmaceuticals Inc.(a)	35,471	365,706
Questcor Pharmaceuticals Inc.(a)	97,024	903,293
Reliv International Inc.	33,092	148,914
Repros Therapeutics Inc.(a)	18,429	193,873

Salix Pharmaceuticals Ltd.(a)(b)	68,285	602,957
Santarus Inc.(a)	88,147	138,391
Schiff Nutrition International Inc.(a)	20,499	122,379
SCOLR Pharma Inc.(a)	69,313	43,667
SIGA Technologies Inc.(a)(b)	39,267	128,403
Somaxon Pharmaceuticals Inc.(a)	29,110	36,970
Spectrum Pharmaceuticals Inc.(a)	54,597	79,712
Star Scientific Inc.(a)(b)	107,137	410,335
Sucampo Pharmaceuticals Inc.(a)	15,785	90,764
Synta Pharmaceuticals Corp.(a)(b)	31,152	190,650
Theragenics Corp.(a)	75,437	88,261
Trimeris Inc.	23,903	31,791
Trubion Pharmaceuticals Inc.(a)(b)	10,822	13,852
USANA Health Sciences Inc.(a)(b)	7,910	270,838
Vanda Pharmaceuticals Inc.(a)	41,663	21,248
VIVUS Inc.(a)	94,644	503,506

		17,068,355
REAL ESTATE—0.52%
Avatar Holdings Inc.(a)(b)	8,897	235,948
California Coastal Communities Inc.(a)	21,567	10,784
Consolidated-Tomoka Land Co.	9,204	351,501
Grubb & Ellis Co.	42,526	52,732
HFF Inc. Class A(a)	32,205	78,902
Hilltop Holdings Inc.(a)	57,611	561,131
Thomas Properties Group Inc.	40,905	105,944
ZipRealty Inc.(a)(b)	39,307	104,164

		1,501,106
REAL ESTATE INVESTMENT TRUSTS—2.82%
Agree Realty Corp.	29,358	532,261
Alesco Financial Inc.(b)	63,905	28,118
American Capital Agency Corp.(b)	17,962	383,668
Anworth Mortgage Asset Corp.	101,662	653,687
Arbor Realty Trust Inc.(b)	22,793	67,239
Associated Estates Realty Corp.	14,136	129,062
CapLease Inc.	85,218	147,427
Cedar Shopping Centers Inc.	63,152	447,116
Chimera Investment Corp.	131,035	452,071
Cogdell Spencer Inc.	24,623	230,471
Education Realty Trust Inc.	43,223	225,624
First Potomac Realty Trust	34,542	321,241
Gladstone Commercial Corp.	49,607	421,660
Hersha Hospitality Trust	78,159	234,477
Investors Real Estate Trust	74,963	802,854
JER Investors Trust Inc.(b)	22,477	20,904
Kite Realty Group Trust	32,431	180,316
Mission West Properties Inc.	31,488	240,883
Monmouth Real Estate Investment Corp. Class A	57,541	402,787
One Liberty Properties Inc.	36,353	319,906
PMC Commercial Trust	24,202	180,305
Ramco-Gershenson Properties Trust	24,403	150,811
Sun Communities Inc.	22,459	314,426
Universal Health Realty Income Trust	26,426	869,680
Urstadt Biddle Properties Inc. Class A	14,069	224,119
Vestin Realty Mortgage II Inc.	35,674	112,373

		8,093,486

RETAIL—3.79%
A.C. Moore Arts & Crafts Inc.(a)	31,686	44,360
AFC Enterprises Inc.(a)	36,355	170,505
Allion Healthcare Inc.(a)	30,629	126,191
America’s Car-Mart Inc.(a)	17,260	238,361
Big 5 Sporting Goods Corp.	34,165	178,000
BJ’s Restaurants Inc.(a)	26,205	282,228
Books-A-Million Inc.	21,931	55,924
Borders Group Inc.(a)	76,730	30,692
Buffalo Wild Wings Inc.(a)	28,074	720,098
Build-A-Bear Workshop Inc.(a)	23,901	116,159
Cache Inc.(a)	14,492	29,274
California Pizza Kitchen Inc.(a)	36,631	392,684
Casual Male Retail Group Inc.(a)	57,016	29,648
Charlotte Russe Holding Inc.(a)	29,148	189,171
Christopher & Banks Corp.	45,287	253,607
Citi Trends Inc.(a)	19,511	287,202
Conn’s Inc.(a)(b)	13,570	115,074
Cosi Inc.(a)(b)	55,324	15,989
Cost Plus Inc.(a)(b)	40,859	38,326
dELiA*s Inc.(a)	42,035	92,477
Denny’s Corp.(a)	128,704	256,121
Design Within Reach Inc.(a)	35,451	24,107
Destination Maternity Corp.(a)	8,102	63,601
Duckwall-ALCO Stores Inc.(a)	690	6,900
Eddie Bauer Holdings Inc.(a)	53,402	27,235
EZCORP Inc.(a)	52,895	804,533
Famous Dave’s of America Inc.(a)	19,334	56,069
FGX International Holdings Ltd.(a)	22,461	308,614
Finish Line Inc. (The) Class A	58,254	326,222
Fred’s Inc.	54,420	585,559
Hastings Entertainment Inc.(a)	15,717	27,190
Haverty Furniture Companies Inc.	25,356	236,571
hhgregg Inc.(a)	20,858	181,047
Hot Topic Inc.(a)	69,287	642,290
Jamba Inc.(a)(b)	108,646	46,718
Kenneth Cole Productions Inc. Class A	12,672	89,718
Kona Grill Inc.(a)	8,649	19,028
Krispy Kreme Doughnuts Inc.(a)(b)	77,294	129,854
Landry’s Restaurants Inc.(b)	17,211	199,648
Lithia Motors Inc. Class A(b)	33,908	110,540
Luby’s Inc.(a)(b)	35,653	149,386
MarineMax Inc.(a)	20,087	68,095
McCormick & Schmick’s Seafood Restaurants Inc.(a)	26,023	104,612
Nathan’s Famous Inc.(a)	11,732	149,231
O’Charley’s Inc.	30,932	61,864
Pantry Inc. (The)(a)	30,762	659,845
PC Mall Inc.(a)	16,152	64,770
Retail Ventures Inc.(a)	43,793	151,962
Rex Stores Corp.(a)	13,919	112,326
Rubio’s Restaurants Inc.(a)	23,855	85,162
Ruby Tuesday Inc.(a)	65,313	101,888
Ruth’s Hospitality Group Inc.(a)	40,937	56,493
Shoe Carnival Inc.(a)	12,273	117,207
Sport Supply Group Inc.	17,725	124,075
Steak n Shake Co. (The)(a)(b)	42,217	251,191
Stein Mart Inc.(a)	36,680	41,448
Susser Holdings Corp.(a)	16,439	218,474
Talbots Inc. (The)(b)	31,852	76,126
Titan Machinery Inc.(a)	9,917	139,433

Tuesday Morning Corp.(a)	45,279	73,805
West Marine Inc.(a)	33,874	143,626
Wet Seal Inc. Class A(a)	123,960	368,161

		10,866,715
SAVINGS & LOANS—3.26%
Abington Bancorp Inc.	49,748	460,169
American Bancorp of New Jersey	30,400	361,760
BankAtlantic Bancorp Inc. Class A(b)	16,291	94,488
BankFinancial Corp.	33,466	341,019
Berkshire Hills Bancorp Inc.	21,392	660,157
Beverly Hills Bancorp Inc.(a)	34,874	12,206
Cape Bancorp. Inc.(a)	38,543	353,439
CFS Bancorp Inc.	50,317	196,236
Citizens First Bancorp Inc.	20,688	43,445
Danvers Bancorp Inc.	35,516	474,849
Essa Bancorp Inc.	45,290	639,948
First Financial Holdings Inc.	20,820	421,397
First Financial Northwest Inc.	45,262	422,747
First Place Financial Corp.	26,065	99,829
FirstFed Financial Corp.(a)(b)	20,288	35,504
Flagstar Bancorp Inc.(a)(b)	59,238	42,059
Flushing Financial Corp.	29,337	350,871
Guaranty Financial Group Inc.(a)(b)	53,248	138,977
Legacy Bancorp Inc.	27,133	286,796
OceanFirst Financial Corp.	21,183	351,638
Provident New York Bancorp	62,093	769,953
Rockville Financial Inc.	22,823	318,837
TierOne Corp.	27,165	101,869
United Community Financial Corp.	52,102	46,892
United Financial Bancorp Inc.	44,906	679,877
ViewPoint Financial Group	24,423	391,989
Westfield Financial Inc.	63,957	660,036
WSFS Financial Corp.	11,968	574,344

		9,331,331
SEMICONDUCTORS—2.39%
Actel Corp.(a)	33,516	392,808
Advanced Analogic Technologies Inc.(a)	62,121	187,605
Amtech Systems Inc.(a)	16,812	62,036
Asyst Technologies Inc.(a)	67,660	16,915
AuthenTec Inc.(a)	25,042	41,820
AXT Inc.(a)	45,269	61,113
Bookham Inc.(a)	152,043	68,419
Cascade Microtech Inc.(a)	15,593	30,406
CEVA Inc.(a)	32,622	228,354
Cirrus Logic Inc.(a)	96,352	258,223
Cohu Inc.	30,259	367,647
DSP Group Inc.(a)	33,819	271,228
EMCORE Corp.(a)(b)	94,871	123,332
Exar Corp.(a)	50,447	336,481
FSI International Inc.(a)	64,494	19,993
Ikanos Communications Inc.(a)	50,716	63,902
Integrated Silicon Solution Inc.(a)	49,379	80,488
IXYS Corp.	33,880	279,849
Kopin Corp.(a)	99,582	203,147
Kulicke and Soffa Industries Inc.(a)	70,596	120,013
Lattice Semiconductor Corp.(a)	150,022	226,533
Leadis Technology Inc.(a)	56,717	18,717
LTX-Credence Corp.(a)	203,933	55,062

Mattson Technology Inc.(a)	68,940	97,205
Microtune Inc.(a)	69,871	142,537
MIPS Technologies Inc. Class A(a)	59,171	65,680
MoSys Inc.(a)	48,543	101,940
Nanometrics Inc.(a)	36,577	42,429
Pericom Semiconductor Corp.(a)	32,040	175,579
Photronics Inc.(a)	54,520	106,314
PLX Technology Inc.(a)	38,018	65,391
QuickLogic Corp.(a)	47,359	29,836
Richardson Electronics Ltd.	30,808	90,884
Rubicon Technology Inc.(a)	17,742	75,581
Rudolph Technologies Inc.(a)	40,600	143,318
Semitool Inc.(a)	35,617	108,632
Supertex Inc.(a)	14,970	359,430
Techwell Inc.(a)	23,325	151,613
Transmeta Corp.(a)	18,097	329,365
Ultra Clean Holdings Inc.(a)	31,330	62,973
Ultratech Inc.(a)	33,992	406,544
Veeco Instruments Inc.(a)	41,471	262,926
Virage Logic Corp.(a)	29,351	87,759
Volterra Semiconductor Corp.(a)	42,315	302,552
White Electronic Designs Corp.(a)	37,823	138,432

		6,861,011
SOFTWARE—2.71%
Actuate Corp.(a)	82,372	243,821
American Software Inc. Class A	32,433	152,435
AMICAS Inc.(a)	91,558	152,902
Borland Software Corp.(a)	111,471	117,045
Bottomline Technologies Inc.(a)	32,806	232,923
Callidus Software Inc.(a)	50,816	151,940
Computer Programs and Systems Inc.	17,096	458,173
Convera Corp. Class A(a)(b)	41,106	11,099
DemandTec Inc.(a)	30,010	242,181
Digi International Inc.(a)	37,337	302,803
DivX Inc.(a)	37,285	195,001
Double-Take Software Inc.(a)	24,597	220,635
EPIQ Systems Inc.(a)	49,238	822,767
FalconStor Software Inc.(a)	57,179	158,958
GSE Systems Inc.(a)	28,211	166,445
infoGROUP Inc.	45,788	217,035
Interactive Intelligence Inc.(a)	19,937	127,796
Market Leader Inc.(a)	46,316	78,737
MGT Capital Investments Inc.(a)	36,386	20,740
MoneyGram International Inc.(a)	97,385	98,359
Monotype Imaging Holdings Inc.(a)	20,996	121,777
MSC Software Corp.(a)	62,016	414,267
NaviSite Inc.(a)	37,396	14,958
Omnicell Inc.(a)	46,325	565,628
OpenTV Corp. Class A(a)	107,915	132,735
OPNET Technologies Inc.(a)	22,475	221,604
PDF Solutions Inc.(a)	33,448	48,165
Pegasystems Inc.	19,217	237,522
Phoenix Technologies Ltd.(a)	39,776	139,216
PLATO Learning Inc.(a)	45,266	54,319
Quadramed Corp.(a)	14,773	72,388
Schawk Inc.	19,537	223,894
SeaChange International Inc.(a)	46,110	332,453
Smith Micro Software Inc.(a)	41,090	228,460
Softbrands Inc.(a)	66,252	25,176

SourceForge Inc.(a)	116,597	104,937
Taleo Corp. Class A(a)	32,779	256,660
Trident Microsystems Inc.(a)	82,520	155,963
Unica Corp.(a)	22,480	123,190
Versant Corp.(a)	6,366	95,108
Wireless Ronin Technologies Inc.(a)	30,199	24,763

		7,764,978
TELECOMMUNICATIONS—4.33%
Adaptec Inc.(a)	175,030	577,599
Airvana Inc.(a)	38,522	235,755
Alaska Communications Systems Group Inc.	61,787	579,562
Anaren Inc.(a)	22,793	272,376
Applied Signal Technology Inc.	24,440	438,454
Atlantic Tele-Network Inc.	13,050	346,478
Avanex Corp.(a)	19,230	20,192
Aware Inc.(a)	33,454	62,559
BigBand Networks Inc.(a)	50,898	280,957
CalAmp Corp.(a)	34,584	15,563
Consolidated Communications Holdings Inc.	42,846	509,010
CPI International Inc.(a)	17,929	155,265
D&E Communications Inc.	25,190	168,773
Ditech Networks Inc.(a)	56,049	45,904
EFJohnson Technologies Inc.(a)	40,600	54,404
8x8 Inc.(a)(b)	92,329	43,856
EMS Technologies Inc.(a)	24,840	642,611
Endwave Corp.(a)	14,335	34,404
Extreme Networks Inc.(a)	163,085	381,619
FiberTower Corp.(a)	194,752	31,160
General Communication Inc. Class A(a)	60,080	486,047
GeoEye Inc.(a)	24,251	466,347
Globalstar Inc.(a)(b)	65,830	13,166
Globecomm Systems Inc.(a)	35,665	195,801
Hickory Tech Corp.	38,037	206,921
Hypercom Corp.(a)	71,164	76,857
I.D. Systems Inc.(a)	14,507	58,753
IDT Corp. Class B(a)	103,567	41,427
Iowa Telecommunications Services Inc.	42,694	609,670
iPCS Inc.(a)	24,433	167,610
Knology Inc.(a)	40,563	209,305
KVH Industries Inc.(a)	33,297	172,478
LiveWire Mobile Inc.(a)	85,424	9,277
Loral Space & Communications Inc.(a)	15,784	229,342
MRV Communications Inc.(a)	226,459	174,373
Network Equipment Technologies Inc.(a)	46,172	132,975
Neutral Tandem Inc.(a)	23,934	388,209
Newport Corp.(a)	50,656	343,448
Novatel Wireless Inc.(a)(b)	42,363	196,564
Occam Networks Inc.(a)	43,773	105,055
Oplink Communications Inc.(a)	32,366	278,348
Opnext Inc.(a)	27,651	48,389
ORBCOMM Inc.(a)(b)	47,438	102,466
ParkerVision Inc.(a)(b)	34,429	85,040
Procera Networks Inc.(a)(b)	137,340	126,353
Shenandoah Telecommunications Co.	31,531	884,445
ShoreTel Inc.(a)	70,025	314,412
Soapstone Networks Inc.(a)	32,736	84,459
SureWest Communications	20,416	233,151
Switch & Data Facilities Co. Inc.(a)	27,110	200,343
Symmetricom Inc.(a)	61,688	243,668

Telular Corp.(a)	50,522	66,689
TerreStar Corp.(a)(b)	88,896	35,558
Tollgrade Communications Inc.(a)	21,157	101,130
USA Mobility Inc.(a)	30,735	355,604
Vonage Holdings Corp.(a)(b)	64,409	42,510
Westell Technologies Inc. Class A(a)	136,287	36,116

		12,418,807
TEXTILES—0.01%
Dixie Group Inc.(a)	24,258	37,115

		37,115
TOYS, GAMES & HOBBIES—0.09%
RC2 Corp.(a)	23,695	252,826

		252,826
TRANSPORTATION—1.25%
Air Transport Services Group Inc.(a)	142,855	25,714
Celadon Group Inc.(a)	32,726	279,153
Covenant Transportation Group Class A(a)	21,369	42,952
DHT Maritime Inc.	53,775	297,914
Dynamex Inc.(a)	20,432	301,372
Frozen Food Express Industries Inc.	30,438	172,888
Horizon Lines Inc. Class A(b)	39,645	138,361
International Shipholding Corp.	8,467	214,469
Knightsbridge Tankers Ltd.(b)	27,187	398,290
Marten Transport Ltd.(a)	27,211	515,921
PHI Inc.(a)	21,531	301,649
Saia Inc.(a)	21,371	232,089
Teekay Tankers Ltd. Class A(b)	19,740	250,698
Universal Truckload Services Inc.(a)	13,735	194,488
USA Truck Inc.(a)	15,013	207,029

		3,572,987
TRUCKING & LEASING—0.05%
Greenbrier Companies Inc. (The)	21,686	148,983

		148,983
WATER—1.11%
American States Water Co.	24,959	823,148
Connecticut Water Service Inc.	27,145	640,893
Consolidated Water Co. Ltd.	20,244	253,050
Middlesex Water Co.	35,231	607,030
Pure Cycle Corp.(a)	32,237	82,849
SJW Corp.	20,670	618,860
Southwest Water Co.	43,972	141,590

		3,167,420

TOTAL COMMON STOCKS
(Cost: $465,210,351)		286,095,600

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(a)(c)	21,276	2

		2

TOTAL RIGHTS
(Cost: $0)		2

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.71%

MONEY MARKET FUNDS—6.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	15,506,383	15,506,383
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	2,575,096	2,575,096
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	1,166,693	1,166,693

		19,248,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,248,172)		19,248,172

TOTAL INVESTMENTS IN SECURITIES—106.50%
(Cost: $484,458,523)		305,343,774
Other Assets, Less Liabilities—(6.50)%		(18,647,720)

NET ASSETS—100.00%		$286,696,054

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,176	$394,682
Interpublic Group of Companies Inc. (The)(a)(b)	769,013	3,045,291
Lamar Advertising Co. Class A(a)(b)	123,995	1,557,377

		4,997,350
AEROSPACE & DEFENSE—1.04%
Alliant Techsystems Inc.(a)(b)	53,380	4,577,869
BE Aerospace Inc.(a)	162,704	1,251,194
Goodrich Corp.	203,548	7,535,347
L-3 Communications Holdings Inc.	199,303	14,704,575
Rockwell Collins Inc.	261,234	10,211,637
Spirit AeroSystems Holdings Inc. Class A(a)	169,037	1,719,106

		39,999,728
AGRICULTURE—1.12%
Bunge Ltd.(b)	197,560	10,227,681
Lorillard Inc.	282,605	15,924,792
UST Inc.	240,212	16,665,909

		42,818,382
AIRLINES—0.81%
AMR Corp.(a)	453,191	4,835,548
Continental Airlines Inc. Class B(a)(b)	179,414	3,240,217
Copa Holdings SA Class A	48,778	1,478,949
Delta Air Lines Inc.(a)(b)	971,809	11,136,931
Southwest Airlines Co.	1,188,984	10,249,042

		30,940,687
APPAREL—0.78%
Coach Inc.(a)	554,558	11,518,170
Guess? Inc.	97,283	1,493,294
Hanesbrands Inc.(a)	151,985	1,937,809
Jones Apparel Group Inc.	139,977	820,265
Liz Claiborne Inc.	153,416	398,882
Phillips-Van Heusen Corp.	83,070	1,672,199
Polo Ralph Lauren Corp.(b)	91,383	4,149,702
VF Corp.	141,960	7,775,149

		29,765,470
AUTO MANUFACTURERS—0.32%
Ford Motor Co.(a)(b)	3,754,757	8,598,394
General Motors Corp.(b)	852,683	2,728,586
Oshkosh Corp.	122,301	1,087,256

		12,414,236
AUTO PARTS & EQUIPMENT—0.29%
Autoliv Inc.	118,554	2,544,169
BorgWarner Inc.	188,447	4,102,491

Federal Mogul Corp. Class A(a)	36,056	152,517
Goodyear Tire & Rubber Co. (The)(a)	389,336	2,324,336
TRW Automotive Holdings Corp.(a)	80,289	289,040
WABCO Holdings Inc.	105,872	1,671,719

		11,084,272
BANKS—3.29%
Associated Banc-Corp.	207,306	4,338,915
BancorpSouth Inc.	134,481	3,141,476
Bank of Hawaii Corp.	78,056	3,525,790
BOK Financial Corp.	36,404	1,470,722
City National Corp.	64,877	3,159,510
Comerica Inc.	244,446	4,852,253
Commerce Bancshares Inc.	100,739	4,427,479
Cullen/Frost Bankers Inc.	95,852	4,857,779
Discover Financial Services LLC	780,637	7,439,471
Fifth Third Bancorp	817,646	6,753,756
First Citizens BancShares Inc. Class A	9,885	1,510,428
First Horizon National Corp.(b)	335,610	3,547,398
Fulton Financial Corp.	284,528	2,737,159
Huntington Bancshares Inc.	595,541	4,561,844
KeyCorp	801,580	6,829,462
M&T Bank Corp.	106,958	6,140,459
Marshall & Ilsley Corp.	421,074	5,743,449
Northern Trust Corp.	358,294	18,681,449
Popular Inc.(b)	459,543	2,371,242
Regions Financial Corp.	1,128,940	8,986,362
Synovus Financial Corp.	456,995	3,793,059
TCF Financial Corp.	206,819	2,825,148
Valley National Bancorp	217,674	4,407,899
Webster Financial Corp.	84,959	1,170,735
Whitney Holding Corp.	103,765	1,659,202
Wilmington Trust Corp.(b)	109,990	2,446,178
Zions Bancorporation(b)	187,159	4,587,267

		125,965,891
BEVERAGES—1.21%
Brown-Forman Corp. Class B	169,155	8,709,791
Coca-Cola Enterprises Inc.	517,179	6,221,663
Constellation Brands Inc. Class A(a)	301,508	4,754,781
Dr. Pepper Snapple Group Inc.(a)	412,541	6,703,791
Hansen Natural Corp.(a)	117,397	3,936,321
Molson Coors Brewing Co. Class B	187,854	9,189,818
Pepsi Bottling Group Inc.	223,574	5,032,651
PepsiAmericas Inc.	94,524	1,924,509

		46,473,325
BIOTECHNOLOGY—0.71%
Abraxis BioScience Inc.(a)	11,318	746,083
Charles River Laboratories International Inc.(a)	111,175	2,912,785
Illumina Inc.(a)(b)	199,576	5,198,955
Life Technologies Corp.(a)(b)	269,776	6,288,479
Millipore Corp.(a)	89,788	4,625,878
Vertex Pharmaceuticals Inc.(a)	243,645	7,401,935

		27,174,115
BUILDING MATERIALS—0.54%
Armstrong World Industries Inc.	32,955	712,487
Eagle Materials Inc.	69,825	1,285,478
Lennox International Inc.	75,549	2,439,477
Martin Marietta Materials Inc.(b)	67,099	6,513,971
Masco Corp.	589,004	6,555,615
Owens Corning(a)	123,747	2,140,823

USG Corp.(a)(b)	108,842	875,090

		20,522,941
CHEMICALS—2.67%
Airgas Inc.	134,560	5,246,494
Albemarle Corp.	149,019	3,323,124
Ashland Inc.	117,993	1,240,106
Cabot Corp.	103,991	1,591,062
Celanese Corp. Class A	234,222	2,911,379
CF Industries Holdings Inc.	91,415	4,493,961
Chemtura Corp.	386,290	540,806
Cytec Industries Inc.	76,811	1,629,929
Eastman Chemical Co.	124,243	3,939,746
Ecolab Inc.	283,523	9,965,833
FMC Corp.	121,550	5,436,932
Huntsman Corp.	262,327	902,405
International Flavors & Fragrances Inc.	130,688	3,884,047
Intrepid Potash Inc.(a)	56,703	1,177,721
Lubrizol Corp.	110,952	4,037,543
PPG Industries Inc.	266,636	11,313,365
Rohm and Haas Co.	215,281	13,302,213
RPM International Inc.	210,304	2,794,940
Sherwin-Williams Co. (The)	163,533	9,771,097
Sigma-Aldrich Corp.(b)	209,827	8,863,092
Terra Industries Inc.	166,486	2,775,322
Valhi Inc.	9,230	98,761
Valspar Corp. (The)	163,307	2,954,224

		102,194,102
COAL—0.47%
Alpha Natural Resources Inc.(a)	113,737	1,841,402
Arch Coal Inc.	235,047	3,828,916
CONSOL Energy Inc.	297,215	8,494,405
Foundation Coal Holdings Inc.	72,988	1,023,292
Massey Energy Co.	137,972	1,902,634
Patriot Coal Corp.(a)	124,210	776,313

		17,866,962
COMMERCIAL SERVICES—3.57%
Alliance Data Systems Corp.(a)(b)	109,343	5,087,730
Apollo Group Inc. Class A(a)	207,069	15,865,627
Avis Budget Group Inc.(a)	161,217	112,852
Brinks Home Security Holdings Inc.(a)	65,366	1,432,823
Career Education Corp.(a)	145,498	2,610,234
Convergys Corp.(a)	199,821	1,280,853
Corporate Executive Board Co. (The)	55,500	1,224,330
Corrections Corp. of America(a)	203,414	3,327,853
DeVry Inc.	99,824	5,730,896
Equifax Inc.	210,677	5,587,154
FTI Consulting Inc.(a)(b)	81,704	3,650,535
Genpact Ltd.(a)	101,192	831,798
H&R Block Inc.	528,679	12,011,587
Hertz Global Holdings Inc.(a)	527,502	2,674,435
Hewitt Associates Inc. Class A(a)	158,712	4,504,247
Hillenbrand Inc.	101,455	1,692,269
Iron Mountain Inc.(a)	291,606	7,211,417
ITT Educational Services Inc.(a)	63,254	6,007,865
Lender Processing Services Inc.	158,777	4,675,983
Manpower Inc.	129,091	4,387,803
Monster Worldwide Inc.(a)(b)	193,194	2,335,715
Moody’s Corp.	320,626	6,441,376
Morningstar Inc.(a)	26,467	939,579
Pharmaceutical Product Development Inc.	173,857	5,043,592

Quanta Services Inc.(a)	318,937	6,314,953
R.R. Donnelley & Sons Co.	345,358	4,689,962
Robert Half International Inc.	233,131	4,853,787
SAIC Inc.(a)	329,061	6,410,108
Service Corp. International	427,193	2,123,149
Strayer Education Inc.	23,098	4,952,442
Ticketmaster Entertainment Inc.(a)	58,808	377,547
Tree.com Inc.(a)	9,955	25,883
United Rentals Inc.(a)	95,720	872,966
Weight Watchers International Inc.	58,537	1,722,159

		137,011,509
COMPUTERS—2.03%
Affiliated Computer Services Inc. Class A(a)	145,737	6,696,615
Brocade Communications Systems Inc.(a)	616,665	1,726,662
Cadence Design Systems Inc.(a)	417,060	1,526,440
Cognizant Technology Solutions Corp.(a)	469,695	8,482,692
Computer Sciences Corp.(a)	245,417	8,623,953
Diebold Inc.	107,318	3,014,563
DST Systems Inc.(a)(b)	65,968	2,505,465
FactSet Research Systems Inc.(b)	69,717	3,084,280
IHS Inc. Class A(a)	70,732	2,646,791
Lexmark International Inc. Class A(a)	127,200	3,421,680
NCR Corp.(a)	256,049	3,620,533
NetApp Inc.(a)	559,365	7,814,329
SanDisk Corp.(a)	367,000	3,523,200
Seagate Technology	790,443	3,501,663
Sun Microsystems Inc.(a)	1,198,027	4,576,463
Synopsys Inc.(a)	230,404	4,267,082
Teradata Corp.(a)	292,889	4,343,544
Unisys Corp.(a)(b)	568,118	482,900
Western Digital Corp.(a)	359,640	4,117,878

		77,976,733
COSMETICS & PERSONAL CARE—0.67%
Alberto-Culver Co.	142,662	3,496,646
Avon Products Inc.	693,418	16,662,835
Bare Escentuals Inc.(a)	96,939	506,991
Estee Lauder Companies Inc. (The) Class A	159,180	4,928,213

		25,594,685
DISTRIBUTION & WHOLESALE—0.98%
Central European Distribution Corp.(a)	65,619	1,292,694
Fastenal Co.(b)	210,036	7,319,755
Genuine Parts Co.	266,171	10,077,234
Ingram Micro Inc. Class A(a)	273,915	3,667,722
LKQ Corp.(a)	221,146	2,578,562
Tech Data Corp.(a)	81,255	1,449,589
W.W. Grainger Inc.	124,354	9,804,069
WESCO International Inc.(a)	68,138	1,310,294

		37,499,919
DIVERSIFIED FINANCIAL SERVICES—2.44%
Affiliated Managers Group Inc.(a)	66,435	2,784,955
AmeriCredit Corp.(a)(b)	187,671	1,433,806
Ameriprise Financial Inc.	361,606	8,447,116
CIT Group Inc.	461,842	2,096,763
E*TRADE Financial Corp.(a)(b)	684,301	786,946
Eaton Vance Corp.	166,566	3,499,552
Federated Investors Inc. Class B	142,263	2,412,780
GLG Partners Inc.(b)	78,172	177,450
IntercontinentalExchange Inc.(a)	114,717	9,457,269
Invesco Ltd.	630,443	9,103,597

Investment Technology Group Inc.(a)	70,671	1,605,645
Janus Capital Group Inc.	265,355	2,130,801
Jefferies Group Inc.(b)	205,583	2,890,497
Lazard Ltd. Class A	123,129	3,661,856
Legg Mason Inc.	226,556	4,963,842
MF Global Ltd.(a)(b)	155,108	316,420
NASDAQ OMX Group Inc. (The)(a)	219,734	5,429,627
Raymond James Financial Inc.	155,262	2,659,638
SLM Corp.(a)	760,793	6,771,058
Student Loan Corp. (The)	6,366	261,006
T. Rowe Price Group Inc.	421,979	14,954,936
TD Ameritrade Holding Corp.(a)	394,949	5,628,023
Waddell & Reed Financial Inc. Class A	141,832	2,192,723

		93,666,306
ELECTRIC—7.59%
AES Corp. (The)(a)	1,092,598	9,003,008
Allegheny Energy Inc.	273,463	9,259,457
Alliant Energy Corp.	179,965	5,251,379
Ameren Corp.	340,362	11,320,440
American Electric Power Co. Inc.	653,480	21,747,814
Calpine Corp.(a)(b)	574,590	4,183,015
CenterPoint Energy Inc.	534,271	6,742,500
CMS Energy Corp.	366,328	3,703,576
Consolidated Edison Inc.	443,770	17,275,966
Constellation Energy Group Inc.	290,491	7,288,419
DPL Inc.	184,752	4,219,736
DTE Energy Co.	265,257	9,461,717
Dynegy Inc. Class A(a)	813,031	1,626,062
Edison International	530,361	17,035,195
Great Plains Energy Inc.	192,940	3,729,530
Hawaiian Electric Industries Inc.	146,246	3,237,886
Integrys Energy Group Inc.	124,544	5,352,901
MDU Resources Group Inc.	296,737	6,403,584
Mirant Corp.(a)	253,964	4,792,301
Northeast Utilities	252,594	6,077,412
NRG Energy Inc.(a)(b)	384,040	8,959,653
NSTAR	173,847	6,343,677
NV Energy Inc.	380,632	3,764,450
OGE Energy Corp.	149,635	3,857,590
Pepco Holdings Inc.	326,734	5,802,796
PG&E Corp.	581,281	22,501,384
Pinnacle West Capital Corp.	163,747	5,261,191
PPL Corp.	607,119	18,632,482
Progress Energy Inc.	425,380	16,951,393
Puget Energy Inc.	211,330	5,762,969
Reliant Energy Inc.(a)	562,848	3,253,261
SCANA Corp.	190,083	6,766,955
TECO Energy Inc.	342,012	4,223,848
Wisconsin Energy Corp.	190,174	7,983,505
Xcel Energy Inc.	700,070	12,986,299

		290,763,351
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
AMETEK Inc.	173,235	5,233,429
Energizer Holdings Inc.(a)	93,410	5,057,217
General Cable Corp.(a)(b)	86,641	1,532,679
Hubbell Inc. Class B	91,503	2,990,318
Molex Inc.	221,063	3,203,203
SunPower Corp. Class A(a)(b)	134,032	4,959,184

		22,976,030

ELECTRONICS—1.79%
Agilent Technologies Inc.(a)	593,132	9,270,653
Amphenol Corp. Class A	285,754	6,852,381
Arrow Electronics Inc.(a)	199,748	3,763,252
Avnet Inc.(a)	244,288	4,448,484
AVX Corp.	79,047	627,633
Dolby Laboratories Inc. Class A(a)	81,683	2,675,935
FLIR Systems Inc.(a)(b)	223,545	6,858,361
Garmin Ltd.(b)	195,178	3,741,562
Gentex Corp.	233,934	2,065,637
Itron Inc.(a)	55,607	3,544,390
Jabil Circuit Inc.	341,360	2,304,180
Mettler-Toledo International Inc.(a)	56,479	3,806,685
National Instruments Corp.	92,008	2,241,315
PerkinElmer Inc.	192,515	2,677,884
Thomas & Betts Corp.(a)	95,103	2,284,374
Trimble Navigation Ltd.(a)	197,172	4,260,887
Vishay Intertechnology Inc.(a)	306,303	1,047,556
Waters Corp.(a)	162,932	5,971,458

		68,442,627
ENERGY - ALTERNATE SOURCES—0.11%
Covanta Holding Corp.(a)	195,875	4,301,415

		4,301,415
ENGINEERING & CONSTRUCTION—1.27%
AECOM Technology Corp.(a)	164,369	5,051,059
Fluor Corp.	288,267	12,934,540
Foster Wheeler Ltd.(a)	216,939	5,072,034
Jacobs Engineering Group Inc.(a)	197,925	9,520,193
KBR Inc.	276,866	4,208,363
McDermott International Inc.(a)	369,196	3,647,656
Shaw Group Inc. (The)(a)	134,822	2,759,806
URS Corp.(a)	137,067	5,588,222

		48,781,873
ENTERTAINMENT—0.44%
Ascent Media Corp. Class A(a)	22,969	501,643
DreamWorks Animation SKG Inc. Class A(a)	130,383	3,293,475
International Game Technology Inc.	502,611	5,976,045
International Speedway Corp. Class A	52,536	1,509,359
Penn National Gaming Inc.(a)	108,184	2,312,974
Regal Entertainment Group Class A	130,121	1,328,535
Scientific Games Corp. Class A(a)(b)	104,743	1,837,192
Warner Music Group Corp.(b)	89,338	269,801

		17,029,024
ENVIRONMENTAL CONTROL—0.60%
Nalco Holding Co.	230,299	2,657,650
Republic Services Inc.	530,424	13,149,211
Stericycle Inc.(a)	140,257	7,304,585

		23,111,446
FOOD—3.13%
Campbell Soup Co.	336,079	10,085,731
ConAgra Foods Inc.	736,065	12,145,073
Corn Products International Inc.	120,546	3,477,752
Dean Foods Co.(a)	221,206	3,975,072
Del Monte Foods Co.	320,183	2,286,107
H.J. Heinz Co.	512,865	19,283,724
Hershey Co. (The)	249,806	8,678,260
Hormel Foods Corp.	115,922	3,602,856
J.M. Smucker Co. (The)	193,057	8,370,952

McCormick & Co. Inc. NVS	182,789	5,823,658
Safeway Inc.	712,985	16,947,653
Sara Lee Corp.	1,147,638	11,235,376
Smithfield Foods Inc.(a)(b)	189,480	2,665,984
SUPERVALU Inc.	345,691	5,047,089
Tyson Foods Inc. Class A	479,680	4,201,997
Whole Foods Market Inc.(b)	229,476	2,166,253

		119,993,537
FOREST PRODUCTS & PAPER—0.99%
Domtar Corp.(a)	791,319	1,321,503
International Paper Co.	695,380	8,205,484
MeadWestvaco Corp.	283,514	3,172,522
Plum Creek Timber Co. Inc.	278,080	9,660,499
Rayonier Inc.	127,545	3,998,536
Smurfit-Stone Container Corp.(a)	408,074	104,059
Temple-Inland Inc.	171,691	824,117
Weyerhaeuser Co.	343,250	10,506,883

		37,793,603
GAS—1.12%
AGL Resources Inc.	124,466	3,902,009
Atmos Energy Corp.	146,919	3,481,980
Energen Corp.	116,582	3,419,350
NiSource Inc.	445,527	4,887,431
Sempra Energy	407,492	17,371,384
Southern Union Co.	181,814	2,370,855
UGI Corp.	173,546	4,237,993
Vectren Corp.	132,021	3,301,845

		42,972,847
HAND & MACHINE TOOLS—0.48%
Black & Decker Corp. (The)	99,329	4,152,946
Kennametal Inc.	125,425	2,783,181
Lincoln Electric Holdings Inc.	69,488	3,539,024
Snap-On Inc.	93,730	3,691,087
Stanley Works (The)	127,161	4,336,190

		18,502,428
HEALTH CARE - PRODUCTS—2.64%
Advanced Medical Optics Inc.(a)(b)	82,212	543,421
Beckman Coulter Inc.	102,277	4,494,051
C.R. Bard Inc.	161,317	13,592,570
Cooper Companies Inc. (The)	72,847	1,194,691
DENTSPLY International Inc.	242,272	6,841,761
Edwards Lifesciences Corp.(a)	89,026	4,891,979
Gen-Probe Inc.(a)	87,877	3,764,651
Henry Schein Inc.(a)	146,400	5,371,416
Hill-Rom Holdings Inc.	101,861	1,676,632
Hologic Inc.(a)(b)	415,780	5,434,245
IDEXX Laboratories Inc.(a)(b)	98,263	3,545,329
Intuitive Surgical Inc.(a)	62,986	7,998,592
Inverness Medical Innovations Inc.(a)	126,775	2,397,315
Kinetic Concepts Inc.(a)	91,234	1,749,868
Patterson Companies Inc.(a)	197,371	3,700,706
ResMed Inc.(a)	126,041	4,724,017
St. Jude Medical Inc.(a)	552,751	18,218,673
TECHNE Corp.	62,845	4,054,759
Varian Medical Systems Inc.(a)	204,581	7,168,518

		101,363,194
HEALTH CARE - SERVICES—1.82%
Brookdale Senior Living Inc.	57,466	320,660

Community Health Systems Inc.(a)	157,416	2,295,125
Covance Inc.(a)(b)	102,267	4,707,350
Coventry Health Care Inc.(a)	246,921	3,674,184
DaVita Inc.(a)	170,232	8,438,400
Health Management Associates Inc. Class A(a)	387,839	694,232
Health Net Inc.(a)	175,666	1,913,003
Humana Inc.(a)	275,206	10,259,680
Laboratory Corp. of America Holdings(a)	180,848	11,648,420
LifePoint Hospitals Inc.(a)	88,056	2,011,199
Lincare Holdings Inc.(a)(b)	119,324	3,213,395
Pediatrix Medical Group Inc.(a)	76,950	2,439,315
Quest Diagnostics Inc.	257,047	13,343,310
Tenet Healthcare Corp.(a)	771,674	887,425
Universal Health Services Inc. Class B	76,889	2,888,720
WellCare Health Plans Inc.(a)	67,803	871,947

		69,606,365
HOLDING COMPANIES - DIVERSIFIED—0.19%
Leucadia National Corp.(a)(b)	289,052	5,723,230
Walter Industries Inc.	91,227	1,597,385

		7,320,615
HOME BUILDERS—0.60%
Centex Corp.	199,750	2,125,340
D.R. Horton Inc.	515,310	3,643,242
KB Home	122,043	1,662,226
Lennar Corp. Class A	220,527	1,911,969
M.D.C. Holdings Inc.	55,245	1,673,924
NVR Inc.(a)(b)	6,712	3,062,350
Pulte Homes Inc.	344,889	3,769,637
Thor Industries Inc.(b)	57,903	763,162
Toll Brothers Inc.(a)	212,187	4,547,167

		23,159,017
HOME FURNISHINGS—0.17%
Harman International Industries Inc.	93,834	1,569,843
Whirlpool Corp.	122,385	5,060,620

		6,630,463
HOUSEHOLD PRODUCTS & WARES—1.00%
Avery Dennison Corp.	173,652	5,683,630
Church & Dwight Co. Inc.	113,689	6,380,227
Clorox Co. (The)	223,960	12,443,218
Fortune Brands Inc.	249,708	10,307,946
Jarden Corp.(a)(b)	110,011	1,265,127
Scotts Miracle-Gro Co. (The) Class A	70,354	2,090,921

		38,171,069
HOUSEWARES—0.16%
Newell Rubbermaid Inc.	449,599	4,397,078
Toro Co. (The)	57,451	1,895,883

		6,292,961
INSURANCE—6.08%
Alleghany Corp.(a)	8,244	2,324,808
Allied World Assurance Holdings Ltd.	79,835	3,241,301
American Financial Group Inc.	128,437	2,938,639
American National Insurance Co.	25,702	1,895,008
Aon Corp.	451,840	20,640,051
Arch Capital Group Ltd.(a)	74,928	5,252,453
Arthur J. Gallagher & Co.	151,063	3,914,042
Assurant Inc.	192,236	5,767,080
Axis Capital Holdings Ltd.	241,689	7,037,984

Brown & Brown Inc.	188,342	3,936,348
CIGNA Corp.	455,887	7,681,696
Cincinnati Financial Corp.	237,084	6,892,032
CNA Financial Corp.	45,478	747,658
Conseco Inc.(a)	303,213	1,570,643
Endurance Specialty Holdings Ltd.	80,388	2,454,246
Erie Indemnity Co. Class A	52,112	1,960,975
Everest Re Group Ltd.	100,763	7,672,095
Fidelity National Financial Inc.	347,042	6,159,996
First American Corp.	150,201	4,339,307
Genworth Financial Inc. Class A	706,088	1,998,229
Hanover Insurance Group Inc. (The)	83,786	3,600,284
HCC Insurance Holdings Inc.	187,414	5,013,325
Lincoln National Corp.	422,306	7,956,245
Markel Corp.(a)	16,154	4,830,046
Marsh & McLennan Companies Inc.	832,523	20,205,333
MBIA Inc.(a)(b)	345,267	1,405,237
Mercury General Corp.	43,198	1,986,676
MGIC Investment Corp.(b)	199,511	694,298
Nationwide Financial Services Inc. Class A	73,916	3,859,154
Old Republic International Corp.	374,615	4,465,411
OneBeacon Insurance Group Ltd.	38,480	401,731
PartnerRe Ltd.	88,395	6,299,912
Principal Financial Group Inc.	420,374	9,487,841
Progressive Corp. (The)	1,100,865	16,303,811
Protective Life Corp.	112,743	1,617,862
Reinsurance Group of America Inc.	111,341	4,767,622
RenaissanceRe Holdings Ltd.	99,875	5,149,555
StanCorp Financial Group Inc.	79,946	3,339,344
Torchmark Corp.	138,606	6,195,688
Transatlantic Holdings Inc.	44,233	1,771,974
Unitrin Inc.	67,372	1,073,910
Unum Group	563,359	10,478,477
W.R. Berkley Corp.	233,268	7,231,308
Wesco Financial Corp.	2,207	635,395
White Mountains Insurance Group Ltd.	14,351	3,833,296
XL Capital Ltd. Class A	539,240	1,995,188

		233,023,514
INTERNET—1.09%
Akamai Technologies Inc.(a)	273,772	4,131,219
Equinix Inc.(a)(b)	53,362	2,838,325
Expedia Inc.(a)	339,104	2,794,217
F5 Networks Inc.(a)(b)	133,223	3,045,478
HLTH Corp.(a)	164,566	1,721,360
IAC/InterActiveCorp.(a)	149,460	2,351,006
Liberty Media Corp. - Liberty Interactive Group Series A(a)	967,367	3,018,185
McAfee Inc.(a)(b)	246,310	8,514,937
Priceline.com Inc.(a)(b)	65,858	4,850,442
Sohu.com Inc.(a)(b)	45,833	2,169,734
VeriSign Inc.(a)	317,157	6,051,356
WebMD Health Corp. Class A(a)	12,969	305,939

		41,792,198
INVESTMENT COMPANIES—0.05%
Allied Capital Corp.(b)	286,710	771,250
American Capital Ltd.	326,009	1,056,269

		1,827,519
IRON & STEEL—0.48%
AK Steel Holding Corp.	183,792	1,712,941
Allegheny Technologies Inc.	164,588	4,201,932

Carpenter Technology Corp.	72,821	1,495,743
Cliffs Natural Resources Inc.	184,414	4,722,843
Reliance Steel & Aluminum Co.	102,461	2,043,072
Schnitzer Steel Industries Inc. Class A	35,446	1,334,542
Steel Dynamics Inc.	265,280	2,965,830

		18,476,903
LEISURE TIME—0.26%
Harley-Davidson Inc.	385,398	6,540,204
Interval Leisure Group Inc.(a)	58,808	316,975
Royal Caribbean Cruises Ltd.(b)	223,618	3,074,748

		9,931,927
LODGING—0.68%
Boyd Gaming Corp.(b)	90,767	429,328
Choice Hotels International Inc.(b)	49,886	1,499,573
Marriott International Inc. Class A	480,770	9,350,977
MGM MIRAGE(a)(b)	202,184	2,782,052
Orient-Express Hotels Ltd. Class A	76,891	588,985
Starwood Hotels & Resorts Worldwide Inc.	303,333	5,429,661
Wyndham Worldwide Corp.	288,889	1,892,223
Wynn Resorts Ltd.(a)(b)	93,155	3,936,730

		25,909,529
MACHINERY—1.18%
AGCO Corp.(a)	149,344	3,523,025
Bucyrus International Inc.	122,598	2,270,515
Cummins Inc.	330,346	8,830,149
Flowserve Corp.	93,447	4,812,521
Gardner Denver Inc.(a)	85,954	2,006,166
Graco Inc.	98,982	2,348,843
IDEX Corp.	134,149	3,239,699
Joy Global Inc.	176,225	4,033,790
Manitowoc Co. Inc. (The)	212,611	1,841,211
Rockwell Automation Inc.	238,815	7,699,396
Terex Corp.(a)	154,025	2,667,713
Zebra Technologies Corp. Class A(a)	105,135	2,130,035

		45,403,063
MANUFACTURING—3.13%
AptarGroup Inc.	110,789	3,904,204
Brink’s Co. (The)	66,509	1,787,762
Carlisle Companies Inc.	98,566	2,040,316
Cooper Industries Ltd.	282,594	8,260,223
Crane Co.	82,067	1,414,835
Donaldson Co. Inc.	126,643	4,261,537
Dover Corp.	307,892	10,135,805
Eastman Kodak Co.	435,719	2,867,031
Eaton Corp.	267,444	13,294,641
Harsco Corp.	137,169	3,796,838
Ingersoll-Rand Co. Ltd. Class A	510,465	8,856,568
ITT Industries Inc.	295,210	13,576,708
Leggett & Platt Inc.	255,802	3,885,632
Pall Corp.	199,338	5,667,179
Parker Hannifin Corp.	272,531	11,593,469
Pentair Inc.	161,591	3,824,859
Roper Industries Inc.	145,744	6,326,747
SPX Corp.	87,039	3,529,431
Teleflex Inc.	64,500	3,231,450
Textron Inc.	404,596	5,611,747
Trinity Industries Inc.	132,507	2,088,310

		119,955,292

MEDIA—2.00%
Cablevision Systems Corp.	361,168	6,082,069
CBS Corp. Class B	960,499	7,866,487
Central European Media Enterprises Ltd. Class A(a)(b)	57,880	1,257,154
CTC Media Inc.(a)	84,159	403,963
Discovery Communications Inc. Class C(a)	457,875	6,130,946
Dish Network Corp. Class A(a)	331,476	3,676,069
E.W. Scripps Co. (The)Class A	46,333	102,396
Gannett Co. Inc.	372,682	2,981,456
Hearst-Argyle Television Inc.(b)	36,148	219,057
John Wiley & Sons Inc. Class A	65,253	2,321,702
Liberty Global Inc. Series A(a)(b)	477,039	7,594,461
Liberty Media Corp. - Liberty Capital Group Series A(a)	159,269	750,157
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	839,515	14,674,722
McGraw-Hill Companies Inc. (The)	522,070	12,106,803
Meredith Corp.(b)	64,868	1,110,540
New York Times Co. (The)Class A(b)	232,667	1,705,449
Scripps Networks Interactive Inc. Class A	140,915	3,100,130
Sirius XM Radio Inc.(a)(b)	5,662,639	679,517
Washington Post Co. (The)Class B	9,990	3,898,598

		76,661,676
METAL FABRICATE & HARDWARE—0.53%
Commercial Metals Co.	186,145	2,209,541
Precision Castparts Corp.	226,332	13,462,227
Timken Co. (The)	134,892	2,647,930
Valmont Industries Inc.	30,942	1,898,601

		20,218,299
MINING—0.37%
Century Aluminum Co.(a)	55,312	553,120
Titanium Metals Corp.	140,572	1,238,439
Vulcan Materials Co.(b)	177,835	12,373,759

		14,165,318
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	44,464	363,271

		363,271
OFFICE & BUSINESS EQUIPMENT—0.53%
Pitney Bowes Inc.	337,816	8,607,552
Xerox Corp.	1,461,582	11,648,809

		20,256,361
OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A	98,733	554,879

		554,879
OIL & GAS—4.13%
Atwood Oceanics Inc.(a)	90,562	1,383,787
Cabot Oil & Gas Corp.	168,518	4,381,468
Cimarex Energy Co.	135,155	3,619,451
CNX Gas Corp.(a)(b)	45,170	1,233,141
Continental Resources Inc.(a)(b)	49,051	1,015,846
Denbury Resources Inc.(a)	399,370	4,361,120
Diamond Offshore Drilling Inc.	111,850	6,592,439
Encore Acquisition Co.(a)	87,027	2,220,929
ENSCO International Inc.	234,963	6,670,600
Forest Oil Corp.(a)	157,485	2,596,928
Frontier Oil Corp.	167,870	2,120,198

Helmerich & Payne Inc.	169,830	3,863,633
Holly Corp.	69,836	1,273,110
Mariner Energy Inc.(a)	141,674	1,445,075
Murphy Oil Corp.	308,680	13,689,958
Nabors Industries Ltd.(a)	457,212	5,472,828
Newfield Exploration Co.(a)	213,823	4,223,004
Noble Corp.	436,693	9,646,548
Noble Energy Inc.	279,819	13,772,691
Patterson-UTI Energy Inc.	251,816	2,898,402
Petrohawk Energy Corp.(a)	407,425	6,368,053
Pioneer Natural Resources Co.	194,553	3,147,868
Plains Exploration & Production Co.(a)	174,571	4,057,030
Pride International Inc.(a)	272,967	4,362,013
Quicksilver Resources Inc.(a)	176,056	980,632
Range Resources Corp.	251,007	8,632,131
Rowan Companies Inc.	183,798	2,922,388
SandRidge Energy Inc.(a)	167,548	1,030,420
Southwestern Energy Co.(a)	555,644	16,097,007
St. Mary Land & Exploration Co.	99,588	2,022,632
Sunoco Inc.	190,217	8,266,831
Tesoro Corp.	224,948	2,962,565
Unit Corp.(a)	76,928	2,055,516
W&T Offshore Inc.	48,464	694,004
Whiting Petroleum Corp.(a)	68,838	2,303,319

		158,383,565
OIL & GAS SERVICES—1.21%
BJ Services Co.	477,334	5,570,488
Cameron International Corp.(a)	352,625	7,228,813
Dresser-Rand Group Inc.(a)	140,290	2,420,003
Exterran Holdings Inc.(a)	107,364	2,286,853
FMC Technologies Inc.(a)	208,103	4,959,094
Global Industries Ltd.(a)	184,018	642,223
Helix Energy Solutions Group Inc.(a)	147,462	1,067,625
Hercules Offshore Inc.(a)	141,843	673,754
Key Energy Services Inc.(a)	203,079	895,578
Oceaneering International Inc.(a)	89,841	2,617,967
Oil States International Inc.(a)	80,257	1,500,003
SEACOR Holdings Inc.(a)	34,043	2,268,966
Smith International Inc.	350,999	8,034,367
Superior Energy Services Inc.(a)	131,602	2,096,420
Tetra Technologies Inc.(a)	118,967	578,180
Tidewater Inc.	85,030	3,424,158

		46,264,492
PACKAGING & CONTAINERS—1.04%
Ball Corp.	159,202	6,621,211
Bemis Co. Inc.	161,808	3,831,613
Crown Holdings Inc.(a)	261,354	5,017,997
Greif Inc. Class A	53,950	1,803,549
Owens-Illinois Inc.(a)	271,658	7,424,413
Packaging Corp. of America	169,851	2,286,194
Pactiv Corp.(a)	213,148	5,303,122
Sealed Air Corp.	261,175	3,901,955
Sonoco Products Co.	161,553	3,741,567

		39,931,621
PHARMACEUTICALS—3.12%
Allergan Inc.	496,345	20,012,630
AmerisourceBergen Corp.	261,855	9,337,749
Amylin Pharmaceuticals Inc.(a)(b)	224,050	2,430,943
BioMarin Pharmaceutical Inc.(a)(b)	160,739	2,861,154
Cephalon Inc.(a)(b)	110,156	8,486,418

Endo Pharmaceuticals Holdings Inc.(a)	195,430	5,057,728
Express Scripts Inc.(a)	342,503	18,830,815
Forest Laboratories Inc.(a)	493,742	12,575,609
Herbalife Ltd.	106,384	2,306,405
Hospira Inc.(a)	258,753	6,939,755
King Pharmaceuticals Inc.(a)	401,044	4,259,087
Mylan Inc.(a)(b)	494,380	4,889,418
NBTY Inc.(a)	86,227	1,349,453
Omnicare Inc.	173,036	4,803,479
Perrigo Co.	126,551	4,088,863
Sepracor Inc.(a)	174,240	1,913,155
VCA Antech Inc.(a)(b)	137,539	2,734,275
Warner Chilcott Ltd. Class A(a)	148,672	2,155,744
Watson Pharmaceuticals Inc.(a)	169,471	4,502,844

		119,535,524
PIPELINES—1.32%
El Paso Corp.	1,142,576	8,946,370
Equitable Resources Inc.	213,098	7,149,438
National Fuel Gas Co.	131,772	4,128,417
ONEOK Inc.	169,808	4,944,809
Questar Corp.	281,736	9,209,950
Spectra Energy Corp.	1,028,478	16,188,244

		50,567,228
REAL ESTATE—0.20%
CB Richard Ellis Group Inc. Class A(a)	350,096	1,512,415
Forest City Enterprises Inc. Class A	119,982	803,879
Jones Lang LaSalle Inc.	55,877	1,547,793
St. Joe Co. (The)(a)(b)	150,272	3,654,615

		7,518,702
REAL ESTATE INVESTMENT TRUSTS—4.95%
Alexandria Real Estate Equities Inc.	52,315	3,156,687
AMB Property Corp.	159,237	3,729,331
Annaly Capital Management Inc.	873,704	13,865,682
Apartment Investment and Management Co. Class A(b)	145,737	1,683,262
AvalonBay Communities Inc.(b)	125,038	7,574,802
Boston Properties Inc.	194,545	10,699,975
Brandywine Realty Trust	144,051	1,110,633
BRE Properties Inc. Class A(b)	77,895	2,179,502
Camden Property Trust	86,715	2,717,648
CapitalSource Inc.	314,463	1,452,819
CBL & Associates Properties Inc.(b)	105,946	688,649
Developers Diversified Realty Corp.	192,307	938,458
Digital Realty Trust Inc.(b)	117,343	3,854,718
Douglas Emmett Inc.	198,236	2,588,962
Duke Realty Corp.	239,981	2,630,192
Equity Residential	439,517	13,106,397
Essex Property Trust Inc.(b)	41,515	3,186,276
Federal Realty Investment Trust(b)	95,541	5,931,185
General Growth Properties Inc.(b)	365,036	470,896
HCP Inc.	409,196	11,363,373
Health Care REIT Inc.	165,174	6,970,343
Hospitality Properties Trust	152,263	2,264,151
Host Hotels & Resorts Inc.	847,212	6,413,395
HRPT Properties Trust	366,327	1,234,522
iStar Financial Inc.(b)	214,066	477,367
Kilroy Realty Corp.	53,401	1,786,797
Kimco Realty Corp.	350,293	6,403,356
Liberty Property Trust	159,370	3,638,417
Macerich Co. (The)(b)	120,913	2,195,780

Mack-Cali Realty Corp.	107,349	2,630,051
Nationwide Health Properties Inc.(b)	156,652	4,499,045
ProLogis	425,750	5,913,667
Public Storage	205,577	16,343,372
Regency Centers Corp.	113,648	5,307,362
SL Green Realty Corp.	94,459	2,446,488
Taubman Centers Inc.	85,366	2,173,418
UDR Inc.	220,922	3,046,514
Ventas Inc.	213,430	7,164,845
Vornado Realty Trust	221,114	13,344,230
Weingarten Realty Investors(b)	121,679	2,517,539

		189,700,106
RETAIL—6.08%
Abercrombie & Fitch Co. Class A	141,104	3,255,269
Advance Auto Parts Inc.	154,550	5,200,608
American Eagle Outfitters Inc.	282,582	2,644,968
AnnTaylor Stores Corp.(a)	94,371	544,521
AutoNation Inc.(a)(b)	186,408	1,841,711
AutoZone Inc.(a)	63,019	8,789,260
Barnes & Noble Inc.	59,613	894,195
Bed Bath & Beyond Inc.(a)	420,777	10,696,151
Big Lots Inc.(a)(b)	132,817	1,924,518
BJ’s Wholesale Club Inc.(a)(b)	97,208	3,330,346
Brinker International Inc.	163,883	1,727,327
Burger King Holdings Inc.	130,941	3,126,871
CarMax Inc.(a)(b)	356,072	2,805,847
Chipotle Mexican Grill Inc. Class A(a)(b)	53,401	3,309,794
Copart Inc.(a)(b)	103,276	2,808,074
Darden Restaurants Inc.	227,790	6,419,122
Dick’s Sporting Goods Inc.(a)(b)	136,786	1,930,050
Dollar Tree Inc.(a)	146,520	6,124,536
Family Dollar Stores Inc.	227,535	5,931,837
Foot Locker Inc.	253,491	1,860,624
GameStop Corp. Class A(a)	265,187	5,743,950
Gap Inc. (The)	791,028	10,591,865
HSN Inc.(a)	58,808	427,534
J.C. Penney Co. Inc.	361,132	7,114,300
Kohl’s Corp.(a)	502,815	18,201,903
Limited Brands Inc.	436,871	4,386,185
Macy’s Inc.	685,540	7,095,339
MSC Industrial Direct Co. Inc. Class A	72,381	2,665,792
Nordstrom Inc.(b)	295,948	3,939,068
Office Depot Inc.(a)	441,794	1,316,546
OfficeMax Inc.	125,357	957,727
O’Reilly Automotive Inc.(a)(b)	218,775	6,725,144
Panera Bread Co. Class A(a)(b)	43,155	2,254,417
Penske Automotive Group Inc.	65,072	499,753
PetSmart Inc.	207,149	3,821,899
RadioShack Corp.	214,304	2,558,790
Rite Aid Corp.(a)(b)	810,296	251,192
Ross Stores Inc.	216,316	6,431,075
Saks Inc.(a)(b)	237,874	1,041,888
Sears Holdings Corp.(a)(b)	89,677	3,485,745
Signet Jewelers Ltd.	140,374	1,217,043
Starbucks Corp.(a)	1,182,988	11,191,066
Tiffany & Co.(b)	205,261	4,850,317
Tim Hortons Inc.	300,391	8,663,276
TJX Companies Inc. (The)	690,084	14,195,028
Urban Outfitters Inc.(a)(b)	183,857	2,754,178
Williams-Sonoma Inc.	153,346	1,205,300
Yum! Brands Inc.	770,726	24,277,869

		233,029,818

SAVINGS & LOANS—1.05%
Astoria Financial Corp.	137,821	2,271,290
Capitol Federal Financial	35,917	1,637,815
Hudson City Bancorp Inc.	843,507	13,462,372
New York Community Bancorp Inc.	557,884	6,672,293
People’s United Financial Inc.	562,159	10,023,295
Sovereign Bancorp Inc.(a)	725,983	2,163,429
TFS Financial Corp.	137,945	1,779,491
Washington Federal Inc.	141,890	2,122,674

		40,132,659
SEMICONDUCTORS—3.15%
Advanced Micro Devices Inc.(a)(b)	988,916	2,136,059
Altera Corp.	487,859	8,152,124
Analog Devices Inc.	471,855	8,974,682
Atmel Corp.(a)	721,704	2,258,934
Broadcom Corp. Class A(a)	835,328	14,175,516
Cree Inc.(a)(b)	145,048	2,301,912
Cypress Semiconductor Corp.(a)	241,726	1,080,515
Fairchild Semiconductor International Inc. Class A(a)	204,544	1,000,220
Integrated Device Technology Inc.(a)	277,614	1,557,415
International Rectifier Corp.(a)	117,544	1,586,844
Intersil Corp. Class A	202,649	1,862,344
KLA-Tencor Corp.	276,029	6,014,672
Lam Research Corp.(a)	203,094	4,321,840
Linear Technology Corp.	361,212	7,990,009
LSI Corp.(a)	1,039,716	3,420,666
Marvell Technology Group Ltd.(a)	786,893	5,248,576
MEMC Electronic Materials Inc.(a)	370,640	5,292,739
Microchip Technology Inc.	301,442	5,887,162
Micron Technology Inc.(a)(b)	1,236,126	3,263,373
National Semiconductor Corp.	373,298	3,759,111
Novellus Systems Inc.(a)	163,655	2,019,503
NVIDIA Corp.(a)	903,226	7,289,034
ON Semiconductor Corp.(a)(b)	666,737	2,266,906
QLogic Corp.(a)(b)	216,382	2,908,174
Rambus Inc.(a)	169,037	2,691,069
Silicon Laboratories Inc.(a)	75,134	1,861,821
Teradyne Inc.(a)	279,920	1,181,262
Varian Semiconductor Equipment Associates Inc.(a)	121,353	2,198,916
Xilinx Inc.	454,962	8,107,423

		120,808,821
SOFTWARE—3.84%
Activision Blizzard Inc.(a)	964,615	8,334,274
ANSYS Inc.(a)	137,314	3,829,687
Autodesk Inc.(a)	363,732	7,147,334
BMC Software Inc.(a)	310,654	8,359,699
Broadridge Financial Solutions Inc.	228,350	2,863,509
CA Inc.	631,059	11,693,523
Cerner Corp.(a)(b)	109,828	4,222,887
Citrix Systems Inc.(a)	298,455	7,034,584
Compuware Corp.(a)	400,084	2,700,567
Dun & Bradstreet Corp. (The)	90,908	7,018,098
Electronic Arts Inc.(a)	517,641	8,302,962
Fidelity National Information Services Inc.	316,961	5,156,955
Fiserv Inc.(a)	266,440	9,690,423
Global Payments Inc.	129,042	4,231,287
IMS Health Inc.	294,763	4,468,607
Intuit Inc.(a)	521,583	12,408,460

Metavante Technologies Inc.(a)	146,894	2,366,462
MSCI Inc. Class A(a)	72,423	1,286,232
Novell Inc.(a)	569,757	2,216,355
Nuance Communications Inc.(a)	317,912	3,293,568
Paychex Inc.	525,791	13,817,787
Red Hat Inc.(a)(b)	310,367	4,103,052
Salesforce.com Inc.(a)(b)	170,740	5,465,387
SEI Investments Co.	219,301	3,445,219
Total System Services Inc.	266,270	3,727,780

		147,184,698
TELECOMMUNICATIONS—3.34%
ADC Telecommunications Inc.(a)(b)	193,806	1,060,119
Amdocs Ltd.(a)	320,062	5,853,934
American Tower Corp. Class A(a)	645,439	18,924,271
CenturyTel Inc.	162,456	4,439,922
Ciena Corp.(a)	143,051	958,442
Clearwire Corp. Class A(a)(b)	107,263	528,807
CommScope Inc.(a)	114,465	1,778,786
Crown Castle International Corp.(a)(b)	459,584	8,079,487
EchoStar Corp.(a)	68,326	1,016,008
Embarq Corp.	240,209	8,637,916
Frontier Communications Corp.	525,975	4,597,022
Harris Corp.	219,052	8,334,929
JDS Uniphase Corp.(a)	338,225	1,234,521
Juniper Networks Inc.(a)	852,957	14,935,277
Leap Wireless International Inc.(a)	86,084	2,314,799
Level 3 Communications Inc.(a)(b)	2,508,513	1,755,959
MetroPCS Communications Inc.(a)(b)	395,571	5,874,229
NeuStar Inc. Class A(a)(b)	125,809	2,406,726
NII Holdings Inc. Class B(a)	272,130	4,947,323
Qwest Communications International Inc.	2,446,879	8,906,640
SBA Communications Corp.(a)(b)	189,101	3,086,128
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone and Data Systems Inc.	169,563	5,383,625
Tellabs Inc.(a)	643,740	2,652,209
United States Cellular Corp.(a)	27,497	1,188,970
Virgin Media Inc.	479,662	2,393,514
Windstream Corp.	728,633	6,703,424

		127,992,987
TEXTILES—0.23%
Cintas Corp.	214,710	4,987,713
Mohawk Industries Inc.(a)	90,993	3,909,969

		8,897,682
TOYS, GAMES & HOBBIES—0.40%
Hasbro Inc.	200,536	5,849,635
Mattel Inc.	588,178	9,410,848

		15,260,483
TRANSPORTATION—1.40%
Alexander & Baldwin Inc.	66,704	1,671,602
C.H. Robinson Worldwide Inc.	277,112	15,249,473
Con-way Inc.	73,858	1,964,623
Expeditors International Washington Inc.	346,570	11,530,384
Frontline Ltd.(b)	78,947	2,337,621
J.B. Hunt Transport Services Inc.	132,766	3,487,763
Kansas City Southern Industries Inc.(a)	147,130	2,802,827
Kirby Corp.(a)	88,126	2,411,127
Landstar System Inc.	85,960	3,303,443
Overseas Shipholding Group Inc.	36,357	1,530,993
Ryder System Inc.	93,490	3,625,542

Teekay Corp.	69,411	1,363,926
UTi Worldwide Inc.	161,034	2,309,228

		53,588,552
TRUCKING & LEASING—0.06%
GATX Corp.	79,589	2,464,871

		2,464,871
WATER—0.17%
American Water Works Co. Inc.(b)	102,662	2,143,583
Aqua America Inc.	217,204	4,472,230

		6,615,813

TOTAL COMMON STOCKS
(Cost: $5,632,046,420)		3,827,595,849

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.72%

MONEY MARKET FUNDS—6.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	214,253,835	214,253,835
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	39,382,706	39,382,706
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	3,912,130	3,912,130

		257,548,671

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,548,671)		257,548,671

TOTAL INVESTMENTS IN SECURITIES—106.58%
(Cost: $5,889,595,091)		4,085,144,520
Other Assets, Less Liabilities—(6.58)%		(252,370,155)

NET ASSETS—100.00%		$3,832,774,365

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.23%
Clear Channel Outdoor Holdings Inc. Class A(a)	52,792	$324,671
Interpublic Group of Companies Inc. (The)(a)(b)	678,407	2,686,492
Lamar Advertising Co. Class A(a)(b)	129,178	1,622,476

		4,633,639
AEROSPACE & DEFENSE—1.68%
Alliant Techsystems Inc.(a)(b)	24,276	2,081,910
BE Aerospace Inc.(a)	153,991	1,184,191
Goodrich Corp.	210,692	7,799,818
L-3 Communications Holdings Inc.	160,546	11,845,084
Rockwell Collins Inc.	270,813	10,586,080

		33,497,083
AGRICULTURE—0.44%
Lorillard Inc.	153,997	8,677,731

		8,677,731
AIRLINES—0.33%
AMR Corp.(a)	237,889	2,538,276
Copa Holdings SA Class A	36,511	1,107,014
Delta Air Lines Inc.(a)	250,678	2,872,770

		6,518,060
APPAREL—1.07%
Coach Inc.(a)	574,960	11,941,919
Guess? Inc.	101,377	1,556,137
Hanesbrands Inc.(a)	158,190	2,016,923
Phillips-Van Heusen Corp.	76,758	1,545,139
Polo Ralph Lauren Corp.(b)	94,825	4,306,003

		21,366,121
AUTO MANUFACTURERS—0.04%
Oshkosh Corp.	86,549	769,421

		769,421
AUTO PARTS & EQUIPMENT—0.35%
BorgWarner Inc.	171,408	3,731,552
Goodyear Tire & Rubber Co. (The)(a)	259,527	1,549,376
WABCO Holdings Inc.	110,207	1,740,169

		7,021,097
BANKS—0.88%
Northern Trust Corp.	335,464	17,491,093

		17,491,093

BEVERAGES—0.54%
Brown-Forman Corp. Class B	129,661	6,676,245
Hansen Natural Corp.(a)	121,687	4,080,165

		10,756,410
BIOTECHNOLOGY—1.21%
Abraxis BioScience Inc.(a)	11,466	755,839
Charles River Laboratories International Inc.(a)	51,622	1,352,496
Illumina Inc.(a)(b)	207,154	5,396,362
Life Technologies Corp.(a)	176,364	4,111,045
Millipore Corp.(a)	93,106	4,796,821
Vertex Pharmaceuticals Inc.(a)	252,262	7,663,720

		24,076,283
BUILDING MATERIALS—0.53%
Eagle Materials Inc.	66,019	1,215,410
Lennox International Inc.	78,330	2,529,276
Martin Marietta Materials Inc.(b)	64,723	6,283,309
USG Corp.(a)	61,839	497,186

		10,525,181
CHEMICALS—3.24%
Airgas Inc.	139,938	5,456,183
Albemarle Corp.	153,617	3,425,659
Ashland Inc.	9,824	103,250
Celanese Corp. Class A	209,540	2,604,582
CF Industries Holdings Inc.	95,351	4,687,455
Chemtura Corp.	32,735	45,829
Ecolab Inc.	294,700	10,358,705
FMC Corp.	48,576	2,172,804
Huntsman Corp.	29,208	100,476
International Flavors & Fragrances Inc.	136,173	4,047,062
Intrepid Potash Inc.(a)	32,619	677,497
PPG Industries Inc.	30,135	1,278,628
Rohm and Haas Co.	188,960	11,675,838
Sherwin-Williams Co. (The)	170,016	10,158,456
Sigma-Aldrich Corp.	114,754	4,847,209
Terra Industries Inc.	173,091	2,885,427
Valhi Inc.	3,786	40,510

		64,565,570
COAL—0.93%
Alpha Natural Resources Inc.(a)	119,052	1,927,452
Arch Coal Inc.	244,090	3,976,226
CONSOL Energy Inc.	307,916	8,800,239
Foundation Coal Holdings Inc.	75,800	1,062,716
Massey Energy Co.	143,787	1,982,823
Patriot Coal Corp.(a)	129,233	807,706

		18,557,162
COMMERCIAL SERVICES—5.12%
Alliance Data Systems Corp.(a)(b)	113,482	5,280,317
Apollo Group Inc. Class A(a)(b)	215,025	16,475,216
Brinks Home Security Holdings Inc.(a)	68,157	1,494,001
Corporate Executive Board Co. (The)	56,882	1,254,817
Corrections Corp. of America(a)	187,578	3,068,776
DeVry Inc.	103,197	5,924,540
Equifax Inc.	116,040	3,077,381
FTI Consulting Inc.(a)	84,758	3,786,987
Genpact Ltd.(a)	96,327	791,808
H&R Block Inc.	548,207	12,455,263

Hertz Global Holdings Inc.(a)	29,539	149,763
Hewitt Associates Inc. Class A(a)	164,695	4,674,044
Hillenbrand Inc.	106,244	1,772,150
Iron Mountain Inc.(a)	301,736	7,461,931
ITT Educational Services Inc.(a)	65,609	6,231,543
Lender Processing Services Inc.	36,903	1,086,793
Manpower Inc.	10,068	342,211
Monster Worldwide Inc.(a)(b)	201,104	2,431,347
Morningstar Inc.(a)(b)	26,864	953,672
Pharmaceutical Product Development Inc.	180,627	5,239,989
Quanta Services Inc.(a)	258,201	5,112,380
Robert Half International Inc.	241,389	5,025,719
SAIC Inc.(a)	57,520	1,120,490
Strayer Education Inc.	23,952	5,135,548
Ticketmaster Entertainment Inc.(a)	7,890	50,654
Tree.com Inc.(a)	1,315	3,419
Weight Watchers International Inc.	52,117	1,533,282

		101,934,041
COMPUTERS—2.12%
Affiliated Computer Services Inc. Class A(a)	42,235	1,940,698
Brocade Communications Systems Inc.(a)	88,457	247,680
Cognizant Technology Solutions Corp.(a)	486,574	8,787,526
Diebold Inc.	92,871	2,608,746
DST Systems Inc.(a)	55,800	2,119,284
FactSet Research Systems Inc.(b)	71,752	3,174,308
IHS Inc. Class A(a)	72,667	2,719,199
NCR Corp.(a)	240,149	3,395,707
NetApp Inc.(a)	578,603	8,083,084
SanDisk Corp.(a)	73,780	708,288
Seagate Technology	394,140	1,746,040
Teradata Corp.(a)	149,546	2,217,767
Unisys Corp.(a)	327,267	278,177
Western Digital Corp.(a)	373,827	4,280,319

		42,306,823
COSMETICS & PERSONAL CARE—1.18%
Alberto-Culver Co.	18,865	462,381
Avon Products Inc.	720,203	17,306,478
Bare Escentuals Inc.(a)	101,162	529,077
Estee Lauder Companies Inc. (The) Class A	165,327	5,118,524

		23,416,460
DISTRIBUTION & WHOLESALE—1.15%
Central European Distribution Corp.(a)	68,406	1,347,598
Fastenal Co.(b)	217,469	7,578,795
LKQ Corp.(a)	227,511	2,652,778
Tech Data Corp.(a)	12,539	223,696
W.W. Grainger Inc.	128,863	10,159,559
WESCO International Inc.(a)	51,547	991,249

		22,953,675
DIVERSIFIED FINANCIAL SERVICES—3.05%
Affiliated Managers Group Inc.(a)	68,725	2,880,952
E*TRADE Financial Corp.(a)(b)	124,108	142,724
Eaton Vance Corp.	173,356	3,642,210
Federated Investors Inc. Class B	147,878	2,508,011
GLG Partners Inc.(b)	81,738	185,545
IntercontinentalExchange Inc.(a)	118,901	9,802,198
Invesco Ltd.	81,409	1,175,546

Investment Technology Group Inc.(a)	66,772	1,517,060
Janus Capital Group Inc.	254,121	2,040,592
Lazard Ltd. Class A	128,132	3,810,646
MF Global Ltd.(a)	74,853	152,700
NASDAQ OMX Group Inc. (The)(a)	124,796	3,083,709
SLM Corp.(a)	697,649	6,209,076
T. Rowe Price Group Inc.	438,291	15,533,033
TD Ameritrade Holding Corp.(a)	410,920	5,855,610
Waddell & Reed Financial Inc. Class A	146,870	2,270,610

		60,810,222
ELECTRIC—3.11%
AES Corp. (The)(a)	1,131,939	9,327,177
Allegheny Energy Inc.	283,029	9,583,362
Calpine Corp.(a)(b)	597,109	4,346,954
CenterPoint Energy Inc.	350,095	4,418,199
Constellation Energy Group Inc.	274,913	6,897,567
DPL Inc.	14,503	331,249
Mirant Corp.(a)	169,274	3,194,200
NRG Energy Inc.(a)(b)	150,367	3,508,062
NV Energy Inc.	102,939	1,018,067
PPL Corp.	629,142	19,308,368

		61,933,205
ELECTRICAL COMPONENTS & EQUIPMENT—0.99%
AMETEK Inc.	179,995	5,437,649
Energizer Holdings Inc.(a)	97,095	5,256,723
General Cable Corp.(a)(b)	89,900	1,590,331
Hubbell Inc. Class B	40,699	1,330,043
Molex Inc.	63,857	925,288
SunPower Corp. Class A(a)(b)	138,750	5,133,750

		19,673,784
ELECTRONICS—2.91%
Agilent Technologies Inc.(a)	616,497	9,635,848
Amphenol Corp. Class A	295,420	7,084,172
Arrow Electronics Inc.(a)	13,918	262,215
Avnet Inc.(a)	110,546	2,013,043
AVX Corp.	6,779	53,825
Dolby Laboratories Inc. Class A(a)	84,894	2,781,127
FLIR Systems Inc.(a)(b)	231,292	7,096,039
Garmin Ltd.(b)	203,210	3,895,536
Gentex Corp.	239,915	2,118,449
Itron Inc.(a)	57,868	3,688,506
Jabil Circuit Inc.	168,008	1,134,054
Mettler-Toledo International Inc.(a)	58,516	3,943,978
National Instruments Corp.	95,914	2,336,465
PerkinElmer Inc.	90,191	1,254,557
Trimble Navigation Ltd.(a)	205,282	4,436,144
Waters Corp.(a)	168,632	6,180,363

		57,914,321
ENERGY - ALTERNATE SOURCES—0.22%
Covanta Holding Corp.(a)	203,210	4,462,492

		4,462,492
ENGINEERING & CONSTRUCTION—2.23%
AECOM Technology Corp.(a)	153,303	4,711,001
Fluor Corp.	299,409	13,434,482
Foster Wheeler Ltd.(a)	225,926	5,282,150

Jacobs Engineering Group Inc.(a)	205,140	9,867,234
KBR Inc.	233,004	3,541,661
McDermott International Inc.(a)	380,771	3,762,017
Shaw Group Inc. (The)(a)	139,532	2,856,220
URS Corp.(a)	25,338	1,033,030

		44,487,795
ENTERTAINMENT—0.70%
DreamWorks Animation SKG Inc. Class A(a)	134,672	3,401,815
International Game Technology Inc.	522,056	6,207,246
Penn National Gaming Inc.(a)	112,561	2,406,554
Scientific Games Corp. Class A(a)(b)	109,676	1,923,717
Warner Music Group Corp.	23,409	70,695

		14,010,027
ENVIRONMENTAL CONTROL—0.81%
Nalco Holding Co.	222,189	2,564,061
Republic Services Inc.	241,902	5,996,751
Stericycle Inc.(a)	145,206	7,562,328

		16,123,140
FOOD—1.54%
Campbell Soup Co.	174,146	5,226,121
Dean Foods Co.(a)	177,634	3,192,083
H.J. Heinz Co.	294,626	11,077,938
Hershey Co. (The)	130,945	4,549,029
J.M. Smucker Co. (The)	39,150	1,697,544
McCormick & Co. Inc. NVS	71,216	2,268,942
Tyson Foods Inc. Class A	55,022	481,993
Whole Foods Market Inc.(b)	235,650	2,224,536

		30,718,186
FOREST PRODUCTS & PAPER—0.19%
Plum Creek Timber Co. Inc.	94,557	3,284,910
Rayonier Inc.	16,133	505,770

		3,790,680
GAS—0.03%
Energen Corp.	22,626	663,621

		663,621
HAND & MACHINE TOOLS—0.16%
Kennametal Inc.	26,979	598,664
Lincoln Electric Holdings Inc.	49,064	2,498,830

		3,097,494
HEALTH CARE - PRODUCTS—4.87%
Advanced Medical Optics Inc.(a)	74,204	490,488
Beckman Coulter Inc.	85,997	3,778,708
C.R. Bard Inc.	167,577	14,120,038
DENTSPLY International Inc.	250,696	7,079,655
Edwards Lifesciences Corp.(a)	92,426	5,078,809
Gen-Probe Inc.(a)	91,400	3,915,576
Henry Schein Inc.(a)	141,395	5,187,783
Hill-Rom Holdings Inc.	14,112	232,284
Hologic Inc.(a)	215,002	2,810,076
IDEXX Laboratories Inc.(a)(b)	102,129	3,684,814
Intuitive Surgical Inc.(a)	65,406	8,305,908
Inverness Medical Innovations Inc.(a)	65,518	1,238,945
Kinetic Concepts Inc.(a)	95,746	1,836,408

Patterson Companies Inc.(a)(b)	205,060	3,844,875
ResMed Inc.(a)	130,558	4,893,314
St. Jude Medical Inc.(a)	573,058	18,887,992
TECHNE Corp.	65,321	4,214,511
Varian Medical Systems Inc.(a)	211,540	7,412,362

		97,012,546
HEALTH CARE - SERVICES—2.52%
Community Health Systems Inc.(a)	36,026	525,259
Covance Inc.(a)	106,273	4,891,746
Coventry Health Care Inc.(a)	51,636	768,344
DaVita Inc.(a)	146,788	7,276,281
Health Management Associates Inc. Class A(a)	268,390	480,418
Health Net Inc.(a)	9,720	105,851
Humana Inc.(a)	162,421	6,055,055
Laboratory Corp. of America Holdings(a)	187,955	12,106,182
Lincare Holdings Inc.(a)(b)	111,960	3,015,083
Pediatrix Medical Group Inc.(a)	67,782	2,148,689
Quest Diagnostics Inc.	218,798	11,357,804
Tenet Healthcare Corp.(a)	452,058	519,867
WellCare Health Plans Inc.(a)	69,559	894,529

		50,145,108
HOLDING COMPANIES - DIVERSIFIED—0.08%
Walter Industries Inc.	94,803	1,660,001

		1,660,001
HOME BUILDERS—0.07%
NVR Inc.(a)	524	239,075
Pulte Homes Inc.	82,481	901,517
Thor Industries Inc.(b)	17,561	231,454

		1,372,046
HOME FURNISHINGS—0.06%
Harman International Industries Inc.	72,357	1,210,533

		1,210,533
HOUSEHOLD PRODUCTS & WARES—0.62%
Church & Dwight Co. Inc.	118,277	6,637,705
Clorox Co. (The)	72,032	4,002,098
Scotts Miracle-Gro Co. (The) Class A	58,036	1,724,830

		12,364,633
HOUSEWARES—0.10%
Toro Co. (The)	59,501	1,963,533

		1,963,533
INSURANCE—0.24%
Axis Capital Holdings Ltd.	58,915	1,715,605
Brown & Brown Inc.	45,867	958,620
CIGNA Corp.	65,024	1,095,654
Erie Indemnity Co. Class A	4,207	158,309
Transatlantic Holdings Inc.	10,705	428,842
W.R. Berkley Corp.	12,251	379,781

		4,736,811
INTERNET—1.66%
Akamai Technologies Inc.(a)	283,885	4,283,825
Equinix Inc.(a)(b)	54,932	2,921,833
F5 Networks Inc.(a)(b)	137,707	3,147,982

HLTH Corp.(a)	49,133	513,931
IAC/InterActiveCorp.(a)	19,862	312,429
McAfee Inc.(a)(b)	228,840	7,910,999
Priceline.com Inc.(a)	68,551	5,048,781
Sohu.com Inc.(a)(b)	48,092	2,276,675
VeriSign Inc.(a)	327,976	6,257,782
WebMD Health Corp. Class A(a)	12,918	304,736

		32,978,973
IRON & STEEL—0.61%
AK Steel Holding Corp.	187,459	1,747,118
Allegheny Technologies Inc.	171,004	4,365,732
Carpenter Technology Corp.	5,232	107,465
Cliffs Natural Resources Inc.	191,096	4,893,969
Schnitzer Steel Industries Inc. Class A	4,693	176,691
Steel Dynamics Inc.	74,690	835,034

		12,126,009
LEISURE TIME—0.30%
Harley-Davidson Inc.	354,809	6,021,109
Interval Leisure Group Inc.(a)	7,890	42,527

		6,063,636
LODGING—1.16%
Boyd Gaming Corp.	11,547	54,617
Choice Hotels International Inc.	17,548	527,493
Marriott International Inc. Class A	497,971	9,685,536
MGM MIRAGE(a)(b)	195,890	2,695,446
Orient-Express Hotels Ltd. Class A	60,066	460,106
Starwood Hotels & Resorts Worldwide Inc.	315,048	5,639,359
Wynn Resorts Ltd.(a)(b)	96,615	4,082,950

		23,145,507
MACHINERY—1.91%
AGCO Corp.(a)(b)	112,765	2,660,126
Bucyrus International Inc.	125,721	2,328,353
Cummins Inc.	342,112	9,144,654
Flowserve Corp.	43,784	2,254,876
Graco Inc.	102,788	2,439,159
IDEX Corp.	122,908	2,968,228
Joy Global Inc.	183,171	4,192,784
Manitowoc Co. Inc. (The)	220,988	1,913,756
Rockwell Automation Inc.	247,204	7,969,857
Zebra Technologies Corp. Class A(a)	103,115	2,089,110

		37,960,903
MANUFACTURING—3.99%
AptarGroup Inc.	21,149	745,291
Brink’s Co. (The)	68,157	1,832,060
Carlisle Companies Inc.	11,126	230,308
Cooper Industries Ltd.	223,247	6,525,510
Donaldson Co. Inc.	131,708	4,431,974
Dover Corp.	279,221	9,191,955
Eaton Corp.	125,499	6,238,555
Harsco Corp.	142,651	3,948,580
Ingersoll-Rand Co. Ltd. Class A	93,390	1,620,317
ITT Industries Inc.	232,001	10,669,726
Pall Corp.	207,113	5,888,223
Parker Hannifin Corp.	283,295	12,051,369
Roper Industries Inc.	150,740	6,543,623

SPX Corp.	90,485	3,669,167
Textron Inc.	420,494	5,832,252

		79,418,910
MEDIA—1.70%
Central European Media Enterprises Ltd. Class A(a)(b)	60,570	1,315,580
CTC Media Inc.(a)	87,735	421,128
Dish Network Corp. Class A(a)	342,928	3,803,072
John Wiley & Sons Inc. Class A	68,344	2,431,680
Liberty Global Inc. Series A(a)(b)	236,035	3,757,677
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	871,155	15,227,789
McGraw-Hill Companies Inc. (The)	269,532	6,250,447
Sirius XM Radio Inc.(a)(b)	5,933,330	712,000

		33,919,373
METAL FABRICATE & HARDWARE—0.81%
Precision Castparts Corp.	235,102	13,983,867
Timken Co. (The)	7,097	139,314
Valmont Industries Inc.	32,116	1,970,638

		16,093,819
MINING—0.03%
Century Aluminum Co.(a)	28,799	287,990
Titanium Metals Corp.	26,310	231,791

		519,781
MISCELLANEOUS - MANUFACTURING—0.02%
John Bean Technologies Corp.	46,108	376,702

		376,702
OFFICE & BUSINESS EQUIPMENT—0.40%
Pitney Bowes Inc.	316,083	8,053,795

		8,053,795
OIL & GAS—5.54%
Atwood Oceanics Inc.(a)	94,971	1,451,157
Cabot Oil & Gas Corp.	79,461	2,065,986
CNX Gas Corp.(a)	47,004	1,283,209
Continental Resources Inc.(a)(b)	49,594	1,027,092
Denbury Resources Inc.(a)	413,833	4,519,056
Diamond Offshore Drilling Inc.	115,795	6,824,957
Encore Acquisition Co.(a)	22,445	572,796
ENSCO International Inc.	226,881	6,441,152
Frontier Oil Corp.	174,937	2,209,454
Holly Corp.	72,841	1,327,891
Mariner Energy Inc.(a)	106,812	1,089,482
Murphy Oil Corp.	320,703	14,223,178
Nabors Industries Ltd.(a)	66,149	791,804
Noble Corp.	453,895	10,026,541
Noble Energy Inc.	18,296	900,529
Patterson-UTI Energy Inc.	161,748	1,861,719
Petrohawk Energy Corp.(a)	399,143	6,238,605
Plains Exploration & Production Co.(a)	166,114	3,860,489
Pride International Inc.(a)	203,705	3,255,206
Quicksilver Resources Inc.(a)	172,862	962,841
Range Resources Corp.	259,945	8,939,509
Rowan Companies Inc.	65,738	1,045,234
SandRidge Energy Inc.(a)	174,436	1,072,781
Southwestern Energy Co.(a)	576,811	16,710,215

St. Mary Land & Exploration Co.	42,298	859,072
Sunoco Inc.	117,345	5,099,814
Tesoro Corp.	66,870	880,678
Unit Corp.(a)	61,052	1,631,309
W&T Offshore Inc.	50,346	720,955
Whiting Petroleum Corp.(a)	71,095	2,378,839

		110,271,550
OIL & GAS SERVICES—1.56%
Cameron International Corp.(a)	365,048	7,483,484
Dresser-Rand Group Inc.(a)	146,031	2,519,035
FMC Technologies Inc.(a)	215,891	5,144,683
Global Industries Ltd.(a)(b)	122,683	428,164
Helix Energy Solutions Group Inc.(a)	13,087	94,750
Key Energy Services Inc.(a)	34,804	153,486
Oceaneering International Inc.(a)	92,565	2,697,344
Oil States International Inc.(a)	54,733	1,022,960
SEACOR Holdings Inc.(a)	4,193	279,463
Smith International Inc.	363,479	8,320,034
Superior Energy Services Inc.(a)	135,523	2,158,881
Tetra Technologies Inc.(a)	124,350	604,341
Tidewater Inc.	4,601	185,282

		31,091,907
PACKAGING & CONTAINERS—0.55%
Ball Corp.	24,402	1,014,879
Crown Holdings Inc.(a)	271,370	5,210,304
Greif Inc. Class A	56,039	1,873,384
Owens-Illinois Inc.(a)	81,069	2,215,616
Packaging Corp. of America	40,356	543,192

		10,857,375
PHARMACEUTICALS—4.05%
Allergan Inc.	514,476	20,743,672
AmerisourceBergen Corp.	32,783	1,169,042
Amylin Pharmaceuticals Inc.(a)(b)	230,342	2,499,211
BioMarin Pharmaceutical Inc.(a)(b)	165,473	2,945,419
Cephalon Inc.(a)(b)	114,123	8,792,036
Endo Pharmaceuticals Holdings Inc.(a)	184,226	4,767,769
Express Scripts Inc.(a)	354,995	19,517,625
Forest Laboratories Inc.(a)	44,232	1,126,589
Herbalife Ltd.	109,247	2,368,475
Hospira Inc.(a)	38,175	1,023,854
Mylan Inc.(a)(b)	93,455	924,270
NBTY Inc.(a)	43,570	681,871
Omnicare Inc.	12,928	358,881
Perrigo Co.	131,683	4,254,678
Sepracor Inc.(a)	182,323	2,001,907
VCA Antech Inc.(a)(b)	141,795	2,818,885
Warner Chilcott Ltd. Class A(a)	155,539	2,255,316
Watson Pharmaceuticals Inc.(a)	87,531	2,325,699

		80,575,199
PIPELINES—0.65%
El Paso Corp.	255,187	1,998,114
Equitable Resources Inc.	220,469	7,396,735
Questar Corp.	110,336	3,606,884

		13,001,733

REAL ESTATE—0.23%
CB Richard Ellis Group Inc. Class A(a)	127,149	549,284
Forest City Enterprises Inc. Class A	124,812	836,240
St. Joe Co. (The)(a)(b)	131,461	3,197,132

		4,582,656
REAL ESTATE INVESTMENT TRUSTS—0.83%
Apartment Investment and Management Co. Class A	47,624	550,057
Camden Property Trust	57,222	1,793,337
Digital Realty Trust Inc.(b)	82,276	2,702,767
Essex Property Trust Inc.(b)	9,194	705,640
Federal Realty Investment Trust	29,376	1,823,662
General Growth Properties Inc.(b)	199,585	257,465
HCP Inc.	49,601	1,377,420
Health Care REIT Inc.	19,412	819,186
Kilroy Realty Corp.	4,886	163,486
Macerich Co. (The)(b)	125,362	2,276,574
Nationwide Health Properties Inc.	14,834	426,032
Taubman Centers Inc.	88,736	2,259,219
Ventas Inc.	38,044	1,277,137

		16,431,982
RETAIL—9.07%
Abercrombie & Fitch Co. Class A	146,557	3,381,069
Advance Auto Parts Inc.	161,123	5,421,789
American Eagle Outfitters Inc.	202,995	1,900,033
AnnTaylor Stores Corp.(a)	36,377	209,895
AutoZone Inc.(a)	65,265	9,102,510
Bed Bath & Beyond Inc.(a)	359,072	9,127,610
Big Lots Inc.(a)(b)	136,733	1,981,261
Brinker International Inc.	170,088	1,792,728
Burger King Holdings Inc.	134,888	3,221,125
CarMax Inc.(a)(b)	370,500	2,919,540
Chipotle Mexican Grill Inc. Class A(a)(b)	55,730	3,454,145
Copart Inc.(a)(b)	106,116	2,885,294
Darden Restaurants Inc.	236,042	6,651,664
Dick’s Sporting Goods Inc.(a)(b)	141,778	2,000,488
Dollar Tree Inc.(a)	151,801	6,345,282
Family Dollar Stores Inc.	18,118	472,336
GameStop Corp. Class A(a)	275,051	5,957,605
Gap Inc. (The)	406,546	5,443,651
HSN Inc.(a)	7,890	57,360
Kohl’s Corp.(a)	397,284	14,381,681
Limited Brands Inc.	297,478	2,986,679
MSC Industrial Direct Co. Inc. Class A	74,448	2,741,920
Nordstrom Inc.(b)	307,533	4,093,264
O’Reilly Automotive Inc.(a)	82,110	2,524,061
Panera Bread Co. Class A(a)(b)	44,568	2,328,232
PetSmart Inc.	215,361	3,973,410
Ross Stores Inc.	224,788	6,682,947
Starbucks Corp.(a)	1,229,394	11,630,067
Tiffany & Co.(b)	213,126	5,036,167
Tim Hortons Inc.	311,206	8,975,181
TJX Companies Inc. (The)	716,613	14,740,729
Urban Outfitters Inc.(a)(b)	192,179	2,878,841
Williams-Sonoma Inc.	23,872	187,634
Yum! Brands Inc.	799,050	25,170,075

		180,656,273

SAVINGS & LOANS—0.27%
Capitol Federal Financial	13,074	596,174
Hudson City Bancorp Inc.	304,112	4,853,628

		5,449,802
SEMICONDUCTORS—5.37%
Advanced Micro Devices Inc.(a)(b)	126,471	273,177
Altera Corp.	504,988	8,438,349
Analog Devices Inc.	488,753	9,296,082
Atmel Corp.(a)	483,553	1,513,521
Broadcom Corp. Class A(a)	867,661	14,724,207
Cree Inc.(a)	61,793	980,655
Cypress Semiconductor Corp.(a)(b)	252,694	1,129,542
Integrated Device Technology Inc.(a)	128,455	720,633
International Rectifier Corp.(a)	26,604	359,154
Intersil Corp. Class A	70,294	646,002
KLA-Tencor Corp.	268,627	5,853,382
Lam Research Corp.(a)	193,477	4,117,191
Linear Technology Corp.	373,744	8,267,217
LSI Corp.(a)	819,299	2,695,494
Marvell Technology Group Ltd.(a)	817,954	5,455,753
MEMC Electronic Materials Inc.(a)	383,930	5,482,520
Microchip Technology Inc.	311,678	6,087,071
Micron Technology Inc.(a)(b)	158,563	418,606
National Semiconductor Corp.	386,999	3,897,080
Novellus Systems Inc.(a)	50,032	617,395
NVIDIA Corp.(a)	934,463	7,541,117
ON Semiconductor Corp.(a)(b)	684,058	2,325,797
Rambus Inc.(a)	177,041	2,818,493
Silicon Laboratories Inc.(a)	78,133	1,936,136
Teradyne Inc.(a)	179,294	756,621
Varian Semiconductor Equipment Associates Inc.(a)	124,727	2,260,053
Xilinx Inc.	470,448	8,383,383

		106,994,631
SOFTWARE—6.72%
Activision Blizzard Inc.(a)	1,002,597	8,662,438
ANSYS Inc.(a)	143,133	3,991,979
Autodesk Inc.(a)	376,493	7,398,087
BMC Software Inc.(a)	321,752	8,658,346
Broadridge Financial Solutions Inc.	235,465	2,952,731
CA Inc.	306,507	5,679,575
Cerner Corp.(a)(b)	114,349	4,396,719
Citrix Systems Inc.(a)	309,063	7,284,615
Compuware Corp.(a)	244,398	1,649,687
Dun & Bradstreet Corp. (The)	66,809	5,157,655
Electronic Arts Inc.(a)	537,852	8,627,146
Fidelity National Information Services Inc.	75,621	1,230,354
Fiserv Inc.(a)	276,181	10,044,703
Global Payments Inc.	134,034	4,394,975
IMS Health Inc.	65,916	999,287
Intuit Inc.(a)	541,949	12,892,967
Metavante Technologies Inc.(a)	152,132	2,450,847
MSCI Inc. Class A(a)	73,403	1,303,637
Novell Inc.(a)	264,132	1,027,473
Nuance Communications Inc.(a)	331,059	3,429,771
Paychex Inc.	546,099	14,351,482
Red Hat Inc.(a)(b)	321,894	4,255,439
Salesforce.com Inc.(a)(b)	177,322	5,676,077
SEI Investments Co.	227,362	3,571,857
Total System Services Inc.	275,803	3,861,242

		133,949,089

TELECOMMUNICATIONS—4.40%
Amdocs Ltd.(a)	139,752	2,556,064
American Tower Corp. Class A(a)	669,047	19,616,458
Ciena Corp.(a)	145,081	972,043
Clearwire Corp. Class A(a)(b)	100,020	493,099
CommScope Inc.(a)	118,928	1,848,141
Crown Castle International Corp.(a)	97,942	1,721,820
EchoStar Corp.(a)	5,036	74,885
Embarq Corp.	125,221	4,502,947
Frontier Communications Corp.	119,911	1,048,022
Harris Corp.	226,939	8,635,029
JDS Uniphase Corp.(a)	187,893	685,809
Juniper Networks Inc.(a)	885,910	15,512,284
Leap Wireless International Inc.(a)	7,707	207,241
Level 3 Communications Inc.(a)(b)	2,603,520	1,822,464
MetroPCS Communications Inc.(a)(b)	411,673	6,113,344
NeuStar Inc. Class A(a)(b)	131,096	2,507,866
NII Holdings Inc. Class B(a)	282,823	5,141,722
Qwest Communications International Inc.	1,264,772	4,603,770
SBA Communications Corp.(a)	196,908	3,213,539
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone and Data Systems Inc.	74,896	2,377,948
United States Cellular Corp.(a)	11,550	499,422
Windstream Corp.	374,304	3,443,597

		87,597,514
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	87,493	2,552,171

		2,552,171
TRANSPORTATION—2.30%
C.H. Robinson Worldwide Inc.	287,843	15,840,000
Con-way Inc.	12,497	332,420
Expeditors International Washington Inc.	360,140	11,981,858
Frontline Ltd.(b)	82,560	2,444,602
J.B. Hunt Transport Services Inc.	138,100	3,627,887
Kansas City Southern Industries Inc.(a)	125,006	2,381,364
Kirby Corp.(a)	90,714	2,481,935
Landstar System Inc.	88,617	3,405,551
Ryder System Inc.	31,563	1,224,013
UTi Worldwide Inc.	151,079	2,166,473

		45,886,103
TRUCKING & LEASING—0.01%
GATX Corp.	9,467	293,193

		293,193

TOTAL COMMON STOCKS
(Cost: $3,310,479,897)		1,988,064,614

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.91%

MONEY MARKET FUNDS—8.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	158,030,950	158,030,950
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	17,796,754	17,796,754
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	1,686,077	1,686,077

		177,513,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $177,513,781)		177,513,781

TOTAL INVESTMENTS IN SECURITIES—108.72%
(Cost: $3,487,993,678)		2,165,578,395
Other Assets, Less Liabilities—(8.72)%		(173,631,948)

NET ASSETS—100.00%		$1,991,946,447

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.03%
Clear Channel Outdoor Holdings Inc. Class A(a)	17,165	$105,565
Interpublic Group of Companies Inc. (The)(a)(b)	131,892	522,292

		627,857
AEROSPACE & DEFENSE—0.40%
Alliant Techsystems Inc.(a)(b)	37,155	3,186,413
BE Aerospace Inc.(a)	12,812	98,524
L-3 Communications Holdings Inc.	55,358	4,084,313
Spirit AeroSystems Holdings Inc. Class A(a)	208,053	2,115,899

		9,485,149
AGRICULTURE—1.80%
Bunge Ltd.(b)	243,325	12,596,935
Lorillard Inc.	166,121	9,360,918
UST Inc.	296,199	20,550,287

		42,508,140
AIRLINES—1.29%
AMR Corp.(a)	278,660	2,973,302
Continental Airlines Inc. Class B(a)(b)	220,419	3,980,767
Copa Holdings SA Class A	15,359	465,685
Delta Air Lines Inc.(a)(b)	903,325	10,352,105
Southwest Airlines Co.	1,467,841	12,652,789

		30,424,648
APPAREL—0.48%
Jones Apparel Group Inc.	171,067	1,002,453
Liz Claiborne Inc.	187,021	486,255
Phillips-Van Heusen Corp.	12,205	245,687
VF Corp.	174,671	9,566,731

		11,301,126
AUTO MANUFACTURERS—0.61%
Ford Motor Co.(a)(b)	4,624,703	10,590,570
General Motors Corp.(b)	1,057,685	3,384,592
Oshkosh Corp.	43,722	388,689

		14,363,851
AUTO PARTS & EQUIPMENT—0.23%
Autoliv Inc.	146,240	3,138,310
BorgWarner Inc.	30,209	657,650
Federal Mogul Corp. Class A(a)	43,885	185,634
Goodyear Tire & Rubber Co. (The)(a)	169,414	1,011,402
TRW Automotive Holdings Corp.(a)	100,363	361,307

		5,354,303
BANKS—5.70%
Associated Banc-Corp.	254,755	5,332,022
BancorpSouth Inc.	165,091	3,856,526
Bank of Hawaii Corp.	96,054	4,338,759

BOK Financial Corp.	44,424	1,794,730
City National Corp.	80,644	3,927,363
Comerica Inc.	300,971	5,974,274
Commerce Bancshares Inc.	123,911	5,445,889
Cullen/Frost Bankers Inc.	117,803	5,970,256
Discover Financial Services LLC	960,424	9,152,841
Fifth Third Bancorp	1,005,891	8,308,660
First Citizens BancShares Inc. Class A	11,989	1,831,919
First Horizon National Corp.(b)	409,719	4,330,730
Fulton Financial Corp.	346,816	3,336,370
Huntington Bancshares Inc.(b)	733,201	5,616,320
KeyCorp	986,596	8,405,798
M&T Bank Corp.(b)	131,793	7,566,236
Marshall & Ilsley Corp.	520,273	7,096,524
Northern Trust Corp.	43,081	2,246,243
Popular Inc.(b)	565,883	2,919,956
Regions Financial Corp.	1,394,256	11,098,278
Synovus Financial Corp.	562,640	4,669,912
TCF Financial Corp.	251,947	3,441,596
Valley National Bancorp	267,607	5,419,042
Webster Financial Corp.	104,493	1,439,914
Whitney Holding Corp.	129,161	2,065,284
Wilmington Trust Corp.(b)	135,120	3,005,069
Zions Bancorporation	230,398	5,647,055

		134,237,566
BEVERAGES—1.89%
Brown-Forman Corp. Class B	54,261	2,793,899
Coca-Cola Enterprises Inc.	638,927	7,686,292
Constellation Brands Inc. Class A(a)	371,667	5,861,189
Dr. Pepper Snapple Group Inc.(a)	507,481	8,246,566
Molson Coors Brewing Co. Class B	231,819	11,340,585
Pepsi Bottling Group Inc.	274,882	6,187,594
PepsiAmericas Inc.	117,112	2,384,400

		44,500,525
BIOTECHNOLOGY—0.20%
Charles River Laboratories International Inc.(a)	73,757	1,932,433
Life Technologies Corp.(a)(b)	123,378	2,875,941

		4,808,374
BUILDING MATERIALS—0.54%
Armstrong World Industries Inc.	40,509	875,805
Eagle Materials Inc.	9,381	172,704
Martin Marietta Materials Inc.(b)	6,109	593,062
Masco Corp.	723,929	8,057,330
Owens Corning(a)	152,704	2,641,779
USG Corp.(a)	60,389	485,528

		12,826,208
CHEMICALS—2.09%
Ashland Inc.	133,891	1,407,194
Cabot Corp.	128,722	1,969,447
Celanese Corp. Class A	36,181	449,730
Chemtura Corp.	439,477	615,268
Cytec Industries Inc.	94,735	2,010,277
Eastman Chemical Co.	152,773	4,844,432
FMC Corp.	92,016	4,115,876
Huntsman Corp.	286,158	984,384
Intrepid Potash Inc.(a)	30,948	642,790
Lubrizol Corp.	136,704	4,974,659
PPG Industries Inc.	292,992	12,431,651
Rohm and Haas Co.	41,229	2,547,540
RPM International Inc.	257,847	3,426,787

Sigma-Aldrich Corp.	122,406	5,170,429
Valhi Inc.	6,972	74,600
Valspar Corp. (The)	201,487	3,644,900

		49,309,964
COMMERCIAL SERVICES—2.02%
Avis Budget Group Inc.(a)	196,872	137,810
Career Education Corp.(a)	179,789	3,225,415
Convergys Corp.(a)	247,043	1,583,546
Corrections Corp. of America(a)	27,832	455,332
Equifax Inc.	121,618	3,225,309
Genpact Ltd.(a)	6,375	52,402
Hertz Global Holdings Inc.(a)	613,605	3,110,977
Lender Processing Services Inc.	151,112	4,450,248
Manpower Inc.	146,892	4,992,859
Moody’s Corp.	394,739	7,930,307
Quanta Services Inc.(a)	86,580	1,714,284
R.R. Donnelley & Sons Co.	425,326	5,775,927
SAIC Inc.(a)	338,078	6,585,759
Service Corp. International	526,241	2,615,418
Ticketmaster Entertainment Inc.(a)	63,148	405,410
Tree.com Inc.(a)	10,419	27,089
United Rentals Inc.(a)(b)	120,689	1,100,684
Weight Watchers International Inc.	10,311	303,350

		47,692,126
COMPUTERS—1.94%
Affiliated Computer Services Inc. Class A(a)	129,781	5,963,437
Brocade Communications Systems Inc.(a)	641,432	1,796,010
Cadence Design Systems Inc.(a)	513,832	1,880,625
Computer Sciences Corp.(a)	302,258	10,621,346
Diebold Inc.	21,120	593,261
DST Systems Inc.(a)(b)	15,280	580,334
Lexmark International Inc. Class A(a)(b)	157,223	4,229,299
NCR Corp.(a)	32,072	453,498
SanDisk Corp.(a)	362,928	3,484,109
Seagate Technology	498,450	2,208,133
Sun Microsystems Inc.(a)	1,479,345	5,651,098
Synopsys Inc.(a)	283,821	5,256,365
Teradata Corp.(a)	184,845	2,741,251
Unisys Corp.(a)	310,858	264,229

		45,722,995
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co.	153,385	3,759,466

		3,759,466
DISTRIBUTION & WHOLESALE—0.80%
Genuine Parts Co.	328,051	12,420,011
Ingram Micro Inc. Class A(a)	337,574	4,520,116
Tech Data Corp.(a)	85,756	1,529,887
WESCO International Inc.(a)	21,802	419,252

		18,889,266
DIVERSIFIED FINANCIAL SERVICES—1.83%
AmeriCredit Corp.(a)(b)	228,285	1,744,097
Ameriprise Financial Inc.	445,991	10,418,350
CIT Group Inc.	569,746	2,586,647
E*TRADE Financial Corp.(a)(b)	679,600	781,540
Invesco Ltd.	678,891	9,803,186
Investment Technology Group Inc.(a)	7,084	160,948
Janus Capital Group Inc.	22,015	176,780
Jefferies Group Inc.(b)	253,030	3,557,602
Legg Mason Inc.	278,666	6,105,572

MF Global Ltd.(a)(b)	103,021	210,163
NASDAQ OMX Group Inc. (The)(a)	123,744	3,057,714
Raymond James Financial Inc.	191,439	3,279,350
SLM Corp.(a)	108,232	963,265
Student Loan Corp. (The)	7,812	320,292

		43,165,506
ELECTRIC—12.08%
Alliant Energy Corp.	221,127	6,452,486
Ameren Corp.	420,057	13,971,096
American Electric Power Co. Inc.	804,614	26,777,554
CenterPoint Energy Inc.	241,382	3,046,241
CMS Energy Corp.	450,934	4,558,943
Consolidated Edison Inc.	546,239	21,265,084
Constellation Energy Group Inc.	30,132	756,012
DPL Inc.	210,133	4,799,438
DTE Energy Co.	326,868	11,659,382
Dynegy Inc. Class A(a)	990,635	1,981,270
Edison International	652,778	20,967,229
Great Plains Energy Inc.	237,520	4,591,262
Hawaiian Electric Industries Inc.	181,463	4,017,591
Integrys Energy Group Inc.	152,802	6,567,430
MDU Resources Group Inc.	367,049	7,920,917
Mirant Corp.(a)	113,182	2,135,744
Northeast Utilities	312,118	7,509,559
NRG Energy Inc.(a)(b)	293,580	6,849,221
NSTAR	213,996	7,808,714
NV Energy Inc.	343,571	3,397,917
OGE Energy Corp.	184,136	4,747,026
Pepco Holdings Inc.	404,498	7,183,884
PG&E Corp.	715,793	27,708,347
Pinnacle West Capital Corp.	202,018	6,490,838
Progress Energy Inc.	523,570	20,864,264
Puget Energy Inc.	260,074	7,092,218
Reliant Energy Inc.(a)	689,668	3,986,281
SCANA Corp.	234,062	8,332,607
TECO Energy Inc.	422,923	5,223,099
Wisconsin Energy Corp.	233,897	9,818,996
Xcel Energy Inc.	864,062	16,028,350

		284,509,000
ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
Hubbell Inc. Class B	63,676	2,080,932
Molex Inc.	195,862	2,838,040

		4,918,972
ELECTRONICS—0.66%
Arrow Electronics Inc.(a)	230,210	4,337,156
Avnet Inc.(a)	170,292	3,101,017
AVX Corp.	93,036	738,706
Jabil Circuit Inc.	219,727	1,483,157
PerkinElmer Inc.	131,129	1,824,004
Thomas & Betts Corp.(a)	117,121	2,813,246
Vishay Intertechnology Inc.(a)	376,560	1,287,835

		15,585,121
ENGINEERING & CONSTRUCTION—0.31%
AECOM Technology Corp.(a)	21,802	669,975
KBR Inc.	64,411	979,047
URS Corp.(a)	138,743	5,656,552

		7,305,574
ENTERTAINMENT—0.19%
Ascent Media Corp. Class A(a)	27,711	605,208

International Speedway Corp. Class A	64,309	1,847,598
Regal Entertainment Group Class A	161,882	1,652,815
Warner Music Group Corp.(b)	81,332	245,623

		4,351,244
ENVIRONMENTAL CONTROL—0.39%
Nalco Holding Co.	20,018	231,008
Republic Services Inc.	365,662	9,064,761

		9,295,769
FOOD—4.72%
Campbell Soup Co.	207,149	6,216,541
ConAgra Foods Inc.	906,670	14,960,055
Corn Products International Inc.	148,143	4,273,926
Dean Foods Co.(a)	60,546	1,088,012
Del Monte Foods Co.	397,149	2,835,644
H.J. Heinz Co.	281,091	10,569,022
Hershey Co. (The)	152,458	5,296,391
Hormel Foods Corp.	142,694	4,434,930
J.M. Smucker Co. (The)	190,923	8,278,421
McCormick & Co. Inc. NVS	141,199	4,498,600
Safeway Inc.	877,555	20,859,482
Sara Lee Corp.	1,414,224	13,845,253
Smithfield Foods Inc.(a)(b)	234,808	3,303,749
SUPERVALU Inc.	425,039	6,205,569
Tyson Foods Inc. Class A	525,274	4,601,400

		111,266,995
FOREST PRODUCTS & PAPER—1.79%
Domtar Corp.(a)	994,586	1,660,959
International Paper Co.	855,270	10,092,186
MeadWestvaco Corp.	348,968	3,904,952
Plum Creek Timber Co. Inc.	231,108	8,028,692
Rayonier Inc.	138,331	4,336,677
Smurfit-Stone Container Corp.(a)	506,034	129,039
Temple-Inland Inc.	209,730	1,006,704
Weyerhaeuser Co.	422,914	12,945,398

		42,104,607
GAS—2.21%
AGL Resources Inc.	153,234	4,803,886
Atmos Energy Corp.	180,529	4,278,537
Energen Corp.	116,632	3,420,817
NiSource Inc.	547,941	6,010,913
Sempra Energy	501,573	21,382,057
Southern Union Co.	224,455	2,926,893
UGI Corp.	213,875	5,222,827
Vectren Corp.	162,091	4,053,896

		52,099,826
HAND & MACHINE TOOLS—0.81%
Black & Decker Corp. (The)	122,598	5,125,822
Kennametal Inc.	121,342	2,692,579
Lincoln Electric Holdings Inc.	26,885	1,369,253
Snap-On Inc.	115,972	4,566,977
Stanley Works (The)	157,356	5,365,840

		19,120,471
HEALTH CARE - PRODUCTS—0.41%
Advanced Medical Optics Inc.(a)	13,728	90,742
Beckman Coulter Inc.	23,950	1,052,363
Cooper Companies Inc. (The)	90,466	1,483,642
Henry Schein Inc.(a)	12,788	469,192
Hill-Rom Holdings Inc.	108,533	1,786,453

Hologic Inc.(a)(b)	257,031	3,359,395
Inverness Medical Innovations Inc.(a)	77,644	1,468,248

		9,710,035
HEALTH CARE - SERVICES—1.11%
Brookdale Senior Living Inc.	71,996	401,738
Community Health Systems Inc.(a)	148,036	2,158,365
Coventry Health Care Inc.(a)	242,696	3,611,316
DaVita Inc.(a)	35,053	1,737,577
Health Management Associates Inc. Class A(a)	159,740	285,935
Health Net Inc.(a)	205,114	2,233,691
Humana Inc.(a)	146,269	5,452,908
LifePoint Hospitals Inc.(a)(b)	109,355	2,497,668
Lincare Holdings Inc.(a)	12,810	344,973
Pediatrix Medical Group Inc.(a)	13,294	421,420
Quest Diagnostics Inc.	56,887	2,953,004
Tenet Healthcare Corp.(a)	411,317	473,015
Universal Health Services Inc. Class B	94,673	3,556,865

		26,128,475
HOLDING COMPANIES - DIVERSIFIED—0.30%
Leucadia National Corp.(a)(b)	354,912	7,027,258

		7,027,258
HOME BUILDERS—1.15%
Centex Corp.	248,052	2,639,273
D.R. Horton Inc.	634,910	4,488,814
KB Home	152,443	2,076,274
Lennar Corp. Class A	275,059	2,384,762
M.D.C. Holdings Inc.	68,979	2,090,064
NVR Inc.(a)(b)	7,705	3,515,406
Pulte Homes Inc.	326,842	3,572,383
Thor Industries Inc.(b)	48,586	640,363
Toll Brothers Inc.(a)	261,134	5,596,102

		27,003,441
HOME FURNISHINGS—0.29%
Harman International Industries Inc.	28,606	478,578
Whirlpool Corp.(b)	150,983	6,243,147

		6,721,725
HOUSEHOLD PRODUCTS & WARES—1.38%
Avery Dennison Corp.	212,911	6,968,577
Clorox Co. (The)	190,912	10,607,071
Fortune Brands Inc.	308,281	12,725,840
Jarden Corp.(a)(b)	137,918	1,586,057
Scotts Miracle-Gro Co. (The) Class A	17,925	532,731

		32,420,276
HOUSEWARES—0.23%
Newell Rubbermaid Inc.	552,807	5,406,452

		5,406,452
INSURANCE—11.94%
Alleghany Corp.(a)(b)	10,175	2,869,350
Allied World Assurance Holdings Ltd.	97,782	3,969,949
American Financial Group Inc.	158,161	3,618,724
American National Insurance Co.	31,723	2,338,937
Aon Corp.	556,331	25,413,200
Arch Capital Group Ltd.(a)	92,001	6,449,270
Arthur J. Gallagher & Co.	186,007	4,819,441
Assurant Inc.	237,003	7,110,090
Axis Capital Holdings Ltd.	228,460	6,652,755
Brown & Brown Inc.	176,427	3,687,324

CIGNA Corp.	483,914	8,153,951
Cincinnati Financial Corp.	292,463	8,501,899
CNA Financial Corp.	56,052	921,495
Conseco Inc.(a)	373,742	1,935,984
Endurance Specialty Holdings Ltd.	99,111	3,025,859
Erie Indemnity Co. Class A	59,315	2,232,023
Everest Re Group Ltd.	124,063	9,446,157
Fidelity National Financial Inc.	429,671	7,626,660
First American Corp.	185,087	5,347,163
Genworth Financial Inc. Class A	861,983	2,439,412
Hanover Insurance Group Inc. (The)	103,129	4,431,453
HCC Insurance Holdings Inc.	230,805	6,174,034
Lincoln National Corp.	519,564	9,788,586
Markel Corp.(a)	19,895	5,948,605
Marsh & McLennan Companies Inc.	1,024,982	24,876,312
MBIA Inc.(a)(b)	429,149	1,746,636
Mercury General Corp.	53,577	2,464,006
MGIC Investment Corp.(b)	245,108	852,976
Nationwide Financial Services Inc. Class A	91,634	4,784,211
Old Republic International Corp.	461,305	5,498,756
OneBeacon Insurance Group Ltd.	46,868	489,302
PartnerRe Ltd.	108,750	7,750,612
Principal Financial Group Inc.	517,827	11,687,355
Progressive Corp. (The)	1,357,655	20,106,871
Protective Life Corp.	138,551	1,988,207
Reinsurance Group of America Inc.	136,808	5,858,119
RenaissanceRe Holdings Ltd.	122,738	6,328,371
StanCorp Financial Group Inc.	98,249	4,103,861
Torchmark Corp.	170,230	7,609,281
Transatlantic Holdings Inc.	41,480	1,661,689
Unitrin Inc.	81,781	1,303,589
Unum Group	693,562	12,900,253
W.R. Berkley Corp.	273,028	8,463,868
Wesco Financial Corp.	2,770	797,483
White Mountains Insurance Group Ltd.	17,783	4,750,017
XL Capital Ltd. Class A	663,220	2,453,914

		281,378,010
INTERNET—0.52%
Expedia Inc.(a)	413,321	3,405,765
HLTH Corp.(a)	143,087	1,496,690
IAC/InterActiveCorp.(a)	161,680	2,543,227
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,194,882	3,728,032
McAfee Inc.(a)(b)	30,452	1,052,726

		12,226,440
INVESTMENT COMPANIES—0.10%
Allied Capital Corp.(b)	352,785	948,992
American Capital Ltd.(b)	402,870	1,305,299

		2,254,291
IRON & STEEL—0.35%
Carpenter Technology Corp.	83,768	1,720,595
Reliance Steel & Aluminum Co.	125,365	2,499,778
Schnitzer Steel Industries Inc. Class A	37,875	1,425,994
Steel Dynamics Inc.	235,132	2,628,776

		8,275,143
LEISURE TIME—0.21%
Harley-Davidson Inc.	52,871	897,221
Interval Leisure Group Inc.(a)	63,148	340,368
Royal Caribbean Cruises Ltd.(b)	277,531	3,816,051

		5,053,640

LODGING—0.18%
Boyd Gaming Corp.(b)	96,902	458,346
Choice Hotels International Inc.(b)	40,567	1,219,444
MGM MIRAGE(a)(b)	14,395	198,075
Orient-Express Hotels Ltd. Class A	11,459	87,776
Wyndham Worldwide Corp.	357,027	2,338,527

		4,302,168
MACHINERY—0.46%
AGCO Corp.(a)	49,694	1,172,281
Flowserve Corp.	62,926	3,240,689
Gardner Denver Inc.(a)	105,840	2,470,306
IDEX Corp.	17,884	431,899
Terex Corp.(a)	189,984	3,290,523
Zebra Technologies Corp. Class A(a)	8,331	168,786

		10,774,484
MANUFACTURING—2.27%
AptarGroup Inc.	111,126	3,916,080
Carlisle Companies Inc.	109,341	2,263,359
Cooper Industries Ltd.	83,756	2,448,188
Crane Co.	102,048	1,759,308
Dover Corp.	46,859	1,542,598
Eastman Kodak Co.	537,613	3,537,494
Eaton Corp.	180,957	8,995,372
Ingersoll-Rand Co. Ltd. Class A	518,562	8,997,051
ITT Industries Inc.	88,167	4,054,800
Leggett & Platt Inc.	314,728	4,780,718
Pentair Inc.	198,769	4,704,862
Teleflex Inc.	79,487	3,982,299
Trinity Industries Inc.	163,503	2,576,807

		53,558,936
MEDIA—2.30%
Cablevision Systems Corp.	445,092	7,495,349
CBS Corp. Class B	1,183,540	9,693,193
Discovery Communications Inc. Class C(a)	564,485	7,558,454
E.W. Scripps Co. (The) Class A	56,309	124,443
Gannett Co. Inc.	459,286	3,674,288
Hearst-Argyle Television Inc.(b)	44,463	269,446
Liberty Global Inc. Series A(a)(b)	307,046	4,888,172
Liberty Media Corp. - Liberty Capital Group Series A(a)	196,101	923,636
McGraw-Hill Companies Inc. (The)	323,595	7,504,168
Meredith Corp.	78,182	1,338,476
New York Times Co. (The) Class A(b)	285,858	2,095,339
Scripps Networks Interactive Inc. Class A	174,833	3,846,326
Washington Post Co. (The) Class B	12,344	4,817,246

		54,228,536
METAL FABRICATE & HARDWARE—0.25%
Commercial Metals Co.	228,659	2,714,182
Timken Co. (The)	157,985	3,101,246

		5,815,428
MINING—0.72%
Century Aluminum Co.(a)	34,473	344,730
Titanium Metals Corp.	139,570	1,229,612
Vulcan Materials Co.(b)	219,393	15,265,365

		16,839,707
OFFICE & BUSINESS EQUIPMENT—0.65%
Pitney Bowes Inc.	40,060	1,020,729
Xerox Corp.	1,802,886	14,369,001

		15,389,730

OFFICE FURNISHINGS—0.03%
Steelcase Inc. Class A	125,024	702,635

		702,635
OIL & GAS—2.72%
Cabot Oil & Gas Corp.	112,922	2,935,972
Cimarex Energy Co.	166,256	4,452,336
Encore Acquisition Co.(a)	80,104	2,044,254
ENSCO International Inc.	18,681	530,354
Forest Oil Corp.(a)	195,831	3,229,253
Helmerich & Payne Inc.	208,831	4,750,905
Mariner Energy Inc.(a)	46,181	471,046
Nabors Industries Ltd.(a)	483,323	5,785,376
Newfield Exploration Co.(a)	263,830	5,210,642
Noble Energy Inc.	323,110	15,903,474
Patterson-UTI Energy Inc.	119,468	1,375,077
Petrohawk Energy Corp.(a)	28,208	440,891
Pioneer Natural Resources Co.	240,597	3,892,859
Plains Exploration & Production Co.(a)	18,362	426,733
Pride International Inc.(a)	95,664	1,528,711
Rowan Companies Inc.	146,940	2,336,346
St. Mary Land & Exploration Co.	71,591	1,454,013
Sunoco Inc.	95,056	4,131,134
Tesoro Corp.	196,226	2,584,296
Unit Corp.(a)	21,729	580,599

		64,064,271
OIL & GAS SERVICES—0.85%
BJ Services Co.	587,129	6,851,795
Exterran Holdings Inc.(a)	132,072	2,813,134
Global Industries Ltd.(a)(b)	81,189	283,350
Helix Energy Solutions Group Inc.(a)	165,227	1,196,243
Hercules Offshore Inc.(a)(b)	175,343	832,879
Key Energy Services Inc.(a)	205,008	904,085
Oil States International Inc.(a)	33,322	622,788
SEACOR Holdings Inc.(a)	37,047	2,469,183
Tidewater Inc.	99,575	4,009,885

		19,983,342
PACKAGING & CONTAINERS—1.54%
Ball Corp.	166,584	6,928,229
Bemis Co. Inc.	199,256	4,718,382
Owens-Illinois Inc.(a)	238,450	6,516,838
Packaging Corp. of America	159,388	2,145,362
Pactiv Corp.(a)	262,691	6,535,752
Sealed Air Corp.	321,071	4,796,801
Sonoco Products Co.	198,625	4,600,155

		36,241,519
PHARMACEUTICALS—2.18%
AmerisourceBergen Corp.	282,760	10,083,222
Endo Pharmaceuticals Holdings Inc.(a)	21,702	561,648
Forest Laboratories Inc.(a)	554,196	14,115,372
Hospira Inc.(a)	272,938	7,320,197
King Pharmaceuticals Inc.(a)	493,540	5,241,395
Mylan Inc.(a)(b)	496,923	4,914,568
NBTY Inc.(a)	53,806	842,064
Omnicare Inc.	197,520	5,483,155
Teva Pharmaceutical Industries Ltd. SP ADR	1	43
Watson Pharmaceuticals Inc.(a)	106,291	2,824,152

		51,385,816

PIPELINES—1.99%
El Paso Corp.	1,106,537	8,664,185
National Fuel Gas Co.	163,060	5,108,670
ONEOK Inc.	209,536	6,101,688
Questar Corp.	215,126	7,032,469
Spectra Energy Corp.	1,268,275	19,962,648

		46,869,660
REAL ESTATE—0.16%
CB Richard Ellis Group Inc. Class A(a)	279,087	1,205,656
Jones Lang LaSalle Inc.	68,648	1,901,550
St. Joe Co. (The)(a)(b)	29,917	727,581

		3,834,787
REAL ESTATE INVESTMENT TRUSTS—9.09%
Alexandria Real Estate Equities Inc.	63,860	3,853,312
AMB Property Corp.	196,672	4,606,058
Annaly Capital Management Inc.	1,077,712	17,103,289
Apartment Investment and Management Co. Class A(b)	124,074	1,433,055
AvalonBay Communities Inc.(b)	153,908	9,323,747
Boston Properties Inc.	240,084	13,204,620
Brandywine Realty Trust	173,019	1,333,976
BRE Properties Inc. Class A(b)	96,939	2,712,353
Camden Property Trust	38,887	1,218,719
CapitalSource Inc.	384,816	1,777,850
CBL & Associates Properties Inc.(b)	130,976	851,344
Developers Diversified Realty Corp.	239,848	1,170,458
Digital Realty Trust Inc.	46,174	1,516,816
Douglas Emmett Inc.	243,874	3,184,994
Duke Realty Corp.	292,622	3,207,137
Equity Residential	542,264	16,170,312
Essex Property Trust Inc.(b)	40,303	3,093,255
Federal Realty Investment Trust(b)	83,050	5,155,744
General Growth Properties Inc.(b)	211,668	273,052
HCP Inc.	444,727	12,350,069
Health Care REIT Inc.	180,522	7,618,028
Hospitality Properties Trust	186,930	2,779,649
Host Hotels & Resorts Inc.	1,042,013	7,888,038
HRPT Properties Trust	445,774	1,502,258
iStar Financial Inc.(b)	264,492	589,817
Kilroy Realty Corp.	60,213	2,014,727
Kimco Realty Corp.	431,582	7,889,319
Liberty Property Trust	195,871	4,471,735
Mack-Cali Realty Corp.	132,124	3,237,038
Nationwide Health Properties Inc.	175,262	5,033,525
ProLogis	525,256	7,295,806
Public Storage	253,565	20,158,418
Regency Centers Corp.	139,992	6,537,626
SL Green Realty Corp.	116,233	3,010,435
UDR Inc.	271,365	3,742,123
Ventas Inc.	216,801	7,278,010
Vornado Realty Trust	272,779	16,462,213
Weingarten Realty Investors(b)	149,754	3,098,410

		214,147,335
RETAIL—3.07%
American Eagle Outfitters Inc.	104,576	978,831
AnnTaylor Stores Corp.(a)	74,481	429,755
AutoNation Inc.(a)(b)	232,113	2,293,276
Barnes & Noble Inc.	72,216	1,083,240
Bed Bath & Beyond Inc.(a)	92,133	2,342,021
BJ’s Wholesale Club Inc.(a)(b)	119,772	4,103,389
Family Dollar Stores Inc.(b)	258,295	6,733,751
Foot Locker Inc.	312,197	2,291,526
Gap Inc. (The)	492,420	6,593,504

HSN Inc.(a)	63,148	459,086
J.C. Penney Co. Inc.	444,837	8,763,289
Kohl’s Corp.(a)	147,170	5,327,554
Limited Brands Inc.	186,125	1,868,695
Macy’s Inc.	842,318	8,717,991
Office Depot Inc.(a)	553,371	1,649,046
OfficeMax Inc.	151,293	1,155,879
O’Reilly Automotive Inc.(a)	171,356	5,267,483
Penske Automotive Group Inc.	78,851	605,576
RadioShack Corp.	262,035	3,128,698
Rite Aid Corp.(a)(b)	987,291	306,060
Saks Inc.(a)(b)	284,452	1,245,900
Sears Holdings Corp.(a)(b)	110,676	4,301,976
Signet Jewelers Ltd.	172,498	1,495,558
Williams-Sonoma Inc.	163,581	1,285,747

		72,427,831
SAVINGS & LOANS—1.83%
Astoria Financial Corp.	168,915	2,783,719
Capitol Federal Financial	28,694	1,308,446
Hudson City Bancorp Inc.	679,616	10,846,671
New York Community Bancorp Inc.	686,379	8,209,093
People’s United Financial Inc.	692,700	12,350,841
Sovereign Bancorp Inc.(a)	892,355	2,659,218
TFS Financial Corp.	170,647	2,201,346
Washington Federal Inc.	176,321	2,637,762

		42,997,096
SEMICONDUCTORS—0.92%
Advanced Micro Devices Inc.(a)(b)	1,071,396	2,314,215
Atmel Corp.(a)	325,959	1,020,252
Cree Inc.(a)(b)	104,253	1,654,495
Fairchild Semiconductor International Inc. Class A(a)	245,962	1,202,754
Integrated Device Technology Inc.(a)	187,656	1,052,750
International Rectifier Corp.(a)	114,827	1,550,165
Intersil Corp. Class A	165,023	1,516,561
KLA-Tencor Corp.	21,262	463,299
Lam Research Corp.(a)	20,480	435,814
LSI Corp.(a)	306,570	1,008,615
Micron Technology Inc.(a)(b)	1,332,454	3,517,679
Novellus Systems Inc.(a)	141,233	1,742,815
QLogic Corp.(a)(b)	266,415	3,580,618
Teradyne Inc.(a)	124,446	525,162

		21,585,194
SOFTWARE—0.95%
CA Inc.	415,718	7,703,255
Compuware Corp.(a)	203,537	1,373,875
Dun & Bradstreet Corp. (The)	32,896	2,539,571
Fidelity National Information Services Inc.	301,467	4,904,868
IMS Health Inc.	284,369	4,311,034
Novell Inc.(a)	383,206	1,490,671

		22,323,274
TELECOMMUNICATIONS—2.28%
ADC Telecommunications Inc.(a)(b)	237,646	1,299,924
Amdocs Ltd.(a)	226,943	4,150,787
CenturyTel Inc.	200,408	5,477,151
Clearwire Corp. Class A(a)(b)	13,807	68,069
Crown Castle International Corp.(a)(b)	449,883	7,908,943
EchoStar Corp.(a)	76,837	1,142,566
Embarq Corp.	147,375	5,299,605
Frontier Communications Corp.	504,527	4,409,566
JDS Uniphase Corp.(a)	193,304	705,560

Leap Wireless International Inc.(a)	96,949	2,606,959
Qwest Communications International Inc.	1,513,512	5,509,184
TeleCorp PCS Inc. Escrow(c)	774	0
Telephone and Data Systems Inc.	120,018	3,810,572
Tellabs Inc.(a)	798,147	3,288,366
United States Cellular Corp.(a)	19,978	863,849
Virgin Media Inc.	593,359	2,960,861
Windstream Corp.	449,924	4,139,301

		53,641,263
TEXTILES—0.46%
Cintas Corp.	263,464	6,120,269
Mohawk Industries Inc.(a)	112,026	4,813,757

		10,934,026
TOYS, GAMES & HOBBIES—0.67%
Hasbro Inc.	143,479	4,185,282
Mattel Inc.	726,118	11,617,888

		15,803,170
TRANSPORTATION—0.49%
Alexander & Baldwin Inc.	82,752	2,073,765
Con-way Inc.	76,356	2,031,070
Kansas City Southern Industries Inc.(a)	32,261	614,572
Overseas Shipholding Group Inc.	45,558	1,918,447
Ryder System Inc.	77,641	3,010,918
Teekay Corp.	85,546	1,680,979
UTi Worldwide Inc.	18,503	265,333

		11,595,084
TRUCKING & LEASING—0.11%
GATX Corp.	86,524	2,679,648

		2,679,648
WATER—0.35%
American Water Works Co. Inc.(b)	127,151	2,654,913
Aqua America Inc.	267,938	5,516,843

		8,171,756

TOTAL COMMON STOCKS
(Cost: $3,779,535,756)		2,353,436,531

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.92%

MONEY MARKET FUNDS—5.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	116,735,909	116,735,909
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	19,660,367	19,660,367
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	2,913,036	2,913,036

		139,309,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,309,312)		139,309,312

TOTAL INVESTMENTS IN SECURITIES—105.81%
(Cost: $3,918,845,068)	2,492,745,843
Other Assets, Less Liabilities—(5.81)%	(136,776,252)

NET ASSETS—100.00%	$2,355,969,591

NVS  -  Non-Voting Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.76%

AEROSPACE & DEFENSE—2.99%
Boeing Co. (The)	380,834	$16,250,187
General Dynamics Corp.	202,596	11,667,504
Lockheed Martin Corp.	173,019	14,547,437
Raytheon Co.	215,182	10,982,889
United Technologies Corp.	494,005	26,478,668

		79,926,685
AGRICULTURE—2.32%
Altria Group Inc.	1,070,736	16,125,284
Philip Morris International Inc.	1,051,296	45,741,889

		61,867,173
APPAREL—0.39%
Nike Inc. Class B	203,887	10,398,237

		10,398,237
AUTO MANUFACTURERS—0.11%
Ford Motor Co.(a)(b)	1,250,443	2,863,514

		2,863,514
BANKS—5.76%
Bank of America Corp.	3,320,825	46,757,216
Bank of New York Mellon Corp. (The)	596,360	16,894,879
Regions Financial Corp.	358,675	2,855,053
U.S. Bancorp	911,800	22,804,118
Wachovia Corp.	2,745	15,207
Wells Fargo & Co.	2,192,395	64,631,805

		153,958,278
BEVERAGES—3.41%
Coca-Cola Co. (The)	1,033,952	46,807,007
PepsiCo Inc.	807,100	44,204,867

		91,011,874
BIOTECHNOLOGY—1.19%
Amgen Inc.(a)	550,597	31,796,977

		31,796,977
CHEMICALS—0.72%
Dow Chemical Co. (The)	480,083	7,244,452
E.I. du Pont de Nemours and Co.	468,939	11,864,157

		19,108,609
COMPUTERS—6.17%
Apple Inc.(a)	461,949	39,427,347
Dell Inc.(a)	899,342	9,209,262
EMC Corp.(a)	1,060,546	11,103,917
Hewlett-Packard Co.	1,272,707	46,186,537
International Business Machines Corp.	698,144	58,755,799

		164,682,862

COSMETICS & PERSONAL CARE—4.46%
Avon Products Inc.	220,615	5,301,378
Colgate-Palmolive Co.	262,288	17,977,219
Procter & Gamble Co. (The)	1,551,552	95,916,945

		119,195,542
DIVERSIFIED FINANCIAL SERVICES—4.86%
American Express Co.	602,775	11,181,476
Capital One Financial Corp.	203,101	6,476,891
Citigroup Inc.	2,831,972	19,002,532
Goldman Sachs Group Inc. (The)	229,794	19,392,316
JPMorgan Chase & Co.	1,939,563	61,154,421
Merrill Lynch & Co. Inc.	2,034	23,676
Morgan Stanley	551,903	8,852,524
NYSE Euronext Inc.	137,732	3,771,102

		129,854,938
ELECTRIC—1.84%
American Electric Power Co. Inc.	209,727	6,979,715
Entergy Corp.	98,393	8,179,410
Exelon Corp.	341,905	19,013,337
Southern Co. (The)	402,530	14,893,610

		49,066,072
FOOD—1.25%
Campbell Soup Co.	106,832	3,206,028
H.J. Heinz Co.	163,226	6,137,298
Kraft Foods Inc. Class A	763,462	20,498,955
Sara Lee Corp.	367,772	3,600,488

		33,442,769
FOREST PRODUCTS & PAPER—0.13%
Weyerhaeuser Co.	109,913	3,364,437

		3,364,437
HEALTH CARE - PRODUCTS—4.92%
Baxter International Inc.	322,287	17,271,360
Covidien Ltd.	261,702	9,484,080
Johnson & Johnson	1,441,832	86,264,809
Medtronic Inc.	581,112	18,258,539

		131,278,788
HEALTH CARE - SERVICES—0.62%
UnitedHealth Group Inc.	627,668	16,695,969

		16,695,969
INSURANCE—0.34%
Allstate Corp. (The)	278,533	9,124,741

		9,124,741
INTERNET—1.75%
Amazon.com Inc.(a)	166,725	8,549,658
Google Inc. Class A(a)	124,309	38,243,664

		46,793,322
MACHINERY—0.52%
Caterpillar Inc.	313,489	14,003,554

		14,003,554
MANUFACTURING—4.75%
General Electric Co.	5,458,136	88,421,803
Honeywell International Inc.	377,438	12,391,290
3M Co.	360,110	20,720,729

Tyco International Ltd.	244,820	5,288,112

		126,821,934
MEDIA—2.47%
Comcast Corp. Class A	1,496,530	25,261,426
Time Warner Inc.	1,864,303	18,754,888
Walt Disney Co. (The)	961,923	21,826,033

		65,842,347
MINING—0.18%
Alcoa Inc.	416,860	4,693,844

		4,693,844
OFFICE & BUSINESS EQUIPMENT—0.13%
Xerox Corp.	450,143	3,587,640

		3,587,640
OIL & GAS—13.84%
Chevron Corp.	1,055,843	78,100,707
ConocoPhillips	774,726	40,130,807
Devon Energy Corp.	229,592	15,086,490
Exxon Mobil Corp.	2,643,320	211,016,236
Occidental Petroleum Corp.	420,867	25,247,811

		369,582,051
OIL & GAS SERVICES—1.69%
Baker Hughes Inc.	160,563	5,149,255
Halliburton Co.	464,478	8,444,210
National Oilwell Varco Inc.(a)	215,920	5,277,085
Schlumberger Ltd.	621,611	26,312,794

		45,183,344
PHARMACEUTICALS—8.51%
Abbott Laboratories	806,300	43,032,231
Bristol-Myers Squibb Co.	1,028,744	23,918,298
Gilead Sciences Inc.(a)	478,052	24,447,579
Merck & Co. Inc.	1,098,671	33,399,598
Pfizer Inc.	3,504,042	62,056,584
Schering-Plough Corp.	844,783	14,386,654
Wyeth	691,931	25,954,332

		227,195,276
PIPELINES—0.16%
Williams Companies Inc. (The)	301,581	4,366,893

		4,366,893
RETAIL—7.39%
Costco Wholesale Corp.	223,774	11,748,135
CVS Caremark Corp.	746,364	21,450,501
Home Depot Inc.	881,079	20,282,439
Lowe’s Companies Inc.	761,677	16,391,289
McDonald’s Corp.	579,189	36,019,764
Target Corp.	391,204	13,508,274
Walgreen Co.	514,422	12,690,791
Wal-Mart Stores Inc.	1,161,887	65,135,385

		197,226,578
SEMICONDUCTORS—1.98%
Intel Corp.	2,890,368	42,372,795
Texas Instruments Inc.	673,731	10,456,305

		52,829,100
SOFTWARE—4.45%
MasterCard Inc. Class A	37,464	5,354,729

Microsoft Corp.	3,975,505	77,283,817
Oracle Corp.(a)	2,035,727	36,093,440

		118,731,986
TELECOMMUNICATIONS—8.25%
AT&T Inc.	3,062,356	87,277,146
Cisco Systems Inc.(a)	3,042,669	49,595,505
QUALCOMM Inc.	860,292	30,824,262
Sprint Nextel Corp.(a)	1,480,826	2,709,912
Verizon Communications Inc.	1,476,093	50,039,553

		220,446,378
TRANSPORTATION—2.21%
Burlington Northern Santa Fe Corp.	145,880	11,044,575
FedEx Corp.	161,748	10,376,134
Norfolk Southern Corp.	192,430	9,053,831
United Parcel Service Inc. Class B	517,166	28,526,877

		59,001,417

TOTAL COMMON STOCKS
(Cost: $3,886,283,744)		2,663,943,129

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	3,081,285	3,081,285
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	465,726	465,726
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	1,144,515	1,144,515

		4,691,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,691,526)		4,691,526

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $3,890,975,270)		2,668,634,655
Other Assets, Less Liabilities—0.06%		1,671,170

NET ASSETS—100.00%		$2,670,305,825

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.13%
Harte-Hanks Inc.	841	$5,248
Interpublic Group of Companies Inc. (The)(a)	14,152	56,042
inVentiv Health Inc.(a)	1,111	12,821
Lamar Advertising Co. Class A(a)(b)	2,325	29,202
Omnicom Group Inc.	9,471	254,959

		358,272
AEROSPACE & DEFENSE—2.26%
AAR Corp.(a)(b)	1,118	20,582
Alliant Techsystems Inc.(a)(b)	980	84,045
BE Aerospace Inc.(a)	2,976	22,885
Boeing Co. (The)	22,445	957,728
Curtiss-Wright Corp.	1,370	45,744
Esterline Technologies Corp.(a)	960	36,374
GenCorp Inc.(a)	1,788	6,580
General Dynamics Corp.	11,998	690,965
Goodrich Corp.	3,734	138,233
Kaman Corp.	808	14,649
L-3 Communications Holdings Inc.	3,652	269,445
Lockheed Martin Corp.	10,220	859,298
Moog Inc. Class A(a)	1,248	45,639
Northrop Grumman Corp.	10,030	451,751
Orbital Sciences Corp.(a)	1,894	36,990
Raytheon Co.	12,706	648,514
Rockwell Collins Inc.	4,917	192,206
Teledyne Technologies Inc.(a)	1,074	47,847
Triumph Group Inc.	524	22,249
United Technologies Corp.	29,175	1,563,780

		6,155,504
AGRICULTURE—2.30%
Alliance One International Inc.(a)	2,665	7,835
Altria Group Inc.	63,227	952,199
Andersons Inc. (The)	560	9,229
Archer-Daniels-Midland Co.	19,739	569,075
Lorillard Inc.	5,149	290,146
Monsanto Co.	16,819	1,183,217
Philip Morris International Inc.	62,092	2,701,623
Reynolds American Inc.	5,173	208,524
Universal Corp.	829	24,762
UST Inc.	4,567	316,858

		6,263,468
AIRLINES—0.11%
AirTran Holdings Inc.(a)	3,041	13,502

Alaska Air Group Inc.(a)	1,194	34,924
JetBlue Airways Corp.(a)	5,384	38,226
SkyWest Inc.	1,606	29,872
Southwest Airlines Co.	22,558	194,450

		310,974
APPAREL—0.51%
Carter’s Inc.(a)	1,720	33,127
Coach Inc.(a)	9,983	207,347
Crocs Inc.(a)(b)	2,554	3,167
Deckers Outdoor Corp.(a)	414	33,066
Guess? Inc.	1,887	28,965
Gymboree Corp.(a)(b)	829	21,629
Hanesbrands Inc.(a)	2,963	37,778
Iconix Brand Group Inc.(a)(b)	1,777	17,379
Jones Apparel Group Inc.	2,413	14,140
K-Swiss Inc. Class A	839	9,565
Liz Claiborne Inc.	2,587	6,726
Maidenform Brands Inc.(a)	646	6,557
Nike Inc. Class B	11,990	611,490
Oxford Industries Inc.	510	4,473
Perry Ellis International Inc.(a)	386	2,447
Phillips-Van Heusen Corp.	1,648	33,174
Polo Ralph Lauren Corp.	1,765	80,149
Quiksilver Inc.(a)	3,751	6,902
SKECHERS U.S.A. Inc. Class A(a)	789	10,115
Timberland Co. Class A(a)	1,160	13,398
True Religion Apparel Inc.(a)	516	6,419
VF Corp.	2,726	149,303
Volcom Inc.(a)	387	4,218
Warnaco Group Inc. (The)(a)	1,347	26,442
Wolverine World Wide Inc.	1,482	31,181

		1,399,157
AUTO MANUFACTURERS—0.21%
Ford Motor Co.(a)(b)	72,879	166,893
General Motors Corp.(b)	18,621	59,587
Oshkosh Corp.	2,447	21,754
PACCAR Inc.	11,049	316,001
Wabash National Corp.	971	4,369

		568,604
AUTO PARTS & EQUIPMENT—0.18%
ArvinMeritor Inc.	2,292	6,532
ATC Technology Corp.(a)	544	7,959
BorgWarner Inc.	3,640	79,243
Goodyear Tire & Rubber Co. (The)(a)	7,548	45,062
Johnson Controls Inc.	18,331	332,891
Modine Manufacturing Co.	1,113	5,420
Spartan Motors Inc.	1,066	5,042
Standard Motor Products Inc.	378	1,308
Superior Industries International Inc.	806	8,479

		491,936
BANKS—5.00%
Associated Banc-Corp.	3,796	79,450
BancorpSouth Inc.	2,199	51,369
Bank Mutual Corp.	1,703	19,653
Bank of America Corp.	154,629	2,177,176
Bank of Hawaii Corp.	1,483	66,987

Bank of New York Mellon Corp. (The)	35,180	996,649
BB&T Corp.	16,887	463,717
Boston Private Financial Holdings Inc.	1,986	13,584
Cascade Bancorp(b)	850	5,737
Cathay General Bancorp(b)	1,614	38,332
Central Pacific Financial Corp.	951	9,548
City National Corp.	1,256	61,167
Colonial BancGroup Inc. (The)(b)	5,905	12,223
Columbia Banking System Inc.	560	6,681
Comerica Inc.	4,567	90,655
Commerce Bancshares Inc.	2,071	91,020
Community Bank System Inc.	972	23,707
Corus Bankshares Inc.(b)	1,054	1,170
Cullen/Frost Bankers Inc.	1,870	94,772
Discover Financial Services LLC	14,814	141,177
East West Bancorp Inc.	1,878	29,992
Fifth Third Bancorp	17,856	147,491
First BanCorp (Puerto Rico)	2,112	23,528
First Commonwealth Financial Corp.	2,168	26,840
First Financial Bancorp	980	12,142
First Financial Bankshares Inc.	666	36,770
First Horizon National Corp.	6,483	68,525
First Midwest Bancorp Inc.	1,505	30,055
FirstMerit Corp.	2,447	50,384
Frontier Financial Corp.(b)	1,649	7,190
Fulton Financial Corp.	5,274	50,736
Glacier Bancorp Inc.	1,969	37,450
Hancock Holding Co.	782	35,550
Hanmi Financial Corp.	1,253	2,581
Home Bancshares Inc.	405	10,915
Huntington Bancshares Inc.(b)	10,889	83,410
Independent Bank Corp. (Massachusetts)	500	13,080
Independent Bank Corp. (Michigan)	665	1,436
Irwin Financial Corp.(a)	646	833
KeyCorp	15,119	128,814
M&T Bank Corp.(b)	2,414	138,588
Marshall & Ilsley Corp.	7,831	106,815
Nara Bancorp Inc.	708	6,960
National City Corp.	60,504	109,512
National Penn Bancshares Inc.	2,568	37,262
Northern Trust Corp.	6,845	356,898
Old National Bancorp	2,154	39,117
PacWest Bancorp	825	22,192
PNC Financial Services Group Inc. (The)	10,680	523,320
PrivateBancorp Inc.(b)	848	27,526
Prosperity Bancshares Inc.	1,335	39,503
Provident Bankshares Corp.(b)	986	9,525
Regions Financial Corp.	21,168	168,497
S&T Bancorp Inc.	714	25,347
Signature Bank(a)	1,168	33,510
South Financial Group Inc. (The)	2,414	10,428
State Street Corp.	13,194	518,920
Sterling Bancorp	562	7,885
Sterling Bancshares Inc.	2,163	13,151
Sterling Financial Corp. (Washington)	1,515	13,332
SunTrust Banks Inc.	10,888	321,632
Susquehanna Bancshares Inc.	2,555	40,650
SVB Financial Group(a)	948	24,866
Synovus Financial Corp.(b)	8,362	69,405
TCF Financial Corp.	3,473	47,441

Tompkins Financial Corp.	211	12,227
TrustCo Bank Corp. NY	2,433	23,138
U.S. Bancorp	53,850	1,346,788
UCBH Holdings Inc.	3,004	20,668
UMB Financial Corp.	845	41,523
Umpqua Holdings Corp.	2,019	29,215
United Bancshares Inc.	1,193	39,631
United Community Banks Inc.(b)	1,128	15,318
Valley National Bancorp	4,141	83,855
Wachovia Corp.	65,585	363,341
Webster Financial Corp.	1,741	23,991
Wells Fargo & Co.	116,413	3,431,855
Westamerica Bancorporation	936	47,876
Whitney Holding Corp.	2,048	32,748
Wilmington Trust Corp.	2,068	45,992
Wilshire Bancorp Inc.	421	3,823
Wintrust Financial Corp.	799	16,435
Zions Bancorporation(b)	3,534	86,618

		13,619,820
BEVERAGES—2.33%
Boston Beer Co. Inc. Class A(a)	296	8,406
Brown-Forman Corp. Class B	2,981	153,492
Coca-Cola Co. (The)	61,065	2,764,413
Coca-Cola Enterprises Inc.	9,618	115,705
Constellation Brands Inc. Class A(a)	6,099	96,181
Dr. Pepper Snapple Group Inc.(a)	7,726	125,547
Green Mountain Coffee Roasters Inc.(a)(b)	550	21,285
Hansen Natural Corp.(a)	2,195	73,598
Molson Coors Brewing Co. Class B	4,599	224,983
Peet’s Coffee & Tea Inc.(a)	253	5,882
Pepsi Bottling Group Inc.	4,217	94,925
PepsiAmericas Inc.	1,782	36,282
PepsiCo Inc.	47,669	2,610,831

		6,331,530
BIOTECHNOLOGY—1.54%
Affymetrix Inc.(a)	2,159	6,455
Amgen Inc.(a)	32,520	1,878,030
ArQule Inc.(a)	1,074	4,532
Biogen Idec Inc.(a)	8,901	423,955
Bio-Rad Laboratories Inc. Class A(a)	571	43,002
Cambrex Corp.(a)	829	3,830
Celgene Corp.(a)	14,100	779,448
Charles River Laboratories International Inc.(a)	2,053	53,789
CryoLife Inc.(a)	704	6,836
Enzo Biochem Inc.(a)	834	4,078
Genzyme Corp.(a)	8,319	552,132
Integra LifeSciences Holdings Corp.(a)	567	20,168
Life Technologies Corp.(a)	5,216	121,585
Martek Biosciences Corp.	1,054	31,947
Millipore Corp.(a)	1,650	85,008
Regeneron Pharmaceuticals Inc.(a)(b)	1,929	35,416
Savient Pharmaceuticals Inc.(a)	1,384	8,013
Vertex Pharmaceuticals Inc.(a)	4,568	138,776

		4,197,000
BUILDING MATERIALS—0.16%
Apogee Enterprises Inc.	970	10,049
Drew Industries Inc.(a)	514	6,168

Eagle Materials Inc.	1,320	24,301
Lennox International Inc.	1,356	43,785
Martin Marietta Materials Inc.(b)	1,246	120,962
Masco Corp.	10,930	121,651
NCI Building Systems Inc.(a)	669	10,905
Quanex Building Products Corp.	1,221	11,441
Simpson Manufacturing Co. Inc.(b)	1,117	31,008
Texas Industries Inc.	843	29,083
Universal Forest Products Inc.	560	15,070

		424,423
CHEMICALS—1.49%
A. Schulman Inc.	650	11,050
Air Products and Chemicals Inc.	6,381	320,773
Airgas Inc.	2,431	94,785
Albemarle Corp.	2,716	60,567
Arch Chemicals Inc.	808	21,065
Ashland Inc.	2,026	21,293
Balchem Corp.	559	13,925
Cabot Corp.	1,929	29,514
CF Industries Holdings Inc.	1,745	85,784
Chemtura Corp.	7,469	10,457
Cytec Industries Inc.	1,494	31,703
Dow Chemical Co. (The)	28,479	429,748
E.I. du Pont de Nemours and Co.	27,691	700,582
Eastman Chemical Co.	2,135	67,701
Ecolab Inc.	5,102	179,335
Ferro Corp.	1,359	9,581
FMC Corp.	2,300	102,879
Georgia Gulf Corp.	1,110	1,188
H.B. Fuller Co.	1,492	24,036
International Flavors & Fragrances Inc.	2,391	71,061
Lubrizol Corp.	2,007	73,035
Minerals Technologies Inc.	526	21,513
NewMarket Corp.	441	15,395
Olin Corp.	2,253	40,734
OM Group Inc.(a)	948	20,012
Penford Corp.	380	3,846
PolyOne Corp.(a)	2,992	9,425
PPG Industries Inc.	4,994	211,895
Praxair Inc.	9,464	561,783
Quaker Chemical Corp.	380	6,251
Rohm and Haas Co.	3,865	238,818
RPM International Inc.	4,071	54,104
Sensient Technologies Corp.	1,505	35,939
Sherwin-Williams Co. (The)	2,973	177,637
Sigma-Aldrich Corp.	3,801	160,554
Stepan Co.	238	11,184
Terra Industries Inc.	3,126	52,110
Valspar Corp. (The)	3,134	56,694
Zep Inc.	694	13,401

		4,051,357
COAL—0.17%
Arch Coal Inc.	4,423	72,051
CONSOL Energy Inc.	5,646	161,363
Massey Energy Co.	2,472	34,089
Patriot Coal Corp.(a)	1,931	12,069
Peabody Energy Corp.	8,131	184,980

		464,552

COMMERCIAL SERVICES—1.33%
Aaron Rents Inc.	1,543	41,075
ABM Industries Inc.	1,256	23,927
Administaff Inc.	703	15,241
Alliance Data Systems Corp.(a)(b)	2,000	93,060
AMN Healthcare Services Inc.(a)	977	8,265
Apollo Group Inc. Class A(a)	3,278	251,160
Arbitron Inc.	784	10,412
Bankrate Inc.(a)(b)	362	13,756
Bowne & Co. Inc.	984	5,786
Brinks Home Security Holdings Inc.(a)	1,236	27,093
Capella Education Co.(a)	424	24,914
Career Education Corp.(a)	2,387	42,823
CDI Corp.	420	5,435
Chemed Corp.	652	25,930
Coinstar Inc.(a)	808	15,764
Consolidated Graphics Inc.(a)	384	8,694
Convergys Corp.(a)	3,776	24,204
Corinthian Colleges Inc.(a)	2,478	40,565
Corporate Executive Board Co. (The)	986	21,751
Corrections Corp. of America(a)	4,001	65,456
CorVel Corp.(a)	251	5,517
Cross Country Healthcare Inc.(a)	705	6,197
Deluxe Corp.	1,577	23,592
DeVry Inc.	1,918	110,112
Equifax Inc.	3,876	102,792
Forrester Research Inc.(a)	461	13,005
FTI Consulting Inc.(a)	1,564	69,880
Gartner Inc.(a)	1,669	29,758
GEO Group Inc. (The)(a)	1,533	27,640
Gevity HR Inc.	851	1,285
H&R Block Inc.	10,345	235,038
Healthcare Services Group Inc.	1,251	19,928
HealthSpring Inc.(a)	1,627	32,491
Heartland Payment Systems Inc.	772	13,510
Heidrick & Struggles International Inc.	383	8,250
Hillenbrand Inc.	1,910	31,859
HMS Holdings Corp.(a)	852	26,855
ITT Educational Services Inc.(a)	962	91,371
Kelly Services Inc. Class A	662	8,613
Kendle International Inc.(a)	388	9,979
Korn/Ferry International(a)	1,157	13,213
Landauer Inc.	299	21,917
Lender Processing Services Inc.	2,484	73,154
Live Nation Inc.(a)	2,547	14,620
Manpower Inc.	2,425	82,426
MAXIMUS Inc.	553	19,416
McKesson Corp.	8,399	325,293
Midas Inc.(a)	381	3,997
Monster Worldwide Inc.(a)	3,929	47,502
Moody’s Corp.	5,916	118,852
MPS Group Inc.(a)	3,140	23,644
Navigant Consulting Inc.(a)	1,566	24,852
On Assignment Inc.(a)	970	5,500
PAREXEL International Corp.(a)	1,626	15,788
Pharmaceutical Product Development Inc.	3,615	104,871
Pre-Paid Legal Services Inc.(a)	158	5,892
Quanta Services Inc.(a)	6,015	119,097
R.R. Donnelley & Sons Co.	6,387	86,735

Rent-A-Center Inc.(a)	1,905	33,623
Rewards Network Inc.(a)	850	2,201
Robert Half International Inc.	4,633	96,459
Rollins Inc.	1,109	20,051
SAIC Inc.(a)	6,111	119,042
Service Corp. International	7,310	36,331
Sotheby’s Holdings Inc. Class A(b)	2,121	18,856
Spherion Corp.(a)	1,922	4,248
StarTek Inc.(a)	387	1,722
Strayer Education Inc.	426	91,339
Ticketmaster Entertainment Inc.(a)	1,208	7,755
TrueBlue Inc.(a)	1,510	14,451
United Rentals Inc.(a)	1,714	15,632
Universal Technical Institute Inc.(a)	707	12,139
Viad Corp.	704	17,417
Volt Information Sciences Inc.(a)	421	3,044
Watson Wyatt Worldwide Inc.	1,331	63,648
Western Union Co.	22,127	317,301
Wright Express Corp.(a)	1,251	15,763

		3,630,774
COMPUTERS—4.17%
Affiliated Computer Services Inc. Class A(a)	3,021	138,815
Agilysys Inc.	1,054	4,522
Apple Inc.(a)	27,284	2,328,689
CACI International Inc. Class A(a)	969	43,692
Cadence Design Systems Inc.(a)	7,851	28,735
Catapult Communications Corp.(a)	290	1,905
CIBER Inc.(a)	2,023	9,731
Cognizant Technology Solutions Corp.(a)	8,869	160,174
Computer Sciences Corp.(a)	4,620	162,347
Dell Inc.(a)	53,105	543,795
Diebold Inc.	2,115	59,410
DST Systems Inc.(a)	1,243	47,209
EMC Corp.(a)	62,805	657,568
FactSet Research Systems Inc.(b)	1,329	58,795
Hewlett-Packard Co.	75,171	2,727,956
Hutchinson Technology Inc.(a)	834	2,902
Imation Corp.	1,068	14,493
Integral Systems Inc.(a)	524	6,314
International Business Machines Corp.	41,217	3,468,823
Jack Henry & Associates Inc.	2,466	47,865
Lexmark International Inc. Class A(a)	2,351	63,242
Manhattan Associates Inc.(a)	832	13,154
Mentor Graphics Corp.(a)	2,577	13,323
Mercury Computer Systems Inc.(a)	713	4,499
MICROS Systems Inc.(a)	2,457	40,098
MTS Systems Corp.	572	15,238
NCR Corp.(a)	4,686	66,260
NetApp Inc.(a)	9,955	139,071
Palm Inc.(a)(b)	3,144	9,652
Radiant Systems Inc.(a)	710	2,393
RadiSys Corp.(a)	566	3,130
SanDisk Corp.(a)	6,738	64,685
SRA International Inc. Class A(a)	1,236	21,321
Stratasys Inc.(a)	666	7,159
Sun Microsystems Inc.(a)	22,919	87,551
Sykes Enterprises Inc.(a)	915	17,495
Synaptics Inc.(a)	1,114	18,448
Synopsys Inc.(a)	4,345	80,469

Teradata Corp.(a)	5,413	80,275
Tyler Technologies Inc.(a)	1,093	13,094
Western Digital Corp.(a)	6,722	76,967

		11,351,264
COSMETICS & PERSONAL CARE—2.66%
Alberto-Culver Co.	2,699	66,152
Avon Products Inc.	12,976	311,813
Chattem Inc.(a)(b)	562	40,200
Colgate-Palmolive Co.	15,493	1,061,890
Estee Lauder Companies Inc. (The) Class A	3,563	110,310
Procter & Gamble Co. (The)	91,603	5,662,897

		7,253,262
DISTRIBUTION & WHOLESALE—0.29%
Brightpoint Inc.(a)	1,747	7,599
Fastenal Co.(b)	3,914	136,403
Genuine Parts Co.	4,857	183,886
Ingram Micro Inc. Class A(a)	5,115	68,490
LKQ Corp.(a)	4,094	47,736
MWI Veterinary Supply Inc.(a)	380	10,245
Owens & Minor Inc.	1,257	47,326
Pool Corp.(b)	1,341	24,098
ScanSource Inc.(a)	796	15,339
Tech Data Corp.(a)	1,462	26,082
United Stationers Inc.(a)	786	26,323
W.W. Grainger Inc.	2,009	158,390
Watsco Inc.	919	35,290

		787,207
DIVERSIFIED FINANCIAL SERVICES—4.12%
Affiliated Managers Group Inc.(a)	1,257	52,693
American Express Co.	35,598	660,343
AmeriCredit Corp.(a)(b)	3,797	29,009
Ameriprise Financial Inc.	6,573	153,545
Capital One Financial Corp.	11,999	382,648
Charles Schwab Corp. (The)	28,664	463,497
CIT Group Inc.	10,699	48,573
Citigroup Inc.	167,183	1,121,798
CME Group Inc.	2,065	429,747
E*TRADE Financial Corp.(a)(b)	15,531	17,861
Eaton Vance Corp.	3,468	72,863
Federated Investors Inc. Class B	2,742	46,504
Financial Federal Corp.	841	19,570
Franklin Resources Inc.	4,616	294,408
Goldman Sachs Group Inc. (The)	13,574	1,145,510
Greenhill & Co. Inc.	539	37,606
IntercontinentalExchange Inc.(a)	2,197	181,121
Invesco Ltd.	11,913	172,024
Investment Technology Group Inc.(a)	1,358	30,854
Janus Capital Group Inc.	4,998	40,134
Jefferies Group Inc.	3,887	54,651
JPMorgan Chase & Co.	114,509	3,610,469
LaBranche & Co. Inc.(a)	1,918	9,187
Legg Mason Inc.	4,288	93,950
Merrill Lynch & Co. Inc.	48,485	564,365
Morgan Stanley	32,585	522,663
NASDAQ OMX Group Inc. (The)(a)	4,148	102,497
National Financial Partners Corp.	1,236	3,757
NYSE Euronext Inc.	8,198	224,461

optionsXpress Holdings Inc.	1,386	18,517
Piper Jaffray Companies(a)	405	16,103
Portfolio Recovery Associates Inc.(a)(b)	522	17,664
Raymond James Financial Inc.	3,069	52,572
SLM Corp.(a)	14,210	126,469
Stifel Financial Corp.(a)	831	38,101
SWS Group Inc.	802	15,198
T. Rowe Price Group Inc.	7,851	278,239
TradeStation Group Inc.(a)	698	4,502
Waddell & Reed Financial Inc. Class A	2,589	40,026
World Acceptance Corp.(a)	566	11,184

		11,204,883
ELECTRIC—3.95%
AES Corp. (The)(a)	20,751	170,988
Allegheny Energy Inc.	5,156	174,582
ALLETE Inc.	853	27,526
Alliant Energy Corp.	3,387	98,833
Ameren Corp.	6,455	214,693
American Electric Power Co. Inc.	12,375	411,840
Avista Corp.	1,603	31,066
Black Hills Corp.	1,085	29,252
CenterPoint Energy Inc.	10,518	132,737
Central Vermont Public Service Corp.	387	9,234
CH Energy Group Inc.	437	22,457
Cleco Corp.	1,741	39,747
CMS Energy Corp.	6,793	68,677
Consolidated Edison Inc.	8,345	324,871
Constellation Energy Group Inc.	5,510	138,246
Dominion Resources Inc.	17,835	639,206
DPL Inc.(b)	3,623	82,749
DTE Energy Co.	4,955	176,745
Duke Energy Corp.	38,833	582,883
Dynegy Inc. Class A(a)	15,654	31,308
Edison International	10,033	322,260
El Paso Electric Co.(a)	1,511	27,334
Entergy Corp.	5,816	483,484
Exelon Corp.	20,163	1,121,264
FirstEnergy Corp.	9,402	456,749
FPL Group Inc.	12,545	631,390
Great Plains Energy Inc.	3,536	68,351
Hawaiian Electric Industries Inc.	2,804	62,081
IDACORP Inc.	1,360	40,052
Integrys Energy Group Inc.	2,335	100,358
MDU Resources Group Inc.	5,679	122,553
Northeast Utilities	4,829	116,186
NSTAR	3,336	121,731
NV Energy Inc.	7,424	73,423
OGE Energy Corp.	2,851	73,499
Pepco Holdings Inc.	6,633	117,802
PG&E Corp.	11,101	429,720
Pinnacle West Capital Corp.	3,072	98,703
PNM Resources Inc.	2,403	24,222
PPL Corp.	11,479	352,291
Progress Energy Inc.	8,133	324,100
Public Service Enterprise Group Inc.	15,462	451,027
Puget Energy Inc.	3,957	107,907
SCANA Corp.	3,649	129,904
Southern Co. (The)	23,708	877,196
TECO Energy Inc.	6,498	80,250

UIL Holdings Corp.	706	21,201
UniSource Energy Corp.	1,111	32,619
Westar Energy Inc.	3,425	70,247
Wisconsin Energy Corp.	3,641	152,849
Xcel Energy Inc.	13,664	253,467

		10,751,860
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Advanced Energy Industries Inc.(a)	972	9,671
AMETEK Inc.	3,284	99,210
Belden Inc.	1,366	28,522
C&D Technologies Inc.(a)(b)	831	2,601
Emerson Electric Co.	23,475	859,420
Energizer Holdings Inc.(a)	1,747	94,583
Greatbatch Inc.(a)(b)	669	17,702
Hubbell Inc. Class B	1,786	58,366
Littelfuse Inc.(a)	705	11,703
Magnetek Inc.(a)	1,074	2,578
Molex Inc.	4,411	63,915
Vicor Corp.	668	4,415

		1,252,686
ELECTRONICS—0.81%
Agilent Technologies Inc.(a)	10,805	168,882
Amphenol Corp. Class A	5,412	129,780
Analogic Corp.	422	11,512
Arrow Electronics Inc.(a)	3,744	70,537
Avnet Inc.(a)	4,728	86,097
Axsys Technologies Inc.(a)	276	15,141
Bel Fuse Inc. Class B	380	8,056
Benchmark Electronics Inc.(a)	2,153	27,494
Brady Corp. Class A	1,645	39,398
Checkpoint Systems Inc.(a)	1,252	12,320
CTS Corp.	1,114	6,138
Cubic Corp.	554	15,069
Cymer Inc.(a)(b)	832	18,229
Daktronics Inc.	951	8,901
Dionex Corp.(a)	520	23,322
Electro Scientific Industries Inc.(a)	931	6,321
FARO Technologies Inc.(a)	534	9,003
FEI Co.(a)	1,105	20,840
FLIR Systems Inc.(a)(b)	4,208	129,101
Gentex Corp.	3,968	35,037
II-VI Inc.(a)	791	15,100
Itron Inc.(a)	1,017	64,824
Jabil Circuit Inc.	6,443	43,490
Keithley Instruments Inc.	532	1,942
LoJack Corp.(a)	564	2,324
Methode Electronics Inc.	1,113	7,502
Mettler-Toledo International Inc.(a)	1,033	69,624
National Instruments Corp.	1,773	43,190
Park Electrochemical Corp.	652	12,362
PerkinElmer Inc.	3,607	50,173
Plexus Corp.(a)	1,091	18,492
Rogers Corp.(a)	549	15,246
Sonic Solutions Inc.(a)	708	1,246
Technitrol Inc.	1,259	4,381
Thermo Fisher Scientific Inc.(a)	12,943	440,968
Thomas & Betts Corp.(a)	1,659	39,849
Trimble Navigation Ltd.(a)	3,655	78,985

TTM Technologies Inc.(a)	1,095	5,705
Tyco Electronics Ltd.	13,985	226,697
Varian Inc.(a)	809	27,110
Vishay Intertechnology Inc.(a)	5,695	19,477
Waters Corp.(a)	2,961	108,521
Watts Water Technologies Inc. Class A	831	20,750
Woodward Governor Co.	1,607	36,993

		2,196,129
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(a)	1,231	8,309

		8,309
ENGINEERING & CONSTRUCTION—0.29%
Dycom Industries Inc.(a)	1,350	11,097
EMCOR Group Inc.(a)	2,023	45,376
Fluor Corp.	5,550	249,028
Granite Construction Inc.	986	43,315
Insituform Technologies Inc. Class A(a)	846	16,658
Jacobs Engineering Group Inc.(a)	3,794	182,491
KBR Inc.	4,827	73,370
Shaw Group Inc. (The)(a)	2,464	50,438
URS Corp.(a)	2,588	105,513

		777,286
ENTERTAINMENT—0.10%
DreamWorks Animation SKG Inc. Class A(a)	2,276	57,492
International Game Technology Inc.	8,890	105,702
International Speedway Corp. Class A	838	24,076
Macrovision Solutions Corp.(a)	2,453	31,030
Pinnacle Entertainment Inc.(a)	1,769	13,586
Scientific Games Corp. Class A(a)	2,062	36,167
Shuffle Master Inc.(a)	2,187	10,848

		278,901
ENVIRONMENTAL CONTROL—0.40%
Calgon Carbon Corp.(a)	1,761	27,049
Clean Harbors Inc.(a)	619	39,269
Darling International Inc.(a)	2,577	14,148
Mine Safety Appliances Co.	934	22,332
Republic Services Inc.	9,835	243,810
Stericycle Inc.(a)	2,585	134,627
Tetra Tech Inc.(a)	1,789	43,204
Waste Connections Inc.(a)	2,449	77,315
Waste Management Inc.	15,089	500,049

		1,101,803
FOOD—2.12%
Cal-Maine Foods Inc.	387	11,107
Campbell Soup Co.	6,261	187,893
ConAgra Foods Inc.	13,649	225,208
Corn Products International Inc.	2,303	66,442
Dean Foods Co.(a)	4,827	86,741
Diamond Foods Inc.	504	10,156
Flowers Foods Inc.	2,309	56,247
General Mills Inc.	10,245	622,384
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	531	3,329
H.J. Heinz Co.	9,710	365,096
Hain Celestial Group Inc.(a)	1,210	23,099
Hershey Co. (The)	5,032	174,812

Hormel Foods Corp.	2,072	64,398
J&J Snack Foods Corp.	416	14,926
J.M. Smucker Co. (The)	3,619	156,920
Kellogg Co.	7,676	336,593
Kraft Foods Inc. Class A	45,090	1,210,666
Kroger Co. (The)	20,094	530,683
Lance Inc.	951	21,816
McCormick & Co. Inc. NVS	4,016	127,950
Nash Finch Co.	391	17,552
Ralcorp Holdings Inc.(a)	1,746	101,966
Ruddick Corp.	1,264	34,950
Safeway Inc.	13,131	312,124
Sanderson Farms Inc.(b)	514	17,764
Sara Lee Corp.	21,775	213,177
Smithfield Foods Inc.(a)	3,741	52,636
Spartan Stores Inc.	677	15,740
SUPERVALU Inc.	6,577	96,024
Sysco Corp.	18,274	419,206
Tootsie Roll Industries Inc.	687	17,594
TreeHouse Foods Inc.(a)	972	26,477
Tyson Foods Inc. Class A	9,279	81,284
United Natural Foods Inc.(a)	1,259	22,435
Whole Foods Market Inc.(b)	4,460	42,102

		5,767,497
FOREST PRODUCTS & PAPER—0.30%
Buckeye Technologies Inc.(a)	1,212	4,412
Clearwater Paper Corp.(a)	356	2,987
Deltic Timber Corp.	270	12,352
International Paper Co.	13,277	156,669
Louisiana-Pacific Corp.	2,446	3,816
MeadWestvaco Corp.	5,242	58,658
Neenah Paper Inc.	522	4,614
Plum Creek Timber Co. Inc.	5,172	179,675
Potlatch Corp.	1,229	31,966
Rayonier Inc.	2,388	74,864
Rock-Tenn Co. Class A	1,114	38,077
Schweitzer-Mauduit International Inc.	431	8,629
Temple-Inland Inc.	3,396	16,301
Wausau Paper Corp.	1,647	18,842
Weyerhaeuser Co.	6,429	196,792

		808,654
GAS—0.43%
AGL Resources Inc.	2,411	75,585
Atmos Energy Corp.	2,701	64,014
Energen Corp.	2,258	66,227
Laclede Group Inc. (The)	704	32,975
New Jersey Resources Corp.	1,357	53,398
Nicor Inc.	1,360	47,246
NiSource Inc.	8,540	93,684
Northwest Natural Gas Co.	834	36,888
Piedmont Natural Gas Co.(b)	2,316	73,348
Sempra Energy	7,428	316,656
South Jersey Industries Inc.	938	37,379
Southern Union Co.	3,652	47,622
Southwest Gas Corp.	1,247	31,449
UGI Corp.	3,257	79,536
Vectren Corp.	2,441	61,049
WGL Holdings Inc.	1,606	52,500

		1,169,556

HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	1,389	24,794
Black & Decker Corp. (The)	1,882	78,686
Kennametal Inc.	2,135	47,376
Lincoln Electric Holdings Inc.	1,340	68,246
Regal Beloit Corp.	953	36,204
Snap-On Inc.	1,740	68,521
Stanley Works (The)	2,485	84,738

		408,565
HEALTH CARE - PRODUCTS—4.26%
Abaxis Inc.(a)	690	11,061
Advanced Medical Optics Inc.(a)	1,459	9,644
American Medical Systems Holdings Inc.(a)	2,251	20,236
ArthroCare Corp.(a)(b)	808	3,854
Baxter International Inc.	19,012	1,018,853
Beckman Coulter Inc.	1,865	81,948
Becton, Dickinson and Co.	7,432	508,274
Boston Scientific Corp.(a)	46,346	358,718
C.R. Bard Inc.	3,070	258,678
CONMED Corp.(a)	969	23,198
Cooper Companies Inc. (The)	1,367	22,419
Covidien Ltd.	15,415	558,640
Cyberonics Inc.(a)	711	11,781
Datascope Corp.	384	20,060
DENTSPLY International Inc.	4,595	129,763
Edwards Lifesciences Corp.(a)	1,664	91,437
Gen-Probe Inc.(a)	1,612	69,058
Haemonetics Corp.(a)	813	45,934
Henry Schein Inc.(a)	2,728	100,090
Hill-Rom Holdings Inc.	1,910	31,439
Hologic Inc.(a)	7,661	100,129
ICU Medical Inc.(a)	420	13,919
IDEXX Laboratories Inc.(a)	1,787	64,475
Immucor Inc.(a)	2,063	54,835
Intuitive Surgical Inc.(a)	1,214	154,166
Invacare Corp.	1,054	16,358
Johnson & Johnson	85,125	5,093,029
Kensey Nash Corp.(a)	381	7,395
Kinetic Concepts Inc.(a)	1,740	33,373
LCA-Vision Inc.(b)	664	2,729
Masimo Corp.(a)	1,463	43,641
Medtronic Inc.	34,317	1,078,240
Mentor Corp.	960	29,693
Meridian Bioscience Inc.	1,334	33,977
Merit Medical Systems Inc.(a)	813	14,577
Natus Medical Inc.(a)	833	10,787
Osteotech Inc.(a)	652	1,102
Palomar Medical Technologies Inc.(a)	532	6,134
Patterson Companies Inc.(a)	2,699	50,606
PSS World Medical Inc.(a)(b)	1,727	32,502
ResMed Inc.(a)	2,339	87,666
St. Jude Medical Inc.(a)	10,614	349,837
Steris Corp.	1,723	41,162
Stryker Corp.	7,420	296,429
SurModics Inc.(a)	516	13,039
Symmetry Medical Inc.(a)	1,096	8,735
TECHNE Corp.	1,204	77,682

Thoratec Corp.(a)	1,723	55,980
Varian Medical Systems Inc.(a)	3,737	130,944
West Pharmaceutical Services Inc.	1,065	40,225
Zimmer Holdings Inc.(a)	6,932	280,191
Zoll Medical Corp.(a)	675	12,751

		11,611,393
HEALTH CARE - SERVICES—1.35%
Aetna Inc.	14,140	402,990
Air Methods Corp.(a)	375	5,996
Amedisys Inc.(a)	774	31,997
AMERIGROUP Corp.(a)	1,639	48,383
AmSurg Corp.(a)	951	22,196
Centene Corp.(a)	1,356	26,727
Community Health Systems Inc.(a)	3,013	43,930
Covance Inc.(a)	1,898	87,365
Coventry Health Care Inc.(a)	4,437	66,023
DaVita Inc.(a)	3,236	160,409
Gentiva Health Services Inc.(a)	797	23,320
Health Management Associates Inc. Class A(a)	7,415	13,273
Health Net Inc.(a)	3,367	36,667
Healthways Inc.(a)	1,076	12,352
Humana Inc.(a)	5,125	191,060
Kindred Healthcare Inc.(a)	975	12,694
Laboratory Corp. of America Holdings(a)	3,290	211,909
LHC Group Inc.(a)	507	18,252
LifePoint Hospitals Inc.(a)(b)	1,735	39,627
Lincare Holdings Inc.(a)(b)	2,307	62,128
Magellan Health Services Inc.(a)	1,253	49,067
MedCath Corp.(a)	396	4,134
Molina Healthcare Inc.(a)	422	7,431
Odyssey Healthcare Inc.(a)	1,210	11,192
Pediatrix Medical Group Inc.(a)	1,352	42,858
Psychiatric Solutions Inc.(a)	1,642	45,730
Quest Diagnostics Inc.	4,882	253,425
RehabCare Group Inc.(a)	525	7,959
Res-Care Inc.(a)	653	9,808
Tenet Healthcare Corp.(a)	11,980	13,777
UnitedHealth Group Inc.	37,071	986,089
Universal Health Services Inc. Class B	1,608	60,413
WellCare Health Plans Inc.(a)	1,328	17,078
WellPoint Inc.(a)	15,584	656,554

		3,682,813
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	5,367	106,267

		106,267
HOME BUILDERS—0.19%
Centex Corp.	3,794	40,368
Champion Enterprises Inc.(a)	2,452	1,373
D.R. Horton Inc.	8,637	61,064
Hovnanian Enterprises Inc. Class A(a)(b)	1,043	1,794
KB Home	2,433	33,137
Lennar Corp. Class A	4,337	37,602
M.D.C. Holdings Inc.	1,070	32,421
M/I Homes Inc.(b)	408	4,300
Meritage Homes Corp.(a)	840	10,223
NVR Inc.(a)	166	75,737
Pulte Homes Inc.	6,604	72,182

Ryland Group Inc.	1,369	24,190
Skyline Corp.	250	4,997
Standard-Pacific Corp.(a)	2,802	4,988
Thor Industries Inc.(b)	1,080	14,234
Toll Brothers Inc.(a)(b)	4,087	87,584
Winnebago Industries Inc.(b)	982	5,921

		512,115
HOME FURNISHINGS—0.06%
Audiovox Corp. Class A(a)	566	2,836
Bassett Furniture Industries Inc.	380	1,273
Ethan Allen Interiors Inc.	983	14,126
Furniture Brands International Inc.	959	2,119
Harman International Industries Inc.	1,795	30,030
La-Z-Boy Inc.	1,735	3,765
Universal Electronics Inc.(a)	434	7,039
Whirlpool Corp.	2,205	91,177

		152,365
HOUSEHOLD PRODUCTS & WARES—0.54%
American Greetings Corp. Class A	1,335	10,106
Avery Dennison Corp.	3,192	104,474
Blyth Inc.	832	6,523
Central Garden & Pet Co. Class A(a)	2,251	13,281
Church & Dwight Co. Inc.	2,139	120,041
Clorox Co. (The)	4,211	233,963
Fortune Brands Inc.	4,594	189,640
Fossil Inc.(a)	1,468	24,516
Kimberly-Clark Corp.	12,673	668,374
Russ Berrie and Co. Inc.(a)	379	1,126
Scotts Miracle-Gro Co. (The) Class A	1,390	41,311
Standard Register Co. (The)	430	3,840
Tupperware Brands Corp.	1,869	42,426
WD-40 Co.	530	14,994

		1,474,615
HOUSEWARES—0.05%
National Presto Industries Inc.	139	10,703
Newell Rubbermaid Inc.	8,533	83,453
Toro Co. (The)	1,105	36,465

		130,621
INSURANCE—2.99%
Aflac Inc.	14,305	655,741
Allstate Corp. (The)	16,508	540,802
American Financial Group Inc.	2,412	55,187
American International Group Inc.	84,086	132,015
American Physicians Capital Inc.	247	11,881
Amerisafe Inc.(a)	577	11,846
Aon Corp.	8,271	377,819
Arthur J. Gallagher & Co.	2,954	76,538
Assurant Inc.	3,614	108,420
Brown & Brown Inc.	3,522	73,610
Chubb Corp.	10,935	557,685
CIGNA Corp.	8,410	141,708
Cincinnati Financial Corp.	4,898	142,385
Delphi Financial Group Inc. Class A	1,373	25,318
Everest Re Group Ltd.	1,903	144,894
Fidelity National Financial Inc.	6,642	117,896
First American Corp.	2,935	84,792

Genworth Financial Inc. Class A	13,225	37,427
Hanover Insurance Group Inc. (The)	1,606	69,010
Hartford Financial Services Group Inc. (The)	9,276	152,312
HCC Insurance Holdings Inc.	3,481	93,117
Horace Mann Educators Corp.	1,363	12,526
Infinity Property and Casualty Corp.	435	20,328
Lincoln National Corp.	7,821	147,348
Loews Corp.	11,181	315,863
Marsh & McLennan Companies Inc.	15,769	382,714
MBIA Inc.(a)(b)	5,783	23,537
Mercury General Corp.	1,112	51,141
MetLife Inc.	24,352	848,911
Navigators Group Inc. (The)(a)	419	23,007
Old Republic International Corp.	7,179	85,574
PMI Group Inc. (The)	2,819	5,497
Presidential Life Corp.	667	6,597
Principal Financial Group Inc.	7,968	179,838
ProAssurance Corp.(a)	983	51,883
Progressive Corp. (The)	20,838	308,611
Protective Life Corp.	2,154	30,910
Prudential Financial Inc.	13,002	393,441
Reinsurance Group of America Inc.	2,180	93,348
RLI Corp.	526	32,170
Safety Insurance Group Inc.	566	21,542
Selective Insurance Group Inc.	1,728	39,623
StanCorp Financial Group Inc.	1,490	62,237
Stewart Information Services Corp.	652	15,315
Torchmark Corp.	2,658	118,813
Tower Group Inc.	657	18,534
Travelers Companies Inc. (The)	17,878	808,086
United Fire & Casualty Co.	650	20,195
Unitrin Inc.	1,602	25,536
Unum Group	10,084	187,562
W.R. Berkley Corp.	4,199	130,169
XL Capital Ltd. Class A	10,476	38,761
Zenith National Insurance Corp.	1,194	37,695

		8,147,715
INTERNET—1.81%
Akamai Technologies Inc.(a)	5,283	79,720
Amazon.com Inc.(a)	9,840	504,595
Avocent Corp.(a)	1,509	27,026
Blue Coat Systems Inc.(a)	1,090	9,156
Blue Nile Inc.(a)(b)	422	10,335
CyberSource Corp.(a)	2,030	24,340
DealerTrack Holdings Inc.(a)	1,389	16,515
Digital River Inc.(a)	1,230	30,504
eBay Inc.(a)	32,958	460,094
Expedia Inc.(a)	6,516	53,692
F5 Networks Inc.(a)	2,332	53,310
Google Inc. Class A(a)	7,340	2,258,151
InfoSpace Inc.	850	6,417
Interwoven Inc.(a)	1,384	17,438
j2 Global Communications Inc.(a)	1,479	29,639
Knot Inc. (The)(a)	846	7,039
McAfee Inc.(a)	4,720	163,170
NetFlix Inc.(a)(b)	1,220	36,466
NutriSystem Inc.	1,069	15,597
PCTEL Inc.	704	4,625
Perficient Inc.(a)	939	4,488

Priceline.com Inc.(a)	1,274	93,830
Stamps.com Inc.(a)	288	2,831
Symantec Corp.(a)	25,510	344,895
United Online Inc.	2,713	16,468
ValueClick Inc.(a)	2,326	15,910
VeriSign Inc.(a)	5,926	113,068
Websense Inc.(a)	1,505	22,530
Yahoo! Inc.(a)	42,556	519,183

		4,941,032
INVESTMENT COMPANIES—0.02%
American Capital Ltd.	6,318	20,470
Apollo Investment Corp.	4,413	41,085

		61,555
IRON & STEEL—0.33%
AK Steel Holding Corp.	3,376	31,464
Allegheny Technologies Inc.	3,007	76,769
Carpenter Technology Corp.	1,232	25,305
Cliffs Natural Resources Inc.	3,533	90,480
Gibraltar Industries Inc.	940	11,224
Nucor Corp.	9,584	442,781
Olympic Steel Inc.	279	5,683
Reliance Steel & Aluminum Co.	2,018	40,239
Steel Dynamics Inc.	5,168	57,778
United States Steel Corp.	3,493	129,940

		911,663
LEISURE TIME—0.21%
Arctic Cat Inc.	390	1,868
Brunswick Corp.	2,956	12,445
Callaway Golf Co.	2,166	20,122
Carnival Corp.	13,511	328,588
Harley-Davidson Inc.	6,990	118,620
Interval Leisure Group Inc.(a)	1,208	6,511
Life Time Fitness Inc.(a)(b)	988	12,795
Multimedia Games Inc.(a)	850	2,023
Nautilus Inc.(a)	1,057	2,336
Polaris Industries Inc.	1,057	30,283
WMS Industries Inc.(a)	1,625	43,712

		579,303
LODGING—0.15%
Boyd Gaming Corp.(b)	1,898	8,978
Marcus Corp.	704	11,426
Marriott International Inc. Class A	8,882	172,755
Monarch Casino & Resort Inc.(a)	306	3,565
Starwood Hotels & Resorts Worldwide Inc.	5,764	103,176
Wyndham Worldwide Corp.	5,522	36,169
Wynn Resorts Ltd.(a)(b)	1,885	79,660

		415,729
MACHINERY—0.89%
AGCO Corp.(a)	2,854	67,326
Albany International Corp. Class A	694	8,911
Applied Industrial Technologies Inc.	1,117	21,134
Astec Industries Inc.(a)(b)	552	17,294
Briggs & Stratton Corp.(b)	1,643	28,900
Bucyrus International Inc.	2,283	42,281
Cascade Corp.	307	9,167

Caterpillar Inc.	18,457	824,474
Cognex Corp.	1,079	15,969
Cummins Inc.	6,250	167,062
Deere & Co.	13,125	502,950
Flowserve Corp.	1,751	90,177
Gardner Denver Inc.(a)	1,648	38,464
Gerber Scientific Inc.(a)	808	4,129
Graco Inc.	1,876	44,517
IDEX Corp.	2,455	59,288
Intermec Inc.(a)	1,488	19,761
Intevac Inc.(a)	665	3,372
Joy Global Inc.	3,276	74,988
Lindsay Corp.(b)	386	12,271
Manitowoc Co. Inc. (The)	4,087	35,393
Nordson Corp.	1,080	34,873
Robbins & Myers Inc.	984	15,911
Rockwell Automation Inc.	4,290	138,310
Terex Corp.(a)	2,878	49,847
Wabtec Corp.	1,531	60,857
Zebra Technologies Corp. Class A(a)	1,910	38,697

		2,426,323
MANUFACTURING—4.00%
A.O. Smith Corp.	670	19,778
Actuant Corp. Class A	1,724	32,790
Acuity Brands Inc.	1,230	42,939
AptarGroup Inc.	2,142	75,484
Barnes Group Inc.	1,469	21,301
Brink’s Co. (The)	1,236	33,224
Carlisle Companies Inc.	1,895	39,227
Ceradyne Inc.(a)	810	16,451
CLARCOR Inc.	1,473	48,874
Cooper Industries Ltd.	5,231	152,902
Crane Co.	1,577	27,187
Danaher Corp.	7,836	443,596
Donaldson Co. Inc.	2,390	80,424
Dover Corp.	5,661	186,360
Eastman Kodak Co.	7,863	51,739
Eaton Corp.	5,028	249,942
EnPro Industries Inc.(a)	667	14,367
Federal Signal Corp.	1,596	13,103
General Electric Co.	322,241	5,220,304
Griffon Corp.(a)	1,591	14,844
Harsco Corp.	2,657	73,546
Honeywell International Inc.	22,289	731,748
Illinois Tool Works Inc.	12,075	423,229
Ingersoll-Rand Co. Ltd. Class A	9,633	167,133
ITT Industries Inc.	5,517	253,727
Lancaster Colony Corp.	534	18,316
Leggett & Platt Inc.	4,640	70,482
Lydall Inc.(a)	430	2,473
Matthews International Corp. Class A	914	33,526
Myers Industries Inc.	970	7,760
Pall Corp.	3,661	104,082
Parker Hannifin Corp.	4,907	208,744
Pentair Inc.	3,114	73,708
Roper Industries Inc.	2,726	118,336
SPX Corp.	1,650	66,908
Standex International Corp.	389	7,718
Sturm, Ruger & Co. Inc.(a)	970	5,791

Teleflex Inc.	1,224	61,322
Textron Inc.	7,279	100,960
3M Co.	21,272	1,223,990
Tredegar Corp.	683	12,417
Trinity Industries Inc.	2,462	38,801
Tyco International Ltd.	14,409	311,234

		10,900,787
MEDIA—2.19%
A.H. Belo Corp. Class A	544	1,186
Belo Corp. Class A	2,718	4,240
CBS Corp. Class B	21,044	172,350
Comcast Corp. Class A	88,382	1,491,888
DIRECTV Group Inc. (The)(a)	16,641	381,245
E.W. Scripps Co. (The) Class A	952	2,104
4Kids Entertainment Inc.(a)	392	768
Gannett Co. Inc.	6,918	55,344
John Wiley & Sons Inc. Class A	1,364	48,531
McGraw-Hill Companies Inc. (The)	9,692	224,757
Meredith Corp.	986	16,880
New York Times Co. (The) Class A(b)	3,263	23,918
News Corp. Class A	70,716	642,808
Scholastic Corp.	942	12,792
Scripps Networks Interactive Inc. Class A	2,670	58,740
Time Warner Inc.	109,991	1,106,509
Viacom Inc. Class B(a)	18,799	358,309
Walt Disney Co. (The)	56,811	1,289,042
Washington Post Co. (The) Class B	183	71,416

		5,962,827
METAL FABRICATE & HARDWARE—0.18%
A.M. Castle & Co.	389	4,213
CIRCOR International Inc.	524	14,410
Commercial Metals Co.	3,417	40,560
Kaydon Corp.	975	33,491
Lawson Products Inc.	148	3,382
Mueller Industries Inc.	1,213	30,422
Precision Castparts Corp.	4,298	255,645
Timken Co. (The)	2,472	48,525
Valmont Industries Inc.	553	33,932
Worthington Industries Inc.	1,847	20,354

		484,934
MINING—0.53%
Alcoa Inc.	24,738	278,550
AMCOL International Corp.	690	14,456
Brush Engineered Materials Inc.(a)	652	8,293
Century Aluminum Co.(a)	1,099	10,990
Freeport-McMoRan Copper & Gold Inc.	11,652	284,775
Newmont Mining Corp.	13,902	565,811
RTI International Metals Inc.(a)	696	9,960
Titanium Metals Corp.	2,868	25,267
Vulcan Materials Co.(b)	3,376	234,902

		1,433,004
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	834	6,814

		6,814

OFFICE & BUSINESS EQUIPMENT—0.14%
Pitney Bowes Inc.	6,384	162,664
Xerox Corp.	26,749	213,190

		375,854
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	1,731	22,555
HNI Corp.(b)	1,224	19,388
Interface Inc. Class A	1,643	7,624

		49,567
OIL & GAS—10.56%
Anadarko Petroleum Corp.	14,085	542,977
Apache Corp.	10,298	767,510
Atwood Oceanics Inc.(a)	1,714	26,190
Bill Barrett Corp.(a)	1,051	22,208
Cabot Oil & Gas Corp.	3,257	84,682
Chesapeake Energy Corp.	16,524	267,193
Chevron Corp.	62,336	4,610,994
Cimarex Energy Co.	2,588	69,307
Comstock Resources Inc.(a)	1,393	65,819
ConocoPhillips	45,758	2,370,264
Denbury Resources Inc.(a)	7,664	83,691
Devon Energy Corp.	13,544	889,976
Encore Acquisition Co.(a)	1,644	41,955
ENSCO International Inc.	4,417	125,399
EOG Resources Inc.	7,634	508,272
Exxon Mobil Corp.	156,059	12,458,190
Forest Oil Corp.(a)	2,994	49,371
Frontier Oil Corp.	3,111	39,292
Helmerich & Payne Inc.	3,258	74,120
Hess Corp.	8,722	467,848
Holly Corp.	1,245	22,696
Marathon Oil Corp.	21,563	589,964
Mariner Energy Inc.(a)	2,686	27,397
Murphy Oil Corp.	5,844	259,181
Nabors Industries Ltd.(a)	8,676	103,852
Newfield Exploration Co.(a)	4,084	80,659
Noble Corp.	8,052	177,869
Noble Energy Inc.	5,299	260,817
Occidental Petroleum Corp.	24,854	1,490,991
Patterson-UTI Energy Inc.	4,862	55,962
Penn Virginia Corp.	1,241	32,241
Petroleum Development Corp.(a)	531	12,781
PetroQuest Energy Inc.(a)	1,373	9,281
Pioneer Drilling Co.(a)	1,601	8,918
Pioneer Natural Resources Co.	3,658	59,186
Plains Exploration & Production Co.(a)	3,273	76,065
Pride International Inc.(a)	5,447	87,043
Quicksilver Resources Inc.(a)	3,512	19,562
Range Resources Corp.	4,803	165,175
Rowan Companies Inc.	3,467	55,125
Southwestern Energy Co.(a)	10,539	305,315
St. Mary Land & Exploration Co.	1,905	38,691
Stone Energy Corp.(a)	1,067	11,758
Sunoco Inc.	3,542	153,935
Swift Energy Co.(a)	931	15,650
Tesoro Corp.	4,355	57,355
Unit Corp.(a)	1,472	39,332
Valero Energy Corp.	15,783	341,544
XTO Energy Inc.	17,700	624,279

		28,747,882

OIL & GAS SERVICES—1.39%
Baker Hughes Inc.	9,499	304,633
Basic Energy Services Inc.(a)	700	9,128
BJ Services Co.	9,029	105,368
Cameron International Corp.(a)	6,707	137,494
CARBO Ceramics Inc.	661	23,485
Dril-Quip Inc.(a)	918	18,828
Exterran Holdings Inc.(a)	2,036	43,367
FMC Technologies Inc.(a)	3,938	93,843
Gulf Island Fabrication Inc.	374	5,389
Halliburton Co.	27,450	499,041
Helix Energy Solutions Group Inc.(a)	2,862	20,721
Hornbeck Offshore Services Inc.(a)	795	12,990
ION Geophysical Corp.(a)	2,819	9,669
Lufkin Industries Inc.	511	17,630
Matrix Service Co.(a)	713	5,469
NATCO Group Inc. Class A(a)	549	8,334
National Oilwell Varco Inc.(a)	12,877	314,714
Oceaneering International Inc.(a)	1,656	48,256
Oil States International Inc.(a)	1,498	27,998
Schlumberger Ltd.	36,712	1,554,019
SEACOR Holdings Inc.(a)	575	38,324
Smith International Inc.	6,732	154,095
Superior Energy Services Inc.(a)	2,522	40,175
Superior Well Services Inc.(a)	520	5,200
Tetra Technologies Inc.(a)	2,190	10,643
Tidewater Inc.	1,523	61,331
Weatherford International Ltd.(a)	20,935	226,517

		3,796,661
PACKAGING & CONTAINERS—0.24%
Ball Corp.	2,857	118,823
Bemis Co. Inc.	3,134	74,213
Greif Inc. Class A	977	32,661
Owens-Illinois Inc.(a)	5,124	140,039
Packaging Corp. of America	3,253	43,785
Pactiv Corp.(a)	3,930	97,778
Sealed Air Corp.	4,958	74,073
Sonoco Products Co.	3,101	71,819

		653,191
PHARMACEUTICALS—6.65%
Abbott Laboratories	47,623	2,541,640
Allergan Inc.	9,487	382,516
AmerisourceBergen Corp.	4,830	172,238
Bristol-Myers Squibb Co.	60,757	1,412,600
Cardinal Health Inc.	11,046	380,756
Catalyst Health Solutions Inc.(a)	1,226	29,853
Cephalon Inc.(a)(b)	2,121	163,402
Cubist Pharmaceuticals Inc.(a)	1,793	43,319
Eli Lilly and Co.	30,703	1,236,410
Endo Pharmaceuticals Holdings Inc.(a)	3,508	90,787
Express Scripts Inc.(a)	7,605	418,123
Forest Laboratories Inc.(a)	9,322	237,431
Gilead Sciences Inc.(a)	28,233	1,443,836
Hospira Inc.(a)	4,885	131,016
King Pharmaceuticals Inc.(a)	7,593	80,638
Mannatech Inc.(b)	519	1,272

Medco Health Solutions Inc.(a)	15,317	641,935
Medicis Pharmaceutical Corp. Class A	1,748	24,297
Merck & Co. Inc.	64,893	1,972,747
Mylan Inc.(a)(b)	9,442	93,381
NBTY Inc.(a)	1,756	27,481
Noven Pharmaceuticals Inc.(a)	808	8,888
Omnicare Inc.	3,282	91,108
Par Pharmaceutical Companies Inc.(a)	1,111	14,899
Perrigo Co.	2,459	79,450
PetMed Express Inc.(a)	711	12,535
Pfizer Inc.	206,873	3,663,721
PharMerica Corp.(a)	844	13,225
Salix Pharmaceuticals Ltd.(a)	1,511	13,342
Schering-Plough Corp.	49,891	849,644
Sepracor Inc.(a)	3,413	37,475
Theragenics Corp.(a)	1,074	1,257
United Therapeutics Corp.(a)	693	43,347
Valeant Pharmaceuticals International(a)(b)	2,555	58,510
VCA Antech Inc.(a)	2,580	51,290
ViroPharma Inc.(a)	2,211	28,787
Watson Pharmaceuticals Inc.(a)	3,141	83,456
Wyeth	40,868	1,532,959

		18,109,571
PIPELINES—0.44%
El Paso Corp.	21,696	169,880
Equitable Resources Inc.	4,084	137,018
National Fuel Gas Co.	2,457	76,978
ONEOK Inc.	3,291	95,834
Questar Corp.	5,362	175,284
Spectra Energy Corp.	18,604	292,827
Williams Companies Inc. (The)	17,772	257,339

		1,205,160
REAL ESTATE—0.02%
CB Richard Ellis Group Inc. Class A(a)	6,792	29,341
Forestar Group Inc.(a)	1,111	10,577
Jones Lang LaSalle Inc.	975	27,008

		66,926
REAL ESTATE INVESTMENT TRUSTS—1.50%
Acadia Realty Trust	974	13,899
Alexandria Real Estate Equities Inc.	983	59,314
AMB Property Corp.	3,072	71,946
Apartment Investment and Management Co. Class A	3,256	37,607
AvalonBay Communities Inc.	2,404	145,634
BioMed Realty Trust Inc.	2,382	27,917
Boston Properties Inc.	3,667	201,685
BRE Properties Inc. Class A	1,629	45,579
Camden Property Trust	1,617	50,677
Cedar Shopping Centers Inc.	1,364	9,657
Colonial Properties Trust	1,465	12,203
Cousins Properties Inc.	707	9,792
Developers Diversified Realty Corp.	3,736	18,232
DiamondRock Hospitality Co.	3,011	15,266
Duke Realty Corp.	4,420	48,443
EastGroup Properties Inc.	701	24,942
Entertainment Properties Trust	977	29,115
Equity One Inc.(b)	1,103	19,523

Equity Residential	8,425	251,234
Essex Property Trust Inc.	831	63,779
Extra Space Storage Inc.	2,597	26,801
Federal Realty Investment Trust	1,795	111,434
Franklin Street Properties Corp.	1,815	26,771
HCP Inc.	7,671	213,024
Health Care REIT Inc.	3,147	132,803
Highwoods Properties Inc.	1,829	50,041
Home Properties Inc.	923	37,474
Hospitality Properties Trust	2,683	39,896
Host Hotels & Resorts Inc.	15,903	120,386
Inland Real Estate Corp.	1,940	25,181
Kilroy Realty Corp.	975	32,624
Kimco Realty Corp.	6,897	126,077
Kite Realty Group Trust	918	5,104
LaSalle Hotel Properties	1,229	13,580
Lexington Realty Trust	2,060	10,300
Liberty Property Trust(b)	3,107	70,933
LTC Properties Inc.	663	13,446
Macerich Co. (The)	2,276	41,332
Mack-Cali Realty Corp.	2,062	50,519
Medical Properties Trust Inc.	2,318	14,627
Mid-America Apartment Communities Inc.	916	34,039
National Retail Properties Inc.(b)	2,296	39,468
Nationwide Health Properties Inc.	3,077	88,371
Omega Healthcare Investors Inc.	2,526	40,340
Parkway Properties Inc.	429	7,722
Pennsylvania Real Estate Investment Trust	1,134	8,448
Post Properties Inc.	1,346	22,209
ProLogis	8,003	111,162
PS Business Parks Inc.	402	17,953
Public Storage	3,813	303,134
Realty Income Corp.(b)	3,197	74,011
Regency Centers Corp.	2,157	100,732
Senior Housing Properties Trust	3,553	63,670
Simon Property Group Inc.	6,941	368,775
SL Green Realty Corp.	1,762	45,636
Sovran Self Storage Inc.	729	26,244
Tanger Factory Outlet Centers Inc.	937	35,250
UDR Inc.	4,136	57,035
Urstadt Biddle Properties Inc. Class A	655	10,434
Vornado Realty Trust	4,171	251,720
Weingarten Realty Investors(b)	2,441	50,504

		4,075,654
RETAIL—6.37%
Abercrombie & Fitch Co. Class A	2,557	58,990
Advance Auto Parts Inc.	2,832	95,297
Aeropostale Inc.(a)(b)	2,145	34,535
American Eagle Outfitters Inc.	6,570	61,495
AnnTaylor Stores Corp.(a)	1,872	10,801
AutoNation Inc.(a)(b)	3,072	30,351
AutoZone Inc.(a)	1,188	165,690
Barnes & Noble Inc.(b)	985	14,775
Bed Bath & Beyond Inc.(a)	7,958	202,292
Best Buy Co. Inc.	10,389	292,035
Big 5 Sporting Goods Corp.	699	3,642
Big Lots Inc.(a)(b)	2,571	37,254
BJ’s Wholesale Club Inc.(a)(b)	1,880	64,409
Bob Evans Farms Inc.	1,064	21,738

Brinker International Inc.	3,125	32,938
Brown Shoe Co. Inc.	1,332	11,282
Buckle Inc. (The)	675	14,729
Buffalo Wild Wings Inc.(a)	514	13,184
Cabela’s Inc. Class A(a)(b)	1,237	7,212
California Pizza Kitchen Inc.(a)	916	9,820
CarMax Inc.(a)	6,425	50,629
Casey’s General Stores Inc.	1,635	37,229
Cash America International Inc.	948	25,928
Cato Corp. Class A	976	14,738
CEC Entertainment Inc.(a)	588	14,259
Charlotte Russe Holding Inc.(a)	805	5,224
Cheesecake Factory Inc. (The)(a)	2,027	20,473
Chico’s FAS Inc.(a)	5,575	23,304
Children’s Place Retail Stores Inc. (The)(a)	691	14,981
Chipotle Mexican Grill Inc. Class A(a)(b)	1,049	65,017
Christopher & Banks Corp.	1,115	6,244
CKE Restaurants Inc.	1,374	11,926
Coldwater Creek Inc.(a)	1,882	5,364
Collective Brands Inc.(a)	2,153	25,233
Copart Inc.(a)	1,923	52,286
Costco Wholesale Corp.	13,247	695,468
Cracker Barrel Old Country Store Inc.(b)	786	16,184
CVS Caremark Corp.	44,083	1,266,945
Darden Restaurants Inc.	4,322	121,794
Dick’s Sporting Goods Inc.(a)(b)	2,689	37,942
DineEquity Inc.(b)	398	4,601
Dollar Tree Inc.(a)	2,717	113,571
Dress Barn Inc.(a)	1,496	16,067
Family Dollar Stores Inc.	4,336	113,040
Finish Line Inc. (The) Class A	1,633	9,145
First Cash Financial Services Inc.(a)	838	15,972
Foot Locker Inc.	4,876	35,790
Fred’s Inc.	1,253	13,482
GameStop Corp. Class A(a)	5,086	110,163
Gap Inc. (The)	14,344	192,066
Genesco Inc.(a)	659	11,150
Group 1 Automotive Inc.	697	7,507
Haverty Furniture Companies Inc.	808	7,539
Hibbett Sports Inc.(a)	704	11,060
Home Depot Inc.	52,030	1,197,731
Hot Topic Inc.(a)	1,473	13,655
HSN Inc.(a)	1,208	8,782
Insight Enterprises Inc.(a)	1,605	11,075
J. Crew Group Inc.(a)	1,611	19,654
J.C. Penney Co. Inc.	6,678	131,557
Jack in the Box Inc.(a)	1,657	36,603
Jo-Ann Stores Inc.(a)	706	10,936
Jos. A. Bank Clothiers Inc.(a)	512	13,389
Kohl’s Corp.(a)	9,280	335,936
Landry’s Restaurants Inc.	554	6,426
Limited Brands Inc.	8,077	81,093
Lithia Motors Inc. Class A	444	1,447
Lowe’s Companies Inc.	44,978	967,927
Macy’s Inc.	12,613	130,545
MarineMax Inc.(a)	522	1,770
McDonald’s Corp.	34,204	2,127,147
Men’s Wearhouse Inc. (The)	1,653	22,382
Movado Group Inc.	656	6,160
MSC Industrial Direct Co. Inc. Class A	1,344	49,500

99 Cents Only Stores(a)	1,605	17,543
Nordstrom Inc.	4,760	63,356
O’Charley’s Inc.	668	1,336
Office Depot Inc.(a)	8,868	26,427
OfficeMax Inc.	2,297	17,549
O’Reilly Automotive Inc.(a)	4,156	127,755
P.F. Chang’s China Bistro Inc.(a)	810	16,961
Pacific Sunwear of California Inc.(a)	2,336	3,714
Panera Bread Co. Class A(a)(b)	972	50,777
Papa John’s International Inc.(a)	701	12,919
Pep Boys - Manny, Moe & Jack (The)	1,923	7,942
PetSmart Inc.	3,951	72,896
RadioShack Corp.	3,764	44,942
Red Robin Gourmet Burgers Inc.(a)	523	8,802
Regis Corp.	1,442	20,952
Ross Stores Inc.	3,956	117,612
Ruby Tuesday Inc.(a)	1,782	2,780
Ruth’s Hospitality Group Inc.(a)	444	613
Saks Inc.(a)(b)	4,059	17,778
School Specialty Inc.(a)	402	7,686
Sears Holdings Corp.(a)(b)	1,724	67,012
Sonic Automotive Inc.	975	3,881
Sonic Corp.(a)	1,923	23,403
Stage Stores Inc.	1,329	10,964
Staples Inc.	21,921	392,824
Starbucks Corp.(a)	22,450	212,377
Steak n Shake Co. (The)(a)	850	5,058
Stein Mart Inc.(a)	830	938
Target Corp.	23,041	795,606
Texas Roadhouse Inc. Class A(a)	1,656	12,834
Tiffany & Co.	3,883	91,755
TJX Companies Inc. (The)	12,827	263,851
Tractor Supply Co.(a)(b)	1,033	37,333
Tuesday Morning Corp.(a)	834	1,359
Tween Brands Inc.(a)	566	2,445
Under Armour Inc. Class A(a)(b)	1,118	26,653
Urban Outfitters Inc.(a)	3,513	52,625
Walgreen Co.	30,378	749,425
Wal-Mart Stores Inc.	68,596	3,845,492
Wendy’s/Arby’s Group Inc. Class A	12,381	61,162
Williams-Sonoma Inc.	2,710	21,301
World Fuel Services Corp.	849	31,413
Yum! Brands Inc.	14,175	446,513
Zale Corp.(a)(b)	1,095	3,646
Zumiez Inc.(a)	560	4,172

		17,332,887
SAVINGS & LOANS—0.30%
Anchor BanCorp Wisconsin Inc.	656	1,811
Astoria Financial Corp.	2,319	38,217
BankAtlantic Bancorp Inc. Class A(b)	284	1,647
Brookline Bancorp Inc.	1,921	20,459
Dime Community Bancshares Inc.	839	11,159
First Niagara Financial Group Inc.	3,472	56,142
Flagstar Bancorp Inc.(a)(b)	1,077	765
Guaranty Financial Group Inc.(a)(b)	4,126	10,769
Hudson City Bancorp Inc.	16,158	257,882
New York Community Bancorp Inc.	10,649	127,362
People’s United Financial Inc.	10,560	188,285
Sovereign Bancorp Inc.(a)	16,434	48,973

Washington Federal Inc.	2,716	40,631

		804,102
SEMICONDUCTORS—2.15%
Actel Corp.(a)	807	9,458
Advanced Micro Devices Inc.(a)	18,936	40,902
Altera Corp.	9,047	151,175
Analog Devices Inc.	8,943	170,096
Applied Materials Inc.	41,309	418,460
Atmel Corp.(a)	14,368	44,972
ATMI Inc.(a)	921	14,211
Axcelis Technologies Inc.(a)	3,242	1,653
Broadcom Corp. Class A(a)	13,634	231,369
Brooks Automation Inc.(a)	1,629	9,464
Cabot Microelectronics Corp.(a)	810	21,117
Cohu Inc.	669	8,128
Cree Inc.(a)	2,830	44,912
Cypress Semiconductor Corp.(a)	4,694	20,982
Diodes Inc.(a)	926	5,612
DSP Group Inc.(a)	852	6,833
Exar Corp.(a)	916	6,110
Fairchild Semiconductor International Inc. Class A(a)	3,774	18,455
Hittite Microwave Corp.(a)	573	16,881
Integrated Device Technology Inc.(a)	5,173	29,021
Intel Corp.	170,714	2,502,667
International Rectifier Corp.(a)	2,252	30,402
Intersil Corp. Class A	3,786	34,793
KLA-Tencor Corp.	5,167	112,589
Kopin Corp.(a)	2,069	4,221
Kulicke and Soffa Industries Inc.(a)	1,607	2,732
Lam Research Corp.(a)	3,931	83,652
Linear Technology Corp.	6,698	148,160
LSI Corp.(a)	19,402	63,833
MEMC Electronic Materials Inc.(a)	7,017	100,203
Micrel Inc.	1,791	13,092
Microchip Technology Inc.	5,689	111,106
Micron Technology Inc.(a)	22,796	60,181
Microsemi Corp.(a)	2,673	33,787
MKS Instruments Inc.(a)	1,328	19,641
National Semiconductor Corp.	5,829	58,698
Novellus Systems Inc.(a)	3,121	38,513
NVIDIA Corp.(a)	16,311	131,630
Pericom Semiconductor Corp.(a)	970	5,316
QLogic Corp.(a)	3,751	50,413
Rudolph Technologies Inc.(a)	702	2,478
Semtech Corp.(a)	1,646	18,550
Silicon Laboratories Inc.(a)	1,462	36,228
Skyworks Solutions Inc.(a)(b)	5,131	28,426
Standard Microsystems Corp.(a)	652	10,654
Supertex Inc.(a)	416	9,988
Teradyne Inc.(a)	5,419	22,868
Texas Instruments Inc.	39,883	618,984
TriQuint Semiconductor Inc.(a)	4,421	15,208
Ultratech Inc.(a)	710	8,492
Varian Semiconductor Equipment Associates Inc.(a)	2,193	39,737
Veeco Instruments Inc.(a)	943	5,979
Xilinx Inc.	8,534	152,076

		5,845,108

SOFTWARE—4.04%
ACI Worldwide Inc.(a)	1,216	19,334
Acxiom Corp.	2,315	18,775
Adobe Systems Inc.(a)	16,186	344,600
Advent Software Inc.(a)	568	11,343
ANSYS Inc.(a)	2,818	78,594
Autodesk Inc.(a)	6,906	135,703
Automatic Data Processing Inc.	15,524	610,714
Avid Technology Inc.(a)	836	9,121
Blackbaud Inc.	1,375	18,563
BMC Software Inc.(a)	5,706	153,548
Broadridge Financial Solutions Inc.	4,333	54,336
CA Inc.	11,954	221,508
Cerner Corp.(a)	2,150	82,668
Citrix Systems Inc.(a)	5,655	133,288
Compuware Corp.(a)	7,924	53,487
Concur Technologies Inc.(a)	1,226	40,237
CSG Systems International Inc.(a)	1,209	21,121
Digi International Inc.(a)	704	5,709
Dun & Bradstreet Corp. (The)	1,641	126,685
Eclipsys Corp.(a)	1,654	23,470
Electronic Arts Inc.(a)	9,836	157,769
Epicor Software Corp.(a)	1,773	8,510
EPIQ Systems Inc.(a)	1,200	20,052
Fair Isaac Corp.	1,618	27,279
Fidelity National Information Services Inc.	5,791	94,220
Fiserv Inc.(a)	4,873	177,231
Global Payments Inc.	2,439	79,975
IMS Health Inc.	5,748	87,140
Informatica Corp.(a)	2,725	37,414
Intuit Inc.(a)	9,730	231,477
JDA Software Group Inc.(a)	931	12,224
ManTech International Corp. Class A(a)	681	36,903
MasterCard Inc. Class A	2,215	316,590
Metavante Technologies Inc.(a)	2,825	45,511
Microsoft Corp.	234,709	4,562,743
Novell Inc.(a)	10,708	41,654
Omnicell Inc.(a)	1,084	13,236
Oracle Corp.(a)	120,235	2,131,767
Parametric Technology Corp.(a)	3,529	44,642
Paychex Inc.	9,873	259,462
Phase Forward Inc.(a)	1,346	16,852
Phoenix Technologies Ltd.(a)	851	2,979
Progress Software Corp.(a)	1,325	25,520
Quality Systems Inc.(b)	528	23,031
Salesforce.com Inc.(a)	3,209	102,720
SEI Investments Co.	3,938	61,866
Smith Micro Software Inc.(a)	697	3,875
SPSS Inc.(a)	565	15,232
Sybase Inc.(a)	2,556	63,312
SYNNEX Corp.(a)	532	6,028
Take-Two Interactive Software Inc.	2,255	17,048
Taleo Corp. Class A(a)	945	7,399
THQ Inc.(a)	2,031	8,510
Total System Services Inc.	5,969	83,566
Wind River Systems Inc.(a)	1,776	16,037

		11,002,578

STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	988	14,247

		14,247
TELECOMMUNICATIONS—5.83%
Adaptec Inc.(a)	3,613	11,923
ADC Telecommunications Inc.(a)(b)	3,635	19,883
ADTRAN Inc.	1,785	26,561
American Tower Corp. Class A(a)	12,206	357,880
Anixter International Inc.(a)(b)	930	28,012
Applied Signal Technology Inc.	381	6,835
ARRIS Group Inc.(a)	4,048	32,182
AT&T Inc.	180,797	5,152,715
Black Box Corp.	561	14,653
CenturyTel Inc.	3,094	84,559
Ciena Corp.(a)	2,838	19,015
Cincinnati Bell Inc.(a)	7,970	15,382
Cisco Systems Inc.(a)	179,706	2,929,208
CommScope Inc.(a)	2,163	33,613
Comtech Telecommunications Corp.(a)	803	36,793
Corning Inc.	47,492	452,599
Embarq Corp.	4,334	155,851
EMS Technologies Inc.(a)	488	12,625
FairPoint Communications Inc.(b)	2,450	8,036
Frontier Communications Corp.	9,257	80,906
General Communication Inc. Class A(a)	1,472	11,908
Harmonic Inc.(a)	3,250	18,233
Harris Corp.	4,158	158,212
JDS Uniphase Corp.(a)	6,220	22,703
Juniper Networks Inc.(a)	16,164	283,032
Motorola Inc.	69,623	308,430
NETGEAR Inc.(a)	1,076	12,277
Network Equipment Technologies Inc.(a)	851	2,451
NeuStar Inc. Class A(a)	2,318	44,343
Newport Corp.(a)	1,233	8,360
Novatel Wireless Inc.(a)	944	4,380
Plantronics Inc.	1,392	18,374
Polycom Inc.(a)	2,659	35,923
QUALCOMM Inc.	50,806	1,820,379
Qwest Communications International Inc.	44,398	161,609
RF Micro Devices Inc.(a)	8,644	6,742
Sprint Nextel Corp.(a)	86,370	158,057
Symmetricom Inc.(a)	1,607	6,348
Tekelec(a)	2,028	27,054
Telephone and Data Systems Inc.	3,238	102,807
Tellabs Inc.(a)	12,009	49,477
3Com Corp.(a)	12,550	28,614
Tollgrade Communications Inc.(a)	387	1,850
Verizon Communications Inc.	87,184	2,955,538
Viasat Inc.(a)	715	17,217
Windstream Corp.	13,338	122,710

		15,866,259
TEXTILES—0.07%
Cintas Corp.	4,138	96,126
G&K Services Inc. Class A	510	10,312
Mohawk Industries Inc.(a)	1,775	76,272
UniFirst Corp.	426	12,648

		195,358

TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	3,793	110,642
JAKKS Pacific Inc.(a)(b)	829	17,102
Marvel Entertainment Inc.(a)	1,513	46,525
Mattel Inc.	10,914	174,624
RC2 Corp.(a)	649	6,925

		355,818
TRANSPORTATION—2.10%
Alexander & Baldwin Inc.	1,225	30,699
Arkansas Best Corp.(b)	812	24,449
Bristow Group Inc.(a)	936	25,075
Burlington Northern Santa Fe Corp.	8,616	652,317
C.H. Robinson Worldwide Inc.	5,143	283,019
Con-way Inc.	1,307	34,766
CSX Corp.	12,102	392,952
Expeditors International Washington Inc.	6,433	214,026
FedEx Corp.	9,553	612,825
Forward Air Corp.	969	23,518
Heartland Express Inc.	1,872	29,503
Hub Group Inc. Class A(a)	1,235	32,765
J.B. Hunt Transport Services Inc.	2,434	63,941
Kansas City Southern Industries Inc.(a)	2,803	53,397
Kirby Corp.(a)	1,635	44,734
Knight Transportation Inc.	1,879	30,289
Landstar System Inc.	1,631	62,679
Norfolk Southern Corp.	11,339	533,500
Old Dominion Freight Line Inc.(a)	936	26,639
Overseas Shipholding Group Inc.	829	34,909
Ryder System Inc.	1,771	68,679
Union Pacific Corp.	15,526	742,143
United Parcel Service Inc. Class B	30,542	1,684,697
Werner Enterprises Inc.	1,201	20,825
YRC Worldwide Inc.(a)	1,781	5,111

		5,727,457
TRUCKING & LEASING—0.02%
GATX Corp.	1,415	43,823

		43,823
WATER—0.04%
American States Water Co.	532	17,545
Aqua America Inc.	4,058	83,554

		101,099

TOTAL COMMON STOCKS
(Cost: $368,075,489)		271,696,310

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.04%

MONEY MARKET FUNDS—1.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	2,215,787	2,215,787

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	313,343	313,343
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	308,137	308,137

		2,837,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,837,267)		2,837,267

TOTAL INVESTMENTS IN SECURITIES—100.82%
(Cost: $370,912,756)		274,533,577
Other Assets, Less Liabilities—(0.82)%		(2,228,212)

NET ASSETS—100.00%		$272,305,365

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.72%

ADVERTISING—0.13%
Interpublic Group of Companies Inc. (The)(a)(b)	942,188	$3,731,064
Omnicom Group Inc.	615,917	16,580,486

		20,311,550
AEROSPACE & DEFENSE—2.38%
Boeing Co. (The)	1,454,128	62,047,642
General Dynamics Corp.	773,556	44,549,090
Goodrich Corp.	244,724	9,059,682
L-3 Communications Holdings Inc.	236,610	17,457,086
Lockheed Martin Corp.	660,629	55,545,686
Northrop Grumman Corp.	648,733	29,218,934
Raytheon Co.	821,612	41,935,076
Rockwell Collins Inc.	314,673	12,300,568
United Technologies Corp.	1,886,266	101,103,858

		373,217,622
AGRICULTURE—2.57%
Altria Group Inc.	4,088,350	61,570,551
Archer-Daniels-Midland Co.	1,272,843	36,696,064
Lorillard Inc.	333,208	18,776,271
Monsanto Co.	1,087,247	76,487,826
Philip Morris International Inc.	4,014,221	174,658,756
Reynolds American Inc.	335,989	13,543,717
UST Inc.	294,223	20,413,192

		402,146,377
AIRLINES—0.08%
Southwest Airlines Co.	1,467,278	12,647,936

		12,647,936
APPAREL—0.44%
Coach Inc.(a)	647,459	13,447,723
Jones Apparel Group Inc.	165,827	971,746
Nike Inc. Class B(b)	778,480	39,702,480
Polo Ralph Lauren Corp.(b)	111,852	5,079,199
VF Corp.	174,350	9,549,150

		68,750,298
AUTO MANUFACTURERS—0.23%
Ford Motor Co.(a)(b)	4,743,444	10,862,487
General Motors Corp.(b)	1,210,667	3,874,134
PACCAR Inc.	718,973	20,562,628

		35,299,249
AUTO PARTS & EQUIPMENT—0.16%
Goodyear Tire & Rubber Co. (The)(a)	476,874	2,846,938
Johnson Controls Inc.	1,178,077	21,393,878

		24,240,816

BANKS—5.12%
Bank of America Corp.	12,686,929	178,631,960
Bank of New York Mellon Corp. (The)	2,277,063	64,509,195
BB&T Corp.	1,096,140	30,100,004
Comerica Inc.	299,558	5,946,226
Discover Financial Services LLC	952,618	9,078,450
Fifth Third Bancorp	1,146,353	9,468,876
First Horizon National Corp.(b)	406,834	4,300,235
Huntington Bancshares Inc.(b)	724,161	5,547,073
KeyCorp	982,370	8,369,792
M&T Bank Corp.	152,930	8,779,711
Marshall & Ilsley Corp.	516,433	7,044,146
Northern Trust Corp.	442,285	23,060,740
PNC Financial Services Group Inc. (The)	849,174	41,609,526
Regions Financial Corp.	1,375,231	10,946,839
State Street Corp.	857,101	33,709,782
SunTrust Banks Inc.	701,987	20,736,696
U.S. Bancorp	3,481,530	87,073,065
Wells Fargo & Co.	8,373,546	246,852,136
Zions Bancorporation	227,970	5,587,545

		801,351,997
BEVERAGES—2.55%
Brown-Forman Corp. Class B	194,604	10,020,160
Coca-Cola Co. (The)	3,947,993	178,725,643
Coca-Cola Enterprises Inc.	628,912	7,565,811
Constellation Brands Inc. Class A(a)	387,165	6,105,592
Dr. Pepper Snapple Group Inc.(a)	503,801	8,186,766
Molson Coors Brewing Co. Class B	294,848	14,423,964
Pepsi Bottling Group Inc.	268,651	6,047,334
PepsiCo Inc.	3,081,793	168,789,803

		399,865,073
BIOTECHNOLOGY—1.59%
Amgen Inc.(a)	2,102,362	121,411,406
Biogen Idec Inc.(a)	578,750	27,565,863
Celgene Corp.(a)	909,160	50,258,365
Genzyme Corp.(a)	536,779	35,626,022
Life Technologies Corp.(a)	342,328	7,979,666
Millipore Corp.(a)	109,925	5,663,336

		248,504,658
BUILDING MATERIALS—0.05%
Masco Corp.	713,301	7,939,040

		7,939,040
CHEMICALS—1.33%
Air Products and Chemicals Inc.	415,560	20,890,201
CF Industries Holdings Inc.	112,684	5,539,545
Dow Chemical Co. (The)	1,832,692	27,655,322
E.I. du Pont de Nemours and Co.	1,790,509	45,299,878
Eastman Chemical Co.	144,717	4,588,976
Ecolab Inc.	333,296	11,715,354
International Flavors & Fragrances Inc.	156,771	4,659,234
PPG Industries Inc.	326,368	13,847,794
Praxair Inc.	611,936	36,324,521
Rohm and Haas Co.	248,273	15,340,789
Sherwin-Williams Co. (The)	195,181	11,662,065
Sigma-Aldrich Corp.(b)	249,186	10,525,617

		208,049,296

COAL—0.16%
CONSOL Energy Inc.	360,136	10,292,687
Massey Energy Co.	166,753	2,299,524
Peabody Energy Corp.	530,076	12,059,229

		24,651,440
COMMERCIAL SERVICES—0.66%
Apollo Group Inc. Class A(a)(b)	211,699	16,220,377
Convergys Corp.(a)	239,896	1,537,733
Equifax Inc.	251,113	6,659,517
H&R Block Inc.	673,354	15,298,603
McKesson Corp.	547,022	21,186,162
Monster Worldwide Inc.(a)(b)	244,951	2,961,458
Moody’s Corp.	386,183	7,758,416
R.R. Donnelley & Sons Co.	407,632	5,535,643
Robert Half International Inc.	308,118	6,415,017
Western Union Co.	1,418,911	20,347,184

		103,920,110
COMPUTERS—4.39%
Affiliated Computer Services Inc. Class A(a)	193,195	8,877,310
Apple Inc.(a)	1,763,876	150,546,817
Cognizant Technology Solutions Corp.(a)	577,138	10,423,112
Computer Sciences Corp.(a)	301,018	10,577,773
Dell Inc.(a)	3,433,827	35,162,388
EMC Corp.(a)	4,049,364	42,396,841
Hewlett-Packard Co.	4,859,654	176,356,844
International Business Machines Corp.	2,665,768	224,351,035
Lexmark International Inc. Class A(a)(b)	154,779	4,163,555
NetApp Inc.(a)(b)	656,814	9,175,692
SanDisk Corp.(a)	450,415	4,323,984
Sun Microsystems Inc.(a)	1,468,473	5,609,567
Teradata Corp.(a)	349,891	5,188,884

		687,153,802
COSMETICS & PERSONAL CARE—2.95%
Avon Products Inc.	845,082	20,307,320
Colgate-Palmolive Co.	1,001,483	68,641,645
Estee Lauder Companies Inc. (The) Class A	230,414	7,133,617
Procter & Gamble Co. (The)	5,924,413	366,247,212

		462,329,794
DISTRIBUTION & WHOLESALE—0.20%
Fastenal Co.(b)	256,921	8,953,697
Genuine Parts Co.	316,944	11,999,500
W.W. Grainger Inc.	128,150	10,103,346

		31,056,543
DIVERSIFIED FINANCIAL SERVICES—4.18%
American Express Co.	2,301,514	42,693,085
Ameriprise Financial Inc.	429,800	10,040,128
Capital One Financial Corp.	776,754	24,770,685
Charles Schwab Corp. (The)	1,856,398	30,017,956
CIT Group Inc.	712,925	3,236,680
Citigroup Inc.	10,813,271	72,557,048
CME Group Inc.	132,900	27,657,819
E*TRADE Financial Corp.(a)(b)	1,108,059	1,274,268
Federated Investors Inc. Class B	174,113	2,952,956
Franklin Resources Inc.	299,879	19,126,283
Goldman Sachs Group Inc. (The)	877,422	74,045,643
IntercontinentalExchange Inc.(a)	143,605	11,838,796
Invesco Ltd.	765,144	11,048,679
Janus Capital Group Inc.	315,880	2,536,516
JPMorgan Chase & Co.	7,405,963	233,510,013

Legg Mason Inc.	280,638	6,148,779
Morgan Stanley	2,107,235	33,800,049
NASDAQ OMX Group Inc. (The)(a)	270,224	6,677,235
NYSE Euronext Inc.	526,661	14,419,978
SLM Corp.(a)	924,889	8,231,512
T. Rowe Price Group Inc.(b)	512,023	18,146,095

		654,730,203
ELECTRIC—3.91%
AES Corp. (The)(a)	1,335,554	11,004,965
Allegheny Energy Inc.	335,582	11,362,807
Ameren Corp.	419,924	13,966,672
American Electric Power Co. Inc.	800,471	26,639,675
CenterPoint Energy Inc.	682,473	8,612,809
CMS Energy Corp.	449,349	4,542,918
Consolidated Edison Inc.	542,517	21,120,187
Constellation Energy Group Inc.	354,874	8,903,789
Dominion Resources Inc.	1,153,525	41,342,336
DTE Energy Co.	323,853	11,551,837
Duke Energy Corp.	2,510,646	37,684,796
Dynegy Inc. Class A(a)	1,015,384	2,030,768
Edison International	645,921	20,746,983
Entergy Corp.	375,678	31,230,112
Exelon Corp.	1,305,485	72,598,021
FirstEnergy Corp.	604,780	29,380,212
FPL Group Inc.	811,016	40,818,435
Integrys Energy Group Inc.	151,199	6,498,533
Pepco Holdings Inc.	430,086	7,638,327
PG&E Corp.	716,074	27,719,225
Pinnacle West Capital Corp.	200,594	6,445,085
PPL Corp.	743,584	22,820,593
Progress Energy Inc.	521,594	20,785,521
Public Service Enterprise Group Inc.	1,004,113	29,289,976
SCANA Corp.	233,186	8,301,422
Southern Co. (The)	1,536,962	56,867,594
TECO Energy Inc.	420,251	5,190,100
Wisconsin Energy Corp.	232,052	9,741,543
Xcel Energy Inc.	889,680	16,503,564

		611,338,805
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	1,522,046	55,722,104
Molex Inc.	279,982	4,056,939

		59,779,043
ELECTRONICS—0.54%
Agilent Technologies Inc.(a)	694,619	10,856,895
Amphenol Corp. Class A	349,386	8,378,276
FLIR Systems Inc.(a)	275,655	8,457,095
Jabil Circuit Inc.	415,483	2,804,510
PerkinElmer Inc.	232,838	3,238,777
Thermo Fisher Scientific Inc.(a)	833,678	28,403,409
Tyco Electronics Ltd.	906,589	14,695,808
Waters Corp.(a)	195,399	7,161,373

		83,996,143
ENGINEERING & CONSTRUCTION—0.18%
Fluor Corp.	359,609	16,135,656
Jacobs Engineering Group Inc.(a)	244,023	11,737,506

		27,873,162

ENTERTAINMENT—0.04%
International Game Technology Inc.	586,000	6,967,540

		6,967,540
ENVIRONMENTAL CONTROL—0.36%
Republic Services Inc.	638,013	15,816,342
Stericycle Inc.(a)	169,334	8,818,915
Waste Management Inc.	973,407	32,258,708

		56,893,965
FOOD—2.14%
Campbell Soup Co.	409,072	12,276,251
ConAgra Foods Inc.	885,714	14,614,281
Dean Foods Co.(a)(b)	304,306	5,468,379
General Mills Inc.	663,011	40,277,918
H.J. Heinz Co.	623,561	23,445,894
Hershey Co. (The)	328,904	11,426,125
J.M. Smucker Co. (The)	235,482	10,210,500
Kellogg Co.	499,479	21,902,154
Kraft Foods Inc. Class A	2,915,123	78,271,053
Kroger Co. (The)	1,294,675	34,192,367
McCormick & Co. Inc. NVS	258,582	8,238,423
Safeway Inc.	849,813	20,200,055
Sara Lee Corp.	1,404,915	13,754,118
SUPERVALU Inc.	420,096	6,133,402
Sysco Corp.	1,188,622	27,266,989
Tyson Foods Inc. Class A	600,180	5,257,577
Whole Foods Market Inc.(b)	275,824	2,603,779

		335,539,265
FOREST PRODUCTS & PAPER—0.24%
International Paper Co.	848,022	10,006,660
MeadWestvaco Corp.	341,091	3,816,808
Plum Creek Timber Co. Inc.	331,622	11,520,548
Weyerhaeuser Co.	419,915	12,853,598

		38,197,614
GAS—0.19%
Nicor Inc.	89,597	3,112,600
NiSource Inc.	544,129	5,969,095
Sempra Energy	483,106	20,594,809

		29,676,504
HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)	119,787	5,008,294
Snap-On Inc.	113,380	4,464,904
Stanley Works (The)	155,791	5,312,473

		14,785,671
HEALTH CARE - PRODUCTS—4.24%
Baxter International Inc.	1,230,577	65,946,621
Becton, Dickinson and Co.	482,400	32,991,336
Boston Scientific Corp.(a)	2,977,384	23,044,952
C.R. Bard Inc.	197,129	16,610,090
Covidien Ltd.	999,221	36,211,769
DENTSPLY International Inc.	295,076	8,332,946
Intuitive Surgical Inc.(a)	77,515	9,843,630
Johnson & Johnson	5,505,462	329,391,791
Medtronic Inc.	2,218,842	69,716,016
Patterson Companies Inc.(a)(b)	181,978	3,412,088
St. Jude Medical Inc.(a)	682,512	22,495,596
Stryker Corp.	480,256	19,186,227
Varian Medical Systems Inc.(a)(b)	246,633	8,642,020
Zimmer Holdings Inc.(a)	445,089	17,990,497

		663,815,579

HEALTH CARE - SERVICES—1.22%
Aetna Inc.	914,841	26,072,969
Coventry Health Care Inc.(a)	296,750	4,415,640
DaVita Inc.(a)	206,299	10,226,241
Humana Inc.(a)	335,263	12,498,605
Laboratory Corp. of America Holdings(a)(b)	213,913	13,778,136
Quest Diagnostics Inc.	314,850	16,343,864
Tenet Healthcare Corp.(a)	823,599	947,139
UnitedHealth Group Inc.	2,396,601	63,749,587
WellPoint Inc.(a)	1,010,063	42,553,954

		190,586,135
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)(b)	350,312	6,936,178

		6,936,178
HOME BUILDERS—0.10%
Centex Corp.	248,326	2,642,189
D.R. Horton Inc.	545,911	3,859,591
KB Home	148,781	2,026,397
Lennar Corp. Class A(b)	281,591	2,441,394
Pulte Homes Inc.	426,377	4,660,301

		15,629,872
HOME FURNISHINGS—0.05%
Harman International Industries Inc.	117,213	1,960,973
Whirlpool Corp.(b)	146,124	6,042,227

		8,003,200
HOUSEHOLD PRODUCTS & WARES—0.50%
Avery Dennison Corp.	211,283	6,915,293
Clorox Co. (The)	275,623	15,313,614
Fortune Brands Inc.	297,879	12,296,445
Kimberly-Clark Corp.	821,003	43,299,698

		77,825,050
HOUSEWARES—0.03%
Newell Rubbermaid Inc.	552,054	5,399,088

		5,399,088
INSURANCE—2.72%
Aflac Inc.	924,905	42,397,645
Allstate Corp. (The)	1,063,481	34,839,638
American International Group Inc.	5,345,920	8,393,094
Aon Corp.	535,182	24,447,114
Assurant Inc.	233,760	7,012,800
Chubb Corp.	705,801	35,995,851
CIGNA Corp.	544,051	9,167,259
Cincinnati Financial Corp.	323,048	9,391,005
Genworth Financial Inc. Class A	851,255	2,409,052
Hartford Financial Services Group Inc. (The)	598,273	9,823,643
Lincoln National Corp.	508,478	9,579,726
Loews Corp.	717,555	20,270,929
Marsh & McLennan Companies Inc.	1,019,586	24,745,352
MBIA Inc.(a)(b)	374,655	1,524,846
MetLife Inc.	1,574,685	54,893,519
Principal Financial Group Inc.	515,434	11,633,345
Progressive Corp. (The)	1,339,266	19,834,529
Prudential Financial Inc.	841,054	25,450,294
Torchmark Corp.	169,191	7,562,838
Travelers Companies Inc. (The)	1,159,841	52,424,813

Unum Group	658,297	12,244,324
XL Capital Ltd. Class A	656,210	2,427,977

		426,469,593
INTERNET—1.86%
Akamai Technologies Inc.(a)	334,368	5,045,613
Amazon.com Inc.(a)(b)	638,181	32,725,922
eBay Inc.(a)	2,128,366	29,711,989
Expedia Inc.(a)	418,515	3,448,564
Google Inc. Class A(a)	474,661	146,029,457
McAfee Inc.(a)	303,434	10,489,713
Symantec Corp.(a)	1,657,593	22,410,657
VeriSign Inc.(a)	384,261	7,331,700
Yahoo! Inc.(a)	2,753,571	33,593,566

		290,787,181
INVESTMENT COMPANIES—0.01%
American Capital Ltd.(b)	410,469	1,329,920

		1,329,920
IRON & STEEL—0.28%
AK Steel Holding Corp.	221,705	2,066,291
Allegheny Technologies Inc.	190,895	4,873,549
Nucor Corp.	622,922	28,778,996
United States Steel Corp.	231,122	8,597,738

		44,316,574
LEISURE TIME—0.19%
Carnival Corp.	866,413	21,071,164
Harley-Davidson Inc.	462,843	7,854,446

		28,925,610
LODGING—0.16%
Marriott International Inc. Class A	582,851	11,336,452
Starwood Hotels & Resorts Worldwide Inc.	363,934	6,514,419
Wyndham Worldwide Corp.	350,451	2,295,454
Wynn Resorts Ltd.(a)(b)	122,490	5,176,427

		25,322,752
MACHINERY—0.73%
Caterpillar Inc.	1,196,968	53,468,561
Cummins Inc.	400,269	10,699,190
Deere & Co.	847,285	32,467,961
Flowserve Corp.	112,395	5,788,343
Manitowoc Co. Inc. (The)	258,487	2,238,497
Rockwell Automation Inc.	281,323	9,069,854

		113,732,406
MANUFACTURING—4.10%
Cooper Industries Ltd.	343,930	10,053,074
Danaher Corp.	507,288	28,717,574
Dover Corp.	369,640	12,168,549
Eastman Kodak Co.	528,965	3,480,590
Eaton Corp.	326,750	16,242,743
General Electric Co.	20,841,230	337,627,926
Honeywell International Inc.	1,441,136	47,312,495
Illinois Tool Works Inc.	780,953	27,372,403
Ingersoll-Rand Co. Ltd. Class A	633,270	10,987,235
ITT Industries Inc.	360,783	16,592,410
Leggett & Platt Inc.	310,659	4,718,910
Pall Corp.	234,737	6,673,573
Parker Hannifin Corp.	319,162	13,577,151
Textron Inc.	479,661	6,652,898

3M Co.	1,374,999	79,117,442
Tyco International Ltd.	937,579	20,251,706

		641,546,679
MEDIA—2.44%
CBS Corp. Class B	1,347,345	11,034,756
Comcast Corp. Class A	5,714,215	96,455,949
DIRECTV Group Inc. (The)(a)(b)	1,083,164	24,815,287
Gannett Co. Inc.	449,565	3,596,520
McGraw-Hill Companies Inc. (The)	622,970	14,446,674
Meredith Corp.(b)	71,518	1,224,388
New York Times Co. (The) Class A(b)	231,440	1,696,455
News Corp. Class A	4,563,633	41,483,424
Scripps Networks Interactive Inc. Class A	177,701	3,909,422
Time Warner Inc.	7,118,429	71,611,396
Viacom Inc. Class B(a)	1,216,810	23,192,399
Walt Disney Co. (The)	3,672,909	83,338,305
Washington Post Co. (The) Class B	11,853	4,625,633

		381,430,608
METAL FABRICATE & HARDWARE—0.11%
Precision Castparts Corp.	277,045	16,478,637

		16,478,637
MINING—0.57%
Alcoa Inc.	1,585,871	17,856,907
Freeport-McMoRan Copper & Gold Inc.	748,605	18,295,906
Newmont Mining Corp.	901,430	36,688,201
Titanium Metals Corp.	169,282	1,491,374
Vulcan Materials Co.(b)	218,821	15,225,565

		89,557,953
OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.	409,655	10,438,009
Xerox Corp.	1,720,480	13,712,226

		24,150,235
OIL & GAS—11.46%
Anadarko Petroleum Corp.	910,849	35,113,229
Apache Corp.	664,070	49,493,137
Cabot Oil & Gas Corp.	205,021	5,330,546
Chesapeake Energy Corp.	1,071,685	17,329,146
Chevron Corp.	4,031,600	298,217,452
ConocoPhillips	2,958,167	153,233,051
Devon Energy Corp.	876,643	57,604,212
ENSCO International Inc.	281,863	8,002,091
EOG Resources Inc.	495,230	32,972,413
Exxon Mobil Corp.	10,093,234	805,742,869
Hess Corp.	562,876	30,192,669
Marathon Oil Corp.	1,400,037	38,305,012
Murphy Oil Corp.	377,424	16,738,754
Nabors Industries Ltd.(a)	565,273	6,766,318
Noble Corp.	523,789	11,570,499
Noble Energy Inc.	342,305	16,848,252
Occidental Petroleum Corp.	1,607,003	96,404,110
Pioneer Natural Resources Co.	233,980	3,785,796
Range Resources Corp.	307,777	10,584,451
Rowan Companies Inc.	225,538	3,586,054
Southwestern Energy Co.(a)	680,625	19,717,706
Sunoco Inc.	232,145	10,089,022
Tesoro Corp.	273,094	3,596,648
Valero Energy Corp.	1,023,219	22,142,459
XTO Energy Inc.	1,144,551	40,368,314

		1,793,734,210

OIL & GAS SERVICES—1.36%
Baker Hughes Inc.	609,580	19,549,231
BJ Services Co.	580,217	6,771,132
Cameron International Corp.(a)	436,753	8,953,437
Halliburton Co.	1,773,429	32,240,939
National Oilwell Varco Inc.(a)	827,348	20,220,385
Schlumberger Ltd.	2,373,504	100,470,424
Smith International Inc.	433,609	9,925,310
Weatherford International Ltd.(a)	1,353,598	14,645,930

		212,776,788
PACKAGING & CONTAINERS—0.21%
Ball Corp.	188,100	7,823,079
Bemis Co. Inc.	198,641	4,703,819
Owens-Illinois Inc.(a)	331,383	9,056,697
Pactiv Corp.(a)	261,568	6,507,812
Sealed Air Corp.	311,915	4,660,010

		32,751,417
PHARMACEUTICALS—7.20%
Abbott Laboratories	3,078,739	164,312,300
Allergan Inc.	609,915	24,591,773
AmerisourceBergen Corp.	310,537	11,073,749
Bristol-Myers Squibb Co.	3,928,055	91,327,279
Cardinal Health Inc.	713,184	24,583,452
Cephalon Inc.(a)(b)	135,583	10,445,314
Eli Lilly and Co.	1,985,284	79,947,387
Express Scripts Inc.(a)	490,941	26,991,936
Forest Laboratories Inc.(a)	597,061	15,207,144
Gilead Sciences Inc.(a)	1,825,347	93,348,246
Hospira Inc.(a)	316,794	8,496,415
King Pharmaceuticals Inc.(a)	490,410	5,208,154
Medco Health Solutions Inc.(a)	988,198	41,415,378
Merck & Co. Inc.	4,195,088	127,530,675
Mylan Inc.(a)(b)	603,154	5,965,193
Pfizer Inc.	13,379,726	236,954,947
Schering-Plough Corp.	3,225,584	54,931,696
Watson Pharmaceuticals Inc.(a)	206,681	5,491,514
Wyeth	2,642,011	99,101,833

		1,126,924,385
PIPELINES—0.43%
El Paso Corp.	1,393,580	10,911,731
Equitable Resources Inc.	259,114	8,693,275
Questar Corp.	343,936	11,243,268
Spectra Energy Corp.	1,211,300	19,065,862
Williams Companies Inc. (The)	1,146,557	16,602,145

		66,516,281
REAL ESTATE—0.01%
CB Richard Ellis Group Inc. Class A(a)	435,635	1,881,943

		1,881,943
REAL ESTATE INVESTMENT TRUSTS—0.89%
Apartment Investment and Management Co. Class A(b)	198,796	2,296,094
AvalonBay Communities Inc.	153,235	9,282,976
Boston Properties Inc.	239,924	13,195,820
Developers Diversified Realty Corp.(b)	237,844	1,160,679
Equity Residential	540,614	16,121,109
HCP Inc.(b)	501,624	13,930,098

Host Hotels & Resorts Inc.	1,034,078	7,827,970
Kimco Realty Corp.	455,415	8,324,986
ProLogis	525,173	7,294,653
Public Storage	248,434	19,750,503
Simon Property Group Inc.	447,772	23,790,126
Vornado Realty Trust	272,994	16,475,188

		139,450,202
RETAIL—6.31%
Abercrombie & Fitch Co. Class A	172,368	3,976,530
AutoNation Inc.(a)(b)	214,227	2,116,563
AutoZone Inc.(a)(b)	76,097	10,613,249
Bed Bath & Beyond Inc.(a)(b)	516,129	13,119,999
Best Buy Co. Inc.	669,508	18,819,870
Big Lots Inc.(a)(b)	161,988	2,347,206
Costco Wholesale Corp.	856,551	44,968,928
CVS Caremark Corp.	2,849,842	81,904,459
Darden Restaurants Inc.	275,775	7,771,340
Family Dollar Stores Inc.	277,406	7,231,974
GameStop Corp. Class A(a)	325,267	7,045,283
Gap Inc. (The)	926,749	12,409,169
Home Depot Inc.	3,364,220	77,444,344
J.C. Penney Co. Inc.	442,142	8,710,197
Kohl’s Corp.(a)	604,168	21,870,882
Limited Brands Inc.	538,150	5,403,026
Lowe’s Companies Inc.	2,908,282	62,586,229
Macy’s Inc.	833,075	8,622,326
McDonald’s Corp.	2,211,544	137,535,921
Nordstrom Inc.	314,734	4,189,110
Office Depot Inc.(a)	542,075	1,615,384
RadioShack Corp.	248,875	2,971,568
Sears Holdings Corp.(a)(b)	110,653	4,301,082
Staples Inc.	1,414,981	25,356,460
Starbucks Corp.(a)	1,460,864	13,819,773
Target Corp.	1,493,705	51,577,634
Tiffany & Co.(b)	244,659	5,781,292
TJX Companies Inc. (The)	824,992	16,970,085
Walgreen Co.	1,964,177	48,456,247
Wal-Mart Stores Inc.	4,436,514	248,710,975
Yum! Brands Inc.	917,828	28,911,582

		987,158,687
SAVINGS & LOANS—0.21%
Hudson City Bancorp Inc.	1,035,847	16,532,118
People’s United Financial Inc.	691,194	12,323,989
Sovereign Bancorp Inc.(a)	1,076,444	3,207,803

		32,063,910
SEMICONDUCTORS—2.14%
Advanced Micro Devices Inc.(a)(b)	1,201,024	2,594,212
Altera Corp.	591,094	9,877,181
Analog Devices Inc.	578,705	11,006,969
Applied Materials Inc.	2,661,456	26,960,549
Broadcom Corp. Class A(a)	882,640	14,978,401
Intel Corp.	11,036,440	161,794,210
KLA-Tencor Corp.	335,877	7,318,760
Linear Technology Corp.	439,851	9,729,504
LSI Corp.(a)	1,286,777	4,233,496
MEMC Electronic Materials Inc.(a)	446,105	6,370,379
Microchip Technology Inc.(b)	361,566	7,061,384
Micron Technology Inc.(a)(b)	1,519,474	4,011,411
National Semiconductor Corp.	389,468	3,921,943
Novellus Systems Inc.(a)	194,139	2,395,675

NVIDIA Corp.(a)	1,067,765	8,616,864
QLogic Corp.(a)(b)	254,335	3,418,262
Teradyne Inc.(a)	332,992	1,405,226
Texas Instruments Inc.	2,572,429	39,924,098
Xilinx Inc.	544,423	9,701,618

		335,320,142
SOFTWARE—4.15%
Adobe Systems Inc.(a)	1,052,806	22,414,240
Autodesk Inc.(a)	448,315	8,809,390
Automatic Data Processing Inc.	1,007,758	39,645,200
BMC Software Inc.(a)	372,795	10,031,913
CA Inc.	781,792	14,486,606
Citrix Systems Inc.(a)	361,022	8,509,289
Compuware Corp.(a)	490,177	3,308,695
Dun & Bradstreet Corp. (The)	107,199	8,275,763
Electronic Arts Inc.(a)	635,709	10,196,772
Fidelity National Information Services Inc.	378,088	6,151,492
Fiserv Inc.(a)	318,413	11,580,681
IMS Health Inc.	359,554	5,450,839
Intuit Inc.(a)(b)	636,109	15,133,033
MasterCard Inc. Class A(b)	143,494	20,509,597
Microsoft Corp.	15,179,963	295,098,481
Novell Inc.(a)	685,635	2,667,120
Oracle Corp.(a)	7,773,105	137,817,152
Paychex Inc.	636,197	16,719,257
Salesforce.com Inc.(a)(b)	207,398	6,638,810
Total System Services Inc.	391,196	5,476,744

		648,921,074
TELECOMMUNICATIONS—6.31%
American Tower Corp. Class A(a)	786,622	23,063,757
AT&T Inc.	11,693,239	333,257,312
CenturyTel Inc.	199,112	5,441,731
Ciena Corp.(a)	179,266	1,201,082
Cisco Systems Inc.(a)	11,618,003	189,373,449
Corning Inc.	3,084,088	29,391,359
Embarq Corp.	281,859	10,135,650
Frontier Communications Corp.	618,889	5,409,090
Harris Corp.	267,668	10,184,767
JDS Uniphase Corp.(a)	425,019	1,551,320
Juniper Networks Inc.(a)	1,046,643	18,326,719
Motorola Inc.	4,492,009	19,899,600
QUALCOMM Inc.	3,284,881	117,697,286
Qwest Communications International Inc.(b)	2,912,027	10,599,778
Sprint Nextel Corp.(a)	5,657,565	10,353,344
Tellabs Inc.(a)	787,908	3,246,181
Verizon Communications Inc.	5,636,253	191,068,977
Windstream Corp.	869,399	7,998,471

		988,199,873
TEXTILES—0.04%
Cintas Corp.	260,020	6,040,265

		6,040,265
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	246,252	7,183,171
Mattel Inc.	712,431	11,398,896

		18,582,067
TRANSPORTATION—2.14%
Burlington Northern Santa Fe Corp.	556,994	42,170,016
C.H. Robinson Worldwide Inc.	335,364	18,455,081

CSX Corp.	782,492	25,407,515
Expeditors International Washington Inc.	421,481	14,022,673
FedEx Corp.	617,582	39,617,885
Norfolk Southern Corp.	734,725	34,568,811
Ryder System Inc.	110,603	4,289,184
Union Pacific Corp.	1,004,886	48,033,551
United Parcel Service Inc. Class B	1,974,702	108,924,562

		335,489,278

TOTAL COMMON STOCKS
(Cost: $23,848,582,665)		15,609,267,288

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.95%

MONEY MARKET FUNDS—1.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	250,939,198	250,939,198
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	41,599,781	41,599,781
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	13,049,109	13,049,109

		305,588,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $305,588,088)		305,588,088

TOTAL INVESTMENTS IN SECURITIES—101.67%
(Cost: $24,154,170,753)		15,914,855,376
Other Assets, Less Liabilities—(1.67)%		(262,028,036)

NET ASSETS—100.00%		$15,652,827,340

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.13%
Omnicom Group Inc.	246,263	$6,629,400

		6,629,400
AEROSPACE & DEFENSE—2.41%
Boeing Co. (The)	443,587	18,927,857
General Dynamics Corp.	279,296	16,084,657
L-3 Communications Holdings Inc.	96,072	7,088,192
Lockheed Martin Corp.	411,227	34,575,966
Rockwell Collins Inc.	195,615	7,646,590
United Technologies Corp.	669,266	35,872,658

		120,195,920
AGRICULTURE—0.76%
Monsanto Co.	406,089	28,568,361
UST Inc.	137,372	9,530,869

		38,099,230
AIRLINES—0.06%
Southwest Airlines Co.	355,412	3,063,651

		3,063,651
APPAREL—0.70%
Coach Inc.(a)	404,161	8,394,424
Nike Inc. Class B	484,614	24,715,314
Polo Ralph Lauren Corp.(b)	39,831	1,808,726

		34,918,464
AUTO MANUFACTURERS—0.27%
General Motors Corp.(b)	214,798	687,354
PACCAR Inc.	448,016	12,813,258

		13,500,612
BANKS—0.42%
Discover Financial Services LLC	348,636	3,322,501
First Horizon National Corp.	109,998	1,162,679
Northern Trust Corp.	126,720	6,607,181
State Street Corp.	245,231	9,644,935

		20,737,296
BEVERAGES—3.89%
Brown-Forman Corp. Class B	69,277	3,567,073
Coca-Cola Co. (The)	1,744,726	78,983,746
Constellation Brands Inc. Class A(a)	101,599	1,602,216
Dr. Pepper Snapple Group Inc.(a)	191,797	3,116,701
Pepsi Bottling Group Inc.	88,906	2,001,274
PepsiCo Inc.	1,918,181	105,058,773

		194,329,783

BIOTECHNOLOGY—2.80%
Amgen Inc.(a)	1,308,587	75,570,899
Biogen Idec Inc.(a)	360,404	17,166,043
Celgene Corp.(a)	565,948	31,285,605
Genzyme Corp.(a)	177,032	11,749,614
Life Technologies Corp.(a)	95,897	2,235,359
Millipore Corp.(a)	37,719	1,943,283

		139,950,803
CHEMICALS—0.86%
CF Industries Holdings Inc.	47,272	2,323,892
Ecolab Inc.	206,807	7,269,266
International Flavors & Fragrances Inc.	55,699	1,655,374
Praxair Inc.	243,775	14,470,484
Rohm and Haas Co.	86,511	5,345,515
Sherwin-Williams Co. (The)	121,357	7,251,081
Sigma-Aldrich Corp.	104,046	4,394,903

		42,710,515
COAL—0.23%
CONSOL Energy Inc.	223,817	6,396,690
Peabody Energy Corp.	220,521	5,016,853

		11,413,543
COMMERCIAL SERVICES—0.67%
Apollo Group Inc. Class A(a)(b)	131,755	10,095,068
Equifax Inc.	155,683	4,128,713
Monster Worldwide Inc.(a)	53,171	642,837
Moody’s Corp.	91,616	1,840,565
Robert Half International Inc.	191,307	3,983,012
Western Union Co.	883,488	12,669,218

		33,359,413
COMPUTERS—6.54%
Affiliated Computer Services Inc. Class A(a)	78,576	3,610,567
Apple Inc.(a)	1,097,885	93,704,485
Cognizant Technology Solutions Corp.(a)	359,622	6,494,773
Dell Inc.(a)	2,137,652	21,889,556
EMC Corp.(a)	1,688,333	17,676,847
Hewlett-Packard Co.	1,966,127	71,350,749
International Business Machines Corp.	1,178,062	99,145,698
Lexmark International Inc. Class A(a)	96,385	2,592,756
NetApp Inc.(a)	407,620	5,694,451
SanDisk Corp.(a)	277,825	2,667,120
Teradata Corp.(a)	105,459	1,563,957

		326,390,959
COSMETICS & PERSONAL CARE—4.39%
Avon Products Inc.	526,322	12,647,518
Colgate-Palmolive Co.	623,379	42,726,397
Estee Lauder Companies Inc. (The) Class A	142,867	4,423,162
Procter & Gamble Co. (The)	2,581,205	159,570,093

		219,367,170
DISTRIBUTION & WHOLESALE—0.17%
Fastenal Co.(b)	159,517	5,559,167
W.W. Grainger Inc.	34,968	2,756,877

		8,316,044
DIVERSIFIED FINANCIAL SERVICES—2.78%
American Express Co.	959,985	17,807,722
Charles Schwab Corp. (The)	774,358	12,521,369
CME Group Inc.	82,744	17,219,854
E*TRADE Financial Corp.(a)(b)	317,840	365,516

Federated Investors Inc. Class B	77,134	1,308,193
Franklin Resources Inc.	186,710	11,908,364
Goldman Sachs Group Inc. (The)	546,165	46,090,864
IntercontinentalExchange Inc.(a)	89,382	7,368,652
NASDAQ OMX Group Inc. (The)(a)	95,368	2,356,543
NYSE Euronext Inc.	327,624	8,970,345
SLM Corp.(a)	576,683	5,132,479
T. Rowe Price Group Inc.	223,555	7,922,789

		138,972,690
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Emerson Electric Co.	568,483	20,812,163

		20,812,163
ELECTRONICS—0.59%
Agilent Technologies Inc.(a)	432,847	6,765,399
Amphenol Corp. Class A	216,891	5,201,046
FLIR Systems Inc.(a)	170,332	5,225,786
Thermo Fisher Scientific Inc.(a)	222,918	7,594,816
Waters Corp.(a)	121,251	4,443,849

		29,230,896
ENGINEERING & CONSTRUCTION—0.18%
Fluor Corp.	110,147	4,942,296
Jacobs Engineering Group Inc.(a)	85,251	4,100,573

		9,042,869
ENVIRONMENTAL CONTROL—0.17%
Republic Services Inc.	213,911	5,302,854
Stericycle Inc.(a)	65,755	3,424,520

		8,727,374
FOOD—1.62%
Campbell Soup Co.	254,216	7,629,022
Dean Foods Co.(a)	124,799	2,242,638
General Mills Inc.	222,879	13,539,899
H.J. Heinz Co.	229,010	8,610,776
Hershey Co. (The)	204,942	7,119,685
Kellogg Co.	311,130	13,643,050
Kroger Co. (The)	322,093	8,506,476
McCormick & Co. Inc. NVS	87,968	2,802,660
Sysco Corp.	739,823	16,971,540

		81,065,746
HAND & MACHINE TOOLS—0.06%
Black & Decker Corp. (The)	73,987	3,093,396

		3,093,396
HEALTH CARE - PRODUCTS—6.96%
Baxter International Inc.	413,673	22,168,736
Becton, Dickinson and Co.	165,083	11,290,026
Boston Scientific Corp.(a)	687,991	5,325,050
C.R. Bard Inc.	81,050	6,829,273
DENTSPLY International Inc.	90,539	2,556,821
Intuitive Surgical Inc.(a)	48,312	6,135,141
Johnson & Johnson	3,426,649	205,016,410
Medtronic Inc.	1,381,143	43,395,513
Patterson Companies Inc.(a)	111,854	2,097,262
St. Jude Medical Inc.(a)	425,115	14,011,790
Stryker Corp.	299,036	11,946,488
Varian Medical Systems Inc.(a)	153,378	5,374,365
Zimmer Holdings Inc.(a)	277,154	11,202,565

		347,349,440

HEALTH CARE - SERVICES—1.74%
Aetna Inc.	284,525	8,108,962
Coventry Health Care Inc.(a)	122,157	1,817,696
DaVita Inc.(a)	128,215	6,355,618
Humana Inc.(a)	121,943	4,546,035
Laboratory Corp. of America Holdings(a)	133,506	8,599,121
Quest Diagnostics Inc.	117,705	6,110,067
UnitedHealth Group Inc.	1,491,802	39,681,933
WellPoint Inc.(a)	282,859	11,916,850

		87,136,282
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	129,508	2,564,258

		2,564,258
HOME BUILDERS—0.07%
Centex Corp.	61,559	654,988
D.R. Horton Inc.	113,692	803,802
KB Home	53,736	731,884
Pulte Homes Inc.	125,431	1,370,961

		3,561,635
HOME FURNISHINGS—0.01%
Harman International Industries Inc.	39,589	662,324

		662,324
HOUSEHOLD PRODUCTS & WARES—0.34%
Kimberly-Clark Corp.	321,815	16,972,523

		16,972,523
INSURANCE—1.05%
Aflac Inc.	322,398	14,778,724
Aon Corp.	133,610	6,103,305
Chubb Corp.	219,735	11,206,485
Loews Corp.	187,894	5,308,005
MBIA Inc.(a)(b)	115,521	470,170
Progressive Corp. (The)	834,060	12,352,429
Torchmark Corp.	46,445	2,076,091

		52,295,209
INTERNET—3.41%
Akamai Technologies Inc.(a)	208,192	3,141,617
Amazon.com Inc.(a)(b)	397,188	20,367,801
eBay Inc.(a)	1,324,251	18,486,544
Expedia Inc.(a)	112,356	925,813
Google Inc. Class A(a)	295,444	90,893,347
McAfee Inc.(a)	90,458	3,127,133
Symantec Corp.(a)	598,266	8,088,556
VeriSign Inc.(a)	239,609	4,571,740
Yahoo! Inc.(a)	1,714,004	20,910,849

		170,513,400
IRON & STEEL—0.40%
Allegheny Technologies Inc.(b)	73,150	1,867,519
Nucor Corp.	387,831	17,917,792

		19,785,311
LEISURE TIME—0.06%
Harley-Davidson Inc.(b)	167,458	2,841,762

		2,841,762

LODGING—0.16%
Marriott International Inc. Class A	256,865	4,996,024
Wynn Resorts Ltd.(a)(b)	75,871	3,206,308

		8,202,332
MACHINERY—1.11%
Caterpillar Inc.	745,090	33,283,170
Cummins Inc.	179,594	4,800,548
Deere & Co.	305,794	11,718,026
Rockwell Automation Inc.	174,645	5,630,555

		55,432,299
MANUFACTURING—1.77%
Danaher Corp.	315,850	17,880,268
Illinois Tool Works Inc.	247,736	8,683,147
ITT Industries Inc.	128,169	5,894,492
Pall Corp.	69,447	1,974,378
Parker Hannifin Corp.	109,799	4,670,849
3M Co.	855,874	49,246,990

		88,350,124
MEDIA—1.52%
Comcast Corp. Class A	1,458,437	24,618,417
DIRECTV Group Inc. (The)(a)	283,323	6,490,930
McGraw-Hill Companies Inc. (The)	388,878	9,018,081
Scripps Networks Interactive Inc. Class A	49,214	1,082,708
Viacom Inc. Class B(a)	757,945	14,446,432
Walt Disney Co. (The)	891,737	20,233,513

		75,890,081
METAL FABRICATE & HARDWARE—0.13%
Precision Castparts Corp.	106,768	6,350,561

		6,350,561
MINING—0.43%
Freeport-McMoRan Copper & Gold Inc.	467,103	11,415,997
Newmont Mining Corp.	218,672	8,899,950
Titanium Metals Corp.(b)	103,375	910,734

		21,226,681
OFFICE & BUSINESS EQUIPMENT—0.08%
Pitney Bowes Inc.	165,996	4,229,578

		4,229,578
OIL & GAS—20.50%
Anadarko Petroleum Corp.	567,027	21,858,891
Apache Corp.	413,377	30,808,988
Cabot Oil & Gas Corp.	127,243	3,308,318
Chesapeake Energy Corp.	668,963	10,817,132
Chevron Corp.	2,509,319	185,614,326
ConocoPhillips	1,178,423	61,042,311
Devon Energy Corp.	545,681	35,856,699
ENSCO International Inc.	175,102	4,971,146
EOG Resources Inc.	308,190	20,519,290
Exxon Mobil Corp.	6,282,052	501,496,211
Hess Corp.	350,343	18,792,399
Marathon Oil Corp.	531,646	14,545,835
Murphy Oil Corp.	235,566	10,447,352
Nabors Industries Ltd.(a)	350,852	4,199,698
Noble Corp.	224,783	4,965,456
Noble Energy Inc.	108,739	5,352,134
Occidental Petroleum Corp.	700,213	42,005,778
Pioneer Natural Resources Co.	84,909	1,373,828
Range Resources Corp.	191,950	6,601,161

Southwestern Energy Co.(a)	266,894	7,731,919
Sunoco Inc.	144,291	6,270,887
XTO Energy Inc.	712,502	25,129,946

		1,023,709,705
OIL & GAS SERVICES—2.28%
Baker Hughes Inc.	379,584	12,173,259
BJ Services Co.	359,801	4,198,878
Cameron International Corp.(a)	270,951	5,554,496
Halliburton Co.	573,723	10,430,284
National Oilwell Varco Inc.(a)	308,931	7,550,274
Schlumberger Ltd.	1,477,374	62,537,241
Smith International Inc.	270,268	6,186,435
Weatherford International Ltd.(a)	489,306	5,294,291

		113,925,158
PACKAGING & CONTAINERS—0.20%
Ball Corp.	116,706	4,853,803
Owens-Illinois Inc.(a)	51,192	1,399,077
Pactiv Corp.(a)	83,178	2,069,469
Sealed Air Corp.	118,075	1,764,041

		10,086,390
PHARMACEUTICALS—3.58%
Abbott Laboratories	977,349	52,161,116
Allergan Inc.	185,894	7,495,246
Cephalon Inc.(a)(b)	39,038	3,007,488
Express Scripts Inc.(a)	305,696	16,807,166
Forest Laboratories Inc.(a)	372,632	9,490,937
Gilead Sciences Inc.(a)	749,901	38,349,937
Hospira Inc.(a)	93,047	2,495,521
King Pharmaceuticals Inc.(a)	126,366	1,342,007
Medco Health Solutions Inc.(a)	221,296	9,274,515
Mylan Inc.(a)(b)	196,731	1,945,670
Watson Pharmaceuticals Inc.(a)	42,050	1,117,269
Wyeth	937,421	35,162,662

		178,649,534
PIPELINES—0.21%
Equitable Resources Inc.	106,358	3,568,311
Questar Corp.	214,266	7,004,356

		10,572,667
REAL ESTATE—0.02%
CB Richard Ellis Group Inc. Class A(a)	270,974	1,170,607

		1,170,607
RETAIL—7.35%
Abercrombie & Fitch Co. Class A	106,911	2,466,437
AutoZone Inc.(a)(b)	47,263	6,591,771
Bed Bath & Beyond Inc.(a)(b)	321,010	8,160,074
Best Buy Co. Inc.	255,071	7,170,046
Big Lots Inc.(a)	42,465	615,318
Costco Wholesale Corp.	234,527	12,312,668
CVS Caremark Corp.	940,236	27,022,383
Family Dollar Stores Inc.	101,371	2,642,742
GameStop Corp. Class A(a)	202,095	4,377,378
Gap Inc. (The)	254,269	3,404,662
Home Depot Inc.	1,319,329	30,370,954
Kohl’s Corp.(a)	240,652	8,711,602
Lowe’s Companies Inc.	1,285,379	27,661,356
McDonald’s Corp.	688,307	42,805,812
Nordstrom Inc.	114,949	1,529,971

RadioShack Corp.	100,474	1,199,660
Sears Holdings Corp.(a)(b)	68,415	2,659,291
Staples Inc.	484,191	8,676,703
Starbucks Corp.(a)	909,288	8,601,864
Target Corp.	474,217	16,374,713
TJX Companies Inc. (The)	514,933	10,592,172
Walgreen Co.	709,204	17,496,063
Wal-Mart Stores Inc.	1,739,688	97,526,909
Yum! Brands Inc.	571,399	17,999,069

		366,969,618
SAVINGS & LOANS—0.13%
Hudson City Bancorp Inc.	399,208	6,371,360

		6,371,360
SEMICONDUCTORS—2.25%
Advanced Micro Devices Inc.(a)(b)	269,550	582,228
Altera Corp.	367,407	6,139,371
Applied Materials Inc.	1,193,381	12,088,950
Broadcom Corp. Class A(a)	246,456	4,182,358
Intel Corp.	3,297,438	48,340,441
LSI Corp.(a)	298,525	982,147
MEMC Electronic Materials Inc.(a)	276,691	3,951,147
National Semiconductor Corp.	239,644	2,413,215
Novellus Systems Inc.(a)	50,347	621,282
NVIDIA Corp.(a)	419,329	3,383,985
QLogic Corp.(a)(b)	101,854	1,368,918
Texas Instruments Inc.	1,601,364	24,853,169
Xilinx Inc.	195,655	3,486,572

		112,393,783
SOFTWARE—7.58%
Adobe Systems Inc.(a)	655,829	13,962,599
Autodesk Inc.(a)	279,283	5,487,911
Automatic Data Processing Inc.	326,067	12,827,476
BMC Software Inc.(a)	231,518	6,230,149
CA Inc.	286,941	5,317,017
Citrix Systems Inc.(a)	148,584	3,502,125
Compuware Corp.(a)	302,391	2,041,139
Dun & Bradstreet Corp. (The)	66,525	5,135,730
Electronic Arts Inc.(a)	171,083	2,744,171
Fiserv Inc.(a)	197,879	7,196,859
IMS Health Inc.	223,964	3,395,294
Intuit Inc.(a)	395,709	9,413,917
MasterCard Inc. Class A(b)	89,367	12,773,225
Microsoft Corp.	9,448,186	183,672,736
Novell Inc.(a)	212,303	825,859
Oracle Corp.(a)	4,838,200	85,781,286
Paychex Inc.	396,334	10,415,658
Salesforce.com Inc.(a)	129,364	4,140,942
Total System Services Inc.	242,361	3,393,054

		378,257,147
TELECOMMUNICATIONS—4.42%
American Tower Corp. Class A(a)	122,905	3,603,575
Cisco Systems Inc.(a)	7,231,284	117,869,929
Harris Corp.	166,217	6,324,557
Juniper Networks Inc.(a)	242,010	4,237,595
Motorola Inc.	2,797,646	12,393,572
QUALCOMM Inc.	2,044,632	73,259,165
Sprint Nextel Corp.(a)	1,229,221	2,249,474
Tellabs Inc.(a)	187,518	772,574

		220,710,441

TEXTILES—0.04%
Cintas Corp.	78,343	1,819,908

		1,819,908
TRANSPORTATION—1.88%
Burlington Northern Santa Fe Corp.	190,732	14,440,320
C.H. Robinson Worldwide Inc.	209,273	11,516,293
Expeditors International Washington Inc.	262,122	8,720,799
FedEx Corp.	195,998	12,573,272
Norfolk Southern Corp.	201,178	9,465,425
United Parcel Service Inc. Class B	676,057	37,291,304

		94,007,413

TOTAL COMMON STOCKS
(Cost: $6,410,822,217)		4,985,935,468

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.22%

MONEY MARKET FUNDS—1.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	49,957,584	49,957,584
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	8,106,972	8,106,972
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	2,803,666	2,803,666

		60,868,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,868,222)		60,868,222

TOTAL INVESTMENTS IN SECURITIES—101.07%
(Cost: $6,471,690,439)		5,046,803,690
Other Assets, Less Liabilities—(1.07)%		(53,625,659)

NET ASSETS—100.00%		$4,993,178,031

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.64%

ADVERTISING—0.13%
Interpublic Group of Companies Inc. (The)(a)(b)	387,678	$1,535,205
Omnicom Group Inc.	90,594	2,438,791

		3,973,996
AEROSPACE & DEFENSE—2.36%
Boeing Co. (The)	302,687	12,915,654
General Dynamics Corp.	132,462	7,628,487
Goodrich Corp.	99,999	3,701,963
L-3 Communications Holdings Inc.	33,802	2,493,912
Northrop Grumman Corp.	264,776	11,925,511
Raytheon Co.	335,311	17,114,273
United Technologies Corp.	331,017	17,742,511

		73,522,311
AGRICULTURE—4.47%
Altria Group Inc.	1,668,454	25,126,917
Archer-Daniels-Midland Co.	519,485	14,976,753
Lorillard Inc.	135,980	7,662,473
Monsanto Co.	177,505	12,487,477
Philip Morris International Inc.	1,638,090	71,273,296
Reynolds American Inc.	136,620	5,507,152
UST Inc.	29,964	2,078,902

		139,112,970
AIRLINES—0.10%
Southwest Airlines Co.	366,584	3,159,954

		3,159,954
APPAREL—0.17%
Jones Apparel Group Inc.	66,749	391,149
Polo Ralph Lauren Corp.	19,183	871,100
VF Corp.	71,524	3,917,370

		5,179,619
AUTO MANUFACTURERS—0.18%
Ford Motor Co.(a)(b)	1,937,157	4,436,090
General Motors Corp.(b)	352,766	1,128,851

		5,564,941
AUTO PARTS & EQUIPMENT—0.32%
Goodyear Tire & Rubber Co. (The)(a)	193,138	1,153,034
Johnson Controls Inc.	480,889	8,732,944

		9,885,978
BANKS—10.07%
Bank of America Corp.	5,161,594	72,675,244
Bank of New York Mellon Corp. (The)	929,259	26,325,907

BB&T Corp.	447,446	12,286,867
Comerica Inc.	122,309	2,427,834
Discover Financial Services LLC	160,095	1,525,705
Fifth Third Bancorp	469,048	3,874,337
First Horizon National Corp.(b)	93,664	990,029
Huntington Bancshares Inc.	297,547	2,279,210
KeyCorp	402,133	3,426,173
M&T Bank Corp.(b)	62,696	3,599,377
Marshall & Ilsley Corp.	211,489	2,884,710
National City Corp.	22,762	41,199
Northern Trust Corp.	97,797	5,099,136
PNC Financial Services Group Inc. (The)	345,627	16,935,723
Regions Financial Corp.	561,878	4,472,549
State Street Corp.	188,677	7,420,666
SunTrust Banks Inc.	286,562	8,465,042
U.S. Bancorp	1,420,768	35,533,408
Wachovia Corp.	24,130	133,680
Wells Fargo & Co.	3,412,048	100,587,175
Zions Bancorporation(b)	93,758	2,298,009

		313,281,980
BEVERAGES—1.15%
Brown-Forman Corp. Class B	33,962	1,748,703
Coca-Cola Co. (The)	467,247	21,152,272
Coca-Cola Enterprises Inc.	257,661	3,099,662
Constellation Brands Inc. Class A(a)	90,566	1,428,226
Dr. Pepper Snapple Group Inc.(a)	79,246	1,287,748
Molson Coors Brewing Co. Class B	120,330	5,886,544
Pepsi Bottling Group Inc.	50,489	1,136,507

		35,739,662
BIOTECHNOLOGY—0.31%
Genzyme Corp.(a)	102,842	6,825,624
Life Technologies Corp.(a)	76,387	1,780,581
Millipore Corp.(a)	19,756	1,017,829

		9,624,034
BUILDING MATERIALS—0.10%
Masco Corp.	292,359	3,253,956

		3,253,956
CHEMICALS—1.83%
Air Products and Chemicals Inc.	169,596	8,525,591
CF Industries Holdings Inc.	14,831	729,092
Dow Chemical Co. (The)	748,067	11,288,331
E.I. du Pont de Nemours and Co.	730,730	18,487,469
Eastman Chemical Co.	58,421	1,852,530
International Flavors & Fragrances Inc.	26,664	792,454
PPG Industries Inc.	132,718	5,631,225
Praxair Inc.	89,996	5,342,163
Rohm and Haas Co.	44,649	2,758,862
Sigma-Aldrich Corp.	33,182	1,401,608

		56,809,325
COAL—0.08%
Massey Energy Co.	69,387	956,847
Peabody Energy Corp.	71,579	1,628,422

		2,585,269

COMMERCIAL SERVICES—0.66%
Convergys Corp.(a)	99,654	638,782
H&R Block Inc.	274,050	6,226,416
McKesson Corp.	223,302	8,648,486
Monster Worldwide Inc.(a)	62,033	749,979
Moody’s Corp.	97,287	1,954,496
R.R. Donnelley & Sons Co.	166,633	2,262,876

		20,481,035
COMPUTERS—2.13%
Affiliated Computer Services Inc. Class A(a)	27,281	1,253,562
Computer Sciences Corp.(a)	123,019	4,322,888
EMC Corp.(a)	544,357	5,699,418
Hewlett-Packard Co.	694,131	25,190,014
International Business Machines Corp.	315,489	26,551,554
Sun Microsystems Inc.(a)	600,246	2,292,940
Teradata Corp.(a)	73,101	1,084,088

		66,394,464
COSMETICS & PERSONAL CARE—1.44%
Procter & Gamble Co. (The)	725,283	44,836,995

		44,836,995
DISTRIBUTION & WHOLESALE—0.23%
Genuine Parts Co.	129,467	4,901,621
W.W. Grainger Inc.	29,424	2,319,788

		7,221,409
DIVERSIFIED FINANCIAL SERVICES—5.67%
American Express Co.	309,364	5,738,702
Ameriprise Financial Inc.	175,912	4,109,304
Capital One Financial Corp.	317,072	10,111,426
Charles Schwab Corp. (The)	250,793	4,055,323
CIT Group Inc.	295,454	1,341,361
Citigroup Inc.	4,412,802	29,609,901
E*TRADE Financial Corp.(a)(b)	236,541	272,022
Federated Investors Inc. Class B	20,233	343,152
Invesco Ltd.	311,251	4,494,464
Janus Capital Group Inc.	125,430	1,007,203
JPMorgan Chase & Co.	3,022,125	95,287,601
Legg Mason Inc.	114,864	2,516,670
Merrill Lynch & Co. Inc.	17,879	208,112
Morgan Stanley	860,045	13,795,122
NASDAQ OMX Group Inc. (The)(a)	47,671	1,177,950
T. Rowe Price Group Inc.	63,023	2,233,535

		176,301,848
ELECTRIC—8.02%
AES Corp. (The)(a)	544,182	4,484,060
Allegheny Energy Inc.	136,817	4,632,624
Ameren Corp.	170,898	5,684,068
American Electric Power Co. Inc.	326,745	10,874,074
CenterPoint Energy Inc.	279,534	3,527,719
CMS Energy Corp.	183,933	1,859,563
Consolidated Edison Inc.	221,454	8,621,204
Constellation Energy Group Inc.	144,888	3,635,240
Dominion Resources Inc.	470,786	16,872,970
DTE Energy Co.	132,380	4,721,995
Duke Energy Corp.	1,024,672	15,380,327
Dynegy Inc. Class A(a)	412,101	824,202
Edison International	263,678	8,469,337

Entergy Corp.	153,325	12,745,907
Exelon Corp.	532,767	29,627,173
FirstEnergy Corp.	246,865	11,992,702
FPL Group Inc.	330,991	16,658,777
Integrys Energy Group Inc.	62,100	2,669,058
Pepco Holdings Inc.	175,644	3,119,437
PG&E Corp.	292,311	11,315,359
Pinnacle West Capital Corp.	81,914	2,631,897
PPL Corp.	303,539	9,315,612
Progress Energy Inc.	212,917	8,484,742
Public Service Enterprise Group Inc.	409,843	11,955,120
SCANA Corp.	93,841	3,340,740
Southern Co. (The)	627,236	23,207,732
TECO Energy Inc.	172,968	2,136,155
Wisconsin Energy Corp.	94,959	3,986,379
Xcel Energy Inc.	363,162	6,736,655

		249,510,828
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
Emerson Electric Co.	248,341	9,091,764
Molex Inc.	114,568	1,660,090

		10,751,854
ELECTRONICS—0.48%
Jabil Circuit Inc.	167,897	1,133,305
PerkinElmer Inc.	94,525	1,314,843
Thermo Fisher Scientific Inc.(a)	193,706	6,599,563
Tyco Electronics Ltd.	369,967	5,997,165

		15,044,876
ENGINEERING & CONSTRUCTION—0.18%
Fluor Corp.	75,216	3,374,942
Jacobs Engineering Group Inc.(a)	43,700	2,101,970

		5,476,912
ENTERTAINMENT—0.09%
International Game Technology Inc.	238,962	2,841,258

		2,841,258
ENVIRONMENTAL CONTROL—0.56%
Republic Services Inc.	119,986	2,974,453
Stericycle Inc.(a)	26,088	1,358,663
Waste Management Inc.	397,285	13,166,025

		17,499,141
FOOD—2.69%
ConAgra Foods Inc.	361,440	5,963,760
Dean Foods Co.(a)	42,699	767,301
General Mills Inc.	124,341	7,553,716
H.J. Heinz Co.	104,704	3,936,870
J.M. Smucker Co. (The)	96,190	4,170,798
Kraft Foods Inc. Class A	1,189,627	31,941,485
Kroger Co. (The)	316,808	8,366,899
McCormick & Co. Inc. NVS	46,989	1,497,070
Safeway Inc.	346,910	8,246,051
Sara Lee Corp.	571,343	5,593,448
SUPERVALU Inc.	172,120	2,512,952
Tyson Foods Inc. Class A	245,597	2,151,430
Whole Foods Market Inc.(b)	112,032	1,057,582

		83,759,362

FOREST PRODUCTS & PAPER—0.50%
International Paper Co.	347,209	4,097,066
MeadWestvaco Corp.	138,946	1,554,806
Plum Creek Timber Co. Inc.	135,044	4,691,429
Weyerhaeuser Co.	171,540	5,250,839

		15,594,140
GAS—0.39%
Nicor Inc.	36,173	1,256,650
NiSource Inc.	222,854	2,444,708
Sempra Energy	197,154	8,404,675

		12,106,033
HAND & MACHINE TOOLS—0.13%
Snap-On Inc.	46,713	1,839,558
Stanley Works (The)	64,044	2,183,900

		4,023,458
HEALTH CARE - PRODUCTS—1.39%
Baxter International Inc.	231,043	12,381,594
Becton, Dickinson and Co.	88,440	6,048,412
Boston Scientific Corp.(a)	767,941	5,943,863
C.R. Bard Inc.	27,271	2,297,854
Covidien Ltd.	407,816	14,779,252
DENTSPLY International Inc.	61,142	1,726,650

		43,177,625
HEALTH CARE - SERVICES—0.66%
Aetna Inc.	186,778	5,323,173
Coventry Health Care Inc.(a)	39,161	582,716
Humana Inc.(a)	55,802	2,080,299
Quest Diagnostics Inc.	51,317	2,663,865
Tenet Healthcare Corp.(a)	332,220	382,053
WellPoint Inc.(a)	226,671	9,549,649

		20,581,755
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	58,030	1,148,994

		1,148,994
HOME BUILDERS—0.13%
Centex Corp.	59,630	634,463
D.R. Horton Inc.(b)	148,077	1,046,904
KB Home	25,047	341,140
Lennar Corp. Class A	112,772	977,733
Pulte Homes Inc.	88,341	965,567

		3,965,807
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	20,230	338,448
Whirlpool Corp.	59,726	2,469,670

		2,808,118
HOUSEHOLD PRODUCTS & WARES—0.66%
Avery Dennison Corp.	86,366	2,826,759
Clorox Co. (The)	112,167	6,231,999
Fortune Brands Inc.	121,443	5,013,167
Kimberly-Clark Corp.	123,805	6,529,476

		20,601,401

HOUSEWARES—0.07%
Newell Rubbermaid Inc.	225,294	2,203,375

		2,203,375
INSURANCE—4.49%
Aflac Inc.	165,944	7,606,872
Allstate Corp. (The)	434,045	14,219,314
American International Group Inc.	2,185,233	3,430,816
Aon Corp.	130,866	5,977,959
Assurant Inc.	95,569	2,867,070
Chubb Corp.	143,888	7,338,288
CIGNA Corp.	223,333	3,763,161
Cincinnati Financial Corp.	131,869	3,833,432
Genworth Financial Inc. Class A	345,782	978,563
Hartford Financial Services Group Inc. (The)	244,687	4,017,761
Lincoln National Corp.	207,829	3,915,498
Loews Corp.	170,460	4,815,495
Marsh & McLennan Companies Inc.	416,188	10,100,883
MBIA Inc.(a)(b)	74,545	303,398
MetLife Inc.	642,630	22,402,082
Principal Financial Group Inc.	209,762	4,734,328
Prudential Financial Inc.	343,285	10,387,804
Torchmark Corp.	38,456	1,718,983
Travelers Companies Inc. (The)	473,330	21,394,516
Unum Group	268,880	5,001,168
XL Capital Ltd. Class A	263,298	974,203

		139,781,594
INTERNET—0.22%
Expedia Inc.(a)	94,243	776,562
McAfee Inc.(a)(b)	63,283	2,187,693
Symantec Corp.(a)	283,551	3,833,610

		6,797,865
INVESTMENT COMPANIES—0.02%
American Capital Ltd.(b)	168,035	544,433

		544,433
IRON & STEEL—0.16%
AK Steel Holding Corp.	88,679	826,488
Allegheny Technologies Inc.	29,811	761,075
United States Steel Corp.	93,875	3,492,150

		5,079,713
LEISURE TIME—0.32%
Carnival Corp.	353,686	8,601,644
Harley-Davidson Inc.	78,335	1,329,345

		9,930,989
LODGING—0.16%
Marriott International Inc. Class A	69,216	1,346,251
Starwood Hotels & Resorts Worldwide Inc.	148,207	2,652,905
Wyndham Worldwide Corp.	140,610	920,996

		4,920,152
MACHINERY—0.32%
Cummins Inc.	45,040	1,203,919
Deere & Co.	145,487	5,575,062
Flowserve Corp.	45,720	2,354,580

Manitowoc Co. Inc. (The)	103,362	895,115

		10,028,676
MANUFACTURING—6.55%
Cooper Industries Ltd.	140,096	4,095,006
Dover Corp.	150,997	4,970,821
Eastman Kodak Co.	214,985	1,414,601
Eaton Corp.	133,353	6,628,978
General Electric Co.	8,504,525	137,773,305
Honeywell International Inc.	588,150	19,308,965
Illinois Tool Works Inc.	156,348	5,479,997
Ingersoll-Rand Co. Ltd. Class A	257,832	4,473,385
ITT Industries Inc.	63,316	2,911,903
Leggett & Platt Inc.	127,008	1,929,252
Pall Corp.	49,965	1,420,505
Parker Hannifin Corp.	58,947	2,507,605
Textron Inc.	195,585	2,712,764
Tyco International Ltd.	382,716	8,266,666

		203,893,753
MEDIA—3.40%
CBS Corp. Class B	552,165	4,522,231
Comcast Corp. Class A	1,375,865	23,224,601
DIRECTV Group Inc. (The)(a)(b)	256,063	5,866,403
Gannett Co. Inc.	183,013	1,464,104
Meredith Corp.(b)	27,726	474,669
New York Times Co. (The) Class A(b)	95,096	697,054
News Corp. Class A	1,862,509	16,930,207
Scripps Networks Interactive Inc. Class A	40,376	888,272
Time Warner Inc.	2,904,978	29,224,079
Walt Disney Co. (The)	914,346	20,746,511
Washington Post Co. (The) Class B	4,845	1,890,761

		105,928,892
METAL FABRICATE & HARDWARE—0.08%
Precision Castparts Corp.	43,050	2,560,614

		2,560,614
MINING—0.73%
Alcoa Inc.	647,385	7,289,555
Newmont Mining Corp.	224,313	9,129,539
Vulcan Materials Co.(b)	89,066	6,197,212

		22,616,306
OFFICE & BUSINESS EQUIPMENT—0.23%
Pitney Bowes Inc.	57,878	1,474,731
Xerox Corp.	701,986	5,594,828

		7,069,559
OIL & GAS—1.95%
ConocoPhillips	434,599	22,512,228
Marathon Oil Corp.	222,477	6,086,971
Noble Corp.	66,568	1,470,487
Noble Energy Inc.	68,766	3,384,663
Occidental Petroleum Corp.	196,767	11,804,052
Pioneer Natural Resources Co.	38,785	627,541
Rowan Companies Inc.	91,962	1,462,196
Southwestern Energy Co.(a)	102,982	2,983,389
Tesoro Corp.	110,673	1,457,563
Valero Energy Corp.	417,671	9,038,400

		60,827,490

OIL & GAS SERVICES—0.39%
Halliburton Co.	346,869	6,306,078
National Oilwell Varco Inc.(a)	135,463	3,310,716
Weatherford International Ltd.(a)	231,217	2,501,768

		12,118,562
PACKAGING & CONTAINERS—0.21%
Bemis Co. Inc.	81,033	1,918,861
Owens-Illinois Inc.(a)	100,019	2,733,519
Pactiv Corp.(a)	51,456	1,280,225
Sealed Air Corp.	50,218	750,257

		6,682,862
PHARMACEUTICALS—11.02%
Abbott Laboratories	615,639	32,856,653
Allergan Inc.	127,027	5,121,729
AmerisourceBergen Corp.	126,861	4,523,863
Bristol-Myers Squibb Co.	1,602,976	37,269,192
Cardinal Health Inc.	291,136	10,035,458
Cephalon Inc.(a)(b)	29,904	2,303,804
Eli Lilly and Co.	810,175	32,625,747
Gilead Sciences Inc.(a)	253,302	12,953,864
Hospira Inc.(a)	68,212	1,829,446
King Pharmaceuticals Inc.(a)	116,366	1,235,807
Medco Health Solutions Inc.(a)	258,092	10,816,636
Merck & Co. Inc.	1,711,912	52,042,125
Mylan Inc.(a)(b)	116,680	1,153,965
Pfizer Inc.	5,459,794	96,692,952
Schering-Plough Corp.	1,316,370	22,417,781
Watson Pharmaceuticals Inc.(a)	56,195	1,493,101
Wyeth	463,640	17,391,136

		342,763,259
PIPELINES—0.65%
El Paso Corp.	569,446	4,458,762
Equitable Resources Inc.	36,230	1,215,517
Spectra Energy Corp.	494,405	7,781,935
Williams Companies Inc. (The)	468,029	6,777,060

		20,233,274
REAL ESTATE INVESTMENT TRUSTS—1.83%
Apartment Investment and Management Co. Class A	81,569	942,122
AvalonBay Communities Inc.(b)	62,618	3,793,398
Boston Properties Inc.	98,084	5,394,620
Developers Diversified Realty Corp.	96,527	471,052
Equity Residential	219,947	6,558,820
HCP Inc.	204,210	5,670,912
Host Hotels & Resorts Inc.	424,486	3,213,359
Kimco Realty Corp.	186,015	3,400,354
ProLogis	213,896	2,971,015
Public Storage	101,429	8,063,606
Simon Property Group Inc.	182,796	9,711,952
Vornado Realty Trust	111,098	6,704,764

		56,895,974
RETAIL—5.21%
AutoNation Inc.(a)(b)	85,234	842,112

Best Buy Co. Inc.	106,882	3,004,453
Big Lots Inc.(a)(b)	38,084	551,837
Costco Wholesale Corp.	195,708	10,274,670
CVS Caremark Corp.	546,660	15,711,008
Darden Restaurants Inc.	112,412	3,167,770
Family Dollar Stores Inc.	46,643	1,215,983
Gap Inc. (The)	211,778	2,835,707
Home Depot Inc.	508,042	11,695,127
J.C. Penney Co. Inc.	180,479	3,555,436
Kohl’s Corp.(a)	89,094	3,225,203
Limited Brands Inc.	219,949	2,208,288
Lowe’s Companies Inc.	343,870	7,400,082
Macy’s Inc.	341,623	3,535,798
McDonald’s Corp.	451,250	28,063,238
Nordstrom Inc.	52,576	699,787
Office Depot Inc.(a)	224,458	668,885
RadioShack Corp.	34,659	413,828
Staples Inc.	259,978	4,658,806
Target Corp.	298,639	10,312,005
Tiffany & Co.	99,650	2,354,730
Walgreen Co.	336,407	8,299,161
Wal-Mart Stores Inc.	669,873	37,553,080

		162,246,994
SAVINGS & LOANS—0.29%
Hudson City Bancorp Inc.	160,975	2,569,161
People’s United Financial Inc.	281,780	5,024,137
Sovereign Bancorp Inc.(a)	435,382	1,297,438

		8,890,736
SEMICONDUCTORS—2.03%
Advanced Micro Devices Inc.(a)(b)	311,759	673,399
Analog Devices Inc.	235,644	4,481,949
Applied Materials Inc.	305,173	3,091,403
Broadcom Corp. Class A(a)	198,418	3,367,153
Intel Corp.	2,341,978	34,333,397
KLA-Tencor Corp.	136,937	2,983,857
Linear Technology Corp.	179,215	3,964,236
LSI Corp.(a)	325,737	1,071,675
Microchip Technology Inc.	147,780	2,886,143
Micron Technology Inc.(a)(b)	614,187	1,621,454
Novellus Systems Inc.(a)	45,365	559,804
NVIDIA Corp.(a)	159,572	1,287,746
QLogic Corp.(a)	35,365	475,306
Teradyne Inc.(a)	137,336	579,558
Xilinx Inc.	93,571	1,667,435

		63,044,515
SOFTWARE—0.54%
Automatic Data Processing Inc.	197,242	7,759,500
CA Inc.	131,244	2,431,951
Citrix Systems Inc.(a)	49,382	1,163,934
Electronic Arts Inc.(a)	148,110	2,375,684
Fidelity National Information Services Inc.	153,849	2,503,123
Novell Inc.(a)	137,697	535,641

		16,769,833
TELECOMMUNICATIONS—8.31%
American Tower Corp. Class A(a)	240,641	7,055,594
AT&T Inc.	4,771,566	135,989,631

CenturyTel Inc.	81,397	2,224,580
Ciena Corp.(a)	72,912	488,510
Corning Inc.	1,258,701	11,995,421
Embarq Corp.	115,447	4,151,474
Frontier Communications Corp.	253,031	2,211,491
JDS Uniphase Corp.(a)	171,832	627,187
Juniper Networks Inc.(a)	269,353	4,716,371
Qwest Communications International Inc.(b)	1,189,793	4,330,847
Sprint Nextel Corp.(a)	1,508,954	2,761,386
Tellabs Inc.(a)	197,950	815,554
Verizon Communications Inc.	2,299,981	77,969,356
Windstream Corp.	356,924	3,283,701

		258,621,103
TEXTILES—0.04%
Cintas Corp.	54,802	1,273,050

		1,273,050
TOYS, GAMES & HOBBIES—0.24%
Hasbro Inc.	100,652	2,936,019
Mattel Inc.	291,068	4,657,088

		7,593,107
TRANSPORTATION—2.42%
Burlington Northern Santa Fe Corp.	102,195	7,737,183
CSX Corp.	319,372	10,370,009
FedEx Corp.	123,400	7,916,110
Norfolk Southern Corp.	167,771	7,893,626
Ryder System Inc.	45,242	1,754,485
Union Pacific Corp.	410,115	19,603,497
United Parcel Service Inc. Class B	362,650	20,003,774

		75,278,684

TOTAL COMMON STOCKS
(Cost: $4,380,494,046)		3,100,416,672

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.91%

MONEY MARKET FUNDS—0.91%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	21,668,667	21,668,667
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	4,713,762	4,713,762
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	1,898,176	1,898,176

		28,280,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,280,605)		28,280,605

TOTAL INVESTMENTS IN SECURITIES—100.55%
(Cost: $4,408,774,651)		3,128,697,277
Other Assets, Less Liabilities—(0.55)%		(17,057,150)

NET ASSETS—100.00%		$3,111,640,127

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.29%

CHINA—27.96%
China Communications Construction Co. Ltd. Class H	340,000	$419,396
China Construction Bank Class H(a)	2,584,000	1,416,996
China Life Insurance Co. Ltd. Class H(a)	578,000	1,756,329
China Mobile Ltd.	399,500	4,010,361
CNOOC Ltd.	1,224,000	1,143,423
Industrial and Commercial Bank of China Ltd. Class H	3,553,000	1,870,434
PetroChina Co. Ltd. Class H	1,632,000	1,429,806

		12,046,745
HONG KONG—17.12%
BOC Hong Kong (Holdings) Ltd.	255,000	288,883
Cheung Kong (Holdings) Ltd.	119,000	1,125,481
CLP Holdings Ltd.	144,500	980,710
Esprit Holdings Ltd.	79,900	452,583
Hang Seng Bank Ltd.	54,400	713,850
Hong Kong and China Gas Co. Ltd. (The)	306,000	461,949
Hong Kong Exchanges and Clearing Ltd.	85,000	807,205
Hutchison Whampoa Ltd.	170,000	852,172
Li & Fung Ltd.	204,000	349,555
Sun Hung Kai Properties Ltd.	119,000	991,897
Swire Pacific Ltd. Class A	51,000	351,068

		7,375,353
SINGAPORE—9.50%
DBS Group Holdings Ltd.	85,000	496,755
Keppel Corp. Ltd.	102,000	306,549
Oversea-Chinese Banking Corp.	204,000	706,549
Singapore Airlines Ltd.	36,000	281,354
Singapore Telecommunications Ltd.	561,000	992,920
United Overseas Bank Ltd.	102,000	914,690
Wilmar International Ltd.	204,000	395,044

		4,093,861
SOUTH KOREA—23.42%
Hyundai Heavy Industries Co. Ltd.(b)	3,060	484,673
Hyundai Motor Co. Ltd.(b)	12,920	405,177
KB Financial Group Inc.(b)	26,860	718,655
Korea Electric Power Corp.(b)	19,890	467,424
KT&G Corp.(b)	10,885	683,580
LG Electronics Inc.(b)	7,480	444,209
POSCO	5,440	1,641,221
Samsung C&T Corp.(b)	10,540	332,212
Samsung Electronics Co. Ltd.	9,520	3,408,773
Shinhan Financial Group Ltd.(b)	30,940	729,561
SK Energy Co. Ltd.(b)	4,935	295,030

SK Telecom Co. Ltd. ADR	26,435	480,588

		10,091,103
TAIWAN—21.29%
ASUSTeK Computer Inc.	323,507	362,760
AU Optronics Corp.	663,499	499,373
Cathay Financial Holding Co. Ltd.	493,750	549,146
China Steel Corp.	731,600	514,960
Chunghwa Telecom Co. Ltd.	442,459	721,298
Formosa Chemicals & Fibre Co.	357,000	435,127
Formosa Plastics Corp.	391,000	519,459
Hon Hai Precision Industry Co. Ltd.	502,900	983,795
HTC Corp.	52,300	521,120
MediaTek Inc.	85,500	574,464
Nan Ya Plastic Corp.	493,000	530,285
Taiwan Semiconductor Manufacturing Co. Ltd.	2,006,999	2,715,301
United Microelectronics Corp.	1,071,430	242,572

		9,169,660

TOTAL COMMON STOCKS
(Cost: $60,553,371)		42,776,722

Security	Shares	Value

RIGHTS—0.21%

SINGAPORE—0.21%
DBS Group Holdings Ltd.(b)(c)	42,500	88,495

		88,495

TOTAL RIGHTS
(Cost: $156,978)		88,495

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.35%

MONEY MARKET FUNDS—3.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	1,211,406	1,211,406
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	186,405	186,405
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	44,854	44,854

		1,442,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,442,665)		1,442,665

TOTAL INVESTMENTS IN SECURITIES—102.85%
(Cost: $62,153,014)		44,307,882
Other Assets, Less Liabilities—(2.85)%		(1,227,386)

NET ASSETS—100.00%		$43,080,496

ADR  -  American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.29%

AUSTRALIA—14.03%
Abacus Property Group	242,122	$36,294
APN European Retail Property Group	144,788	6,461
Aspen Group Ltd.	84,421	25,898
Australand Property Group	202,160	35,941
Babcock & Brown Communities Ltd.	177,361	25,349
Babcock & Brown Japan Property Trust	181,748	43,083
Centro Retail Group	401,856	18,772
CFS Retail Property Trust	468,020	610,188
Challenger Diversified Property Group	102,116	42,361
Charter Hall Group	112,812	22,023
Commonwealth Property Office Fund	375,116	308,607
Dexus Property Group	797,664	456,028
FKP Property Group	54,796	19,293
Goodman Group	581,979	300,259
GPT Group (The)	1,007,048	645,945
ING Industrial Fund	243,802	23,797
ING Office Fund	395,052	223,098
ING Real Estate Community Living Group	57,288	1,997
Lend Lease Corp. Ltd.	97,692	490,398
Macquarie CountryWide Trust	306,544	44,882
Macquarie DDR Trust	271,824	11,940
Macquarie Leisure Trust Group	101,612	63,759
Macquarie Office Trust	497,952	83,321
Mirvac Group	320,744	286,237
Mirvac Real Estate Investment Trust	263,452	58,777
Stockland Corp. Ltd.	343,924	968,727
Sunland Group Ltd.	48,300	25,088
Tishman Speyer Office Fund	120,428	14,693
Valad Property Group	324,604	11,995
Westfield Group	457,772	4,133,104

		9,038,315
AUSTRIA—1.02%
Atrium European Real Estate Ltd.(a)	50,764	182,056
CA Immo International AG	3,573	14,056
CA Immobilien Anlagen AG(a)	25,816	150,719
conwert Immobilien Invest SE(a)	29,093	129,410
Immoeast AG(a)	91,214	58,324
IMMOFINANZ AG(a)(b)	92,141	62,759
Sparkassen Immobilien AG(a)	21,364	58,800

		656,124
BELGIUM—0.94%
Befimmo SCA	3,018	280,238
Cofinimmo SA	2,469	324,396

		604,634

CANADA—2.68%
Artis Real Estate Investment Trust	5,600	33,387
Boardwalk Real Estate Investment Trust	7,392	153,049
Brookfield Properties Corp.	48,419	364,760
Calloway Real Estate Investment Trust	12,320	113,270
Canadian Apartment Properties Real Estate Investment Trust	1,400	17,850
Canadian Real Estate Investment Trust	11,340	207,326
Chartwell Seniors Housing Real Estate Investment Trust	23,996	104,964
Cominar Real Estate Investment Trust	4,200	54,503
Dundee Real Estate Investment Trust	1,540	15,718
Extendicare Real Estate Investment Trust	6,720	31,844
First Capital Realty Inc.	2,940	45,178
H&R Real Estate Investment Trust	23,072	139,236
Melcor Developments Ltd.	2,268	8,414
MI Developments Inc. Class A	12,982	95,590
RioCan Real Estate Investment Trust	30,744	340,189

		1,725,278
CHINA—0.26%
Hopson Development Holdings Ltd.	168,000	121,390
RREEF China Commercial Trust	140,000	47,689

		169,079
DENMARK—0.12%
Jeudan A/S	560	47,689
TK Development A/S(a)	7,252	27,087

		74,776
FINLAND—0.34%
Citycon OYJ	41,916	97,886
Sponda OYJ	19,880	85,666
Technopolis OYJ	8,176	32,731

		216,283
FRANCE—7.75%
ANF SA	2,113	76,367
Fonciere des Regions	5,432	369,987
GAGFAH SA	19,040	106,396
Gecina SA	2,968	204,798
Icade	4,480	370,532
Klepierre	18,813	457,643
Mercialys	4,564	143,696
Orco Property Group(b)	1,978	17,789
ProLogis European Properties	28,980	129,310
Societe de la Tour Eiffel	1,456	68,004
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,492	230,495
Unibail-Rodamco	19,012	2,814,543

		4,989,560
GERMANY—1.03%
Alstria Office REIT AG	3,808	26,202
Colonia Real Estate AG	3,696	14,694
Deutsche EuroShop AG	8,540	288,466
Deutsche Wohnen AG Bearer(a)	5,908	77,936
DIC Asset AG	4,648	40,187
IVG Immobilien AG	21,924	174,320
PATRIZIA Immobilien AG(a)	4,872	11,039

TAG Immobilien AG	4,004	11,076
Vivacon AG	3,416	18,519

		662,439
HONG KONG—20.97%
Champion REIT(b)	560,000	150,293
Cheung Kong (Holdings) Ltd.(b)	336,000	3,177,828
Chinese Estates Holdings Ltd.	196,000	222,549
Far East Consortium International Ltd.	308,000	42,125
Great Eagle Holdings Ltd.	84,000	93,319
Hang Lung Development Co. Ltd.	196,000	593,043
Hang Lung Properties Ltd.	448,000	973,435
Henderson Land Development Co. Ltd.	231,929	858,863
HKR International Ltd.	246,400	53,730
Hongkong Land Holdings Ltd.	308,000	763,840
Hopewell Holdings Ltd.	168,000	552,760
Hysan Development Co. Ltd.	140,000	226,162
K. Wah International Holdings Ltd.(b)	308,000	50,074
Kerry Properties Ltd.	154,000	410,325
Kowloon Development Co. Ltd.(b)	112,000	42,198
Link REIT (The)	518,000	855,513
Neo-China Land Group (Holdings) Ltd.	69,000	44,070
New World China Land Ltd.(b)	280,000	85,262
Regal Real Estate Investment Trust	308,000	38,549
Shui On Land Ltd.	462,000	146,048
Sino Land Co. Ltd.	560,000	579,495
Sinolink Worldwide Holdings Ltd.	448,000	36,417
SRE Group Ltd.	392,000	26,301
Sun Hung Kai Properties Ltd.	336,000	2,800,650
Sunlight Real Estate Investment Trust	336,000	60,695
Tian An China Investments Co. Ltd.	229,200	54,711
Tomson Group Ltd.	163,128	30,520
Wheelock and Co. Ltd.	196,000	429,924
Wheelock Properties Ltd.	280,000	109,107

		13,507,806
ITALY—0.36%
Beni Stabili SpA	192,976	132,782
Immobiliare Grande Distribuzione SpA	42,680	61,997
Pirelli & C. Real Estate SpA	5,292	29,829
Risanamento SpA(a)	13,951	8,300

		232,908
JAPAN—30.01%
AEON Mall Co. Ltd.	16,800	317,096
Creed Office Investment Corp.	28	28,726
DA Office Investment Corp.	84	178,101
Daibiru Corp.	14,000	146,718
Daito Trust Construction Co. Ltd.	19,600	1,011,892
Daiwa House Industry Co. Ltd.	112,000	1,068,726
Frontier Real Estate Investment Corp.	28	152,896
Fukuoka REIT Corp.	28	111,506
Global One Real Estate Investment Corp.	28	230,734
Hankyu REIT Inc.	28	129,421
Heiwa Real Estate Co. Ltd.	42,000	106,564
Japan Excellent Inc.	28	118,919
Japan Logistics Fund Inc.	28	167,104
Japan Prime Realty Investment Corp.	112	259,706
Japan Real Estate Investment Corp.	84	737,606
Japan Retail Fund Investment Corp.	84	356,757

Kenedix Realty Investment Corp.	56	153,019
Leopalace21 Corp.	30,800	305,452
MID REIT Inc.	56	105,822
Mitsubishi Estate Co. Ltd.	280,000	4,469,498
Mitsui Fudosan Co. Ltd.	196,000	3,158,919
Mori Hills REIT Investment Corp.	28	92,571
MORI TRUST Sogo REIT Inc.(b)	28	229,189
Nippon Accommodations Fund Inc.	28	118,301
Nippon Building Fund Inc.	112	1,208,340
Nippon Commercial Investment Corp.	84	87,568
Nippon Residential Investment Corp.	56	51,274
Nomura Real Estate Holdings Inc.	11,200	216,463
Nomura Real Estate Office Fund Inc.	56	357,066
NTT Urban Development Corp.	280	293,436
ORIX JREIT Inc.	56	260,695
Premier Investment Co.	28	86,826
re-plus residential investment inc.	28	23,197
Sankei Building Co. Ltd. (The)	5,600	30,517
Shoei Co. Ltd.	11,200	113,544
Sumitomo Realty & Development Co. Ltd.	88,000	1,275,587
Sun Frontier Fudousan Co. Ltd.	28	9,375
TOC Co. Ltd.	28,000	142,085
Toho Real Estate Co. Ltd.	5,600	38,487
Tokyo Tatemono Co. Ltd.	56,000	248,958
Tokyo Theatres Co. Inc.(b)	28,000	61,467
Tokyu Land Corp.	84,000	310,425
TOKYU REIT Inc.	56	341,004
Top REIT Inc.	56	199,537
United Urban Investment Corp.	56	216,834

		19,327,928
NETHERLANDS—2.44%
Corio NV	10,984	502,175
Eurocommercial Properties NV	6,216	207,373
Nieuwe Steen Investments NV	8,051	125,454
Plaza Centers NV	14,502	11,728
VastNed Offices/Industrial NV	7,028	67,017
VastNed Retail NV	4,928	246,606
Wereldhave NV	4,704	411,944

		1,572,297
NEW ZEALAND—0.26%
Kiwi Income Property Trust	280,178	165,373

		165,373
NORWAY—0.05%
Norwegian Property ASA	33,656	29,224

		29,224
SINGAPORE—5.51%
Allgreen Properties Ltd.	228,000	68,048
Ascendas India Trust	112,000	35,370
Ascendas Real Estate Investment Trust	224,000	213,000
Ascott Residence Trust	84,000	33,816
Bukit Sembawang Estates Ltd.	28,000	78,320
Cambridge Industrial Trust	224,000	42,755
CapitaCommercial Trust	196,000	121,756
CapitaLand Ltd.	392,000	846,170
CapitaMall Trust Management Ltd.	280,000	309,006
CapitaRetail China Trust	84,000	34,982

CDL Hospitality Trusts	140,000	70,935
City Developments Ltd.	140,000	618,983
Frasers Centrepoint Trust	84,000	36,731
Frasers Commercial Trust	168,000	27,402
GuocoLand Ltd.(b)	56,000	44,310
Ho Bee Investment Ltd.	56,000	14,770
Hong Fok Corp. Ltd.(a)	84,400	12,888
Keppel Land Ltd.	84,000	99,115
Macquarie Prime REIT	252,000	90,953
Mapletree Logistics Trust(b)	364,000	88,426
Singapore Land Ltd.	28,000	68,409
Suntec REIT(b)	336,000	165,581
United Industrial Corp. Ltd.	168,000	122,436
UOL Group Ltd.	112,000	172,577
Wheelock Properties (Singapore) Ltd.	84,000	60,635
Wing Tai Holdings Ltd.	127,000	73,163

		3,550,537
SPAIN—0.44%
Inmobiliaria Colonial SA(a)(b)	204,636	45,513
Metrovacesa SA	3,136	161,203
Realia Business SA	36,260	78,125

		284,841
SWEDEN—1.65%
Castellum AB	42,788	328,703
Fabege AB	34,328	130,229
Hufvudstaden AB Class A	25,620	178,998
Kungsleden AB	36,708	250,663
Lennart Wallenstam Byggnads AB Class B	10,948	93,449
Wihlborgs Fastigheter AB	6,272	79,313

		1,061,355
SWITZERLAND—1.75%
Allreal Holding AG Registered	1,680	168,892
Mobimo Holding AG Registered(a)	1,680	223,348
PSP Swiss Property AG Registered(a)	9,940	492,167
Swiss Prime Site AG Registered(a)	5,124	244,562

		1,128,969
UNITED KINGDOM—7.68%
A&J Mucklow Group PLC	5,348	16,993
Big Yellow Group PLC	22,736	78,044
British Land Co. PLC	118,860	941,609
Brixton PLC	63,420	120,360
Capital & Regional PLC	16,240	10,974
CLS Holdings PLC(a)	5,824	25,539
Daejan Holdings PLC	560	18,124
Derwent London PLC(b)	19,992	208,390
Development Securities PLC	14,168	54,897
Grainger PLC	25,312	49,221
Great Portland Estates PLC	40,320	150,722
Hammerson PLC(b)	67,984	522,930
Helical Bar PLC	22,848	91,979
Land Securities Group PLC	109,592	1,451,182
Liberty International PLC(b)	64,176	441,046
Local Shopping REIT PLC (The)	32,172	12,026
Mapeley Ltd.	1,876	2,832
Minerva PLC(a)	22,540	4,375
MWB Group Holdings PLC(a)	12,712	5,483

Primary Health Properties PLC	5,432	22,688
Quintain Estates and Development PLC	23,912	12,634
Safestore Holdings PLC	33,796	26,725
SEGRO PLC	105,112	373,278
Shaftesbury PLC	33,012	171,579
St. Modwen Properties PLC	17,556	29,658
UNITE Group PLC	31,864	67,001
Workspace Group PLC	39,424	35,001

		4,945,290

TOTAL COMMON STOCKS
(Cost: $125,983,793)		63,943,016

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.97%

MONEY MARKET FUNDS—5.97%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	3,648,383	3,648,383
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	196,058	196,058
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	1,800	1,800

		3,846,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,846,241)		3,846,241

TOTAL INVESTMENTS IN SECURITIES—105.26%
(Cost: $129,830,034)		67,789,257
Other Assets, Less Liabilities—(5.26)%		(3,388,107)

NET ASSETS—100.00%		$64,401,150

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.42%

AUSTRIA—0.32%
Erste Group Bank AG	51,410	$1,157,692
OMV AG	39,576	1,029,836
Telekom Austria AG	79,968	1,144,943
voestalpine AG	27,608	577,183

		3,909,654
BELGIUM—1.15%
AGFA-Gevaert NV(a)	41,209	106,546
Anheuser-Busch InBev NV	132,948	3,064,056
Belgacom SA	43,480	1,651,808
Delhaize Group	24,922	1,531,213
Dexia SA(b)	255,000	1,134,281
Fortis	547,084	706,480
Groupe Bruxelles Lambert SA	21,624	1,709,123
KBC Group NV	52,632	1,569,306
Solvay SA	15,038	1,108,935
UCB SA	27,525	891,484
Umicore	32,870	642,872

		14,116,104
DENMARK—1.05%
A.P. Moller - Maersk A/S Class B	302	1,584,828
Carlsberg A/S Class B	15,504	495,842
Danske Bank A/S	123,635	1,200,642
Novo Nordisk A/S Class B	121,176	6,132,744
Novozymes A/S Class B	11,021	860,332
Vestas Wind Systems A/S(a)	46,519	2,636,683

		12,911,071
FINLAND—1.85%
Fortum OYJ	109,993	2,328,603
Kone OYJ Class B	45,288	977,654
Metso OYJ	31,523	373,334
Nokia OYJ	953,496	14,712,019
Sampo OYJ Class A	79,465	1,462,495
Stora Enso OYJ Class R	157,488	1,208,417
UPM-Kymmene OYJ	132,135	1,653,068

		22,715,590
FRANCE—17.04%
Accor SA	50,184	2,449,213
Air France-KLM	38,055	485,078
Alcatel-Lucent(a)	565,837	1,205,768
ALSTOM	54,672	3,190,346
AXA	437,784	9,642,342
BNP Paribas	225,659	9,488,738
Bouygues SA	58,752	2,466,380

Cap Gemini SA	36,317	1,388,267
Carrefour SA	128,928	4,932,034
Casino Guichard-Perrachon SA	12,909	974,368
Christian Dior SA	12,332	689,969
Compagnie de Saint-Gobain	74,664	3,486,714
Compagnie Generale des Etablissements Michelin Class B	37,455	1,956,057
Credit Agricole SA	217,464	2,418,287
Dassault Systemes SA	13,834	621,608
Electricite de France	66,912	3,859,958
Essilor International SA(b)	50,592	2,360,824
European Aeronautic Defence and Space Co.(b)	93,840	1,569,221
France Telecom SA	469,200	13,018,141
GDF Suez	348,853	17,129,909
Groupe Danone	126,888	7,616,117
Hermes International(b)	18,768	2,608,846
Lafarge SA(b)	33,864	2,040,600
Lagardere SCA	29,897	1,205,191
L’Air Liquide SA	64,072	5,829,192
L’Oreal SA	62,016	5,370,593
LVMH Moet Hennessy Louis Vuitton SA	62,575	4,155,148
Pernod Ricard SA	46,940	3,456,237
PPR SA	18,282	1,184,241
PSA Peugeot Citroen SA	41,073	693,686
Publicis Groupe SA	34,726	887,943
Renault SA	49,238	1,269,623
Safran SA	53,856	721,226
Sanofi-Aventis	256,224	16,169,853
Schneider Electric SA	61,200	4,508,766
SES SA	81,600	1,567,576
Societe Generale	142,800	7,145,969
Societe Television Francaise 1(b)	32,836	476,520
Sodexo	27,346	1,504,337
STMicroelectronics NV	155,135	1,030,785
Suez Environnement SA(a)	65,688	1,100,281
Technip SA	24,284	736,218
Thales SA	23,664	981,232
Thomson(a)	60,061	80,148
Total SA	585,888	31,688,834
Unibail-Rodamco	20,582	3,046,966
Valeo SA(b)	21,871	322,715
Vallourec SA	13,776	1,551,096
Veolia Environnement	88,128	2,719,552
Vinci SA	120,662	5,031,786
Vivendi	290,100	9,381,693

		209,416,192
GERMANY—13.15%
Adidas AG	50,160	1,892,334
Allianz SE Registered	113,815	11,865,641
BASF SE	229,220	8,835,534
Bayer AG	189,720	10,957,578
Bayerische Motoren Werke AG	77,115	2,316,456
Beiersdorf AG	25,296	1,476,834
Commerzbank AG	179,520	1,656,957
Daimler AG Registered	239,904	8,903,877
Deutsche Bank AG Registered	141,168	5,461,097
Deutsche Boerse AG	48,302	3,410,824
Deutsche Lufthansa AG Registered	65,688	1,021,755
Deutsche Post AG Registered	208,375	3,449,751
Deutsche Telekom AG Registered	735,216	10,986,360

E.ON AG	496,944	19,645,698
Fresenius Medical Care AG & Co. KGaA	44,806	2,074,633
Hochtief AG	11,424	567,549
Hypo Real Estate Holding AG(b)	42,432	179,897
Infineon Technologies AG(a)	186,170	248,434
K+S AG	33,456	1,858,825
Linde AG	34,680	2,885,185
MAN AG	23,522	1,266,018
Merck KGaA	16,399	1,470,533
METRO AG	26,615	1,056,981
Muenchener Rueckversicherungs-Gesellschaft AG Registered	51,408	7,932,026
Puma AG	1,642	320,229
RWE AG	109,752	9,718,121
Salzgitter AG	9,186	702,295
SAP AG	213,384	7,486,548
Siemens AG Registered	226,848	16,611,588
ThyssenKrupp AG	87,720	2,311,891
TUI AG	43,276	483,953
Volkswagen AG	36,312	12,618,874

		161,674,276
GREECE—0.44%
Hellenic Telecommunications Organization SA SP ADR	246,634	2,049,529
National Bank of Greece SA ADR	893,325	3,403,568

		5,453,097
IRELAND—0.42%
Allied Irish Banks PLC	287,685	692,221
Anglo Irish Bank Corp. PLC	211,770	50,337
Bank of Ireland	267,648	310,285
CRH PLC	139,821	3,469,294
Elan Corp. PLC(a)	121,904	705,770

		5,227,907
ITALY—5.26%
Alleanza Assicurazioni SpA	98,127	789,082
Assicurazioni Generali SpA	297,906	8,070,892
Atlantia SpA	62,832	1,144,149
Banca Monte dei Paschi di Siena SpA	880,533	1,867,801
Banca Popolare di Milano Scrl	107,304	623,853
Banco Popolare SpA	164,720	1,133,397
Enel SpA	1,044,860	6,568,514
Eni SpA	614,856	14,307,353
Fiat SpA	181,510	1,158,094
Finmeccanica SpA	101,004	1,528,963
Intesa Sanpaolo SpA	2,225,640	7,850,393
Luxottica Group SpA	37,336	657,559
Mediaset SpA	191,992	1,081,525
Mediobanca SpA	114,150	1,144,834
Mediolanum SpA(b)	58,909	248,116
Pirelli & C. SpA	509,218	186,162
Saipem SpA	59,976	985,429
Snam Rete Gas SpA	195,117	1,074,041
Telecom Italia SpA	2,488,806	3,978,500
UniCredito SpA	3,296,232	7,995,463
Unione di Banche Italiane ScpA	161,061	2,303,754

		64,697,874

NETHERLANDS—4.07%
Aegon NV	308,873	1,942,804
Akzo Nobel NV	66,768	2,732,352
ArcelorMittal	206,448	4,878,542
ASML Holding NV	104,448	1,851,146
Heineken NV	60,738	1,848,992
ING Groep NV	512,856	5,225,524
Koninklijke Ahold NV	296,017	3,616,895
Koninklijke DSM NV	44,709	1,138,857
Koninklijke KPN NV	428,400	6,181,263
Koninklijke Philips Electronics NV	245,616	4,721,818
Randstad Holding NV	26,523	536,434
Reed Elsevier NV	165,134	1,932,765
TNT NV	95,830	1,832,949
Unilever NV	423,504	10,207,915
Wolters Kluwer NV	75,973	1,429,909

		50,078,165
NORWAY—0.82%
DnB NOR ASA	183,600	707,959
Norsk Hydro ASA	165,479	656,991
Orkla ASA	195,701	1,270,278
Renewable Energy Corp. ASA(a)	32,769	301,852
StatoilHydro ASA	300,233	4,883,755
Telenor ASA	182,293	1,205,376
Yara International ASA	48,628	1,033,035

		10,059,246
PORTUGAL—0.56%
Banco Comercial Portugues SA Registered(a)	969,000	1,097,771
Banco Espirito Santo SA Registered	76,523	711,621
BRISA - Auto-estradas de Portugal SA	84,048	625,162
CIMPOR - Cimentos de Portugal SGPS SA(b)	82,008	396,703
Energias de Portugal SA	545,088	2,042,000
Portugal Telecom SGPS SA Registered(b)	235,057	1,983,318

		6,856,575
SPAIN—7.48%
Abertis Infraestructuras SA	73,848	1,293,420
Acciona SA	7,008	866,991
Acerinox SA	32,232	509,423
Actividades de Construcciones y Servicios SA(b)	54,264	2,462,779
Banco Bilbao Vizcaya Argentaria SA	930,648	11,202,985
Banco de Sabadell SA(b)	271,320	1,829,170
Banco Popular Espanol SA(b)	309,265	2,613,754
Banco Santander SA	1,985,935	18,633,705
Bankinter SA(b)	64,872	569,006
Gamesa Corporacion Tecnologica SA	35,088	621,382
Gas Natural SDG SA	65,280	1,750,422
Grupo Ferrovial SA	16,204	441,027
Iberdrola SA	1,238,413	11,258,322
Industria de Diseno Textil SA(b)	53,040	2,309,906
Red Electrica Corporacion SA	26,323	1,317,250
Repsol YPF SA	223,288	4,686,760
Sacyr Vallehermoso SA(b)	31,500	278,920
Telefonica SA	1,181,568	26,032,652
Union Fenosa SA	132,192	3,257,949

		91,935,823
SWEDEN—2.92%
Alfa Laval AB	78,336	668,654
Assa Abloy AB Class B	76,704	858,415

Atlas Copco AB Class A	163,337	1,378,707
Boliden AB	62,435	140,535
Electrolux AB Class B(b)	75,013	633,175
Hennes & Mauritz AB Class B	120,768	4,665,511
Holmen AB Class B	17,136	419,302
Investor AB Class B	109,790	1,624,369
Nordea Bank AB	514,488	3,558,760
Sandvik AB	260,453	1,613,844
Scania AB Class B	93,024	914,601
Securitas AB Class B	74,262	603,359
Skandinaviska Enskilda Banken AB Class A	126,480	971,637
Skanska AB Class B	84,344	826,593
SKF AB Class B	99,153	968,591
SSAB Svenskt Stal AB Class A	50,188	431,564
Svenska Cellulosa AB Class B	153,481	1,295,514
Svenska Handelsbanken AB Class A	118,985	1,895,828
Swedbank AB Class A(b)	94,248	529,165
Swedish Match AB	70,992	1,003,213
Tele2 AB Class B	65,280	569,594
Telefonaktiebolaget LM Ericsson AB Class B	733,992	5,457,638
TeliaSonera AB	537,653	2,644,769
Volvo AB Class A	133,012	735,036
Volvo AB Class B	278,974	1,513,412

		35,921,786
SWITZERLAND—12.54%
ABB Ltd. Registered(a)	571,200	8,361,250
Adecco SA Registered	35,221	1,184,016
Baloise Holding Registered	13,076	964,406
Clariant AG Registered(a)	58,667	393,006
Compagnie Financiere Richemont SA Class A Bearer Units	76,534	1,458,270
Credit Suisse Group AG Registered	245,616	6,576,837
Givaudan SA Registered	1,639	1,278,893
Holcim Ltd. Registered	52,255	2,960,470
Julius Baer Holding AG Registered	51,816	1,946,356
Nestle SA Registered	949,416	37,107,818
Nobel Biocare Holding AG Registered	28,795	579,498
Novartis AG Registered	655,656	32,464,012
Roche Holding AG Bearer	12,648	2,004,714
Roche Holding AG Genusschein	174,216	26,598,487
Swatch Group AG (The) Bearer	7,509	1,028,620
Swiss Life Holding AG Registered(a)	9,391	638,801
Swiss Reinsurance Co. Registered(b)	87,312	4,126,268
Swisscom AG Registered	6,170	1,968,070
Syngenta AG Registered	24,888	4,686,010
UBS AG Registered(a)	723,372	10,085,818
Zurich Financial Services AG Registered	36,158	7,711,623

		154,123,243
UNITED KINGDOM—30.35%
Aegis Group PLC	168,603	180,595
Anglo American PLC	326,782	7,263,584
ARM Holdings PLC	325,310	404,573
Associated British Foods PLC	86,281	905,569
AstraZeneca PLC	358,632	14,473,542
Aviva PLC	647,445	3,630,370
BAE Systems PLC	879,374	4,763,326
Barclays PLC(c)	2,072,232	4,570,325
BG Group PLC	829,152	11,408,524
BHP Billiton PLC	546,720	10,171,444

BP PLC	4,635,288	35,054,667
British Airways PLC	130,968	338,374
British American Tobacco PLC	494,904	12,807,868
British Energy Group PLC	257,965	2,868,828
British Land Co. PLC	122,808	972,885
British Sky Broadcasting Group PLC	274,493	1,894,331
BT Group PLC	1,891,080	3,675,953
Bunzl PLC	75,804	643,024
Cable & Wireless PLC	618,714	1,392,155
Cadbury PLC	337,451	2,937,705
Capita Group PLC	146,515	1,554,611
Carnival PLC	43,248	938,293
Centrica PLC	1,241,639	4,748,543
Cobham PLC	284,322	840,051
Compass Group PLC	473,803	2,343,363
Cookson Group PLC	57,824	105,375
Daily Mail & General Trust PLC Class A NVS	51,408	199,562
Diageo PLC	629,595	8,698,974
Drax Group PLC	86,499	697,682
DSG International PLC(b)	331,296	83,356
Electrocomponents PLC	136,282	276,764
Enterprise Inns PLC	158,149	126,195
Experian PLC	254,675	1,581,807
FirstGroup PLC	120,616	752,624
Friends Provident PLC	507,552	628,300
G4S PLC	314,160	925,951
GKN PLC	117,922	164,456
GlaxoSmithKline PLC	1,288,015	23,786,931
Hammerson PLC	78,630	604,819
Hays PLC	297,841	298,684
HBOS PLC	1,330,967	1,320,383
Home Retail Group PLC	221,952	674,921
HSBC Holdings PLC	2,997,168	28,526,760
IMI PLC	92,735	362,324
Imperial Tobacco Group PLC	255,070	6,784,448
InterContinental Hotels Group PLC	85,438	690,352
International Power PLC	373,998	1,291,862
Invensys PLC(a)	211,696	528,075
ITV PLC	662,592	378,675
J Sainsbury PLC	331,704	1,566,641
Johnson Matthey PLC	54,580	859,273
Kesa Electricals PLC	102,000	129,419
Kingfisher PLC	578,136	1,122,140
Ladbrokes PLC	172,992	460,131
Land Securities Group PLC	116,688	1,545,145
Legal & General Group PLC	1,421,472	1,569,578
Lloyds TSB Group PLC	1,456,968	2,639,392
Logica PLC	380,594	377,567
London Stock Exchange Group PLC	51,408	376,950
Lonmin PLC	29,784	390,108
Man Group PLC	410,856	1,402,932
Marks & Spencer Group PLC	379,848	1,172,807
Misys PLC(b)	117,915	168,261
Mitchells & Butlers PLC	85,882	197,563
National Grid PLC	603,840	5,938,289
Next PLC	42,432	659,481
Old Mutual PLC	1,237,464	978,540
Pearson PLC	187,681	1,729,664
Persimmon PLC	61,608	203,505
Provident Financial PLC	33,759	417,418
Prudential PLC	612,072	3,665,227

Punch Taverns PLC	81,650	68,088
Reckitt Benckiser PLC	147,970	5,484,537
Reed Elsevier PLC	269,283	1,957,102
Rentokil Initial PLC	438,092	277,141
Rexam PLC	158,906	801,920
Rio Tinto PLC	215,720	4,621,256
Rolls-Royce Group PLC(a)	460,560	2,221,581
Royal Bank of Scotland Group PLC	4,104,215	2,915,013
Royal Dutch Shell PLC Class A	877,200	22,764,557
Royal Dutch Shell PLC Class B	666,672	16,543,842
RSA Insurance Group PLC	822,120	1,632,346
SABMiller PLC	211,157	3,530,763
Sage Group PLC	300,352	734,113
Schroders PLC	27,744	342,247
Scottish & Southern Energy PLC	217,464	3,805,058
SEGRO PLC	115,464	410,041
Severn Trent PLC	57,140	984,193
Shire PLC	137,807	2,005,096
Smith & Nephew PLC	227,259	1,432,762
Smiths Group PLC	92,021	1,170,883
Standard Chartered PLC	376,331	4,734,362
Standard Life PLC	544,285	1,580,742
Tate & Lyle PLC	122,635	706,596
Tesco PLC	1,959,224	10,140,748
Thomson Reuters PLC	46,116	1,001,180
3i Group PLC	92,516	361,801
Tomkins PLC	204,855	362,272
Unilever PLC	318,718	7,235,559
United Business Media Ltd.	62,424	456,379
United Utilities Group PLC	165,830	1,493,714
Vodafone Group PLC	12,970,728	25,921,643
W.H. Smith PLC	37,429	192,922
Whitbread PLC	50,873	670,718
William Hill PLC	110,160	340,522
Wm Morrison Supermarkets PLC	527,136	2,123,986
Wolseley PLC	147,288	813,171
WPP PLC	301,512	1,744,833
Xstrata PLC	159,132	1,464,269
Yell Group PLC	163,831	100,108

		372,989,878

TOTAL COMMON STOCKS
(Cost: $1,776,373,819)		1,222,086,481

Security	Shares	Value

PREFERRED STOCKS—0.25%

GERMANY—0.25%
Henkel AG & Co. KGaA	43,456	1,364,572
Porsche Automobil Holding SE	22,032	1,679,813

		3,044,385

TOTAL PREFERRED STOCKS
(Cost: $3,915,980)		3,044,385

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(b)(d)	551,104	77

		77
UNITED KINGDOM—0.00%
HBOS PLC(a)(d)	1,841,925	265
Lloyds TSB Group PLC(a)(d)	633,343	91

		356

TOTAL RIGHTS
(Cost: $0)		433

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.89%

MONEY MARKET FUNDS—1.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(e)(f)	20,024,930	20,024,930
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(e)(f)	3,151,588	3,151,588
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(e)	49,415	49,415

		23,225,933

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,225,933)		23,225,933

TOTAL INVESTMENTS IN SECURITIES—101.56%
(Cost: $1,803,515,732)		1,248,357,232
Other Assets, Less Liabilities—(1.56)%		(19,218,507)

NET ASSETS—100.00%		$1,229,138,725

ADR  -  American Depositary Receipts

NVS  -  Non-Voting Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.66%

AUSTRALIA—1.25%
BHP Billiton Ltd.	513,489	$10,897,658

		10,897,658
FINLAND—1.03%
Nokia OYJ	70,589	1,089,157
Nokia OYJ SP ADR	508,344	7,930,166

		9,019,323
FRANCE—9.39%
Alcatel-Lucent(a)	368,160	784,529
AXA	270,858	5,965,740
BNP Paribas	139,862	5,881,059
Carrefour SA	79,296	3,033,403
Compagnie de Saint-Gobain	44,604	2,082,950
France Telecom SA	288,156	7,995,003
GDF Suez	214,524	10,533,883
L’Oreal SA	38,252	3,312,628
LVMH Moet Hennessy Louis Vuitton SA	39,664	2,633,796
Sanofi-Aventis	157,884	9,963,786
Societe Generale	88,500	4,428,699
Total SA	361,080	19,529,678
Vivendi	177,000	5,724,094

		81,869,248
GERMANY—8.13%
Allianz SE Registered	69,396	7,234,793
BASF SE	141,246	5,444,481
Bayer AG	115,758	6,685,786
Daimler AG Registered	146,556	5,439,328
Deutsche Bank AG Registered	87,792	3,396,242
Deutsche Telekom AG Registered	453,828	6,781,569
E.ON AG	304,794	12,049,428
RWE AG	66,552	5,892,926
Siemens AG Registered	139,476	10,213,525
Volkswagen AG	22,306	7,751,614

		70,889,692
ITALY—0.57%
Assicurazioni Generali SpA	184,156	4,989,168

		4,989,168
JAPAN—4.54%
Bridgestone Corp.	106,200	1,554,632
Canon Inc.	179,050	5,471,247
FUJIFILM Holdings Corp.	71,000	1,527,303
Honda Motor Co. Ltd.	247,800	5,210,224
Nissan Motor Co. Ltd.	389,400	1,374,606
Panasonic Corp.	290,600	3,567,985
Seven & I Holdings Co. Ltd.	106,220	3,573,866

Sony Corp.	148,000	3,137,959
Toshiba Corp.	426,600	1,722,400
Toyota Motor Corp.	389,400	12,478,842

		39,619,064
NETHERLANDS—1.57%
Aegon NV	179,124	1,126,686
ING Groep NV	315,060	3,210,167
Koninklijke Philips Electronics NV	8,284	159,255
Koninklijke Philips Electronics NV NYS	140,892	2,799,524
Unilever NV	27,062	652,288
Unilever NV NYS	234,702	5,761,934

		13,709,854
SOUTH KOREA—0.76%
Samsung Electronics Co. Ltd. GDR(b)(c)	37,974	6,645,450

		6,645,450
SPAIN—4.25%
Banco Bilbao Vizcaya Argentaria SA	582,929	7,017,202
Banco Santander SA	1,208,672	11,340,773
Repsol YPF SA	138,577	2,908,697
Telefonica SA	718,974	15,840,645

		37,107,317
SWEDEN—0.40%
Telefonaktiebolaget LM Ericsson AB Class B	155,079	1,153,098
Telefonaktiebolaget LM Ericsson AB Class B SP ADR(b)	293,112	2,289,205

		3,442,303
SWITZERLAND—6.38%
Credit Suisse Group AG Registered	151,158	4,047,544
Nestle SA Registered	584,454	22,843,319
Novartis AG Registered	403,914	19,999,312
Swiss Reinsurance Co. Registered	52,746	2,492,717
UBS AG Registered(a)	446,040	6,219,038

		55,601,930
UNITED KINGDOM—13.70%
Anglo American PLC	200,364	4,453,614
AstraZeneca PLC	220,896	8,914,842
Barclays PLC(d)	1,276,026	2,814,286
BP PLC	2,852,178	21,569,782
Diageo PLC	377,010	5,209,063
GlaxoSmithKline PLC	792,960	14,644,305
HSBC Holdings PLC	1,846,464	17,574,469
Royal Dutch Shell PLC Class A	34,898	905,652
Royal Dutch Shell PLC Class A ADR	252,756	13,380,903
Royal Dutch Shell PLC Class B	410,286	10,181,479
Standard Chartered PLC	235,056	2,957,078
Vodafone Group PLC	7,991,196	15,970,185
Xstrata PLC	101,814	936,852

		119,512,510
UNITED STATES—47.69%
American International Group Inc.	383,357	601,871
Bristol-Myers Squibb Co.	303,378	7,053,538
Caterpillar Inc.	92,394	4,127,240
Chevron Corp.	309,750	22,912,207
Citigroup Inc.	831,900	5,582,049
Coca-Cola Co. (The)	303,024	13,717,896
Colgate-Palmolive Co.	77,172	5,289,369

Covidien Ltd.	77,172	2,796,713
Dell Inc.(a)	266,916	2,733,220
Dow Chemical Co. (The)	143,370	2,163,453
E.I. du Pont de Nemours and Co.	137,706	3,483,962
EMC Corp.(a)	310,458	3,250,495
Exxon Mobil Corp.	775,614	61,917,266
Ford Motor Co.(a)(b)	348,143	797,247
General Electric Co.	1,601,496	25,944,235
General Motors Corp.(b)	88,500	283,200
Hewlett-Packard Co.	375,240	13,617,460
Intel Corp.	849,246	12,449,946
International Business Machines Corp.	204,966	17,249,939
Johnson & Johnson	423,738	25,352,245
JPMorgan Chase & Co.	567,462	17,892,077
Kimberly-Clark Corp.	62,304	3,285,913
McDonald’s Corp.	170,982	10,633,371
Merck & Co. Inc.	322,494	9,803,818
Microsoft Corp.	1,167,138	22,689,163
Morgan Stanley	161,778	2,594,919
News Corp. Class A	345,150	3,137,413
Nike Inc. Class B(b)	58,764	2,996,964
PepsiCo Inc.	236,826	12,970,960
Pfizer Inc.	1,027,662	18,199,894
Philip Morris International Inc.	308,334	13,415,612
Procter & Gamble Co. (The)	455,598	28,165,068
Texas Instruments Inc.	198,240	3,076,685
3M Co.	105,492	6,070,010
Tyco Electronics Ltd.	70,692	1,145,917
Tyco International Ltd.	74,041	1,599,286
United Technologies Corp.	145,494	7,798,478
Wal-Mart Stores Inc.	341,964	19,170,502

		415,969,601

TOTAL COMMON STOCKS
(Cost: $1,223,290,800)		869,273,118

Security	Shares	Value

RIGHTS—0.00%

BELGIUM—0.00%
Fortis(a)(e)	286,237	40

		40

TOTAL RIGHTS
(Cost: $0)		40

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.54%

MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(f)(g)	3,934,177	3,934,177
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(f)(g)	737,037	737,037
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(f)	40,318	40,318

		4,711,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,711,532)	4,711,532

TOTAL INVESTMENTS IN SECURITIES—100.20%
(Cost: $1,228,002,332)	873,984,690
Other Assets, Less Liabilities—(0.20)%	(1,705,568)

NET ASSETS—100.00%	$872,279,122

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	Security valued using Level 3 inputs. See Note 1.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.67%

AUSTRALIA—3.55%
Babcock & Brown Wind Partners Ltd.	2,322,521	$1,465,432

		1,465,432
CANADA—0.49%
Canadian Solar Inc.(a)(b)	31,400	202,844

		202,844
CHINA—21.12%
China Sunergy Co. Ltd. ADR(a)(b)	129,882	513,034
JA Solar Holdings Co. Ltd. ADR(a)(b)	364,243	1,591,742
LDK Solar Co. Ltd. ADR(a)(b)	121,920	1,599,590
Solarfun Power Holdings Co. Ltd. SP ADR(a)(b)	111,563	558,931
Suntech Power Holdings Co. Ltd. ADR(a)(b)	104,723	1,225,259
Trina Solar Ltd. SP ADR(a)(b)	131,702	1,223,512
Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	328,980	2,006,778

		8,718,846
DENMARK—5.88%
Vestas Wind Systems A/S(a)	42,840	2,428,159

		2,428,159
FRANCE—5.05%
EDF Energies Nouvelles SA	50,062	1,757,114
Theolia SA(a)(b)	77,460	327,327

		2,084,441
GERMANY—11.18%
Phoenix Solar AG	17,660	616,898
Q-Cells SE(a)	48,881	1,719,060
SolarWorld AG(b)	87,662	1,840,004
Solon SE(a)(b)	22,001	438,859

		4,614,821
NORWAY—4.22%
Renewable Energy Corp. ASA(a)	189,423	1,744,874

		1,744,874
SPAIN—11.43%
Gamesa Corporacion Tecnologica SA	97,421	1,725,251
Iberdrola Renovables SA(a)	706,680	2,996,078

		4,721,329
UNITED KINGDOM—5.08%
PV Crystalox Solar PLC	891,081	1,281,152
ReneSola Ltd.(a)(b)	346,122	816,124

		2,097,276
UNITED STATES—31.67%
Covanta Holding Corp.(a)	127,960	2,810,002

Energy Conversion Devices Inc.(a)(b)	63,660	1,604,869
Evergreen Solar Inc.(a)(b)	425,501	1,357,348
First Solar Inc.(a)	19,540	2,695,738
FuelCell Energy Inc.(a)	173,162	671,868
GT Solar International Inc.(a)	136,520	394,543
Ormat Technologies Inc.	48,481	1,545,089
SunPower Corp. Class A(a)	54,002	1,998,074

		13,077,531

TOTAL COMMON STOCKS
(Cost: $46,469,973)		41,155,553

Security	Shares	Value

SHORT-TERM INVESTMENTS—24.30%

MONEY MARKET FUNDS—24.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	8,582,962	8,582,962
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	1,432,645	1,432,645
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	16,177	16,177

		10,031,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,031,784)		10,031,784

TOTAL INVESTMENTS IN SECURITIES—123.97%
(Cost: $56,501,757)		51,187,337
Other Assets, Less Liabilities—(23.97)%		(9,896,880)

NET ASSETS—100.00%		$41,290,457

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.18%

AUSTRALIA—0.51%
Crown Ltd.	5,730	$23,850
Fairfax Media Ltd.(a)	14,688	16,743
Tabcorp Holdings Ltd.	6,642	32,369

		72,962
CANADA—2.10%
Canadian Tire Corp. Ltd. Class A	792	27,876
Gildan Activewear Inc.(b)	1,053	12,104
Groupe Aeroplan Inc.	2,341	16,460
Magna International Inc. Class A	1,116	33,222
Shaw Communications Inc. Class B	3,798	66,484
Thomson Reuters Corp.	1,845	53,205
Tim Hortons Inc.	2,178	61,556
Yellow Pages Income Fund	5,328	28,874

		299,781
FRANCE—9.13%
Accor SA	2,097	102,342
Christian Dior SA	612	34,241
Compagnie Generale des Etablissements Michelin Class B	1,611	84,133
Hermes International	810	112,594
Lagardere SCA	1,260	50,792
LVMH Moet Hennessy Louis Vuitton SA	2,757	183,072
PPR SA	810	52,469
PSA Peugeot Citroen SA	1,584	26,752
Publicis Groupe SA	1,548	39,582
Renault SA	2,043	52,680
SES SA	3,618	69,504
Societe Television Francaise 1	990	14,367
Sodexo	1,092	60,072
Thomson(b)	2,763	3,687
Valeo SA	1,017	15,006
Vivendi	12,429	401,948

		1,303,241
GERMANY—8.05%
Adidas AG	2,241	84,544
Bayerische Motoren Werke AG	3,303	99,219
Daimler AG Registered	10,323	383,131
Puma AG	70	13,652
TUI AG	2,390	26,727
Volkswagen AG	1,557	541,077

		1,148,350

HONG KONG—0.77%
Esprit Holdings Ltd.	12,700	71,938
Li & Fung Ltd.	22,000	37,697

		109,635
ITALY—1.08%
Fiat SpA	8,406	53,633
Luxottica Group SpA	1,590	28,003
Mediaset SpA	9,135	51,459
Pirelli & C. SpA	45,099	16,487
Seat Pagine Gialle SpA(b)	60,498	4,886

		154,468
JAPAN—17.21%
Bridgestone Corp.	6,300	92,224
Denso Corp.	5,400	87,568
Dentsu Inc.	18	35,146
Honda Motor Co. Ltd.	16,200	340,620
Marui Group Co. Ltd.	1,800	10,226
Nikon Corp.	4,000	46,685
Nippon Television Network Corp.	90	9,382
Nissan Motor Co. Ltd.	19,800	69,895
NOK Corp.	1,100	7,608
Oriental Land Co. Ltd.	900	73,469
Panasonic Corp.	20,000	245,560
Pioneer Corp.	1,800	3,237
SANYO Electric Co. Ltd.(b)	22,000	40,287
Sekisui House Ltd.	7,000	60,077
Sharp Corp.	9,000	63,144
Sony Corp.	10,800	228,986
Suzuki Motor Corp.	3,600	48,768
Toyota Industries Corp.	1,800	37,847
Toyota Motor Corp.	27,900	894,093
Yamada Denki Co. Ltd.	900	61,357

		2,456,179
MEXICO—0.43%
Grupo Televisa SA Series CPO	20,700	61,030

		61,030
NETHERLANDS—1.00%
Reed Elsevier NV	7,191	84,165
Wolters Kluwer NV	3,105	58,440

		142,605
SOUTH KOREA—0.61%
Hyundai Motor Co. Ltd. Class A GDR(b)(c)	5,549	87,008

		87,008
SPAIN—0.76%
Industria de Diseno Textil SA	2,493	108,571

		108,571
SWEDEN—1.66%
Electrolux AB Class B	3,686	31,113
Hennes & Mauritz AB Class B	5,310	205,136

		236,249

SWITZERLAND—0.73%
Compagnie Financiere Richemont SA Class A Bearer Units	3,006	57,276
Swatch Group AG (The) Bearer	342	46,849

		104,125
UNITED KINGDOM—5.92%
Aegis Group PLC	11,260	12,061
British Sky Broadcasting Group PLC	11,124	76,769
Carnival PLC	1,773	38,466
Compass Group PLC	20,313	100,465
Daily Mail & General Trust PLC Class A NVS	2,389	9,274
DSG International PLC	13,941	3,508
Enterprise Inns PLC	5,715	4,560
GKN PLC	9,044	12,613
Home Retail Group PLC	9,180	27,915
InterContinental Hotels Group PLC	2,925	23,634
ITV PLC	35,226	20,132
Kesa Electricals PLC	5,211	6,612
Kingfisher PLC	25,281	49,069
Ladbrokes PLC	6,849	18,217
Marks & Spencer Group PLC	17,046	52,631
Mitchells & Butlers PLC	3,465	7,971
Next PLC	2,070	32,172
Pearson PLC	8,028	73,986
Persimmon PLC	3,366	11,119
Punch Taverns PLC	2,430	2,026
Reed Elsevier PLC	11,153	81,058
Thomson Reuters PLC	1,827	39,664
United Business Media Ltd.	2,585	18,899
W.H. Smith PLC	2,042	10,525
Whitbread PLC	1,790	23,600
William Hill PLC	3,393	10,488
WPP PLC	12,573	72,759
Yell Group PLC	7,059	4,313

		844,506
UNITED STATES—49.22%
Abercrombie & Fitch Co. Class A	882	20,348
Amazon.com Inc.(b)	3,464	177,634
Apollo Group Inc. Class A(b)	1,152	88,266
AutoNation Inc.(a)(b)	783	7,736
AutoZone Inc.(b)	387	53,975
Bed Bath & Beyond Inc.(b)	2,772	70,464
Best Buy Co. Inc.	3,681	103,473
Big Lots Inc.(a)(b)	940	13,621
Black & Decker Corp. (The)	693	28,974
Carnival Corp.	4,734	115,131
CBS Corp. Class B	6,579	53,882
Centex Corp.	1,224	13,023
Coach Inc.(b)	3,537	73,464
Comcast Corp. Class A	30,753	519,111
D.R. Horton Inc.	3,069	21,698
Darden Restaurants Inc.	1,557	43,876
DIRECTV Group Inc. (The)(b)	5,967	136,704
Eastman Kodak Co.	3,020	19,872
Expedia Inc.(b)	2,187	18,021
Family Dollar Stores Inc.	1,458	38,010
Ford Motor Co.(a)(b)	24,777	56,739
Fortune Brands Inc.	1,594	65,800

GameStop Corp. Class A(b)	1,701	36,844
Gannett Co. Inc.	1,854	14,832
Gap Inc. (The)	4,743	63,509
General Motors Corp.(a)	6,786	21,715
Genuine Parts Co.	2,106	79,733
Goodyear Tire & Rubber Co. (The)(b)	2,718	16,226
H&R Block Inc.	3,618	82,201
Harley-Davidson Inc.	2,502	42,459
Harman International Industries Inc.	660	11,042
Hasbro Inc.	1,440	42,005
Home Depot Inc.	18,045	415,396
International Game Technology Inc.	3,231	38,417
Interpublic Group of Companies Inc. (The)(b)	4,910	19,444
J.C. Penney Co. Inc.	2,493	49,112
Johnson Controls Inc.	6,408	116,369
Jones Apparel Group Inc.	639	3,745
KB Home	828	11,277
Kohl’s Corp.(b)	3,177	115,007
Leggett & Platt Inc.	1,854	28,162
Lennar Corp. Class A	1,413	12,251
Limited Brands Inc.	3,051	30,632
Lowe’s Companies Inc.	15,543	334,485
Macy’s Inc.	4,356	45,085
Marriott International Inc. Class A	3,204	62,318
Mattel Inc.	3,798	60,768
McDonald’s Corp.	11,907	740,496
McGraw-Hill Companies Inc. (The)	3,222	74,718
Meredith Corp.	77	1,318
New York Times Co. (The) Class A(a)	945	6,927
Newell Rubbermaid Inc.	2,870	28,069
News Corp. Class A	24,309	220,969
Nike Inc. Class B	4,122	210,222
Nordstrom Inc.	1,746	23,239
Office Depot Inc.(b)	2,763	8,234
Omnicom Group Inc.	3,357	90,370
Polo Ralph Lauren Corp.	561	25,475
Pulte Homes Inc.	2,457	26,855
RadioShack Corp.	1,340	16,000
Scripps Networks Interactive Inc. Class A	1,085	23,870
Sears Holdings Corp.(a)(b)	639	24,838
Sherwin-Williams Co. (The)	990	59,153
Snap-On Inc.	630	24,809
Stanley Works (The)	774	26,393
Staples Inc.	7,290	130,637
Starbucks Corp.(b)	7,794	73,731
Starwood Hotels & Resorts Worldwide Inc.	1,935	34,637
Target Corp.	8,073	278,761
Tiffany & Co.	1,300	30,719
Time Warner Inc.	37,872	380,992
TJX Companies Inc. (The)	4,356	89,603
VF Corp.	880	48,198
Viacom Inc. Class B(b)	6,516	124,195
Walt Disney Co. (The)	19,764	448,445
Washington Post Co. (The) Class B	54	21,074
Whirlpool Corp.	828	34,238
Wyndham Worldwide Corp.	1,890	12,380
Wynn Resorts Ltd.(b)	720	30,427
Yum! Brands Inc.	5,112	161,028

		7,023,876

TOTAL COMMON STOCKS
(Cost: $23,363,087)		14,152,586

Security	Shares	Value

PREFERRED STOCKS—0.49%

GERMANY—0.49%
Porsche Automobil Holding SE	927	70,679

		70,679

TOTAL PREFERRED STOCKS
(Cost: $161,136)		70,679

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.11%

MONEY MARKET FUNDS—1.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	117,091	117,091
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	37,558	37,558
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	3,135	3,135

		157,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $157,784)		157,784

TOTAL INVESTMENTS IN SECURITIES—100.78%
(Cost: $23,682,007)		14,381,049
Other Assets, Less Liabilities—(0.78)%		(111,333)

NET ASSETS—100.00%		$14,269,716

GDR  -  Global Depositary Receipts

NVS  -  Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—98.90%

AUSTRALIA—2.26%
Foster’s Group Ltd.	226,026	$866,719
Wesfarmers Ltd.	93,438	1,172,610
Woolworths Ltd.	139,809	2,599,654

		4,638,983
BELGIUM—1.05%
Anheuser-Busch InBev NV(a)	62,553	1,441,661
Delhaize Group	11,571	710,925

		2,152,586
CANADA—0.92%
George Weston Ltd.	5,481	266,169
Loblaw Companies Ltd.	11,832	335,168
Metro Inc. Class A	11,049	331,157
Shoppers Drug Mart Corp.	24,534	954,928

		1,887,422
CHILE—0.07%
Distribucion y Servicio D&S SA ADR	5,916	143,108

		143,108
DENMARK—0.10%
Carlsberg A/S Class B	6,699	214,244

		214,244
FRANCE—4.96%
Carrefour SA	58,638	2,243,148
Casino Guichard-Perrachon SA	5,568	420,271
Groupe Danone	58,203	3,493,481
L’Oreal SA	28,101	2,433,550
Pernod Ricard SA	21,576	1,588,661

		10,179,111
GERMANY—0.56%
Beiersdorf AG	11,658	680,619
METRO AG	12,037	478,034

		1,158,653
JAPAN—5.67%
AEON Co. Ltd.	78,317	770,643
Ajinomoto Co. Inc.	70,000	749,807
Asahi Breweries Ltd.	43,598	740,180
Japan Tobacco Inc.	522	1,698,731
Kao Corp.	56,000	1,674,131
Kirin Holdings Co. Ltd.	91,596	1,188,272
Nippon Meat Packers Inc.	9,000	133,734

Nissin Foods Holdings Co. Ltd.	8,700	299,437
Seven & I Holdings Co. Ltd.	86,037	2,894,792
Shiseido Co. Ltd.	36,000	724,766
Uni-Charm Corp.	5,400	402,692
Yakult Honsha Co. Ltd.	17,520	368,954

		11,646,139
MEXICO—0.99%
Fomento Economico Mexicano SAB de CV BD Units	240,909	719,674
Grupo Modelo SAB de CV Series C	78,837	249,232
Kimberly-Clark de Mexico SAB de CV Series A	69,617	228,982
Wal-Mart de Mexico SAB de CV Series V(a)	313,285	837,025

		2,034,913
NETHERLANDS—3.50%
Heineken NV	27,840	847,508
Koninklijke Ahold NV	135,807	1,659,363
Unilever NV	194,445	4,686,799

		7,193,670
SINGAPORE—0.25%
Wilmar International Ltd.	261,000	505,424

		505,424
SOUTH KOREA—0.44%
KT&G Corp. Class A GDR(b)(c)	28,532	895,905

		895,905
SWEDEN—0.21%
Swedish Match AB	30,189	426,611

		426,611
SWITZERLAND—8.25%
Nestle SA Registered	433,608	16,947,520

		16,947,520
UNITED KINGDOM—13.89%
Associated British Foods PLC	40,736	427,548
British American Tobacco PLC	225,330	5,831,428
Cadbury PLC	152,250	1,325,424
Diageo PLC	282,315	3,900,684
Imperial Tobacco Group PLC	114,840	3,054,557
J Sainsbury PLC	144,159	680,864
Reckitt Benckiser PLC	67,425	2,499,121
SABMiller PLC	97,440	1,629,297
Tate & Lyle PLC	54,723	315,302
Tesco PLC	889,227	4,602,550
Unilever PLC	145,377	3,300,359
Wm Morrison Supermarkets PLC	238,119	959,452

		28,526,586
UNITED STATES—55.78%
Altria Group Inc.	233,247	3,512,700
Archer-Daniels-Midland Co.	72,384	2,086,831
Avon Products Inc.	48,546	1,166,560
Brown-Forman Corp. Class B	11,223	577,872
Campbell Soup Co.	23,403	702,324
Clorox Co. (The)	15,573	865,236
Coca-Cola Co. (The)	225,591	10,212,505

Coca-Cola Enterprises Inc.	36,540	439,576
Colgate-Palmolive Co.	57,159	3,917,678
ConAgra Foods Inc.	50,982	841,203
Constellation Brands Inc. Class A(b)	22,098	348,485
Costco Wholesale Corp.	48,720	2,557,800
CVS Caremark Corp.	162,516	4,670,710
Dean Foods Co.(b)	17,661	317,368
Dr. Pepper Snapple Group Inc.(b)	29,058	472,192
Estee Lauder Companies Inc. (The) Class A	13,137	406,722
General Mills Inc.	38,019	2,309,654
H.J. Heinz Co.	35,583	1,337,921
Hershey Co. (The)	18,966	658,879
J.M. Smucker Co. (The)	13,398	580,937
Kellogg Co.	28,536	1,251,304
Kimberly-Clark Corp.	46,458	2,450,195
Kraft Foods Inc. Class A	166,431	4,468,672
Kroger Co. (The)	73,428	1,939,233
Lorillard Inc.	19,227	1,083,441
McCormick & Co. Inc. NVS	14,964	476,753
Molson Coors Brewing Co. Class B	17,139	838,440
Pepsi Bottling Group Inc.	15,225	342,715
PepsiCo Inc.	176,088	9,644,340
Philip Morris International Inc.	229,419	9,982,021
Procter & Gamble Co. (The)	338,082	20,900,229
Reynolds American Inc.	19,401	782,054
Safeway Inc.	47,763	1,135,327
Sara Lee Corp.	80,040	783,592
SUPERVALU Inc.	23,801	347,495
Sysco Corp.	67,077	1,538,746
Tyson Foods Inc. Class A	34,320	300,643
UST Inc.	16,878	1,170,996
Walgreen Co.	111,795	2,757,983
Wal-Mart Stores Inc.	253,257	14,197,587
Whole Foods Market Inc.(a)	16,182	152,758

		114,527,677

TOTAL COMMON STOCKS
(Cost: $250,259,685)		203,078,552

Security	Shares	Value

PREFERRED STOCKS—0.70%

BRAZIL—0.39%
Companhia de Bebidas das Americas ADR	17,922	794,124

		794,124
GERMANY—0.31%
Henkel AG & Co. KGaA	20,532	644,730

		644,730

TOTAL PREFERRED STOCKS
(Cost: $2,120,254)		1,438,854

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	240,964	240,964
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	117,383	117,383
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	34,184	34,184

		392,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $392,531)		392,531

TOTAL INVESTMENTS IN SECURITIES—99.79%
(Cost: $252,772,470)		204,909,937
Other Assets, Less Liabilities—0.21%		423,150

NET ASSETS—100.00%		$205,333,087

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVS  -  Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—98.20%

ARGENTINA—0.30%
Tenaris SA ADR	83,587	$1,753,655

		1,753,655
AUSTRALIA—1.74%
Oil Search Ltd.	298,016	966,162
Origin Energy Ltd.	272,743	3,065,321
Santos Ltd.	184,161	1,909,264
Woodside Petroleum Ltd.	141,166	3,612,048
WorleyParsons Ltd.	60,032	591,401

		10,144,196
AUSTRIA—0.21%
OMV AG	45,978	1,196,427

		1,196,427
CANADA—8.85%
ARC Energy Trust	64,722	1,053,797
Cameco Corp.	108,942	1,857,618
Canadian Natural Resources Ltd.	164,016	6,476,938
Canadian Oil Sands Trust	145,792	2,491,868
Enbridge Inc.	109,746	3,516,850
EnCana Corp.	223,706	10,321,826
Enerplus Resources Fund	46,498	902,464
Husky Energy Inc.	77,529	1,938,696
Imperial Oil Ltd.	79,194	2,629,536
Nexen Inc.	164,016	2,849,853
Penn West Energy Trust	110,282	1,212,253
Petro-Canada	149,008	3,225,187
Suncor Energy Inc.	277,782	5,337,375
Talisman Energy Inc.	317,446	3,132,031
TransCanada Corp.	171,520	4,608,601

		51,554,893
CHINA—1.85%
CNOOC Ltd.	4,958,000	4,631,612
PetroChina Co. Ltd. ADR	68,823	6,123,871

		10,755,483
FRANCE—6.84%
Technip SA	33,314	1,009,980
Total SA	717,436	38,803,850

		39,813,830
ITALY—3.24%
Eni SpA	752,276	17,505,039
Saipem SpA	83,214	1,367,239

		18,872,278

JAPAN—0.57%
Nippon Oil Corp.	402,000	1,982,283
TonenGeneral Sekiyu K.K.	134,000	1,323,001

		3,305,284
NORWAY—1.05%
StatoilHydro ASA	41,674	677,892
StatoilHydro ASA SP ADR	326,445	5,438,574

		6,116,466
SPAIN—1.02%
Repsol YPF SA	147,534	3,096,703
Repsol YPF SA SP ADR	132,452	2,849,043

		5,945,746
UNITED KINGDOM—17.95%
BG Group PLC	1,001,382	13,778,283
BP PLC	5,651,718	42,741,485
Royal Dutch Shell PLC Class A	1,067,980	27,715,563
Royal Dutch Shell PLC Class B	817,534	20,287,568

		104,522,899
UNITED STATES—54.58%
Anadarko Petroleum Corp.	140,968	5,434,316
Apache Corp.	101,572	7,570,161
Baker Hughes Inc.	94,068	3,016,761
BJ Services Co.	88,574	1,033,659
Cabot Oil & Gas Corp.	31,490	818,740
Cameron International Corp.(a)	65,258	1,337,789
Chesapeake Energy Corp.	160,666	2,597,969
Chevron Corp.	615,730	45,545,548
ConocoPhillips	451,714	23,398,785
CONSOL Energy Inc.	56,146	1,604,653
Devon Energy Corp.	134,134	8,813,945
El Paso Corp.	218,554	1,711,278
ENSCO International Inc.	44,086	1,251,602
EOG Resources Inc.	75,174	5,005,085
Exxon Mobil Corp.	1,541,402	123,050,122
Halliburton Co.	264,516	4,808,901
Hess Corp.	86,430	4,636,105
Marathon Oil Corp.	215,606	5,898,980
Massey Energy Co.	26,666	367,724
Murphy Oil Corp.	57,486	2,549,504
Nabors Industries Ltd.(a)	85,224	1,020,131
National Oilwell Varco Inc.(a)	127,300	3,111,212
Noble Corp.	80,132	1,770,116
Noble Energy Inc.	52,662	2,592,024
Occidental Petroleum Corp.	246,560	14,791,134
Peabody Energy Corp.	83,755	1,905,426
Pioneer Natural Resources Co.	35,778	578,888
Range Resources Corp.	47,838	1,645,149
Rowan Companies Inc.	34,149	542,969
Schlumberger Ltd.	363,676	15,394,405
Smith International Inc.	66,196	1,515,226
Southwestern Energy Co.(a)	103,716	3,004,652
Spectra Energy Corp.	188,940	2,973,916
Sunoco Inc.	36,448	1,584,030
Tesoro Corp.	51,456	677,676
Valero Energy Corp.	162,542	3,517,409
Weatherford International Ltd.(a)	209,978	2,271,962
Williams Companies Inc. (The)	178,220	2,580,626
XTO Energy Inc.	166,964	5,888,820

		317,817,398

TOTAL COMMON STOCKS
(Cost: $749,971,436)		571,798,555

Security	Shares	Value

PREFERRED STOCKS—1.67%

BRAZIL—1.67%
Petroleo Brasileiro SA SP ADR	476,370	9,722,712

		9,722,712

TOTAL PREFERRED STOCKS
(Cost: $13,048,857)		9,722,712

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(b)(c)	83,766	83,766

		83,766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,766)		83,766

TOTAL INVESTMENTS IN SECURITIES—99.88%
(Cost: $763,104,059)		581,605,033
Other Assets, Less Liabilities—0.12%		704,533

NET ASSETS—100.00%		$582,309,566

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—98.59%

AUSTRALIA—6.30%
AMP Ltd.	127,050	$480,100
ASX Ltd.	10,605	246,214
Australia and New Zealand Banking Group Ltd.	124,635	1,328,633
AXA Asia Pacific Holdings Ltd.	54,705	188,413
Commonwealth Bank of Australia	83,408	1,680,595
Goodman Group(a)	142,849	73,700
GPT Group (The)	273,123	175,188
Insurance Australia Group Ltd.	124,005	336,315
Lend Lease Corp. Ltd.	24,570	123,337
Macquarie Group Ltd.(a)	17,640	354,323
National Australia Bank Ltd.	115,434	1,679,630
QBE Insurance Group Ltd.	60,060	1,080,764
Stockland Corp. Ltd.	90,405	254,643
Suncorp-Metway Ltd.	64,995	380,642
Westfield Group	111,720	1,008,691
Westpac Banking Corp.	170,100	2,012,536

		11,403,724
AUSTRIA—0.15%
Erste Group Bank AG	12,495	281,373

		281,373
BELGIUM—0.69%
Dexia SA	55,440	246,606
Fortis	159,121	205,482
Groupe Bruxelles Lambert SA	4,877	385,470
KBC Group NV	13,755	410,127

		1,247,685
BRAZIL—0.27%
Unibanco - Uniao de Bancos Brasileiros SA ADR	7,456	481,807

		481,807
CANADA—6.02%
Bank of Montreal	31,185	789,414
Bank of Nova Scotia	61,110	1,648,906
Brookfield Asset Management Inc. Class A	30,345	455,974
Canadian Imperial Bank of Commerce	23,520	973,379
Manulife Financial Corp.	97,230	1,638,221
National Bank of Canada	9,450	239,599
Royal Bank of Canada	85,890	2,511,648
Sun Life Financial Inc.	35,385	815,188
Toronto-Dominion Bank (The)	51,870	1,825,639

		10,897,968

CHILE—0.13%
Banco de Chile ADR	2,665	87,225
Banco Santander Chile SA ADR	4,200	147,126

		234,351
CHINA—2.33%
China Construction Bank Class H	2,205,000	1,209,162
China Life Insurance Co. Ltd. Class H	444,000	1,349,152
Industrial and Commercial Bank of China Ltd. Class H	3,150,000	1,658,280

		4,216,594
DENMARK—0.17%
Danske Bank A/S	32,550	316,099

		316,099
FINLAND—0.19%
Sampo OYJ Class A	18,900	347,841

		347,841
FRANCE—4.38%
AXA	109,515	2,412,105
BNP Paribas	56,070	2,357,688
Credit Agricole SA	55,141	613,190
Societe Generale	35,805	1,791,747
Unibail-Rodamco	5,145	761,667

		7,936,397
GERMANY—4.19%
Allianz SE Registered	28,140	2,933,701
Commerzbank AG	44,415	409,947
Deutsche Bank AG Registered	34,860	1,348,562
Deutsche Boerse AG	11,970	845,256
Hypo Real Estate Holding AG(a)	11,970	50,749
Muenchener Rueckversicherungs-Gesellschaft AG Registered	12,915	1,992,727

		7,580,942
GREECE—0.42%
National Bank of Greece SA ADR	198,222	755,226

		755,226
HONG KONG—1.99%
BOC Hong Kong (Holdings) Ltd.	210,000	237,903
Cheung Kong (Holdings) Ltd.	105,000	993,071
Hang Seng Bank Ltd.	42,000	551,134
Hong Kong Exchanges and Clearing Ltd.(a)	61,500	584,037
Sun Hung Kai Properties Ltd.	105,000	875,203
Swire Pacific Ltd. Class A	52,500	361,394

		3,602,742
IRELAND—0.13%
Allied Irish Banks PLC	58,614	141,769
Anglo Irish Bank Corp. PLC	49,875	11,855
Bank of Ireland	64,155	74,375

		227,999
ITALY—4.42%
Alleanza Assicurazioni SpA	27,313	219,636
Assicurazioni Generali SpA	75,180	2,036,782
Banca Monte dei Paschi di Siena SpA	233,084	494,422

Banca Popolare di Milano Scrl	27,825	161,771
Banco Popolare SpA	40,845	281,044
Intesa Sanpaolo SpA	556,290	1,962,175
Mediobanca SpA	26,339	264,159
Mediolanum SpA	20,160	84,911
UniCredito SpA	797,895	1,935,404
Unione di Banche Italiane ScpA	40,110	573,718

		8,014,022
JAPAN—9.08%
Credit Saison Co. Ltd.	10,500	140,965
Daiwa House Industry Co. Ltd.	28,000	267,181
Daiwa Securities Group Inc.	105,000	609,266
Mitsubishi Estate Co. Ltd.	62,000	989,675
Mitsubishi UFJ Financial Group Inc.	640,500	3,879,035
Mitsui Fudosan Co. Ltd.	36,000	580,210
Mitsui Sumitomo Insurance Group Holdings Inc.	31,500	967,761
Mizuho Financial Group Inc.	749	2,129,259
Nipponkoa Insurance Co. Ltd.	16,000	120,905
Nomura Holdings Inc.	126,000	1,013,282
ORIX Corp.	6,300	346,795
Promise Co. Ltd.	6,400	158,853
Shinsei Bank Ltd.	105,000	161,004
Sompo Japan Insurance Inc.	38,000	270,381
Sumitomo Mitsui Financial Group Inc.	428	1,775,268
Sumitomo Realty & Development Co. Ltd.	17,000	246,420
Sumitomo Trust and Banking Co. Ltd. (The)	105,000	597,683
T&D Holdings Inc.	15,750	642,857
Takefuji Corp.	6,300	50,317
Tokio Marine Holdings Inc.	52,500	1,494,209

		16,441,326
NETHERLANDS—0.98%
Aegon NV	76,230	479,485
ING Groep NV	127,995	1,304,150

		1,783,635
NORWAY—0.09%
DnB NOR ASA	41,685	160,737

		160,737
PORTUGAL—0.27%
Banco Comercial Portugues SA Registered(b)	263,130	298,098
Banco Espirito Santo SA Registered	20,525	190,871

		488,969
SINGAPORE—1.06%
DBS Group Holdings Ltd.	105,000	613,639
Oversea-Chinese Banking Corp.	105,000	363,665
United Overseas Bank Ltd.	105,000	941,593

		1,918,897
SOUTH KOREA—0.55%
KB Financial Group Inc. SP ADR(b)	38,396	1,005,975

		1,005,975
SPAIN—4.77%
Banco Bilbao Vizcaya Argentaria SA	229,530	2,763,044
Banco de Sabadell SA(a)	69,930	471,450
Banco Popular Espanol SA(a)	76,650	647,808

Banco Santander SA	490,770	4,604,815
Bankinter SA(a)	16,800	147,356

		8,634,473
SWEDEN—1.18%
Investor AB Class B	26,040	385,268
Nordea Bank AB	129,990	899,152
Skandinaviska Enskilda Banken AB Class A	33,495	257,313
Svenska Handelsbanken AB Class A	28,665	456,729
Swedbank AB Class A(a)	26,145	146,794

		2,145,256
SWITZERLAND—4.39%
Baloise Holding Registered	3,045	224,581
Credit Suisse Group AG Registered	60,690	1,625,090
Julius Baer Holding AG Registered	13,230	496,956
Swiss Life Holding AG Registered(b)	2,310	157,132
Swiss Reinsurance Co. Registered	22,050	1,042,058
UBS AG Registered(b)	181,020	2,523,922
Zurich Financial Services AG Registered	8,820	1,881,092

		7,950,831
UNITED KINGDOM—8.87%
Aviva PLC	163,065	914,342
Barclays PLC(c)	511,350	1,127,787
British Land Co. PLC	30,660	242,889
Friends Provident PLC	145,740	180,412
Hammerson PLC	17,430	134,071
HBOS PLC	342,259	339,537
HSBC Holdings PLC	740,775	7,050,626
Land Securities Group PLC	27,615	365,669
Legal & General Group PLC	360,570	398,139
Lloyds TSB Group PLC	357,420	647,489
London Stock Exchange Group PLC	13,335	97,779
Man Group PLC	105,210	359,256
Old Mutual PLC	328,020	259,386
Provident Financial PLC	7,455	92,178
Prudential PLC	153,825	921,139
Royal Bank of Scotland Group PLC	1,002,330	711,903
RSA Insurance Group PLC	202,335	401,743
Schroders PLC	6,615	81,602
SEGRO PLC	23,940	85,017
Standard Chartered PLC	93,240	1,172,988
Standard Life PLC	136,185	395,516
3i Group PLC	20,580	80,482

		16,059,950
UNITED STATES—35.57%
Aflac Inc.	28,770	1,318,817
Allstate Corp. (The)	33,495	1,097,296
American Capital Ltd.	12,495	40,484
American Express Co.	71,104	1,318,979
American International Group Inc.	171,990	270,024
Ameriprise Financial Inc.	13,650	318,864
Aon Corp.	16,800	767,424
Apartment Investment and Management Co. Class A	5,880	67,914
Assurant Inc.	6,615	198,450
AvalonBay Communities Inc.(a)	4,725	286,240
Bank of America Corp.	393,535	5,540,973

Bank of New York Mellon Corp. (The)	70,245	1,990,041
BB&T Corp.	34,020	934,189
Boston Properties Inc.	7,140	392,700
Capital One Financial Corp.	24,045	766,795
CB Richard Ellis Group Inc. Class A(b)	15,120	65,318
Charles Schwab Corp. (The)	58,065	938,911
Chubb Corp.	21,735	1,108,485
Cincinnati Financial Corp.	10,395	302,183
CIT Group Inc.	20,055	91,050
Citigroup Inc.	336,315	2,256,674
CME Group Inc.	4,200	874,062
Comerica Inc.	9,765	193,835
Developers Diversified Realty Corp.	7,980	38,942
Discover Financial Services LLC	31,605	301,196
E*TRADE Financial Corp.(a)(b)	33,495	38,519
Equity Residential	16,485	491,583
Federated Investors Inc. Class B	4,515	76,574
Fifth Third Bancorp	35,385	292,280
First Horizon National Corp.(a)	13,547	143,192
Franklin Resources Inc.	9,240	589,327
Genworth Financial Inc. Class A	28,035	79,339
Goldman Sachs Group Inc. (The)	27,195	2,294,986
Hartford Financial Services Group Inc. (The)	19,635	322,407
HCP Inc.	15,435	428,630
Host Hotels & Resorts Inc.	31,920	241,634
Hudson City Bancorp Inc.	31,500	502,740
Huntington Bancshares Inc.(a)	24,570	188,206
IntercontinentalExchange Inc.(b)	4,515	372,217
Invesco Ltd.	24,591	355,094
Janus Capital Group Inc.	10,080	80,942
JPMorgan Chase & Co.	229,740	7,243,702
KeyCorp	31,500	268,380
Kimco Realty Corp.	14,175	259,119
Legg Mason Inc.	9,135	200,148
Leucadia National Corp.(b)	9,765	193,347
Lincoln National Corp.	17,010	320,468
Loews Corp.	22,575	637,744
M&T Bank Corp.(a)	4,515	259,206
Marsh & McLennan Companies Inc.	31,500	764,505
Marshall & Ilsley Corp.	15,645	213,398
MBIA Inc.(a)(b)	14,490	58,974
MetLife Inc.	48,362	1,685,899
Moody’s Corp.	12,390	248,915
Morgan Stanley	65,835	1,055,993
NASDAQ OMX Group Inc. (The)(b)	8,295	204,969
Northern Trust Corp.	13,125	684,337
NYSE Euronext Inc.	16,485	451,359
People’s United Financial Inc.	20,685	368,814
Plum Creek Timber Co. Inc.	9,975	346,531
PNC Financial Services Group Inc. (The)	26,224	1,284,976
Principal Financial Group Inc.	16,469	371,705
Progressive Corp. (The)	42,420	628,240
ProLogis	17,430	242,103
Prudential Financial Inc.	26,355	797,502
Public Storage	7,665	609,368
Regions Financial Corp.	44,415	353,543
Simon Property Group Inc.	13,860	736,382
SLM Corp.(b)	30,555	271,940
Sovereign Bancorp Inc.(b)	33,495	99,815
State Street Corp.	26,565	1,044,801

SunTrust Banks Inc.	21,840	645,154
T. Rowe Price Group Inc.	15,330	543,295
Torchmark Corp.	4,305	192,434
Travelers Companies Inc. (The)	36,120	1,632,624
U.S. Bancorp	107,625	2,691,701
Unum Group	21,315	396,459
Vornado Realty Trust	8,295	500,603
Wells Fargo & Co.	259,646	7,654,364
XL Capital Ltd. Class A	24,020	88,874
Zions Bancorporation	7,665	187,869

		64,417,076

TOTAL COMMON STOCKS
(Cost: $352,688,716)		178,551,895

Security	Shares	Value

PREFERRED STOCKS—1.03%

BRAZIL—1.03%
Banco Bradesco SA SP ADR	95,130	938,933
Banco Itau Holding Financiera SA ADR	80,430	932,988

		1,871,921

TOTAL PREFERRED STOCKS
(Cost: $2,655,001)		1,871,921

Security	Shares	Value

RIGHTS—0.06%

BELGIUM—0.00%
Fortis(b)(d)	140,087	19

		19
SINGAPORE—0.06%
DBS Group Holdings Ltd.(b)(d)	53,500	111,400

		111,400
UNITED KINGDOM—0.00%
HBOS PLC(b)(d)	500,713	72
Lloyds TSB Group PLC(b)(d)	164,248	24

		96

TOTAL RIGHTS
(Cost: $204,544)		111,515

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.55%

MONEY MARKET FUNDS—1.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(e)(f)	2,303,093	2,303,093

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(e)(f)	329,474	329,474
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(e)	166,852	166,852

		2,799,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,799,419)		2,799,419

TOTAL INVESTMENTS IN SECURITIES—101.23%
(Cost: $358,347,680)		183,334,750
Other Assets, Less Liabilities—(1.23)%		(2,228,464)

NET ASSETS—100.00%		$181,106,286

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.69%

AUSTRALIA—0.76%
CSL Ltd.	188,378	$4,426,062

		4,426,062
BELGIUM—0.21%
AGFA-Gevaert NV(a)	45,326	117,190
UCB SA	34,322	1,111,627

		1,228,817
CANADA—0.09%
Biovail Corp.	40,348	377,170
MDS Inc.(a)	28,034	171,451

		548,621
DENMARK—1.34%
Novo Nordisk A/S Class B	154,842	7,836,587

		7,836,587
FRANCE—4.05%
Essilor International SA	66,548	3,105,394
Sanofi-Aventis	326,452	20,601,821

		23,707,215
GERMANY—3.16%
Bayer AG(b)	241,826	13,967,042
Fresenius Medical Care AG & Co. KGaA	58,426	2,705,274
Merck KGaA	20,174	1,809,045

		18,481,361
IRELAND—0.15%
Elan Corp. PLC(a)	148,816	861,579

		861,579
JAPAN—4.77%
Astellas Pharma Inc.	136,535	5,467,425
Daiichi Sankyo Co. Ltd.	209,693	4,857,753
Eisai Co. Ltd.	78,700	3,212,245
Taisho Pharmaceutical Co. Ltd.	59,000	1,238,577
Takeda Pharmaceutical Co. Ltd.	209,600	10,728,560
Terumo Corp.	52,400	2,410,458

		27,915,018
SWITZERLAND—13.39%
Nobel Biocare Holding AG Registered	38,776	780,365
Novartis AG Registered	834,208	41,304,798
Roche Holding AG Bearer	15,196	2,408,574
Roche Holding AG Genusschein	221,652	33,840,795

		78,334,532

UNITED KINGDOM—9.08%
AstraZeneca PLC	456,928	18,440,537
GlaxoSmithKline PLC	1,641,954	30,323,440
Shire PLC	176,064	2,561,736
Smith & Nephew PLC	277,671	1,750,586

		53,076,299
UNITED STATES—62.69%
Abbott Laboratories	489,678	26,134,114
Aetna Inc.	145,148	4,136,718
Allergan Inc.	96,940	3,908,621
AmerisourceBergen Corp.	49,256	1,756,469
Amgen Inc.(a)	334,312	19,306,518
Baxter International Inc.	195,976	10,502,354
Becton, Dickinson and Co.	76,939	5,261,858
Biogen Idec Inc.(a)	91,962	4,380,150
Boston Scientific Corp.(a)	472,910	3,660,323
Bristol-Myers Squibb Co.	625,656	14,546,502
C.R. Bard Inc.	30,916	2,604,982
Cardinal Health Inc.	113,708	3,919,515
Celgene Corp.(a)	144,886	8,009,298
Cephalon Inc.(a)(b)	21,222	1,634,943
CIGNA Corp.	86,460	1,456,851
Coventry Health Care Inc.(a)	47,422	705,639
Covidien Ltd.	158,772	5,753,897
DaVita Inc.(a)	33,012	1,636,405
DENTSPLY International Inc.	46,898	1,324,400
Eli Lilly and Co.	316,758	12,755,845
Express Scripts Inc.(a)	77,814	4,278,214
Forest Laboratories Inc.(a)	96,154	2,449,042
Genzyme Corp.(a)	85,150	5,651,405
Gilead Sciences Inc.(a)	290,820	14,872,535
Hospira Inc.(a)	50,146	1,344,916
Humana Inc.(a)	52,924	1,973,007
IMS Health Inc.	58,164	881,766
Intuitive Surgical Inc.(a)	12,314	1,563,755
Johnson & Johnson	875,866	52,403,063
King Pharmaceuticals Inc.(a)	79,124	840,297
Laboratory Corp. of America Holdings(a)	33,798	2,176,929
Life Technologies Corp.(a)	54,496	1,270,302
McKesson Corp.	87,508	3,389,185
Medco Health Solutions Inc.(a)	156,676	6,566,291
Medtronic Inc.	352,128	11,063,862
Merck & Co. Inc.	667,576	20,294,310
Millipore Corp.(a)	17,292	890,884
Mylan Inc.(a)(b)	96,416	953,554
Patterson Companies Inc.(a)	29,606	555,112
PerkinElmer Inc.	38,118	530,221
Pfizer Inc.	2,129,536	37,714,083
Quest Diagnostics Inc.	49,780	2,584,080
Schering-Plough Corp.	514,568	8,763,093
St. Jude Medical Inc.(a)	109,254	3,601,012
Stryker Corp.	76,242	3,045,868
Tenet Healthcare Corp.(a)(b)	132,048	151,855
Thermo Fisher Scientific Inc.(a)	132,048	4,498,875
UnitedHealth Group Inc.	382,258	10,168,063
Varian Medical Systems Inc.(a)	39,562	1,386,252
Waters Corp.(a)	31,440	1,152,276
Watson Pharmaceuticals Inc.(a)	33,333	885,658

WellPoint Inc.(a)	160,082	6,744,255
Wyeth	420,772	15,783,158
Zimmer Holdings Inc.(a)	70,216	2,838,131

		366,660,711

TOTAL COMMON STOCKS
(Cost: $727,167,443)		583,076,802

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.55%

MONEY MARKET FUNDS—0.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	2,383,906	2,383,906
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	389,470	389,470
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	416,167	416,167

		3,189,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,189,543)		3,189,543

TOTAL INVESTMENTS IN SECURITIES—100.24%
(Cost: $730,356,986)		586,266,345
Other Assets, Less Liabilities—(0.24)%		(1,383,860)

NET ASSETS—100.00%		$584,882,485

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.57%

AUSTRALIA—1.65%
Brambles Ltd.	62,360	$322,602
Leighton Holdings Ltd.	6,580	126,847
Macquarie Airports	65,760	110,035
Macquarie Infrastructure Group	105,360	125,612
Qantas Airways Ltd.	87,000	159,526
Toll Holdings Ltd.	29,160	125,438
Transurban Group	55,480	208,876

		1,178,936
BRAZIL—0.12%
Empresa Brasileira de Aeronautica SA ADR	5,320	86,237

		86,237
CANADA—1.85%
Bombardier Inc. Class B	61,320	221,040
Canadian National Railway Co.	19,520	708,064
Canadian Pacific Railway Ltd.	6,400	212,452
Groupe Aeroplan Inc.	94	661
Jazz Air Income Fund(a)	133	349
SNC-Lavalin Group Inc.	5,680	182,616

		1,325,182
CHILE—0.18%
LAN Airlines SA SP ADR	16,046	129,170

		129,170
CHINA—0.35%
China Communications Construction Co. Ltd. Class H	200,000	246,703

		246,703
DENMARK—0.94%
A.P. Moller - Maersk A/S Class B	43	225,654
Vestas Wind Systems A/S(b)	7,920	448,903

		674,557
FINLAND—0.38%
Kone OYJ Class B	9,360	202,059
Metso OYJ	6,120	72,481

		274,540
FRANCE—5.49%
Air France-KLM	5,440	69,342
ALSTOM	8,960	522,855
Bouygues SA	9,673	406,068
Compagnie de Saint-Gobain	10,960	511,818
European Aeronautic Defence and Space Co.	16,921	282,958
Safran SA	8,920	119,454
Schneider Electric SA	10,440	769,142
Thales SA	3,480	144,299

Vallourec SA	2,280	256,714
Vinci SA	20,160	840,702

		3,923,352
GERMANY—5.54%
Deutsche Lufthansa AG Registered	9,920	154,302
Deutsche Post AG Registered	36,520	604,607
Hochtief AG	2,048	101,745
MAN AG	4,601	247,638
Siemens AG Registered	38,960	2,852,956

		3,961,248
HONG KONG—0.60%
Hutchison Whampoa Ltd.	85,000	426,086

		426,086
ITALY—0.68%
Atlantia SpA	12,004	218,589
Finmeccanica SpA	17,517	265,166

		483,755
JAPAN—17.25%
All Nippon Airways Co. Ltd.(c)	80,000	312,410
Asahi Glass Co. Ltd.	40,000	222,394
Central Japan Railway Co.	80	685,714
Dai Nippon Printing Co. Ltd.	25,000	269,995
Daikin Industries Ltd.	12,000	306,453
East Japan Railway Co.	120	912,079
Fanuc Ltd.	8,000	555,102
Fujikura Ltd.	30,000	96,635
Furukawa Electric Co. Ltd. (The)	40,000	189,300
ITOCHU Corp.	80,000	390,954
Japan Airlines Corp.(b)(c)	80,000	187,093
JS Group Corp.	8,000	121,787
Kajima Corp.	40,000	136,790
Kawasaki Heavy Industries Ltd.	40,000	78,985
Kintetsu Corp.	40,000	182,681
Komatsu Ltd.	36,000	443,993
Kubota Corp.	41,000	286,751
Marubeni Corp.	80,000	296,525
Mitsubishi Corp.	60,600	827,610
Mitsubishi Electric Corp.	80,000	487,148
Mitsubishi Heavy Industries Ltd.	160,000	697,187
Mitsui & Co. Ltd.	80,000	795,146
Mitsui O.S.K. Lines Ltd.	47,000	281,015
NGK Insulators Ltd.	12,000	131,451
Nippon Express Co. Ltd.	40,000	165,030
Nippon Yusen Kabushiki Kaisha	41,000	246,498
NSK Ltd.	17,000	62,262
Obayashi Corp.	40,000	233,867
Odakyu Electric Railway Co. Ltd.	40,000	346,387
Panasonic Electric Works Co. Ltd.	3,000	26,078
Secom Co. Ltd.	8,000	405,957
Shimizu Corp.	40,000	229,454
SMC Corp.	4,000	401,544
Sumitomo Corp.	48,000	413,017
Sumitomo Electric Industries Ltd.	32,000	240,750
Taisei Corp.	40,000	107,667
Tokyu Corp.	40,000	198,125
Toppan Printing Co. Ltd.	8,000	60,364
TOTO Ltd.(c)	7,000	43,089
West Japan Railway Co.	40	180,474
Yamato Holdings Co. Ltd.	6,000	76,779

		12,332,540

MEXICO—0.22%
Alfa SAB de CV Series A	28,000	59,747
Grupo Carso SA de CV Series A1	36,000	98,159

		157,906
NETHERLANDS—1.61%
Koninklijke Philips Electronics NV	39,640	762,055
Randstad Holding NV	4,400	88,991
TNT NV	15,800	302,208

		1,153,254
NORWAY—0.36%
Orkla ASA	30,560	198,362
Renewable Energy Corp. ASA(b)	6,036	55,601

		253,963
PORTUGAL—0.13%
BRISA - Auto-estradas de Portugal SA	12,047	89,608

		89,608
SINGAPORE—0.68%
Keppel Corp. Ltd.	55,000	165,296
Singapore Airlines Ltd.	40,667	317,828

		483,124
SPAIN—1.34%
Abertis Infraestructuras SA	14,523	254,365
Actividades de Construcciones y Servicios SA	9,560	433,882
Gamesa Corporacion Tecnologica SA	7,560	133,882
Grupo Ferrovial SA	3,160	86,006
Sacyr Vallehermoso SA(c)	5,800	51,357

		959,492
SWEDEN—2.50%
Alfa Laval AB	14,723	125,671
Assa Abloy AB Class B	11,600	129,819
Atlas Copco AB Class A	27,240	229,929
Sandvik AB	46,560	288,500
Scania AB Class B	18,240	179,334
Securitas AB Class B	13,280	107,897
Skanska AB Class B	15,400	150,924
SKF AB Class B	18,320	178,962
Volvo AB Class A	23,560	130,195
Volvo AB Class B	49,720	269,727

		1,790,958
SWITZERLAND—2.27%
ABB Ltd. Registered(b)	97,240	1,423,403
Adecco SA Registered	6,000	201,701

		1,625,104
UNITED KINGDOM—4.06%
BAE Systems PLC	145,240	786,725
BBA Aviation PLC	5,680	5,635
British Airways PLC	21,080	54,463
Bunzl PLC	14,760	125,205
Capita Group PLC	22,440	238,102
Cobham PLC	45,200	133,547
Cookson Group PLC	9,600	17,495
Experian PLC	43,200	268,319
FirstGroup PLC	18,960	118,307

G4S PLC	46,080	135,816
Hays PLC	51,960	52,107
IMI PLC	11,240	43,916
Invensys PLC(b)	36,120	90,101
Rentokil Initial PLC	76,880	48,635
Rolls-Royce Group PLC(b)	76,360	368,334
Smiths Group PLC	14,800	188,317
Tomkins PLC	40,840	72,223
Wolseley PLC	28,600	157,900

		2,905,147
UNITED STATES—51.37%
Avery Dennison Corp.	4,360	142,703
Boeing Co. (The)	30,920	1,319,356
Burlington Northern Santa Fe Corp.	12,000	908,520
C.H. Robinson Worldwide Inc.	7,200	396,216
Caterpillar Inc.	25,400	1,134,618
Cintas Corp.	5,600	130,088
Cooper Industries Ltd.	7,680	224,486
CSX Corp.	17,520	568,874
Cummins Inc.	8,760	234,155
Danaher Corp.	10,560	597,802
Deere & Co.	18,160	695,891
Dover Corp.	7,880	259,410
Dun & Bradstreet Corp. (The)	2,160	166,752
Eaton Corp.	6,960	345,982
Emerson Electric Co.	32,640	1,194,950
Equifax Inc.	5,200	137,904
Expeditors International Washington Inc.	8,760	291,445
Fastenal Co.(c)	5,802	202,200
FedEx Corp.	13,000	833,950
Flowserve Corp.	2,456	126,484
Fluor Corp.	7,520	337,422
General Dynamics Corp.	16,240	935,262
General Electric Co.	442,000	7,160,400
Goodrich Corp.	5,360	198,427
Honeywell International Inc.	30,520	1,001,972
Illinois Tool Works Inc.	16,520	579,026
Ingersoll-Rand Co. Ltd. Class A	13,449	233,340
ITT Industries Inc.	7,600	349,524
Jacobs Engineering Group Inc.(b)	5,240	252,044
L-3 Communications Holdings Inc.	5,080	374,802
Lockheed Martin Corp.	14,000	1,177,120
Manitowoc Co. Inc. (The)	5,545	48,020
Masco Corp.	13,840	154,039
Monster Worldwide Inc.(b)	5,560	67,220
Norfolk Southern Corp.	16,141	759,434
Northrop Grumman Corp.	13,520	608,941
PACCAR Inc.	15,560	445,016
Pall Corp.	5,400	153,522
Parker Hannifin Corp.	6,880	292,675
Pitney Bowes Inc.	7,360	187,533
Precision Castparts Corp.	5,880	349,742
R.R. Donnelley & Sons Co.	8,200	111,356
Raytheon Co.	17,360	886,054
Republic Services Inc.	12,960	321,278
Robert Half International Inc.	6,520	135,746
Rockwell Automation Inc.	6,360	205,046
Rockwell Collins Inc.	6,840	267,376
Ryder System Inc.	2,501	96,989
Southwest Airlines Co.	30,720	264,806
Stericycle Inc.(b)	3,640	189,571
Textron Inc.	11,440	158,673

3M Co.	29,360	1,689,374
Tyco International Ltd.	20,680	446,688
Union Pacific Corp.	21,640	1,034,392
United Parcel Service Inc. Class B	41,640	2,296,862
United Technologies Corp.	39,720	2,128,992
W.W. Grainger Inc.	3,120	245,981
Waste Management Inc.	20,200	669,428

		36,725,879

TOTAL COMMON STOCKS
(Cost: $130,772,438)		71,186,741

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.10%

MONEY MARKET FUNDS—1.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	597,045	597,045
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	152,902	152,902
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	37,310	37,310

		787,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $787,257)		787,257

TOTAL INVESTMENTS IN SECURITIES—100.67%
(Cost: $131,559,695)		71,973,998
Other Assets, Less Liabilities—(0.67)%		(476,890)

NET ASSETS—100.00%		$71,497,108

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.15%

AUSTRALIA—8.03%
ConnectEast Group	1,936,312	$742,498
Macquarie Airports	2,054,493	3,437,742
Macquarie Infrastructure Group	2,769,458	3,301,781
Transurban Group	1,469,257	5,531,576

		13,013,597
AUSTRIA—0.42%
Flughafen Wien AG	15,512	684,608

		684,608
BELGIUM—0.10%
Euronav SA	12,228	166,746

		166,746
BRAZIL—0.19%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	8,404	203,461
CPFL Energia SA ADR(a)	2,632	102,832

		306,293
CANADA—7.86%
Enbridge Inc.	167,246	5,359,459
Pembina Pipeline Income Fund	30,359	374,784
TransCanada Corp.	260,839	7,008,529

		12,742,772
CHILE—0.24%
Enersis SA SP ADR	30,300	386,022

		386,022
CHINA—5.01%
Beijing Capital International Airport Co. Ltd. Class H	1,568,000	787,015
China Merchants Holdings (International) Co. Ltd.	1,346,000	2,601,621
COSCO Pacific Ltd.(a)	1,680,000	1,714,640
Dalian Port (PDA) Co. Ltd. Class H(a)	1,344,000	338,159
Guangdong Investment Ltd.	336,000	134,830
Huaneng Power International Inc. SP ADR	9,133	266,501
Jiangsu Expressway Co. Ltd. Class H	1,568,000	1,153,209
Zhejiang Expressway Co. Ltd. Class H	1,906,000	1,118,978

		8,114,953
DENMARK—0.10%
Dampskibsselskabet TORM A/S	15,241	162,240

		162,240
FINLAND—0.70%
Fortum OYJ	53,212	1,126,523

		1,126,523

FRANCE—9.47%
Aeroports de Paris	32,707	2,200,021
Electricite de France	28,513	1,644,831
GDF Suez	169,491	8,322,604
Societe des Autoroutes Paris-Rhin-Rhone(a)	25,594	1,769,953
Veolia Environnement	45,815	1,413,810

		15,351,219
GERMANY—9.87%
E.ON AG	195,463	7,727,243
Fraport AG	58,250	2,502,795
Hamburger Hafen und Logistik AG	28,115	918,409
RWE AG	54,678	4,841,528

		15,989,975
ITALY—6.35%
Atlantia SpA	401,674	7,314,345
Enel SpA	474,213	2,981,141

		10,295,486
JAPAN—7.91%
Japan Airport Terminal Co. Ltd.	106,400	1,406,147
Kamigumi Co. Ltd.	281,000	2,473,668
Kansai Electric Power Co. Inc. (The)	84,000	2,409,266
Mitsubishi Logistics Corp.	168,000	2,073,822
Tokyo Electric Power Co. Inc. (The)	134,500	4,451,186

		12,814,089
MEXICO—1.25%
Grupo Aeroportuario del Pacifico SA de CV ADR	44,809	1,031,503
Grupo Aeroportuario del Sureste SA de CV Series B ADR	26,783	1,001,149

		2,032,652
NETHERLANDS—1.57%
Royal Vopak NV	45,709	1,715,520
Smit Internationale NV	17,091	833,645

		2,549,165
NEW ZEALAND—0.71%
Auckland International Airport Ltd.	1,214,335	1,149,645

		1,149,645
NORWAY—0.43%
Frontline Ltd.(a)	24,541	700,961

		700,961
PORTUGAL—1.86%
BRISA - Auto-estradas de Portugal SA	405,445	3,015,764

		3,015,764
SOUTH KOREA—0.43%
Korea Electric Power Corp. SP ADR(a)(b)	59,752	693,721

		693,721
SPAIN—9.08%
Abertis Infraestructuras SA(a)	417,008	7,303,741
Cintra Concesiones de Infraestructuras de Transporte SA(a)	248,564	1,838,147
Iberdrola SA	612,852	5,571,393

		14,713,281

SWITZERLAND—0.71%
Flughafen Zurich AG Registered	4,928	1,155,199

		1,155,199
UNITED KINGDOM—4.44%
BBA Aviation PLC	528,752	524,547
Centrica PLC	431,174	1,648,988
Forth Ports PLC	59,008	777,123
National Grid PLC	263,719	2,593,468
Scottish & Southern Energy PLC	94,024	1,645,177

		7,189,303
UNITED STATES—22.42%
American Electric Power Co. Inc.	45,601	1,517,601
Crosstex Energy Inc.	20,272	79,061
Dominion Resources Inc.	62,685	2,246,630
Duke Energy Corp.	132,907	1,994,934
El Paso Corp.	366,798	2,872,028
Entergy Corp.	23,528	1,955,883
Exelon Corp.	78,825	4,383,458
FirstEnergy Corp.	35,676	1,733,140
FPL Group Inc.	49,015	2,466,925
General Maritime Corp.	19,773	213,548
Kinder Morgan Inc.(c)	197,863	20
Nordic American Tanker Shipping Ltd.(a)	15,015	506,756
PPL Corp.	47,607	1,461,059
Public Service Enterprise Group Inc.	64,257	1,874,377
Ship Finance International Ltd.(a)	20,966	231,674
Southern Co. (The)	82,335	3,046,395
Spectra Energy Corp.	294,240	4,631,338
Teekay Corp.	21,186	416,305
Tsakos Energy Navigation Ltd.	11,877	217,587
Williams Companies Inc. (The)	309,868	4,486,889

		36,335,608

TOTAL COMMON STOCKS
(Cost: $219,961,496)		160,689,822

Security	Shares	Value

PREFERRED STOCKS—0.29%

BRAZIL—0.29%
Companhia Energetica de Minas Gerais SP ADR	34,664	476,283

		476,283

TOTAL PREFERRED STOCKS
(Cost: $683,779)		476,283

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.67%

MONEY MARKET FUNDS—5.67%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	8,758,174	8,758,174

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	297,105	297,105
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	126,545	126,545

		9,181,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,181,824)		9,181,824

TOTAL INVESTMENTS IN SECURITIES—105.11%
(Cost: $229,827,099)		170,347,929
Other Assets, Less Liabilities—(5.11)%		(8,275,409)

NET ASSETS—100.00%		$162,072,520

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—97.02%

AUSTRALIA—11.17%
Alumina Ltd.	342,042	$331,476
Amcor Ltd.	185,518	750,190
BHP Billiton Ltd.	693,011	14,707,612
BlueScope Steel Ltd.	148,230	361,711
Fortescue Metals Group Ltd.(a)	269,065	362,053
Incitec Pivot Ltd.	373,652	648,670
Lihir Gold Ltd.(a)	455,828	956,588
Newcrest Mining Ltd.	91,619	2,164,784
OneSteel Ltd.	135,036	231,602
Orica Ltd.	88,290	860,550
OZ Minerals Ltd.	706,943	271,084
Rio Tinto Ltd.	59,315	1,571,468

		23,217,788
AUSTRIA—0.22%
voestalpine AG	21,473	448,922

		448,922
BELGIUM—0.73%
Solvay SA	12,956	955,403
Umicore	28,466	556,738

		1,512,141
BRAZIL—2.42%
Companhia Siderurgica Nacional SP ADR	87,967	1,126,857
Companhia Vale do Rio Doce ADR	322,431	3,904,639

		5,031,496
CANADA—10.99%
Agnico-Eagle Mines Ltd.	29,160	1,482,684
Agrium Inc.	32,570	1,094,109
Barrick Gold Corp.	178,725	6,472,900
First Quantum Minerals Ltd.	13,645	194,644
Goldcorp Inc.	148,458	4,616,689
Inmet Mining Corp.	9,350	148,297
Kinross Gold Corp.	134,337	2,448,426
Lundin Mining Corp.(a)	114,014	109,904
NOVA Chemicals Corp.	33,790	160,123
Potash Corp. of Saskatchewan Inc.	62,655	4,544,454
Teck Cominco Ltd. Class B	90,895	443,247
Yamana Gold Inc.	145,810	1,116,164

		22,831,641
CHILE—0.37%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	31,356	764,773

		764,773
DENMARK—0.39%
Novozymes A/S Class B	10,340	807,171

		807,171

FINLAND—1.05%
Stora Enso OYJ Class R	123,497	947,602
UPM-Kymmene OYJ	98,427	1,231,366

		2,178,968
FRANCE—3.16%
Lafarge SA	28,500	1,717,372
L’Air Liquide SA	53,281	4,847,440

		6,564,812
GERMANY—6.54%
BASF SE	190,750	7,352,666
K+S AG	25,724	1,429,233
Linde AG	28,667	2,384,937
Salzgitter AG	8,140	622,325
ThyssenKrupp AG	68,555	1,806,791

		13,595,952
IRELAND—1.30%
CRH PLC	109,327	2,712,664

		2,712,664
JAPAN—11.43%
Asahi Kasei Corp.	220,000	946,498
JFE Holdings Inc.	98,100	2,526,900
JSR Corp.	46,500	510,397
Kobe Steel Ltd.	436,000	779,173
Kuraray Co. Ltd.	68,000	517,595
Mitsubishi Chemical Holdings Corp.	220,000	953,778
Mitsubishi Materials Corp.	220,000	541,202
Mitsui Chemicals Inc.	147,000	531,892
Mitsui Mining & Smelting Co. Ltd.	110,000	226,917
Nippon Paper Group Inc.	253	999,162
Nippon Steel Corp.	1,100,000	3,519,029
Nitto Denko Corp.	33,700	634,222
Oji Paper Co. Ltd.	218,000	1,262,548
Shin-Etsu Chemical Co. Ltd.	77,000	3,457,143
Sumitomo Chemical Co. Ltd.	330,000	1,099,393
Sumitomo Metal Industries Ltd.	660,000	1,579,923
Sumitomo Metal Mining Co. Ltd.	117,000	1,215,819
Teijin Ltd.	222,000	614,694
Toray Industries Inc.	253,000	1,261,511
Toyo Seikan Kaisha Ltd.	34,200	577,986

		23,755,782
MEXICO—0.86%
Cemex SAB de CV Series CPO(a)	1,940,249	1,780,739

		1,780,739
NETHERLANDS—3.61%
Akzo Nobel NV	58,960	2,412,824
ArcelorMittal	169,772	4,011,857
Koninklijke DSM NV	42,255	1,076,347

		7,501,028
NORWAY—0.65%
Norsk Hydro ASA	134,506	534,021
Yara International ASA	38,405	815,861

		1,349,882
PORTUGAL—0.19%
CIMPOR - Cimentos de Portugal SGPS SA(b)	82,339	398,305

		398,305
SOUTH KOREA—2.21%
POSCO ADR	60,955	4,586,864

		4,586,864

SPAIN—0.17%
Acerinox SA	22,428	354,473

		354,473
SWEDEN—0.76%
Boliden AB	77,608	174,688
Holmen AB Class B	4,033	98,684
SSAB Svenskt Stal AB Class A	32,570	280,068
Svenska Cellulosa AB Class B	122,260	1,031,981

		1,585,421
SWITZERLAND—3.72%
Clariant AG Registered(a)	58,860	394,299
Givaudan SA Registered	1,320	1,029,981
Holcim Ltd. Registered	44,690	2,531,880
Syngenta AG Registered	20,056	3,776,223

		7,732,383
TAIWAN—1.08%
China Steel Corp. SP GDR(b)	223,599	2,235,990

		2,235,990
UNITED KINGDOM—10.30%
Anglo American PLC	272,282	6,052,179
BHP Billiton PLC	453,484	8,436,836
Johnson Matthey PLC	51,448	809,965
Lonmin PLC	23,454	307,198
Rexam PLC	145,370	733,610
Rio Tinto PLC	178,923	3,832,974
Xstrata PLC	134,288	1,235,665

		21,408,427
UNITED STATES—23.70%
Air Products and Chemicals Inc.	47,333	2,379,430
AK Steel Holding Corp.	22,445	209,187
Alcoa Inc.	166,988	1,880,285
Allegheny Technologies Inc.	21,255	542,640
Ball Corp.	21,473	893,062
Bemis Co. Inc.	16,459	389,749
CF Industries Holdings Inc.	12,318	605,553
Dow Chemical Co. (The)	194,324	2,932,349
E.I. du Pont de Nemours and Co.	194,010	4,908,453
Eastman Chemical Co.	18,748	594,499
Ecolab Inc.	34,409	1,209,476
Freeport-McMoRan Copper & Gold Inc.	79,461	1,942,027
International Flavors & Fragrances Inc.	18,372	546,016
International Paper Co.	89,489	1,055,970
MeadWestvaco Corp.	33,463	374,451
Monsanto Co.	113,008	7,950,113
Newmont Mining Corp.	92,432	3,761,982
Nucor Corp.	63,656	2,940,907
Owens-Illinois Inc.(a)	32,604	891,067
Pactiv Corp.(a)	28,667	713,235
PPG Industries Inc.	36,310	1,540,633
Praxair Inc.	65,618	3,895,084
Rohm and Haas Co.	25,813	1,594,985
Sealed Air Corp.	30,411	454,340
Sigma-Aldrich Corp.	26,269	1,109,603

Titanium Metals Corp.	23,871	210,304
United States Steel Corp.	23,326	867,727
Vulcan Materials Co.(b)	22,665	1,577,031
Weyerhaeuser Co.	41,712	1,276,804

		49,246,962

TOTAL COMMON STOCKS
(Cost: $424,700,230)		201,602,584

Security	Shares	Value

PREFERRED STOCKS—2.80%

BRAZIL—2.80%
Aracruz Celulose SA SP ADR(b)	28,776	324,593
Companhia Vale do Rio Doce SP ADR	433,915	4,621,195
Gerdau SA SP ADR	131,726	869,392

		5,815,180

TOTAL PREFERRED STOCKS
(Cost: $16,224,452)		5,815,180

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.99%

MONEY MARKET FUNDS—0.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	1,522,543	1,522,543
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	485,971	485,971
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	38,258	38,258

		2,046,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,046,772)		2,046,772

TOTAL INVESTMENTS IN SECURITIES—100.81%
(Cost: $442,971,454)		209,464,536
Other Assets, Less Liabilities—(0.81)%		(1,675,592)

NET ASSETS—100.00%		$207,788,944

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

AUSTRALIA—14.89%
Energy Resources of Australia Ltd.(a)	29,850	$395,417
Paladin Energy Ltd.(a)(b)	295,270	510,538

		905,955
CANADA—25.70%
Cameco Corp.	28,830	491,593
Denison Mines Corp.(b)	113,920	134,729
UEX Corp.(b)	93,580	50,031
Uranium One Inc.(b)	476,190	690,466
Uranium Participation Corp.(b)	33,990	197,139

		1,563,958
FINLAND—2.76%
Fortum OYJ	7,940	168,093

		168,093
FRANCE—5.36%
AREVA SA	110	53,517
Electricite de France	4,730	272,860

		326,377
GERMANY—4.59%
E.ON AG	7,070	279,498

		279,498
JAPAN—12.97%
Kansai Electric Power Co. Inc. (The)	9,000	258,136
Tokyo Electric Power Co. Inc. (The)	13,000	430,226
Toshiba Plant Systems & Services Corp.	10,000	100,607

		788,969
SOUTH KOREA—1.50%
Korea Electric Power Corp. SP ADR(b)	7,850	91,139

		91,139
UNITED KINGDOM—2.21%
British Energy Group PLC	12,090	134,453

		134,453
UNITED STATES—29.84%
Constellation Energy Group Inc.	2,630	65,987
EnergySolutions Inc.	12,370	69,891
Entergy Corp.	3,010	250,221
Exelon Corp.	8,800	489,368
FirstEnergy Corp.	5,590	271,562
FPL Group Inc.	5,570	280,338

McDermott International Inc.(b)	22,100	218,348
USEC Inc.(a)(b)	37,810	169,767

		1,815,482

TOTAL COMMON STOCKS
(Cost: $7,362,840)		6,073,924

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.87%

MONEY MARKET FUNDS—12.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	766,496	766,496
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	14,214	14,214
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	2,742	2,742

		783,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $783,452)		783,452

TOTAL INVESTMENTS IN SECURITIES—112.69%
(Cost: $8,146,292)		6,857,376
Other Assets, Less Liabilities—(12.69)%		(772,463)

NET ASSETS—100.00%		$6,084,913

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

CANADA—1.18%
Research In Motion Ltd.(a)	80,460	$3,226,221

		3,226,221
FINLAND—3.40%
Nokia OYJ	602,260	9,292,604

		9,292,604
FRANCE—1.04%
Alcatel-Lucent(a)	389,784	830,609
Cap Gemini SA	23,423	895,376
Dassault Systemes SA	7,897	354,839
STMicroelectronics NV	113,240	752,416

		2,833,240
GERMANY—1.87%
Infineon Technologies AG(a)	130,226	173,780
SAP AG	141,103	4,950,579

		5,124,359
JAPAN—11.91%
Advantest Corp.	29,800	470,094
Canon Inc.	178,800	5,463,607
FUJIFILM Holdings Corp.	74,500	1,602,592
Fujitsu Ltd.	300,000	1,419,746
Hirose Electric Co. Ltd.	3,700	368,163
Hitachi Ltd.	500,000	1,902,923
Hoya Pentax HD Corp.	59,600	1,013,167
Keyence Corp.	4,000	803,089
Konica Minolta Holdings Inc.	83,500	628,207
Kyocera Corp.	29,800	2,097,341
Murata Manufacturing Co. Ltd.	29,800	1,147,292
NEC Corp.	317,000	1,038,599
Nintendo Co. Ltd.	17,300	6,440,982
NTT Data Corp.	214	845,141
Ricoh Co. Ltd.	149,000	1,847,501
Rohm Co. Ltd.	15,900	789,300
TDK Corp.	19,100	684,777
Tokyo Electron Ltd.	29,800	1,019,084
Toshiba Corp.	474,000	1,913,778
Yahoo! Japan Corp.	2,682	1,079,901

		32,575,284
NETHERLANDS—0.46%
ASML Holding NV	71,864	1,273,655

		1,273,655

SOUTH KOREA—2.69%
Samsung Electronics Co. Ltd. GDR(b)	42,018	7,353,150

		7,353,150
SWEDEN—1.31%
Telefonaktiebolaget LM Ericsson AB Class B	482,164	3,585,157

		3,585,157
TAIWAN—4.35%
AU Optronics Corp. SP ADR	189,529	1,455,583
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,081,960	8,547,484
United Microelectronics Corp. SP ADR(c)	971,425	1,903,993

		11,907,060
UNITED KINGDOM—0.45%
ARM Holdings PLC	248,830	309,458
Electrocomponents PLC	60,941	123,760
Logica PLC	242,125	240,200
Misys PLC	84,781	120,980
Sage Group PLC	179,098	437,747

		1,232,145
UNITED STATES—71.16%
Adobe Systems Inc.(a)	87,761	1,868,431
Advanced Micro Devices Inc.(a)(c)	98,887	213,596
Affiliated Computer Services Inc. Class A(a)	12,224	561,693
Agilent Technologies Inc.(a)	60,196	940,864
Akamai Technologies Inc.(a)	27,267	411,459
Altera Corp.	52,150	871,427
Amphenol Corp. Class A	21,605	518,088
Analog Devices Inc.	45,892	872,866
Apple Inc.(a)	143,636	12,259,333
Applied Materials Inc.	218,136	2,209,718
Autodesk Inc.(a)	37,463	736,148
Automatic Data Processing Inc.	81,286	3,197,791
BMC Software Inc.(a)	31,588	850,033
Broadcom Corp. Class A(a)	74,500	1,264,265
CA Inc.	61,239	1,134,759
Ciena Corp.(a)	13,559	90,845
Cisco Systems Inc.(a)	948,534	15,461,104
Citrix Systems Inc.(a)	31,141	733,993
Cognizant Technology Solutions Corp.(a)	47,233	853,028
Computer Sciences Corp.(a)	25,663	901,798
Compuware Corp.(a)	44,551	300,719
Convergys Corp.(a)	10,917	69,978
Corning Inc.	251,959	2,401,169
Dell Inc.(a)	311,708	3,191,890
eBay Inc.(a)	181,095	2,528,086
Electronic Arts Inc.(a)	50,958	817,366
EMC Corp.(a)	333,313	3,489,787
Fidelity National Information Services Inc.	25,804	419,831
Fiserv Inc.(a)	22,946	834,546
FLIR Systems Inc.(a)	18,327	562,272
Google Inc. Class A(a)	38,442	11,826,681
Harris Corp.	16,688	634,978
Hewlett-Packard Co.	398,932	14,477,242
Intel Corp.	900,258	13,197,782
International Business Machines Corp.	219,775	18,496,264

Intuit Inc.(a)	52,217	1,242,242
Jabil Circuit Inc.	29,204	197,127
JDS Uniphase Corp.(a)	37,995	138,682
Juniper Networks Inc.(a)	87,761	1,536,695
KLA-Tencor Corp.	27,863	607,135
Lexmark International Inc. Class A(a)	14,453	388,786
Linear Technology Corp.	34,717	767,940
LSI Corp.(a)	116,518	383,344
MasterCard Inc. Class A	11,622	1,661,133
McAfee Inc.(a)(c)	20,413	705,677
MEMC Electronic Materials Inc.(a)	37,955	541,997
Microchip Technology Inc.	31,141	608,184
Micron Technology Inc.(a)(c)	93,274	246,243
Microsoft Corp.	1,245,342	24,209,449
Molex Inc.	21,009	304,420
Motorola Inc.	345,023	1,528,452
National Semiconductor Corp.	36,356	366,105
NetApp Inc.(a)	57,961	809,715
Novell Inc.(a)	60,196	234,162
Novellus Systems Inc.(a)	19,519	240,865
NVIDIA Corp.(a)	90,741	732,280
Oracle Corp.(a)	634,442	11,248,657
Paychex Inc.	52,299	1,374,418
QLogic Corp.(a)	23,691	318,407
QUALCOMM Inc.	262,836	9,417,414
Salesforce.com Inc.(a)(c)	16,688	534,183
SanDisk Corp.(a)	36,505	350,448
Sun Microsystems Inc.(a)	141,252	539,583
Symantec Corp.(a)	138,719	1,875,481
Tellabs Inc.(a)	50,809	209,333
Teradata Corp.(a)	27,267	404,370
Teradyne Inc.(a)	30,694	129,529
Texas Instruments Inc.	209,792	3,255,972
Total System Services Inc.	28,161	394,254
Tyco Electronics Ltd.	72,265	1,171,416
VeriSign Inc.(a)(c)	34,121	651,029
Western Union Co.	119,349	1,711,465
Xerox Corp.	114,432	912,023
Xilinx Inc.	45,743	815,140
Yahoo! Inc.(a)	221,414	2,701,251

		194,664,836

TOTAL COMMON STOCKS
(Cost: $469,991,609)		273,067,711

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(d)(e)(f)	2,724,920	2,724,920
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(d)(e)(f)	336,080	336,080

Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(d)(e)	168,687	168,687

		3,229,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,229,687)		3,229,687

TOTAL INVESTMENTS IN SECURITIES—101.00%
(Cost: $473,221,296)		276,297,398
Other Assets, Less Liabilities—(1.00)%		(2,731,983)

NET ASSETS—100.00%		$273,565,415

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—98.91%

AUSTRALIA—2.89%
Telstra Corp. Ltd.	2,647,274	$7,068,952

		7,068,952
AUSTRIA—0.48%
Telekom Austria AG	82,516	1,181,424

		1,181,424
BELGIUM—0.62%
Belgacom SA	40,082	1,522,718

		1,522,718
CANADA—4.16%
BCE Inc.	196,259	3,995,131
Rogers Communications Inc. Class B	133,182	3,947,452
TELUS Corp.	74,480	2,242,545

		10,185,128
CHINA—4.42%
China Mobile Ltd.	1,078,000	10,821,450

		10,821,450
FRANCE—4.76%
France Telecom SA	420,420	11,664,720

		11,664,720
GERMANY—4.52%
Deutsche Telekom AG Registered	740,586	11,066,604

		11,066,604
GREECE—0.45%
Hellenic Telecommunications Organization SA SP ADR	132,256	1,099,047

		1,099,047
ITALY—1.63%
Telecom Italia SpA	2,492,140	3,983,829

		3,983,829
JAPAN—8.64%
Nippon Telegraph and Telephone Corp.	2,058	10,624,865
NTT DoCoMo Inc.	3,724	7,246,703
SoftBank Corp.	186,200	3,292,649

		21,164,217
MEXICO—4.07%
America Movil SAB de CV Series L	1,754,200	2,689,220
America Movil SAB de CV Series L ADR	187,082	5,797,671
Telefonos de Mexico SAB de CV Series L	127,400	132,014
Telefonos de Mexico SAB de CV Series L SP ADR(a)	64,778	1,356,451

		9,975,356

NETHERLANDS—2.63%
Koninklijke KPN NV	445,802	6,432,352

		6,432,352
NEW ZEALAND—0.21%
Telecom Corp. of New Zealand Ltd.	392,980	524,683

		524,683
NORWAY—0.52%
Telenor ASA	191,590	1,266,851

		1,266,851
PORTUGAL—0.80%
Portugal Telecom SGPS SA Registered	11,858	100,053
Portugal Telecom SGPS SP ADR	215,992	1,853,211

		1,953,264
SINGAPORE—1.35%
Singapore Telecommunications Ltd.	1,862,550	3,296,549

		3,296,549
SOUTH KOREA—0.70%
SK Telecom Co. Ltd. ADR	94,933	1,725,882

		1,725,882
SPAIN—10.42%
Telefonica SA	1,157,576	25,504,053

		25,504,053
SWEDEN—1.36%
Tele2 AB Class B	74,284	648,157
TeliaSonera AB	546,912	2,690,315

		3,338,472
SWITZERLAND—0.70%
Swisscom AG Registered	1,421	453,262
Swisscom AG SP ADR	38,808	1,254,663

		1,707,925
TAIWAN—0.88%
Chunghwa Telecom Co. Ltd. ADR	138,376	2,158,666

		2,158,666
UNITED KINGDOM—12.53%
BT Group PLC	1,938,048	3,767,251
Cable & Wireless PLC	619,556	1,394,050
Vodafone Group PLC	12,773,712	25,527,912

		30,689,213
UNITED STATES—30.17%
American Tower Corp. Class A(b)	98,882	2,899,220
AT&T Inc.	1,440,110	41,043,134
CenturyTel Inc.	26,079	712,739
Embarq Corp.	35,868	1,289,813
Frontier Communications Corp.	80,045	699,593
Qwest Communications International Inc.	353,682	1,287,403
Sprint Nextel Corp.(b)	703,052	1,286,585
Verizon Communications Inc.	696,682	23,617,520
Windstream Corp.	112,308	1,033,234

		73,869,241

TOTAL COMMON STOCKS
(Cost: $335,066,485)		242,200,596

Security	Shares	Value

PREFERRED STOCKS—0.55%

BRAZIL—0.55%
Brasil Telecom Participacoes SA ADR	11,956	461,860
Tele Norte Leste Participacoes SA ADR	64,680	900,346

		1,362,206

TOTAL PREFERRED STOCKS
(Cost: $2,088,960)		1,362,206

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	784,087	784,087
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	354,552	354,552
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	277,290	277,290

		1,415,929

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,415,929)		1,415,929

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $338,571,374)		244,978,731
Other Assets, Less Liabilities—(0.04)%		(104,210)

NET ASSETS—100.00%		$244,874,521

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—95.28%

AUSTRALIA—3.38%
Great Southern Plantations Ltd.	236,235	$29,647
Gunns Ltd.	479,730	384,638
Timbercorp Ltd.	262,545	22,881

		437,166
CANADA—17.31%
Canfor Corp.(a)	97,470	600,058
Sino-Forest Corp.(a)	105,990	847,405
TimberWest Forest Corp. Stapled Units	58,425	167,537
West Fraser Timber Co. Ltd.	24,225	624,022

		2,239,022
FINLAND—9.10%
Stora Enso OYJ Class R	76,200	584,688
UPM-Kymmene OYJ	47,355	592,432

		1,177,120
HONG KONG—1.28%
China Grand Forestry Green Resources Group Ltd.(a)(b)	3,960,000	166,060

		166,060
JAPAN—8.06%
Oji Paper Co. Ltd.	180,000	1,042,471

		1,042,471
SOUTH AFRICA—4.23%
Sappi Ltd.	134,602	547,435

		547,435
SPAIN—1.69%
Grupo Empresarial ENCE SA	62,835	219,233

		219,233
SWEDEN—8.86%
Holmen AB Class B	22,425	548,718
Svenska Cellulosa AB Class B	70,770	597,361

		1,146,079
UNITED STATES—41.37%
Deltic Timber Corp.	9,060	414,495
International Paper Co.	31,650	373,470
Packaging Corp. of America	35,805	481,935
Plum Creek Timber Co. Inc.	33,705	1,170,912
Potlatch Corp.	33,450	870,034
Rayonier Inc.	37,110	1,163,399
Smurfit-Stone Container Corp.(a)	97,560	24,878
Weyerhaeuser Co.	27,855	852,642

		5,351,765

TOTAL COMMON STOCKS
(Cost: $18,275,952)		12,326,351

Security	Shares	Value

PREFERRED STOCKS—4.29%

BRAZIL—4.29%
Aracruz Celulose SA SP ADR	18,285	206,254
Votorantim Celulose e Papel SA SP ADR(a)(b)	44,070	349,475

		555,729

TOTAL PREFERRED STOCKS
(Cost: $1,935,744)		555,729

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.23%

MONEY MARKET FUNDS—3.23%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	365,169	365,169
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	12,851	12,851
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	39,493	39,493

		417,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $417,513)		417,513

TOTAL INVESTMENTS IN SECURITIES—102.80%
(Cost: $20,629,209)		13,299,593
Other Assets, Less Liabilities—(2.80)%		(362,389)

NET ASSETS—100.00%		$12,937,204

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—98.95%

AUSTRALIA—0.51%
AGL Energy Ltd.	95,613	$1,017,253

		1,017,253
BRAZIL—0.25%
Centrais Eletricas Brasileiras SA SP ADR	44,393	495,870

		495,870
CANADA—0.74%
Fortis Inc.	33,060	658,522
TransAlta Corp.	41,412	815,157

		1,473,679
CHILE—0.75%
Empresa Nacional de Electricidad SA SP ADR	23,240	778,308
Enersis SA SP ADR	56,159	715,466

		1,493,774
FINLAND—1.00%
Fortum OYJ	94,221	1,994,702

		1,994,702
FRANCE—10.83%
Electricite de France	59,247	3,417,786
GDF Suez	303,543	14,905,029
Suez Environnement SA(a)	57,594	964,705
Veolia Environnement	76,647	2,365,258

		21,652,778
GERMANY—12.77%
E.ON AG	432,825	17,110,880
RWE AG	95,178	8,427,649

		25,538,529
HONG KONG—2.07%
CLP Holdings Ltd.(b)	435,500	2,955,704
Hong Kong and China Gas Co. Ltd. (The)	785,550	1,185,896

		4,141,600
ITALY—3.33%
Enel SpA	907,584	5,705,528
Snam Rete Gas SpA	174,087	958,279

		6,663,807
JAPAN—11.70%
Chubu Electric Power Co. Inc.	130,500	3,937,314
Kansai Electric Power Co. Inc. (The)	156,600	4,491,561

Kyushu Electric Power Co. Inc.	87,000	2,293,767
Osaka Gas Co. Ltd.	435,000	1,986,652
Tokyo Electric Power Co. Inc. (The)	243,600	8,061,776
Tokyo Gas Co. Ltd.	522,000	2,620,077

		23,391,147
PORTUGAL—0.95%
Energias de Portugal SA	509,472	1,908,576

		1,908,576
SOUTH KOREA—0.64%
Korea Electric Power Corp. SP ADR(a)	109,772	1,274,453

		1,274,453
SPAIN—8.05%
Acciona SA	6,177	764,184
Gas Natural SDG SA	57,159	1,532,665
Iberdrola SA	1,082,193	9,838,137
Red Electrica Corporacion SA	23,229	1,162,421
Union Fenosa SA	114,144	2,813,146

		16,110,553
UNITED KINGDOM—9.53%
British Energy Group PLC	229,620	2,553,603
Centrica PLC	1,098,810	4,202,305
Drax Group PLC	72,906	588,044
International Power PLC	324,510	1,120,921
National Grid PLC	522,870	5,142,013
Scottish & Southern Energy PLC	188,529	3,298,771
Severn Trent PLC	50,199	864,640
United Utilities Group PLC	142,854	1,286,758

		19,057,055
UNITED STATES—35.83%
AES Corp. (The)(a)	145,203	1,196,473
Allegheny Energy Inc.	36,453	1,234,299
Ameren Corp.	46,023	1,530,725
American Electric Power Co. Inc.	87,174	2,901,151
CenterPoint Energy Inc.	74,935	945,680
CMS Energy Corp.	49,068	496,077
Consolidated Edison Inc.	59,247	2,306,486
Constellation Energy Group Inc.	38,280	960,445
Dominion Resources Inc.	125,193	4,486,917
DTE Energy Co.	35,757	1,275,452
Duke Energy Corp.	272,658	4,092,597
Dynegy Inc. Class A(a)	32,973	65,946
Edison International	70,644	2,269,085
Entergy Corp.	40,890	3,399,186
Equitable Resources Inc.	28,275	948,626
Exelon Corp.	141,810	7,886,054
FirstEnergy Corp.	65,424	3,178,298
FPL Group Inc.	88,305	4,444,391
Integrys Energy Group Inc.	16,460	707,451
Nicor Inc.	9,570	332,462
NiSource Inc.	59,334	650,894
Pepco Holdings Inc.	46,893	832,820
PG&E Corp.	78,126	3,024,257
Pinnacle West Capital Corp.	22,011	707,213
PPL Corp.	80,910	2,483,128

Progress Energy Inc.	56,898	2,267,385
Public Service Enterprise Group Inc.	109,098	3,182,389
Questar Corp.	37,236	1,217,245
SCANA Corp.	22,098	786,689
Sempra Energy	52,461	2,236,412
Southern Co. (The)(b)	166,953	6,177,261
TECO Energy Inc.	46,392	572,941
Wisconsin Energy Corp.	25,056	1,051,851
Xcel Energy Inc.	97,266	1,804,284

		71,652,570

TOTAL COMMON STOCKS
(Cost: $270,248,785)		197,866,346

Security	Shares	Value

PREFERRED STOCKS—0.74%

BRAZIL—0.74%
Centrais Eletricas Brasileiras SA ADR	40,393	430,993
Companhia Energetica de Minas Gerais SP ADR	59,073	811,663
Companhia Paranaense de Energia SP ADR	22,098	232,913

		1,475,569

TOTAL PREFERRED STOCKS
(Cost: $1,941,430)		1,475,569

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.37%

MONEY MARKET FUNDS—3.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	5,711,916	5,711,916
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	819,306	819,306
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	209,812	209,812

		6,741,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,741,034)		6,741,034

TOTAL INVESTMENTS IN SECURITIES—103.06%
(Cost: $278,931,249)		206,082,949
Other Assets, Less Liabilities—(3.06)%		(6,117,555)

NET ASSETS—100.00%		$199,965,394

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—66.38%

ARGENTINA—2.27%
Petrobras Energia Participaciones SA SP ADR	458,460	$2,792,021
Tenaris SA ADR	1,096,626	23,007,214

		25,799,235
BRAZIL—25.05%
Centrais Eletricas Brasileiras SA SP ADR	1,024,468	11,443,308
Companhia Siderurgica Nacional SP ADR	2,377,260	30,452,701
Companhia Vale do Rio Doce ADR(a)	6,848,820	82,939,210
Empresa Brasileira de Aeronautica SA ADR	423,605	6,866,637
Petroleo Brasileiro SA ADR	4,590,903	112,431,214
Unibanco - Uniao de Bancos Brasileiros SA ADR	634,109	40,976,124

		285,109,194
CHILE—9.22%
Banco de Chile ADR	262,555	8,593,425
Banco Santander Chile SA ADR	455,619	15,960,334
Distribucion y Servicio D&S SA ADR	523,411	12,661,312
Empresa Nacional de Electricidad SA SP ADR	805,337	26,970,736
Enersis SA SP ADR	1,349,137	17,188,005
LAN Airlines SA SP ADR	240,009	1,932,072
Sociedad Quimica y Minera de Chile SA Series B SP ADR(a)	888,031	21,659,076

		104,964,960
MEXICO—29.84%
Alfa SAB de CV Series A	1,800,000	3,840,849
America Movil SAB de CV Series L	86,472,500	132,563,901
Cemex SAB de CV Series CPO(b)	34,710,948	31,857,324
Fomento Economico Mexicano SAB de CV BD Units	11,052,000	33,015,940
Grupo Carso SA de CV Series A1	4,699,200	12,813,069
Grupo Modelo SAB de CV Series C	3,294,000	10,413,497
Grupo Televisa SA Series CPO	9,288,000	27,384,124
Kimberly-Clark de Mexico SAB de CV Series A	3,726,000	12,255,428
Telefonos de Mexico SAB de CV Series L	33,185,800	34,387,568
Wal-Mart de Mexico SAB de CV Series V(a)	15,365,400	41,052,807

		339,584,507

TOTAL COMMON STOCKS
(Cost: $1,529,685,208)		755,457,896

Security	Shares	Value

PREFERRED STOCKS—32.78%

BRAZIL—32.78%
Banco Bradesco SA SP ADR	6,216,854	61,360,350
Banco Itau Holding Financiera SA ADR(a)	4,528,694	52,532,851
Brasil Telecom Participacoes SA ADR	211,862	8,184,229
Centrais Eletricas Brasileiras SA ADR	995,684	10,623,948
Companhia de Bebidas das Americas ADR	870,840	38,586,920
Companhia Energetica de Minas Gerais SP ADR(a)	1,386,676	19,052,928
Companhia Paranaense de Energia SP ADR(a)	528,916	5,574,775
Companhia Vale do Rio Doce SP ADR(a)	9,233,100	98,332,515
Gerdau SA SP ADR(a)	3,458,184	22,824,014
Petroleo Brasileiro SA SP ADR	1,785,256	36,437,075
Tele Norte Leste Participacoes SA ADR	1,403,281	19,533,672

		373,043,277

TOTAL PREFERRED STOCKS
(Cost: $794,473,709)		373,043,277

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.43%

MONEY MARKET FUNDS—7.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	68,748,795	68,748,795
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	11,008,880	11,008,880
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	4,832,843	4,832,843

		84,590,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,590,518)		84,590,518

TOTAL INVESTMENTS IN SECURITIES—106.59%
(Cost: $2,408,749,435)		1,213,091,691
Other Assets, Less Liabilities—(6.59)%		(75,047,912)

NET ASSETS—100.00%		$1,138,043,779

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—101.08%

ADVERTISING—0.18%
Harte-Hanks Inc.	214,272	$1,337,057
Lamar Advertising Co. Class A(a)(b)	428,977	5,387,951

		6,725,008
AEROSPACE & DEFENSE—0.54%
Alliant Techsystems Inc.(a)(b)	184,704	15,840,215
BE Aerospace Inc.(a)	561,879	4,320,850

		20,161,065
AGRICULTURE—0.11%
Universal Corp.	141,139	4,215,822

		4,215,822
AIRLINES—0.43%
AirTran Holdings Inc.(a)	662,488	2,941,447
Alaska Air Group Inc.(a)	204,490	5,981,332
JetBlue Airways Corp.(a)(b)	1,034,738	7,346,640

		16,269,419
APPAREL—0.69%
Guess? Inc.	340,151	5,221,318
Hanesbrands Inc.(a)	527,903	6,730,763
Phillips-Van Heusen Corp.	290,632	5,850,422
Timberland Co. Class A(a)	259,999	3,002,988
Warnaco Group Inc. (The)(a)	263,344	5,169,443

		25,974,934
AUTO MANUFACTURERS—0.10%
Oshkosh Corp.	421,649	3,748,460

		3,748,460
AUTO PARTS & EQUIPMENT—0.44%
ArvinMeritor Inc.	420,424	1,198,208
BorgWarner Inc.	653,779	14,232,769
Modine Manufacturing Co.	186,672	909,093

		16,340,070
BANKS—4.71%
Associated Banc-Corp.	721,048	15,091,535
BancorpSouth Inc.	408,245	9,536,603
Bank of Hawaii Corp.	269,391	12,168,391
Cathay General Bancorp(b)	279,582	6,640,072
City National Corp.	228,475	11,126,732
Colonial BancGroup Inc. (The)(b)	1,141,434	2,362,768
Commerce Bancshares Inc.	372,398	16,366,892
Cullen/Frost Bankers Inc.	334,922	16,973,847
FirstMerit Corp.	457,220	9,414,160
Fulton Financial Corp.	988,030	9,504,849
PacWest Bancorp	138,752	3,732,429

SVB Financial Group(a)(b)	185,202	4,857,848
Synovus Financial Corp.	1,585,240	13,157,492
TCF Financial Corp.	650,647	8,887,838
Valley National Bancorp	764,434	15,479,788
Webster Financial Corp.	297,825	4,104,028
Westamerica Bancorporation(b)	163,116	8,343,383
Wilmington Trust Corp.(b)	384,444	8,550,035

		176,298,690
BEVERAGES—0.55%
Hansen Natural Corp.(a)(b)	417,487	13,998,339
PepsiAmericas Inc.	323,560	6,587,682

		20,586,021
BIOTECHNOLOGY—1.20%
Affymetrix Inc.(a)(b)	395,257	1,181,818
Bio-Rad Laboratories Inc. Class A(a)	107,881	8,124,518
Charles River Laboratories International Inc.(a)(b)	382,155	10,012,461
Vertex Pharmaceuticals Inc.(a)(b)	849,445	25,806,139

		45,124,936
BUILDING MATERIALS—0.61%
Martin Marietta Materials Inc.(b)	233,866	22,703,711

		22,703,711
CHEMICALS—3.44%
Airgas Inc.	457,032	17,819,678
Albemarle Corp.	515,012	11,484,768
Ashland Inc.	373,716	3,927,755
Cabot Corp.	369,481	5,653,059
Chemtura Corp.	1,368,963	1,916,548
Cytec Industries Inc.	266,086	5,646,345
Ferro Corp.	247,091	1,741,992
FMC Corp.	417,896	18,692,488
Lubrizol Corp.	379,725	13,818,193
Minerals Technologies Inc.	105,859	4,329,633
Olin Corp.	434,160	7,849,613
RPM International Inc.	726,803	9,659,212
Sensient Technologies Corp.	273,023	6,519,789
Terra Industries Inc.	576,677	9,613,206
Valspar Corp. (The)	563,448	10,192,774

		128,865,053
COAL—0.41%
Arch Coal Inc.	806,607	13,139,628
Patriot Coal Corp.(a)(b)	357,853	2,236,581

		15,376,209
COMMERCIAL SERVICES—6.95%
Alliance Data Systems Corp.(a)(b)	364,375	16,954,369
Brinks Home Security Holdings Inc.(a)	230,065	5,043,025
Career Education Corp.(a)	415,421	7,452,653
Corinthian Colleges Inc.(a)	483,324	7,912,014
Corporate Executive Board Co. (The)	192,240	4,240,814
Corrections Corp. of America(a)	709,739	11,611,330
Deluxe Corp.	288,840	4,321,046
DeVry Inc.	347,784	19,966,279
FTI Consulting Inc.(a)	286,915	12,819,362
Gartner Inc.(a)	334,679	5,967,327
ITT Educational Services Inc.(a)(b)	176,940	16,805,761
Kelly Services Inc. Class A	154,870	2,014,859
Korn/Ferry International(a)	252,844	2,887,478
Lender Processing Services Inc.	473,344	13,939,981

Manpower Inc.	440,169	14,961,344
MPS Group Inc.(a)	521,494	3,926,850
Navigant Consulting Inc.(a)	264,352	4,195,266
Pharmaceutical Product Development Inc.	665,627	19,309,839
Quanta Services Inc.(a)(b)	1,113,888	22,054,982
Rent-A-Center Inc.(a)	377,026	6,654,509
Rollins Inc.	233,592	4,223,343
SAIC Inc.(a)	1,144,498	22,294,821
Service Corp. International	1,443,393	7,173,663
Sotheby’s Holdings Inc. Class A	380,169	3,379,702
Strayer Education Inc.	80,322	17,221,840
United Rentals Inc.(a)(b)	338,400	3,086,208

		260,418,665
COMPUTERS—2.60%
Cadence Design Systems Inc.(a)	1,469,911	5,379,874
Diebold Inc.	373,232	10,484,087
DST Systems Inc.(a)(b)	229,719	8,724,728
FactSet Research Systems Inc.(b)	238,035	10,530,668
Imation Corp.	170,232	2,310,048
Jack Henry & Associates Inc.	477,217	9,262,782
Mentor Graphics Corp.(a)	521,946	2,698,461
NCR Corp.(a)	890,955	12,598,104
Palm Inc.(a)(b)	619,068	1,900,539
SRA International Inc. Class A(a)	237,792	4,101,912
Synopsys Inc.(a)	813,523	15,066,446
Western Digital Corp.(a)	1,250,923	14,323,068

		97,380,717
COSMETICS & PERSONAL CARE—0.32%
Alberto-Culver Co.	481,223	11,794,776

		11,794,776
DISTRIBUTION & WHOLESALE—0.71%
Ingram Micro Inc. Class A(a)	930,736	12,462,555
LKQ Corp.(a)	789,333	9,203,623
Tech Data Corp.(a)	282,500	5,039,800

		26,705,978
DIVERSIFIED FINANCIAL SERVICES—1.46%
Affiliated Managers Group Inc.(a)	231,939	9,722,883
AmeriCredit Corp.(a)(b)	656,787	5,017,853
Eaton Vance Corp.	655,141	13,764,512
Jefferies Group Inc.(b)	683,053	9,603,725
Raymond James Financial Inc.(b)	544,642	9,329,718
Waddell & Reed Financial Inc. Class A	478,853	7,403,067

		54,841,758
ELECTRIC—5.97%
Alliant Energy Corp.	623,560	18,195,481
Black Hills Corp.	217,147	5,854,283
DPL Inc.(b)	654,707	14,953,508
Great Plains Energy Inc.	671,419	12,978,529
Hawaiian Electric Industries Inc.	508,895	11,266,935
IDACORP Inc.	257,305	7,577,632
MDU Resources Group Inc.	1,036,864	22,375,525
Northeast Utilities	879,009	21,148,957
NSTAR	602,989	22,003,069
NV Energy Inc.	1,322,018	13,074,758
OGE Energy Corp.	523,851	13,504,879
PNM Resources Inc.	488,407	4,923,143
Puget Energy Inc.	732,127	19,965,103
SCANA Corp.	658,739	23,451,108
Westar Energy Inc.	611,416	12,540,142

		223,813,052

ELECTRICAL COMPONENTS & EQUIPMENT—1.24%
AMETEK Inc.	602,530	18,202,431
Energizer Holdings Inc.(a)	329,201	17,822,942
Hubbell Inc. Class B	316,895	10,356,129

		46,381,502
ELECTRONICS—3.15%
Arrow Electronics Inc.(a)	673,567	12,690,002
Avnet Inc.(a)	850,546	15,488,443
FLIR Systems Inc.(a)(b)	778,724	23,891,252
Gentex Corp.	788,830	6,965,369
Mettler-Toledo International Inc.(a)	189,269	12,756,731
National Instruments Corp.	321,974	7,843,287
Thomas & Betts Corp.(a)	315,700	7,583,114
Trimble Navigation Ltd.(a)	674,961	14,585,907
Varian Inc.(a)	163,555	5,480,728
Vishay Intertechnology Inc.(a)	1,053,890	3,604,304
Woodward Governor Co.	308,008	7,090,344

		117,979,481
ENGINEERING & CONSTRUCTION—1.41%
Dycom Industries Inc.(a)	223,230	1,834,951
Granite Construction Inc.(b)	185,809	8,162,589
KBR Inc.	912,065	13,863,388
Shaw Group Inc. (The)(a)(b)	471,622	9,654,102
URS Corp.(a)	471,392	19,218,652

		52,733,682
ENTERTAINMENT—0.74%
DreamWorks Animation SKG Inc. Class A(a)	435,100	10,990,626
International Speedway Corp. Class A	156,891	4,507,478
Macrovision Solutions Corp.(a)	471,169	5,960,288
Scientific Games Corp. Class A(a)(b)	367,153	6,439,864

		27,898,256
ENVIRONMENTAL CONTROL—0.68%
Clean Harbors Inc.(a)	113,879	7,224,484
Mine Safety Appliances Co.	167,786	4,011,763
Waste Connections Inc.(a)	450,072	14,208,773

		25,445,020
FOOD—1.95%
Corn Products International Inc.	420,551	12,132,896
Flowers Foods Inc.	445,124	10,843,221
Hormel Foods Corp.	395,821	12,302,117
Ralcorp Holdings Inc.(a)	318,082	18,575,989
Ruddick Corp.	221,012	6,110,982
Smithfield Foods Inc.(a)(b)	670,930	9,439,985
Tootsie Roll Industries Inc.(b)	146,544	3,752,992

		73,158,182
FOREST PRODUCTS & PAPER—0.63%
Louisiana-Pacific Corp.	521,846	814,080
Potlatch Corp.	223,199	5,805,406
Rayonier Inc.	445,037	13,951,910
Temple-Inland Inc.	601,838	2,888,822

		23,460,218

GAS—1.87%
AGL Resources Inc.	433,499	13,590,194
Energen Corp.	404,878	11,875,072
Southern Union Co.	700,075	9,128,978
UGI Corp.	609,132	14,875,003
Vectren Corp.	457,215	11,434,947
WGL Holdings Inc.	282,171	9,224,170

		70,128,364
HAND & MACHINE TOOLS—0.57%
Kennametal Inc.	412,844	9,161,008
Lincoln Electric Holdings Inc.	241,760	12,312,837

		21,473,845
HEALTH CARE - PRODUCTS—4.42%
Advanced Medical Optics Inc.(a)(b)	293,759	1,941,747
Beckman Coulter Inc.	353,825	15,547,070
Edwards Lifesciences Corp.(a)	314,259	17,268,532
Gen-Probe Inc.(a)	307,003	13,152,009
Henry Schein Inc.(a)	504,465	18,508,821
Hill-Rom Holdings Inc.(b)	353,019	5,810,693
Hologic Inc.(a)(b)	1,446,572	18,906,696
IDEXX Laboratories Inc.(a)(b)	336,282	12,133,055
Kinetic Concepts Inc.(a)(b)	316,353	6,067,651
Masimo Corp.(a)	270,435	8,067,076
ResMed Inc.(a)	427,324	16,016,104
Steris Corp.	332,469	7,942,684
TECHNE Corp.	214,679	13,851,089
Thoratec Corp.(a)	316,608	10,286,594

		165,499,821
HEALTH CARE - SERVICES—2.03%
Community Health Systems Inc.(a)	526,668	7,678,819
Covance Inc.(a)	357,292	16,446,151
Health Management Associates Inc. Class A(a)	1,385,069	2,479,274
Health Net Inc.(a)	585,559	6,376,738
Kindred Healthcare Inc.(a)	168,985	2,200,185
LifePoint Hospitals Inc.(a)(b)	301,717	6,891,216
Lincare Holdings Inc.(a)(b)	419,956	11,309,415
Psychiatric Solutions Inc.(a)(b)	315,816	8,795,476
Universal Health Services Inc. Class B	286,048	10,746,823
WellCare Health Plans Inc.(a)	235,637	3,030,292

		75,954,389
HOME BUILDERS—1.16%
Hovnanian Enterprises Inc. Class A(a)(b)	265,792	457,162
M.D.C. Holdings Inc.	207,672	6,292,462
NVR Inc.(a)(b)	30,793	14,049,306
Ryland Group Inc.	241,335	4,264,389
Thor Industries Inc.(b)	201,096	2,650,445
Toll Brothers Inc.(a)(b)	735,556	15,762,965

		43,476,729
HOME FURNISHINGS—0.01%
Furniture Brands International Inc.	241,168	532,981

		532,981
HOUSEHOLD PRODUCTS & WARES—1.08%
American Greetings Corp. Class A	256,067	1,938,427
Blyth Inc.	135,697	1,063,864
Church & Dwight Co. Inc.	395,362	22,187,715
Scotts Miracle-Gro Co. (The) Class A	247,339	7,350,915
Tupperware Brands Corp.	350,063	7,946,430

		40,487,351

INSURANCE—5.89%
American Financial Group Inc.	424,035	9,701,921
Arthur J. Gallagher & Co.	536,366	13,897,243
Brown & Brown Inc.	655,059	13,690,733
Everest Re Group Ltd.	346,708	26,398,347
Fidelity National Financial Inc.	1,195,776	21,225,024
First American Corp.	524,322	15,147,663
Hanover Insurance Group Inc. (The)	288,414	12,393,150
HCC Insurance Holdings Inc.	647,564	17,322,337
Horace Mann Educators Corp.	220,296	2,024,520
Mercury General Corp.	200,995	9,243,760
Old Republic International Corp.	1,302,806	15,529,448
PMI Group Inc. (The)(b)	397,115	774,374
Protective Life Corp.	394,810	5,665,523
Reinsurance Group of America Inc.	409,659	17,541,598
StanCorp Financial Group Inc.	276,242	11,538,628
Unitrin Inc.	278,068	4,432,404
W.R. Berkley Corp.	782,861	24,268,691

		220,795,364
INTERNET—1.26%
Avocent Corp.(a)	253,023	4,531,642
Digital River Inc.(a)(b)	209,486	5,195,253
F5 Networks Inc.(a)(b)	449,745	10,281,171
NetFlix Inc.(a)(b)	235,231	7,031,055
Priceline.com Inc.(a)(b)	229,155	16,877,266
ValueClick Inc.(a)	490,110	3,352,352

		47,268,739
INVESTMENT COMPANIES—0.20%
Apollo Investment Corp.	803,122	7,477,066

		7,477,066
IRON & STEEL—1.04%
Carpenter Technology Corp.	248,980	5,114,049
Cliffs Natural Resources Inc.	640,808	16,411,093
Reliance Steel & Aluminum Co.	360,104	7,180,474
Steel Dynamics Inc.	913,047	10,207,865

		38,913,481
LEISURE TIME—0.16%
Callaway Golf Co.	364,854	3,389,494
Life Time Fitness Inc.(a)(b)	197,830	2,561,898

		5,951,392
LODGING—0.04%
Boyd Gaming Corp.(b)	320,103	1,514,087

		1,514,087
MACHINERY—2.32%
AGCO Corp.(a)(b)	517,999	12,219,596
Bucyrus International Inc.	422,721	7,828,793
Graco Inc.	336,057	7,974,633
IDEX Corp.	466,613	11,268,704
Joy Global Inc.	608,541	13,929,503
Nordson Corp.	192,601	6,219,086
Terex Corp.(a)	535,857	9,281,043
Wabtec Corp.	273,768	10,882,278
Zebra Technologies Corp. Class A(a)	357,964	7,252,351

		86,855,987

MANUFACTURING—3.67%
AptarGroup Inc.	381,165	13,432,255
Brink’s Co. (The)	230,045	6,183,610
Carlisle Companies Inc.	344,497	7,131,088
Crane Co.	273,714	4,718,829
Donaldson Co. Inc.	434,365	14,616,382
Federal Signal Corp.	268,417	2,203,704
Harsco Corp.	471,531	13,051,978
Lancaster Colony Corp.	112,123	3,845,819
Matthews International Corp. Class A	172,615	6,331,518
Pentair Inc.	556,858	13,180,829
Roper Industries Inc.	506,472	21,985,950
SPX Corp.	307,285	12,460,407
Teleflex Inc.	224,237	11,234,274
Trinity Industries Inc.(b)	449,143	7,078,494

		137,455,137
MEDIA—0.30%
Belo Corp. Class A	495,967	773,709
John Wiley & Sons Inc. Class A	241,770	8,602,177
Scholastic Corp.	148,608	2,018,097

		11,393,983
METAL FABRICATE & HARDWARE—0.55%
Commercial Metals Co.	642,614	7,627,828
Timken Co. (The)	479,759	9,417,669
Worthington Industries Inc.	339,331	3,739,428

		20,784,925
OFFICE FURNISHINGS—0.21%
Herman Miller Inc.	302,975	3,947,764
HNI Corp.(b)	250,420	3,966,653

		7,914,417
OIL & GAS—4.07%
Bill Barrett Corp.(a)	209,044	4,417,100
Cimarex Energy Co.	470,158	12,590,831
Comstock Resources Inc.(a)	259,809	12,275,975
Denbury Resources Inc.(a)	1,394,771	15,230,899
Encore Acquisition Co.(a)	297,953	7,603,761
Forest Oil Corp.(a)	548,399	9,043,100
Frontier Oil Corp.	586,735	7,410,463
Helmerich & Payne Inc.	594,101	13,515,798
Mariner Energy Inc.(a)	501,850	5,118,870
Newfield Exploration Co.(a)	746,643	14,746,199
Patterson-UTI Energy Inc.	873,034	10,048,621
Plains Exploration & Production Co.(a)	607,506	14,118,439
Pride International Inc.(a)	977,123	15,614,426
Quicksilver Resources Inc.(a)	631,621	3,518,129
Unit Corp.(a)	266,871	7,130,793

		152,383,404
OIL & GAS SERVICES—1.50%
Exterran Holdings Inc.(a)	365,396	7,782,935
FMC Technologies Inc.(a)	705,947	16,822,717
Helix Energy Solutions Group Inc.(a)(b)	518,877	3,756,669
Oceaneering International Inc.(a)	307,599	8,963,435
Superior Energy Services Inc.(a)	437,812	6,974,345
Tidewater Inc.	290,996	11,718,409

		56,018,510
PACKAGING & CONTAINERS—0.73%
Greif Inc. Class A	192,522	6,436,010
Packaging Corp. of America	578,228	7,782,949
Sonoco Products Co.	563,068	13,040,655

		27,259,614

PHARMACEUTICALS—2.45%
Endo Pharmaceuticals Holdings Inc.(a)	660,960	17,105,645
Medicis Pharmaceutical Corp. Class A	320,365	4,453,073
NBTY Inc.(a)	309,645	4,845,944
Omnicare Inc.	588,008	16,323,102
Perrigo Co.	438,374	14,163,864
Sepracor Inc.(a)	614,816	6,750,680
United Therapeutics Corp.(a)	131,169	8,204,621
Valeant Pharmaceuticals International(a)(b)	460,155	10,537,549
VCA Antech Inc.(a)(b)	477,885	9,500,354

		91,884,832
PIPELINES—0.83%
National Fuel Gas Co.	446,738	13,996,302
ONEOK Inc.	589,975	17,180,072

		31,176,374
REAL ESTATE—0.14%
Jones Lang LaSalle Inc.	194,868	5,397,844

		5,397,844
REAL ESTATE INVESTMENT TRUSTS—6.51%
Alexandria Real Estate Equities Inc.	181,970	10,980,070
AMB Property Corp.	556,080	13,023,394
BRE Properties Inc. Class A(b)	288,520	8,072,790
Camden Property Trust	300,732	9,424,941
Cousins Properties Inc.(b)	160,621	2,224,601
Duke Realty Corp.	832,113	9,119,958
Equity One Inc.(b)	186,264	3,296,873
Essex Property Trust Inc.(b)	151,293	11,611,738
Federal Realty Investment Trust(b)	332,947	20,669,350
Health Care REIT Inc.	584,046	24,646,741
Highwoods Properties Inc.	360,207	9,855,264
Hospitality Properties Trust(b)	530,709	7,891,643
Liberty Property Trust(b)	554,213	12,652,683
Macerich Co. (The)(b)	429,795	7,805,077
Mack-Cali Realty Corp.	371,994	9,113,853
Nationwide Health Properties Inc.	560,909	16,109,306
Omega Healthcare Investors Inc.	466,326	7,447,226
Realty Income Corp.(b)	588,695	13,628,289
Regency Centers Corp.	395,210	18,456,307
SL Green Realty Corp.	322,106	8,342,545
UDR Inc.	768,924	10,603,462
Weingarten Realty Investors(b)	437,533	9,052,558

		244,028,669
RETAIL—6.70%
Advance Auto Parts Inc.	534,595	17,989,122
Aeropostale Inc.(a)(b)	377,338	6,075,142
American Eagle Outfitters Inc.	1,164,051	10,895,517
AnnTaylor Stores Corp.(a)	322,201	1,859,100
Barnes & Noble Inc.(b)	208,997	3,134,955
BJ’s Wholesale Club Inc.(a)(b)	332,031	11,375,382
Bob Evans Farms Inc.	173,429	3,543,154
Brinker International Inc.	575,143	6,062,007
CarMax Inc.(a)(b)	1,244,632	9,807,700
Cheesecake Factory Inc. (The)(a)	337,656	3,410,326
Chico’s FAS Inc.(a)(b)	1,001,470	4,186,145
Chipotle Mexican Grill Inc. Class A(a)(b)	186,247	11,543,589
Coldwater Creek Inc.(a)	272,822	777,543
Collective Brands Inc.(a)	360,931	4,230,111

Copart Inc.(a)(b)	357,642	9,724,286
Dick’s Sporting Goods Inc.(a)(b)	480,488	6,779,686
Dollar Tree Inc.(a)	511,608	21,385,214
Foot Locker Inc.	874,847	6,421,377
J. Crew Group Inc.(a)(b)	293,077	3,575,539
MSC Industrial Direct Co. Inc. Class A	253,057	9,320,089
99 Cents Only Stores(a)(b)	264,950	2,895,904
O’Reilly Automotive Inc.(a)(b)	759,434	23,345,001
Pacific Sunwear of California Inc.(a)	375,087	596,388
PetSmart Inc.	717,709	13,241,731
Regis Corp.	244,061	3,546,206
Ross Stores Inc.	730,424	21,715,506
Saks Inc.(a)(b)	803,285	3,518,388
Under Armour Inc. Class A(a)(b)	206,015	4,911,398
Urban Outfitters Inc.(a)(b)	643,936	9,646,161
Wendy’s/Arby’s Group Inc. Class A	2,360,640	11,661,562
Williams-Sonoma Inc.	489,308	3,845,961

		251,020,190
SAVINGS & LOANS—1.31%
Astoria Financial Corp.	454,715	7,493,703
First Niagara Financial Group Inc.	669,326	10,823,001
New York Community Bancorp Inc.	1,943,087	23,239,321
Washington Federal Inc.	496,822	7,432,457

		48,988,482
SEMICONDUCTORS—1.65%
Atmel Corp.(a)	2,529,587	7,917,607
Cree Inc.(a)(b)	498,776	7,915,575
Fairchild Semiconductor International Inc. Class A(a)	703,419	3,439,719
Integrated Device Technology Inc.(a)	954,655	5,355,615
International Rectifier Corp.(a)	411,607	5,556,695
Intersil Corp. Class A	693,659	6,374,726
Lam Research Corp.(a)(b)	705,441	15,011,784
Semtech Corp.(a)	341,265	3,846,057
Silicon Laboratories Inc.(a)(b)	261,233	6,473,354

		61,891,132
SOFTWARE—3.10%
ACI Worldwide Inc.(a)	197,234	3,136,021
Acxiom Corp.	383,778	3,112,440
Advent Software Inc.(a)(b)	94,137	1,879,916
ANSYS Inc.(a)	506,435	14,124,472
Broadridge Financial Solutions Inc.	798,384	10,011,735
Cerner Corp.(a)(b)	384,149	14,770,529
Fair Isaac Corp.	273,829	4,616,757
Global Payments Inc.	452,767	14,846,230
ManTech International Corp. Class A(a)	117,978	6,393,228
Metavante Technologies Inc.(a)	506,829	8,165,015
Parametric Technology Corp.(a)	656,141	8,300,184
SEI Investments Co.	753,271	11,833,887
Sybase Inc.(a)	457,649	11,335,966
Wind River Systems Inc.(a)	383,361	3,461,750

		115,988,130
TELECOMMUNICATIONS—1.63%
ADC Telecommunications Inc.(a)(b)	665,497	3,640,269
ADTRAN Inc.	309,416	4,604,110
Cincinnati Bell Inc.(a)	1,299,201	2,507,458
CommScope Inc.(a)	397,410	6,175,751
NeuStar Inc. Class A(a)(b)	445,275	8,518,111
Plantronics Inc.	276,675	3,652,110

Polycom Inc.(a)	469,997	6,349,659
RF Micro Devices Inc.(a)	1,488,733	1,161,212
Telephone and Data Systems Inc.	600,985	19,081,274
3Com Corp.(a)	2,294,413	5,231,262

		60,921,216
TEXTILES—0.36%
Mohawk Industries Inc.(a)	316,737	13,610,189

		13,610,189
TOYS, GAMES & HOBBIES—0.23%
Marvel Entertainment Inc.(a)	276,936	8,515,782

		8,515,782
TRANSPORTATION—1.22%
Alexander & Baldwin Inc.	233,538	5,852,462
Con-way Inc.	258,774	6,883,388
J.B. Hunt Transport Services Inc.	462,458	12,148,772
Kansas City Southern Industries Inc.(a)	515,484	9,819,970
Overseas Shipholding Group Inc.	142,430	5,997,727
Werner Enterprises Inc.	240,720	4,174,085
YRC Worldwide Inc.(a)	331,515	951,448

		45,827,852
TRUCKING & LEASING—0.23%
GATX Corp.	274,996	8,516,626

		8,516,626
WATER—0.42%
Aqua America Inc.	763,121	15,712,661

		15,712,661

TOTAL COMMON STOCKS
(Cost: $5,549,323,772)		3,787,420,250

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.70%

MONEY MARKET FUNDS—12.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	389,821,242	389,821,242
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	81,869,809	81,869,809
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	4,000,576	4,000,576

		475,691,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $475,691,627)		475,691,627

TOTAL INVESTMENTS IN SECURITIES—113.78%

SHORT POSITIONS(f)—(1.29)%

COMMON STOCKS—(1.29)%
FLIR Systems Inc.	(781,509)	(24,687,869)
SCANA Corp.	(661,094)	(23,792,773)

		(48,480,642)

TOTAL SHORT POSITIONS
(Proceeds: $47,507,770)		(48,480,642)
Other Assets, Less Liabilities—(12.49)%		(467,906,268)

NET ASSETS—100.00%		$3,746,724,967

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.29%
Lamar Advertising Co. Class A(a)(b)	352,213	$4,423,795

		4,423,795
AEROSPACE & DEFENSE—0.87%
Alliant Techsystems Inc.(a)(b)	151,697	13,009,535

		13,009,535
AIRLINES—0.33%
Alaska Air Group Inc.(a)	167,903	4,911,163

		4,911,163
APPAREL—0.89%
Guess? Inc.	279,278	4,286,917
Hanesbrands Inc.(a)	182,909	2,332,090
Timberland Co. Class A(a)	214,174	2,473,710
Warnaco Group Inc. (The)(a)	216,209	4,244,183

		13,336,900
AUTO PARTS & EQUIPMENT—0.37%
BorgWarner Inc.	252,366	5,494,008

		5,494,008
BANKS—2.94%
Bank of Hawaii Corp.	119,471	5,396,505
Cathay General Bancorp	135,558	3,219,502
Commerce Bancshares Inc.	146,811	6,452,343
Cullen/Frost Bankers Inc.	123,787	6,273,525
SVB Financial Group(a)(b)	152,051	3,988,298
Synovus Financial Corp.	703,049	5,835,307
TCF Financial Corp.	245,980	3,360,087
Valley National Bancorp	262,797	5,321,639
Westamerica Bancorporation	80,371	4,110,977

		43,958,183
BEVERAGES—0.77%
Hansen Natural Corp.(a)(b)	342,880	11,496,766

		11,496,766
BIOTECHNOLOGY—0.88%
Bio-Rad Laboratories Inc. Class A(a)	45,192	3,403,410
Charles River Laboratories International Inc.(a)	122,478	3,208,924
Vertex Pharmaceuticals Inc.(a)	216,290	6,570,890

		13,183,224
BUILDING MATERIALS—0.67%
Martin Marietta Materials Inc.(b)	103,726	10,069,720

		10,069,720

CHEMICALS—2.61%
Airgas Inc.	206,457	8,049,758
Albemarle Corp.	266,463	5,942,125
FMC Corp.	343,228	15,352,588
Minerals Technologies Inc.	33,897	1,386,387
Olin Corp.	228,172	4,125,350
Terra Industries Inc.	251,003	4,184,220

		39,040,428
COAL—0.43%
Arch Coal Inc.	331,230	5,395,737
Patriot Coal Corp.(a)(b)	164,802	1,030,012

		6,425,749
COMMERCIAL SERVICES—8.98%
Alliance Data Systems Corp.(a)(b)	299,266	13,924,847
Career Education Corp.(a)	341,127	6,119,818
Corinthian Colleges Inc.(a)	234,171	3,833,379
Corporate Executive Board Co. (The)	157,816	3,481,421
Corrections Corp. of America(a)	227,329	3,719,102
DeVry Inc.	139,968	8,035,563
FTI Consulting Inc.(a)	235,635	10,528,172
Gartner Inc.(a)	274,799	4,899,666
ITT Educational Services Inc.(a)(b)	145,323	13,802,779
Korn/Ferry International(a)	208,407	2,380,008
Lender Processing Services Inc.	260,464	7,670,665
MPS Group Inc.(a)	153,762	1,157,828
Navigant Consulting Inc.(a)	217,071	3,444,917
Pharmaceutical Product Development Inc.	546,695	15,859,622
Quanta Services Inc.(a)	329,363	6,521,387
Rollins Inc.	191,766	3,467,129
SAIC Inc.(a)	366,616	7,141,680
Sotheby’s Holdings Inc. Class A	312,890	2,781,592
Strayer Education Inc.	65,970	14,144,628
United Rentals Inc.(a)	152,272	1,388,721

		134,302,924
COMPUTERS—3.54%
DST Systems Inc.(a)(b)	188,645	7,164,737
FactSet Research Systems Inc.(b)	195,483	8,648,168
Jack Henry & Associates Inc.	231,222	4,488,019
Mentor Graphics Corp.(a)	129,532	669,680
NCR Corp.(a)	365,863	5,173,303
Palm Inc.(a)(b)	194,406	596,826
SRA International Inc. Class A(a)	118,488	2,043,918
Synopsys Inc.(a)	668,142	12,373,990
Western Digital Corp.(a)	1,027,365	11,763,329

		52,921,970
COSMETICS & PERSONAL CARE—0.25%
Alberto-Culver Co.	150,185	3,681,034

		3,681,034
DISTRIBUTION & WHOLESALE—0.31%
LKQ Corp.(a)	395,414	4,610,527

		4,610,527

DIVERSIFIED FINANCIAL SERVICES—2.19%
Affiliated Managers Group Inc.(a)	190,473	7,984,628
AmeriCredit Corp.(a)(b)	214,701	1,640,316
Eaton Vance Corp.	538,051	11,304,451
Jefferies Group Inc.(b)	314,130	4,416,668
Raymond James Financial Inc.	210,221	3,601,086
Waddell & Reed Financial Inc. Class A	247,725	3,829,828

		32,776,977
ELECTRIC—0.54%
MDU Resources Group Inc.	374,717	8,086,393

		8,086,393
ELECTRICAL COMPONENTS & EQUIPMENT—1.98%
AMETEK Inc.	494,869	14,949,993
Energizer Holdings Inc.(a)	270,378	14,638,265

		29,588,258
ELECTRONICS—2.49%
Mettler-Toledo International Inc.(a)	155,440	10,476,656
National Instruments Corp.	134,869	3,285,409
Thomas & Betts Corp.(a)	259,237	6,226,873
Trimble Navigation Ltd.(a)	554,335	11,979,179
Varian Inc.(a)	60,119	2,014,588
Woodward Governor Co.	139,210	3,204,614

		37,187,319
ENGINEERING & CONSTRUCTION—0.29%
Dycom Industries Inc.(a)	85,502	702,826
Granite Construction Inc.	83,923	3,686,737

		4,389,563
ENTERTAINMENT—1.09%
DreamWorks Animation SKG Inc. Class A(a)	357,321	9,025,928
International Speedway Corp. Class A	64,101	1,841,622
Macrovision Solutions Corp.(a)	232,471	2,940,758
Scientific Games Corp. Class A(a)(b)	142,270	2,495,416

		16,303,724
ENVIRONMENTAL CONTROL—0.97%
Clean Harbors Inc.(a)	93,512	5,932,401
Mine Safety Appliances Co.	74,007	1,769,507
Waste Connections Inc.(a)	214,393	6,768,387

		14,470,295
FOOD—1.20%
Flowers Foods Inc.	168,160	4,096,378
Hormel Foods Corp.	143,037	4,445,590
Ralcorp Holdings Inc.(a)	138,463	8,086,239
Tootsie Roll Industries Inc.	52,847	1,353,412

		17,981,619
FOREST PRODUCTS & PAPER—0.18%
Potlatch Corp.	102,770	2,673,048

		2,673,048
GAS—1.06%
Energen Corp.	219,460	6,436,762
UGI Corp.	235,135	5,741,997
WGL Holdings Inc.	111,229	3,636,076

		15,814,835

HAND & MACHINE TOOLS—0.68%
Lincoln Electric Holdings Inc.	198,549	10,112,101

		10,112,101
HEALTH CARE - PRODUCTS—6.61%
Beckman Coulter Inc.	130,771	5,746,078
Edwards Lifesciences Corp.(a)	152,283	8,367,951
Gen-Probe Inc.(a)	252,133	10,801,378
Henry Schein Inc.(a)	244,455	8,969,054
Hologic Inc.(a)(b)	1,188,094	15,528,389
IDEXX Laboratories Inc.(a)(b)	276,176	9,964,430
Kinetic Concepts Inc.(a)(b)	259,755	4,982,101
Masimo Corp.(a)	20,115	600,030
ResMed Inc.(a)	350,963	13,154,093
Steris Corp.	123,046	2,939,569
TECHNE Corp.	176,310	11,375,521
Thoratec Corp.(a)	195,008	6,335,810

		98,764,404
HEALTH CARE - SERVICES—2.27%
Community Health Systems Inc.(a)	194,963	2,842,561
Covance Inc.(a)	176,070	8,104,502
Health Management Associates Inc. Class A(a)	688,959	1,233,237
LifePoint Hospitals Inc.(a)(b)	156,085	3,564,981
Lincare Holdings Inc.(a)	344,887	9,287,807
Psychiatric Solutions Inc.(a)(b)	153,018	4,261,551
Universal Health Services Inc. Class B	122,158	4,589,476

		33,884,115
HOME BUILDERS—2.13%
Hovnanian Enterprises Inc. Class A(a)(b)	138,133	237,589
M.D.C. Holdings Inc.	85,561	2,592,498
NVR Inc.(a)(b)	25,290	11,538,562
Ryland Group Inc.	133,395	2,357,090
Thor Industries Inc.(b)	163,581	2,155,998
Toll Brothers Inc.(a)(b)	604,108	12,946,034

		31,827,771
HOUSEHOLD PRODUCTS & WARES—1.63%
Church & Dwight Co. Inc.	324,726	18,223,623
Scotts Miracle-Gro Co. (The) Class A	89,661	2,664,725
Tupperware Brands Corp.	155,234	3,523,812

		24,412,160
INSURANCE—4.72%
Brown & Brown Inc.	537,988	11,243,949
Hanover Insurance Group Inc. (The)	236,864	10,178,046
HCC Insurance Holdings Inc.	531,853	14,227,068
Mercury General Corp.	77,581	3,567,950
Reinsurance Group of America Inc.	161,503	6,915,558
StanCorp Financial Group Inc.	108,897	4,548,628
W.R. Berkley Corp.	643,000	19,933,000

		70,614,199
INTERNET—2.47%
Avocent Corp.(a)	99,233	1,777,263
Digital River Inc.(a)	171,994	4,265,451
F5 Networks Inc.(a)(b)	369,343	8,443,181
NetFlix Inc.(a)(b)	193,155	5,773,403

Priceline.com Inc.(a)(b)	188,208	13,861,519
ValueClick Inc.(a)	403,093	2,757,156

		36,877,973
IRON & STEEL—2.02%
Carpenter Technology Corp.	121,149	2,488,400
Cliffs Natural Resources Inc.	526,298	13,478,492
Reliance Steel & Aluminum Co.	295,699	5,896,238
Steel Dynamics Inc.	749,823	8,383,021

		30,246,151
LEISURE TIME—0.06%
Life Time Fitness Inc.(a)(b)	64,969	841,349

		841,349
MACHINERY—3.41%
AGCO Corp.(a)(b)	157,410	3,713,302
Bucyrus International Inc.	347,121	6,428,681
Graco Inc.	275,962	6,548,578
IDEX Corp.	172,450	4,164,667
Joy Global Inc.	499,782	11,440,010
Nordson Corp.	84,035	2,713,490
Terex Corp.(a)	440,049	7,621,649
Wabtec Corp.	130,403	5,183,519
Zebra Technologies Corp. Class A(a)	158,838	3,218,058

		51,031,954
MANUFACTURING—3.46%
AptarGroup Inc.	159,656	5,626,277
Carlisle Companies Inc.	110,923	2,296,106
Donaldson Co. Inc.	356,742	12,004,368
Harsco Corp.	166,524	4,609,384
Matthews International Corp. Class A	89,354	3,277,505
Roper Industries Inc.	415,985	18,057,909
Trinity Industries Inc.	368,805	5,812,367

		51,683,916
MEDIA—0.47%
John Wiley & Sons Inc. Class A	198,541	7,064,089

		7,064,089
METAL FABRICATE & HARDWARE—0.25%
Commercial Metals Co.	311,343	3,695,641

		3,695,641
OFFICE FURNISHINGS—0.22%
Herman Miller Inc.	248,865	3,242,711

		3,242,711
OIL & GAS—6.29%
Bill Barrett Corp.(a)	46,345	979,270
Cimarex Energy Co.	235,541	6,307,788
Comstock Resources Inc.(a)	213,374	10,081,921
Denbury Resources Inc.(a)	1,145,517	12,509,046
Encore Acquisition Co.(a)	244,667	6,243,902
Frontier Oil Corp.	481,799	6,085,121
Helmerich & Payne Inc.	487,921	11,100,203
Mariner Energy Inc.(a)	229,416	2,340,043
Newfield Exploration Co.(a)	392,458	7,751,045
Patterson-UTI Energy Inc.	716,957	8,252,175

Plains Exploration & Production Co.(a)	314,332	7,305,076
Pride International Inc.(a)	393,238	6,283,943
Quicksilver Resources Inc.(a)	519,330	2,892,668
Unit Corp.(a)	219,141	5,855,448

		93,987,649
OIL & GAS SERVICES—2.30%
FMC Technologies Inc.(a)	579,799	13,816,610
Helix Energy Solutions Group Inc.(a)	426,837	3,090,300
Oceaneering International Inc.(a)	252,599	7,360,735
Superior Energy Services Inc.(a)	359,499	5,726,819
Tidewater Inc.	109,936	4,427,123

		34,421,587
PHARMACEUTICALS—3.44%
Endo Pharmaceuticals Holdings Inc.(a)	542,852	14,049,010
Medicis Pharmaceutical Corp. Class A	99,602	1,384,468
NBTY Inc.(a)	150,740	2,359,081
Omnicare Inc.	255,961	7,105,477
Perrigo Co.	122,415	3,955,229
Sepracor Inc.(a)	504,842	5,543,165
United Therapeutics Corp.(a)	107,713	6,737,448
Valeant Pharmaceuticals International(a)(b)	109,996	2,518,908
VCA Antech Inc.(a)(b)	392,441	7,801,727

		51,454,513
REAL ESTATE—0.30%
Jones Lang LaSalle Inc.	159,993	4,431,806

		4,431,806
REAL ESTATE INVESTMENT TRUSTS—0.32%
AMB Property Corp.	205,517	4,813,208

		4,813,208
RETAIL—9.35%
Advance Auto Parts Inc.	439,073	14,774,806
Aeropostale Inc.(a)(b)	309,833	4,988,311
American Eagle Outfitters Inc.	630,947	5,905,664
BJ’s Wholesale Club Inc.(a)(b)	128,164	4,390,899
Cheesecake Factory Inc. (The)(a)	159,646	1,612,425
Chico’s FAS Inc.(a)(b)	822,129	3,436,499
Chipotle Mexican Grill Inc. Class A(a)(b)	152,955	9,480,151
Coldwater Creek Inc.(a)	111,740	318,459
Copart Inc.(a)(b)	293,702	7,985,757
Dick’s Sporting Goods Inc.(a)(b)	394,532	5,566,847
Dollar Tree Inc.(a)	420,200	17,564,360
J. Crew Group Inc.(a)	241,023	2,940,481
MSC Industrial Direct Co. Inc. Class A	207,813	7,653,753
99 Cents Only Stores(a)	89,037	973,174
O’Reilly Automotive Inc.(a)(b)	386,730	11,888,080
PetSmart Inc.	371,350	6,851,407
Ross Stores Inc.	599,925	17,835,770
Under Armour Inc. Class A(a)(b)	169,140	4,032,298
Urban Outfitters Inc.(a)(b)	528,809	7,921,559
Wendy’s/Arby’s Group Inc. Class A	756,115	3,735,208

		139,855,908
SEMICONDUCTORS—1.97%
Atmel Corp.(a)	640,523	2,004,837
Cree Inc.(a)(b)	409,577	6,499,987

International Rectifier Corp.(a)	131,166	1,770,741
Lam Research Corp.(a)	579,378	12,329,164
Semtech Corp.(a)	132,269	1,490,672
Silicon Laboratories Inc.(a)(b)	214,505	5,315,434

		29,410,835
SOFTWARE—5.35%
ACI Worldwide Inc.(a)	162,512	2,583,941
Acxiom Corp.	138,278	1,121,435
Advent Software Inc.(a)(b)	30,467	608,426
ANSYS Inc.(a)	415,932	11,600,343
Broadridge Financial Solutions Inc.	419,627	5,262,123
Cerner Corp.(a)(b)	315,500	12,130,975
Fair Isaac Corp.	136,337	2,298,642
Global Payments Inc.	371,858	12,193,224
ManTech International Corp. Class A(a)	52,427	2,841,019
Metavante Technologies Inc.(a)	416,199	6,704,966
Parametric Technology Corp.(a)	538,809	6,815,934
SEI Investments Co.	618,628	9,718,646
Sybase Inc.(a)	180,410	4,468,756
Wind River Systems Inc.(a)	181,707	1,640,814

		79,989,244
TELECOMMUNICATIONS—1.54%
ADC Telecommunications Inc.(a)	331,560	1,813,633
ADTRAN Inc.	138,978	2,067,993
CommScope Inc.(a)	326,309	5,070,842
NeuStar Inc. Class A(a)(b)	365,654	6,994,961
Plantronics Inc.	226,886	2,994,895
Polycom Inc.(a)	224,001	3,026,254
3Com Corp.(a)	451,357	1,029,094

		22,997,672
TOYS, GAMES & HOBBIES—0.47%
Marvel Entertainment Inc.(a)	227,419	6,993,134

		6,993,134
TRANSPORTATION—1.66%
Con-way Inc.	212,487	5,652,154
J.B. Hunt Transport Services Inc.	379,796	9,977,241
Kansas City Southern Industries Inc.(a)	245,532	4,677,385
Overseas Shipholding Group Inc.	69,153	2,912,033
Werner Enterprises Inc.	90,519	1,569,599

		24,788,412
WATER—0.36%
Aqua America Inc.	263,240	5,420,112

		5,420,112

TOTAL COMMON STOCKS
(Cost: $2,073,548,686)		1,493,000,571

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.58%

MONEY MARKET FUNDS—13.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	169,010,334	169,010,334
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	32,863,973	32,863,973
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	1,062,871	1,062,871

		202,937,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $202,937,178)		202,937,178

TOTAL INVESTMENTS IN SECURITIES—113.45%
(Cost: $2,276,485,864)		1,695,937,749
Other Assets, Less Liabilities—(13.45)%		(201,073,034)

NET ASSETS—100.00%		$1,494,864,715

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.07%
Harte-Hanks Inc.	170,262	$1,062,435

		1,062,435
AEROSPACE & DEFENSE—0.22%
BE Aerospace Inc.(a)	447,339	3,440,037

		3,440,037
AGRICULTURE—0.22%
Universal Corp.	112,360	3,356,193

		3,356,193
AIRLINES—0.53%
AirTran Holdings Inc.(a)(b)	525,309	2,332,372
JetBlue Airways Corp.(a)(b)	823,599	5,847,553

		8,179,925
APPAREL—0.51%
Hanesbrands Inc.(a)	243,846	3,109,036
Phillips-Van Heusen Corp.	231,345	4,656,975

		7,766,011
AUTO MANUFACTURERS—0.19%
Oshkosh Corp.	334,363	2,972,487

		2,972,487
AUTO PARTS & EQUIPMENT—0.50%
ArvinMeritor Inc.	333,707	951,065
BorgWarner Inc.	275,844	6,005,124
Modine Manufacturing Co.	146,900	715,403

		7,671,592
BANKS—6.37%
Associated Banc-Corp.	573,825	12,010,157
BancorpSouth Inc.	324,921	7,590,155
Bank of Hawaii Corp.	98,764	4,461,170
Cathay General Bancorp(b)	91,062	2,162,722
City National Corp.	181,834	8,855,316
Colonial BancGroup Inc. (The)(b)	908,544	1,880,686
Commerce Bancshares Inc.	154,148	6,774,805
Cullen/Frost Bankers Inc.	146,629	7,431,158
FirstMerit Corp.	363,900	7,492,701
Fulton Financial Corp.	786,475	7,565,889
PacWest Bancorp	109,919	2,956,821
Synovus Financial Corp.	580,731	4,820,067
TCF Financial Corp.	280,466	3,831,166
Valley National Bancorp	350,387	7,095,337
Webster Financial Corp.	236,673	3,261,354
Westamerica Bancorporation(b)	51,777	2,648,394
Wilmington Trust Corp.(b)	306,014	6,805,751

		97,643,649

BEVERAGES—0.34%
PepsiAmericas Inc.	257,543	5,243,575

		5,243,575
BIOTECHNOLOGY—1.51%
Affymetrix Inc.(a)	314,332	939,853
Bio-Rad Laboratories Inc. Class A(a)	42,021	3,164,601
Charles River Laboratories International Inc.(a)	185,589	4,862,432
Vertex Pharmaceuticals Inc.(a)	466,456	14,170,933

		23,137,819
BUILDING MATERIALS—0.54%
Martin Marietta Materials Inc.(b)	85,631	8,313,057

		8,313,057
CHEMICALS—4.22%
Airgas Inc.	163,722	6,383,521
Albemarle Corp.	151,400	3,376,220
Ashland Inc.	297,542	3,127,166
Cabot Corp.	294,111	4,499,898
Chemtura Corp.	1,084,943	1,518,920
Cytec Industries Inc.	211,811	4,494,629
Ferro Corp.	196,617	1,386,150
Lubrizol Corp.	302,199	10,997,022
Minerals Technologies Inc.	51,365	2,100,828
Olin Corp.	124,164	2,244,885
RPM International Inc.	578,448	7,687,574
Sensient Technologies Corp.	217,321	5,189,625
Terra Industries Inc.	215,842	3,598,086
Valspar Corp. (The)	448,435	8,112,189

		64,716,713
COAL—0.39%
Arch Coal Inc.	321,088	5,230,524
Patriot Coal Corp.(a)	125,027	781,419

		6,011,943
COMMERCIAL SERVICES—5.03%
Brinks Home Security Holdings Inc.(a)	183,139	4,014,407
Corinthian Colleges Inc.(a)	157,457	2,577,571
Corrections Corp. of America(a)	344,657	5,638,589
Deluxe Corp.	229,500	3,433,320
DeVry Inc.	141,182	8,105,259
Kelly Services Inc. Class A	123,151	1,602,195
Lender Processing Services Inc.	124,708	3,672,651
Manpower Inc.	350,298	11,906,629
MPS Group Inc.(a)	265,096	1,996,173
Quanta Services Inc.(a)(b)	567,376	11,234,045
Rent-A-Center Inc.(a)	300,104	5,296,836
SAIC Inc.(a)	555,648	10,824,023
Service Corp. International	1,149,313	5,712,086
United Rentals Inc.(a)(b)	121,584	1,108,846

		77,122,630
COMPUTERS—1.71%
Cadence Design Systems Inc.(a)	1,170,107	4,282,592
Diebold Inc.	297,046	8,344,022
Imation Corp.	135,220	1,834,935
Jack Henry & Associates Inc.	155,542	3,019,070
Mentor Graphics Corp.(a)	290,546	1,502,123
NCR Corp.(a)	354,740	5,016,024

Palm Inc.(a)(b)	307,172	943,018
SRA International Inc. Class A(a)	73,474	1,267,426

		26,209,210
COSMETICS & PERSONAL CARE—0.38%
Alberto-Culver Co.	237,513	5,821,444

		5,821,444
DISTRIBUTION & WHOLESALE—1.10%
Ingram Micro Inc. Class A(a)	740,720	9,918,241
LKQ Corp.(a)	244,940	2,856,000
Tech Data Corp.(a)	224,887	4,011,984

		16,786,225
DIVERSIFIED FINANCIAL SERVICES—0.78%
AmeriCredit Corp.(a)(b)	312,891	2,390,487
Jefferies Group Inc.(b)	240,175	3,376,860
Raymond James Financial Inc.	230,240	3,944,011
Waddell & Reed Financial Inc. Class A	140,817	2,177,031

		11,888,389
ELECTRIC—9.90%
Alliant Energy Corp.	496,232	14,480,050
Black Hills Corp.	172,849	4,660,009
DPL Inc.(b)	521,029	11,900,302
Great Plains Energy Inc.	534,341	10,328,812
Hawaiian Electric Industries Inc.	405,007	8,966,855
IDACORP Inc.	204,800	6,031,360
MDU Resources Group Inc.	462,144	9,973,068
Northeast Utilities	699,503	16,830,042
NSTAR	479,848	17,509,654
NV Energy Inc.	1,052,112	10,405,388
OGE Energy Corp.	416,897	10,747,605
PNM Resources Inc.	388,802	3,919,124
Puget Energy Inc.	582,633	15,888,402
SCANA Corp.	1,736	61,802
Westar Energy Inc.	486,591	9,979,981

		151,682,454
ELECTRICAL COMPONENTS & EQUIPMENT—0.54%
Hubbell Inc. Class B	252,207	8,242,125

		8,242,125
ELECTRONICS—2.53%
Arrow Electronics Inc.(a)	536,051	10,099,201
Avnet Inc.(a)	676,877	12,325,930
Gentex Corp.	627,879	5,544,172
National Instruments Corp.	125,842	3,065,511
Varian Inc.(a)	71,436	2,393,820
Vishay Intertechnology Inc.(a)	839,093	2,869,698
Woodward Governor Co.	110,012	2,532,476

		38,830,808
ENGINEERING & CONSTRUCTION—2.46%
Dycom Industries Inc.(a)	97,207	799,042
Granite Construction Inc.(b)	66,346	2,914,580
KBR Inc.	725,847	11,032,874
Shaw Group Inc. (The)(a)	375,359	7,683,599
URS Corp.(a)	375,135	15,294,254

		37,724,349

ENTERTAINMENT—0.42%
International Speedway Corp. Class A	62,252	1,788,500
Macrovision Solutions Corp.(a)	149,656	1,893,148
Scientific Games Corp. Class A(a)	154,651	2,712,579

		6,394,227
ENVIRONMENTAL CONTROL—0.41%
Mine Safety Appliances Co.	61,250	1,464,487
Waste Connections Inc.(a)	150,512	4,751,664

		6,216,151
FOOD—2.66%
Corn Products International Inc.	334,696	9,655,980
Flowers Foods Inc.	191,373	4,661,846
Hormel Foods Corp.	176,462	5,484,439
Ralcorp Holdings Inc.(a)	119,027	6,951,177
Ruddick Corp.	175,923	4,864,271
Smithfield Foods Inc.(a)(b)	533,995	7,513,310
Tootsie Roll Industries Inc.(b)	65,627	1,680,707

		40,811,730
FOREST PRODUCTS & PAPER—1.05%
Louisiana-Pacific Corp.	407,637	635,914
Potlatch Corp.	78,043	2,029,898
Rayonier Inc.	354,173	11,103,324
Temple-Inland Inc.	478,143	2,295,086

		16,064,222
GAS—2.64%
AGL Resources Inc.	344,994	10,815,562
Energen Corp.	109,178	3,202,191
Southern Union Co.	557,219	7,266,136
UGI Corp.	257,000	6,275,940
Vectren Corp.	363,877	9,100,564
WGL Holdings Inc.	117,069	3,826,986

		40,487,379
HAND & MACHINE TOOLS—0.48%
Kennametal Inc.	328,583	7,291,257

		7,291,257
HEALTH CARE - PRODUCTS—2.35%
Advanced Medical Optics Inc.(a)(b)	233,252	1,541,796
Beckman Coulter Inc.	154,909	6,806,701
Edwards Lifesciences Corp.(a)	102,579	5,636,716
Henry Schein Inc.(a)	164,659	6,041,339
Hill-Rom Holdings Inc.(b)	281,006	4,625,359
Masimo Corp.(a)	195,886	5,843,279
Steris Corp.	145,617	3,478,790
Thoratec Corp.(a)	62,852	2,042,061

		36,016,041
HEALTH CARE - SERVICES—1.80%
Community Health Systems Inc.(a)	230,252	3,357,074
Covance Inc.(a)	113,787	5,237,616
Health Management Associates Inc. Class A(a)	431,238	771,916
Health Net Inc.(a)	466,089	5,075,709
Kindred Healthcare Inc.(a)	134,203	1,747,323
LifePoint Hospitals Inc.(a)(b)	88,706	2,026,045
Psychiatric Solutions Inc.(a)	102,968	2,867,659
Universal Health Services Inc. Class B	109,329	4,107,491
WellCare Health Plans Inc.(a)	186,975	2,404,498

		27,595,331

HOME BUILDERS—0.24%
M.D.C. Holdings Inc.	82,638	2,503,931
Ryland Group Inc.	63,503	1,122,098

		3,626,029
HOME FURNISHINGS—0.03%
Furniture Brands International Inc.	190,291	420,543

		420,543
HOUSEHOLD PRODUCTS & WARES—0.56%
American Greetings Corp. Class A	204,889	1,551,010
Blyth Inc.	109,696	860,017
Scotts Miracle-Gro Co. (The) Class A	110,690	3,289,707
Tupperware Brands Corp.	127,759	2,900,129

		8,600,863
INSURANCE—7.00%
American Financial Group Inc.	337,480	7,721,542
Arthur J. Gallagher & Co.	426,855	11,059,813
Everest Re Group Ltd.	275,899	21,006,950
Fidelity National Financial Inc.	951,583	16,890,598
First American Corp.	417,265	12,054,786
Horace Mann Educators Corp.	175,071	1,608,902
Mercury General Corp.	84,974	3,907,954
Old Republic International Corp.	1,036,795	12,358,596
PMI Group Inc. (The)(b)	311,602	607,624
Protective Life Corp.	314,277	4,509,875
Reinsurance Group of America Inc.(b)	169,569	7,260,945
StanCorp Financial Group Inc.	114,369	4,777,193
Unitrin Inc.	221,366	3,528,574

		107,293,352
INTERNET—0.12%
Avocent Corp.(a)	104,589	1,873,189

		1,873,189
INVESTMENT COMPANIES—0.39%
Apollo Investment Corp.	639,241	5,951,334

		5,951,334
IRON & STEEL—0.11%
Carpenter Technology Corp.	81,006	1,663,863

		1,663,863
LEISURE TIME—0.26%
Callaway Golf Co.	289,794	2,692,186
Life Time Fitness Inc.(a)(b)	93,954	1,216,704

		3,908,890
LODGING—0.08%
Boyd Gaming Corp.(b)	257,074	1,215,960

		1,215,960
MACHINERY—1.28%
AGCO Corp.(a)(b)	259,779	6,128,187
IDEX Corp.	204,312	4,934,135
Nordson Corp.	71,868	2,320,618
Wabtec Corp.	91,780	3,648,255
Zebra Technologies Corp. Class A(a)	130,885	2,651,730

		19,682,925
MANUFACTURING—3.87%
AptarGroup Inc.	148,696	5,240,047

Brink’s Co. (The)	183,112	4,922,051
Carlisle Companies Inc.	167,339	3,463,917
Crane Co.	217,898	3,756,562
Federal Signal Corp.	212,484	1,744,494
Harsco Corp.	213,967	5,922,607
Lancaster Colony Corp.	89,109	3,056,439
Matthews International Corp. Class A	50,744	1,861,290
Pentair Inc.	443,169	10,489,810
SPX Corp.	244,550	9,916,502
Teleflex Inc.	178,460	8,940,846

		59,314,565
MEDIA—0.15%
Belo Corp. Class A	401,565	626,441
Scholastic Corp.	118,691	1,611,824

		2,238,265
METAL FABRICATE & HARDWARE—0.85%
Commercial Metals Co.	209,565	2,487,537
Timken Co. (The)	381,840	7,495,519
Worthington Industries Inc.	269,434	2,969,163

		12,952,219
OFFICE FURNISHINGS—0.21%
HNI Corp.(b)	198,755	3,148,279

		3,148,279
OIL & GAS—1.97%
Bill Barrett Corp.(a)	121,298	2,563,027
Cimarex Energy Co.	146,017	3,910,335
Forest Oil Corp.(a)(b)	436,469	7,197,374
Mariner Energy Inc.(a)	175,090	1,785,918
Newfield Exploration Co.(a)	214,039	4,227,270
Plains Exploration & Production Co.(a)	179,288	4,166,653
Pride International Inc.(a)	396,703	6,339,314

		30,189,891
OIL & GAS SERVICES—0.73%
Exterran Holdings Inc.(a)(b)	290,835	6,194,786
Tidewater Inc.	125,106	5,038,019

		11,232,805
PACKAGING & CONTAINERS—1.42%
Greif Inc. Class A	153,246	5,123,014
Packaging Corp. of America	460,236	6,194,777
Sonoco Products Co.	448,111	10,378,251

		21,696,042
PHARMACEUTICALS—1.52%
Medicis Pharmaceutical Corp. Class A	157,755	2,192,794
NBTY Inc.(a)	100,568	1,573,889
Omnicare Inc.	220,009	6,107,450
Perrigo Co.	230,294	7,440,799
Valeant Pharmaceuticals International(a)(b)	260,070	5,955,603

		23,270,535
PIPELINES—1.62%
National Fuel Gas Co.	355,525	11,138,598
ONEOK Inc.	469,507	13,672,044

		24,810,642
REAL ESTATE INVESTMENT TRUSTS—12.38%
Alexandria Real Estate Equities Inc.	144,822	8,738,559

AMB Property Corp.	243,482	5,702,348
BRE Properties Inc. Class A(b)	229,812	6,430,140
Camden Property Trust	239,352	7,501,292
Cousins Properties Inc.	139,271	1,928,903
Duke Realty Corp.	662,283	7,258,622
Equity One Inc.(b)	147,937	2,618,485
Essex Property Trust Inc.(b)	120,406	9,241,160
Federal Realty Investment Trust(b)	264,955	16,448,406
Health Care REIT Inc.	464,770	19,613,294
Highwoods Properties Inc.	284,733	7,790,295
Hospitality Properties Trust	422,414	6,281,296
Liberty Property Trust(b)	441,073	10,069,697
Macerich Co. (The)(b)	342,086	6,212,282
Mack-Cali Realty Corp.	296,072	7,253,764
Nationwide Health Properties Inc.	446,377	12,819,947
Omega Healthcare Investors Inc.	368,528	5,885,392
Realty Income Corp.(b)	468,502	10,845,821
Regency Centers Corp.	314,513	14,687,757
SL Green Realty Corp.	256,370	6,639,983
UDR Inc.	611,966	8,439,011
Weingarten Realty Investors(b)	348,235	7,204,982

		189,611,436
RETAIL—4.19%
American Eagle Outfitters Inc.	315,265	2,950,880
AnnTaylor Stores Corp.(a)	256,163	1,478,061
Barnes & Noble Inc.(b)	165,519	2,482,785
BJ’s Wholesale Club Inc.(a)(b)	140,135	4,801,025
Bob Evans Farms Inc.	137,807	2,815,397
Brinker International Inc.	457,818	4,825,402
CarMax Inc.(a)(b)	990,573	7,805,715
Cheesecake Factory Inc. (The)(a)	112,261	1,133,836
Coldwater Creek Inc.(a)	106,461	303,414
Collective Brands Inc.(a)	286,757	3,360,792
Foot Locker Inc.	696,347	5,111,187
99 Cents Only Stores(a)(b)	124,344	1,359,080
O’Reilly Automotive Inc.(a)	229,768	7,063,068
Pacific Sunwear of California Inc.(a)	294,571	468,368
PetSmart Inc.	211,473	3,901,677
Regis Corp.	193,744	2,815,100
Saks Inc.(a)(b)	638,259	2,795,574
Wendy’s/Arby’s Group Inc. Class A	1,146,345	5,662,944
Williams-Sonoma Inc.	389,567	3,061,997

		64,196,302
SAVINGS & LOANS—2.55%
Astoria Financial Corp.	361,927	5,964,557
First Niagara Financial Group Inc.	532,690	8,613,597
New York Community Bancorp Inc.	1,546,267	18,493,353
Washington Federal Inc.	395,625	5,918,550

		38,990,057
SEMICONDUCTORS—1.35%
Atmel Corp.(a)	1,390,998	4,353,824
Fairchild Semiconductor International Inc. Class A(a)	557,388	2,725,627
Integrated Device Technology Inc.(a)	759,927	4,263,190
International Rectifier Corp.(a)	199,160	2,688,660
Intersil Corp. Class A	552,138	5,074,148
Semtech Corp.(a)	143,831	1,620,975

		20,726,424

SOFTWARE—0.96%
Acxiom Corp.	171,047	1,387,191
Advent Software Inc.(a)(b)	45,586	910,352
Broadridge Financial Solutions Inc.	228,007	2,859,208
Fair Isaac Corp.	84,610	1,426,525
ManTech International Corp. Class A(a)	43,119	2,336,619
Sybase Inc.(a)	189,559	4,695,376
Wind River Systems Inc.(a)	128,415	1,159,587

		14,774,858
TELECOMMUNICATIONS—1.71%
ADC Telecommunications Inc.(a)(b)	207,081	1,132,733
ADTRAN Inc.	110,759	1,648,094
Cincinnati Bell Inc.(a)	1,037,196	2,001,788
Polycom Inc.(a)	156,800	2,118,368
RF Micro Devices Inc.(a)	1,180,637	920,897
Telephone and Data Systems Inc.	478,264	15,184,882
3Com Corp.(a)	1,393,450	3,177,066

		26,183,828
TEXTILES—0.71%
Mohawk Industries Inc.(a)	252,069	10,831,405

		10,831,405
TRANSPORTATION—0.81%
Alexander & Baldwin Inc.	185,895	4,658,529
Kansas City Southern Industries Inc.(a)	173,042	3,296,450
Overseas Shipholding Group Inc.	46,365	1,952,430
Werner Enterprises Inc.	103,308	1,791,361
YRC Worldwide Inc.(a)(b)	268,872	771,663

		12,470,433
TRUCKING & LEASING—0.44%
GATX Corp.	218,872	6,778,466

		6,778,466
WATER—0.47%
Aqua America Inc.	352,325	7,254,372

		7,254,372

TOTAL COMMON STOCKS
(Cost: $2,181,878,177)		1,529,607,180

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.08%

MONEY MARKET FUNDS—9.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	118,967,602	118,967,602
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	17,285,022	17,285,022
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	2,869,815	2,869,815

		139,122,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,122,439)	139,122,439

TOTAL INVESTMENTS IN SECURITIES—108.91%
(Cost: $2,321,000,616)	1,668,729,619
Other Assets, Less Liabilities—(8.91)%	(136,587,956)

NET ASSETS—100.00%	$1,532,141,663

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.12%
inVentiv Health Inc.(a)	378,644	$4,369,552

		4,369,552
AEROSPACE & DEFENSE—2.73%
AAR Corp.(a)(b)	441,054	8,119,804
Curtiss-Wright Corp.	511,992	17,095,413
Esterline Technologies Corp.(a)	337,361	12,782,608
GenCorp Inc.(a)(b)	557,364	2,051,100
Kaman Corp.	289,848	5,254,944
Moog Inc. Class A(a)(b)	486,460	17,789,842
Orbital Sciences Corp.(a)	669,449	13,074,339
Teledyne Technologies Inc.(a)	408,313	18,190,344
Triumph Group Inc.	188,739	8,013,858

		102,372,252
AGRICULTURE—0.17%
Alliance One International Inc.(a)	1,012,751	2,977,488
Andersons Inc. (The)	207,185	3,414,409

		6,391,897
AIRLINES—0.32%
SkyWest Inc.	649,221	12,075,511

		12,075,511
APPAREL—2.00%
Carter’s Inc.(a)	641,059	12,346,796
Crocs Inc.(a)(b)	950,535	1,178,663
Deckers Outdoor Corp.(a)(b)	148,771	11,882,340
Gymboree Corp.(a)	330,485	8,622,354
Iconix Brand Group Inc.(a)(b)	663,513	6,489,157
K-Swiss Inc. Class A	305,495	3,482,643
Liz Claiborne Inc.	1,078,123	2,803,120
Maidenform Brands Inc.(a)	212,363	2,155,484
Oxford Industries Inc.	153,876	1,349,493
Perry Ellis International Inc.(a)	135,062	856,293
Quiksilver Inc.(a)	1,443,015	2,655,148
SKECHERS U.S.A. Inc. Class A(a)	378,002	4,845,986
True Religion Apparel Inc.(a)(b)	208,080	2,588,515
Volcom Inc.(a)(b)	179,932	1,961,259
Wolverine World Wide Inc.	557,083	11,721,026

		74,938,277
AUTO MANUFACTURERS—0.04%
Wabash National Corp.	347,132	1,562,094

		1,562,094

AUTO PARTS & EQUIPMENT—0.22%
ATC Technology Corp.(a)	230,921	3,378,374
Spartan Motors Inc.	370,364	1,751,822
Standard Motor Products Inc.	136,118	470,968
Superior Industries International Inc.(b)	263,569	2,772,746

		8,373,910
BANKS—8.68%
Bank Mutual Corp.	549,928	6,346,169
Boston Private Financial Holdings Inc.(b)	725,684	4,963,679
Cascade Bancorp(b)	317,976	2,146,338
Central Pacific Financial Corp.	327,032	3,283,401
Columbia Banking System Inc.	205,789	2,455,063
Community Bank System Inc.	371,444	9,059,519
Corus Bankshares Inc.(b)	357,031	396,304
East West Bancorp Inc.	724,752	11,574,289
First BanCorp (Puerto Rico)	863,540	9,619,836
First Commonwealth Financial Corp.(b)	836,558	10,356,588
First Financial Bancorp	362,671	4,493,494
First Financial Bankshares Inc.	236,707	13,068,593
First Midwest Bancorp Inc.	553,122	11,045,846
Frontier Financial Corp.(b)	533,760	2,327,194
Glacier Bancorp Inc.	681,436	12,960,913
Hancock Holding Co.	270,991	12,319,251
Hanmi Financial Corp.	425,878	877,309
Home Bancshares Inc.	151,297	4,077,454
Independent Bank Corp. (Massachusetts)	185,299	4,847,422
Independent Bank Corp. (Michigan)	218,007	470,895
Irwin Financial Corp.(a)(b)	216,532	279,326
Nara Bancorp Inc.	253,689	2,493,763
National Penn Bancshares Inc.	911,471	13,225,444
Old National Bancorp(b)	754,551	13,702,646
PrivateBancorp Inc.(b)	313,506	10,176,405
Prosperity Bancshares Inc.	466,828	13,813,441
Provident Bankshares Corp.	382,311	3,693,124
S&T Bancorp Inc.	266,999	9,478,464
Signature Bank(a)(b)	400,505	11,490,488
South Financial Group Inc. (The)(b)	841,315	3,634,481
Sterling Bancorp	204,702	2,871,969
Sterling Bancshares Inc.	833,532	5,067,875
Sterling Financial Corp. (Washington)	593,474	5,222,571
Susquehanna Bancshares Inc.	980,284	15,596,318
Tompkins Financial Corp.	75,955	4,401,592
TrustCo Bank Corp. NY	863,633	8,213,150
UCBH Holdings Inc.(b)	1,264,627	8,700,634
UMB Financial Corp.	335,530	16,487,944
Umpqua Holdings Corp.(b)	684,432	9,903,731
United Bancshares Inc.	429,192	14,257,758
United Community Banks Inc.(b)	464,080	6,302,206
Whitney Holding Corp.	728,701	11,651,929
Wilshire Bancorp Inc.	220,912	2,005,881
Wintrust Financial Corp.	270,122	5,556,410

		324,917,107
BEVERAGES—0.38%
Boston Beer Co. Inc. Class A(a)	114,586	3,254,242
Green Mountain Coffee Roasters Inc.(a)(b)	198,542	7,683,575
Peet’s Coffee & Tea Inc.(a)	135,780	3,156,885

		14,094,702

BIOTECHNOLOGY—1.16%
ArQule Inc.(a)	323,535	1,365,318
Cambrex Corp.(a)	334,412	1,544,983
CryoLife Inc.(a)	319,697	3,104,258
Enzo Biochem Inc.(a)	372,606	1,822,043
Integra LifeSciences Holdings Corp.(a)(b)	223,435	7,947,583
Martek Biosciences Corp.(b)	377,009	11,427,143
Regeneron Pharmaceuticals Inc.(a)	716,296	13,151,195
Savient Pharmaceuticals Inc.(a)(b)	538,633	3,118,685

		43,481,208
BUILDING MATERIALS—1.81%
Apogee Enterprises Inc.	316,855	3,282,618
Drew Industries Inc.(a)	220,196	2,642,352
Eagle Materials Inc.	495,683	9,125,524
Lennox International Inc.	535,707	17,297,979
NCI Building Systems Inc.(a)(b)	224,555	3,660,246
Quanex Building Products Corp.	428,689	4,016,816
Simpson Manufacturing Co. Inc.(b)	426,307	11,834,282
Texas Industries Inc.(b)	313,477	10,814,956
Universal Forest Products Inc.	191,085	5,142,097

		67,816,870
CHEMICALS—1.45%
A. Schulman Inc.	297,488	5,057,296
Arch Chemicals Inc.	283,291	7,385,396
Balchem Corp.	207,044	5,157,466
Georgia Gulf Corp.(b)	343,137	367,157
H.B. Fuller Co.	551,303	8,881,491
NewMarket Corp.	139,999	4,887,365
OM Group Inc.(a)	346,867	7,322,362
Penford Corp.	129,305	1,308,567
PolyOne Corp.(a)	1,053,274	3,317,813
Quaker Chemical Corp.	124,080	2,041,116
Stepan Co.	82,143	3,859,900
Zep Inc.	246,604	4,761,923

		54,347,852
COMMERCIAL SERVICES—6.25%
Aaron Rents Inc.	609,183	16,216,451
ABM Industries Inc.	503,056	9,583,217
Administaff Inc.	250,970	5,441,030
AMN Healthcare Services Inc.(a)	370,826	3,137,188
Arbitron Inc.	300,360	3,988,781
Bankrate Inc.(a)(b)	158,285	6,014,830
Bowne & Co. Inc.	304,870	1,792,636
Capella Education Co.(a)	161,249	9,474,991
CDI Corp.	145,679	1,885,086
Chemed Corp.(b)	254,649	10,127,391
Coinstar Inc.(a)	321,562	6,273,675
Consolidated Graphics Inc.(a)	126,896	2,872,925
CorVel Corp.(a)	90,704	1,993,674
Cross Country Healthcare Inc.(a)	350,268	3,078,856
Forrester Research Inc.(a)	173,998	4,908,484
GEO Group Inc. (The)(a)	581,673	10,487,564
Gevity HR Inc.	281,972	425,778
Healthcare Services Group Inc.	489,549	7,798,516
HealthSpring Inc.(a)	566,352	11,310,049
Heartland Payment Systems Inc.(b)	278,468	4,873,190

Heidrick & Struggles International Inc.	186,192	4,010,576
Hillenbrand Inc.	703,861	11,740,401
HMS Holdings Corp.(a)	286,340	9,025,437
Kendle International Inc.(a)	152,021	3,909,980
Landauer Inc.	105,948	7,765,988
Live Nation Inc.(a)(b)	890,109	5,109,226
MAXIMUS Inc.	208,341	7,314,853
Midas Inc.(a)	160,668	1,685,407
On Assignment Inc.(a)	404,649	2,294,360
PAREXEL International Corp.(a)	629,296	6,110,464
Pre-Paid Legal Services Inc.(a)	85,900	3,203,211
Rewards Network Inc.(a)	310,854	805,112
Spherion Corp.(a)	588,837	1,301,330
StarTek Inc.(a)	133,759	595,228
Ticketmaster Entertainment Inc.(a)	455,905	2,926,910
TrueBlue Inc.(a)	493,720	4,724,900
Universal Technical Institute Inc.(a)	245,629	4,217,450
Viad Corp.	233,068	5,766,102
Volt Information Sciences Inc.(a)	146,196	1,056,997
Watson Wyatt Worldwide Inc.	484,467	23,167,212
Wright Express Corp.(a)	441,216	5,559,322

		233,974,778
COMPUTERS—1.92%
Agilysys Inc.	261,003	1,119,703
CACI International Inc. Class A(a)	340,307	15,344,443
Catapult Communications Corp.(a)	91,161	598,928
CIBER Inc.(a)	608,435	2,926,572
Hutchinson Technology Inc.(a)(b)	264,022	918,797
Integral Systems Inc.(a)	193,946	2,337,049
Manhattan Associates Inc.(a)	273,618	4,325,901
Mercury Computer Systems Inc.(a)	256,356	1,617,606
MICROS Systems Inc.(a)	915,011	14,932,980
MTS Systems Corp.	192,702	5,133,581
Radiant Systems Inc.(a)	314,950	1,061,381
RadiSys Corp.(a)	261,272	1,444,834
Stratasys Inc.(a)(b)	231,194	2,485,335
Sykes Enterprises Inc.(a)	380,398	7,273,210
Synaptics Inc.(a)(b)	384,513	6,367,535
Tyler Technologies Inc.(a)(b)	334,991	4,013,192

		71,901,047
COSMETICS & PERSONAL CARE—0.41%
Chattem Inc.(a)(b)	215,328	15,402,412

		15,402,412
DISTRIBUTION & WHOLESALE—1.63%
Brightpoint Inc.(a)	585,064	2,545,028
MWI Veterinary Supply Inc.(a)	137,892	3,717,568
Owens & Minor Inc.	471,012	17,733,602
Pool Corp.(b)	545,691	9,806,067
ScanSource Inc.(a)	300,618	5,792,909
United Stationers Inc.(a)	267,944	8,973,445
Watsco Inc.	322,403	12,380,275

		60,948,894
DIVERSIFIED FINANCIAL SERVICES—2.17%
Financial Federal Corp.	292,432	6,804,893
Greenhill & Co. Inc.(b)	206,675	14,419,715
Investment Technology Group Inc.(a)	492,005	11,178,354

LaBranche & Co. Inc.(a)	600,382	2,875,830
National Financial Partners Corp.(b)	455,819	1,385,690
optionsXpress Holdings Inc.	484,520	6,473,187
Piper Jaffray Companies(a)	171,469	6,817,607
Portfolio Recovery Associates Inc.(a)(b)	173,953	5,886,570
Stifel Financial Corp.(a)	292,009	13,388,613
SWS Group Inc.	312,480	5,921,496
TradeStation Group Inc.(a)	362,306	2,336,874
World Acceptance Corp.(a)(b)	184,393	3,643,606

		81,132,435
ELECTRIC—2.12%
ALLETE Inc.	302,450	9,760,061
Avista Corp.	619,612	12,008,081
Central Vermont Public Service Corp.	130,765	3,120,053
CH Energy Group Inc.	179,665	9,232,984
Cleco Corp.	685,613	15,652,545
El Paso Electric Co.(a)	510,311	9,231,526
UIL Holdings Corp.	287,524	8,634,346
UniSource Energy Corp.	404,044	11,862,732

		79,502,328
ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
Advanced Energy Industries Inc.(a)	371,404	3,695,470
Belden Inc.	529,206	11,049,821
C&D Technologies Inc.(a)(b)	297,567	931,385
Greatbatch Inc.(a)(b)	260,819	6,901,271
Littelfuse Inc.(a)	247,162	4,102,889
Magnetek Inc.(a)	351,179	842,830
Vicor Corp.	223,880	1,479,847

		29,003,513
ELECTRONICS—3.91%
Analogic Corp.	150,697	4,111,014
Axsys Technologies Inc.(a)	104,436	5,729,359
Bel Fuse Inc. Class B	131,529	2,788,415
Benchmark Electronics Inc.(a)	741,212	9,465,277
Brady Corp. Class A	595,319	14,257,890
Checkpoint Systems Inc.(a)	440,537	4,334,884
CTS Corp.	383,471	2,112,925
Cubic Corp.	176,465	4,799,848
Cymer Inc.(a)(b)	337,031	7,384,349
Daktronics Inc.	388,690	3,638,138
Dionex Corp.(a)	204,516	9,172,543
Electro Scientific Industries Inc.(a)	307,334	2,086,798
FARO Technologies Inc.(a)	189,999	3,203,383
FEI Co.(a)	422,715	7,972,405
II-VI Inc.(a)	276,444	5,277,316
Itron Inc.(a)(b)	392,431	25,013,552
Keithley Instruments Inc.	158,092	577,036
LoJack Corp.(a)	198,646	818,422
Methode Electronics Inc.	430,753	2,903,275
Park Electrochemical Corp.	233,024	4,418,135
Plexus Corp.(a)	447,669	7,587,990
Rogers Corp.(a)	205,041	5,693,989
Sonic Solutions Inc.(a)	306,030	538,613
Technitrol Inc.	463,259	1,612,141
TTM Technologies Inc.(a)(b)	487,333	2,539,005
Watts Water Technologies Inc. Class A	332,799	8,309,991

		146,346,693

ENERGY - ALTERNATE SOURCES—0.09%
Headwaters Inc.(a)(b)	481,125	3,247,594

		3,247,594
ENGINEERING & CONSTRUCTION—0.61%
EMCOR Group Inc.(a)	745,250	16,715,957
Insituform Technologies Inc. Class A(a)	317,977	6,260,967

		22,976,924
ENTERTAINMENT—0.22%
Pinnacle Entertainment Inc.(a)	682,802	5,243,919
Shuffle Master Inc.(a)	632,279	3,136,104

		8,380,023
ENVIRONMENTAL CONTROL—0.83%
Calgon Carbon Corp.(a)(b)	615,392	9,452,421
Darling International Inc.(a)	931,850	5,115,856
Tetra Tech Inc.(a)	681,594	16,460,495

		31,028,772
FOOD—1.88%
Cal-Maine Foods Inc.(b)	143,527	4,119,225
Diamond Foods Inc.	186,164	3,751,205
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	343,942	2,156,516
Hain Celestial Group Inc.(a)	460,439	8,789,781
J&J Snack Foods Corp.	158,669	5,693,044
Lance Inc.	358,740	8,229,496
Nash Finch Co.	145,686	6,539,845
Sanderson Farms Inc.	198,586	6,863,132
Spartan Stores Inc.	251,430	5,845,747
TreeHouse Foods Inc.(a)	358,966	9,778,234
United Natural Foods Inc.(a)(b)	488,353	8,702,450

		70,468,675
FOREST PRODUCTS & PAPER—0.92%
Buckeye Technologies Inc.(a)	441,936	1,608,647
Clearwater Paper Corp.(a)	129,519	1,086,664
Deltic Timber Corp.	120,254	5,501,620
Neenah Paper Inc.	165,811	1,465,769
Rock-Tenn Co. Class A	435,267	14,877,426
Schweitzer-Mauduit International Inc.	175,294	3,509,386
Wausau Paper Corp.	555,485	6,354,748

		34,404,260
GAS—3.23%
Atmos Energy Corp.	1,037,415	24,586,735
Laclede Group Inc. (The)	251,734	11,791,221
New Jersey Resources Corp.	479,470	18,867,145
Northwest Natural Gas Co.	301,331	13,327,870
Piedmont Natural Gas Co.	834,162	26,417,911
South Jersey Industries Inc.	338,418	13,485,957
Southwest Gas Corp.	499,893	12,607,301

		121,084,140
HAND & MACHINE TOOLS—0.62%
Baldor Electric Co.	526,417	9,396,543
Regal Beloit Corp.	367,411	13,957,944

		23,354,487

HEALTH CARE - PRODUCTS—4.50%
Abaxis Inc.(a)(b)	249,143	3,993,762
American Medical Systems Holdings Inc.(a)(b)	834,309	7,500,438
ArthroCare Corp.(a)(b)	304,474	1,452,341
CONMED Corp.(a)(b)	330,372	7,909,106
Cooper Companies Inc. (The)	512,292	8,401,589
Cyberonics Inc.(a)(b)	264,138	4,376,767
Datascope Corp.	152,730	7,978,615
Haemonetics Corp.(a)	287,909	16,266,858
ICU Medical Inc.(a)	143,923	4,769,608
Immucor Inc.(a)(b)	802,440	21,328,855
Invacare Corp.	365,947	5,679,497
Kensey Nash Corp.(a)	132,074	2,563,556
LCA-Vision Inc.(b)	208,561	857,186
Mentor Corp.	384,509	11,892,863
Meridian Bioscience Inc.	458,923	11,688,769
Merit Medical Systems Inc.(a)	319,378	5,726,448
Natus Medical Inc.(a)	318,504	4,124,627
Osteotech Inc.(a)	205,229	346,837
Palomar Medical Technologies Inc.(a)	206,595	2,382,040
PSS World Medical Inc.(a)(b)	688,800	12,963,216
SurModics Inc.(a)(b)	172,818	4,367,111
Symmetry Medical Inc.(a)	407,891	3,250,891
West Pharmaceutical Services Inc.	372,420	14,066,303
Zoll Medical Corp.(a)	239,751	4,528,896

		168,416,179
HEALTH CARE - SERVICES—3.23%
Air Methods Corp.(a)	122,138	1,952,987
Amedisys Inc.(a)(b)	307,274	12,702,707
AMERIGROUP Corp.(a)(b)	602,912	17,797,962
AmSurg Corp.(a)	358,068	8,357,307
Centene Corp.(a)	488,397	9,626,305
Gentiva Health Services Inc.(a)	328,140	9,601,376
Healthways Inc.(a)	382,661	4,392,948
LHC Group Inc.(a)(b)	167,917	6,045,012
Magellan Health Services Inc.(a)	460,492	18,032,867
MedCath Corp.(a)	223,115	2,329,321
Molina Healthcare Inc.(a)	159,064	2,801,117
Odyssey Healthcare Inc.(a)	373,286	3,452,895
Pediatrix Medical Group Inc.(a)	519,470	16,467,199
RehabCare Group Inc.(a)	205,279	3,112,030
Res-Care Inc.(a)	291,566	4,379,321

		121,051,354
HOME BUILDERS—0.32%
Champion Enterprises Inc.(a)(b)	888,892	497,780
M/I Homes Inc.(b)	160,325	1,689,825
Meritage Homes Corp.(a)	349,412	4,252,344
Skyline Corp.	77,680	1,552,823
Standard-Pacific Corp.(a)	1,055,881	1,879,468
Winnebago Industries Inc.(b)	332,928	2,007,556

		11,879,796
HOME FURNISHINGS—0.27%
Audiovox Corp. Class A(a)	212,138	1,062,811
Bassett Furniture Industries Inc.	128,779	431,410
Ethan Allen Interiors Inc.(b)	326,812	4,696,288
La-Z-Boy Inc.(b)	585,708	1,270,986
Universal Electronics Inc.(a)	158,414	2,569,475

		10,030,970

HOUSEHOLD PRODUCTS & WARES—0.55%
Central Garden & Pet Co. Class A(a)	810,422	4,781,490
Fossil Inc.(a)	508,045	8,484,351
Russ Berrie and Co. Inc.(a)	188,712	560,475
Standard Register Co. (The)	143,507	1,281,518
WD-40 Co.	187,829	5,313,682

		20,421,516
HOUSEWARES—0.47%
National Presto Industries Inc.	54,561	4,201,197
Toro Co. (The)	404,283	13,341,339

		17,542,536
INSURANCE—3.25%
American Physicians Capital Inc.	91,670	4,409,327
Amerisafe Inc.(a)	214,474	4,403,151
Delphi Financial Group Inc. Class A	469,740	8,662,006
Infinity Property and Casualty Corp.	162,988	7,616,429
Navigators Group Inc. (The)(a)	150,892	8,285,480
Presidential Life Corp.	245,767	2,430,636
ProAssurance Corp.(a)(b)	381,402	20,130,398
RLI Corp.	202,326	12,374,258
Safety Insurance Group Inc.	185,666	7,066,448
Selective Insurance Group Inc.	600,681	13,773,615
Stewart Information Services Corp.	206,670	4,854,678
Tower Group Inc.	230,836	6,511,884
United Fire & Casualty Co.	255,844	7,949,073
Zenith National Insurance Corp.	424,079	13,388,174

		121,855,557
INTERNET—1.81%
Blue Coat Systems Inc.(a)(b)	444,511	3,733,892
Blue Nile Inc.(a)(b)	164,951	4,039,650
CyberSource Corp.(a)	791,516	9,490,277
DealerTrack Holdings Inc.(a)	453,409	5,391,033
InfoSpace Inc.	393,584	2,971,559
Interwoven Inc.(a)	524,758	6,611,951
j2 Global Communications Inc.(a)(b)	499,563	10,011,243
Knot Inc. (The)(a)	326,897	2,719,783
NutriSystem Inc.	336,886	4,915,167
PCTEL Inc.	208,755	1,371,520
Perficient Inc.(a)	367,080	1,754,642
Stamps.com Inc.(a)	160,804	1,580,703
United Online Inc.	933,148	5,664,208
Websense Inc.(a)	512,304	7,669,191

		67,924,819
IRON & STEEL—0.15%
Gibraltar Industries Inc.	307,218	3,668,183
Olympic Steel Inc.	102,320	2,084,258

		5,752,441
LEISURE TIME—0.92%
Arctic Cat Inc.	137,507	658,659
Brunswick Corp.	998,134	4,202,144
Interval Leisure Group Inc.(a)	445,639	2,401,994
Multimedia Games Inc.(a)	258,408	615,011
Nautilus Inc.(a)	251,048	554,816

Polaris Industries Inc.(b)	368,710	10,563,541
WMS Industries Inc.(a)(b)	569,490	15,319,281

		34,315,446
LODGING—0.15%
Marcus Corp.	240,194	3,898,349
Monarch Casino & Resort Inc.(a)(b)	130,909	1,525,090

		5,423,439
MACHINERY—1.95%
Albany International Corp. Class A	302,749	3,887,297
Applied Industrial Technologies Inc.	414,383	7,840,126
Astec Industries Inc.(a)	224,453	7,032,112
Briggs & Stratton Corp.(b)	567,033	9,974,110
Cascade Corp.	96,368	2,877,548
Cognex Corp.	450,241	6,663,567
Gardner Denver Inc.(a)	588,910	13,745,159
Gerber Scientific Inc.(a)	275,533	1,407,974
Intermec Inc.(a)	555,435	7,376,177
Intevac Inc.(a)	250,308	1,269,062
Lindsay Corp.(b)	139,460	4,433,433
Robbins & Myers Inc.	395,089	6,388,589

		72,895,154
MANUFACTURING—2.40%
A.O. Smith Corp.	257,145	7,590,920
Actuant Corp. Class A	639,492	12,163,138
Acuity Brands Inc.	459,504	16,041,285
Barnes Group Inc.	488,955	7,089,848
Ceradyne Inc.(a)	299,092	6,074,559
CLARCOR Inc.	578,004	19,178,173
EnPro Industries Inc.(a)	230,804	4,971,518
Griffon Corp.(a)	551,924	5,149,451
Lydall Inc.(a)	189,840	1,091,580
Myers Industries Inc.	320,185	2,561,480
Standex International Corp.	142,491	2,827,021
Sturm, Ruger & Co. Inc.(a)(b)	222,762	1,329,889
Tredegar Corp.	219,993	3,999,473

		90,068,335
MEDIA—0.04%
A.H. Belo Corp. Class A	200,056	436,122
E.W. Scripps Co. (The) Class A	328,500	725,985
4Kids Entertainment Inc.(a)	135,836	266,239

		1,428,346
METAL FABRICATE & HARDWARE—1.19%
A.M. Castle & Co.	188,195	2,038,152
CIRCOR International Inc.	192,338	5,289,295
Kaydon Corp.	389,895	13,392,893
Lawson Products Inc.	47,901	1,094,538
Mueller Industries Inc.	422,794	10,603,674
Valmont Industries Inc.	199,451	12,238,313

		44,656,865
MINING—0.43%
AMCOL International Corp.	256,212	5,367,641
Brush Engineered Materials Inc.(a)	230,303	2,929,454
Century Aluminum Co.(a)	418,787	4,187,870
RTI International Metals Inc.(a)(b)	261,803	3,746,401

		16,231,366

MISCELLANEOUS - MANUFACTURING—0.07%
John Bean Technologies Corp.	313,544	2,561,654

		2,561,654
OFFICE FURNISHINGS—0.08%
Interface Inc. Class A	637,711	2,958,979

		2,958,979
OIL & GAS—1.76%
Atwood Oceanics Inc.(a)	634,139	9,689,644
Holly Corp.	463,801	8,455,092
Penn Virginia Corp.	476,296	12,374,170
Petroleum Development Corp.(a)	169,170	4,071,922
PetroQuest Energy Inc.(a)(b)	493,703	3,337,432
Pioneer Drilling Co.(a)	569,054	3,169,631
St. Mary Land & Exploration Co.	707,959	14,378,647
Stone Energy Corp.(a)(b)	394,905	4,351,853
Swift Energy Co.(a)(b)	351,241	5,904,361

		65,732,752
OIL & GAS SERVICES—1.93%
Basic Energy Services Inc.(a)	264,520	3,449,341
CARBO Ceramics Inc.	231,078	8,210,201
Dril-Quip Inc.(a)	342,040	7,015,240
Gulf Island Fabrication Inc.	162,175	2,336,942
Hornbeck Offshore Services Inc.(a)(b)	262,111	4,282,894
ION Geophysical Corp.(a)	1,018,723	3,494,220
Lufkin Industries Inc.	169,103	5,834,054
Matrix Service Co.(a)	295,926	2,269,752
NATCO Group Inc. Class A(a)	230,193	3,494,330
Oil States International Inc.(a)	566,794	10,593,380
SEACOR Holdings Inc.(a)(b)	227,383	15,155,077
Superior Well Services Inc.(a)	187,121	1,871,210
Tetra Technologies Inc.(a)	854,049	4,150,678

		72,157,319
PHARMACEUTICALS—1.66%
Catalyst Health Solutions Inc.(a)	436,070	10,618,305
Cubist Pharmaceuticals Inc.(a)(b)	648,651	15,671,408
Mannatech Inc.(b)	178,358	436,977
Noven Pharmaceuticals Inc.(a)	283,423	3,117,653
Par Pharmaceutical Companies Inc.(a)(b)	392,711	5,266,255
PetMed Express Inc.(a)(b)	267,879	4,722,707
PharMerica Corp.(a)	346,801	5,434,372
Salix Pharmaceuticals Ltd.(a)	547,121	4,831,078
Theragenics Corp.(a)	384,429	449,782
ViroPharma Inc.(a)	895,753	11,662,704

		62,211,241
REAL ESTATE—0.10%
Forestar Group Inc.(a)	406,399	3,868,918

		3,868,918
REAL ESTATE INVESTMENT TRUSTS—6.07%
Acadia Realty Trust	368,317	5,255,884
BioMed Realty Trust Inc.	914,606	10,719,182
Cedar Shopping Centers Inc.	506,452	3,585,680
Colonial Properties Trust	546,325	4,550,887

DiamondRock Hospitality Co.	1,025,096	5,197,237
EastGroup Properties Inc.	285,395	10,154,354
Entertainment Properties Trust(b)	374,208	11,151,398
Extra Space Storage Inc.	973,289	10,044,342
Franklin Street Properties Corp.	673,940	9,940,615
Home Properties Inc.(b)	367,479	14,919,647
Inland Real Estate Corp.(b)	656,930	8,526,951
Kilroy Realty Corp.	376,645	12,602,542
Kite Realty Group Trust	387,251	2,153,116
LaSalle Hotel Properties(b)	467,081	5,161,245
Lexington Realty Trust	833,968	4,169,840
LTC Properties Inc.	263,372	5,341,184
Medical Properties Trust Inc.	755,179	4,765,179
Mid-America Apartment Communities Inc.	320,911	11,925,053
National Retail Properties Inc.	892,143	15,335,938
Parkway Properties Inc.	174,081	3,133,458
Pennsylvania Real Estate Investment Trust(b)	444,396	3,310,750
Post Properties Inc.	502,980	8,299,170
PS Business Parks Inc.	170,015	7,592,870
Senior Housing Properties Trust	1,303,752	23,363,236
Sovran Self Storage Inc.(b)	250,312	9,011,232
Tanger Factory Outlet Centers Inc.	360,445	13,559,941
Urstadt Biddle Properties Inc. Class A	234,742	3,739,440

		227,510,371
RETAIL—6.81%
Big 5 Sporting Goods Corp.	247,110	1,287,443
Brown Shoe Co. Inc.	481,792	4,080,778
Buckle Inc. (The)	267,575	5,838,487
Buffalo Wild Wings Inc.(a)(b)	202,924	5,205,001
Cabela’s Inc. Class A(a)(b)	445,674	2,598,279
California Pizza Kitchen Inc.(a)(b)	273,877	2,935,961
Casey’s General Stores Inc.	578,563	13,173,880
Cash America International Inc.	330,314	9,034,088
Cato Corp. Class A	334,531	5,051,418
CEC Entertainment Inc.(a)	258,384	6,265,812
Charlotte Russe Holding Inc.(a)	239,704	1,555,679
Children’s Place Retail Stores Inc. (The)(a)(b)	274,239	5,945,502
Christopher & Banks Corp.	405,718	2,272,021
CKE Restaurants Inc.	622,034	5,399,255
Cracker Barrel Old Country Store Inc.	254,925	5,248,906
DineEquity Inc.(b)	175,085	2,023,983
Dress Barn Inc.(a)	512,245	5,501,511
Finish Line Inc. (The) Class A	624,819	3,498,986
First Cash Financial Services Inc.(a)	292,943	5,583,494
Fred’s Inc.	454,924	4,894,982
Genesco Inc.(a)(b)	219,092	3,707,037
Group 1 Automotive Inc.	265,257	2,856,818
Haverty Furniture Companies Inc.	211,185	1,970,356
Hibbett Sports Inc.(a)(b)	324,763	5,102,027
Hot Topic Inc.(a)	498,695	4,622,903
HSN Inc.(a)	447,613	3,254,147
Insight Enterprises Inc.(a)	518,928	3,580,603
Jack in the Box Inc.(a)	646,214	14,274,867
Jo-Ann Stores Inc.(a)	288,998	4,476,579
Jos. A. Bank Clothiers Inc.(a)(b)	207,762	5,432,976
Landry’s Restaurants Inc.(b)	140,970	1,635,252
Lithia Motors Inc. Class A(b)	190,813	622,050
MarineMax Inc.(a)	207,834	704,557
Men’s Wearhouse Inc. (The)	588,164	7,963,741

Movado Group Inc.	205,399	1,928,697
O’Charley’s Inc.	243,563	487,126
OfficeMax Inc.	864,671	6,606,086
P.F. Chang’s China Bistro Inc.(a)(b)	270,792	5,670,384
Panera Bread Co. Class A(a)(b)	349,003	18,231,917
Papa John’s International Inc.(a)(b)	244,792	4,511,517
Pep Boys - Manny, Moe & Jack (The)	505,069	2,085,935
Red Robin Gourmet Burgers Inc.(a)(b)	176,017	2,962,366
Ruby Tuesday Inc.(a)	608,421	949,137
Ruth’s Hospitality Group Inc.(a)	217,367	299,966
School Specialty Inc.(a)(b)	181,788	3,475,787
Sonic Automotive Inc.	316,516	1,259,734
Sonic Corp.(a)(b)	688,099	8,374,165
Stage Stores Inc.	432,550	3,568,538
Steak n Shake Co. (The)(a)(b)	326,313	1,941,562
Stein Mart Inc.(a)	291,294	329,162
Texas Roadhouse Inc. Class A(a)(b)	582,537	4,514,662
Tractor Supply Co.(a)(b)	363,052	13,120,699
Tuesday Morning Corp.(a)	351,922	573,633
Tween Brands Inc.(a)	283,840	1,226,189
World Fuel Services Corp.	333,057	12,323,109
Zale Corp.(a)(b)	363,519	1,210,518
Zumiez Inc.(a)(b)	230,213	1,715,087

		254,965,355
SAVINGS & LOANS—0.42%
Anchor BanCorp Wisconsin Inc.	206,668	570,404
BankAtlantic Bancorp Inc. Class A(b)	93,409	541,772
Brookline Bancorp Inc.	664,446	7,076,350
Dime Community Bancshares Inc.	299,603	3,984,720
Flagstar Bancorp Inc.(a)(b)	668,702	474,778
Guaranty Financial Group Inc.(a)(b)	1,239,852	3,236,014

		15,884,038
SEMICONDUCTORS—3.19%
Actel Corp.(a)	293,290	3,437,359
ATMI Inc.(a)	365,970	5,646,917
Axcelis Technologies Inc.(a)	1,188,262	606,014
Brooks Automation Inc.(a)	723,705	4,204,726
Cabot Microelectronics Corp.(a)	264,359	6,891,839
Cohu Inc.	264,742	3,216,615
Cypress Semiconductor Corp.(a)(b)	1,648,519	7,368,880
Diodes Inc.(a)(b)	370,555	2,245,563
DSP Group Inc.(a)	307,057	2,462,597
Exar Corp.(a)	487,370	3,250,758
Hittite Microwave Corp.(a)	218,376	6,433,357
Kopin Corp.(a)	775,950	1,582,938
Kulicke and Soffa Industries Inc.(a)	614,948	1,045,412
Micrel Inc.	547,402	4,001,509
Microsemi Corp.(a)(b)	922,789	11,664,053
MKS Instruments Inc.(a)	559,386	8,273,319
Pericom Semiconductor Corp.(a)	292,720	1,604,106
Rudolph Technologies Inc.(a)	351,572	1,241,049
Skyworks Solutions Inc.(a)	1,886,970	10,453,814
Standard Microsystems Corp.(a)	253,321	4,139,265
Supertex Inc.(a)	146,271	3,511,967
TriQuint Semiconductor Inc.(a)	1,659,851	5,709,887
Ultratech Inc.(a)	267,314	3,197,075
Varian Semiconductor Equipment Associates Inc.(a)(b)	826,574	14,977,521

Veeco Instruments Inc.(a)	365,716	2,318,639

		119,485,179
SOFTWARE—3.31%
Avid Technology Inc.(a)(b)	346,307	3,778,209
Blackbaud Inc.	492,634	6,650,559
Concur Technologies Inc.(a)(b)	483,513	15,868,897
CSG Systems International Inc.(a)	398,311	6,958,493
Digi International Inc.(a)	288,959	2,343,457
Eclipsys Corp.(a)(b)	622,165	8,828,521
Epicor Software Corp.(a)(b)	681,707	3,272,194
EPIQ Systems Inc.(a)	404,628	6,761,334
Informatica Corp.(a)	998,110	13,704,050
JDA Software Group Inc.(a)	311,298	4,087,343
Omnicell Inc.(a)	356,422	4,351,913
Phase Forward Inc.(a)	488,207	6,112,352
Phoenix Technologies Ltd.(a)	329,018	1,151,563
Progress Software Corp.(a)	453,313	8,730,808
Quality Systems Inc.(b)	206,200	8,994,444
Smith Micro Software Inc.(a)	315,865	1,756,209
SPSS Inc.(a)	206,578	5,569,343
SYNNEX Corp.(a)(b)	214,111	2,425,878
Take-Two Interactive Software Inc.	883,399	6,678,496
Taleo Corp. Class A(a)	348,199	2,726,398
THQ Inc.(a)	760,552	3,186,713

		123,937,174
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc.(a)	396,912	5,723,471

		5,723,471
TELECOMMUNICATIONS—2.53%
Adaptec Inc.(a)	1,387,506	4,578,770
Anixter International Inc.(a)(b)	341,590	10,288,691
Applied Signal Technology Inc.	144,654	2,595,093
ARRIS Group Inc.(a)	1,398,424	11,117,471
Black Box Corp.	199,589	5,213,265
Comtech Telecommunications Corp.(a)(b)	281,684	12,906,761
EMS Technologies Inc.(a)	172,849	4,471,604
FairPoint Communications Inc.(b)	1,013,042	3,322,778
General Communication Inc. Class A(a)	503,358	4,072,166
Harmonic Inc.(a)	1,081,600	6,067,776
NETGEAR Inc.(a)	401,478	4,580,864
Network Equipment Technologies Inc.(a)	330,475	951,768
Newport Corp.(a)	408,288	2,768,193
Novatel Wireless Inc.(a)(b)	347,240	1,611,194
Symmetricom Inc.(a)	507,960	2,006,442
Tekelec(a)	752,482	10,038,110
Tollgrade Communications Inc.(a)	150,969	721,632
Viasat Inc.(a)	308,910	7,438,553

		94,751,131
TEXTILES—0.25%
G&K Services Inc. Class A	215,914	4,365,781
UniFirst Corp.	162,808	4,833,770

		9,199,551
TOYS, GAMES & HOBBIES—0.23%
JAKKS Pacific Inc.(a)(b)	313,286	6,463,090
RC2 Corp.(a)	196,318	2,094,713

		8,557,803

TRANSPORTATION—2.83%
Arkansas Best Corp.(b)	287,843	8,666,953
Bristow Group Inc.(a)(b)	331,283	8,875,072
Forward Air Corp.	329,507	7,997,135
Heartland Express Inc.	634,876	10,005,646
Hub Group Inc. Class A(a)	428,575	11,370,095
Kirby Corp.(a)	608,433	16,646,727
Knight Transportation Inc.(b)	650,565	10,487,108
Landstar System Inc.	596,593	22,927,069
Old Dominion Freight Line Inc.(a)	314,081	8,938,745

		105,914,550
WATER—0.17%
American States Water Co.	196,810	6,490,794

		6,490,794

TOTAL COMMON STOCKS
(Cost: $5,899,110,803)		3,739,702,606

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.71%

MONEY MARKET FUNDS—12.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	366,426,294	366,426,294
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	84,472,390	84,472,390
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	25,327,200	25,327,200

		476,225,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $476,225,884)		476,225,884

TOTAL INVESTMENTS IN SECURITIES—112.56%
(Cost: $6,375,336,687)		4,215,928,490
Other Assets, Less Liabilities—(12.56)%		(470,448,856)

NET ASSETS—100.00%		$3,745,479,634

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.24%
inVentiv Health Inc.(a)	217,493	$2,509,869

		2,509,869
AEROSPACE & DEFENSE—3.86%
AAR Corp.(a)(b)	253,346	4,664,099
Curtiss-Wright Corp.	294,093	9,819,765
Esterline Technologies Corp.(a)	91,078	3,450,945
Moog Inc. Class A(a)	139,714	5,109,341
Orbital Sciences Corp.(a)	384,538	7,510,027
Teledyne Technologies Inc.(a)	234,538	10,448,668

		41,002,845
AIRLINES—0.65%
SkyWest Inc.	372,918	6,936,275

		6,936,275
APPAREL—2.94%
Carter’s Inc.(a)	368,230	7,092,110
Crocs Inc.(a)(b)	542,728	672,983
Deckers Outdoor Corp.(a)	85,455	6,825,291
Gymboree Corp.(a)	189,834	4,952,769
Iconix Brand Group Inc.(a)	190,565	1,863,726
K-Swiss Inc. Class A	175,479	2,000,461
Maidenform Brands Inc.(a)	122,601	1,244,400
True Religion Apparel Inc.(a)(b)	119,978	1,492,526
Volcom Inc.(a)(b)	103,595	1,129,185
Wolverine World Wide Inc.	188,797	3,972,289

		31,245,740
AUTO PARTS & EQUIPMENT—0.07%
ATC Technology Corp.(a)	54,383	795,623

		795,623
BANKS—4.76%
Cascade Bancorp(b)	183,669	1,239,766
East West Bancorp Inc.	416,304	6,648,375
First BanCorp (Puerto Rico)	267,857	2,983,927
First Financial Bankshares Inc.	67,984	3,753,397
Glacier Bancorp Inc.	211,369	4,020,238
Hancock Holding Co.	79,386	3,608,888
Hanmi Financial Corp.	106,832	220,074
Home Bancshares Inc.	54,753	1,475,593
Independent Bank Corp. (Massachusetts)	38,154	998,109
Nara Bancorp Inc.	145,721	1,432,437
PrivateBancorp Inc.(b)	180,081	5,845,429
Prosperity Bancshares Inc.	134,076	3,967,309
S&T Bancorp Inc.	39,877	1,415,633
Signature Bank(a)	230,054	6,600,249
Tompkins Financial Corp.	9,163	530,996

UCBH Holdings Inc.(b)	385,007	2,648,848
United Community Banks Inc.	151,946	2,063,427
Wilshire Bancorp Inc.	126,889	1,152,152

		50,604,847
BEVERAGES—0.67%
Boston Beer Co. Inc. Class A(a)	65,819	1,869,260
Green Mountain Coffee Roasters Inc.(a)(b)	114,044	4,413,503
Peet’s Coffee & Tea Inc.(a)	36,658	852,298

		7,135,061
BIOTECHNOLOGY—1.54%
ArQule Inc.(a)	55,444	233,974
Cambrex Corp.(a)	123,302	569,655
CryoLife Inc.(a)	49,677	482,364
Enzo Biochem Inc.(a)	59,561	291,253
Integra LifeSciences Holdings Corp.(a)	128,343	4,565,161
Martek Biosciences Corp.	216,558	6,563,873
Regeneron Pharmaceuticals Inc.(a)	168,694	3,097,222
Savient Pharmaceuticals Inc.(a)	99,012	573,279

		16,376,781
BUILDING MATERIALS—1.28%
Drew Industries Inc.(a)	126,481	1,517,772
Eagle Materials Inc.	284,724	5,241,769
Simpson Manufacturing Co. Inc.(b)	244,874	6,797,702

		13,557,243
CHEMICALS—0.60%
Balchem Corp.	118,928	2,962,496
NewMarket Corp.	57,096	1,993,221
Zep Inc.	73,658	1,422,336

		6,378,053
COMMERCIAL SERVICES—7.55%
Aaron Rents Inc.	234,448	6,241,006
AMN Healthcare Services Inc.(a)	140,582	1,189,324
Arbitron Inc.	77,638	1,031,033
Bankrate Inc.(a)(b)	90,919	3,454,922
Capella Education Co.(a)	92,624	5,442,586
Chemed Corp.	146,272	5,817,237
Coinstar Inc.(a)	184,707	3,603,634
CorVel Corp.(a)	30,031	660,081
Forrester Research Inc.(a)	59,969	1,691,725
GEO Group Inc. (The)(a)	334,119	6,024,166
Healthcare Services Group Inc.	132,167	2,105,420
HealthSpring Inc.(a)	178,926	3,573,152
Heartland Payment Systems Inc.(b)	159,952	2,799,160
Heidrick & Struggles International Inc.	73,796	1,589,566
HMS Holdings Corp.(a)	82,239	2,592,173
Kendle International Inc.(a)(b)	54,140	1,392,481
Landauer Inc.	41,992	3,078,014
PAREXEL International Corp.(a)	151,823	1,474,201
Pre-Paid Legal Services Inc.(a)	49,376	1,841,231
Ticketmaster Entertainment Inc.(a)	149,267	958,294
TrueBlue Inc.(a)	158,816	1,519,869
Universal Technical Institute Inc.(a)	141,092	2,422,550
Viad Corp.	133,876	3,312,092
Watson Wyatt Worldwide Inc.	278,282	13,307,446
Wright Express Corp.(a)	253,437	3,193,306

		80,314,669

COMPUTERS—3.17%
CACI International Inc. Class A(a)	195,476	8,814,013
Catapult Communications Corp.(a)	19,352	127,143
Integral Systems Inc.(a)	111,890	1,348,274
Manhattan Associates Inc.(a)	88,014	1,391,501
MICROS Systems Inc.(a)	525,592	8,577,661
MTS Systems Corp.	58,667	1,562,889
Radiant Systems Inc.(a)	104,267	351,380
Stratasys Inc.(a)(b)	132,199	1,421,139
Sykes Enterprises Inc.(a)	218,503	4,177,777
Synaptics Inc.(a)(b)	220,867	3,657,558
Tyler Technologies Inc.(a)(b)	192,422	2,305,216

		33,734,551
COSMETICS & PERSONAL CARE—0.83%
Chattem Inc.(a)(b)	123,688	8,847,403

		8,847,403
DISTRIBUTION & WHOLESALE—1.06%
MWI Veterinary Supply Inc.(a)	49,107	1,323,925
Pool Corp.(b)	313,450	5,632,697
ScanSource Inc.(a)	110,516	2,129,643
United Stationers Inc.(a)	66,181	2,216,402

		11,302,667
DIVERSIFIED FINANCIAL SERVICES—3.06%
Greenhill & Co. Inc.(b)	118,716	8,282,815
Investment Technology Group Inc.(a)	161,090	3,659,965
LaBranche & Co. Inc.(a)	119,240	571,160
optionsXpress Holdings Inc.	278,311	3,718,235
Portfolio Recovery Associates Inc.(a)(b)	99,919	3,381,259
Stifel Financial Corp.(a)	167,733	7,690,558
SWS Group Inc.	96,925	1,836,729
TradeStation Group Inc.(a)	208,768	1,346,554
World Acceptance Corp.(a)(b)	105,918	2,092,940

		32,580,215
ELECTRIC—0.20%
El Paso Electric Co.(a)	120,184	2,174,129

		2,174,129
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Greatbatch Inc.(a)(b)	70,416	1,863,207
Littelfuse Inc.(a)	75,248	1,249,117

		3,112,324
ELECTRONICS—4.84%
Axsys Technologies Inc.(a)	59,988	3,290,942
Bel Fuse Inc. Class B	75,551	1,601,681
Benchmark Electronics Inc.(a)	225,652	2,881,576
Brady Corp. Class A	212,014	5,077,735
Cubic Corp.	48,656	1,323,443
Cymer Inc.(a)	193,594	4,241,645
Daktronics Inc.	223,268	2,089,788
Dionex Corp.(a)	117,476	5,268,799
Electro Scientific Industries Inc.(a)	176,534	1,198,666
FARO Technologies Inc.(a)	109,168	1,840,572
FEI Co.(a)	84,986	1,602,836
II-VI Inc.(a)	158,792	3,031,339
Itron Inc.(a)	112,708	7,184,008
LoJack Corp.(a)	73,728	303,759
Park Electrochemical Corp.	133,852	2,537,834
Plexus Corp.(a)	257,145	4,358,608

Rogers Corp.(a)	70,669	1,962,478
Sonic Solutions Inc.(a)(b)	107,722	189,591
TTM Technologies Inc.(a)	279,928	1,458,425

		51,443,725
ENERGY - ALTERNATE SOURCES—0.18%
Headwaters Inc.(a)(b)	276,361	1,865,437

		1,865,437
ENGINEERING & CONSTRUCTION—0.13%
Insituform Technologies Inc. Class A(a)	69,408	1,366,644

		1,366,644
ENTERTAINMENT—0.32%
Pinnacle Entertainment Inc.(a)	207,874	1,596,472
Shuffle Master Inc.(a)	363,187	1,801,408

		3,397,880
ENVIRONMENTAL CONTROL—0.75%
Calgon Carbon Corp.(a)	123,723	1,900,385
Darling International Inc.(a)	535,267	2,938,616
Tetra Tech Inc.(a)	129,203	3,120,252

		7,959,253
FOOD—1.75%
Cal-Maine Foods Inc.(b)	43,694	1,254,018
Diamond Foods Inc.	107,015	2,156,352
Hain Celestial Group Inc.(a)	126,953	2,423,533
J&J Snack Foods Corp.	41,924	1,504,233
Sanderson Farms Inc.	60,459	2,089,463
Spartan Stores Inc.	144,422	3,357,811
TreeHouse Foods Inc.(a)	101,036	2,752,221
United Natural Foods Inc.(a)	173,919	3,099,237

		18,636,868
FOREST PRODUCTS & PAPER—0.33%
Clearwater Paper Corp.(a)	42,811	359,184
Deltic Timber Corp.	69,074	3,160,135

		3,519,319
GAS—1.01%
Laclede Group Inc. (The)	79,530	3,725,185
Piedmont Natural Gas Co.	220,411	6,980,416

		10,705,601
HAND & MACHINE TOOLS—0.43%
Regal Beloit Corp.	120,297	4,570,083

		4,570,083
HEALTH CARE - PRODUCTS—5.89%
Abaxis Inc.(a)(b)	143,112	2,294,085
American Medical Systems Holdings Inc.(a)(b)	234,829	2,111,113
ArthroCare Corp.(a)	174,115	830,529
BIOLASE Technology Inc.(a)	326	486
CONMED Corp.(a)	75,908	1,817,238
Cooper Companies Inc. (The)	147,135	2,413,014
Cyberonics Inc.(a)	51,588	854,813
Haemonetics Corp.(a)	85,996	4,858,774
ICU Medical Inc.(a)	82,671	2,739,717
Immucor Inc.(a)	460,930	12,251,519
Kensey Nash Corp.(a)	37,986	737,308
LCA-Vision Inc.(b)	121,288	498,494
Mentor Corp.	132,521	4,098,875

Meridian Bioscience Inc.	263,610	6,714,147
Merit Medical Systems Inc.(a)	100,903	1,809,191
Natus Medical Inc.(a)	182,948	2,369,177
Palomar Medical Technologies Inc.(a)	118,670	1,368,265
PSS World Medical Inc.(a)	209,696	3,946,479
SurModics Inc.(a)(b)	99,268	2,508,502
Symmetry Medical Inc.(a)	234,294	1,867,323
West Pharmaceutical Services Inc.	141,188	5,332,671
Zoll Medical Corp.(a)	63,348	1,196,644

		62,618,364
HEALTH CARE - SERVICES—4.26%
Air Methods Corp.(a)	69,838	1,116,710
Amedisys Inc.(a)(b)	176,500	7,296,510
AmSurg Corp.(a)	205,678	4,800,525
Gentiva Health Services Inc.(a)	86,704	2,536,959
Healthways Inc.(a)	219,806	2,523,373
LHC Group Inc.(a)(b)	96,453	3,472,308
Magellan Health Services Inc.(a)	264,512	10,358,290
Molina Healthcare Inc.(a)	91,555	1,612,284
Odyssey Healthcare Inc.(a)	96,490	892,532
Pediatrix Medical Group Inc.(a)	298,389	9,458,931
Res-Care Inc.(a)	82,068	1,232,661

		45,301,083
HOME BUILDERS—0.29%
Meritage Homes Corp.(a)	200,705	2,442,580
Winnebago Industries Inc.(b)	106,461	641,960

		3,084,540
HOME FURNISHINGS—0.09%
Universal Electronics Inc.(a)	55,776	904,687

		904,687
HOUSEHOLD PRODUCTS & WARES—0.60%
Fossil Inc.(a)(b)	291,827	4,873,511
WD-40 Co.	55,025	1,556,657

		6,430,168
HOUSEWARES—0.72%
Toro Co. (The)	232,223	7,663,359

		7,663,359
INSURANCE—2.86%
American Physicians Capital Inc.	52,432	2,521,979
Amerisafe Inc.(a)	122,671	2,518,436
Infinity Property and Casualty Corp.	45,875	2,143,739
Navigators Group Inc. (The)(a)	41,604	2,284,476
ProAssurance Corp.(a)	127,067	6,706,596
RLI Corp.	67,407	4,122,612
Selective Insurance Group Inc.	172,519	3,955,861
Tower Group Inc.	58,340	1,645,771
Zenith National Insurance Corp.	141,283	4,460,304

		30,359,774
INTERNET—3.14%
Blue Coat Systems Inc.(a)	104,686	879,362
Blue Nile Inc.(a)(b)	51,165	1,253,031
CyberSource Corp.(a)	454,654	5,451,301
DealerTrack Holdings Inc.(a)	260,441	3,096,643
InfoSpace Inc.	226,078	1,706,889
Interwoven Inc.(a)	81,386	1,025,464
j2 Global Communications Inc.(a)(b)	286,954	5,750,558

Knot Inc. (The)(a)	187,983	1,564,019
NutriSystem Inc.(b)	193,509	2,823,296
PCTEL Inc.	43,317	284,593
Perficient Inc.(a)	211,860	1,012,691
Stamps.com Inc.(a)	92,570	909,963
United Online Inc.	536,005	3,253,550
Websense Inc.(a)(b)	294,272	4,405,252

		33,416,612
IRON & STEEL—0.07%
Olympic Steel Inc.	37,732	768,601

		768,601
LEISURE TIME—1.25%
Interval Leisure Group Inc.(a)	131,221	707,281
Polaris Industries Inc.	131,310	3,762,031
WMS Industries Inc.(a)(b)	327,122	8,799,582

		13,268,894
LODGING—0.08%
Monarch Casino & Resort Inc.(a)	74,850	872,002

		872,002
MACHINERY—1.72%
Astec Industries Inc.(a)	128,927	4,039,283
Cascade Corp.	30,998	925,600
Cognex Corp.	124,139	1,837,257
Gardner Denver Inc.(a)	338,275	7,895,338
Intermec Inc.(a)	111,672	1,483,004
Intevac Inc.(a)	142,519	722,571
Lindsay Corp.(b)	44,061	1,400,699

		18,303,752
MANUFACTURING—2.01%
Actuant Corp. Class A	365,767	6,956,888
Acuity Brands Inc.	137,251	4,791,432
Ceradyne Inc.(a)	171,801	3,489,278
CLARCOR Inc.	175,966	5,838,552
Sturm, Ruger & Co. Inc.(a)	45,313	270,519

		21,346,669
METAL FABRICATE & HARDWARE—1.56%
A.M. Castle & Co.	108,102	1,170,745
CIRCOR International Inc.	44,192	1,215,280
Kaydon Corp.	127,656	4,384,984
Mueller Industries Inc.	242,856	6,090,828
Valmont Industries Inc.	60,721	3,725,841

		16,587,678
MINING—0.45%
AMCOL International Corp.	95,662	2,004,119
Brush Engineered Materials Inc.(a)	132,689	1,687,804
RTI International Metals Inc.(a)(b)	75,191	1,075,983

		4,767,906
OIL & GAS—2.98%
Atwood Oceanics Inc.(a)	207,628	3,172,556
Holly Corp.	199,808	3,642,500
Penn Virginia Corp.	273,589	7,107,842
Petroleum Development Corp.(a)	97,181	2,339,147
PetroQuest Energy Inc.(a)	283,583	1,917,021
Pioneer Drilling Co.(a)	326,865	1,820,638
St. Mary Land & Exploration Co.	406,658	8,259,224

Swift Energy Co.(a)(b)	201,753	3,391,468

		31,650,396
OIL & GAS SERVICES—3.65%
Basic Energy Services Inc.(a)	151,944	1,981,350
CARBO Ceramics Inc.	132,732	4,715,968
Dril-Quip Inc.(a)	196,470	4,029,600
Hornbeck Offshore Services Inc.(a)	150,561	2,460,167
ION Geophysical Corp.(a)	585,156	2,007,085
Lufkin Industries Inc.	97,133	3,351,088
NATCO Group Inc. Class A(a)	132,353	2,009,119
Oil States International Inc.(a)	325,571	6,084,922
SEACOR Holdings Inc.(a)(b)	130,613	8,705,356
Superior Well Services Inc.(a)	107,964	1,079,640
Tetra Technologies Inc.(a)	490,567	2,384,156

		38,808,451
PHARMACEUTICALS—2.93%
Catalyst Health Solutions Inc.(a)	250,482	6,099,237
Cubist Pharmaceuticals Inc.(a)	372,590	9,001,774
Mannatech Inc.(b)	102,105	250,157
Noven Pharmaceuticals Inc.(a)	66,749	734,239
Par Pharmaceutical Companies Inc.(a)	94,742	1,270,490
PetMed Express Inc.(a)	153,874	2,712,799
PharMerica Corp.(a)	103,589	1,623,240
Salix Pharmaceuticals Ltd.(a)	314,266	2,774,969
ViroPharma Inc.(a)	514,528	6,699,155

		31,166,060
REAL ESTATE INVESTMENT TRUSTS—0.29%
LaSalle Hotel Properties	147,562	1,630,560
Medical Properties Trust Inc.	238,580	1,505,440

		3,136,000
RETAIL—7.37%
Buckle Inc. (The)	75,312	1,643,308
Buffalo Wild Wings Inc.(a)(b)	47,790	1,225,813
California Pizza Kitchen Inc.(a)	77,249	828,109
Casey’s General Stores Inc.	192,753	4,388,986
Cash America International Inc.	110,047	3,009,785
CEC Entertainment Inc.(a)	148,418	3,599,137
Children’s Place Retail Stores Inc. (The)(a)	157,524	3,415,120
CKE Restaurants Inc.	207,236	1,798,808
Cracker Barrel Old Country Store Inc.(b)	146,431	3,015,014
Dress Barn Inc.(a)	294,240	3,160,138
First Cash Financial Services Inc.(a)	168,268	3,207,188
Genesco Inc.(a)(b)	67,957	1,149,832
Hibbett Sports Inc.(a)(b)	186,547	2,930,653
Hot Topic Inc.(a)	177,607	1,646,417
HSN Inc.(a)	257,304	1,870,600
Jack in the Box Inc.(a)	237,564	5,247,789
Jos. A. Bank Clothiers Inc.(a)(b)	119,340	3,120,741
P.F. Chang’s China Bistro Inc.(a)(b)	155,545	3,257,112
Panera Bread Co. Class A(a)(b)	200,471	10,472,605
Papa John’s International Inc.(a)(b)	140,611	2,591,461
Ruth’s Hospitality Group Inc.(a)	129,670	178,945
Sonic Corp.(a)(b)	162,055	1,972,209
Texas Roadhouse Inc. Class A(a)	167,306	1,296,621
Tractor Supply Co.(a)(b)	208,541	7,536,672
World Fuel Services Corp.	130,093	4,813,441
Zumiez Inc.(a)(b)	131,521	979,831

		78,356,335

SEMICONDUCTORS—3.78%
Actel Corp.(a)	67,391	789,823
ATMI Inc.(a)	210,214	3,243,602
Brooks Automation Inc.(a)	199,545	1,159,356
Cabot Microelectronics Corp.(a)	78,963	2,058,565
Cohu Inc.	89,723	1,090,134
Diodes Inc.(a)(b)	212,063	1,285,102
Exar Corp.(a)	117,827	785,906
Hittite Microwave Corp.(a)	125,437	3,695,374
Kopin Corp.(a)	150,702	307,432
Kulicke and Soffa Industries Inc.(a)	350,642	596,091
Micrel Inc.	314,428	2,298,469
Microsemi Corp.(a)	254,429	3,215,983
MKS Instruments Inc.(a)	321,314	4,752,234
Pericom Semiconductor Corp.(a)	167,153	915,998
Skyworks Solutions Inc.(a)	433,559	2,401,917
Standard Microsystems Corp.(a)	68,391	1,117,509
Supertex Inc.(a)	51,252	1,230,561
Ultratech Inc.(a)	50,674	606,061
Varian Semiconductor Equipment Associates Inc.(a)	474,791	8,603,213

		40,153,330
SOFTWARE—3.94%
Blackbaud Inc.	282,973	3,820,136
Concur Technologies Inc.(a)(b)	277,734	9,115,230
CSG Systems International Inc.(a)	118,973	2,078,458
Digi International Inc.(a)	99,591	807,683
Eclipsys Corp.(a)(b)	125,085	1,774,956
Epicor Software Corp.(a)	391,757	1,880,434
EPIQ Systems Inc.(a)	232,421	3,883,755
Informatica Corp.(a)	235,063	3,227,415
Omnicell Inc.(a)	112,605	1,374,907
Phase Forward Inc.(a)	98,150	1,228,838
Phoenix Technologies Ltd.(a)	46,694	163,429
Progress Software Corp.(a)	132,799	2,557,709
Quality Systems Inc.(b)	118,443	5,166,484
Smith Micro Software Inc.(a)	182,103	1,012,493
SPSS Inc.(a)	62,891	1,695,541
Take-Two Interactive Software Inc.	182,680	1,381,061
Taleo Corp. Class A(a)	88,071	689,596

		41,858,125
STORAGE & WAREHOUSING—0.17%
Mobile Mini Inc.(a)(b)	125,397	1,808,225

		1,808,225
TELECOMMUNICATIONS—2.58%
Anixter International Inc.(a)(b)	111,842	3,368,681
Applied Signal Technology Inc.	50,883	912,841
ARRIS Group Inc.(a)	514,093	4,087,039
Comtech Telecommunications Corp.(a)	161,801	7,413,722
EMS Technologies Inc.(a)	30,779	796,253
General Communication Inc. Class A(a)	127,219	1,029,202
NETGEAR Inc.(a)	230,614	2,631,306
Symmetricom Inc.(a)	109,237	431,486
Tekelec(a)	172,894	2,306,406
Tollgrade Communications Inc.(a)	27,843	133,090
Viasat Inc.(a)	177,441	4,272,779

		27,382,805
TEXTILES—0.11%
UniFirst Corp.	40,215	1,193,983

		1,193,983

TOYS, GAMES & HOBBIES—0.25%
JAKKS Pacific Inc.(a)	100,774	2,078,968
RC2 Corp.(a)	54,130	577,567

		2,656,535
TRANSPORTATION—4.34%
Bristow Group Inc.(a)(b)	83,731	2,243,153
Forward Air Corp.	189,272	4,593,631
Heartland Express Inc.	364,678	5,747,325
Hub Group Inc. Class A(a)	130,474	3,461,475
Kirby Corp.(a)	209,694	5,737,228
Knight Transportation Inc.	373,690	6,023,883
Landstar System Inc.	342,690	13,169,577
Old Dominion Freight Line Inc.(a)	180,411	5,134,497

		46,110,769

TOTAL COMMON STOCKS
(Cost: $1,407,319,763)		1,062,048,208

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.06%

MONEY MARKET FUNDS—12.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	108,745,168	108,745,168
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	17,552,288	17,552,288
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	1,992,302	1,992,302

		128,289,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,289,758)		128,289,758

TOTAL INVESTMENTS IN SECURITIES—111.95%
(Cost: $1,535,609,521)		1,190,337,966
Other Assets, Less Liabilities—(11.95)%		(127,105,412)

NET ASSETS—100.00%		$1,063,232,554

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

AEROSPACE & DEFENSE—1.64%
Esterline Technologies Corp.(a)	121,891	$4,618,450
GenCorp Inc.(a)(b)	380,122	1,398,849
Kaman Corp.	197,601	3,582,506
Moog Inc. Class A(a)	165,806	6,063,525
Triumph Group Inc.	128,661	5,462,946

		21,126,276
AGRICULTURE—0.34%
Alliance One International Inc.(a)	690,564	2,030,258
Andersons Inc. (The)	141,264	2,328,031

		4,358,289
APPAREL—1.09%
Iconix Brand Group Inc.(a)	226,212	2,212,353
Liz Claiborne Inc.	735,175	1,911,455
Oxford Industries Inc.	105,846	928,269
Perry Ellis International Inc.(a)	91,242	578,474
Quiksilver Inc.(a)	985,793	1,813,859
SKECHERS U.S.A. Inc. Class A(a)	257,705	3,303,778
Wolverine World Wide Inc.	155,718	3,276,307

		14,024,495
AUTO MANUFACTURERS—0.08%
Wabash National Corp.	238,407	1,072,831

		1,072,831
AUTO PARTS & EQUIPMENT—0.37%
ATC Technology Corp.(a)	92,923	1,359,463
Spartan Motors Inc.(b)	253,773	1,200,346
Standard Motor Products Inc.	92,414	319,752
Superior Industries International Inc.	180,101	1,894,663

		4,774,224
BANKS—12.50%
Bank Mutual Corp.	374,893	4,326,265
Boston Private Financial Holdings Inc.	494,743	3,384,042
Central Pacific Financial Corp.	222,984	2,238,759
Columbia Banking System Inc.	140,908	1,681,032
Community Bank System Inc.	253,203	6,175,621
Corus Bankshares Inc.(b)	244,402	271,286
First BanCorp (Puerto Rico)	270,822	3,016,957
First Commonwealth Financial Corp.	570,249	7,059,683
First Financial Bancorp	247,254	3,063,477
First Financial Bankshares Inc.	80,683	4,454,508
First Midwest Bancorp Inc.	377,040	7,529,489
Frontier Financial Corp.(b)	365,069	1,591,701
Glacier Bancorp Inc.	213,695	4,064,479
Hancock Holding Co.	90,524	4,115,221
Hanmi Financial Corp.	160,308	330,234
Home Bancshares Inc.	38,188	1,029,167
Independent Bank Corp. (Massachusetts)	80,829	2,114,487

Independent Bank Corp. (Michigan)	149,746	323,451
Irwin Financial Corp.(a)	149,317	192,619
National Penn Bancshares Inc.	621,297	9,015,019
Old National Bancorp	514,334	9,340,305
Prosperity Bancshares Inc.	159,121	4,708,390
Provident Bankshares Corp.(b)	260,667	2,518,043
S&T Bancorp Inc.	134,690	4,781,495
South Financial Group Inc. (The)(b)	573,613	2,478,008
Sterling Bancorp	140,048	1,964,873
Sterling Bancshares Inc.	568,262	3,455,033
Sterling Financial Corp. (Washington)	404,605	3,560,524
Susquehanna Bancshares Inc.	668,197	10,631,014
Tompkins Financial Corp.	40,912	2,370,850
TrustCo Bank Corp. NY	588,721	5,598,737
UCBH Holdings Inc.	405,244	2,788,079
UMB Financial Corp.	228,709	11,238,760
Umpqua Holdings Corp.(b)	466,554	6,751,036
United Bancshares Inc.	292,554	9,718,644
United Community Banks Inc.(b)	136,076	1,847,912
Whitney Holding Corp.	496,723	7,942,601
Wintrust Financial Corp.	184,151	3,787,986

		161,459,787
BEVERAGES—0.09%
Peet’s Coffee & Tea Inc.(a)	49,086	1,141,249

		1,141,249
BIOTECHNOLOGY—0.79%
ArQule Inc.(a)	153,540	647,939
Cambrex Corp.(a)	78,916	364,592
CryoLife Inc.(a)	159,450	1,548,259
Enzo Biochem Inc.(a)	181,888	889,432
Regeneron Pharmaceuticals Inc.(a)	288,094	5,289,406
Savient Pharmaceuticals Inc.(a)(b)	249,786	1,446,261

		10,185,889
BUILDING MATERIALS—2.33%
Apogee Enterprises Inc.	216,043	2,238,205
Lennox International Inc.	365,154	11,790,823
NCI Building Systems Inc.(a)	153,102	2,495,563
Quanex Building Products Corp.	292,280	2,738,664
Texas Industries Inc.(b)	213,684	7,372,098
Universal Forest Products Inc.	130,271	3,505,593

		30,140,946
CHEMICALS—2.28%
A. Schulman Inc.	202,811	3,447,787
Arch Chemicals Inc.	193,118	5,034,586
Georgia Gulf Corp.(b)	235,296	251,767
H.B. Fuller Co.	375,810	6,054,299
NewMarket Corp.	27,697	966,902
OM Group Inc.(a)	236,459	4,991,649
Penford Corp.	87,397	884,458
PolyOne Corp.(a)	718,173	2,262,245
Quaker Chemical Corp.	84,113	1,383,659
Stepan Co.	56,004	2,631,628
Zep Inc.	80,726	1,558,819

		29,467,799
COMMERCIAL SERVICES—4.97%
Aaron Rents Inc.	137,052	3,648,324
ABM Industries Inc.	342,918	6,532,588
Administaff Inc.	171,096	3,709,361
AMN Healthcare Services Inc.(a)	86,027	727,788

Arbitron Inc.	112,667	1,496,218
Bowne & Co. Inc.	209,469	1,231,678
CDI Corp.	99,798	1,291,386
Consolidated Graphics Inc.(a)	86,529	1,959,017
CorVel Corp.(a)	25,788	566,820
Cross Country Healthcare Inc.(a)	238,877	2,099,729
Forrester Research Inc.(a)	47,469	1,339,100
Gevity HR Inc.	193,737	292,543
Healthcare Services Group Inc.	176,898	2,817,985
HealthSpring Inc.(a)	173,751	3,469,807
Heidrick & Struggles International Inc.	39,383	848,310
Hillenbrand Inc.	479,789	8,002,881
HMS Holdings Corp.(a)	97,610	3,076,667
Kendle International Inc.(a)	39,410	1,013,625
Landauer Inc.	22,398	1,641,773
Live Nation Inc.(a)(b)	606,848	3,483,308
MAXIMUS Inc.	142,025	4,986,498
Midas Inc.(a)	108,806	1,141,375
On Assignment Inc.(a)	277,129	1,571,321
PAREXEL International Corp.(a)	248,868	2,416,508
Rewards Network Inc.(a)	209,098	541,564
Spherion Corp.(a)	399,925	883,834
StarTek Inc.(a)	89,241	397,122
Ticketmaster Entertainment Inc.(a)	133,754	858,701
TrueBlue Inc.(a)	148,159	1,417,882
Volt Information Sciences Inc.(a)	99,125	716,674

		64,180,387
COMPUTERS—0.70%
Agilysys Inc.	176,783	758,399
Catapult Communications Corp.(a)	39,520	259,646
CIBER Inc.(a)	415,131	1,996,780
Hutchinson Technology Inc.(a)(b)	178,090	619,753
Manhattan Associates Inc.(a)	82,113	1,298,207
Mercury Computer Systems Inc.(a)	176,102	1,111,204
MTS Systems Corp.	61,764	1,645,393
Radiant Systems Inc.(a)	92,949	313,238
RadiSys Corp.(a)	177,564	981,929

		8,984,549
DISTRIBUTION & WHOLESALE—2.18%
Brightpoint Inc.(a)	399,315	1,737,020
MWI Veterinary Supply Inc.(a)	35,748	963,766
Owens & Minor Inc.	321,055	12,087,721
ScanSource Inc.(a)	73,810	1,422,319
United Stationers Inc.(a)	104,123	3,487,079
Watsco Inc.(b)	219,765	8,438,976

		28,136,881
DIVERSIFIED FINANCIAL SERVICES—1.29%
Financial Federal Corp.	199,352	4,638,921
Investment Technology Group Inc.(a)	144,236	3,277,042
LaBranche & Co. Inc.(a)	264,978	1,269,245
National Financial Partners Corp.(b)	308,194	936,910
Piper Jaffray Companies(a)	116,892	4,647,626
SWS Group Inc.	98,018	1,857,441

		16,627,185
ELECTRIC—4.00%
ALLETE Inc.	206,170	6,653,106
Avista Corp.	422,360	8,185,337
Central Vermont Public Service Corp.	89,164	2,127,453
CH Energy Group Inc.	122,473	6,293,887
Cleco Corp.	467,337	10,669,304

El Paso Electric Co.(a)	205,260	3,713,153
UIL Holdings Corp.	195,999	5,885,850
UniSource Energy Corp.	275,418	8,086,272

		51,614,362
ELECTRICAL COMPONENTS & EQUIPMENT—1.24%
Advanced Energy Industries Inc.(a)	253,222	2,519,559
Belden Inc.	360,738	7,532,209
C&D Technologies Inc.(a)(b)	203,732	637,681
Greatbatch Inc.(a)(b)	94,251	2,493,881
Littelfuse Inc.(a)	79,229	1,315,201
Magnetek Inc.(a)	237,802	570,725
Vicor Corp.	152,091	1,005,322

		16,074,578
ELECTRONICS—3.00%
Analogic Corp.	102,743	2,802,829
Benchmark Electronics Inc.(a)	237,512	3,033,028
Brady Corp. Class A	154,226	3,693,713
Checkpoint Systems Inc.(a)(b)	300,345	2,955,395
CTS Corp.	261,712	1,442,033
Cubic Corp.	62,576	1,702,067
FEI Co.(a)	187,322	3,532,893
Itron Inc.(a)	133,751	8,525,289
Keithley Instruments Inc.	105,871	386,429
LoJack Corp.(a)	47,696	196,508
Methode Electronics Inc.	293,720	1,979,673
Rogers Corp.(a)	55,933	1,553,259
Sonic Solutions Inc.(a)	79,652	140,188
Technitrol Inc.	318,356	1,107,879
Watts Water Technologies Inc. Class A	226,863	5,664,769

		38,715,952
ENGINEERING & CONSTRUCTION—1.09%
EMCOR Group Inc.(a)	507,986	11,394,126
Insituform Technologies Inc. Class A(a)(b)	134,414	2,646,612

		14,040,738
ENTERTAINMENT—0.13%
Pinnacle Entertainment Inc.(a)	218,854	1,680,799

		1,680,799
ENVIRONMENTAL CONTROL—0.91%
Calgon Carbon Corp.(a)	272,694	4,188,580
Tetra Tech Inc.(a)	311,293	7,517,726

		11,706,306
FOOD—2.01%
Cal-Maine Foods Inc.(b)	46,007	1,320,401
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	234,567	1,470,735
Hain Celestial Group Inc.(a)	163,237	3,116,194
J&J Snack Foods Corp.	58,423	2,096,217
Lance Inc.	244,547	5,609,908
Nash Finch Co.(b)	99,316	4,458,295
Sanderson Farms Inc.	63,642	2,199,468
TreeHouse Foods Inc.(a)	124,811	3,399,852
United Natural Foods Inc.(a)	126,534	2,254,836

		25,925,906
FOREST PRODUCTS & PAPER—1.49%
Buckeye Technologies Inc.(a)	300,073	1,092,266
Clearwater Paper Corp.(a)	36,583	306,931
Neenah Paper Inc.	113,326	1,001,802
Rock-Tenn Co. Class A	296,694	10,141,001

Schweitzer-Mauduit International Inc.	119,545	2,393,291
Wausau Paper Corp.	378,683	4,332,134

		19,267,425
GAS—5.41%
Atmos Energy Corp.	707,117	16,758,673
Laclede Group Inc. (The)	77,228	3,617,360
New Jersey Resources Corp.	326,819	12,860,328
Northwest Natural Gas Co.	205,401	9,084,886
Piedmont Natural Gas Co.(b)	307,044	9,724,083
South Jersey Industries Inc.	230,681	9,192,638
Southwest Gas Corp.	340,751	8,593,740

		69,831,708
HAND & MACHINE TOOLS—0.81%
Baldor Electric Co.	358,845	6,405,383
Regal Beloit Corp.	107,705	4,091,713

		10,497,096
HEALTH CARE - PRODUCTS—3.13%
American Medical Systems Holdings Inc.(a)	290,111	2,608,098
CONMED Corp.(a)	135,142	3,235,299
Cooper Companies Inc. (The)	174,636	2,864,030
Cyberonics Inc.(a)	118,873	1,969,726
Datascope Corp.	103,472	5,405,377
Haemonetics Corp.(a)	94,208	5,322,752
Invacare Corp.	249,478	3,871,899
Kensey Nash Corp.(a)	45,119	875,760
Mentor Corp.(b)	104,858	3,243,258
Merit Medical Systems Inc.(a)	98,007	1,757,266
Osteotech Inc.(a)	140,596	237,607
PSS World Medical Inc.(a)(b)	220,699	4,153,555
West Pharmaceutical Services Inc.	86,327	3,260,571
Zoll Medical Corp.(a)	88,288	1,667,760

		40,472,958
HEALTH CARE - SERVICES—2.23%
AMERIGROUP Corp.(a)	410,962	12,131,598
Centene Corp.(a)	332,923	6,561,912
Gentiva Health Services Inc.(a)(b)	120,804	3,534,725
MedCath Corp.(a)	152,157	1,588,519
Odyssey Healthcare Inc.(a)	140,035	1,295,324
RehabCare Group Inc.(a)	140,243	2,126,084
Res-Care Inc.(a)	101,409	1,523,163

		28,761,325
HOME BUILDERS—0.34%
Champion Enterprises Inc.(a)(b)	602,044	337,145
M/I Homes Inc.(b)	108,892	1,147,722
Skyline Corp.	52,780	1,055,072
Standard-Pacific Corp.(a)	716,886	1,276,057
Winnebago Industries Inc.(b)	99,272	598,610

		4,414,606
HOME FURNISHINGS—0.45%
Audiovox Corp. Class A(a)	143,860	720,739
Bassett Furniture Industries Inc.(b)	90,334	302,619
Ethan Allen Interiors Inc.(b)	222,806	3,201,722
La-Z-Boy Inc.	399,706	867,362
Universal Electronics Inc.(a)	42,351	686,933

		5,779,375
HOUSEHOLD PRODUCTS & WARES—0.49%
Central Garden & Pet Co. Class A(a)	552,507	3,259,791

Russ Berrie and Co. Inc.(a)	130,105	386,412
Standard Register Co. (The)	98,330	878,087
WD-40 Co.	62,761	1,775,509

		6,299,799
HOUSEWARES—0.22%
National Presto Industries Inc.	37,198	2,864,246

		2,864,246
INSURANCE—3.64%
Delphi Financial Group Inc. Class A	320,213	5,904,728
Infinity Property and Casualty Corp.	56,675	2,648,423
Navigators Group Inc. (The)(a)	53,495	2,937,410
Presidential Life Corp.	167,595	1,657,515
ProAssurance Corp.(a)	109,198	5,763,470
RLI Corp.	57,932	3,543,121
Safety Insurance Group Inc.	126,568	4,817,178
Selective Insurance Group Inc.	204,746	4,694,826
Stewart Information Services Corp.	140,900	3,309,741
Tower Group Inc.	88,139	2,486,401
United Fire & Casualty Co.	174,406	5,418,794
Zenith National Insurance Corp.	121,426	3,833,419

		47,015,026
INTERNET—0.51%
Blue Coat Systems Inc.(a)	178,854	1,502,374
Blue Nile Inc.(a)(b)	51,753	1,267,431
Interwoven Inc.(a)	261,166	3,290,692
PCTEL Inc.	89,059	585,118

		6,645,615
IRON & STEEL—0.23%
Gibraltar Industries Inc.	209,467	2,501,036
Olympic Steel Inc.	25,146	512,224

		3,013,260
LEISURE TIME—0.59%
Arctic Cat Inc.	92,522	443,180
Brunswick Corp.	680,524	2,865,006
Interval Leisure Group Inc.(a)	149,757	807,190
Multimedia Games Inc.(a)	179,045	426,127
Nautilus Inc.(a)	172,724	381,720
Polaris Industries Inc.(b)	95,526	2,736,820

		7,660,043
LODGING—0.21%
Marcus Corp.	163,764	2,657,890

		2,657,890
MACHINERY—2.17%
Albany International Corp. Class A	206,415	2,650,369
Applied Industrial Technologies Inc.	282,479	5,344,503
Briggs & Stratton Corp.(b)	386,529	6,799,045
Cascade Corp.	28,932	863,910
Cognex Corp.	159,635	2,362,598
Gerber Scientific Inc.(a)	187,423	957,732
Intermec Inc.(a)	246,136	3,268,686
Lindsay Corp.(b)	42,802	1,360,676
Robbins & Myers Inc.	269,335	4,355,147

		27,962,666
MANUFACTURING—2.79%
A.O. Smith Corp.	175,294	5,174,679
Acuity Brands Inc.	150,356	5,248,928

Barnes Group Inc.	333,323	4,833,183
CLARCOR Inc.	185,187	6,144,505
EnPro Industries Inc.(a)	157,352	3,389,362
Griffon Corp.(a)	376,272	3,510,618
Lydall Inc.(a)	129,293	743,435
Myers Industries Inc.	218,818	1,750,544
Standex International Corp.	97,162	1,927,694
Sturm, Ruger & Co. Inc.(a)	98,139	585,890
Tredegar Corp.	149,989	2,726,800

		36,035,638
MEDIA—0.08%
A.H. Belo Corp. Class A	138,178	301,228
E.W. Scripps Co. (The) Class A	225,145	497,570
4Kids Entertainment Inc.(a)	93,565	183,387

		982,185
METAL FABRICATE & HARDWARE—0.83%
CIRCOR International Inc.	78,689	2,163,947
Kaydon Corp.	114,296	3,926,068
Lawson Products Inc.	32,437	741,185
Valmont Industries Inc.	63,907	3,921,334

		10,752,534
MINING—0.42%
AMCOL International Corp.	61,161	1,281,323
Century Aluminum Co.(a)	285,523	2,855,230
RTI International Metals Inc.(a)(b)	89,284	1,277,654

		5,414,207
MISCELLANEOUS - MANUFACTURING—0.13%
John Bean Technologies Corp.	213,798	1,746,730

		1,746,730
OFFICE FURNISHINGS—0.16%
Interface Inc. Class A	435,866	2,022,418

		2,022,418
OIL & GAS—0.56%
Atwood Oceanics Inc.(a)	185,912	2,840,735
Holly Corp.	79,078	1,441,592
Stone Energy Corp.(a)	269,238	2,967,003

		7,249,330
OIL & GAS SERVICES—0.24%
Gulf Island Fabrication Inc.	110,845	1,597,276
Matrix Service Co.(a)	202,490	1,553,098

		3,150,374
PHARMACEUTICALS—0.42%
Noven Pharmaceuticals Inc.(a)	114,051	1,254,561
Par Pharmaceutical Companies Inc.(a)	155,311	2,082,721
PharMerica Corp.(a)	113,516	1,778,796
Theragenics Corp.(a)	256,748	300,395

		5,416,473
REAL ESTATE—0.20%
Forestar Group Inc.(a)	277,092	2,637,916

		2,637,916
REAL ESTATE INVESTMENT TRUSTS—11.70%
Acadia Realty Trust(b)	251,097	3,583,154
BioMed Realty Trust Inc.	623,458	7,306,928
Cedar Shopping Centers Inc.	345,307	2,444,774

Colonial Properties Trust	372,472	3,102,692
DiamondRock Hospitality Co.	698,866	3,543,251
EastGroup Properties Inc.(b)	194,544	6,921,876
Entertainment Properties Trust	255,082	7,601,444
Extra Space Storage Inc.	663,461	6,846,918
Franklin Street Properties Corp.	459,345	6,775,339
Home Properties Inc.(b)	250,489	10,169,853
Inland Real Estate Corp.(b)	447,816	5,812,652
Kilroy Realty Corp.	256,739	8,590,487
Kite Realty Group Trust	264,104	1,468,418
LaSalle Hotel Properties(b)	143,344	1,583,951
Lexington Realty Trust	568,590	2,842,950
LTC Properties Inc.	179,551	3,641,294
Medical Properties Trust Inc.(b)	231,761	1,462,412
Mid-America Apartment Communities Inc.	218,750	8,128,750
National Retail Properties Inc.	608,116	10,453,514
Parkway Properties Inc.	118,696	2,136,528
Pennsylvania Real Estate Investment Trust(b)	281,908	2,100,215
Post Properties Inc.	342,876	5,657,454
PS Business Parks Inc.	115,897	5,175,960
Senior Housing Properties Trust	888,662	15,924,823
Sovran Self Storage Inc.	170,632	6,142,752
Tanger Factory Outlet Centers Inc.(b)	245,695	9,243,046
Urstadt Biddle Properties Inc. Class A	154,239	2,457,027

		151,118,462
RETAIL—6.26%
Big 5 Sporting Goods Corp.	167,157	870,888
Brown Shoe Co. Inc.	328,483	2,782,251
Buckle Inc. (The)	93,051	2,030,373
Buffalo Wild Wings Inc.(a)(b)	81,637	2,093,989
Cabela’s Inc. Class A(a)(b)	305,386	1,780,400
California Pizza Kitchen Inc.(a)	95,488	1,023,631
Casey’s General Stores Inc.	165,662	3,772,124
Cash America International Inc.	94,591	2,587,064
Cato Corp. Class A	228,065	3,443,781
Charlotte Russe Holding Inc.(a)	162,914	1,057,312
Christopher & Banks Corp.	275,609	1,543,410
CKE Restaurants Inc.	178,170	1,546,516
DineEquity Inc.(b)	119,409	1,380,368
Finish Line Inc. (The) Class A	426,016	2,385,690
Fred’s Inc.	310,147	3,337,182
Genesco Inc.(a)(b)	68,742	1,163,115
Group 1 Automotive Inc.(b)	180,942	1,948,745
Haverty Furniture Companies Inc.	144,026	1,343,763
Hot Topic Inc.(a)	129,258	1,198,222
Insight Enterprises Inc.(a)	353,815	2,441,324
Jack in the Box Inc.(a)	158,602	3,503,518
Jo-Ann Stores Inc.(a)	197,034	3,052,057
Landry’s Restaurants Inc.(b)	96,516	1,119,586
Lithia Motors Inc. Class A(b)	128,534	419,021
MarineMax Inc.(a)	142,663	483,628
Men’s Wearhouse Inc. (The)	400,944	5,428,782
Movado Group Inc.	140,187	1,316,356
O’Charley’s Inc.	164,634	329,268
OfficeMax Inc.	589,456	4,503,444
Pep Boys - Manny, Moe & Jack (The)	345,832	1,428,286
Red Robin Gourmet Burgers Inc.(a)	120,021	2,019,953
Ruby Tuesday Inc.(a)	409,445	638,734
School Specialty Inc.(a)(b)	123,947	2,369,867
Sonic Automotive Inc.	217,948	867,433
Sonic Corp.(a)	276,780	3,368,413
Stage Stores Inc.	294,929	2,433,164
Steak n Shake Co. (The)(a)(b)	222,549	1,324,167

Stein Mart Inc.(a)	199,539	225,479
Texas Roadhouse Inc. Class A(a)(b)	198,640	1,539,460
Tuesday Morning Corp.(a)	237,054	386,398
Tween Brands Inc.(a)	192,413	831,224
World Fuel Services Corp.	72,664	2,688,568
Zale Corp.(a)(b)	247,687	824,798

		80,831,752
SAVINGS & LOANS—0.84%
Anchor BanCorp Wisconsin Inc.	141,686	391,053
BankAtlantic Bancorp Inc. Class A(b)	63,465	368,097
Brookline Bancorp Inc.	452,956	4,823,981
Dime Community Bancshares Inc.	204,269	2,716,778
Flagstar Bancorp Inc.(a)(b)	458,831	325,770
Guaranty Financial Group Inc.(a)(b)	845,384	2,206,452

		10,832,131
SEMICONDUCTORS—2.61%
Actel Corp.(a)	120,012	1,406,541
Axcelis Technologies Inc.(a)	798,296	407,131
Brooks Automation Inc.(a)	256,647	1,491,119
Cabot Microelectronics Corp.(a)	86,521	2,255,602
Cohu Inc.	74,054	899,756
Cypress Semiconductor Corp.(a)(b)	1,123,801	5,023,390
DSP Group Inc.(a)	208,440	1,671,689
Exar Corp.(a)	193,190	1,288,577
Kopin Corp.(a)	347,441	708,780
Microsemi Corp.(a)	327,128	4,134,898
Rudolph Technologies Inc.(a)	238,149	840,666
Skyworks Solutions Inc.(a)	771,837	4,275,977
Standard Microsystems Corp.(a)	91,561	1,496,107
Supertex Inc.(a)	38,917	934,397
TriQuint Semiconductor Inc.(a)	1,131,558	3,892,560
Ultratech Inc.(a)	122,144	1,460,842
Veeco Instruments Inc.(a)	249,866	1,584,150

		33,772,182
SOFTWARE—2.70%
Avid Technology Inc.(a)	236,114	2,576,004
CSG Systems International Inc.(a)	130,361	2,277,407
Digi International Inc.(a)	78,810	639,149
Eclipsys Corp.(a)(b)	275,696	3,912,126
Informatica Corp.(a)	401,435	5,511,703
JDA Software Group Inc.(a)	212,240	2,786,711
Omnicell Inc.(a)	109,388	1,335,627
Phase Forward Inc.(a)	216,358	2,708,802
Phoenix Technologies Ltd.(a)	167,479	586,177
Progress Software Corp.(a)	151,440	2,916,734
SPSS Inc.(a)	66,209	1,784,995
SYNNEX Corp.(a)	145,300	1,646,249
Take-Two Interactive Software Inc.	385,465	2,914,115
Taleo Corp. Class A(a)	133,123	1,042,353
THQ Inc.(a)	520,526	2,181,004

		34,819,156

STORAGE & WAREHOUSING—0.14%
Mobile Mini Inc.(a)(b)	121,798	1,756,327

		1,756,327
TELECOMMUNICATIONS—2.49%
Adaptec Inc.(a)	945,942	3,121,609
Anixter International Inc.(a)(b)	100,144	3,016,337
Applied Signal Technology Inc.	38,626	692,950
ARRIS Group Inc.(a)	343,243	2,728,782
Black Box Corp.	136,070	3,554,148
EMS Technologies Inc.(a)	81,321	2,103,774
FairPoint Communications Inc.(b)	690,732	2,265,601
General Communication Inc. Class A(a)	192,232	1,555,157
Harmonic Inc.(a)	737,352	4,136,545
Network Equipment Technologies Inc.(a)	227,946	656,484
Newport Corp.(a)	279,501	1,895,017
Novatel Wireless Inc.(a)(b)	235,503	1,092,734
Symmetricom Inc.(a)	214,172	845,979
Tekelec(a)	307,792	4,105,945
Tollgrade Communications Inc.(a)	71,506	341,799

		32,112,861
TEXTILES—0.38%
G&K Services Inc. Class A	147,204	2,976,465
UniFirst Corp.	63,281	1,878,813

		4,855,278
TOYS, GAMES & HOBBIES—0.21%
JAKKS Pacific Inc.(a)	93,995	1,939,117
RC2 Corp.(a)	69,637	743,027

		2,682,144
TRANSPORTATION—1.35%
Arkansas Best Corp.(b)	196,217	5,908,094
Bristow Group Inc.(a)(b)	126,481	3,388,426
Hub Group Inc. Class A(a)	137,326	3,643,259
Kirby Corp.(a)	165,912	4,539,352

		17,479,131
WATER—0.34%
American States Water Co.	134,169	4,424,894

		4,424,894

TOTAL COMMON STOCKS
(Cost: $1,757,454,640)		1,288,674,589

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.58%

MONEY MARKET FUNDS—7.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	70,820,830	70,820,830
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	12,716,723	12,716,723
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	14,263,899	14,263,899

		97,801,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,801,452)	97,801,452

TOTAL INVESTMENTS IN SECURITIES—107.38%
(Cost: $1,855,256,092)	1,386,476,041
Other Assets, Less Liabilities—(7.38)%	(95,259,124)

NET ASSETS—100.00%	$1,291,216,917

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.26%
Dentsu Inc.	144	$281,169

		281,169
AGRICULTURE—0.99%
Japan Tobacco Inc.	333	1,083,673

		1,083,673
AIRLINES—0.82%
All Nippon Airways Co. Ltd.(a)	126,000	492,046
Japan Airlines Corp.(a)(b)	171,000	399,912

		891,958
AUTO MANUFACTURERS—8.66%
Honda Motor Co. Ltd.	111,600	2,346,493
Nissan Motor Co. Ltd.	150,300	530,568
Suzuki Motor Corp.	26,100	353,566
Toyota Motor Corp.	193,500	6,200,965

		9,431,592
AUTO PARTS & EQUIPMENT—1.38%
Bridgestone Corp.	44,100	645,568
Denso Corp.	33,300	540,000
NOK Corp.	7,200	49,800
Toyota Industries Corp.	12,600	264,927

		1,500,295
BANKS—9.31%
Mitsubishi UFJ Financial Group Inc.	754,200	4,567,632
Mizuho Financial Group Inc.	810	2,302,670
Shinsei Bank Ltd.	108,000	165,604
Sumitomo Mitsui Financial Group Inc.	576	2,389,145
Sumitomo Trust and Banking Co. Ltd. (The)	126,000	717,220

		10,142,271
BEVERAGES—1.21%
Asahi Breweries Ltd.	29,700	504,228
Kirin Holdings Co. Ltd.	63,000	817,297

		1,321,525
BUILDING MATERIALS—1.27%
Asahi Glass Co. Ltd.	72,000	400,309
Daikin Industries Ltd.	18,900	482,664
JS Group Corp.	17,100	260,320
Panasonic Electric Works Co. Ltd.	28,000	243,398

		1,386,691
CHEMICALS—2.55%
Asahi Kasei Corp.	90,000	387,203
JSR Corp.	14,400	158,058

Mitsubishi Chemical Holdings Corp.	81,000	351,164
Mitsui Chemicals Inc.	45,000	162,824
Nitto Denko Corp.	11,700	220,190
Shin-Etsu Chemical Co. Ltd.	26,100	1,171,837
Sumitomo Chemical Co. Ltd.	99,000	329,818

		2,781,094
COMMERCIAL SERVICES—0.70%
Dai Nippon Printing Co. Ltd.	45,000	485,990
Toppan Printing Co. Ltd.	36,000	271,638

		757,628
COMPUTERS—0.88%
Fujitsu Ltd.	135,000	638,886
TDK Corp.	9,000	322,670

		961,556
COSMETICS & PERSONAL CARE—1.67%
Kao Corp.	36,000	1,076,227
Shiseido Co. Ltd.	27,000	543,574
Uni-Charm Corp.	2,700	201,346

		1,821,147
DISTRIBUTION & WHOLESALE—3.80%
ITOCHU Corp.	99,000	483,806
Marubeni Corp.	108,000	400,309
Mitsubishi Corp.	100,800	1,376,618
Mitsui & Co. Ltd.	117,000	1,162,901
Sumitomo Corp.	82,800	712,454

		4,136,088
DIVERSIFIED FINANCIAL SERVICES—2.20%
Credit Saison Co. Ltd.	11,700	157,076
Daiwa Securities Group Inc.	90,000	522,228
Nomura Holdings Inc.	142,200	1,143,561
ORIX Corp.	6,660	366,612
Promise Co. Ltd.	5,850	145,201
Takefuji Corp.	7,020	56,067

		2,390,745
ELECTRIC—5.88%
Chubu Electric Power Co. Inc.	45,900	1,384,848
Kansai Electric Power Co. Inc. (The)	53,100	1,523,001
Kyushu Electric Power Co. Inc.	28,800	759,316
Tokyo Electric Power Co. Inc. (The)	82,800	2,740,210

		6,407,375
ELECTRICAL COMPONENTS & EQUIPMENT—3.56%
Fujikura Ltd.	27,000	86,972
Furukawa Electric Co. Ltd. (The)	45,000	212,962
Hitachi Ltd.	225,000	856,315
Mitsubishi Electric Corp.	135,000	822,063
SANYO Electric Co. Ltd.(b)	117,000	214,253
Sharp Corp.	63,000	442,008
Sumitomo Electric Industries Ltd.	54,000	406,266
Toshiba Corp.	207,000	835,764

		3,876,603
ELECTRONICS—4.79%
Advantest Corp.	12,600	198,764
Fanuc Ltd.	13,500	936,735
Hirose Electric Co. Ltd.	2,700	268,660

Hoya Pentax HD Corp.	29,700	504,884
Keyence Corp.	2,710	544,093
Kyocera Corp.	11,700	823,453
Murata Manufacturing Co. Ltd.	13,500	519,746
NEC Corp.	135,000	442,306
NGK Insulators Ltd.	18,000	197,176
Secom Co. Ltd.	15,300	776,393

		5,212,210
ENGINEERING & CONSTRUCTION—0.88%
Kajima Corp.	63,000	215,444
Obayashi Corp.	45,000	263,100
Shimizu Corp.	45,000	258,136
Taisei Corp.	81,000	218,025

		954,705
ENTERTAINMENT—0.27%
Oriental Land Co. Ltd.	3,600	293,878

		293,878
FOOD—0.92%
Ajinomoto Co. Inc.	45,000	482,019
Nippon Meat Packers Inc.	9,000	133,734
Nissin Foods Holdings Co. Ltd.	6,300	216,834
Yakult Honsha Co. Ltd.	8,100	170,578

		1,003,165
FOREST PRODUCTS & PAPER—0.60%
Nippon Paper Group Inc.	72	284,346
Oji Paper Co. Ltd.	63,000	364,865

		649,211
GAS—1.31%
Osaka Gas Co. Ltd.	135,000	616,547
Tokyo Gas Co. Ltd.	162,000	813,127

		1,429,674
HAND & MACHINE TOOLS—0.33%
SMC Corp.	3,600	361,390

		361,390
HEALTH CARE - PRODUCTS—0.46%
Terumo Corp.	10,900	501,412

		501,412
HOME BUILDERS—0.60%
Daiwa House Industry Co. Ltd.	36,000	343,519
Sekisui House Ltd.	36,000	308,969

		652,488
HOME FURNISHINGS—2.96%
Panasonic Corp.	135,000	1,657,529
Pioneer Corp.	11,700	21,038
Sony Corp.	72,900	1,545,657

		3,224,224
HOUSEWARES—0.10%
TOTO Ltd.(a)	18,000	110,800

		110,800
INSURANCE—3.65%
Mitsui Sumitomo Insurance Group Holdings Inc.	30,600	940,110

Nipponkoa Insurance Co. Ltd.	45,000	340,044
Sompo Japan Insurance Inc.	63,000	448,263
T&D Holdings Inc.	16,200	661,224
Tokio Marine Holdings Inc.	55,800	1,588,130

		3,977,771
INTERNET—1.27%
SoftBank Corp.	53,100	938,988
Yahoo! Japan Corp.	1,098	442,107

		1,381,095
IRON & STEEL—2.87%
JFE Holdings Inc.	36,925	951,129
Kobe Steel Ltd.	180,000	321,677
Nippon Steel Corp.	396,000	1,266,851
Sumitomo Metal Industries Ltd.	243,000	581,699

		3,121,356
MACHINERY - CONSTRUCTION & MINING—0.73%
Komatsu Ltd.	64,800	799,188

		799,188
MACHINERY - DIVERSIFIED—0.46%
Kubota Corp.	72,000	503,563

		503,563
MANUFACTURING—2.36%
FUJIFILM Holdings Corp.	33,300	716,326
Kawasaki Heavy Industries Ltd.	108,000	213,260
Konica Minolta Holdings Inc.	36,000	270,844
Mitsubishi Heavy Industries Ltd.	243,000	1,058,853
Nikon Corp.	27,000	315,124

		2,574,407
MEDIA—0.11%
Nippon Television Network Corp.	1,170	121,969

		121,969
METAL FABRICATE & HARDWARE—0.12%
NSK Ltd.	36,000	131,848

		131,848
MINING—0.63%
Mitsubishi Materials Corp.	90,000	221,401
Mitsui Mining & Smelting Co. Ltd.	45,000	92,830
Sumitomo Metal Mining Co. Ltd.	36,000	374,098

		688,329
OFFICE & BUSINESS EQUIPMENT—2.79%
Canon Inc.	81,050	2,476,652
Ricoh Co. Ltd.	45,000	557,970

		3,034,622
OIL & GAS—0.57%
Nippon Oil Corp.	90,000	443,795
TonenGeneral Sekiyu K.K.	18,000	177,716

		621,511
PACKAGING & CONTAINERS—0.17%
Toyo Seikan Kaisha Ltd.	10,800	182,522

		182,522

PHARMACEUTICALS—5.38%
Astellas Pharma Inc.	32,428	1,298,551
Daiichi Sankyo Co. Ltd.	45,003	1,042,541
Eisai Co. Ltd.	18,000	734,694
Taisho Pharmaceutical Co. Ltd.	12,000	251,914
Takeda Pharmaceutical Co. Ltd.	49,500	2,533,701

		5,861,401
REAL ESTATE—2.60%
Mitsubishi Estate Co. Ltd.	81,000	1,292,962
Mitsui Fudosan Co. Ltd.	63,000	1,015,367
Sumitomo Realty & Development Co. Ltd.	36,000	521,831

		2,830,160
RETAIL—2.63%
AEON Co. Ltd.	49,500	487,082
Marui Group Co. Ltd.	17,100	97,148
Seven & I Holdings Co. Ltd.	54,900	1,847,159
Yamada Denki Co. Ltd.	6,390	435,634

		2,867,023
SEMICONDUCTORS—0.70%
Rohm Co. Ltd.	7,200	357,419
Tokyo Electron Ltd.	11,700	400,110

		757,529
TELECOMMUNICATIONS—5.13%
Nippon Telegraph and Telephone Corp.	603	3,113,116
NTT Data Corp.	90	355,433
NTT DoCoMo Inc.	1,089	2,119,135

		5,587,684
TEXTILES—0.73%
Kuraray Co. Ltd.	22,500	171,263
Teijin Ltd.	63,000	174,440
Toray Industries Inc.	90,000	448,759

		794,462
TOYS, GAMES & HOBBIES—2.77%
Nintendo Co. Ltd.	8,100	3,015,720

		3,015,720
TRANSPORTATION—5.80%
Central Japan Railway Co.	117	1,002,857
East Japan Railway Co.	252	1,915,367
Kintetsu Corp.	108,000	493,238
Mitsui O.S.K. Lines Ltd.	81,000	484,302
Nippon Express Co. Ltd.	63,000	259,923
Nippon Yusen Kabushiki Kaisha	81,000	486,983
Odakyu Electric Railway Co. Ltd.	45,000	389,686
Tokyu Corp.	72,000	356,624
West Japan Railway Co.	117	527,887
Yamato Holdings Co. Ltd.	31,000	396,691

		6,313,558

TOTAL COMMON STOCKS
(Cost: $159,006,080)		108,730,285

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.86%

MONEY MARKET FUNDS—0.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(c)(d)(e)	745,580	745,580
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(c)(d)(e)	105,720	105,720
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(c)(d)	80,134	80,134

		931,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $931,434)		931,434

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $159,937,514)		109,661,719
Other Assets, Less Liabilities—(0.69)%		(747,794)

NET ASSETS—100.00%		$108,913,925

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2008

Security	Shares	Value

PREFERRED STOCKS—98.20%

AUTO MANUFACTURERS—1.39%
Ford Motor Co. Capital Trust II, 6.50%	1,858,178	$16,779,347

		16,779,347
BANKS—43.88%
BAC Capital Trust II, 7.00%	2,144,344	44,023,382
BAC Capital Trust X, 6.25%	2,259,162	45,522,114
Banco Santander SA, 6.41%	1,058,538	26,463,450
Bank of America Corp., 5.91%	1,091,640	13,143,346
Bank One Capital Trust VI, 7.20%	280,434	6,284,526
Barclays Bank PLC, 6.63%(a)	1,488,600	18,681,930
Barclays Bank PLC, 7.10%(a)	599,219	8,149,379
Barclays Bank PLC, 7.75%(a)	436,894	6,487,876
Fifth Third Capital Trust V, 7.25%	149,147	2,268,526
Fifth Third Capital Trust VI, 7.25%	651,087	9,948,609
Fleet Capital Trust VIII, 7.20%	580,450	11,156,249
HSBC USA Inc. Series F, 4.63%	416,853	5,210,663
HSBC USA Inc. Series H, 6.50%	464,429	10,681,867
JPMorgan Chase Capital XVI, 6.35%	55,159	1,177,093
KeyCorp Capital IX, 6.75%	387,941	5,881,186
KeyCorp Capital X, 8.00%	146,656	2,372,894
M&T Capital Trust IV, 8.50%	424,216	10,647,822
National City Capital Trust II, 6.63%	2,489,270	45,802,568
PNC Capital Trust E, 7.75%	161,393	3,981,565
Royal Bank of Scotland Group PLC ADR, 6.40%	1,117,257	9,898,897
Royal Bank of Scotland Group PLC Series L, 5.75%	992,400	7,909,428
Royal Bank of Scotland Group PLC Series N, 6.35%	1,977,584	17,996,014
Santander Finance Preferred SA Unipersonal, 6.50%	210,020	3,960,977
UBS Preferred Funding Trust IV Series D, 5.79%	647,545	6,669,714
US Bancorp Series D, 7.88%	272,845	7,284,962
USB Capital VIII, 6.35%	198,480	4,245,487
USB Capital XI, 6.60%	2,375,971	57,260,901
USB Capital XII, 6.30%	297,720	6,698,700
Wachovia Capital Trust IV, 6.38%	640,118	12,482,301
Wachovia Corp., 7.25%	1,198,293	24,157,587
Wells Fargo Capital IV, 7.00%	2,945,774	72,819,533
Wells Fargo Capital IX, 5.63%	688,901	14,432,476
Zions Capital Trust B, 8.00%	180,218	3,966,598

		527,668,620
DIVERSIFIED FINANCIAL SERVICES—31.63%
ABN AMRO Capital Funding Trust V, 5.90%	2,563,700	27,072,673
ABN AMRO Capital Funding Trust VII, 6.08%	3,308,000	32,914,600
Capital One Capital II, 7.50%	186,956	3,159,556
CIT Group Inc., 6.35%	198,480	2,560,392
CIT Group Inc., 7.75%	7,896	58,273
Citigroup Capital VIII, 6.95%	3,817,432	65,392,610
Citigroup Capital IX, 6.00%	1,892,176	27,512,239
Citigroup Capital XVI, 6.45%	893,160	12,522,103
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,154,335	36,752,955
Goldman Sachs Group Inc. (The) Series D, 4.00%	1,615,993	21,783,586
HSBC Finance Corp., 6.36%	592,238	10,364,165
JPMorgan Chase Capital X, 7.00%	650,599	15,451,726
JPMorgan Chase Capital XI, 5.88%	2,025,080	39,185,298
Merrill Lynch & Co. Inc., 6.00%	1,128,044	12,239,277
Merrill Lynch & Co. Inc., 6.16%	2,195,720	18,004,904
Merrill Lynch Capital Trust I, 6.45%	711,200	11,215,624
Morgan Stanley Capital Trust III, 6.25%	1,598,591	25,353,653

Morgan Stanley Capital Trust IV, 6.25%	363,880	5,432,728
Morgan Stanley Capital Trust VI, 6.60%	761,610	11,812,571
Repsol International Capital Ltd. Series A, 7.45%	73,663	1,502,725

		380,291,658
HOUSEHOLD PRODUCTS & WARES—0.77%
Avery Dennison Corp., 7.88%	269,556	9,232,293

		9,232,293
INSURANCE—5.05%
MetLife Inc., 5.99%	630,202	9,421,520
MetLife Inc., 6.50%	2,649,776	45,231,676
RenaissanceRe Holdings Ltd. Series D, 6.60%	364,636	6,052,958

		60,706,154
MINING—4.14%
Freeport-McMoRan Copper & Gold Inc., 6.75%	1,048,576	49,754,931

		49,754,931
OIL & GAS—0.52%
Chesapeake Energy Corp., 4.50%	104,962	6,271,480

		6,271,480
PHARMACEUTICALS—4.43%
Schering-Plough Corp., 6.00%	305,114	53,242,393

		53,242,393
REAL ESTATE INVESTMENT TRUSTS—6.39%
Capstead Mortgage Corp., 11.07%	536,750	7,015,323
Duke Realty Corp. Series O, 8.38%	367,998	5,284,451
Hospitality Properties Trust, 7.00%	439,992	5,759,495
Maguire Properties Inc. Series A, 7.63%	1,526	1,755
Public Storage Series I, 7.25%	1,546,522	34,100,810
Public Storage Series K, 7.25%	872,485	19,194,670
Public Storage Series M, 6.63%	297,720	5,507,820

		76,864,324

TOTAL PREFERRED STOCKS
(Cost: $1,211,536,104)		1,180,811,200

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.69%

MONEY MARKET FUNDS—2.69%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.03%(a)(b)	32,314,456	32,314,456

		32,314,456

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,314,456)		32,314,456

TOTAL INVESTMENTS IN SECURITIES—100.89%
(Cost: $1,243,850,560)		1,213,125,656
Other Assets, Less Liabilities—(0.89)%		(10,689,325)

NET ASSETS—100.00%		$1,202,436,331

ADR  -  American Depositary Receipts

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P Global Clean Energy, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds commenced operations on June 24, 2008.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. Effective April 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2008:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Nasdaq Biotechnology	$1,703,907,188	$—	$—	$1,703,907,188
Russell 1000	5,855,819,142	—	—	5,855,819,142
Russell 1000 Growth	11,048,998,833	—	—	11,048,998,833
Russell 1000 Value	9,340,006,076	—	—	9,340,006,076
Russell 2000	12,316,436,714	—	3	12,316,436,717
Russell 2000 Growth	2,813,782,124	—	—	2,813,782,124
Russell 2000 Value	3,866,061,202	—	2	3,866,061,204
Russell 3000	3,238,569,343	—	1	3,238,569,344
Russell 3000 Growth	446,358,317	—	—	446,358,317
Russell 3000 Value	417,374,305	—	—	417,374,305
Russell Microcap	305,164,133	—	179,641	305,343,774
Russell Midcap	4,085,144,520	—	—	4,085,144,520
Russell Midcap Growth	2,165,578,395	—	—	2,165,578,395

Russell Midcap Value	2,492,745,843	—	—	2,492,745,843
S&P 100	2,668,634,655	—	—	2,668,634,655
S&P 1500	274,533,577	—	—	274,533,577
S&P 500	15,914,855,376	—	—	15,914,855,376
S&P 500 Growth	5,046,803,690	—	—	5,046,803,690
S&P 500 Value	3,128,697,277	—	—	3,128,697,277
S&P Asia 50	44,219,387	—	88,495	44,307,882
S&P Developed ex-U.S. Property	67,789,257	—	—	67,789,257
S&P Europe 350	1,248,356,799	—	433	1,248,357,232
S&P Global 100	873,984,650	—	40	873,984,690
S&P Global Clean Energy	51,187,337	—	—	51,187,337
S&P Global Consumer Discretionary Sector	14,381,049	—	—	14,381,049
S&P Global Consumer Staples Sector	204,909,937	—	—	204,909,937
S&P Global Energy Sector	581,605,033	—	—	581,605,033
S&P Global Financials Sector	183,223,235	—	111,515	183,334,750
S&P Global Healthcare Sector	586,266,345	—	—	586,266,345
S&P Global Industrials Sector	71,973,649	—	349	71,973,998
S&P Global Infrastructure	170,347,909	—	20	170,347,929
S&P Global Materials Sector	209,464,536	—	—	209,464,536
S&P Global Nuclear Energy	6,857,376	—	—	6,857,376
S&P Global Technology Sector	276,297,398	—	—	276,297,398
S&P Global Telecommunications Sector	244,978,731	—	—	244,978,731
S&P Global Timber & Forestry	13,299,593	—	—	13,299,593
S&P Global Utilities Sector	206,082,949	—	—	206,082,949
S&P Latin America 40	1,213,091,691	—	—	1,213,091,691
S&P MidCap 400	4,263,111,877	—	—	4,263,111,877
S&P MidCap 400 Growth	1,695,937,749	—	—	1,695,937,749
S&P MidCap 400 Value	1,668,729,619	—	—	1,668,729,619
S&P SmallCap 600	4,215,928,490	—	—	4,215,928,490
S&P SmallCap 600 Growth	1,190,337,966	—	—	1,190,337,966
S&P SmallCap 600 Value	1,386,476,041	—	—	1,386,476,041
S&P/TOPIX 150	109,661,719	—	—	109,661,719
S&P U.S. Preferred Stock	1,213,125,656	—	—	1,213,125,656

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three quarters ended December 31, 2008:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Russell 2000	$44	$—	$—	$—	$(41)	$3	$—
Russell 2000 Growth	14	—	—	—	(14)	—	—
Russell 2000 Value	17	—	—	—	(15)	2	—
Russell 3000	2	—	—	—	(1)	1	—
Russell Microcap	4,212	—	(71,735)	117,523	129,641	179,641	(75,555)
S&P Asia 50	—	—	—	—	88,495	88,495	(68,483)
S&P Europe 350	89,047	—	(302)	(88,745)	433	433	433
S&P Global 100	—	—	—	—	40	40	40
S&P Global Financials Sector	687,959	—	—	—	(576,444)	111,515	(93,029)
S&P Global Industrials Sector	23,801	—	(746)	(20,785)	(1,921)	349	(675)
S&P Global Infrastructure	5	—	—	—	15	20	15
S&P/TOPIX 150	1,446,737	—	—	—	(1,446,737)	—	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Nasdaq Biotechnology	$2,380,100,366	$—	$(676,193,178)	$(676,193,178)
Russell 1000	7,985,315,748	—	(2,129,496,606)	(2,129,496,606)
Russell 1000 Growth	15,615,309,410	—	(4,566,310,577)	(4,566,310,577)
Russell 1000 Value	13,103,663,441	—	(3,763,657,365)	(3,763,657,365)
Russell 2000	18,895,745,621	—	(6,579,308,904)	(6,579,308,904)
Russell 2000 Growth	4,615,691,956	—	(1,801,909,832)	(1,801,909,832)
Russell 2000 Value	5,791,617,945	—	(1,925,556,741)	(1,925,556,741)
Russell 3000	4,587,141,238	—	(1,348,571,894)	(1,348,571,894)
Russell 3000 Growth	648,791,639	—	(202,433,322)	(202,433,322)
Russell 3000 Value	625,464,222	—	(208,089,917)	(208,089,917)
Russell Microcap	487,919,595	2,905,739	(185,481,560)	(182,575,821)
Russell Midcap	6,047,352,011	—	(1,962,207,491)	(1,962,207,491)
Russell Midcap Growth	3,526,973,853	—	(1,361,395,458)	(1,361,395,458)
Russell Midcap Value	3,987,493,455	—	(1,494,747,612)	(1,494,747,612)
S&P 100	3,952,809,509	—	(1,284,174,854)	(1,284,174,854)
S&P 1500	375,849,997	—	(101,316,420)	(101,316,420)
S&P 500	24,667,005,831	—	(8,752,150,455)	(8,752,150,455)
S&P 500 Growth	6,602,667,198	—	(1,555,863,508)	(1,555,863,508)
S&P 500 Value	4,635,485,189	—	(1,506,787,912)	(1,506,787,912)
S&P Asia 50	63,520,623	—	(19,212,741)	(19,212,741)
S&P Developed ex-U.S. Property	131,294,737	—	(63,505,480)	(63,505,480)

S&P Europe 350	1,828,655,319	13,304,339	(593,602,426)	(580,298,087)
S&P Global 100	1,245,439,162	—	(371,454,472)	(371,454,472)
S&P Global Clean Energy	57,508,784	—	(6,321,447)	(6,321,447)
S&P Global Consumer Discretionary Sector	23,773,305	481,038	(9,873,294)	(9,392,256)
S&P Global Consumer Staples Sector	255,985,741	—	(51,075,804)	(51,075,804)
S&P Global Energy Sector	767,880,024	8,169,982	(194,444,973)	(186,274,991)
S&P Global Financials Sector	363,931,842	—	(180,597,092)	(180,597,092)
S&P Global Healthcare Sector	736,749,652	1,673,816	(152,157,123)	(150,483,307)
S&P Global Industrials Sector	131,784,176	807	(59,810,985)	(59,810,178)
S&P Global Infrastructure	234,157,416	—	(63,809,487)	(63,809,487)
S&P Global Materials Sector	447,122,253	—	(237,657,717)	(237,657,717)
S&P Global Nuclear Energy	8,529,100	—	(1,671,724)	(1,671,724)
S&P Global Technology Sector	470,464,986	—	(194,167,588)	(194,167,588)
S&P Global Telecommunications Sector	343,801,557	—	(98,822,826)	(98,822,826)
S&P Global Timber & Forestry	20,023,111	—	(6,723,518)	(6,723,518)
S&P Global Utilities Sector	287,125,592	—	(81,042,643)	(81,042,643)
S&P Latin America 40	2,436,749,780	—	(1,223,658,089)	(1,223,658,089)
S&P MidCap 400	6,272,446,719	—	(2,009,334,842)	(2,009,334,842)
S&P MidCap 400 Growth	2,364,131,425	—	(668,193,676)	(668,193,676)
S&P MidCap 400 Value	2,394,080,306	—	(725,350,687)	(725,350,687)
S&P SmallCap 600	6,567,172,512	—	(2,351,244,022)	(2,351,244,022)
S&P SmallCap 600 Growth	1,592,699,040	—	(402,361,074)	(402,361,074)
S&P SmallCap 600 Value	1,938,876,820	—	(552,400,779)	(552,400,779)
S&P/TOPIX 150	160,740,360	3,633,388	(54,712,029)	(51,078,641)
S&P U.S. Preferred Stock	1,263,607,330	34,851,864	(85,333,538)	(50,481,674)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the nine months ended December 31, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P Global 100
Barclays PLC	737	992	453	1,276	$2,814,286	$243,638	$(382,612)
Barclays PLC Rights	—	215	215	—	—	—	—

					$2,814,286	$243,638	$(382,612)

S&P Global Financials Sector
Barclays PLC	278	352	119	511	$1,127,787	$99,794	$(181,459)
Barclays PLC Rights	—	72	72	—	—	—	—

					$1,127,787	$99,794	$(181,459)

S&P Europe 350
Barclays PLC	1,830	2,295	2,053	2,072	$4,570,325	$423,217	$(8,589,932)
S&P U.S. Preferred Stock
Barclays Bank PLC	146	2,421	42	2,525	$33,319,185	$895,408	$40,158

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of December 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 02/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: 02/26/2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: 02/26/2009